      As filed with the Securities and Exchange Commission on April 10, 2006


                                            REGISTRATION STATEMENT NO. 333-70657
                                                                       811-08225
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  -------------

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO. 11


                                       AND
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 28


                                 --------------

                THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                               (Name of Depositor)

                                  ------------

                 One Cityplace, Hartford, Connecticut 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000

                                ----------------


                                 Marie C. Swift
                       Metropolitan Life Insurance Company
                               501 Boylston Street
                                Boston, MA 02116


                     (Name and Address of Agent for Service)

                                  ------------

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485.


[X]   on May 1, 2006 pursuant to paragraph (b) of Rule 485.


[ ]   __ days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]   on __________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered:  Individual Variable Annuity Contracts


================================================================================

                      VINTAGE XTRA(SM) ANNUITY PROSPECTUS:
                METLIFE OF CT FUND BD III FOR VARIABLE ANNUITIES
                 METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES



This prospectus describes VINTAGE XTRA ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively)*. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to Contracts and certificates as "Contracts." You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available for contracts purchased on or after May 1, 2006 are:



AMERICAN FUNDS INSURANCE SERIES - CLASS 2
   American Funds Global Growth Fund
   American Funds Growth Fund
   American Funds Growth-Income Fund



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - Class 2
   Franklin Income Securities Fund
   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund



JANUS ASPEN SERIES - SERVICE SHARES
   Mid Cap Growth Portfolio



LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap Portfolio



LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. CLASS I+
   Legg Mason Partners Variable Investors Portfolio+



LEGG MASON PARTNERS VARIABLE PORTFOLIOS II+
   Legg Mason Partners Variable Appreciation Portfolio+
   Legg Mason Partners Variable Equity Index Portfolio - Class II+ Legg Mason Partners Variable Fundamental Value Portfolio+



LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.+
   Legg Mason Partners Variable Adjustable Rate Income Portfolio+
   Legg Mason Partners Variable Aggressive Growth Portfolio+
   Legg Mason Partners Variable High Income Portfolio+
   Legg Mason Partners Variable Large Cap Growth Portfolio+
   Legg Mason Partners Variable Mid Cap Core Portfolio+
   Legg Mason Partners Variable Money Market Portfolio+



LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV+
   Legg Mason Partners Variable Multiple Discipline Portfolio - All Cap Growth and Value+
   Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap Growth and Value+
   Legg Mason Partners Variable Multiple Discipline Portfolio - Global All Cap Growth and Value+
   Legg Mason Partners Variable Multiple Discipline Portfolio - Large Cap Growth and Value+



LEGG MASON PARTNERS VARIABLE PORTFOLIOS V+
   Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio+



MET INVESTORS SERIES TRUST
   Dreman Small-Cap Value Portfolio - Class A+
   Harris Oakmark International Portfolio - Class A+
   Janus Capital Appreciation Portfolio - Class A+
   Lord Abbett Growth and Income Portfolio - Class B+
   Lord Abbett Mid-Cap Value Portfolio - Class B+
   Mercury Large-Cap Core Portfolio - Class A+
   Met/AIM Capital Appreciation Portfolio - Class A+
   Met/AIM Small Cap Growth Portfolio - Class A+
   MFS(R) Value Portfolio - Class A+
   Neuberger Berman Real Estate Portfolio - Class A+
   Pioneer Fund Portfolio - Class A+
   Pioneer Mid-Cap Value Portfolio - Class A+
   Pioneer Strategic Income Portfolio - Class A+
   Third Avenue Small Cap Value Portfolio - Class B+



METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth Portfolio - Class D+
   BlackRock Bond Income Portfolio - Class E+
   Capital Guardian U.S. Equity Portfolio - Class A+
   FI Large Cap Portfolio - Class A+
   FI Value Leaders Portfolio - Class D+
   MFS(R) Total Return Portfolio - Class F+
   Oppenheimer Global Equity Portfolio - Class B+



PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE CLASS
   Real Return Portfolio
   Total Return Portfolio



PUTNAM VARIABLE TRUST - CLASS IB
   Putnam VT Small Cap Value Fund



VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio - Service Class
   VIP Mid Cap Portfolio - Service Class 2



METROPOLITAN SERIES FUND, INC. - ASSET ALLOCATION PORTFOLIOS - CLASS B
   MetLife Conservative Allocation Portfolio+
   MetLife Conservative to Moderate Allocation Portfolio+
   MetLife Moderate Allocation Portfolio+
   MetLife Moderate to Aggressive Allocation Portfolio+
   MetLife Aggressive Allocation Portfolio+




(+) This Variable Funding Option has been subject to a merger, substitution or name change. Please see "The Annuity Contract -- The Variable Funding Options" for more information.



*TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.



We also offer variable annuity contracts that do not have Purchase Payment Credits, and therefore may have lower fees. Over time, the value of the Purchase Payment Credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you. The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3 CP, Hartford, Connecticut 06103-3415, call 1-800-842-9328 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                           PROSPECTUS DATED MAY 1 2006

\
                                TABLE OF CONTENTS


Glossary..............................................     3
Summary...............................................     5
Fee Table.............................................     9
Condensed Financial Information.......................    18
The Annuity Contract..................................    18
   Contract Owner Inquiries...........................    19
   Purchase Payments..................................    19
   Purchase Payment Credits...........................    19
   Accumulation Units.................................    20
   The Variable Funding Options.......................    20
Fixed Account.........................................    27
Charges and Deductions................................    27
   General............................................    27
   Withdrawal Charge..................................    28
   Free Withdrawal Allowance..........................    29
   Transfer Charge....................................    29
   Administrative Charges.............................    29
   Mortality and Expense Risk Charge..................    29
   Variable Liquidity Benefit Charge..................    29
   Enhanced Stepped-Up Provision Charge...............    30
   Guaranteed Minimum Withdrawal Benefit Charge.......    30
   Variable Funding Option Expenses...................    30
   Premium Tax........................................    30
   Changes in Taxes Based upon Premium or Value.......    30
Transfers.............................................    30
Market Timing/Excessive Trading.......................    31
   Dollar Cost Averaging..............................    32
Access to Your Money..................................    33
   Guaranteed Minimum Withdrawal Benefit .............    33
   Systematic Withdrawals.............................    38
Ownership Provisions..................................    39
   Types of Ownership.................................    39
     Contract Owner...................................    39
     Beneficiary......................................    39
     Annuitant........................................    39
Death Benefit.........................................    40
   Death Proceeds before the Maturity Date............    40
   Enhanced Stepped-up Provision......................    41
   Payment of Proceeds................................    41
   Spousal Contract Continuance.......................    43
   Beneficiary Contract Continuance...................    43
   Planned Death Benefit..............................    44
   Death Proceeds after the Maturity Date.............    44
The Annuity Period....................................    44
   Maturity Date......................................    44
   Allocation of Annuity..............................    45
   Variable Annuity...................................    45
   Fixed Annuity......................................    45
 Payment Options......................................    45
   Election of Options................................    45
   Annuity Options....................................    46
   Variable Liquidity Benefit.........................    46
 Miscellaneous Contract Provisions....................    47
   Right to Return....................................    47
   Termination........................................    47
   Required Reports...................................    47
   Suspension of Payments.............................    47
 The Separate Accounts................................    47
   Performance Information............................    48
 Federal Tax Considerations...........................    48
   General Taxation of Annuities......................    49
   Types of Contracts: Qualified and Non-qualified....    49
   Qualified Annuity Contracts........................    49
   Taxation of Qualified Annuity Contracts............    49
   Mandatory Distributions for Qualified Plans........    49
   Non-qualified Annuity Contracts....................    50
   Diversification Requirements for Variable
    Annuities ........................................    50
   Ownership of the Investments.......................    51
   Taxation of Death Benefit Proceeds.................    51
   Other Tax Considerations...........................    51
   Treatment of Charges for Optional Benefits.........    51
   Puerto Rico Tax Considerations.....................    51
   Non-Resident Aliens................................    52
 Other Information....................................    52
   The Insurance Companies............................    52
   Financial Statements...............................    52
   Distribution of Variable Annuity Contracts.........    52
   Conformity with State and Federal Laws.............    54
   Voting Rights......................................    54
   Restrictions on Financial Transactions.............    54
   Legal Proceedings..................................    55
 Appendix A: Condensed Financial Information for
   MetLife of CT Fund BD III for Variable Annuities...   A-1
 Appendix B: Condensed Financial Information for
   MetLife of CT Fund BD IV for Variable Annuities....   B-1
 Appendix C: The Fixed Account........................   C-1
 Appendix D: Waiver of Withdrawal
   Charge for Nursing Home Confinement................   D-1
 Appendix E: Contents of the Statement of
   Additional Information.............................   E-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (I) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.


MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

PURCHASE PAYMENT CREDIT -- an amount credited to your Contract Value that equals a percentage of each Purchase Payment made.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.


WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.


WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                              VINTAGE XTRA ANNUITY


THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors MetLife of CT Fund BD III for Variable Annuities ("Fund BD III"); MetLife Life and Annuity Company of Connecticut sponsors MetLife of CT Fund BD IV for Variable Annuities ("Fund BD IV"). When we refer to the Separate Account, we are referring to either Fund BD III or Fund BD IV, depending upon your issuing Company.



You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.


During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.



WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.


You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds) minus any Purchase Payment Credits. Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state permits, we will refund your full Purchase Payment minus any Purchase Payment Credits. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed) minus any Purchase Payment Credits. We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credits. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the

Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.25% for the Standard Death Benefit and 1.45% for the Enhanced Death Benefit. For Contracts with a value of less than $100,000, we also deduct an annual Contract administrative charge of $40. Each Underlying Fund also charges for management costs and other expenses.



We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn. The maximum percentage is 8%, decreasing to 0% after nine full years.


If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. Please refer to "Payment Options" for a description of this benefit.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments, Purchase Payment Credits and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59-1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.


For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Managed Distribution Program).


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      - PURCHASE PAYMENT CREDITS. For each Purchase Payment you make, we will add a credit to your Contract Value. For the initial Purchase Payment, and for any additional Purchase Payments made during the first Contract Year, we will determine the amount of the credit based on the greater age of the Contract Owner or the Annuitant at the time the Contract is issued. If the greater attained age is 69 or less, the credit is 5%. If the greater attained age is 70 through age 80, the credit is 4%. For additional Purchase Payments made subsequent to the first Contract Year, the amount of the credit will be determined by the greater attained age of the Contract Owner or the Annuitant at the time of such Purchase Payment. For those additional Purchase Payments, if the greater attained age is 69 or less, the credit is 5% and if the greater attained age is 70 through age 80, the credit is 4%. The expenses for a Contract with Purchase Payment Credits are higher than a similar contract without Purchase Payment Credits, and the additional expenses attributable to the credits may offset the amount of the Purchase Payment Credit.

      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70-1/2 or retires. These minimum distributions occur during the accumulation phase.

      - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

      - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

      - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

                                    FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE......       8%(1)

(as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn)

TRANSFER CHARGE...............  $10(2)

(assessed on transfers that exceed 12 per year)

VARIABLE LIQUIDITY BENEFIT CHARGE............     88%(3)

(as a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE...........    $40(4)

--------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 9 years. The charge is as follows:

            YEARS SINCE PURCHASE                     WITHDRAWAL
                PAYMENT MADE                           CHARGE
-------------------------------------------          ----------
GREATER THAN OR EQUAL TO     BUT LESS THAN
           0 years                 4 years                8%
           4 years                 5 years                7%
           5 years                 6 years                6%
           6 years                 7 years                5%
           7 years                 8 years                3%
           8 years                 9 years                1%
          9 years+                                        0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:

            YEARS SINCE INITIAL                      WITHDRAWAL
              PURCHASE PAYMENT                         CHARGE
-------------------------------------------          ----------
GREATER THAN OR EQUAL TO    BUT LESS THAN
           0 years               4 years                 8%
           4 years               5 years                 7%
           5 years               6 years                 6%
           6 years               7 years                 5%
           7 years               8 years                 3%
           8 years               9 years                 1%
          9 years+                                       0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:

(as a percentage of the average daily net assets of the Separate Account)


We will assess a minimum mortality and expense risk charge of 1.25% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II,, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:



                                                    STANDARD DEATH          ENHANCED DEATH
                                                        BENEFIT                 BENEFIT
                                                    --------------          --------------
Mortality and Expense ("M & E") Risk Charge..            1.25%(5)               1.45%(5)
Administrative Expense Charge................            0.15%                  0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
  NO OPTIONAL FEATURES SELECTED..............            1.40%                  1.60%
Optional E.S.P. Charge.......................            0.20%                  0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
  E.S.P. ONLY SELECTED.......................            1.60%                  1.80%
Optional GMWB I Charge (maximum upon
  reset).....................................            1.00%(6)               1.00%(6)
Optional GMWB II Charge (maximum upon
  reset).....................................            1.00%(6)               1.00%(6)
Optional GMWB III Charge.....................            0.25%                  0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
  GMWB I ONLY SELECTED.......................            2.40%                  2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
  GMWB II ONLY SELECTED......................            2.40%                  2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
  GMWB III ONLY SELECTED.....................            1.65%                  1.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
  E.S.P. AND GMWB I SELECTED.................            2.60%                  2.80%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
  E.S.P. AND GMWB II SELECTED................            2.60%                  2.80%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
  E.S.P. AND GMWB III SELECTED...............            1.85%                  2.05%


---------------------------------


(5) We are waiving the Mortality and Expense Risk charge in an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust.



(6) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I and 0.50% for GMWB II.



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (UNLESS OTHERWISE INDICATED):



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9328.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                  MINIMUM      MAXIMUM
                                                                                  -------      -------
TOTAL ANNUAL FUND OPERATING EXPENSES
   (expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service fees (12b-1) fees, and
   other expenses)                                                                   0.47%        4.47%

UNDERLYING FUND FEES AND EXPENSES


(as a percentage of average daily net assets)



                                                 DISTRIBUTION                 TOTAL       CONTRACTUAL           NET TOTAL
                                                     AND/OR                   ANNUAL       FEE WAIVER            ANNUAL
                                 MANAGEMENT     SERVICE(12b-1)  OTHER       OPERATING    AND/OR EXPENSE         OPERATING
       UNDERLYING FUND:             FEE              FEES      EXPENSES      EXPENSES    REIMBURSEMENT          EXPENSES**
------------------------------   ----------     -------------- --------     ---------    --------------      ----------------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Core Equity Fund
     - Series I+                    0.60%            --          0.27%        0.87%            --                 0.87%(1)
AMERICAN FUNDS INSURANCE
   SERIES
   American Funds Global
     Growth Fund - Class 2*         0.58%          0.25%         0.04%        0.87%            --                 0.87%
   American Funds Growth
     Fund - Class 2*                0.33%          0.25%         0.02%        0.60%            --                 0.60%
   American Funds
     Growth-Income Fund -
     Class 2*                       0.28%          0.25%         0.01%        0.54%            --                 0.54%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Franklin Income
     Securities Fund - Class
     2*                             0.46%          0.25%         0.02%        0.73%            --                 0.73%(2)(3)
   Franklin Small-Mid Cap
     Growth Securities Fund
     - Class 2*+                    0.48%          0.25%         0.28%        1.01%          0.02%                0.99%(3)(4)
   Templeton Developing
     Markets Securities Fund
     - Class 2*                     1.24%          0.25%         0.29%        1.78%            --                 1.78%
   Templeton Foreign
     Securities Fund - Class
     2*                             0.65%          0.25%         0.17%        1.07%          0.05%                1.02%(4)
JANUS ASPEN SERIES
   Mid Cap Growth Portfolio
     - Service Shares*              0.64%          0.25%         0.03%        0.92%            --                 0.92%
LAZARD RETIREMENT SERIES,
   INC.
   Lazard Retirement Small
     Cap Portfolio*                 0.75%          0.25%         0.22%        1.22%            --                 1.22%
LEGG MASON PARTNERS
   INVESTMENT SERIES
   Legg Mason Partners
     Variable Dividend
     Strategy Portfolio+++          0.65%            --          0.21%        0.86%            --                 0.86%
   Legg Mason Partners
     Variable Premier
     Selections All Cap
     Growth Portfolio+++            0.75%            --          0.19%        0.94%            --                 0.94%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners
     Variable All Cap
     Portfolio - Class I+           0.75%            --          0.07%        0.82%            --                 0.82%
   Legg Mason Partners
     Variable Investors
     Portfolio - Class I            0.65%            --          0.06%        0.71%            --                 0.71%
   Legg Mason Partners
     Variable Small Cap
     Growth Portfolio -
     Class I+                       0.75%            --          0.22%        0.97%            --                 0.97%

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners
     Variable Appreciation
     Portfolio                      0.70%            --          0.02%        0.72%            --                 0.72%
   Legg Mason Partners
     Variable Diversified
     Strategic Income
     Portfolio+                     0.65%            --          0.12%        0.77%            --                 0.77%
   Legg Mason Partners
     Variable Equity Index
     Portfolio - Class II*          0.31%          0.25%         0.03%        0.59%            --                 0.59%
   Legg Mason Partners
     Variable Fundamental
     Value Portfolio                0.75%            --          0.03%        0.78%            --                 0.78%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.
   Legg Mason Partners
     Variable Adjustable
     Rate Income Portfolio*++       0.55%          0.25%         0.28%        1.08%            --                 1.08%(5)
   Legg Mason Partners
     Variable Aggressive
     Growth Portfolio++             0.75%            --          0.02%        0.77%            --                 0.77%(5)
   Legg Mason Partners
     Variable High Income
     Portfolio++                    0.60%            --          0.06%        0.66%            --                 0.66%
   Legg Mason Partners
     Variable International
     All Cap Growth
     Portfolio+++                   0.85%            --          0.15%        1.00%            --                 1.00%
   Legg Mason Partners
     Variable Large Cap
     Growth Portfolio++             0.75%            --          0.04%        0.79%            --                 0.79%
   Legg Mason Partners
     Variable Large Cap
     Value Portfolio+++             0.60%            --          0.05%        0.65%            --                 0.65%
   Legg Mason Partners
     Variable Mid Cap Core
     Portfolio++                    0.75%            --          0.07%        0.82%            --                 0.82%
   Legg Mason Partners
     Variable Money Market
     Portfolio++                    0.45%            --          0.02%        0.47%            --                 0.47%(5)
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS IV
   Legg Mason Partners
     Variable Multiple
     Discipline Portfolio -
     All Cap Growth and
     Value*                         0.75%          0.25%         0.06%        1.06%            --                 1.06%
   Legg Mason Partners
     Variable Multiple
     Discipline Portfolio -
     Balanced All Cap Growth
     and Value*                     0.75%          0.25%         0.06%        1.06%            --                 1.06%
   Legg Mason Partners
     Variable Multiple
     Discipline Portfolio -
     Global All Cap Growth
     and Value*                     0.75%          0.25%         0.15%        1.15%            --                 1.15%
   Legg Mason Partners
     Variable Multiple
     Discipline Portfolio -
     Large Cap Growth and
     Value*                         0.75%          0.25%         0.24%        1.24%            --                 1.24%

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS V
   Legg Mason Partners
     Variable Small Cap
     Growth Opportunities
     Portfolio                      0.75%            --          0.30%        1.05%           ---                 1.05%
MET INVESTORS SERIES TRUST
   Dreman Small-Cap Value
     Portfolio - Class A            0.83%            --          3.64%        4.47%          3.37%                1.10%(6)
   Harris Oakmark
     International Portfolio
     - Class A                      0.82%            --          0.13%        0.95%            --                 0.95%
   Janus Capital
     Appreciation Portfolio
     - Class A                      0.65%            --          0.09%        0.74%            --                 0.74%(6)
   Lord Abbett Growth and
     Income Portfolio -
     Class B*                       0.50%          0.25%         0.04%        0.79%            --                 0.79%(6)
   Lord Abbett Mid-Cap Value
     Portfolio - Class B*           0.68%          0.25%         0.08%        1.01%            --                 1.01%
   Mercury Large-Cap Core
     Portfolio - Class A            0.78%            --          0.12%        0.90%            --                 0.90%(6)
   Met/AIM Capital
     Appreciation Portfolio
     - Class A                      0.76%            --          0.05%        0.81%            --                 0.81%(6)
   Met/AIM Small Cap Growth
     Portfolio - Class A            0.90%            --          0.10%        1.00%            --                 1.00%(6)
   MFS(R) Value Portfolio -
     Class A                        0.73%            --          0.24%        0.97%            --                 0.97%(6)
   Neuberger Berman Real
     Estate Portfolio -
     Class A                        0.67%            --          0.03%        0.70%            --                 0.70%
   Pioneer Fund Portfolio -
     Class A                        0.75%            --          0.28%        1.03%          0.03%                1.00%(6)
   Pioneer Mid-Cap Value
     Portfolio - Class A            0.75%            --          2.84%        3.59%          2.59%                1.00%(6)
   Pioneer Strategic Income
     Portfolio - Class A            0.73%            --          0.09%        0.82%            --                 0.82%(6)
   Third Avenue Small Cap
     Value Portfolio - Class
     B*                             0.75%          0.25%         0.05%        1.05%            --                 1.05%
METROPOLITAN SERIES FUND,
   INC.
   BlackRock Aggressive
     Growth Portfolio -
     Class D*                       0.73%          0.10%         0.06%        0.89%            --                 0.89%
   BlackRock Bond Income
     Portfolio - Class E*           0.40%          0.15%         0.07%        0.62%            --                 0.62%(7)
   Capital Guardian U.S.
     Equity Portfolio -
     Class A                        0.67%            --          0.06%        0.73%            --                 0.73%
   FI Large Cap Portfolio -
     Class A                        0.80%            --          0.06%        0.86%            --                 0.86%(8)
   FI Value Leaders
     Portfolio - Class D*           0.66%          0.10%         0.07%        0.83%            --                 0.83%
   MFS(R) Total Return
     Portfolio - Class F*           0.57%          0.20%         0.16%        0.93%            --                 0.93%(9)
   Oppenheimer Global Equity
     Portfolio - Class B*           0.60%          0.25%         0.33%        1.18%            --                 1.18%
   T. Rowe Price Large Cap
     Growth Portfolio -
     Class B*+                      0.60%          0.25%         0.12%        0.97%            --                 0.97%(10)
PIMCO VARIABLE INSURANCE
   TRUST
   Real Return Portfolio -
     Administrative Class           0.25%            --          0.41%        0.66%            --                 0.66%(11)
   Total Return Portfolio -
     Administrative Class           0.25%            --          0.40%        0.65%            --                 0.65%

PUTNAM VARIABLE TRUST
   Putnam VT Discovery
     Growth Fund - Class IB*+       0.70%          0.25%         0.47%        1.42%            --                 1.42%
   Putnam VT International
     Equity Fund - Class IB*+       0.75%          0.25%         0.18%        1.18%            --                 1.18%
   Putnam VT Small Cap Value
     Fund - Class IB*               0.76%          0.25%         0.08%        1.09%            --                 1.09%
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Emerging Growth Portfolio
     -Class I+                      0.70%            --          0.07%        0.77%            --                 0.77%
VARIABLE INSURANCE PRODUCTS
   FUND
   VIP Contrafund(R)
     Portfolio - Service
     Class*                         0.57%          0.10%         0.09%        0.76%            --                 0.76%
   VIP Mid Cap Portfolio -
     Service Class 2*               0.57%          0.25%         0.12%        0.94%            --                 0.94%



                                                                                                                NET TOTAL
                                                                                                                 ANNUAL
                                                                                                                OPERATING
                                                                                                                EXPENSES
                                            DISTRIBUTION                                                        INCLUDING
                                               AND/OR                            CONTRACTUAL     NET TOTAL    NET EXPENSES
                                              SERVICE              TOTAL ANNUAL   FEE WAIVER       ANNUAL          OF
                                MANAGEMENT    (12b-1)     OTHER     OPERATING   AND/OR EXPENSE   OPERATING     UNDERLYING
       UNDERLYING FUND:            FEE          FEES     EXPENSES    EXPENSES    REIMBURSEMENT   EXPENSES**    PORTFOLIOS
----------------------------    ----------  ------------ --------  ------------ --------------   ----------   -------------
METROPOLITAN SERIES FUND,
 INC.
MetLife Conservative
 Allocation Portfolio --
 Class B*...................      0.10%        0.25%       0.95%      1.30%          0.95%          0.35%     0.98%(12)(13)
MetLife Conservative to
 Moderate Allocation
 Portfolio -- Class B*......      0.10%        0.25%       0.31%      0.66%          0.31%          0.35%     1.00%(12)(13)
MetLife Moderate Allocation
 Portfolio -- Class B*......      0.10%        0.25%       0.19%      0.54%          0.19%          0.35%     1.04%(12)(13)
MetLife Moderate to
 Aggressive Allocation
 Portfolio -- Class B*......      0.10%        0.25%       0.24%      0.59%          0.24%          0.35%     1.06%(12)(13)
MetLife Aggressive
 Allocation Portfolio --
 Class B*...................      0.10%        0.25%       1.66%      2.01%          1.66%          0.35%     1.07%(12)(13)


--------------


* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).



** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.


+     Closed to new investors.


++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.



NOTES



(1) As a result of a reorganization of another fund into the Fund, which will occur on or about May 1, 2006, the Fund's Total Annual Operating Expenses have been restated to reflect such reorganization.



(2)   The Fund administration fee is paid indirectly through the management fee.



(3) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate at 0.25% per year.



(4) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC).



(5) The Management Fee in the table has been restated to reflect a new management fee schedule that became effective on November 1, 2005.

      (6) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentages: 1.10% for the Dreman Small-Cap Value Portfolio, 1.05% for the Met/AIM Small Cap Growth Portfolio, 1.00% for the Pioneer Fund Portfolio and 1.00% for the Pioneer Mid-Cap Value Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits. Certain amounts were recouped by the investment manager during 2005. The amounts repaid are reflected in Other Expenses and equal 0.04% for the Met/AIM Small Cap Growth Portfolio. Fees and expenses for the following Portfolios are estimated for the year ending December 31, 2006:
      Dreman Small-Cap Value Portfolio, Janus Capital Appreciation Portfolio, Mercury Large-Cap Core Portfolio, Met/AIM Capital Appreciation Portfolio, MFS(R) Value Portfolio, Pioneer Fund Portfolio, Pioneer Mid-Cap Value Portfolio and Pioneer Strategic Income Portfolio. For Lord Abbett Growth and Income Portfolio, the Management Fee in the table has been restated to reflect a new fee schedule that became effective on January 1, 2006.



(7) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses)payable by the Portfolio, in the following amount: 0.025% on assets in excess of $1 billion and less than $2 billion.



(8) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.



(9) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.015% on the first $50 million of assets.



(10) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on May 1, 2006.



(11) Ratio of expenses to average net assets excluding interest expense is 0.65%.



(12) Our affiliate, MetLife Advisers, LLC (the "adviser"), has contractually agreed, for the period May 1, 2006 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) to 0.35%. This subsidy is subject to the Portfolio's obligation to repay the adviser in future years, if any, when the Portfolio's expenses for any Class fall below the expense limit for that Class which was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.



(13) These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Because these portfolios invest in other underlying portfolios, each of these portfolios also will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the investment management fee. The total expenses of the underlying portfolios (after any applicable fee waivers and expense reimbursements) as of December 31, 2005 are: 0.63% for the MetLife Conservative Allocation Portfolio; 0.65% for the MetLife Conservative to Moderate Allocation Portfolio; 0.69% for the MetLife Moderate Allocation Portfolio; 0.71% for the MetLife Moderate to Aggressive Allocation Portfolio; and 0.72% for the MetLife Aggressive Allocation Portfolio. The total annual operating expenses of the portfolios (before any applicable expense limitations), including the total operating expenses of the underlying portfolios (before any applicable expense limitations) as of December 31, 2005 are: 1.93% for the MetLife Conservative Allocation Portfolio, 1.31% for the MetLife Conservative to Moderate Allocation Portfolio; 1.23% for the MetLife Moderate Allocation Portfolio, 1.30% for the MetLife Moderate to Aggressive Allocation Portfolio, and 2.73% for the MetLife Aggressive Allocation Portfolio. Investors may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the Portfolio. An investor who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.



EXAMPLE



This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.



The example assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.



The example assumes you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The example assumes that the maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit (GMWB I or II) applies in all contract years. Your actual expenses will be less than those shown if you do not elect all of the optional benefits.

EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the GMWB I or GMWB II (assuming the maximum charge of 1.00% applies in all contract years).



                                              IF CONTRACT IS SURRENDERED            IF CONTRACT IS NOT SURRENDERED OR
                                              AT THE END OF PERIOD SHOWN          ANNUITIZED AT THE END OF PERIOD SHOWN
                                         -------------------------------------   ---------------------------------------
             FUNDING OPTION             1 YEAR   3 YEARS    5 YEARS    10 YEARS  1 YEAR   3 YEARS    5 YEARS    10 YEARS
--------------------------------------  ------   -------    -------    --------  ------   -------    -------    --------
Underlying Fund with Maximum Total
   Annual Operating Expenses..........   1558      3027       4335       6901      758      2227       3635       6901
Underlying Fund with Minimum Total
   Annual Operating Expenses..........   1146      1849       2469       3651      346      1049       1769       3651


                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT


Vintage XTRA Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options, and one Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.


The Contract is available for purchase to owners and Annuitants age 80 or under as of the Contract Date.


The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                            MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
    DEATH BENEFIT/OPTIONAL FEATURE                               ANNUITANT ON THE CONTRACT/RIDER DATE
--------------------------------------                      -----------------------------------------------
Standard Death Benefit                                                     Age 80
Enhanced Death Benefit                                                     Age 75
Enhanced Stepped-Up Provision (E.S.P.)                                     Age 75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES


Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9328.


PURCHASE PAYMENTS


Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional Purchase Payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent. We may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract.


We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

PURCHASE PAYMENT CREDITS

For each Purchase Payment you make, we will add a credit to your Contract Value. For the initial Purchase Payment, and for any additional Purchase Payments made during the first Contract Year, we will determine the amount of the credit based on the greater age of the Contract Owner or the Annuitant at the time the Contract is issued. If the greater attained age is 69 or less, the credit is 5%. If the greater attained age is 70 through age 80, the credit is 4%. For additional Purchase Payments made subsequent to the first Contract Year, the amount of the credit will be determined by the greater attained age of the Contract Owner or the Annuitant at the time of such Purchase Payment. For those additional Purchase Payments, if the greater attained age is 69 or less, the credit is 5% and if the greater attained age is 70 through age 80, the credit is 4%.

We will apply the Purchase Payment Credit to the Variable Funding Options in the same ratio as the applicable Purchase Payment.

We will deduct the Purchase Payment Credit from any refunds made if:

      (a) you return your Contract during the right to return period (we will include any gains on the credit in the refund);

      (b) you (or the Annuitant, with no Contingent Annuitant surviving) die during the first 12 months after the Contract Date; or

      (c) you surrender or terminate your Contract within 12 months after the Contract Date.

When we determine the amount of Purchase Payment Credits to deduct from any refund amount or death benefit under (b) or (c), we will not include a credit's investment gains or losses.

You should know that over time and under certain circumstances (such as a period of poor market performance) the costs associated with the Purchase Payment Credits may exceed the sum of the Purchase Payment Credits and related earnings. You should consider this possibility before purchasing the Contract.

Purchase Payment Credits may not be included in your GMWB Remaining Benefit Base. Please refer to the description of the GMWB benefit for more information.

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS


You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.



We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the

Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.


In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.



We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.



ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of an Underlying Fund, or its affiliates, may compensate the Company and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.



The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table--Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--Distribution of Variable Annuity Contracts.") The payments are deducted from assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Fund's investment return.



The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or subadvised by Legg Mason affiliates.



We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (see "Other Information -- Distribution of Variable Annuity Contracts").



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying fund prospectus by calling 1-800-842-9328 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.



The current Underlying Funds are listed below, along with their investment advisers and any subadviser:



               FUNDING                                     INVESTMENT                                 INVESTMENT
               OPTION                                      OBJECTIVE                              ADVISER/SUBADVISER
---------------------------------------       -------------------------------------        ---------------------------------
   AIM VARIABLE INSURANCE FUNDS
   AIM Variable Insurance Funds
   AIM V.I. Core Equity Fund - Series         Seeks to provide growth of capital.          A I M Advisors, Inc.
     I+*

AMERICAN FUNDS INSURANCE SERIES
   American Funds Global Growth Fund -        Seeks capital appreciation through           Capital Research and Management
     Class 2                                    stocks.                                      Company
   American Funds Growth Fund - Class 2       Seeks capital appreciation through           Capital Research and Management
                                                stocks.                                      Company
   American Funds Growth-Income Fund -        Seeks both capital appreciation and          Capital Research and Management
     Class 2                                    income.                                      Company

FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Income Securities Fund -          Seeks to maximize income while               Franklin Advisers, Inc.
     Class 2                                    maintaining prospects for capital
                                                appreciation.
   Franklin Small-Mid Cap Growth              Seeks long-term capital growth.              Franklin Advisers, Inc.
     Securities Fund - Class 2+
   Templeton Developing Markets               Seeks long-term capital appreciation.        Templeton Asset Management Ltd.
     Securities Fund - Class 2
   Templeton Foreign Securities Fund -        Seeks long-term capital growth.              Templeton Investment Counsel, LLC
     Class 2                                                                                 Subadviser: Franklin Templeton
                                                                                             Investment Management Limited
JANUS ASPEN SERIES
   Mid Cap Growth Portfolio - Service         Seeks long-term growth of capital.           Janus Capital Management LLC
     Shares

LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap                Seeks long-term capital appreciation.        Lazard Asset Management LLC
     Portfolio

LEGG MASON PARTNERS INVESTMENT SERIES
   Legg Mason Partners Variable               Seeks capital appreciation,                  Smith Barney Fund Management LLC
     Dividend Strategy Portfolio+*              principally through investments in
                                                dividend-paying stocks.
   Legg Mason Partners Variable               Seeks long-term capital growth.              Smith Barney Fund Management LLC
     Premier Selections All Cap Growth
     Portfolio+*

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners Variable All           Seeks capital appreciation through           Salomon Brothers Asset
     Cap Portfolio - Class I+*                  investments.                                 Management Inc

   Legg Mason Partners Variable               Seeks long-term growth of capital,           Salomon Brothers Asset
     Investors Portfolio Class I                with growth of current income as a           Management Inc
                                                secondary objective.
   Legg Mason Partners Variable Small         Seeks long term growth of capital.           Salomon Brothers Asset
     Cap Growth Portfolio+*                                                                  Management Inc

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners Variable               Seeks long-term appreciation of              Smith Barney Fund Management
     Appreciation Portfolio                     capital.                                     LLC
   Legg Mason Partners Variable               Seeks high current income.                   Smith Barney Fund Management LLC
     Diversified Strategic Income                                                            Subadviser: Citigroup Asset
     Portfolio+*                                                                             Management Ltd.
   Legg Mason Partners Variable Equity        Seeks to correspond to the price and         TIMCO Asset Management, Inc.
     Index Portfolio - Class II                 yield performance of the S&P 500
                                                Index.
   Legg Mason Partners Variable               Seeks long-term capital growth.               Smith Barney Fund Management
     Fundamental Value Portfolio                Current income is a secondary                LLC
                                                consideration.

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.
   Legg Mason Partners Variable               Seeks to provide high current income         Smith Barney Fund Management LLC
     Adjustable Rate Income Portfolio           and to limit the degree of
                                                fluctuation of its net asset value
                                                resulting from movements in
                                                interest rates.
   Legg Mason Partners Variable               Seeks long-term capital appreciation.         Smith Barney Fund Management
     Aggressive Growth Portfolio                                                             LLC
   Legg Mason Partners Variable High          Seeks high current income.                    Smith Barney Fund Management
     Income Portfolio                           Secondarily, seeks capital                   LLC
                                                appreciation.
   Legg Mason Partners Variable               Seeks total return on assets from             Smith Barney Fund Management
     International All Cap Growth               growth of capital and income.                LLC
     Portfolio+*
   Legg Mason Partners Variable Large         Seeks long-term growth of capital.            Smith Barney Fund Management
     Cap Growth Portfolio                                                                    LLC
   Legg Mason Partners Variable Large         Seeks long-term growth of capital             Smith Barney Fund Management
     Cap Value Portfolio+*                      with current income as a secondary           LLC
                                                objective.
   Legg Mason Partners Variable Mid           Seeks long-term growth of capital.            Smith Barney Fund Management
     Cap Core Portfolio                                                                      LLC
   Legg Mason Partners Variable Money         Seeks to maximize current income              Smith Barney Fund Management
     Market Portfolio                           consistent with preservation of              LLC
                                                capital.

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS IV
   Legg Mason Partners Variable               Seeks long-term growth of capital.           Smith Barney Fund Management
     Multiple Discipline Portfolio -                                                         LLC
     All Cap Growth and Value
   Legg Mason Partners Variable               Seeks a balance between long-term            Smith Barney Fund Management LLC
     Multiple Discipline Portfolio -            growth of capital and principal
     Balanced All Cap Growth and Value          preservation.
   Legg Mason Partners Variable               Seeks long-term growth of capital.           Smith Barney Fund Management LLC
     Multiple Discipline Portfolio -
     Global All Cap Growth and Value
   Legg Mason Partners Variable               Seeks long-term growth of capital.           Smith Barney Fund Management LLC
     Multiple Discipline Portfolio -
     Large Cap Growth and Value*

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS V
   Legg Mason Partners Variable Small         Seeks long term capital growth.              Smith Barney Fund Management LLC
     Cap Growth Opportunities Portfolio

MET INVESTORS SERIES TRUST
   Dreman Small-Cap Value Portfolio -         Seeks capital appreciation.                  Met Investors Advisory, LLC
     Class A                                                                                 Subadviser: Dreman Value
                                                                                             Management L.L.C.

   Harris Oakmark International               Seeks long-term capital appreciation.        Met Investors Advisory, LLC
     Portfolio - Class A                                                                     Subadviser: Harris Associates
                                                                                             L.P.
   Janus Capital Appreciation                 Seeks capital appreciation.                  Met Investors Advisory, LLC
     Portfolio - Class A                                                                     Subadviser: Janus Capital
                                                                                             Management LLC
   Lord Abbett Growth and Income              Seeks growth of capital and current          Met Investors Advisory, LLC
     Portfolio - Class B                        income without excessive                     Subadviser: Lord, Abbett & Co.
                                                fluctuations in the market value.            LLC
   Lord Abbett Mid-Cap Value Portfolio        Seeks capital appreciation through           Met Investors Advisory, LLC
     - Class B                                  investment, primarily in equity              Subadviser: Lord, Abbett & Co.
                                                securities which are believed to             LLC
                                                be undervalued in the marketplace.
   Mercury Large-Cap Core Portfolio -         Seeks long-term capital growth.              Met Investors Advisory, LLC
     Class A                                                                                 Subadviser: Merrill Lynch
                                                                                             Investment Managers, L.P.
   Met/AIM Capital Appreciation               Seeks capital appreciation.                  Met Investors Advisory, LLC
     Portfolio - Class A                                                                     Subadviser:  AIM Capital
                                                                                             Management, Inc.
   Met/AIM Small Cap Growth Portfolio         Seeks long-term growth of capital.           Met Investors Advisory, LLC
     - Class A                                                                               Subadviser:  AIM Capital
                                                                                             Management, Inc.
   MFS(R) Value Portfolio - Class A              Seeks capital appreciation and               Met Investors Advisory, LLC
                                                reasonable income.                           Subadviser: Massachusetts
                                                                                             Financial Services Company
   Neuberger Berman Real Estate               Seeks to provide total return                Met Investors Advisory, LLC
     Portfolio - Class A                        through investment in real estate            Subadviser: Neuberger Berman
                                                securities, emphasizing both                 Management, Inc.
                                                capital appreciation and current
                                                income.
   Pioneer Fund Portfolio - Class A           Seeks reasonable income and capital          Met Investors Advisory, LLC
                                                growth.                                      Subadviser: Pioneer Investment
                                                                                             Management, Inc.
   Pioneer Mid-Cap Value Portfolio -          Seeks capital appreciation.                  Met Investors Advisory, LLC
     Class A                                                                                 Subadviser: Pioneer Investment
                                                                                             Management, Inc.
   Pioneer Strategic Income Portfolio         Seeks a high level of current income.        Met Investors Advisory, LLC
     - Class A                                                                               Subadviser: Pioneer Investment
                                                                                             Management, Inc.
   Third Avenue Small Cap Value               Seeks long-term capital appreciation.        Met Investors Advisory, LLC
     Portfolio - Class B                                                                     Subadviser: Third Avenue
                                                                                             Management LLC

METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth                Seeks maximum capital appreciation.          MetLife Advisers, LLC
     Portfolio - Class D                                                                    Subadviser: BlackRock Advisors,
                                                                                             Inc.
   BlackRock Bond Income Portfolio -          Seeks competitive total return               MetLife Advisers, LLC
     Class E                                    primarily from investing in                 Subadviser: BlackRock Advisors,
                                                fixed-income securities.                     Inc.
   Capital Guardian U.S. Equity               Seeks long-term growth of capital.           MetLife Advisers, LLC
     Portfolio - Class A                                                                    Subadviser: Capital Guardian
                                                                                             Trust Company
   FI Large Cap Portfolio - Class A           Seeks long-term growth of capital.           MetLife Advisers, LLC
                                                                                             Subadviser: Fidelity
                                                                                             Management & Research Company
   FI Value Leaders Portfolio - Class D       Seeks long-term growth of capital.           MetLife Advisers, LLC
                                                                                             Subadviser: Fidelity
                                                                                             Management & Research Company
   MetLife Aggressive Allocation              Seeks growth of capital.                     MetLife Advisers, LLC
     Portfolio - Class B
   MetLife Conservative Allocation            Seeks a high level of current                MetLife Advisers, LLC
     Portfolio - Class B                        income, with growth of capital as
                                                a secondary objective.
   MetLife Conservative to Moderate           Seeks high total return in the form          MetLife Advisers, LLC
     Allocation Portfolio - Class B             of income and growth of capital,
                                                with a greater emphasis on income.

   MetLife Moderate Allocation                Seeks a balance between a high level         MetLife Advisers, LLC
     Portfolio - Class B                        of current income and growth of
                                                capital, with a greater emphasis
                                                on growth of capital.
   MetLife Moderate to Aggressive             Seeks growth of capital.                     MetLife Advisers, LLC
     Allocation Portfolio - Class B
   MFS(R) Total Return Portfolio - Class F    Seeks a favorable total return               MetLife Advisers, LLC
                                                through investment in a                    Subadviser: Massachusetts
                                                diversified portfolio.                       Financial Services Company
   Oppenheimer Global Equity Portfolio        Seeks capital appreciation.                  MetLife Advisers, LLC
     - Class B                                                                             Subadviser: OppenheimerFunds,
                                                                                             Inc.
   T. Rowe Price Large Cap Growth             Seeks long-term growth of capital            MetLife Advisers, LLC
     Portfolio - Class B+*                      and, secondarily, dividend income.         Subadviser: T. Rowe Price
                                                                                             Associates Inc.

PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio -                    Seeks maximum total return,                  Pacific Investment Management
     Administrative Class                       consistent with preservation of              Company LLC
                                                capital and prudent investment
                                                management.
   Total Return Portfolio -                   Seeks maximum total return,                  Pacific Investment Management
     Administrative Class                       consistent with preservation of              Company LLC
                                                capital and prudent investment
                                                management.

PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth Fund -          Seeks long-term growth of capital.           Putnam Investment Management, LLC
     Class IB+
   Putnam VT International Equity Fund        Seeks capital appreciation.                  Putnam Investment Management, LLC
     - Class IB+
   Putnam VT Small Cap Value Fund -           Seeks capital appreciation.                  Putnam Investment Management, LLC
     Class IB

VAN KAMPEN LIFE INVESTMENT TRUST
   Emerging Growth Portfolio - Class I+       Seeks capital appreciation.                  Van Kampen Asset Management

VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio -              Seeks long-term capital appreciation.        Fidelity Management & Research
     Service Class                                                                           Company
   VIP Mid Cap Portfolio - Service            Seeks long-term growth of capital.           Fidelity Management & Research
     Class 2                                                                                 Company


+ Closed to new investors.


* This closed Variable Funding Option has been subject to a merger, substitution or name change, please see the tables below for more information.

ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS:



UNDERLYING FUND NAME CHANGES



                       FORMER NAME                                                            NEW NAME
------------------------------------------------------------         ---------------------------------------------------------
GREENWICH STREET SERIES FUND                                         LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
   Appreciation Portfolio                                              Legg Mason Partners Variable Appreciation Portfolio
   Diversified Strategic Income Portfolio                              Legg Mason Partners Variable Diversified Strategic
                                                                       Income Portfolio
   Equity Index Portfolio                                              Legg Mason Partners Variable Equity Index Portfolio
   Fundamental Value Portfolio                                         Legg Mason Partners Variable Fundamental Value Portfolio
SALOMON BROTHERS VARIABLE SERIES FUND INC                            LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
   All Cap Fund                                                        Legg Mason Partners Variable All Cap Portfolio
   Investors Fund                                                      Legg Mason Partners Variable Investors Portfolio
   Small Cap Growth Fund                                               Legg Mason Partners Variable Small Cap Growth Portfolio
SMITH BARNEY INVESTMENT SERIES                                       LEGG MASON PARTNERS VARIABLE INVESTMENT SERIES
   Smith Barney Dividend Strategy Portfolio                            Legg Mason Partners Variable Dividend Strategy
                                                                       Portfolio
   Smith Barney Premier Selections All Cap Growth Portfolio            Legg Mason Partners Variable Premier Selections All
                                                                       Cap Growth Portfolio
SMITH BARNEY MULTIPLE DISCIPLINE TRUST                               LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV
   Multiple Discipline Portfolio-All Cap Growth and Value              Legg Mason Partners Variable Multiple Discipline
                                                                       Portfolio-All Cap Growth and Value
   Multiple Discipline Portfolio-Balanced All Cap Growth and           Legg Mason Partners Variable Multiple Discipline
   Value                                                               Portfolio-Balanced All Cap Growth and Value
   Multiple Discipline Portfolio-Global All Cap Growth and             Legg Mason Partners Variable Multiple Discipline
   Value                                                               Portfolio-Global All Cap Growth and Value
   Multiple Discipline Portfolio-Large Cap Growth and Value            Legg Mason Partners Variable Multiple Discipline
                                                                       Portfolio-Large Cap Growth and Value
TRAVELERS SERIES FUND INC.                                           LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
   SB Adjustable Rate Income Portfolio                                 Legg Mason Partners Variable Adjustable Rate Income
                                                                       Portfolio
   Smith Barney Aggressive Growth Portfolio                            Legg Mason Partners Variable Aggressive Growth Portfolio
   Smith Barney High Income Portfolio                                  Legg Mason Partners Variable High Income Portfolio
   Smith Barney International All Cap Growth Portfolio                 Legg Mason Partners Variable International All Cap
                                                                       Growth Portfolio
   Smith Barney Large Cap Growth Portfolio                             Legg Mason Partners Variable Large Cap Growth
                                                                       Portfolio
   Smith Barney Large Cap Value Portfolio                              Legg Mason Partners Variable Large Cap Value Portfolio
   Smith Barney Mid Cap Core Portfolio                                 Legg Mason Partners Variable Mid Cap Core Portfolio
   Smith Barney Money Market Portfolio                                 Legg Mason Partners Variable Money Market Portfolio
VARIABLE ANNUITY PORTFOLIOS                                          LEGG MASON PARTNERS VARIABLE PORTFOLIOS V
   Smith Barney Small Cap Growth Opportunities Portfolio               Legg Mason Partners Variable Small Cap Growth
                                                                       Opportunities Portfolio



UNDERLYING FUND MERGERS/REORGANIZATIONS



The former Underlying Funds were merged with and into the new Underlying Funds.



                    FORMER UNDERLYING FUND                                             NEW UNDERLYING FUND
------------------------------------------------------------         ---------------------------------------------------------
AIM VARIABLE INSURANCE FUND                                          AIM VARIABLE INSURANCE FUND
   AIM VI Premier Equity Fund                                        AIM VI Core Equity Fund
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     AIM Capital Appreciation Portfolio                                MET/AIM Capital Appreciation Portfolio
                                                                     MET INVESTORS SERIES TRUST
CAPITAL APPRECIATION FUND                                              Janus Capital Appreciation Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Equity Income Portfolio                                           FI Value Leaders Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Large Cap Portfolio                                               FI Large Cap Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Aggressive Portfolio                   MetLife Aggressive Allocation Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Conservative Portfolio                 MetLife Conservative Allocation Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Moderate to Conservative               MetLife Conservative to Moderate Allocation Portfolio
     Allocation Portfolio

TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Moderate to Aggressive                 MetLife Moderate to Aggressive Allocation Portfolio
     Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Moderate Portfolio                     MetLife Moderate Allocation Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Mercury Large Cap Core Portfolio                                  Mercury Large-Cap Core Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     MFS(R) Mid Cap Growth Portfolio                                   BlackRock Aggressive Growth Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     MFS(R) Total Return Portfolio                                     MFS(R) Total Return Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     MFS(R) Value Portfolio                                            MFS(R) Value Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Mondrian International Stock Portfolio                            Harris Oakmark International Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Pioneer Fund Portfolio                                            Pioneer Fund Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Pioneer Mid-Cap Value Portfolio                                   Pioneer Mid-Cap Value Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Pioneer Strategic Income Portfolio                                Pioneer Strategic Income Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Pioneer Strategic Equity Portfolio                                FI Large Cap Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Style Focus Series: Small Cap Growth Portfolio                    MET/AIM Small Cap Growth Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Style Focus Series: Small Cap Value Portfolio                     Dreman Small-Cap Value Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Travelers Managed Income Portfolio                                BlackRock Bond Income Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Van Kampen Enterprise Portfolio                                   Capital Guardian U.S. Equity Portfolio



UNDERLYING FUND SUBSTITUTIONS



The following new Underlying Funds were substituted for the former Underlying Funds.



              FORMER UNDERLYING FUND                                            NEW UNDERLYING FUND
------------------------------------------------                     ------------------------------------------
ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND                     MET INVESTORS SERIES TRUST
   AllianceBernstein Growth and Income Portfolio                     Lord Abbett Growth and Income Portfolio
ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND                     METROPOLITAN SERIES FUND, INC.
   AllianceBernstein Large Cap Growth Portfolio                        T. Rowe Price Large Cap Growth Portfolio
DELAWARE VIP TRUST                                                   MET INVESTORS SERIES TRUST
   Delaware VIP REIT Series                                            Neuberger Berman Real Estate Portfolio
FAM VARIABLE SERIES FUND, INC.                                       METROPOLITAN SERIES FUND, INC.
   Mercury Global Allocation Portfolio                                 Oppenheimer Global Equity Portfolio
FAM VARIABLE SERIES FUND, INC.                                       MET INVESTORS SERIES TRUST
   Mercury Value Opportunities VI Fund                                 Third Avenue Small Cap Value Portfolio
FRANKLIN TEMPLETON VIP TRUST                                         MET INVESTORS SERIES TRUST
   Mutual Shares Securities Fund                                       Lord Abbett Growth and Income Portfolio
FRANKLIN TEMPLETON VIP TRUST                                         METROPOLITAN SERIES FUND, INC.
   Templeton Growth Securities Fund                                    Oppenheimer Global Equity Portfolio
LORD ABBETT SERIES FUND, INC.                                        MET INVESTORS SERIES TRUST
   Lord Abbett Mid-Cap Value Portfolio                                 Lord Abbett Mid-Cap Value Portfolio
LORD ABBETT SERIES FUND, INC.                                        MET INVESTORS SERIES TRUST
   Lord Abbett Growth and Income Portfolio                             Lord Abbett Growth and Income Portfolio

                                  FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

            - the ability for you to make withdrawals and surrenders under the Contracts

            - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

            - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs)

            - administration of the annuity options available under the Contracts and

            -     the distribution of various reports to Contract Owners

Costs and expenses we incur include:

            - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

            - sales and marketing expenses including commission payments to your registered representative and

            -     other costs of doing business

Risks we assume include:

            - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

            - that the amount of the death benefit will be greater than the Contract Value and

            - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.


The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any associated Purchase Payment Credits are withdrawn before they have been in the Contract for nine years. We will assess the charge as a percentage of the Purchase Payment and any associated Purchase Payment Credits withdrawn as follows:

     YEARS SINCE PURCHASE                            WITHDRAWAL
                PAYMENT MADE                           CHARGE
-----------------------------------------            ----------
GREATER THAN OR EQUAL TO    BUT LESS THAN
           0 years                4 years                8%
           4 years                5 years                7%
           5 years                6 years                6%
           6 years                7 years                5%
           7 years                8 years                3%
           8 years                9 years                1%
          9 + years                                      0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a) any Purchase Payment and any associated Purchase Payment Credits to which no withdrawal charge applies then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment and any associated Purchase Payment Credits to which a withdrawal charge applies (on a first-in, first-out basis), then;

      (d)   any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments and associated credits are distributed:

      - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

      -     under the Managed Distribution Program, or

      - under the Nursing Home Confinement provision (as described in Appendix D)

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. The free withdrawal provision applies to partial withdrawals only. We reserve the right to not permit the provision on a full surrender.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59-1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $40 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:

      (1)   from the distribution of death proceeds;

      (2)   after an annuity payout has begun; or

      (3) if the Contract Value on the date of assessment equals or is greater than $100,000.

We deduct the administrative expense charge (sometimes called "subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE


Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is 1.25% annually. If you choose the Enhanced Death Benefit, the M&E charge is 1.45% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.


VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

            YEARS SINCE INITIAL                       WITHDRAWAL
             PURCHASE PAYMENT                           CHARGE
-----------------------------------------             ----------
GREATER THAN OR EQUAL TO    BUT LESS THAN
              0 years          4 years                  8%
              4 years          5 years                  7%
              5 years          6 years                  6%
              6 years          7 years                  5%
              7 years          8 years                  3%
              8 years          9 years                  1%
             9 + years                                  0%

Please refer to Payment Options for a description of this benefit.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each Variable Funding Option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING


Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., the American Funds Global Growth Fund, Franklin Small-Mid Cap Growth Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Lazard Retirement Small Cap Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Legg Mason Partners Variable Diversified Strategic Income Portfolio, Legg Mason Partners Variable High Income Portfolio, Legg Mason Partners Variable International All Cap Growth Portfolio, Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio, Dreman Small-Cap Value Portfolio, Harris Oakmark International Portfolio, Met/AIM Small Cap Growth Portfolio, Pioneer Strategic Income Portfolio, Third Avenue Small Cap Value Portfolio, Oppenheimer Global Equity Portfolio, Putnam VT International Equity Fund and Putnam VT Small Cap Value Fund -- the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.



We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:



      - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or



      - reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Underlying Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.


DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not currently available as a funding option, you may still participate in the Dollar Cost Averaging Program.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59-1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.

AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.

NAME OF RIDER:               GMWB I                           GMWB II                          GMWB III
--------------     --------------------------       ---------------------------      ---------------------------
                           Principal                        Principal                        Principal
 ALSO CALLED:              Guarantee                        Guarantee                     Guarantee Value

AVAILABILITY:      Not available for purchase       Available on or after March      Available on or after March
                      on or after March 28,           28, 2005 if approved in          28, 2005 if approved in
                     2005, unless GMWB II is                your state                       your state
                   not approved in your state

You may elect a GMWB rider only at the time of your initial purchase of the Contract.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial

Purchase Payment if you elect GMWB when you purchase your contract. Your initial RBB does not include Purchase Payment Credits. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your

AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                                      GMWB I               GMWB II             GMWB III
                                                                    ----------            ----------           ---------
If you make your first withdrawal BEFORE the 3rd anniversary         5% of RBB            5% of RBB            5% of RBB
   after you purchase GMWB:...................................
If you make your first withdrawal AFTER the 3rd anniversary         10% of RBB            10% of RBB           5% of RBB
   after you purchase GMWB:...................................

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment, not including any Purchase Payment Credits. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

      - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

      - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

                                 ASSUMES 15% GAIN ON INVESTMENT                           ASSUMES 15% LOSS ON INVESTMENT
                      ---------------------------------------------------    ------------------------------------------------------
                      CONTRACT                                               CONTRACT
                       VALUE              RBB                AWB (5%)          VALUE             RBB               AWB (5%)
                      --------     ------------------    ----------------    ---------    -----------------    --------------------
Values As Of
Initial GMWB
purchase              $106,000          $100,000              $5,000          $106,000          $100,000             $5,000

Immediately prior
to withdrawal         $121,900          $100,000              $5,000          $ 90,100          $100,000             $5,000

Partial Withdrawal       N/A            (100,000           (5,000 X (1-         N/A            (100,000             (5,000
Reduction                          X 10,000/121,900)=    90,000/100,000)=                 X 10,000/90,100)=    X(1-88,901/100,000)=
                                         8,203                  500                             $ 11,099             $  555

Greater of PWR or                       $ 10,000                                                $ 11,099
the dollar amount
of the withdrawal                    (10,000>8,203)                                        (11,099>10,000)

Change in Value
Due to Withdrawal
(Partial Surrender
Reduction)            $ 10,000          $ 10,000              $  500          $ 10,000          $ 11,099             $  555

Value Immediately
after withdrawal      $111,900          $ 90,000              $4,500          $ 80,100          $ 88,901             $4,445

WITHDRAWAL EXAMPLE FOR GMWB I

                                 ASSUMES 15% GAIN ON INVESTMENT                           ASSUMES 15% LOSS ON INVESTMENT
                      ---------------------------------------------------    ------------------------------------------------------
                      CONTRACT                                               CONTRACT
                       VALUE              RBB                AWB (5%)          VALUE             RBB               AWB (5%)
                      --------     ------------------    ----------------    ---------    -----------------    --------------------
Values As Of
Initial GMWB
purchase              $106,000          $100,000              $5,000          $106,000         $100,000             $5,000

Immediately prior
to withdrawal         $121,900          $100,000              $5,000          $ 90,100         $100,000             $5,000

Immediately after     $111,900            91,797              $4,590          $ 80,100         $ 88,901             $4,445
withdrawal
                                  [100,000 - (100,000     [5,000 - (5,000                [100,000 - (100,000       [5,000 X
                                   x10,000/121,900)]     x91,797/100,000)]                 x10,000/90,100)]    (88,901/100,000)]
Change in Value
Due to Withdrawal
(Partial Surrender
Reduction)            $ 10,000          $  8,203              $  410          $ 10,000         $ 11,099             $  555

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

            - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code")
                  Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

            -     a qualified retirement plan (Code Section 401),

            -     a tax-sheltered annuity (Code Section 403(b)),

            -     an individual retirement account (Code Sections 408(a)),

            -     an individual retirement annuity (Code Section 408(b)), or

            -     a qualified deferred compensation plan (Code Section 457).

      Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation
      Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

   - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code
      Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

   - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

   - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 - 9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).


You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:


   - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select a frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70-1/2 before the first GMWB anniversary.

      You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

   - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value, minus any Purchase Payment Credits received 12 months before the date you reset. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

                                                          GMWB I                   GMWB II                   GMWB III
                                                          ------                   -------                   --------
Current Annual Charge...........................          0.40%                     0.50%                     0.25%
Maximum Annual Charge After a Reset.............          1.00%                     1.00%                      N/A

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

   - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

   - The total annual payment amount will equal the AWB and will never exceed your RBB, and

   -  We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

                                       GMWB I                          GMWB II                         GMWB III
                           ----------------------------------------------------------------------------------------------
                            5% of RBB if first withdrawal   5% of RBB if first withdrawal
                               before 3rd anniversary       before 3rd anniversary 10% of
                           10% of RBB if first withdrawal   RBB if first withdrawal after
         AWB                    after 3rd anniversary               3rd anniversary                    5% of RBB
------------------------   ------------------------------   -----------------------------    ----------------------------
Annual Charge                           0.40%                           0.50%                           0.25%
Reset                                    Yes                             Yes                              No
Can I Cancel my GMWB?                    No                       Yes, after the 5th              Yes, after the 5th
                                                             anniversary of GMWB purchase    anniversary of GMWB purchase
Investment Restrictions                  No                              Yes                             Yes
Waiver of recalculation                  No                              Yes                             Yes
of AWB for Distributions
from Tax-Qualified Plans

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59-1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70-1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No dollar cost averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

      -     the death benefit will not be payable upon the Annuitant's death;

      -     the Contingent Annuitant becomes the Annuitant; and

      -     all other rights and benefits will continue in effect.

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. At purchase, you elect either the Standard Death Benefit, or the Enhanced Death Benefit (also referred to as the "Annual Step-Up"). We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal or beneficiary contract continuation ("Death Report Date).

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT: We will pay the beneficiary an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax not previously deducted:

      (1) your Contract Value, less any Purchase Payment Credits we applied within 12 months of the death or

      (2) the total Purchase Payments less the total amount of partial withdrawals you made under the Contract

ENHANCED DEATH BENEFIT: We will pay the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax not previously deducted:

      (1) your Contract Value, less any Purchase Payment Credits we applied within 12 months of the death

      (2) the total Purchase Payments less the total amount of partial withdrawals you made under the Contract or

      (3)   the "step-up value" as described below

STEP-UP VALUE. The step-up value will initially equal the initial Purchase Payment. When you make an additional Purchase Payment, we will increase the step-up value by the amount of that Purchase Payment. When you make a withdrawal, we will reduce the step-up value by a partial surrender reduction as described below. On each Contract anniversary before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value less any Purchase Payment Credits applied within the last 12 months is greater than the step-up value, we will reset the step-up value to equal that greater amount. We will not reduce the step-up value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes we will make to the step-up value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we will reduce the step-up value by a partial surrender reduction which equals (1) the step-up value before the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal, less any Purchase Payment Credits applied within 12 months of the surrender.

For example, assume your current Contract Value is $55,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:


      50,000 x (10,000/55,000) = $9,090


Your new step-up value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:


      50,000 x (10,000/30,000) = $16,666


Your new step-up value would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1)200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2)your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:


            50,000 x (10,000/55,000) = $9,090


Your new modified Purchase Payment would be $50,000 -- $9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:


            50,000 x (10,000/30,000) = $16,666


Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS


 BEFORE THE MATURITY DATE, UPON             THE COMPANY WILL                                                MANDATORY PAYOUT
       THE DEATH OF THE                    PAY THE PROCEEDS TO:                    UNLESS...                  RULES APPLY*
--------------------------------    ---------------------------------  ---------------------------------  -------------------
OWNER (WHO IS NOT THE ANNUITANT)    The beneficiary (ies), or if       Unless the beneficiary elects to   Yes
(WITH NO JOINT OWNER)               none, to the Contract Owner's      continue the Contract rather
                                    estate.                            than receive the distribution.

OWNER (WHO IS THE ANNUITANT)        The beneficiary (ies), or if       Unless the beneficiary elects to   Yes
(WITH NO JOINT OWNER)               none, to the Contract Owner's      continue the Contract rather
                                    estate.                            than receive the distribution.

NON-SPOUSAL JOINT OWNER (WHO IS     The surviving joint owner.                                            Yes
NOT THE ANNUITANT)

NON-SPOUSAL JOINT OWNER (WHO IS     The beneficiary(ies), or if        Unless the beneficiary elects to   Yes
THE ANNUITANT)                      none, to the surviving joint       continue the Contract rather
                                    owner.                             than receive the distribution.

SPOUSAL JOINT OWNER (WHO IS NOT     The surviving joint owner.         Unless the spouse elects to        Yes
THE ANNUITANT)                                                         continue the Contract.

SPOUSAL JOINT OWNER (WHO IS THE     The beneficiary (ies) or, if       Unless the spouse elects to        Yes
ANNUITANT)                          none, to the surviving joint       continue the Contract.
                                    owner.
                                                                       A spouse who is not the
                                                                       beneficiary may decline to
                                                                       continue the Contract and
                                                                       instruct the Company to pay the
                                                                       beneficiary who may elect to
                                                                       continue the Contract.

ANNUITANT (WHO IS NOT THE           The beneficiary (ies), or if       Unless, the beneficiary elects     Yes
CONTRACT OWNER)                     none, to the Contract Owner.  If   to continue the Contract rather
                                    the Contract Owner is not          than receive the distribution.
                                    living, then to the joint
                                    owner.  If none, then to the       But if there is a Contingent
                                    Contract Owner's estate.           Annuitant, then the Contingent
                                                                       Annuitant becomes the Annuitant
                                                                       and the Contract continues in
                                                                       effect (generally using the
                                                                       original Maturity Date). The
                                                                       proceeds will then be paid upon
                                                                       the death of the Contingent
                                                                       Annuitant or owner.

ANNUITANT (WHO IS THE CONTRACT      See death of "owner who is the                                        Yes
OWNER)                              Annuitant" above.

ANNUITANT (WHERE OWNER IS A         The beneficiary (ies) or if                                           Yes (Death of
NONNATURAL ENTITY/TRUST)            none, to the owner.                                                   Annuitant is
                                                                                                          treated as death of
                                                                                                          the owner in these
                                                                                                          circumstances.)

CONTINGENT ANNUITANT (ASSUMING      No death proceeds are payable;                                        Yes
ANNUITANT IS STILL ALIVE)           Contract continues.

BENEFICIARY                         No death proceeds are payable;                                        N/A
                                    Contract continues.

CONTINGENT BENEFICIARY              No death proceeds are payable;                                        N/A
                                    Contract continues.

                               QUALIFIED CONTRACTS


 BEFORE THE MATURITY DATE, UPON             THE COMPANY WILL                                                MANDATORY PAYOUT
       THE DEATH OF THE                    PAY THE PROCEEDS TO:                    UNLESS...                  RULES APPLY*
--------------------------------    ---------------------------------  ---------------------------------  -------------------
OWNER / ANNUITANT                   The beneficiary (ies), or if none, Unless the beneficiary elects
                                    to the Contract Owner's estate.    to continue the Contract
                                                                       rather than receive a
                                                                       distribution.                      Yes

BENEFICIARY                         No death proceeds are payable;
                                    Contract continues.                                                   N/A

CONTINGENT BENEFICIARY              No death proceeds are payable;
                                    Contract continues.                                                   N/A

------------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the Annuitant's death, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If your spouse is named as one of multiple beneficiaries, your spouse can elect to continue the Contract only in the proportion to which he/she is entitled as a beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments and any associated credits made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     take a loan

      -     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

            - through an annuity for life or a period that does not exceed the beneficiary's life expectancy; or

            - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) payments for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us)..


At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70-1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience as described above of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable

Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Cash Surrender Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with variable annuity option "Payments for Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) minus any Purchase Payment Credits within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state permits, we will refund your Purchase Payment minus any Purchase Payment Credits in full; during the remainder of the right to return period, we will refund the Contract Value (including charges) minus any Purchase Payment Credits.

During the right to return period, you will not bear any Contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity Contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION


We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value (less any Purchase Payment Credits applied within 12 months of termination) less any applicable taxes. In certain states, we may be required to pay you the Contract Value.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS


MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Fund BD III and Fund BD IV, respectively. Both Fund BD III and Fund BD IV were established on March 27, 1997 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.


We hold the assets of Fund BD III and Fund BD IV for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.


We reserve the right to transfer the assets of the Separate Account to another account and/or to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).



STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.



PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59-1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.



TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS



If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.



TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.



HURRICANE RELIEF



LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70-1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70-1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract benfeciaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.




INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.



Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).



Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.



Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).



ROTH IRAS



Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.



Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.



Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.



Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



      -     a non-taxable return of your purchase payment; or



      -     a taxable payment of earnings.



We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.



If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.



PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.



PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59-1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.



We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.



The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.



DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES



The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS



In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.



TAXATION OF DEATH BENEFIT PROCEEDS


Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS


TREATMENT OF CHARGES FOR OPTIONAL BENEFITS



The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.



GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.



We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).



PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS



Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation


                                OTHER INFORMATION


Vintage XTRA is a service mark of Citigroup Inc. or its affiliates and is used by MetLife, Inc. and its affiliates under license.


THE INSURANCE COMPANIES


Please refer to your Contract to determine which Company issued your Contract.



MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



FINANCIAL STATEMENTS


The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.



MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").


MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.



COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.



We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).



We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the Fund's shares in connection with the Contract.



The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. For more information about these preferred distribution arrangements, see "Distribution and Principal Underwriting Agreement" in the Statement of Additional Information for a list of the broker-dealer firms that received compensation during 2005, as well as the range of additional compensation paid.


CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.


LEGAL PROCEEDINGS



In the ordinary course of business, the Companies, similar to other life insurance companies, are involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Companies do not believe any such action or proceeding will have a material adverse effect upon the separate account or upon the ability of MLIDLLC to perform its contract with the separate account or of either Company to meet its obligations under the applicable Contract.

                                   APPENDIX A
                         CONDENSED FINANCIAL INFORMATION



                METLIFE OF CT FUND BD III FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix_D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.40%


                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
   Capital Appreciation Fund (5/00)                            2005        0.580           0.676          1,156,794
                                                               2004        0.492           0.580          1,259,417
                                                               2003        0.400           0.492          1,688,768
                                                               2002        0.541           0.400          1,612,958
                                                               2001        0.742           0.541          1,770,037
                                                               2000        1.000           0.742            189,085

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        0.783           0.816            689,725
                                                               2004        0.751           0.783            835,150
                                                               2003        0.609           0.751            895,510
                                                               2002        0.885           0.609            994,353
                                                               2001        1.000           0.885            421,659

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.127           1.162            146,657
                                                               2004        1.027           1.127             77,989
                                                               2003        0.788           1.027             72,029
                                                               2002        1.000           0.788              6,028

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        0.668           0.756            889,375
                                                               2004        0.625           0.668          1,057,694
                                                               2003        0.514           0.625          1,190,268
                                                               2002        0.753           0.514          1,278,582
                                                               2001        0.925           0.753            892,135
                                                               2000        1.127           0.925             96,323
                                                               1999        1.000           1.127             76,688

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.106           1.245            813,522
                                                               2004        0.989           1.106            820,524
                                                               2003        0.741           0.989            734,396
                                                               2002        0.880           0.741            699,143
                                                               2001        1.041           0.880            358,085
                                                               2000        1.301           1.041              4,990
                                                               1999        1.000           1.301                  -

   Growth Fund - Class 2 Shares (12/99)                        2005        1.097           1.257          1,757,373
                                                               2004        0.989           1.097          1,620,395
                                                               2003        0.733           0.989          1,423,815
                                                               2002        0.984           0.733            997,632
                                                               2001        1.220           0.984            537,903
                                                               2000        1.184           1.220            112,468
                                                               1999        1.000           1.184                  -

   Growth-Income Fund - Class 2 Shares (3/00)                  2005        1.271           1.326          1,352,898
                                                               2004        1.167           1.271          1,515,560
                                                               2003        0.894           1.167          1,322,363
                                                               2002        1.110           0.894            697,242
                                                               2001        1.098           1.110            343,429
                                                               2000        1.000           1.098                  -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)            2005        2.221           2.347            576,119
                                                               2004        1.714           2.221            585,483
                                                               2003        1.297           1.714            586,611
                                                               2002        1.258           1.297            542,919
                                                               2001        1.173           1.258            169,706
                                                               2000        1.000           1.173              7,111

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.210           1.315             38,446
                                                               2004        1.074           1.210             54,657
                                                               2003        1.000           1.074              1,000

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.208           1.312             14,119
                                                               2004        1.068           1.208             11,133
                                                               2003        1.000           1.068              1,000

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class 2  Shares (5/05)    2005        1.000           1.052                  -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (4/00)                                               2005        0.844           0.872            353,739
                                                               2004        0.768           0.844            419,907
                                                               2003        0.567           0.768            318,777
                                                               2002        0.807           0.567            250,433
                                                               2001        0.965           0.807            194,095
                                                               2000        1.000           0.965                  -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.158           1.262            546,575
                                                               2004        1.043           1.158            646,673
                                                               2003        0.845           1.043            457,584
                                                               2002        1.000           0.845            119,273

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.781           2.238            158,202
                                                               2004        1.448           1.781             54,824
                                                               2003        1.000           1.448              1,000

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2005        1.082           1.176            517,884
                                                               2004        0.926           1.082            322,771
                                                               2003        0.710           0.926            249,365
                                                               2002        0.884           0.710            169,930
                                                               2001        1.068           0.884             49,286
                                                               2000        1.000           1.068                  -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.180           1.267            344,861
                                                               2004        1.032           1.180            238,864
                                                               2003        0.792           1.032            107,706
                                                               2002        1.000           0.792              1,558

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2005        1.040           1.070            857,887
                                                               2004        0.970           1.040            905,772
                                                               2003        0.789           0.970            881,907

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
   Appreciation Portfolio  (continued)                         2002        0.971           0.789            819,902
                                                               2001        1.025           0.971            430,775
                                                               2000        1.000           1.025                  -

   Diversified Strategic Income Portfolio (2/01)               2005        1.235           1.249            360,032
                                                               2004        1.174           1.235            424,696
                                                               2003        1.065           1.174            593,401
                                                               2002        1.030           1.065            130,685
                                                               2001        1.000           1.030            155,980

   Equity Index Portfolio - Class II Shares (2/01)             2005        0.861           0.885          1,763,552
                                                               2004        0.792           0.861          1,872,075
                                                               2003        0.629           0.792          1,945,736
                                                               2002        0.822           0.629          1,408,585
                                                               2001        1.000           0.822          1,012,410

   Fundamental Value Portfolio (4/01)                          2005        1.317           1.361            790,939
                                                               2004        1.234           1.317            863,864
                                                               2003        0.903           1.234            856,122
                                                               2002        1.163           0.903            787,045
                                                               2001        1.000           1.163            422,215

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        0.449           0.496             66,029
                                                               2004        0.378           0.449            126,196
                                                               2003        0.284           0.378            140,217
                                                               2002        0.401           0.284            140,241
                                                               2001        0.674           0.401            130,619
                                                               2000        1.000           0.674                  -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.513           1.552             11,233
                                                               2004        1.336           1.513              6,516
                                                               2003        1.000           1.336              1,000

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.382           1.408            111,507
                                                               2004        1.244           1.382             84,102
                                                               2003        1.000           1.244             17,546

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
   Mid-Cap Value Portfolio (5/03)                              2005        1.541           1.644            120,350
                                                               2004        1.260           1.541             41,464
                                                               2003        1.000           1.260              5,686

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.125           1.133            366,843
                                                               2004        1.048           1.125            235,306
                                                               2003        1.000           1.048             29,952

   Total Return Portfolio - Administrative Class (5/01)        2005        1.213           1.226          4,364,209
                                                               2004        1.173           1.213          6,033,661
                                                               2003        1.132           1.173          6,603,100
                                                               2002        1.053           1.132          5,715,152
                                                               2001        1.000           1.053          1,027,250

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        0.773           0.817            263,361
                                                               2004        0.728           0.773            303,680
                                                               2003        0.560           0.728            322,550
                                                               2002        0.806           0.560            354,885
                                                               2001        1.000           0.806             90,017

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.011           1.118            227,235
                                                               2004        0.882           1.011            177,298
                                                               2003        0.696           0.882            174,431
                                                               2002        0.857           0.696            120,823
                                                               2001        1.000           0.857            172,126

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.611           1.701          1,174,869
                                                               2004        1.295           1.611          1,251,913
                                                               2003        0.877           1.295          1,304,358
                                                               2002        1.088           0.877          1,111,270
                                                               2001        1.000           1.088            218,519

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2005        1.309           1.343          1,491,826
                                                               2004        1.225           1.309          1,743,085
                                                               2003        0.894           1.225          1,680,295

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
   All Cap Fund - Class I  (continued)                         2002        1.209           0.894          1,672,013
                                                               2001        1.000           1.209            894,987

   Investors Fund - Class I (5/01)                             2005        1.174           1.233          1,327,979
                                                               2004        1.078           1.174          1,484,092
                                                               2003        0.826           1.078          1,479,023
                                                               2002        1.089           0.826          1,316,924
                                                               2001        1.000           1.089            505,781

   Small Cap Growth Fund - Class I (3/01)                      2005        1.371           1.419            317,776
                                                               2004        1.208           1.371            305,465
                                                               2003        0.823           1.208            348,334
                                                               2002        1.278           0.823            374,428
                                                               2001        1.000           1.278            166,046

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        0.810           0.797             10,462
                                                               2004        0.794           0.810             41,242
                                                               2003        0.652           0.794             44,649
                                                               2002        0.894           0.652             50,344
                                                               2001        1.000           0.894             12,958

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        0.868           0.910                  -
                                                               2004        0.855           0.868                  -
                                                               2003        0.646           0.855                  -
                                                               2002        0.894           0.646             46,696
                                                               2001        1.000           0.894              3,327

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.447           1.502            413,219
                                                               2004        1.376           1.447            656,505
                                                               2003        1.061           1.376            761,481
                                                               2002        1.000           1.061            149,827

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.293           1.329            124,782
                                                               2004        1.249           1.293            250,045
                                                               2003        1.038           1.249            233,589
                                                               2002        1.000           1.038              8,122

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.515           1.592             54,475
                                                               2004        1.394           1.515             55,373
                                                               2003        1.074           1.394              1,790
                                                               2002        1.000           1.074              1,000

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.432           1.462             12,442
                                                               2004        1.360           1.432              4,270
                                                               2003        1.069           1.360              3,645
                                                               2002        1.000           1.069              1,000

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        0.869           0.931            332,768
                                                               2004        0.827           0.869            463,100
                                                               2003        0.649           0.827            436,166
                                                               2002        0.864           0.649            153,676
                                                               2001        1.000           0.864             53,578

   Equity Income Portfolio (4/00)                              2005        1.240           1.278          2,764,524
                                                               2004        1.145           1.240          3,118,779
                                                               2003        0.885           1.145          3,246,588
                                                               2002        1.043           0.885          2,913,402
                                                               2001        1.133           1.043          1,567,212
                                                               2000        1.000           1.133            197,368

   Large Cap Portfolio (11/99)                                 2005        0.761           0.815            281,674
                                                               2004        0.724           0.761            335,600
                                                               2003        0.589           0.724            350,858
                                                               2002        0.774           0.589            292,511
                                                               2001        0.949           0.774            201,210
                                                               2000        1.126           0.949             72,389
                                                               1999        1.000           1.126              7,030

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.000           1.078                  -

   Managed Allocation Series: Conservative Portfolio (8/05)    2005        1.022           1.032                  -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.002           1.047                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.000           1.066                  -

Managed Allocation Series: Moderate-Conservative
Portfolio (5/05)                                               2005        1.000           1.039                  -

Mercury Large Cap Core Portfolio (8/00)                        2005        0.815           0.900            288,511
                                                               2004        0.713           0.815            357,722
                                                               2003        0.597           0.713            361,013
                                                               2002        0.808           0.597            331,234
                                                               2001        1.057           0.808            253,154
                                                               2000        1.000           1.057              8,995

MFS(R) Emerging Growth Portfolio (4/00)                        2005        0.652           0.632                  -
                                                               2004        0.586           0.652            618,384
                                                               2003        0.460           0.586            589,383
                                                               2002        0.710           0.460            567,780
                                                               2001        1.128           0.710            376,108
                                                               2000        1.000           1.128             99,230

MFS(R) Mid Cap Growth Portfolio (5/00)                         2005        0.566           0.575          1,435,861
                                                               2004        0.503           0.566            853,578
                                                               2003        0.372           0.503            874,458
                                                               2002        0.737           0.372            765,147
                                                               2001        0.980           0.737            619,700
                                                               2000        1.000           0.980             15,819

MFS(R) Total Return Portfolio (6/00)                           2005        1.342           1.362          4,565,755
                                                               2004        1.221           1.342          5,170,815
                                                               2003        1.062           1.221          5,160,068
                                                               2002        1.137           1.062          3,995,198
                                                               2001        1.153           1.137          1,997,966
                                                               2000        1.000           1.153             99,711

MFS(R) Value Portfolio (5/04)                                  2005        1.122           1.178             92,575
                                                               2004        1.000           1.122             25,036

Mondrian International Stock Portfolio (5/00)                  2005        0.853           0.921            461,470
                                                               2004        0.747           0.853            422,641
                                                               2003        0.589           0.747            432,727
                                                               2002        0.686           0.589            289,734

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
Mondrian International Stock Portfolio  (continued)            2001        0.943           0.686            286,652
                                                               2000        1.000           0.943                  -

Pioneer Fund Portfolio (5/03)                                  2005        1.334           1.394             12,988
                                                               2004        1.217           1.334                  -
                                                               2003        1.000           1.217              1,000

Pioneer Mid Cap Value Portfolio (6/05)                         2005        1.020           1.063                  -

Pioneer Strategic Income Portfolio (5/00)                      2005        1.373           1.404            415,323
                                                               2004        1.255           1.373            377,848
                                                               2003        1.065           1.255            133,615
                                                               2002        1.020           1.065            134,078
                                                               2001        0.992           1.020            499,291
                                                               2000        1.000           0.992              7,948

Strategic Equity Portfolio (11/99)                             2005        0.737           0.741          1,288,013
                                                               2004        0.678           0.737          1,601,573
                                                               2003        0.519           0.678          1,832,344
                                                               2002        0.792           0.519          1,656,273
                                                               2001        0.927           0.792          1,087,180
                                                               2000        1.149           0.927             50,352
                                                               1999        1.000           1.149             11,645

Style Focus Series: Small Cap Growth Portfolio (5/05)          2005        1.000           1.137                  -

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        0.987           1.110                  -

Travelers Managed Income Portfolio (5/01)                      2005        1.220           1.220            569,778
                                                               2004        1.203           1.220            650,112
                                                               2003        1.125           1.203            598,298
                                                               2002        1.116           1.125            339,945
                                                               2001        1.000           1.116             99,793

Van Kampen Enterprise Portfolio (8/00)                         2005        0.665           0.707             45,456
                                                               2004        0.649           0.665             45,757
                                                               2003        0.524           0.649             45,389
                                                               2002        0.753           0.524             44,642
                                                               2001        0.970           0.753             10,867
                                                               2000        1.000           0.970                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.997           1.006             73,496
                                                               2004        0.999           0.997             55,729
                                                               2003        1.000           0.999              1,000

   Smith Barney Aggressive Growth Portfolio (12/99)            2005        1.247           1.373          1,299,665
                                                               2004        1.150           1.247          1,428,438
                                                               2003        0.867           1.150          1,486,898
                                                               2002        1.306           0.867          1,440,052
                                                               2001        1.381           1.306            986,917
                                                               2000        1.210           1.381            174,362
                                                               1999        1.000           1.210             66,995

   Smith Barney High Income Portfolio (5/01)                   2005        1.141           1.155            546,583
                                                               2004        1.048           1.141            716,219
                                                               2003        0.833           1.048            829,906
                                                               2002        0.873           0.833            350,349
                                                               2001        1.000           0.873            100,742

   Smith Barney International All Cap Growth Portfolio
   (4/00)                                                      2005        0.671           0.739            230,643
                                                               2004        0.577           0.671            242,158
                                                               2003        0.459           0.577            229,296
                                                               2002        0.627           0.459            364,700
                                                               2001        0.924           0.627            252,361
                                                               2000        1.000           0.924            118,688

   Smith Barney Large Cap Value Portfolio (11/99)              2005        1.018           1.069            431,822
                                                               2004        0.933           1.018            448,566
                                                               2003        0.742           0.933            485,974
                                                               2002        1.008           0.742            545,220
                                                               2001        1.114           1.008            296,057
                                                               2000        0.998           1.114                  -
                                                               1999        1.000           0.998                  -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        0.922           0.956            513,161
                                                               2004        0.931           0.922            595,960
                                                               2003        0.640           0.931            598,968
                                                               2002        0.863           0.640            531,515
                                                               2001        1.000           0.863            318,778

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
   Smith Barney Large Capitalization Growth Portfolio
   (continued)                                                 2000        1.090           1.000             28,368
                                                               1999        1.000           1.090             11,616

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.337           1.428            551,078
                                                               2004        1.228           1.337            572,261
                                                               2003        0.959           1.228            585,602
                                                               2002        1.203           0.959            693,336
                                                               2001        1.355           1.203            253,170
                                                               2000        1.166           1.355              8,807
                                                               1999        1.000           1.166              4,746

   Smith Barney Money Market Portfolio (7/00)                  2005        1.060           1.075            385,628
                                                               2004        1.066           1.060            508,616
                                                               2003        1.074           1.066            537,567
                                                               2002        1.075           1.074            903,444
                                                               2001        1.052           1.075            353,750
                                                               2000        1.000           1.052                  -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2005        0.735           0.783            225,555
                                                               2004        0.697           0.735            260,528
                                                               2003        0.555           0.697            266,750
                                                               2002        0.834           0.555            274,192
                                                               2001        1.234           0.834            275,388
                                                               2000        1.000           1.234              6,477

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.106           1.144            173,974
                                                               2004        0.970           1.106            175,987
                                                               2003        0.693           0.970            181,669
                                                               2002        0.945           0.693            161,469
                                                               2001        1.000           0.945                  -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (12/99)              2005        1.163           1.341            361,133
                                                               2004        1.023           1.163            237,852
                                                               2003        0.808           1.023            231,570
                                                               2002        0.905           0.808            195,760
                                                               2001        1.047           0.905             73,692

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
Contrafund<< Portfolio - Service Class  (continued)            2000        1.138           1.047             64,462
                                                               1999        1.000           1.138             64,462

Mid Cap Portfolio - Service Class 2 (5/01)                     2005        1.529           1.779            576,226
                                                               2004        1.244           1.529            449,306
                                                               2003        0.912           1.244            393,509
                                                               2002        1.000           0.912            397,241

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 2.30%



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
   Capital Appreciation Fund (5/00)                            2005        1.170           1.351                  -
                                                               2004        1.000           1.170                  -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        1.050           1.084                  -
                                                               2004        1.000           1.050                  -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.081           1.105                  -
                                                               2004        1.000           1.081                  -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.059           1.188                  -
                                                               2004        1.000           1.059                  -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.113           1.241             57,308
                                                               2004        1.000           1.113                  -

   Growth Fund - Class 2 Shares (12/99)                        2005        1.086           1.233             40,949
                                                               2004        1.000           1.086                  -

   Growth-Income Fund - Class 2 Shares (3/00)                  2005        1.065           1.102             41,477
                                                               2004        1.000           1.065                  -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)            2005        1.288           1.349              8,790
                                                               2004        1.000           1.288                  -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.117           1.203                  -
                                                               2004        1.000           1.117                  -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.120           1.205                  -
                                                               2004        1.000           1.120                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class 2 Shares (5/05)     2005        1.000           1.046             11,132

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (4/00)                                               2005        1.085           1.111                  -
                                                               2004        1.000           1.085                  -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.100           1.189             10,294
                                                               2004        1.000           1.100                  -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.262           1.572             21,611
                                                               2004        1.000           1.262                  -

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2005        1.156           1.245             37,211
                                                               2004        1.000           1.156                  -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.120           1.191                  -
                                                               2004        1.000           1.120                  -

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2005        1.057           1.077                  -
                                                               2004        1.000           1.057                  -

   Diversified Strategic Income Portfolio (2/01)               2005        1.071           1.073                  -
                                                               2004        1.000           1.071                  -

   Equity Index Portfolio - Class II Shares (2/01)             2005        1.070           1.090                  -
                                                               2004        1.000           1.070                  -

   Fundamental Value Portfolio (4/01)                          2005        1.058           1.084                  -
                                                               2004        1.000           1.058                  -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.130           1.237                  -
                                                               2004        1.000           1.130                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.126           1.145                  -
                                                               2004        1.000           1.126                  -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.100           1.110             10,841
                                                               2004        1.000           1.100                  -

   Mid-Cap Value Portfolio (5/03)                              2005        1.161           1.228             27,966
                                                               2004        1.000           1.161                  -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.068           1.065             23,901
                                                               2004        1.000           1.068                  -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.045           1.046             24,113
                                                               2004        1.000           1.045                  -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        1.067           1.118                  -
                                                               2004        1.000           1.067                  -

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.159           1.271                  -
                                                               2004        1.000           1.159                  -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.193           1.248             16,399
                                                               2004        1.000           1.193                  -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2005        1.057           1.075                  -
                                                               2004        1.000           1.057                  -

   Investors Fund - Class I (5/01)                             2005        1.080           1.124                  -
                                                               2004        1.000           1.080                  -

   Small Cap Growth Fund - Class I (3/01)                      2005        1.166           1.196                  -
                                                               2004        1.000           1.166                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.016           0.991                  -
                                                               2004        1.000           1.016                  -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.026           1.066                  -
                                                               2004        1.000           1.026                  -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.039           1.069             10,168
                                                               2004        1.000           1.039                  -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.031           1.051             53,553
                                                               2004        1.000           1.031                  -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.067           1.111              2,462
                                                               2004        1.000           1.067                  -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.033           1.046                  -
                                                               2004        1.000           1.033                  -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.055           1.121                  -
                                                               2004        1.000           1.055                  -

   Equity Income Portfolio (4/00)                              2005        1.102           1.126                  -
                                                               2004        1.000           1.102                  -

   Large Cap Portfolio (11/99)                                 2005        1.049           1.114                  -
                                                               2004        1.000           1.049                  -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.000           1.073                  -

   Managed Allocation Series: Conservative Portfolio (8/05)    2005        1.020           1.026             60,113

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
Managed Allocation Series: Moderate Portfolio (6/05)           2005        1.002           1.042             20,075

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.000           1.060                  -

Managed Allocation Series: Moderate-Conservative

Portfolio (5/05)                                               2005        1.000           1.033                  -

Mercury Large Cap Core Portfolio (8/00)                        2005        1.124           1.231                  -
                                                               2004        1.000           1.124                  -

MFS(R) Emerging Growth Portfolio (4/00)                        2005        1.082           1.048                  -
                                                               2004        1.000           1.082                  -

MFS(R) Mid Cap Growth Portfolio (5/00)                         2005        1.074           1.081                  -
                                                               2004        1.000           1.074                  -

MFS(R) Total Return Portfolio (6/00)                           2005        1.096           1.103                  -
                                                               2004        1.000           1.096                  -

MFS(R) Value Portfolio (5/04)                                  2005        1.127           1.172                  -
                                                               2004        1.000           1.127                  -

Mondrian International Stock Portfolio (5/00)                  2005        1.145           1.226                  -
                                                               2004        1.000           1.145                  -

Pioneer Fund Portfolio (5/03)                                  2005        1.093           1.133             10,627
                                                               2004        1.000           1.093                  -

Pioneer Mid Cap Value Portfolio (6/05)                         2005        1.019           1.058                  -

Pioneer Strategic Income Portfolio (5/00)                      2005        1.104           1.119                  -
                                                               2004        1.000           1.104                  -

Strategic Equity Portfolio (11/99)                             2005        1.098           1.095                  -
                                                               2004        1.000           1.098                  -

Style Focus Series: Small Cap Growth Portfolio (5/05)          2005        1.000           1.131                  -

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        0.986           1.103                  -

   Travelers Managed Income Portfolio (5/01)                   2005        1.029           1.020                  -
                                                               2004        1.000           1.029                  -

   Van Kampen Enterprise Portfolio (8/00)                      2005        1.037           1.092                  -
                                                               2004        1.000           1.037                  -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.998           0.998             15,385
                                                               2004        1.000           0.998                  -

   Smith Barney Aggressive Growth Portfolio (12/99)            2005        1.066           1.164             36,319
                                                               2004        1.000           1.066                  -

   Smith Barney High Income Portfolio (5/01)                   2005        1.085           1.088             12,468
                                                               2004        1.000           1.085                  -

   Smith Barney International All Cap Growth Portfolio
   (4/00)                                                      2005        1.156           1.262                  -
                                                               2004        1.000           1.156                  -

   Smith Barney Large Cap Value Portfolio (11/99)              2005        1.081           1.126                  -
                                                               2004        1.000           1.081                  -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        0.990           1.018                  -
                                                               2004        1.000           0.990                  -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.095           1.159                  -
                                                               2004        1.000           1.095                  -

   Smith Barney Money Market Portfolio (7/00)                  2005        0.994           0.998                  -
                                                               2004        1.000           0.994                  -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2005        1.059           1.117                  -
                                                               2004        1.000           1.059                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.170           1.199             16,941
                                                               2004        1.000           1.170                  -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (12/99)              2005        1.108           1.265             17,056
                                                               2004        1.000           1.108                  -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.227           1.416             10,559
                                                               2004        1.000           1.227                  -



                                      NOTES



The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.



Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.



Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.



Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.



Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.



On 02/25/2005, The Travelers Series Trust: MFS(R) Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS(R) Mid Cap Growth Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by The Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The AllianceBernstein Value Funds: AllianceBernstein Growth and Income Fund - Class A was replaced by the AllianceBernstein Variable Product Series Fund Inc: AllianceBernstein Growth and Income Portfolio - Class B, and is no longer available as a funding option.



On 02/25/2005, the Fidelity Advisor Series I: Advisor growth Opportunities Fund
- Class T was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The AIM Equity Funds, Inc: AIM Charter Fund - Class A was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares, and is no longer available as a funding option.



On 02/25/2005, The Neuberger Berman Equity Assets: Neuberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.



On 02/25/2005, The PBHG Funds: PBHG Growth Fund - Advisor Class was replaced by the Janus Aspen Series: Mid Cap Growth Portfolio - Service Shares, and is no longer available as a funding option.



On 02/25/2005, The Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by The Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.



AIM Variable Insurance Funds, Inc.: AIM Premier Equity Fund - Series I is no longer available to new contract owners.



Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Share is no longer available to new contract owners



Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.



Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract owners.



Travelers Series Fund Inc.: Smith Barney Large Cap Value Portfolio is no longer available to new contract owners.



AIM V.I. Premier Equity Fund is no longer available to new contract owners.



AllianceBernstein Large-Cap Growth Portfolio is no longer available to new contract owners.



Fixed Fund is no longer available to new contract owners.



Franklin Small - Mid Cap Growth Securities Fund - Class 2 is no longer available to new contract owners.



Salomon Brothers All Cap Fund - Class I is no longer available to new contract owners.



Salomon Brothers Small Cap Growth Fund - Class I is no longer available to new contract owners.



Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.



Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.



Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners.



Van Kampen Emerging Growth Portfolio - Class I shares is no longer available to new contract owners.

                                   APPENDIX B
                         CONDENSED FINANCIAL INFORMATION



                 METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix_D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.40%



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
   Capital Appreciation Fund (5/00)                            2005        0.580           0.676          7,869,627
                                                               2004        0.492           0.580          8,682,856
                                                               2003        0.400           0.492          9,196,896
                                                               2002        0.541           0.400         10,337,045
                                                               2001        0.742           0.541         14,174,851
                                                               2000        0.928           0.742          9,685,366

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        0.783           0.816          1,550,953
                                                               2004        0.751           0.783          1,746,250
                                                               2003        0.609           0.751          2,078,822
                                                               2002        0.885           0.609          1,958,680
                                                               2001        1.000           0.885            772,623

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.127           1.162            836,628
                                                               2004        1.027           1.127            821,546
                                                               2003        0.788           1.027            805,689
                                                               2002        1.000           0.788            288,171

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        0.668           0.756         13,620,446
                                                               2004        0.625           0.668         16,701,254
                                                               2003        0.514           0.625         20,289,834
                                                               2002        0.753           0.514         22,920,668
                                                               2001        0.925           0.753         30,657,551
                                                               2000        1.127           0.925         26,711,914
                                                               1999        1.000           1.127          2,118,594

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.106           1.245         10,391,145
                                                               2004        0.989           1.106         10,671,866
                                                               2003        0.741           0.989          9,954,233
                                                               2002        0.880           0.741         10,006,380
                                                               2001        1.041           0.880         10,783,872
                                                               2000        1.301           1.041          9,193,213
                                                               1999        1.000           1.301            496,228

   Growth Fund - Class 2 Shares (11/99)                        2005        1.097           1.257         30,770,173
                                                               2004        0.989           1.097         31,399,627
                                                               2003        0.733           0.989         30,519,238
                                                               2002        0.984           0.733         29,254,703
                                                               2001        1.220           0.984         24,168,621
                                                               2000        1.184           1.220         17,763,993
                                                               1999        1.000           1.184            790,492

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.271           1.326         21,463,117
                                                               2004        1.167           1.271         22,247,206
                                                               2003        0.894           1.167         20,672,145
                                                               2002        1.110           0.894         19,762,828
                                                               2001        1.098           1.110         17,618,589
                                                               2000        1.031           1.098         10,615,411
                                                               1999        1.000           1.031          1,022,054

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)            2005        2.221           2.347          1,426,888
                                                               2004        1.714           2.221          1,614,681
                                                               2003        1.297           1.714          1,701,015
                                                               2002        1.258           1.297          1,710,144
                                                               2001        1.173           1.258            481,199
                                                               2000        1.042           1.173             48,709

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.210           1.315             67,656
                                                               2004        1.074           1.210             26,986
                                                               2003        1.000           1.074                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
   Mercury Value Opportunities V.I. Fund - Class III (12/03)   2005        1.208           1.312            192,466
                                                               2004        1.068           1.208            131,916
                                                               2003        1.000           1.068             16,802

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class 2 Shares (5/05)     2005        1.028           1.052            175,707

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        0.844           0.872          3,790,175
                                                               2004        0.768           0.844          4,212,277
                                                               2003        0.567           0.768          4,510,872
                                                               2002        0.807           0.567          4,835,041
                                                               2001        0.965           0.807          5,511,086
                                                               2000        1.173           0.965          4,678,792
                                                               1999        1.000           1.173            719,638

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.158           1.262          1,699,785
                                                               2004        1.043           1.158          1,557,424
                                                               2003        0.845           1.043          1,274,575
                                                               2002        1.000           0.845            633,273

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.781           2.238            708,466
                                                               2004        1.448           1.781            259,549
                                                               2003        1.000           1.448            157,913

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.082           1.176          6,083,715
                                                               2004        0.926           1.082          5,996,738
                                                               2003        0.710           0.926          5,855,211
                                                               2002        0.884           0.710          5,959,767
                                                               2001        1.068           0.884          6,615,238
                                                               2000        1.109           1.068          5,495,504
                                                               1999        1.000           1.109            445,419

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2005        1.180           1.267          1,340,280
                                                               2004        1.032           1.180            886,673

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
   Templeton Growth Securities Fund - Class 2 Shares
   (continued)                                                 2003        0.792           1.032            675,020
                                                               2002        0.981           0.792            180,014

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.040           1.070          8,344,794
                                                               2004        0.970           1.040          9,119,515
                                                               2003        0.789           0.970          9,487,337
                                                               2002        0.971           0.789          9,050,877
                                                               2001        1.025           0.971          5,617,721
                                                               2000        1.044           1.025          3,282,703
                                                               1999        1.000           1.044            407,917

   Diversified Strategic Income Portfolio (11/99)              2005        1.235           1.249          5,421,715
                                                               2004        1.174           1.235          5,871,619
                                                               2003        1.065           1.174          7,014,816
                                                               2002        1.030           1.065          6,437,646
                                                               2001        1.013           1.030          5,810,704
                                                               2000        0.999           1.013          4,456,819
                                                               1999        1.000           0.999            156,084

   Equity Index Portfolio - Class II Shares (11/99)            2005        0.861           0.885         16,905,236
                                                               2004        0.792           0.861         18,836,125
                                                               2003        0.629           0.792         19,589,108
                                                               2002        0.822           0.629         17,735,675
                                                               2001        0.951           0.822         14,784,877
                                                               2000        1.063           0.951          9,919,249
                                                               1999        1.000           1.063            638,959

   Fundamental Value Portfolio (11/99)                         2005        1.317           1.361         10,599,477
                                                               2004        1.234           1.317         11,843,618
                                                               2003        0.903           1.234         12,622,271
                                                               2002        1.163           0.903         12,486,442
                                                               2001        1.245           1.163          8,723,448
                                                               2000        1.048           1.245          2,061,001
                                                               1999        1.000           1.048             29,295

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        0.449           0.496          5,414,722
                                                               2004        0.378           0.449          6,161,479
                                                               2003        0.284           0.378          7,020,554

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
   Mid Cap Growth Portfolio - Service Shares  (continued)      2002        0.401           0.284          7,331,562
                                                               2001        0.674           0.401          9,326,574
                                                               2000        1.000           0.674          6,961,748

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.513           1.552            893,526
                                                               2004        1.336           1.513            698,253
                                                               2003        1.000           1.336            134,336

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.382           1.408          1,064,845
                                                               2004        1.244           1.382            674,660
                                                               2003        1.000           1.244            305,344

   Mid-Cap Value Portfolio (5/03)                              2005        1.541           1.644          1,611,204
                                                               2004        1.260           1.541          1,323,373
                                                               2003        1.000           1.260            557,395

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.125           1.133          1,601,094
                                                               2004        1.048           1.125          1,424,929
                                                               2003        1.000           1.048            487,410

   Total Return Portfolio - Administrative Class (5/01)        2005        1.213           1.226         13,636,234
                                                               2004        1.173           1.213         14,874,186
                                                               2003        1.132           1.173         17,564,278
                                                               2002        1.053           1.132         17,039,505
                                                               2001        1.000           1.053          3,528,611

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        0.773           0.817            180,170
                                                               2004        0.728           0.773            189,012
                                                               2003        0.560           0.728            219,075
                                                               2002        0.806           0.560            193,101
                                                               2001        1.000           0.806             82,991

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.011           1.118          2,357,610
                                                               2004        0.882           1.011          2,418,477
                                                               2003        0.696           0.882          3,509,039

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
   Putnam VT International Equity Fund - Class IB Shares
   (continued)                                                 2002        0.857           0.696          3,188,678
                                                               2001        1.000           0.857            239,877

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.611           1.701          3,265,401
                                                               2004        1.295           1.611          3,517,982
                                                               2003        0.877           1.295          3,647,627
                                                               2002        1.088           0.877          3,088,400
                                                               2001        1.000           1.088          1,040,422

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.309           1.343          7,424,062
                                                               2004        1.225           1.309          8,139,285
                                                               2003        0.894           1.225          9,114,126
                                                               2002        1.209           0.894          9,606,077
                                                               2001        1.204           1.209          7,452,708
                                                               2000        1.032           1.204          2,476,774
                                                               1999        1.000           1.032             42,351

   Investors Fund - Class I (11/99)                            2005        1.174           1.233          5,504,348
                                                               2004        1.078           1.174          6,005,375
                                                               2003        0.826           1.078          7,816,635
                                                               2002        1.089           0.826          7,795,316
                                                               2001        1.152           1.089          6,793,914
                                                               2000        1.014           1.152          2,942,606
                                                               1999        1.000           1.014             69,063

   Small Cap Growth Fund - Class I (11/99)                     2005        1.371           1.419          1,951,209
                                                               2004        1.208           1.371          2,193,044
                                                               2003        0.823           1.208          2,776,264
                                                               2002        1.278           0.823          2,106,333
                                                               2001        1.397           1.278          2,044,688
                                                               2000        1.213           1.397          1,826,310
                                                               1999        1.000           1.213             56,346

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        0.810           0.797            387,532
                                                               2004        0.794           0.810            203,625
                                                               2003        0.652           0.794            191,601
                                                               2002        0.894           0.652             95,273
                                                               2001        1.000           0.894             78,232

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        0.868           0.910            565,531
                                                               2004        0.855           0.868            632,895
                                                               2003        0.646           0.855            620,411
                                                               2002        0.894           0.646            606,029
                                                               2001        1.000           0.894            226,185

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.447           1.502          2,635,196
                                                               2004        1.376           1.447          2,959,547
                                                               2003        1.061           1.376          2,337,352
                                                               2002        1.000           1.061            224,978

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.293           1.329          2,737,615
                                                               2004        1.249           1.293          2,880,403
                                                               2003        1.038           1.249          2,438,742
                                                               2002        1.000           1.038            195,141

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.515           1.592            615,702
                                                               2004        1.394           1.515            562,421
                                                               2003        1.074           1.394            427,680
                                                               2002        1.000           1.074             31,725

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                               2005        1.432           1.462            339,470
                                                               2004        1.360           1.432            347,413
                                                               2003        1.069           1.360            310,732
                                                               2002        1.000           1.069              3,641

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        0.869           0.931            804,530
                                                               2004        0.827           0.869            806,240
                                                               2003        0.649           0.827            872,264
                                                               2002        0.864           0.649            711,965
                                                               2001        1.000           0.864            630,256

   Equity Income Portfolio (11/99)                             2005        1.240           1.278          9,917,573
                                                               2004        1.145           1.240         11,001,456
                                                               2003        0.885           1.145         11,397,574

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
Equity Income Portfolio  (continued)                           2002        1.043           0.885         10,600,886
                                                               2001        1.133           1.043         10,046,727
                                                               2000        1.052           1.133          4,977,279
                                                               1999        1.000           1.052            174,100

Large Cap Portfolio (11/99)                                    2005        0.761           0.815          4,989,786
                                                               2004        0.724           0.761          6,116,510
                                                               2003        0.589           0.724          6,858,228
                                                               2002        0.774           0.589          6,842,860
                                                               2001        0.949           0.774          7,970,781
                                                               2000        1.126           0.949          6,001,335
                                                               1999        1.000           1.126            500,514

Managed Allocation Series: Aggressive Portfolio (6/05)         2005        1.007           1.078                  -

Managed Allocation Series: Conservative Portfolio (5/05)       2005        1.000           1.032             33,294

Managed Allocation Series: Moderate Portfolio (6/05)           2005        1.000           1.047            346,342

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        0.999           1.066            185,975

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                               2005        1.008           1.039                  -

Mercury Large Cap Core Portfolio (11/99)                       2005        0.815           0.900          2,796,240
                                                               2004        0.713           0.815          3,089,053
                                                               2003        0.597           0.713          3,688,680
                                                               2002        0.808           0.597          4,148,896
                                                               2001        1.057           0.808          4,279,316
                                                               2000        1.135           1.057          3,766,401
                                                               1999        1.000           1.135            307,732

MFS(R) Emerging Growth Portfolio (11/99)                       2005        0.652           0.632                  -
                                                               2004        0.586           0.652          7,856,772
                                                               2003        0.460           0.586          8,772,131
                                                               2002        0.710           0.460          9,835,278
                                                               2001        1.128           0.710         12,537,784

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
MFS(R) Emerging Growth Portfolio  (continued)                  2000        1.433           1.128         10,965,615
                                                               1999        1.000           1.433            936,269

MFS(R) Mid Cap Growth Portfolio (5/00)                         2005        0.566           0.575          9,346,433
                                                               2004        0.503           0.566          2,634,584
                                                               2003        0.372           0.503          3,413,182
                                                               2002        0.737           0.372          3,504,601
                                                               2001        0.980           0.737          3,647,107
                                                               2000        0.929           0.980          2,539,453

MFS(R) Total Return Portfolio (11/99)                          2005        1.342           1.362         21,085,686
                                                               2004        1.221           1.342         23,762,190
                                                               2003        1.062           1.221         24,417,025
                                                               2002        1.137           1.062         22,713,962
                                                               2001        1.153           1.137         16,974,046
                                                               2000        1.003           1.153          5,181,152
                                                               1999        1.000           1.003            229,693

MFS(R) Value Portfolio (7/04)                                  2005        1.122           1.178            665,186
                                                               2004        0.994           1.122            365,637

Mondrian International Stock Portfolio (5/00)                  2005        0.853           0.921          2,661,031
                                                               2004        0.747           0.853          2,599,833
                                                               2003        0.589           0.747          1,473,404
                                                               2002        0.686           0.589          1,220,371
                                                               2001        0.943           0.686            885,468
                                                               2000        0.957           0.943            356,321

Pioneer Fund Portfolio (5/03)                                  2005        1.334           1.394            112,741
                                                               2004        1.217           1.334             78,072
                                                               2003        1.000           1.217             62,749

Pioneer Mid Cap Value Portfolio (5/05)                         2005        1.000           1.063             39,090

Pioneer Strategic Income Portfolio (6/00)                      2005        1.373           1.404          1,440,006
                                                               2004        1.255           1.373            930,528
                                                               2003        1.065           1.255            878,773
                                                               2002        1.020           1.065            990,950
                                                               2001        0.992           1.020          1,000,776
                                                               2000        0.994           0.992            165,623

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
   Strategic Equity Portfolio (11/99)                          2005        0.737           0.741         10,759,065
                                                               2004        0.678           0.737         13,177,851
                                                               2003        0.519           0.678         14,897,916
                                                               2002        0.792           0.519         16,106,829
                                                               2001        0.927           0.792         19,754,119
                                                               2000        1.149           0.927         15,438,160
                                                               1999        1.000           1.149          1,333,895

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.032           1.137                314

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.110             12,521

   Travelers Managed Income Portfolio (11/99)                  2005        1.220           1.220          7,206,827
                                                               2004        1.203           1.220          8,127,637
                                                               2003        1.125           1.203          9,137,556
                                                               2002        1.116           1.125          8,505,979
                                                               2001        1.061           1.116          5,960,679
                                                               2000        0.997           1.061          2,191,946
                                                               1999        1.000           0.997            194,554

   Van Kampen Enterprise Portfolio (11/99)                     2005        0.665           0.707          2,332,726
                                                               2004        0.649           0.665          2,734,839
                                                               2003        0.524           0.649          3,147,706
                                                               2002        0.753           0.524          3,402,420
                                                               2001        0.970           0.753          3,768,278
                                                               2000        1.152           0.970          4,201,961
                                                               1999        1.000           1.152            614,555

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.997           1.006            443,529
                                                               2004        0.999           0.997            350,365
                                                               2003        1.000           0.999              3,637

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.247           1.373         17,148,499
                                                               2004        1.150           1.247         18,826,641
                                                               2003        0.867           1.150         20,242,471
                                                               2002        1.306           0.867         20,165,150
                                                               2001        1.381           1.306         19,643,514

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
Smith Barney Aggressive Growth Portfolio  (continued)          2000        1.210           1.381         13,025,930
                                                               1999        1.000           1.210          1,210,115

Smith Barney High Income Portfolio (11/99)                     2005        1.141           1.155          5,546,534
                                                               2004        1.048           1.141          6,636,147
                                                               2003        0.833           1.048          7,127,999
                                                               2002        0.873           0.833          5,888,462
                                                               2001        0.920           0.873          5,392,288
                                                               2000        1.015           0.920          3,364,568
                                                               1999        1.000           1.015            222,226

Smith Barney International All Cap Growth Portfolio
(11/99)                                                        2005        0.671           0.739          3,920,607
                                                               2004        0.577           0.671          4,382,954
                                                               2003        0.459           0.577          6,412,697
                                                               2002        0.627           0.459          5,876,699
                                                               2001        0.924           0.627          7,629,713
                                                               2000        1.230           0.924          6,638,564
                                                               1999        1.000           1.230            945,011

Smith Barney Large Cap Value Portfolio (11/99)                 2005        1.018           1.069          5,614,792
                                                               2004        0.933           1.018          6,472,999
                                                               2003        0.742           0.933          6,987,013
                                                               2002        1.008           0.742          8,814,849
                                                               2001        1.114           1.008          9,311,478
                                                               2000        0.998           1.114          5,501,375
                                                               1999        1.000           0.998          1,119,883

Smith Barney Large Capitalization Growth Portfolio
(11/99)                                                        2005        0.922           0.956         16,386,536
                                                               2004        0.931           0.922         18,390,200
                                                               2003        0.640           0.931         20,579,752
                                                               2002        0.863           0.640         21,331,286
                                                               2001        1.000           0.863         22,512,692
                                                               2000        1.090           1.000         17,218,164
                                                               1999        1.000           1.090          2,526,512

Smith Barney Mid Cap Core Portfolio (11/99)                    2005        1.337           1.428          4,677,175
                                                               2004        1.228           1.337          5,286,958
                                                               2003        0.959           1.228          6,086,848
                                                               2002        1.203           0.959          6,634,416

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
   Smith Barney Mid Cap Core Portfolio  (continued)            2001        1.355           1.203          6,353,871
                                                               2000        1.166           1.355          4,114,813
                                                               1999        1.000           1.166            501,324

   Smith Barney Money Market Portfolio (11/99)                 2005        1.060           1.075          9,714,014
                                                               2004        1.066           1.060         10,724,738
                                                               2003        1.074           1.066         13,369,673
                                                               2002        1.075           1.074         23,858,907
                                                               2001        1.052           1.075         34,802,834
                                                               2000        1.006           1.052         16,551,256
                                                               1999        1.000           1.006          2,574,330

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        0.735           0.783          7,374,304
                                                               2004        0.697           0.735          8,593,546
                                                               2003        0.555           0.697         10,823,223
                                                               2002        0.834           0.555         12,482,675
                                                               2001        1.234           0.834         14,221,625
                                                               2000        1.393           1.234         13,192,232
                                                               1999        1.000           1.393          1,613,716

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.106           1.144            523,941
                                                               2004        0.970           1.106            477,894
                                                               2003        0.693           0.970            734,566
                                                               2002        0.945           0.693            646,552
                                                               2001        1.000           0.945            301,808

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (11/99)              2005        1.163           1.341          5,806,998
                                                               2004        1.023           1.163          5,854,650
                                                               2003        0.808           1.023          6,421,472
                                                               2002        0.905           0.808          6,685,142
                                                               2001        1.047           0.905          6,912,959
                                                               2000        1.138           1.047          6,333,548
                                                               1999        1.000           1.138          1,210,535

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.529           1.779          3,337,201
                                                               2004        1.244           1.529          2,878,436

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
   Mid Cap Portfolio - Service Class 2  (continued)            2003        0.912           1.244          1,954,640
                                                               2002        1.000           0.912            844,778

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 2.30%



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
   Capital Appreciation Fund (5/00)                            2005        1.170           1.351                  -
                                                               2004        1.000           1.170                  -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        1.050           1.084                  -
                                                               2004        1.000           1.050                  -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.081           1.105                  -
                                                               2004        1.000           1.081                  -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.059           1.188                  -
                                                               2004        1.000           1.059                  -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.113           1.241             68,097
                                                               2004        1.000           1.113                  -

   Growth Fund - Class 2 Shares (11/99)                        2005        1.086           1.233             10,301
                                                               2004        1.000           1.086                  -

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.065           1.102             11,556
                                                               2004        1.000           1.065                  -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)            2005        1.288           1.349             36,512
                                                               2004        1.000           1.288                  -

FAM Variable Series Funds, Inc.

Mercury Global Allocation V.I. Fund - Class III (11/03)
   Mercury Value Opportunities V.I. Fund - Class III (12/03)   2005        1.120           1.205                  -
                                                               2004        1.000           1.120                  -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class 2 Shares (5/05)    2005        1.027           1.046                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.085           1.111                  -
                                                               2004        1.000           1.085                  -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.100           1.189                  -
                                                               2004        1.000           1.100                  -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.262           1.572             38,853
                                                               2004        1.000           1.262                  -

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.156           1.245             52,733
                                                               2004        1.000           1.156                  -

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2005        1.120           1.191                  -
                                                               2004        1.000           1.120                  -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.057           1.077                  -
                                                               2004        1.000           1.057                  -

   Diversified Strategic Income Portfolio (11/99)              2005        1.071           1.073                  -
                                                               2004        1.000           1.071                  -

   Equity Index Portfolio - Class II Shares (11/99)            2005        1.070           1.090                  -
                                                               2004        1.000           1.070                  -

   Fundamental Value Portfolio (11/99)                         2005        1.058           1.084                  -
                                                               2004        1.000           1.058                  -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.130           1.237                  -
                                                               2004        1.000           1.130                  -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.126           1.145              6,109
                                                               2004        1.000           1.126                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.100           1.110                  -
                                                               2004        1.000           1.100                  -

   Mid-Cap Value Portfolio (5/03)                              2005        1.161           1.228             44,386
                                                               2004        1.000           1.161                  -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.068           1.065             54,415
                                                               2004        1.000           1.068                  -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.045           1.046             16,638
                                                               2004        1.000           1.045                  -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        1.067           1.118                  -
                                                               2004        1.000           1.067                  -

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.159           1.271                  -
                                                               2004        1.000           1.159                  -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.193           1.248             17,538
                                                               2004        1.000           1.193                  -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.057           1.075                  -
                                                               2004        1.000           1.057                  -

   Investors Fund - Class I (11/99)                            2005        1.080           1.124                  -
                                                               2004        1.000           1.080                  -

   Small Cap Growth Fund - Class I (11/99)                     2005        1.166           1.196                  -
                                                               2004        1.000           1.166                  -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.016           0.991                  -
                                                               2004        1.000           1.016                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.026           1.066                  -
                                                               2004        1.000           1.026                  -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.039           1.069            230,528
                                                               2004        1.000           1.039                  -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.031           1.051             47,644
                                                               2004        1.000           1.031                  -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.067           1.111                  -
                                                               2004        1.000           1.067                  -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                               2005        1.033           1.046                  -
                                                               2004        1.000           1.033                  -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.055           1.121                  -
                                                               2004        1.000           1.055                  -

   Equity Income Portfolio (11/99)                             2005        1.102           1.126                  -
                                                               2004        1.000           1.102                  -

   Large Cap Portfolio (11/99)                                 2005        1.049           1.114                  -
                                                               2004        1.000           1.049                  -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.007           1.073                  -

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.026                  -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.000           1.042                  -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        0.999           1.060                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                               2005        1.007           1.033            -

Mercury Large Cap Core Portfolio (11/99)                       2005        1.124           1.231            -
                                                               2004        1.000           1.124            -

MFS(R) Emerging Growth Portfolio (11/99)                       2005        1.082           1.048            -
                                                               2004        1.000           1.082            -

MFS(R) Mid Cap Growth Portfolio (5/00)                         2005        1.074           1.081            -
                                                               2004        1.000           1.074            -

MFS(R) Total Return Portfolio (11/99)                          2005        1.096           1.103            -
                                                               2004        1.000           1.096            -

MFS(R) Value Portfolio (7/04)                                     2005        1.127           1.172            -
                                                               2004        1.002           1.127            -

Mondrian International Stock Portfolio (5/00)                  2005        1.145           1.226            -
                                                               2004        1.000           1.145            -

Pioneer Fund Portfolio (5/03)                                  2005        1.093           1.133            -
                                                               2004        1.000           1.093            -

Pioneer Mid Cap Value Portfolio (5/05)                         2005        1.000           1.058            -

Pioneer Strategic Income Portfolio (6/00)                      2005        1.104           1.119            -
                                                               2004        1.000           1.104            -

Strategic Equity Portfolio (11/99)                             2005        1.098           1.095            -
                                                               2004        1.000           1.098            -

Style Focus Series: Small Cap Growth Portfolio (6/05)          2005        1.031           1.131            -

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        1.000           1.103            -

Travelers Managed Income Portfolio (11/99)                     2005        1.029           1.020            -
                                                               2004        1.000           1.029            -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
   Van Kampen Enterprise Portfolio (11/99)                     2005        1.037           1.092                  -
                                                               2004        1.000           1.037                  -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.998           0.998                  -
                                                               2004        1.000           0.998                  -

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.066           1.164             24,417
                                                               2004        1.000           1.066                  -

   Smith Barney High Income Portfolio (11/99)                  2005        1.085           1.088                  -
                                                               2004        1.000           1.085                  -

   Smith Barney International All Cap Growth Portfolio
   (11/99)                                                     2005        1.156           1.262                  -
                                                               2004        1.000           1.156                  -

   Smith Barney Large Cap Value Portfolio (11/99)              2005        1.081           1.126                  -
                                                               2004        1.000           1.081                  -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        0.990           1.018                  -
                                                               2004        1.000           0.990                  -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.095           1.159                  -
                                                               2004        1.000           1.095                  -

   Smith Barney Money Market Portfolio (11/99)                 2005        0.994           0.998                  -
                                                               2004        1.000           0.994                  -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        1.059           1.117                  -
                                                               2004        1.000           1.059                  -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.170           1.199             13,265
                                                               2004        1.000           1.170                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)



                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------   ---------------
Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (11/99)              2005        1.108           1.265             16,789
                                                               2004        1.000           1.108                  -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.227           1.416                  -
                                                               2004        1.000           1.227                  -


                                      NOTES


The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.



Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.



Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.



Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.



Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.



On 02/25/2005, The Travelers Series Trust: MFS(R) Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS(R) Mid Cap Growth Portfolio, and is no longer available as a funding option.



On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by The Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.



On02/25/2005, The AllianceBernstein Value Funds: AllianceBernstein Growth and Income Fund - Class A was replaced by the AllianceBernstein Variable Product Series Fund Inc: AllianceBernstein Growth and Income Portfolio - Class B, and is no longer available as a funding option.

On 02/25/2005, the Fidelity Advisor Series I: Advisor growth Opportunities Fund
- Class T was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The AIM Equity Funds, Inc: AIM Charter Fund - Class A was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund replaced by for the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares, and is no longer available as a funding option.



On 02/25/2005, The Neuberger Berman Equity Assets: Neuberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.



On 02/25/2005, The PBHG Funds: PBHG Growth Fund - Advisor Class replaced by for the Janus Aspen Series: Mid Cap Growth Portfolio - Service Shares, and is no longer available as a funding option.



On 02/25/2005, The Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by The Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.



AIM Variable Insurance Funds, Inc. : AIM Premier Equity Fund - Series I is no longer available to new contract owners.



Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Share is no longer available to new contract owners.



Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.



Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract owners.



Travelers Series Fund Inc.: Smith Barney Large Cap Value Portfolio is no longer available to new contract owners.



AIM V.I. Premier Equity Fund is no longer available to new contract owners.



AllianceBernstein Large-Cap Growth Portfolio is no longer available to new contract owners.



Fixed Fund is no longer available to new contract owners.



Franklin Small - Mid Cap Growth Securities Fund - Class 2 is no longer available to new contract owners.



Salomon Brothers All Cap Fund - Class I is no longer available to new contract owners.



Salomon Brothers Small Cap Growth Fund - Class I is no longer available to new contract owners.



Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.



Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.



Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners.



Van Kampen Emerging Growth Portfolio - Class I shares is no longer available to new contract owners.

                                   APPENDIX C

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirement, general economic trends and competitive factors.

TRANSFERS

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX D

                  WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME
                  CONFINEMENT (AVAILABLE ONLY IF ENHANCED DEATH
                           BENEFIT IS ELECTED AND THE
       ANNUITANT IS AGE 70 OR YOUNGER ON THE DATE THE CONTRACT IS ISSUED.)

If, after the first Contract Year and before the Maturity Date, the Annuitant begins confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty
(60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

     (a)  is Medicare approved as a provider of skilled nursing care services;
          and

     (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

                                       OR

Meets all of the following standards:

     (a) is licensed as a nursing care facility by the state in which it is licensed;

     (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

     (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

     (d) provides, as a primary function, nursing care and room and board; and charges for these services;

     (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

     (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

     (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:

     a. mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

     b. the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

     c. the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

     d. sensitivity to drugs voluntarily taken, unless prescribed by a physician

     e. drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next Valuation Date following our receipt of written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payments made on or after the Annuitant's 71st birthday and less any Purchase Payment Credits applied within twelve months of the date of the withdrawal.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX E

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:



                              The Insurance Company
                              Principal Underwriter
                              Distribution and Principal Underwriting Agreement Valuation of Assets
                              Federal Tax Considerations
                              Independent Registered Public Accounting Firm Condensed Financial Information
                              Financial Statements



Copies of the Statement of Additional Information dated May 1,2006 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut at One Cityplace, 185 Asylum Street, 3 CP Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-05-09-86 and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-05-09-86.



Name: _________________________________________________________________________

Address: ______________________________________________________________________



Check Box:

[ ] MIC-Book-05-09-86

[ ] MLAC-Book-05-09-86

                       THIS PAGE INTENTIONALLY LEFT BLANK.


Book-05                                                              May 1, 2006

              PORTFOLIO ARCHITECT XTRA VARIABLE ANNUITY PROSPECTUS:
                METLIFE OF CT FUND BD III FOR VARIABLE ANNUITIES
                 METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES



This prospectus describes PORTFOLIO ARCHITECT XTRA VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively)*. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."



You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. If you select Variable Funding Options, your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available for contracts purchased on or after May 1, 2006 are:



AMERICAN FUNDS INSURANCE SERIES - CLASS 2
   American Funds Global Growth Fund
   American Funds Growth Fund
   American Funds Growth-Income Fund
DREYFUS VARIABLE INVESTMENT FUND - INITIAL SHARES
Dreyfus Variable Investment Fund - Appreciation Portfolio
   Dreyfus Variable Investment Fund - Developing Leaders Portfolio+ FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund
JANUS ASPEN SERIES - SERVICE SHARES
   Global Technology Portfolio
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.+
   Legg Mason Partners Variable All Cap Portfolio - Class I+
   Legg Mason Partners Variable Investors Portfolio - Class I+
   Legg Mason Partners Variable Large Cap Growth Portfolio - Class I+ Legg Mason Partners Variable Small Cap Growth Portfolio - Class I+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II+
   Legg Mason Partners Variable Aggressive Growth Portfolio - Class I+ Legg Mason Partners Variable Equity Index Portfolio - Class II+ Legg Mason Partners Variable Growth and Income Portfolio - Class I+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.+
Legg Mason Partners Variable Adjustable Rate Income Portfolio+
   Legg Mason Partners Variable Social Awareness Stock Portfolio+
MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap Stock Portfolio - Class A+
   Dreman Small-Cap Value Portfolio - Class A+
   Federated High Yield Portfolio - Class A+
   Harris Oakmark International Portfolio - Class A+
   Janus Capital Appreciation Portfolio - Class A+
   Legg Mason Partners Managed Assets Portfolio - Class A+
   Lord Abbett Bond Debenture Portfolio - Class A+
   Lord Abbett Growth and Income Portfolio - Class B+
   Lord Abbett Mid-Cap Value Portfolio - Class B+
   Mercury Large-Cap Core Portfolio - Class A+
   Met/AIM Capital Appreciation Portfolio - Class A+
   Met/AIM Small Cap Growth Portfolio - Class A+
   MFS(R) Value Portfolio - Class A+
   Neuberger Berman Real Estate Portfolio - Class A+
   Pioneer Fund Portfolio - Class A+
   Pioneer Mid-Cap Value Portfolio - Class A+
   Pioneer Strategic Income Portfolio - Class A+
   Third Avenue Small Cap Value Portfolio - Class B+
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth Portfolio - Class D+
   BlackRock Bond Income Portfolio - Class A+
   BlackRock Money Market Portfolio - Class A+
   FI Large Cap Portfolio - Class A+
   FI Value Leaders Portfolio - Class D+
   MFS(R) Total Return Portfolio - Class F+
   Oppenheimer Global Equity Portfolio - Class B+
   Western Asset Management High Yield Bond Portfolio - Class A+ Western Asset Management U.S. Government Portfolio - Class A+
PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE CLASS
   Real Return Portfolio
   Total Return Portfolio
PUTNAM VARIABLE TRUST - CLASS IB
   Putnam VT Small Cap Value Fund
VAN KAMPEN LIFE INVESTMENT TRUST -  CLASS II
   Comstock Portfolio
VARIABLE INSURANCE PRODUCTS FUND - SERVICE CLASS 2
   VIP Contrafund(R) Portfolio
   VIP Mid Cap Portfolio
METROPOLITAN SERIES FUND, INC. - ASSET ALLOCATION PORTFOLIOS - CLASS B
   MetLife Conservative Allocation Portfolio+
   MetLife Conservative to Moderate Allocation Portfolio+
   MetLife Moderate Allocation Portfolio+
   MetLife Moderate to Aggressive Allocation Portfolio+
   MetLife Aggressive Allocation Portfolio+


----------

(+) This Variable Funding Option has been subject to a merger, substitution or name change. Please see "The Annuity Contract -- The Variable Funding Options" for more information.



* THE TRAVELERS LIFE INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. THE TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.



We also offer variable annuity contracts that do not have Purchase Payment Credits, and therefore may have lower fees. Over time, the value of the Purchase Payment Credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you. The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3 CP, Hartford, Connecticut 06103-3415, call 1-866-547-3793 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                          PROSPECTUS DATED MAY 1, 2006

                                TABLE OF CONTENTS


Glossary..................................................    3
Summary...................................................    5
Fee Table.................................................    9
Condensed Financial Information...........................   17
The Annuity Contract......................................   17
   Contract Owner Inquiries...............................   18
   Purchase Payments......................................   19
   Purchase Payment Credits...............................   19
   Accumulation Units.....................................   19
   The Variable Funding Options...........................   20
The Fixed Account.........................................   26
Charges and Deductions....................................   26
   General................................................   26
   Withdrawal Charge......................................   27
   Free Withdrawal Allowance..............................   28
   Transfer Charge........................................   28
   Administrative Charges.................................   28
   Mortality and Expense Risk Charge.....................    28
   Variable Liquidity Benefit Charge......................   28
   Enhanced Stepped-Up Provision Charge...................   29
   Guaranteed Minimum Withdrawal Benefit
     Charge...............................................   29
   Variable Funding Option Expenses.......................   29
   Premium Tax............................................   29
   Changes in Taxes Based upon
     Premium or Value.....................................   29
Transfers.................................................   29
   Market Timing/Excessive Trading........................   30
   Dollar Cost Averaging..................................   31
Access to Your Money......................................   31
   Guaranteed Minimum Withdrawal Benefit..................   32
   Systematic Withdrawals.................................   37
Ownership Provisions......................................   38
   Types of Ownership.....................................   38
     Contract Owner.......................................   38
     Beneficiary..........................................   38
     Annuitant............................................   38
Death Benefit.............................................   39
   Death Proceeds before the Maturity Date................   39
   Enhanced Stepped-Up Provision..........................   40
   Payment of Proceeds....................................   40
   Spousal Contract Continuance...........................   42
   Beneficiary Contract Continuance.......................   42
   Planned Death Benefit..................................   43
   Death Proceeds after the Maturity Date.................   43
The Annuity Period........................................   43
   Maturity Date..........................................   43
   Allocation of Annuity..................................   44
   Variable Annuity.......................................   44
   Fixed Annuity..........................................   44
Payment Options...........................................   45
   Election of Options....................................   45
   Annuity Options........................................   45
   Variable Liquidity Benefit.............................   45
Miscellaneous Contract Provisions.........................   46
   Right to Return........................................   46
   Termination............................................   46
   Required Reports.......................................   46
   Suspension of Payments.................................   46
The Separate Accounts.....................................   47
   Performance Information................................   47
Federal Tax Considerations................................   48
   General Taxation of Annuities..........................   48
   Types of Contracts: Qualified and Non-qualified........   48
   Qualified Annuity Contracts............................   48
     Taxation of Qualified Annuity Contracts..............   48
     Mandatory Distributions for Qualified Plans..........   48
   Non-qualified Annuity Contracts........................   49
     Diversification Requirements for
       Variable Annuities.................................   50
     Ownership of the Investments.........................   50
     Taxation of Death Benefit Proceeds...................   50
   Other Tax Considerations...............................   50
     Treatment of Charges for Optional Benefits...........   50

     Puerto Rico Tax Considerations.......................   50
     Non-Resident Aliens..................................   51

Other Information.........................................   51
   The Insurance Companies................................   51
   Financial Statements...................................   52
   Distribution of Variable Annuity Contracts.............   52
   Conformity with State and Federal Laws.................   54
   Voting Rights..........................................   54
   Restrictions on Financial Transactions.................   54
   Legal Proceedings......................................   54
Appendix A: Condensed Financial Information
   for MetLife Insurance Company of Connecticut:
   Separate Account BD III...............................   A-1
Appendix B: Condensed Financial Information
   for MetLife Life and Annuity Company of Connecticut:
   Separate Account BD IV.................................  B-1
Appendix C: The Fixed Account.............................  C-1
Appendix D: Waiver of Withdrawal Charge
   for Nursing Home Confinement...........................  D-1
Appendix E: Contents of the Statement
   of Additional Information..............................  E-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of ConnecticutMetLife Life and Annuity Company of Connecticutor any other office that we may designate for the purpose of administering this Contract.


MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

PURCHASE PAYMENT CREDIT -- an amount credited to your Contract Value that equals a percentage of each Purchase Payment made.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.


WE, US, OUR -- MetLife Insurance Company of Connecticut or The Travelers Life and Annuity Company.


WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:

                        PORTFOLIO ARCHITECT XTRA ANNUITY


THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company, ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors MetLife of CT Fund BD III for Variable Annuities ("Fund BD III"); MetLife Life and Annuity Company of Connecticut sponsors MetLife of CT Fund BD IV for Variable Annuities ("Fund BD IV"). When we refer to the Separate Account, we are referring to either Fund BD III or Fund BD IV, depending upon your issuing Company.



Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than these described in this prospectus.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.


During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.



WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.



The Contract is not available to new purchasers. However, you may continue to make additional Purchase Payments or transfer Contract Value among the Variable Funding Options.


CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.


IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds) minus any Purchase Payment Credits. Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.


If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state permits, we will refund your full Purchase Payment minus any Purchase Payment Credits. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed) minus any Purchase Payment Credits. We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

During the right to return period, you will not bear any Contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credits. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.


WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.25% for the Standard Death Benefit and 1.45% for the Enhanced Death Benefit. For Contracts with a value of less than $100,000, we also deduct an annual Contract administrative charge of $40. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn. The maximum percentage is 8%, decreasing to 0% after nine full years.


If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments, Purchase Payment Credits and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59-1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.


For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Managed Distribution Program").


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      - PURCHASE PAYMENT CREDITS. For each Purchase Payment you make, we will add a credit to your Contract Value. For the initial Purchase Payment, and for any additional Purchase Payments made during the first Contract Year, we will determine the amount of the credit based on the greater age of the Contract Owner or the Annuitant at the time the Contract is issued. If the greater attained age is 69 or less, the credit is 5%. If the greater attained age is 70 through age 80, the credit is 4%. For additional Purchase Payments made subsequent to the first Contract Year, the amount of the credit will be determined by the greater attained age of the Contract Owner or the Annuitant at the time of such Purchase Payment. For those additional Purchase Payments, if the greater attained age is 69 or less, the credit is 5% and if the greater attained age is 70 through age 80, the credit is 4%. The expenses for a Contract with Purchase Payment Credits are higher than a similar contract without Purchase Payment Credits, and the additional expenses attributable to the credits may offset the amount of the Purchase Payment Credit.

      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70-1/2 or retires. These minimum distributions occur during the accumulation phase.

      - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

      - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

      - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

                                   FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE.................................................     8%(1)
(as a percentage of the Purchase Payments and associated Purchase Payment Credits withdrawn)

TRANSFER CHARGE...................................................     $10(2)
(assessed on transfers that exceed 12 per year)

VARIABLE LIQUIDITY BENEFIT CHARGE.................................     8%(3)
(as a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGE

ANNUAL CONTRACT ADMINISTRATIVE CHARGE.............................     $40(4)

----------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 9 years. The charge is as follows:

           YEARS SINCE PURCHASE                  WITHDRAWAL
               PAYMENT MADE                        CHARGE
----------------------------------------         ----------
GREATER THAN OR EQUAL
        TO                 BUT LESS THAN
      0 years                 4 years                8%
      4 years                 5 years                7%
      5 years                 6 years                6%
      6 years                 7 years                5%
      7 years                 8 years                3%
      8 years                 9 years                1%
      9 years+                                       0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:

           YEARS SINCE INITIAL                   WITHDRAWAL
             PURCHASE PAYMENT                      CHARGE
----------------------------------------         ----------
GREATER THAN OR EQUAL TO   BUT LESS THAN
------------------------   -------------
        0 years               4 years                8%
        4 years               5 years                7%
        5 years               6 years                6%
        6 years               7 years                5%
        7 years               8 years                3%
        8 years               9 years                1%
        9 years+                                     0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)


We will assess a minimum mortality and expense risk charge ("M&E") of 1.25% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:



                                               STANDARD DEATH BENEFIT  ENHANCED DEATH BENEFIT
                                               ----------------------  ----------------------
Mortality and Expense Risk Charge............          1.25%(5)                1.45%(5)
Administrative Expense Charge................          0.15%                   0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
NO OPTIONAL FEATURES SELECTED................          1.40%                   1.60%
Optional E.S.P. Charge.......................          0.20%                   0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. ONLY SELECTED.........................          1.60%                   1.80%
Optional GMWB I Charge(maximum upon reset)...          1.00%(6)                1.00%(6)
Optional GMWB II Charge(maximum upon reset)..          1.00%(6)                1.00%(6)
Optional GMWB III Charge.....................          0.25%                   0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB I ONLY SELECTED.........................          2.40%                   2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB II ONLY SELECTED........................          2.40%                   2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB III ONLY SELECTED.......................          1.65%                   1.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB I SELECTED...................          2.60%                   2.80%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB II SELECTED..................          2.60%                   2.80%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB III SELECTED.................          1.85%                   2.05%


----------

(5) We are waiving the following amounts of the Mortality and Expense Risk charge on these Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund, Inc. and an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust.



(6) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I and 0.50% for GMWB II.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-866-547-3793.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                         MINIMUM                       MAXIMUM
                                                                         -------                       -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying
Fund assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.                     0.42%                         4.47%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets


                                                DISTRIBUTION                             CONTRACTUAL
                                                   AND/OR                   TOTAL            FEE          NET TOTAL
                                                SERVICE(12b-               ANNUAL          WAIVER          ANNUAL
                                  MANAGEMENT          1)         OTHER    OPERATING    AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                     FEE            FEES       EXPENSES    EXPENSES     REIMBURSEMENT    EXPENSES**
-------------------------------  ------------  -------------   --------   ---------    --------------    ----------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Core Equity Fund
     - Series I+                    0.60%            --           0.27%      0.87%              --         0.87%(1)
AMERICAN FUNDS INSURANCE
   SERIES
   American Funds Global
     Growth Fund - Class 2*         0.58%          0.25%          0.04%      0.87%              --         0.87%
   American Funds Growth
     Fund - Class 2*                0.33%          0.25%          0.02%      0.60%              --         0.60%
   American Funds
     Growth-Income Fund -
     Class 2*                       0.28%          0.25%          0.01%      0.54%              --         0.54%
CREDIT SUISSE TRUST
   Credit Suisse Trust
     Emerging Markets
     Portfolio+                     1.25%            --           0.44%      1.69%              --         1.69%
DREYFUS VARIABLE INVESTMENT
   FUND
   Dreyfus Variable
     Investment Fund -
     Appreciation Portfolio
     - Initial Shares               0.75%            --           0.05%      0.80%              --         0.80%
   Dreyfus Variable
     Investment Fund -
     Developing Leaders
     Portfolio - Initial
     Shares                         0.75%            --           0.06%      0.81%              --         0.81%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Templeton Developing
     Markets Securities Fund
     - Class 2*                     1.24%          0.25%          0.29%      1.78%              --         1.78%
   Templeton Foreign
     Securities Fund - Class 2*     0.65%          0.25%          0.17%      1.07%            0.05%        1.02%(2)
JANUS ASPEN SERIES
   Global Life Sciences
     Portfolio - Service
     Shares*+                       0.64%          0.25%          0.31%      1.20%              --         1.20%
   Global Technology
     Portfolio - Service
     Shares*                        0.64%          0.25%          0.09%      0.98%              --         0.98%
   Worldwide Growth
     Portfolio - Service
     Shares*+                       0.60%          0.25%          0.01%      0.86%              --         0.86%(3)
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small
     Cap Portfolio*                 0.75%          0.25%          0.22%      1.22%              --         1.22%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners
     Variable All Cap
     Portfolio - Class I            0.75%            --           0.07%      0.82%              --         0.82%
   Legg Mason Partners
     Variable Investors
     Portfolio - Class I            0.65%            --           0.06%      0.71%              --         0.71%

   Legg Mason Partners
     Variable Large Cap
     Growth Portfolio - Class I     0.75%             --          0.72%      1.47%              --           1.47%
   Legg Mason Partners
     Variable Small Cap
     Growth Portfolio - Class I     0.75%             --          0.22%      0.97%              --           0.97%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners
     Variable Aggressive
     Growth Portfolio - Class I     0.75%             --          0.18%      0.93%              --           0.93%(4)
   Legg Mason Partners
     Variable Equity Index
     Portfolio - Class II*          0.31%           0.25%         0.03%      0.59%              --           0.59%
   Legg Mason Partners
     Variable Growth and
     Income Portfolio - Class I     0.65%             --          0.52%      1.17%              --           1.17%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.
   Legg Mason Partners
     Variable Adjustable
     Rate Income Portfolio*++        0.55%           0.25%        0.28%      1.08%              --           1.08%(5)
   Legg Mason Partners
     Variable Social
     Awareness Stock
     Portfolio++                     0.71%             --         0.04%      0.75%              --           0.75%(6)
MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap
     Stock Portfolio - Class A      0.70%              --         0.10%      0.80%              --           0.80%(7)
   Dreman Small-Cap Value
     Portfolio - Class A            0.83%              --         3.64%      4.47%            3.37%          1.10%(7)
   Federated High Yield
     Portfolio - Class A            0.60%              --         0.21%      0.81%              --           0.81%(7)
   Harris Oakmark
     International Portfolio
     - Class A                      0.82%              --         0.13%      0.95%              --           0.95%
   Janus Capital
     Appreciation Portfolio
     - Class A                      0.65%              --         0.09%      0.74%              --           0.74%(7)
   Legg Mason Partners
     Managed Assets
     Portfolio - Class A            0.50%              --         0.09%      0.59%              --           0.59%(7)
   Lord Abbett Bond
     Debenture Portfolio -
     Class A                        0.51%              --         0.05%      0.56%              --           0.56%
   Lord Abbett Growth and
     Income Portfolio -
     Class B*                       0.50%            0.25%        0.04%      0.79%              --           0.79%(7)
   Lord Abbett Mid-Cap Value
     Portfolio - Class B*           0.68%            0.25%        0.08%      1.01%              --           1.01%
   Mercury Large-Cap Core
     Portfolio - Class A            0.78%              --         0.12%      0.90%              --           0.90%(7)
   Met/AIM Capital
     Appreciation Portfolio
     - Class A                      0.76%              --         0.05%      0.81%              --           0.81%(7)
   Met/AIM Small Cap Growth
     Portfolio - Class A            0.90%              --         0.10%      1.00%              --           1.00%(7)
   MFS(R) Value Portfolio -
     Class A                        0.73%              --         0.24%      0.97%              --           0.97%(7)
   Neuberger Berman Real
     Estate Portfolio - Class A     0.67%              --         0.03%      0.70%              --           0.70%

   Pioneer Fund Portfolio -
     Class A                        0.75%            --           0.28%      1.03%            0.03%        1.00%(7)
   Pioneer Mid-Cap Value
     Portfolio - Class A            0.75%            --           2.84%      3.59%            2.59%        1.00%(7)
   Pioneer Strategic Income
     Portfolio - Class A            0.73%            --           0.09%      0.82%              --         0.82%(7)
   Third Avenue Small Cap
     Value Portfolio - Class B*     0.75%          0.25%          0.05%      1.05%              --         1.05%
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive
     Growth Portfolio -
     Class D*                       0.73%          0.10%          0.06%      0.89%              --         0.89%
   BlackRock Bond Income
     Portfolio - Class A            0.40%            --           0.07%      0.47%              --         0.47%(8)
   BlackRock Money Market
     Portfolio - Class A            0.35%            --           0.07%      0.42%            0.01%        0.41%(9)
   FI Large Cap Portfolio -
     Class A                        0.80%            --           0.06%      0.86%              --         0.86%(10)
   FI Value Leaders
     Portfolio - Class D*           0.66%          0.10%          0.07%      0.83%              --         0.83%
   MFS(R) Total Return
     Portfolio - Class F*           0.57%          0.20%          0.16%      0.93%              --         0.93%(11)
   Oppenheimer Global Equity
     Portfolio - Class B*           0.60%          0.25%          0.33%      1.18%              --         1.18%
   T. Rowe Price Large Cap
     Growth Portfolio -                                                                                    0.97%
     Class B*+                      0.60%          0.25%          0.12%      0.97%              --          (12)
   Western Asset Management
     High Yield Bond
     Portfolio - Class A            0.48%            --           0.12%      0.60%              --         0.60%(10)
   Western Asset Management
     U.S. Government
     Portfolio - Class A            0.54%            --           0.07%      0.61%              --         0.61%
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio -
     Administrative Class           0.25%            --           0.41%      0.66%              --         0.66%(13)
   Total Return Portfolio -
     Administrative Class           0.25%            --           0.40%      0.65%              --         0.65%
PUTNAM VARIABLE TRUST
   Putnam VT Discovery
     Growth Fund - Class IB*+       0.70%          0.25%          0.47%      1.42%              --         1.42%
   Putnam VT International
     Equity Fund - Class IB*+       0.75%          0.25%          0.18%      1.18%              --         1.18%
   Putnam VT Small Cap Value
     Fund - Class IB*               0.76%          0.25%          0.08%      1.09%              --         1.09%
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Comstock Portfolio Class II*     0.56%          0.25%          0.03%      0.84%              --         0.84%
   Enterprise Portfolio
     Class II*+                     0.50%          0.25%          0.18%      0.93%              --         0.93%
VARIABLE INSURANCE PRODUCTS
   FUND
   VIP Contrafund(R)
     Portfolio - Service
     Class 2*                       0.57%          0.25%          0.09%      0.91%              --         0.91%
   VIP Dynamic Capital
     Appreciation Portfolio
     - Service Class 2*+            0.57%          0.25%          0.36%      1.18%              --         1.18%
   VIP Mid Cap Portfolio -
     Service Class 2*               0.57%          0.25%          0.12%      0.94%              --         0.94%

                                                                                                             NET TOTAL
                                                                                                               ANNUAL
                                                                                                              OPERATING
                                                                                                              EXPENSES
                                          DISTRIBUTION                          CONTRACTUAL                   INCLUDING
                                            AND/OR                  TOTAL       FEE WAIVER      NET TOTAL        NET
                                           SERVICE                 ANNUAL        AND/OR         ANNUAL      EXPENSES OF
                               MANAGEMENT  (12b-1)      OTHER    OPERATING       EXPENSE       OPERATING    UNDERLYING
     UNDERLYING FUND:            FEE         FEES      EXPENSES    EXPENSES    REIMBURSEMENT   EXPENSES**    PORTFOLIOS
-----------------------------  --------   -----------  --------   ---------    -------------   ----------    -----------
METROPOLITAN SERIES FUND,
 INC.
MetLife Conservative
 Allocation Portfolio --
 Class B*....................    0.10%        0.25%     0.95%        1.30%           0.95%         0.35%     0.98%(14)(15)
MetLife Conservative to
 Moderate Allocation
 Portfolio -- Class B*.......    0.10%        0.25%     0.31%        0.66%           0.31%         0.35%     1.00%(14)(15)
MetLife Moderate Allocation
 Portfolio -- Class B*.......    0.10%        0.25%     0.19%        0.54%           0.19%         0.35%     1.04%(14)(15)
MetLife Moderate to
 Aggressive Allocation
 Portfolio -- Class B*.......    0.10%        0.25%     0.24%        0.59%           0.24%         0.35%     1.06%(14)(15)
MetLife Aggressive
 Allocation Portfolio --
 Class B*....................    0.10%        0.25%     1.66%        2.01%           1.66%         0.35%     1.07%(14)(15)


----------


* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).



** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.



+     Closed to new investors.



++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.



NOTES



(1) As a result of a reorganization of another fund into the Fund, which will occur on or about May 1, 2006, the Fund's Total Annual Operating Expenses have been restated to reflect such reorganization. Effective upon the closing of the Reorganization, the advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses of Series I to 0.91% of average daily net assets including (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The expense limitation agreement is in effect through April 30, 2007.



(2) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC).



(3) Effective February 1, 2006, the Portfolio's investment advisory fee rate changed from a fixed rate to a rate that adjusts upward or downward based upon the Portfolio's performance relative to its benchmark index. This change will not impact the investment advisory fee shown until one year after the effective date when the performance adjustment takes effect. Details discussing the change are included in the Portfolio's Statement of Additional Information.



(4) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on December 1, 2005.




(5) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on November 1, 2005.



(6) Prior to December 1, 2005, the fund had an investment advisory fee of 0.65% and a separate administration fee of 0.06%. The Management Fee in the table has been restated to reflect a new fee schedule that became effective on December 1, 2005.



(7) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentages: 1.10% for the Dreman Small-Cap Value Portfolio, 1.05% for the Met/AIM Small Cap Growth Portfolio, 1.00% for the Pioneer Fund Portfolio and 1.00% for the Pioneer Mid-Cap Value Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits. Certain amounts were recouped by the investment manager during 2005. The amounts repaid are reflected in Other Expenses and equal 0.04% for the Met/AIM Small Cap Growth Portfolio. Fees and expenses for the following Portfolios are estimated for the year ending December 31, 2006: Batterymarch Mid-Cap Stock Portfolio, Dreman Small-Cap Value Portfolio, Federated High Yield Portfolio, Janus Capital Appreciation Portfolio, Legg Mason Partners Variable Managed Assets Portfolio, Mercury Large-Cap Core Portfolio, Met/AIM Capital Appreciation Portfolio, MFS(R) Value Portfolio, Pioneer Fund Portfolio, Pioneer Mid-Cap Value Portfolion and Pioneer Strategic Income Portfolio. For Lord Abbett Growth and Income Portfolio, the Management Fee in the table has been restated to reflect a new fee schedule that became effective on January 1, 2006.

(8) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses)payable by the Portfolio, in the following amount: 0.025% on assets in excess of $1 billion and less than $2 billion.



(9) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.005% on the first $500 million of assets and .015% on the next $500 million of assets.



(10) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.



(11) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on May 1, 2006.



(12) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.015% on the first $50 million of assets.



(13) Ratio of expenses to average net assets excluding interest expense is 0.65%.



(14) Our affiliate, MetLife Advisers, LLC (the "adviser"), has contractually agreed, for the period May 1, 2006 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) to 0.35%. This subsidy is subject to the Portfolio's obligation to repay the adviser in future years, if any, when the Portfolio's expenses for any Class fall below the expense limit for that Class which was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.



(15) These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Because these portfolios invest in other underlying portfolios, each of these portfolios also will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the investment management fee. The total expenses of the underlying portfolios (after any applicable expense limitations) as of December 31, 2005 are: 0.63% for the MetLife Conservative Allocation Portfolio; 0.65% for the MetLife Conservative to Moderate Allocation Portfolio; 0.69% for the MetLife Moderate Allocation Portfolio; 0.71% for the MetLife Moderate to Aggressive Allocation Portfolio; and 0.72% for the MetLife Aggressive Allocation Portfolio. The total annual operating expenses of the portfolios (before any applicable expense limitations), including the total operating expenses of the underlying portfolios (before any applicable fee waivers and reimbursements) as of December 31, 2005 are: 1.93% for the MetLife Conservative Allocation Portfolio, 1.31% for the MetLife Conservative to Moderate Allocation Portfolio; 1.23% for the MetLife Moderate Allocation Portfolio, 1.30% for the MetLife Moderate to Aggressive Allocation Portfolio, and 2.73% for the MetLife Aggressive Allocation Portfolio. Investors may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the Portfolio. An investor who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.



EXAMPLE



This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.



The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.



The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses.



EXAMPLE --This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and a Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge of 1.00% applies in all Contract Years).

                                         IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                    OF PERIOD SHOWN               ANNUITIZED AT THE END OF PERIOD SHOWN
                                         -------------------------------------   --------------------------------------
                                                                         10
FUNDING OPTION                           1 YEAR   3 YEARS    5 YEARS    YEARS    1 YEAR   3 YEARS    5 YEARS    10 YEARS
---------------------------------------  ------   -------    -------    -----    ------   -------    -------    --------
Underlying Fund with Minimum Total
Annual Operating Expenses..............    1225     2195       3034      4712      463      1395       2334       4712
Underlying Fund with Maximum Total
Annual Operating Expenses..............    1089     1799       2395      3543      327       999       1695       3543

                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT


Portfolio Architect XTRA Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.


The Contract is not available to new purchasers. However, you may continue to make additional Purchase Payments or transfer Contract Value among the Variable Funding Options.


The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.


                                                        MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
   DEATH BENEFIT/OPTIONAL FEATURE                              ANNUITANT ON THE CONTRACT/RIDER DATE
---------------------------------------                 -----------------------------------------------
Standard Death Benefit                                                     Age 80
Enhanced Death Benefit                                                     Age 75
Enhanced Stepped-Up Provision  (E.S.P.)                                    Age 75


Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES


Any questions you have about your Contract should be directed to our Home Office at 1-866-547-3793.


PURCHASE PAYMENTS


Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional Purchase Payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent. We may restrict Purchae Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract.


We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

PURCHASE PAYMENT CREDITS

For each Purchase Payment you make, we will add a credit to your Contract Value. For the initial Purchase Payment, and for any additional Purchase Payments made during the first Contract Year, we will determine the amount of the credit based on the greater age of the Contract Owner or the Annuitant at the time the Contract is issued. If the greater attained age is 69 or less, the credit is 5%. If the greater attained age is 70 through age 80, the credit is 4%. For additional Purchase Payments made subsequent to the first Contract Year, the amount of the credit will be determined by the greater attained age of the Contract Owner or the Annuitant at the time of such Purchase Payment. For those additional Purchase Payments, if the greater attained age is 69 or less, the credit is 5% and if the greater attained age is 70 through age 80, the credit is 4%.

We will apply the Purchase Payment Credit to the Variable Funding Options in the same ratio as the applicable Purchase Payment.

We will deduct the Purchase Payment Credit from any refunds made if:

      (a) you return your Contract during the right to return period (we will include any gains on the credit in the refund)

      (b) you (or the Annuitant, with no Contingent Annuitant surviving) die during the first 12 months after the Contract Date or

      (c) you surrender or terminate your Contract within 12 months after the Contract Date

When we determine the amount of Purchase Payment Credits to deduct from any refund amount or death benefit under (b) or (c), we will not include a credit's investment gains or losses.

You should know that over time and under certain circumstances (such as a period of poor market performance) the costs associated with the Purchase Payment Credits may exceed the sum of the Purchase Payment Credits and related earnings. You should consider this possibility before purchasing the Contract.

Purchase Payment Credits may not be included in your GMWB Remaining Benefit Base. Please refer to the description of the GMWB benefit for more information.

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS


You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.



We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.



In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.



We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.



Administrative, Marketing and Support Service Fees. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of an Underlying Fund, or its affiliates, may compensate the Company and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.



The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table--Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--Distribution of Variable Annuity Contracts.") The payments are deducted from assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Fund's investment return.



The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or subadvised by Legg Mason affiliates.



We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (see "Other Information -- Distribution of Variable Annuity Contracts").



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying fund prospectus by calling 1-866-547-3793 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:


FUNDING                                                  INVESTMENT                               INVESTMENT
OPTION                                                   OBJECTIVE                            ADVISER/SUBADVISER
-------------------------------------     --------------------------------------      -----------------------------------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Core Equity Fund - Series     Seeks to provide growth of capital.         A I M Advisors, Inc.
     I+*
American Funds Insurance Series
   American Funds Global Growth Fund      Seeks capital appreciation through          Capital Research and Management
     - Class 2                            stocks.                                     Company
   American Funds Growth Fund - Class     Seeks capital appreciation through          Capital Research and Management
     2                                    stocks.                                     Company
   American Funds Growth-Income Fund      Seeks both capital appreciation and         Capital Research and Management
     - Class 2                            income.                                     Company
CREDIT SUISSE TRUST
   Credit Suisse Trust Emerging           Seeks long-term growth of capital.          Credit Suisse Asset Management, LLC
     Markets Portfolio+                                                               Subadviser: Credit Suisse Asset
                                                                                      Management Limited (U.K.),
                                                                                      (Australia)
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment Fund -     Seeks long-term capital growth              The Dreyfus Corporation
     Appreciation Portfolio - Initial     consistent with the preservation of         Subadviser: Fayez Sarofim & Co.
     Shares                               capital, with growth of current income
                                          is a secondary objective.
   Dreyfus Variable Investment Fund -     Seeks capital growth.                       The Dreyfus Corporation
     Developing Leaders Portfolio -
     Initial Shares
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Templeton Developing Markets           Seeks long-term capital appreciation.       Templeton Asset Management Ltd.
     Securities Fund - Class 2
   Templeton Foreign Securities Fund      Seeks long-term capital growth.             Templeton Investment Counsel, LLC
     - Class 2                                                                        Subadviser: Franklin Templeton
                                                                                      Investment Management Limited
JANUS ASPEN SERIES
   Global Life Sciences Portfolio -       Seeks long-term growth of capital.          Janus Capital Management LLC
     Service Shares+
   Global Technology Portfolio -          Seeks long-term capital growth.             Janus Capital Management LLC
     Service Shares
   Worldwide Growth Portfolio -           Seeks long-term growth of capital in a      Janus Capital Management LLC
     Service Shares+                      manner consistent with the preservation
                                          of capital.
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap            Seeks long-term capital appreciation.       Lazard Asset Management LLC
     Portfolio
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners Variable All       Seeks capital appreciation through          Salomon Brothers Asset Management
     Cap Portfolio - Class I              investments.                                Inc
   Legg Mason Partners Variable           Seeks long-term growth of capital, with     Salomon Brothers Asset Management
     Investors Portfolio - Class I        growth of current income as a secondary     Inc
                                          objective.
   Legg Mason Partners Variable Large     Seeks long-term growth of capital.          Salomon Brothers Asset Management
     Cap Growth Portfolio - Class I                                                   Inc
   Legg Mason Partners Variable Small     Seeks long-term growth of capital.          Salomon Brothers Asset Management
     Cap Growth Portfolio - Class I                                                   Inc
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II

   Legg Mason Partners Variable           Seeks capital appreciation.                 Salomon Brothers Asset Management
     Aggressive Growth Portfolio -                                                    Inc
     Class I
   Legg Mason Partners Variable           Seeks investment results that before        TIMCO Asset Management Inc
     Equity Index Portfolio - Class II    expenses, correspond to the price and
                                          yield performance of the S&P 500 Index.
   Legg Mason Partners Variable           Seeks income and long-term capital          Salomon Brothers Asset Management
     Growth and Income Portfolio -        growth.                                     Inc
     Class I
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.
   Legg Mason Partners Variable           Seeks to provide high current income        Smith Barney Fund Management LLC
     Adjustable Rate Income Portfolio     and to limit the degree of fluctuation
                                          of its net asset value resulting from
                                          movements in interest rates.
   Legg Mason Partners Variable           Seeks long-term capital appreciation        Smith Barney Fund Management LLC
     Social Awareness Stock Portfolio     and retention of net investment income.
MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap Stock             Seeks growth of capital.                    Met Investors Advisory, LLC
     Portfolio - Class A                                                              Subadviser: Batterymarch Financial
                                                                                      Management, Inc.
   Dreman Small-Cap Value Portfolio -     Seeks capital appreciation.                 Met Investors Advisory, LLC
     Class A                                                                          Subadviser: Dreman Value
                                                                                      Management L.L.C.
   Federated High Yield Portfolio -       Seeks high current income.                  Met Investors Advisory, LLC
     Class A                                                                          Subadviser: Federated Investment
                                                                                      Management Company
   Harris Oakmark International           Seeks long-term capital appreciation.       Met Investors Advisory, LLC
     Portfolio - Class A                                                              Subadviser: Harris Associates L.P.
   Janus Capital Appreciation             Seeks capital appreciation.                 Met Investors Advisory, LLC
     Portfolio - Class A                                                              Subadviser: Janus Capital
                                                                                      Management LLC
   Legg Mason Partners Managed Assets     Seeks high total return.                    Met Investors Advisory, LLC
     Portfolio - Class A                                                              Subadviser: Legg Mason Capital
                                                                                      Management, Inc.
   Lord Abbett Bond Debenture             Seeks high current income and the           Met Investors Advisory, LLC
     Portfolio - Class A                  opportunity for capital appreciation to     Subadviser: Lord, Abbett & Co. LLC
                                          produce a high total return.
   Lord Abbett Growth and Income          Seeks growth of capital and current         Met Investors Advisory, LLC
     Portfolio - Class B                  income without excessive fluctuations       Subadviser: Lord, Abbett & Co. LLC
                                          in the market value.
   Lord Abbett Mid-Cap Value              Seeks capital appreciation through          Met Investors Advisory, LLC
     Portfolio - Class B                  investments, primarily in equity            Subadviser: Lord, Abbett & Co. LLC
                                          securities which are believed to be
                                          undervalued in the marketplace.
   Mercury Large-Cap Core Portfolio -     Seeks long-term capital growth.             Met Investors Advisory LLC
     Class A                                                                          Subadviser: Merrill Lynch
                                                                                      Investment Managers, L.P.
   Met/AIM Capital Appreciation           Seeks capital appreciation.                 Met Investors Advisory, LLC
     Portfolio - Class A                                                              Subadviser:  AIM Capital
                                                                                      Management, Inc.
   Met/AIM Small Cap Growth Portfolio     Seeks long-term growth of capital.          Met Investors Advisory, LLC
     - Class A                                                                        Subadviser:  AIM Capital
                                                                                      Management, Inc.
   MFS(R) Value Portfolio - Class A       Seeks capital appreciation and              Met Investors Advisory, LLC
                                          reasonable income.                          Subadviser: Massachusetts
                                                                                      Financial Services Company
   Neuberger Berman Real Estate           Seeks to provide total return through       Met Investors Advisory, LLC
     Portfolio - Class A                  investment in real estate securities,       Subadviser: Neuberger Berman
                                          emphasizing both capital appreciation       Management, Inc.
                                          and current income.

   Pioneer Fund Portfolio - Class A       Seeks reasonable income and capital         Met Investors Advisory, LLC
                                          growth.                                     Subadviser: Pioneer Investment
                                                                                      Management, Inc.
   Pioneer Mid-Cap Value Portfolio -      Seeks capital appreciation.                 Met Investors Advisory, LLC
     Class A                                                                          Subadviser: Pioneer Investment
                                                                                      Management, Inc.
   Pioneer Strategic Income Portfolio     Seeks a high level of current income.       Met Investors Advisory, LLC
     - Class A                                                                        Subadviser: Pioneer Investment
                                                                                      Management, Inc.
   Third Avenue Small Cap Value           Seeks long-term capital appreciation.       Met Investors Advisory, LLC
     Portfolio - Class B                                                              Subadviser: Third Avenue
                                                                                      Management LLC
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth            Seeks maximum capital appreciation.         MetLife Advisers, LLC
     Portfolio - Class D                                                              Subadviser: BlackRock Advisors,
                                                                                      Inc.
   BlackRock Bond Income Portfolio -      Seeks competitive total return              MetLife Advisers, LLC
     Class A                              primarily from investing in                 Subadviser: BlackRock Advisors,
                                          fixed-income securities.                    Inc.
   BlackRock Money Market Portfolio -     Seeks a high level of current income        MetLife Advisers, LLC
     Class A                              consistent with preservation of capital.    Subadviser: BlackRock Advisors,
                                                                                      Inc.
   FI Large Cap Portfolio - Class A       Seeks long-term growth of capital.          MetLife Advisers, LLC
                                                                                      Subadviser: Fidelity Management &
                                                                                      Research Company
   FI Value Leaders Portfolio - Class     Seeks long-term growth of capital.          MetLife Advisers, LLC
     D                                                                                Subadviser: Fidelity Management &
                                                                                      Research Company
   MetLife Aggressive Allocation          Seeks growth of capital.                    MetLife Advisers, LLC
     Portfolio - Class B
   MetLife Conservative Allocation        Seeks a high level of current income,       MetLife Advisers, LLC
     Portfolio - Class B                  with growth of capital as a secondary
                                          objective.
   MetLife Conservative to Moderate       Seeks high total return in the form of      MetLife Advisers, LLC
     Allocation Portfolio - Class B       income and growth of capital, with a
                                          greater emphasis on income.
   MetLife Moderate Allocation            Seeks a balance between a high level of     MetLife Advisers, LLC
     Portfolio - Class B                  current income and growth of capital,
                                          with a greater emphasis on growth of
                                          capital.
   MetLife Moderate to Aggressive         Seeks growth of capital.                    MetLife Advisers, LLC
     Allocation Portfolio - Class B
   MFS(R) Total Return Portfolio - Class  Seeks a favorable total return through      MetLife Advisers, LLC
     F                                    investment in a diversified portfolio.      Subadviser: Massachusetts
                                                                                      Financial Services Company
   Oppenheimer Global Equity              Seeks capital appreciation.                 MetLife Advisers, LLC
     Portfolio - Class B                                                              Subadviser: OppenheimerFunds, Inc.
   T. Rowe Price Large Cap Growth         Seeks long-term growth of capital and,      MetLife Advisers, LLC
     Portfolio - Class B+*                secondarily, dividend income.               Subadviser: T. Rowe Price
                                                                                      Associates Inc.
   Western Asset Management High          Seeks high current income.                  MetLife Advisers, LLC
     Yield Bond Portfolio - Class A                                                   Subadviser: Western Asset
                                                                                      Management Company
   Western Asset Management U.S.          Seeks to maximize total return              MetLife Advisers, LLC
     Government Portfolio - Class A       consistent with preservation of capital     Subadviser: Western Asset
                                          and maintenance of liquidity.               Management Company
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio -                Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                 with preservation of  capital and           Company LLC
                                          prudent investment management.
   Total Return Portfolio -               Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                 with preservation of capital and            Company LLC
                                          prudent investment management.
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth Fund -      Seeks long-term growth of capital.          Putnam Investment Management, LLC
     Class IB+
   Putnam VT International Equity         Seeks capital appreciation.                 Putnam Investment Management, LLC
     Fund - Class IB+

   Putnam VT Small Cap Value Fund -       Seeks capital appreciation.                 Putnam Investment Management, LLC
     Class IB
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio-Class II            Seeks capital growth and income through     Van Kampen Asset Management
                                          investments in equity securities,
                                          including common stocks, preferred
                                          stocks and securities convertible into
                                          common and preferred stocks.

   Enterprise Portfolio-Class II+         Seeks capital appreciation through          Van Kampen Asset Management
                                          investments in securities believed by
                                          the portfolio's investment adviser to
                                          have above-average potential for
                                          capital appreciation.
VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio -          Seeks long-term capital appreciation.       Fidelity Management & Research
     Service Class 2                                                                  Company
   VIP Dynamic Capital Appreciation       Seeks capital appreciation.                 Fidelity Management & Research
     Portfolio - Service Class 2+                                                     Company
   VIP Mid Cap Portfolio - Service        Seeks long-term growth of capital.          Fidelity Management & Research
     Class 2                                                                          Company


----------


+     Closed to new investors.



* This closed Variable Funding Option has been subject to a merger, substitution or name change. Please see the tables below for more information.



UNDERLYING FUND NAME CHANGES



                         FORMER NAME                                                        NEW NAME
---------------------------------------------------                -----------------------------------------------------------
GREENWICH STREET SERIES FUND                                       LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
   Equity Index Portfolio                                             Legg Mason Partners Variable Equity Index Portfolio
   Salomon Brothers Variable Growth & Income Fund                     Legg Mason Partners Variable  Growth and Income
                                                                        Portfolio
   Salomon Brothers Variable Aggressive Growth Fund                   Legg Mason Partners Variable Aggressive Growth Portfolio
SALOMON BROTHERS VARIABLE SERIES FUND INC                          LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
   All Cap Fund                                                       Legg Mason Partners Variable All Cap Portfolio
   Investors Fund                                                     Legg Mason Partners Variable Investors Portfolio
   Large Cap Growth Fund                                              Legg Mason Partners Variable Large Cap Growth Portfolio
   Small Cap Growth Fund                                              Legg Mason Partners Variable Small Cap Growth Portfolio
TRAVELERS SERIES FUND INC.                                         LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
   SB Adjustable Rate Income Portfolio                                Legg Mason Partners Variable Adjustable Rate Income
                                                                        Portfolio
   Social Awareness Stock Portfolio                                   Legg Mason Partners Variable Social Awareness Stock
                                                                        Portfolio

UNDERLYING FUND MERGERS/REORGANIZATIONS



The former Underlying Funds were merged with and into the new Underlying Funds.



                    FORMER UNDERLYING FUND                                             NEW UNDERLYING FUND
-------------------------------------------------------------      ---------------------------------------------------------
                                                                   MET INVESTORS SERIES TRUST
CAPITAL APPRECIATION FUND                                             Janus Capital Appreciation Portfolio
                                                                   METROPOLITAN SERIES FUND, INC.
HIGH YIELD BOND TRUST                                                 Western Asset Management High Yield Bond Portfolio
                                                                     MET INVESTORS SERIES TRUST
MANAGED ASSETS TRUST                                                  Legg Mason Partners Managed Assets Portfolio
                                                                   METROPOLITAN SERIES FUND, INC.
MONEY MARKET PORTFOLIO                                                Blackrock Money Market Portfolio
AIM VARIABLE INSURANCE FUNDS                                       AIM VARIABLE INSURANCE FUNDS
   AIM VI Premier Equity Fund                                         AIM VI Core Equity Fund
TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST
   AIM Capital Appreciation Portfolio                                 MET/AIM Capital Appreciation Portfolio
TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST
   Convertible Securities Portfolio                                   Lord Abbett Bond Debenture Portfolio
TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST
   Disciplined Mid Cap Stock Portfolio                                Batterymarch Mid-Cap Stock Portfolio
TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   Equity Income Portfolio                                            FI Value Leaders Portfolio
TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST
   Federated High Yield Portfolio                                     Federated High Yield Portfolio
TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST
   Federated Stock Portfolio                                          Lord Abbett Growth and Income Portfolio
TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   Large Cap Portfolio                                                FI Large Cap Portfolio
TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   Managed Allocation Series: Conservative Portfolio                  MetLife Conservative Allocation Portfolio
TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   Managed Allocation Series: Moderate - Conservative                 MetLife Conservative to Moderate Allocation Portfolio
     Portfolio
TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   Managed Allocation Series: Moderate Portfolio                      MetLife Moderate Allocation Portfolio
TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   Managed Allocation Series: Moderate - Aggressive Portfolio         MetLife Moderate to Aggressive Allocation Portfolio
TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   Managed Allocation Series: Aggressive Portfolio                    MetLife Aggressive Allocation Portfolio
TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST
   Mercury Large Cap Core Portfolio                                   Mercury Large-Cap Core Portfolio
TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   MFS(R) Mid Cap Growth Portfolio                                    BlackRock Aggressive Growth Portfolio
TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   MFS(R) Total Return Portfolio                                      MFS(R) Total Return Portfolio
TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST
   MFS(R) Value Portfolio                                             MFS(R) Value Portfolio
TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST
   Mondrian International Stock Portfolio                             Harris Oakmark International Portfolio
TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST
   Pioneer Fund Portfolio                                             Pioneer Fund Portfolio
TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST
   Pioneer Mid-Cap Value Portfolio                                    Pioneer Mid-Cap Value Portfolio
TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST
   Pioneer Strategic Income Portfolio                                 Pioneer Strategic Income Portfolio
TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   Strategic Equity Portfolio                                         FI Large Cap Portfolio
TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST
   Style Focus Series: Small Cap Growth Portfolio                     MET/AIM Small Cap Growth Portfolio
TRAVELERS SERIES TRUST                                             MET INVESTORS SERIES TRUST

   Style Focus Series: Small Cap Value Portfolio                      Dreman Small-Cap Value Portfolio
TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   Travelers Quality Bond Portfolio                                   BlackRock Bond Income Portfolio
TRAVELERS SERIES TRUST                                             METROPOLITAN SERIES FUND, INC.
   U.S. Government Securities Portfolio                               Western Asset Management U.S. Government Portfolio



UNDERLYING FUND SUBSTITUTIONS



The following new Underlying Funds were substituted for the former Underlying Funds.



                    FORMER UNDERLYING FUND                                             NEW UNDERLYING FUND
-------------------------------------------------------------      --------------------------------------------------------
ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND                   METROPOLITAN SERIES FUND, INC.
   AllianceBernstein Large Cap Growth Portfolio                       T. Rowe Price Large Cap Growth
DELAWARE VIP TRUST                                                 MET INVESTORS SERIES TRUST
   Delaware VIP REIT Series                                           Neuberger Berman Real Estate Portfolio
FAM VARIABLE SERIES FUND, INC.                                     METROPOLITAN SERIES FUND, INC.
   Mercury Global Allocation Portfolio                                Oppenheimer Global Equity Portfolio
FAM VARIABLE SERIES FUND, INC.                                     MET INVESTORS SERIES TRUST
   Mercury Value Opportunities V.I. Fund                              Third Avenue Small Cap Value Portfolio
FRANKLIN TEMPLETON VIP TRUST                                       MET INVESTORS SERIES TRUST
   Mutual Shares Securities Fund                                      Lord Abbett Growth and Income Portfolio
FRANKLIN TEMPLETON VIP TRUST                                       METROPOLITAN SERIES FUND, INC.
   Templeton Growth Securities Fund                                   Oppenheimer Global Equity Portfolio
JANUS ASPEN SERIES                                                 METROPOLITAN SERIES FUND, INC.
   Janus Aspen Balanced Portfolio                                     MSF Total Return Portfolio
LORD ABBETT SERIES FUND, INC.                                      MET INVESTORS SERIES TRUST
   Lord Abbett Mid-Cap Value Portfolio                                 Lord Abbett Mid-Cap Value Portfolio
LORD ABBETT SERIES FUND, INC.                                        MET INVESTORS SERIES TRUST
   Lord Abbett Growth and Income Portfolio                            Lord Abbett Growth and Income Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS                                   MET INVESTORS SERIES TRUST
   Oppenheimer Main Street Fund/VA                                    Lord Abbett Growth and Income Portfolio

                                  FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      - administration of the annuity options available under the Contracts and

      -     the distribution of various reports to Contract Owners

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

      - sales and marketing expenses including commission payments to your registered representative and

      -     other costs of doing business

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      - that the amount of the death benefit will be greater than the Contract Value and

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.


The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any associated Purchase Payment Credits are withdrawn before they have been in the Contract for nine years. We will assess the charge as a percentage of the Purchase Payment and any associated Purchase Payment Credits withdrawn as follows:

        YEARS SINCE PURCHASE          WITHDRAWAL
            PAYMENT MADE               CHARGE
------------------------------------  ----------
GREATER THAN OR EQUAL
         TO            BUT LESS THAN
 0 years                 4 years               8%
 4 years                 5 years               7%
 5 years                 6 years               6%
 6 years                 7 years               5%
 7 years                 8 years               3%
 8 years                 9 years               1%
9+ years                                       0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a) any Purchase Payment and any associated Purchase Payment Credits to which no withdrawal charge applies, then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment and any associated Purchase Payment Credits to which a withdrawal charge applies (on a first-in, first-out basis), then

      (d)   any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments and associated credits are distributed:

      - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

      -     under the Managed Distribution Program, or

      - under the Nursing Home Confinement provision (as described in Appendix D).

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. The free withdrawal provision applies to partial withdrawals only. We reserve the right to not permit the provision on a full surrender.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $40 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase.

We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

      (1)   from the distribution of death proceeds;

      (2)   after an annuity payout has begun; or

      (3) if the Contract Value on the date of assessment equals or is greater than $100,000.

We deduct the administrative expense charge (sometimes called "subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE


Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is equal to 1.25% annually. If you choose the Enhanced Death Benefit, the M&E charge is equal to 1.45% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.


VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

             YEARS SINCE INITIAL               WITHDRAWAL
              PURCHASE PAYMENT                  CHARGE
---------------------------------------------  ----------
GREATER THAN OR EQUAL TO        BUT LESS THAN
0 years                             4 years             8%
4 years                             5 years             7%
5 years                             6 years             6%
6 years                             7 years             5%
7 years                             8 years             3%
8 years                             9 years             1%
9+ years                                                0%

Please refer to Payment Options for a description of this benefit.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each Variable Funding Option. The E.S.P. option is available if the owner and Annuitant are both 75 or younger on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


Market Timing/Excessive Trading



Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., the American Funds Global Growth Fund, Credit Suisse Trust Emerging Markets Portfolio, Dreyfus Variable Investment Fund - Developing Leaders Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Janus Aspen Series - Global Technology Portfolio, Janus Aspen Series - Worldwide Growth Portfolio, Lazard Retirement Small Cap Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Dreman Small-Cap Value Portfolio, Federated High Yield Portfolio, Harris Oakmark International Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, Pioneer Strategic Income Portfolio, Third Avenue Small Cap Value Portfolio, Oppenheimer Global Equity Portfolio, Western Asset Management High Yield Bond Portfolio, Putnam VT International Equity Fund and Putnam VT Small Cap Value Fund--the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.



We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:



      - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or



      - reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this Prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Underlying

Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.



DOLLAR COST AVERAGING


Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA program.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.


If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.

AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.

NAME OF RIDER:             GMWB I                         GMWB II                      GMWB III
--------------  ---------------------------      ------------------------       ----------------------
ALSO CALLED:             Principal                       Principal                     Principal
                         Guarantee                       Guarantee                  Guarantee Value

AVAILABILITY:    Not available for purchase on    Available on or after March   Available on or after March
                or after March 21, 2005, unless  21, 2005 if approved in your  21, 2005 if approved in your
                GMWB II is not approved in your              state                         state
                             state

You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have a loan outstanding, and you may not take out a loan once you elect a GMWB rider.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. Your initial RBB does not include Purchase Payment Credits. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                                    GMWB I      GMWB II    GMWB III
                                                                  ----------  ----------  ---------
If you make your first withdrawal BEFORE the 3rd anniversary       5% of RBB   5% of RBB  5% of RBB
after you purchase GMWB:........................................
If you make your first withdrawal AFTER the 3rd anniversary
after you purchase GMWB:........................................  10% of RBB  10% of RBB  5% of RBB

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment, not including any Purchase Payment Credits. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

      - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

      - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

                            ASSUMES 15% GAIN ON INVESTMENT                ASSUMES 15% LOSS ON INVESTMENT
                   ---------------------------------------------  --------------------------------------------------
                   CONTRACT                                        CONTRACT
                     VALUE         RBB                AWB (5%)      VALUE             RBB               AWB (5%)
                   -------- ------------------ -----------------  ----------  -----------------  -------------------
VALUES AS OF
INITIAL GMWB
PURCHASE           $106,000 $          100,000 $           5,000  $  106,000  $         100,000  $             5,000
IMMEDIATELY PRIOR
TO WITHDRAWAL      $121,900 $          100,000 $           5,000  $   90,100  $         100,000  $             5,000
PARTIAL WITHDRAWAL      N/A     (100,000        (5,000 X (1-             N/A     (100,000             (5,000 X
REDUCTION                   X 10,000/121,900)=  90,000/100,000)=              X 10,000/90,100)=  (1-88,901/100,000)=
                                  8,203               500                     $          11,099  $               555
GREATER OF PWR OR           $           10,000                                $          11,099
THE DOLLAR AMOUNT
OF THE WITHDRAWAL               (10,000>8,203)                                  (11,099>10,000)
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)         $ 10,000 $           10,000 $             500  $   10,000  $          11,099  $               555
VALUE IMMEDIATELY
AFTER WITHDRAWAL   $111,900 $           90,000 $           4,500  $   80,100  $          88,901  $             4,445

WITHDRAWAL EXAMPLE FOR GMWB I

                              ASSUMES 15% GAIN ON INVESTMENT                      ASSUMES 15% LOSS ON INVESTMENT
                   ------------------------------------------------ ------------------------------------------------
                   CONTRACT                                         CONTRACT
                     VALUE          RBB                AWB (5%)      VALUE              RBB               AWB (5%)
                   -------- -------------------- ------------------ --------  --------------------  ----------------
VALUES AS OF
INITIAL GMWB
PURCHASE           $106,000 $            100,000 $            5,000 $106,000  $            100,000  $          5,000
IMMEDIATELY PRIOR
TO WITHDRAWAL      $121,900 $            100,000 $            5,000 $ 90,100  $            100,000  $          5,000
IMMEDIATELY AFTER
WITHDRAWAL         $111,900               91,797 $            4,590 $ 80,100  $             88,901  $          4,445
                            [100,000 -- (100,000 [5,000 -- (5,000 X           [100,000 -- (100,000       [5,000 X
                             X 10,000/121,900)]  91,797/100,000)]             X 10,000/90,100)]     (88,901/100,000)]
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)         $ 10,000 $              8,203 $              410 $ 10,000  $             11,099  $            555

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

      - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

      -     a qualified retirement plan (Code Section 401),

      -     a tax-sheltered annuity (Code Section 403(b)),

      -     an individual retirement account (Code Sections 408(a)),

      -     an individual retirement annuity (Code Section 408(b)), or

      -     a qualified deferred compensation plan (Code Section 457).

            Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

      - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

      - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

      - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 -9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).


You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:



      - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

            You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

      - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value, minus any Purchase Payment Credits received 12 months before the date you reset. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)


We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do, so we will provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.


If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable

Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. The charge will never exceed 1.00%.


                                                           GMWB I   GMWB II   GMWB III
                                                           ------   -------   --------
Current Annual Charge....................................    0.40%     0.50%      0.25%
Maximum Annual Charge After a Reset......................    1.00%     1.00%       N/A

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

      - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

      - The total annual payment amount will equal the AWB and will never exceed your RBB, and

      - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

                                         GMWB I                        GMWB II                      GMWB III
                           ------------------------------   -----------------------------   ----------------------------
AWB                         5% of RBB if first withdrawal   5% of RBB if first withdrawal            5% of RBB
                               before 3rd anniversary           before 3rd anniversary
                           10% of RBB if first withdrawal        10% of RBB if first
                                after 3rd anniversary            withdrawal after 3rd
                                                                     anniversary

ANNUAL CHARGE                           0.40%                           0.50%                          0.25%
RESET                                    Yes                             Yes                             No
CAN I CANCEL MY GMWB?                    No                       Yes, after the 5th             Yes, after the 5th
                                                             anniversary of GMWB purchase   anniversary of GMWB purchase
INVESTMENT RESTRICTIONS                  No                              Yes                            Yes
WAIVER OF RECALCULATION
OF AWB FOR DISTRIBUTIONS
FROM TAX-QUALIFIED PLANS                 No                              Yes                            Yes

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 591/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

      -     the death benefit will not be payable upon the Annuitant's death

      -     the Contingent Annuitant becomes the Annuitant

      -     all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. At purchase, you elect either the Standard Death Benefit, or the Enhanced Death Benefit (also referred to as the "Annual Step-Up"). We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal contract continuation or beneficiary contract continuation ("Death Report Date").

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "Owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT: We will pay the beneficiary an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax not previously deducted:

      (1) your Contract Value, less any Purchase Payment Credits we applied within 12 months of the death or

      (2) the total Purchase Payments you made under the Contract less the total of any prior withdrawals

ENHANCED DEATH BENEFIT: We will pay the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax not previously deducted:

      (1) your Contract Value, less any Purchase Payment Credits we applied within 12 months of the death

      (2) the total Purchase Payments you made under the Contract less the total of any prior withdrawals or

      (3)   the "step-up value" as described below

STEP-UP VALUE. The step-up value will initially equal the first Purchase Payment. When you make an additional Purchase Payment, we will increase the step-up value by the amount of that Purchase Payment. When you make a withdrawal, we will reduce the step-up value by a partial surrender reduction as described below. On each Contract anniversary before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value less any Purchase Payment Credits applied within the last 12 months is greater than the step-up value, we will reset the step-up value to equal that greater amount. We will not reduce the step-up value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes we will make to the step-up value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we will reduce the step-up value by a partial surrender reduction which equals (1) the step-up value before the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal, less any Purchase Payment Credits applied within 12 months of the surrender.

For example, assume your current Contract Value is $55,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:


            50,000 x (10,000/55,000) = $9,090


Your new step-up value would be $50,000 -- $9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:


            50,000 x (10,000/30,000) = $16,666


Your new step-up value would be $50,000 -- $16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment (s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

      50,000 x (10,000/55,000) = $9,090

Your new modified Purchase Payment would be $50,000 -- $9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:


            50,000 x (10,000/30,000) = 16,666


Your new modified Purchase Payment would be $50,000 -- $16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

                                                                                                              MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                  PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:        UNLESS. . .                                APPLY*
-----------------------------          ----------------------        --------------------------------        ------------
OWNER (WHO IS NOT THE                  The beneficiary(ies),         Unless the beneficiary elects to         Yes
ANNUITANT) (WITH NO JOINT              or if none, to the            continue the Contract rather
OWNER)                                 Contract Owner's              than receive the distribution.
                                       estate.

OWNER (WHO IS THE                      The beneficiary(ies),         Unless the beneficiary elects to          Yes
ANNUITANT) (WITH NO JOINT              or if none, to the            continue the Contract rather
OWNER)                                 Contract Owner's              than receive the distribution.
                                       estate.

NON-SPOUSAL JOINT OWNER                The surviving joint                                                     Yes
(WHO IS NOT THE ANNUITANT)             owner.
NON-SPOUSAL JOINT OWNER                The beneficiary(ies),         Unless the beneficiary elects to          Yes
(WHO IS THE ANNUITANT)                 or if none, to the            continue the Contract rather
                                       surviving joint owner.        than receive the distribution.

SPOUSAL JOINT OWNER (WHO IS            The surviving joint           Unless the spouse elects to               Yes
NOT THE ANNUITANT)                     owner.                        continue the Contract.

SPOUSAL JOINT OWNER (WHO IS            The beneficiary(ies),         Unless the spouse elects to               Yes
THE ANNUITANT)                         or if none, to the            continue the Contract.
                                       surviving joint owner.
                                                                     A spouse who is not the
                                                                     beneficiary may decline to
                                                                     continue the Contract and
                                                                     instruct the company to pay the
                                                                     beneficiary who may elect to
                                                                     continue the Contract.

ANNUITANT (WHO IS NOT THE              The beneficiary (ies),        Unless the beneficiary elects to          Yes
CONTRACT OWNER)                        or if none, to the            continue the Contract rather
                                       Contract Owner.  If           than receive the distribution.
                                       the Contract Owner
                                       is not living, then to        But if there is a Contingent
                                       the joint owner.  If          Annuitant, then the Contingent
                                       none, then to the             Annuitant becomes the
                                       Contract Owner's              Annuitant and the Contract
                                       estate.                       continues in effect (generally
                                                                     using the original Maturity
                                                                     Date). The proceeds will then
                                                                     be paid upon the death of the
                                                                     Contingent Annuitant or owner.

ANNUITANT (WHO IS THE                  See death of "owner                                                     Yes
CONTRACT OWNER)                        who is the Annuitant"
                                       above.

ANNUITANT (WHERE OWNER IS A             The beneficiary(ies)                                                   Yes (Death of
NONNATURAL ENTITY/TRUST)                (e.g. the trust).or if                                                 Annuitant is
                                        none, to the owner.                                                    treated as
                                                                                                               death of the
                                                                                                               owner in these
                                                                                                               circumstances.)
CONTINGENT ANNUITANT                    No death proceeds                                                      N/A
(ASSUMING ANNUITANT IS STILL            are payable;
ALIVE)                                  Contract continues.

BENEFICIARY                             No death proceeds                                                      N/A
                                        are payable;
                                        Contract continues.

CONTINGENT BENEFICIARY                  No death proceeds                                                      N/A
                                        are payable; Contract
                                        continues.

                               QUALIFIED CONTRACTS

BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                      MANDATORY PAYOUT
 UPON THE DEATH OF THE                 PAY THE PROCEEDS TO:          UNLESS. . .                                RULES APPLY*
-----------------------------          ----------------------        --------------------------------        ------------
OWNER/ANNUITANT                        The beneficiary(ies),         Unless the beneficiary elects to          Yes
                                       or if none, to the            continue the Contract rather
                                       Contract Owner's              than receive a distribution.
                                       estate.

BENEFICIARY                            No death proceeds                                                       N/A
                                       are payable;
                                       Contract continues.

CONTINGENT BENEFICIARY                 No death proceeds                                                       N/A
                                       are payable;
                                       Contract continues.

--------------

* Certain payout rules of the Code are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.


SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If your spouse is named as one of multiple beneficiaries, your spouse can elect to continue the Contract only in the proportion to which he/she is entitled as a beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments and any associated credits made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     take a loan

      -     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      - through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

      - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor or (d) payments for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.


You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us).


At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70-1/2 or year of retirement, or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers".)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the "Payments for a Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the Contract Specifications page multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) minus any Purchase Payment Credits within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state permits, we will refund your Purchase Payment minus any Purchase Payment Credits in full; during the remainder of the right to return period, we will refund the Contract Value (including charges) minus any Purchase Payment Credits.

During the right to return period, you will not bear any Contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION


We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value (less any Purchase Payment Credits applied within 12 months of termination) less any applicable taxes. In certain states, we may be required to pay you the Contract Value.


REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS


MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of ConnecticutMetLife Life and Annuity Company of Connecticuteach sponsor Separate
Accounts: Fund BD III and Fund BD IV, respectively. Both Fund BD III and Fund BD IV were established on March 27, 1997 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.


We hold the assets of Fund BD III and Fund BD IV for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.


We reserve the right to transfer the assets of the Separate Account to another account and/or to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.


PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.


GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code
Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).



STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.



PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59-1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.



TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.



TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS


If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.



TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.



HURRICANE RELIEF



LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.



MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70-1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70-1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract benfeciaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.



INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.



Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).



Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59-1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70-1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.



Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).



ROTH IRAS



Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59-1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.



NON-QUALIFIED ANNUITY CONTRACTS



If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.



Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.



Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



      -     a non-taxable return of your purchase payment; or



      -     a taxable payment of earnings.



We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.



If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.



PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your

Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.



PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59-1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.



We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.



The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.



DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES



The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.



OWNERSHIP OF THE INVESTMENTS



In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate

Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS


Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.


OTHER TAX CONSIDERATIONS



TREATMENT OF CHARGES FOR OPTIONAL BENEFITS


The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.


GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.



We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).



PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS



Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


                                OTHER INFORMATION

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.


MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



FINANCIAL STATEMENTS



The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.



DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS



DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.



MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").



MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Company no longer offers the Contracts to new purchasers, but it continues to accept purchase payments from existing Contract Owners.



COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.



We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the Fund's shares in connection with the Contract.



The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. For more information about these preferred distribution arrangements, see "Distribution and Principal Underwriting Agreement" in the Statement of Additional Information for a list of the broker-dealer firms that received compensation during 2005, as well as the range of additional compensation paid.



The Company and MLIDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds which may be offered in the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and MetLife Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.



SALES BY AFFILIATES OF THE COMPANY. The Company and MLIDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.



Registered representatives of our affiliate, Metropolitan Life Insurance Company, receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representative are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.



The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

CONFORMITY WITH STATE AND FEDERAL LAWS


The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.


LEGAL PROCEEDINGS



In the ordinary course of business, the Companies, similar to other life insurance companies, are involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Companies do not believe any such action or proceeding will have a material adverse effect upon the separate account or upon the ability of MLIDLLC to perform its contract with the separate account or of either Company to meet its obligations under the applicable Contract.

                                   APPENDIX A
                         CONDENSED FINANCIAL INFORMATION



                METLIFE OF CT FUND BD III FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.40%





                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                          PORTFOLIO NAME                             YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------------    ----   -------------   -------------   ---------------
   Capital Appreciation Fund (5/00)                                  2005       0.580           0.676           1,156,794
                                                                     2004       0.492           0.580           1,259,417
                                                                     2003       0.400           0.492           1,688,768
                                                                     2002       0.541           0.400           1,612,958
                                                                     2001       0.742           0.541           1,770,037
                                                                     2000       1.000           0.742             189,085

   High Yield Bond Trust (5/04)                                      2005       1.070           1.069              27,511
                                                                     2004       1.000           1.070              12,731

   Managed Assets Trust (5/04)                                       2005       1.078           1.104             178,420
                                                                     2004       1.000           1.078             129,391

   Money Market Portfolio (2/98)                                     2005       1.146           1.162           1,943,467
                                                                     2004       1.150           1.146           1,934,132
                                                                     2003       1.157           1.150           2,696,830
                                                                     2002       1.158           1.157           3,968,056
                                                                     2001       1.131           1.158           3,881,543
                                                                     2000       1.080           1.131             293,012

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)                    2005       0.783           0.816             689,725
                                                                     2004       0.751           0.783             835,150
                                                                     2003       0.609           0.751             895,510
                                                                     2002       0.885           0.609             994,353
                                                                     2001       1.000           0.885             421,659

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B (11/99)    2005       0.668           0.756             889,375
                                                                     2004       0.625           0.668           1,057,694

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                          PORTFOLIO NAME                             YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------------    ----   -------------   -------------   ---------------
   AllianceBernstein Large-Cap Growth Portfolio -
   Class B (continued)                                               2003       0.514           0.625           1,190,268
                                                                     2002       0.753           0.514           1,278,582
                                                                     2001       0.925           0.753             892,135
                                                                     2000       1.127           0.925              96,323

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                       2005       1.106           1.245             813,522
                                                                     2004       0.989           1.106             820,524
                                                                     2003       0.741           0.989             734,396
                                                                     2002       0.880           0.741             699,143
                                                                     2001       1.041           0.880             358,085
                                                                     2000       1.301           1.041               4,990
                                                                     1999       1.087           1.301                   -

   Growth Fund - Class 2 Shares (12/99)                              2005       1.097           1.257           1,757,373
                                                                     2004       0.989           1.097           1,620,395
                                                                     2003       0.733           0.989           1,423,815
                                                                     2002       0.984           0.733             997,632
                                                                     2001       1.220           0.984             537,903
                                                                     2000       1.184           1.220             112,468
                                                                     1999       1.060           1.184                   -

   Growth-Income Fund - Class 2 Shares (3/00)                        2005       1.271           1.326           1,352,898
                                                                     2004       1.167           1.271           1,515,560
                                                                     2003       0.894           1.167           1,322,363
                                                                     2002       1.110           0.894             697,242
                                                                     2001       1.098           1.110             343,429
                                                                     2000       1.051           1.098                   -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)             2005       1.009           1.273              69,096
                                                                     2004       0.819           1.009              71,547
                                                                     2003       0.581           0.819              70,125
                                                                     2002       0.667           0.581              23,079
                                                                     2001       0.748           0.667             246,451
                                                                     2000       1.000           0.748                   -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)                  2005       2.221           2.347             576,119
                                                                     2004       1.714           2.221             585,483

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                          PORTFOLIO NAME                             YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------------    ----   -------------   -------------   ---------------
   Delaware VIP REIT Series - Standard Class (continued)             2003       1.297           1.714             586,611
                                                                     2002       1.258           1.297             542,919
                                                                     2001       1.173           1.258             169,706
                                                                     2000       1.000           1.173               7,111

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares (5/00)      2005       0.888           0.914             533,163
                                                                     2004       0.857           0.888             580,657
                                                                     2003       0.717           0.857             659,588
                                                                     2002       0.873           0.717             537,694
                                                                     2001       0.977           0.873             175,799
                                                                     2000       1.000           0.977               6,817

   Dreyfus VIF - Developing Leaders Portfolio -
   Initial Shares (5/00)                                             2005       1.086           1.133           1,060,735
                                                                     2004       0.989           1.086           1,242,192
                                                                     2003       0.762           0.989           1,336,406
                                                                     2002       0.955           0.762           1,207,213
                                                                     2001       1.032           0.955             472,852
                                                                     2000       1.000           1.032                   -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)           2005       1.210           1.315              38,446
                                                                     2004       1.074           1.210              54,657
                                                                     2003       1.000           1.074               1,000

   Mercury Value Opportunities V.I. Fund - Class III (11/03)         2005       1.208           1.312              14,119
                                                                     2004       1.068           1.208              11,133
                                                                     2003       1.000           1.068               1,000

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)             2005       1.158           1.262             546,575
                                                                     2004       1.043           1.158             646,673
                                                                     2003       0.845           1.043             457,584
                                                                     2002       1.000           0.845             119,273

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                          PORTFOLIO NAME                             YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------------    ----   -------------   -------------   ---------------
   Templeton Developing Markets Securities Fund - Class 2            2005       1.781           2.238             158,202
   Shares (5/03)                                                     2004       1.448           1.781              54,824
                                                                     2003       1.000           1.448               1,000

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)         2005       1.082           1.176             517,884
                                                                     2004       0.926           1.082             322,771
                                                                     2003       0.710           0.926             249,365
                                                                     2002       0.884           0.710             169,930
                                                                     2001       1.068           0.884              49,286
                                                                     2000       1.082           1.068                   -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)          2005       1.180           1.267             344,861
                                                                     2004       1.032           1.180             238,864
                                                                     2003       0.792           1.032             107,706
                                                                     2002       1.000           0.792               1,558

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (2/01)                   2005       0.861           0.885           1,763,552
                                                                     2004       0.792           0.861           1,872,075
                                                                     2003       0.629           0.792           1,945,736
                                                                     2002       0.822           0.629           1,408,585
                                                                     2001       0.951           0.822           1,012,410

   Salomon Brothers Variable Aggressive Growth Fund - Class I
   Shares (5/02)                                                     2005       1.126           1.220              98,050
                                                                     2004       1.047           1.126             114,646
                                                                     2003       0.758           1.047              75,568
                                                                     2002       1.000           0.758              18,468

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                                     2005       1.098           1.122              48,490
                                                                     2004       1.027           1.098              48,617
                                                                     2003       0.800           1.027              51,399
                                                                     2002       1.000           0.800               8,717

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                        2005       1.004           1.066           1,690,499
                                                                     2004       0.941           1.004           1,915,626
                                                                     2003       0.839           0.941           2,255,765

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                          PORTFOLIO NAME                             YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------------    ----   -------------   -------------   ---------------
   Balanced Portfolio - Service Shares  (continued)                  2002       0.911           0.839           2,455,936
                                                                     2001       0.972           0.911           1,563,586
                                                                     2000       1.000           0.972             493,338

   Global Life Sciences Portfolio - Service Shares (5/00)            2005       0.907           1.004             352,715
                                                                     2004       0.805           0.907             414,066
                                                                     2003       0.647           0.805             486,503
                                                                     2002       0.931           0.647             327,504
                                                                     2001       1.135           0.931             179,330
                                                                     2000       1.000           1.135                   -

   Global Technology Portfolio - Service Shares (5/00)               2005       0.346           0.381             659,484
                                                                     2004       0.349           0.346             819,133
                                                                     2003       0.242           0.349             922,256
                                                                     2002       0.415           0.242             947,203
                                                                     2001       0.672           0.415             631,575
                                                                     2000       1.000           0.672              30,577

   Worldwide Growth Portfolio - Service Shares (5/00)                2005       0.561           0.584             642,087
                                                                     2004       0.544           0.561             770,248
                                                                     2003       0.446           0.544             915,111
                                                                     2002       0.609           0.446           1,080,320
                                                                     2001       0.798           0.609             919,187
                                                                     2000       1.000           0.798             381,642

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                      2005       1.513           1.552              11,233
                                                                     2004       1.336           1.513               6,516
                                                                     2003       1.000           1.336               1,000

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                                2005       1.382           1.408             111,507
                                                                     2004       1.244           1.382              84,102
                                                                     2003       1.000           1.244              17,546

   Mid-Cap Value Portfolio (5/03)                                    2005       1.541           1.644             120,350
                                                                     2004       1.260           1.541              41,464
                                                                     2003       1.000           1.260               5,686

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                          PORTFOLIO NAME                             YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------------    ----   -------------   -------------   ---------------
Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)           2005       1.074           1.120                   -
                                                                     2004       1.000           1.074               2,000

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)               2005       1.125           1.133             366,843
                                                                     2004       1.048           1.125             235,306
                                                                     2003       1.000           1.048              29,952

   Total Return Portfolio - Administrative Class (5/01)              2005       1.213           1.226           4,364,209
                                                                     2004       1.173           1.213           6,033,661
                                                                     2003       1.132           1.173           6,603,100
                                                                     2002       1.053           1.132           5,715,152
                                                                     2001       1.000           1.053           1,027,250

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)          2005       0.773           0.817             263,361
                                                                     2004       0.728           0.773             303,680
                                                                     2003       0.560           0.728             322,550
                                                                     2002       0.806           0.560             354,885
                                                                     2001       1.000           0.806              90,017

   Putnam VT International Equity Fund - Class IB Shares (5/01)      2005       1.011           1.118             227,235
                                                                     2004       0.882           1.011             177,298
                                                                     2003       0.696           0.882             174,431
                                                                     2002       0.857           0.696             120,823
                                                                     2001       1.000           0.857             172,126

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)           2005       1.611           1.701           1,174,869
                                                                     2004       1.295           1.611           1,251,913
                                                                     2003       0.877           1.295           1,304,358
                                                                     2002       1.088           0.877           1,111,270
                                                                     2001       1.000           1.088             218,519

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                                     2005       1.309           1.343           1,491,826
                                                                     2004       1.225           1.309           1,743,085
                                                                     2003       0.894           1.225           1,680,295

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                          PORTFOLIO NAME                             YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------------    ----   -------------   -------------   ---------------
   All Cap Fund - Class I  (continued)                               2002       1.209           0.894           1,672,013
                                                                     2001       1.204           1.209             894,987

   Investors Fund - Class I (5/01)                                   2005       1.174           1.233           1,327,979
                                                                     2004       1.078           1.174           1,484,092
                                                                     2003       0.826           1.078           1,479,023
                                                                     2002       1.089           0.826           1,316,924
                                                                     2001       1.152           1.089             505,781

   Large Cap Growth Fund - Class I (5/02)                            2005       1.130           1.173              24,656
                                                                     2004       1.140           1.130              64,596
                                                                     2003       0.800           1.140              63,373
                                                                     2002       1.000           0.800              20,665

   Small Cap Growth Fund - Class I (3/01)                            2005       1.371           1.419             317,776
                                                                     2004       1.208           1.371             305,465
                                                                     2003       0.823           1.208             348,334
                                                                     2002       1.278           0.823             374,428
                                                                     2001       1.397           1.278             166,046

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                         2005       0.869           0.931             332,768
                                                                     2004       0.827           0.869             463,100
                                                                     2003       0.649           0.827             436,166
                                                                     2002       0.864           0.649             153,676
                                                                     2001       1.000           0.864              53,578

   Convertible Securities Portfolio (5/00)                           2005       1.203           1.190             951,186
                                                                     2004       1.148           1.203           1,104,384
                                                                     2003       0.922           1.148           1,173,473
                                                                     2002       1.005           0.922             869,622
                                                                     2001       1.028           1.005             836,858
                                                                     2000       1.000           1.028              70,310

   Disciplined Mid Cap Stock Portfolio (5/00)                        2005       1.268           1.406             461,853
                                                                     2004       1.104           1.268             520,514
                                                                     2003       0.837           1.104             521,073
                                                                     2002       0.991           0.837             609,372
                                                                     2001       1.047           0.991             213,661
                                                                     2000       1.000           1.047                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                          PORTFOLIO NAME                             YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------------    ----   -------------   -------------   ---------------
   Equity Income Portfolio (4/00)                                    2005       1.240           1.278           2,764,524
                                                                     2004       1.145           1.240           3,118,779
                                                                     2003       0.885           1.145           3,246,588
                                                                     2002       1.043           0.885           2,913,402
                                                                     2001       1.133           1.043           1,567,212
                                                                     2000       1.052           1.133             197,368

   Federated High Yield Portfolio (5/00)                             2005       1.263           1.278             867,177
                                                                     2004       1.161           1.263           1,384,768
                                                                     2003       0.962           1.161           1,434,675
                                                                     2002       0.940           0.962             714,245
                                                                     2001       0.935           0.940              76,897
                                                                     2000       1.000           0.935                   -

   Federated Stock Portfolio (5/00)                                  2005       1.145           1.189             222,943
                                                                     2004       1.050           1.145             322,323
                                                                     2003       0.834           1.050             350,988
                                                                     2002       1.049           0.834             384,838
                                                                     2001       1.046           1.049             543,886
                                                                     2000       1.000           1.046                   -

   Large Cap Portfolio (11/99)                                       2005       0.761           0.815             281,674
                                                                     2004       0.724           0.761             335,600
                                                                     2003       0.589           0.724             350,858
                                                                     2002       0.774           0.589             292,511
                                                                     2001       0.949           0.774             201,210
                                                                     2000       1.126           0.949              72,389

   Managed Allocation Series: Aggressive Portfolio (6/05)            2005       1.000           1.078                   -

   Managed Allocation Series: Conservative Portfolio (8/05)          2005       1.022           1.032                   -

   Managed Allocation Series: Moderate Portfolio (6/05)              2005       1.002           1.047                   -

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05)                                                  2005       1.000           1.066                   -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (5/05)                                                  2005       1.000           1.039                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                          PORTFOLIO NAME                             YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------------    ----   -------------   -------------   ---------------
   Mercury Large Cap Core Portfolio (8/00)                           2005       0.815           0.900             288,511
                                                                     2004       0.713           0.815             357,722
                                                                     2003       0.597           0.713             361,013
                                                                     2002       0.808           0.597             331,234
                                                                     2001       1.057           0.808             253,154
                                                                     2000       1.135           1.057               8,995

   MFS Emerging Growth Portfolio (4/00)                              2005       0.652           0.632                   -
                                                                     2004       0.586           0.652             618,384
                                                                     2003       0.460           0.586             589,383
                                                                     2002       0.710           0.460             567,780
                                                                     2001       1.128           0.710             376,108
                                                                     2000       1.433           1.128              99,230

   MFS Mid Cap Growth Portfolio (5/00)                               2005       0.566           0.575           1,435,861
                                                                     2004       0.503           0.566             853,578
                                                                     2003       0.372           0.503             874,458
                                                                     2002       0.737           0.372             765,147
                                                                     2001       0.980           0.737             619,700
                                                                     2000       1.000           0.980              15,819

   MFS Total Return Portfolio (6/00)                                 2005       1.342           1.362           4,565,755
                                                                     2004       1.221           1.342           5,170,815
                                                                     2003       1.062           1.221           5,160,068
                                                                     2002       1.137           1.062           3,995,198
                                                                     2001       1.153           1.137           1,997,966
                                                                     2000       1.003           1.153              99,711

   MFS Value Portfolio (5/04)                                        2005       1.122           1.178              92,575
                                                                     2004       1.000           1.122              25,036

   Mondrian International Stock Portfolio (5/00)                     2005       0.853           0.921             461,470
                                                                     2004       0.747           0.853             422,641
                                                                     2003       0.589           0.747             432,727
                                                                     2002       0.686           0.589             289,734
                                                                     2001       0.943           0.686             286,652
                                                                     2000       1.000           0.943                   -

   Pioneer Fund Portfolio (5/03)                                     2005       1.334           1.394              12,988
                                                                     2004       1.217           1.334                   -
                                                                     2003       1.000           1.217               1,000

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                          PORTFOLIO NAME                             YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------------    ----   -------------   -------------   ---------------
   Pioneer Mid Cap Value Portfolio (6/05)                            2005       1.020           1.063                   -

   Pioneer Strategic Income Portfolio (5/00)                         2005       1.373           1.404             415,323
                                                                     2004       1.255           1.373             377,848
                                                                     2003       1.065           1.255             133,615
                                                                     2002       1.020           1.065             134,078
                                                                     2001       0.992           1.020             499,291
                                                                     2000       1.000           0.992               7,948

   Strategic Equity Portfolio (11/99)                                2005       0.737           0.741           1,288,013
                                                                     2004       0.678           0.737           1,601,573
                                                                     2003       0.519           0.678           1,832,344
                                                                     2002       0.792           0.519           1,656,273
                                                                     2001       0.927           0.792           1,087,180
                                                                     2000       1.000           0.927              50,352

   Style Focus Series: Small Cap Growth Portfolio (5/05)             2005       1.000           1.137                   -

   Style Focus Series: Small Cap Value Portfolio (5/05)              2005       0.987           1.110                   -

   Travelers Quality Bond Portfolio (5/00)                           2005       1.243           1.245           2,359,889
                                                                     2004       1.220           1.243           3,062,300
                                                                     2003       1.156           1.220           3,360,059
                                                                     2002       1.108           1.156           3,173,200
                                                                     2001       1.049           1.108           2,094,699
                                                                     2000       1.000           1.049             137,637

   U.S. Government Securities Portfolio (5/04)                       2005       1.052           1.083              50,659
                                                                     2004       1.000           1.052              64,098

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares (9/03)       2005       0.997           1.006              73,496
                                                                     2004       0.999           0.997              55,729
                                                                     2003       1.000           0.999               1,000

   Social Awareness Stock Portfolio (5/04)                           2005       1.083           1.115              25,877
                                                                     2004       1.000           1.083              23,686

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                          PORTFOLIO NAME                             YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------------    ----   -------------   -------------   ---------------
Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                       2005       1.084           1.113             526,153
                                                                     2004       0.936           1.084             496,072
                                                                     2003       0.726           0.936             457,049
                                                                     2002       0.914           0.726             352,819
                                                                     2001       1.000           0.914             167,638

   Enterprise Portfolio - Class II Shares (5/01)                     2005       0.800           0.851                 721
                                                                     2004       0.782           0.800                 796
                                                                     2003       0.631           0.782               7,547
                                                                     2002       0.908           0.631               4,269
                                                                     2001       1.000           0.908                   -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (5/00)                   2005       1.019           1.172           1,311,850
                                                                     2004       0.897           1.019           1,376,127
                                                                     2003       0.710           0.897           1,573,114
                                                                     2002       0.796           0.710           1,486,472
                                                                     2001       0.922           0.796             869,188
                                                                     2000       1.000           0.922             180,188

   Dynamic Capital Appreciation Portfolio -
   Service Class 2 (5/01)                                            2005       0.946           1.126             103,844
                                                                     2004       0.947           0.946             103,057
                                                                     2003       0.769           0.947             103,711
                                                                     2002       0.843           0.769              78,854
                                                                     2001       1.000           0.843                   -

   Mid Cap Portfolio - Service Class 2 (5/01)                        2005       1.529           1.779             576,226
                                                                     2004       1.244           1.529             449,306
                                                                     2003       0.912           1.244             393,509
                                                                     2002       1.028           0.912             397,241
                                                                     2001       1.000           1.028             107,418

                     ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 2.30%


                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                          PORTFOLIO NAME                             YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------------    ----   -------------   -------------   ---------------
   Capital Appreciation Fund (5/00)                                  2005       1.170           1.351                -
                                                                     2004       1.000           1.170                -

   High Yield Bond Trust (5/04)                                      2005       1.076           1.066                -
                                                                     2004       1.000           1.076                -

   Managed Assets Trust (5/04)                                       2005       1.072           1.088                -
                                                                     2004       1.000           1.072                -

   Money Market Portfolio (2/98)                                     2005       0.994           1.000                -
                                                                     2004       1.000           0.994                -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)                    2005       1.050           1.084                -
                                                                     2004       1.000           1.050                -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -
   Class B (11/99)                                                   2005       1.059           1.188                -
                                                                     2004       1.000           1.059                -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                       2005       1.113           1.241           57,308
                                                                     2004       1.000           1.113                -

   Growth Fund - Class 2 Shares (12/99)                              2005       1.086           1.233           40,949
                                                                     2004       1.000           1.086                -

   Growth-Income Fund - Class 2 Shares (3/00)                        2005       1.065           1.102           41,477
                                                                     2004       1.000           1.065                -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)             2005       1.287           1.609                -
                                                                     2004       1.000           1.287                -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)                  2005       1.288           1.349            8,790
                                                                     2004       1.000           1.288                -

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                          PORTFOLIO NAME                             YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------------    ----   -------------   -------------   ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares (5/00)      2005       1.023           1.043                 -
                                                                     2004       1.000           1.023                 -

   Dreyfus VIF - Developing Leaders Portfolio -
   Initial Shares (5/00)                                             2005       1.094           1.131                 -
                                                                     2004       1.000           1.094                 -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)           2005       1.117           1.203                 -
                                                                     2004       1.000           1.117                 -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)         2005       1.120           1.205                 -
                                                                     2004       1.000           1.120                 -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)             2005       1.100           1.189            10,294
                                                                     2004       1.000           1.100                 -

   Templeton Developing Markets Securities Fund - Class 2
   Class I Shares (5/03)                                             2005       1.262           1.572            21,611
                                                                     2004       1.000           1.262                 -

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)         2005       1.156           1.245            37,211
                                                                     2004       1.000           1.156                 -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)          2005       1.120           1.191                 -
                                                                     2004       1.000           1.120                 -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (2/01)                   2005       1.070           1.090                 -
                                                                     2004       1.000           1.070                 -

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (5/02)                                             2005       1.055           1.133                 -
                                                                     2004       1.000           1.055                 -

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                          PORTFOLIO NAME                             YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------------    ----   -------------   -------------   ---------------
   Salomon Brothers Variable Growth & Income Fund -
   Class I Shares (5/02)                                             2005       1.066           1.079                 -
                                                                     2004       1.000           1.066                 -

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                        2005       1.069           1.124                 -
                                                                     2004       1.000           1.069                 -

   Global Life Sciences Portfolio - Service Shares (5/00)            2005       1.039           1.141                 -
                                                                     2004       1.000           1.039                 -

   Global Technology Portfolio - Service Shares (5/00)               2005       1.053           1.148                 -
                                                                     2004       1.000           1.053                 -

   Worldwide Growth Portfolio - Service Shares (5/00)                2005       1.087           1.122                 -
                                                                     2004       1.000           1.087                 -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                      2005       1.126           1.145                 -
                                                                     2004       1.000           1.126                 -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                                2005       1.100           1.110            10,841
                                                                     2004       1.000           1.100                 -

   Mid-Cap Value Portfolio (5/03)                                    2005       1.161           1.228            27,966
                                                                     2004       1.000           1.161                 -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)           2005       1.063           1.099                 -
                                                                     2004       1.000           1.063                 -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)               2005       1.068           1.065            23,901
                                                                     2004       1.000           1.068                 -

   Total Return Portfolio - Administrative Class (5/01)              2005       1.045           1.046            24,113
                                                                     2004       1.000           1.045                 -

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                            UNIT VALUE AT                            NUMBER OF UNITS
                                                                            BEGINNING OF       UNIT VALUE AT         OUTSTANDING AT
                            PORTFOLIO NAME                        YEAR          YEAR            END OF YEAR            END OF YEAR
---------------------------------------------------------------   ----      --------------     -------------         ---------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)       2005           1.067               1.118                    -
                                                                  2004           1.000               1.067                    -

   Putnam VT International Equity Fund - Class IB Shares (5/01)   2005           1.159               1.271                    -
                                                                  2004           1.000               1.159                    -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)        2005           1.193               1.248               16,399
                                                                  2004           1.000               1.193                    -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                                  2005           1.057               1.075                    -
                                                                  2004           1.000               1.057                    -

   Investors Fund - Class I (5/01)                                2005           1.080               1.124                    -
                                                                  2004           1.000               1.080                    -

   Large Cap Growth Fund - Class I (5/02)                         2005           0.991               1.019                    -
                                                                  2004           1.000               0.991                    -

   Small Cap Growth Fund - Class I (3/01)                         2005           1.166               1.196                    -
                                                                  2004           1.000               1.166                    -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                      2005           1.055               1.121                    -
                                                                  2004           1.000               1.055                    -

   Convertible Securities Portfolio (5/00)                        2005           1.043               1.023                    -
                                                                  2004           1.000               1.043                    -

   Disciplined Mid Cap Stock Portfolio (5/00)                     2005           1.119               1.230                    -
                                                                  2004           1.000               1.119                    -

   Equity Income Portfolio (4/00)                                 2005           1.102               1.126                    -
                                                                  2004           1.000               1.102                    -

   Federated High Yield Portfolio (5/00)                          2005           1.079               1.081                    -
                                                                  2004           1.000               1.079                    -

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                         UNIT VALUE AT                            NUMBER OF UNITS
                                                                         BEGINNING OF       UNIT VALUE AT         OUTSTANDING AT
                         PORTFOLIO NAME                        YEAR          YEAR            END OF YEAR            END OF YEAR
------------------------------------------------------------   ----      --------------     -------------         ---------------
Federated Stock Portfolio (5/00)                               2005           1.080               1.111                    -
                                                               2004           1.000               1.080                    -

Large Cap Portfolio (11/99)                                    2005           1.049               1.114                    -
                                                               2004           1.000               1.049                    -

Managed Allocation Series: Aggressive Portfolio (6/05)         2005           1.000               1.073                    -

Managed Allocation Series: Conservative Portfolio (8/05)       2005           1.020               1.026               60,113

Managed Allocation Series: Moderate Portfolio (6/05)           2005           1.002               1.042               20,075

Managed Allocation Series: Moderate-Aggressive
  Portfolio (5/05)                                             2005           1.000               1.060                    -

Managed Allocation Series: Moderate-Conservative
  Portfolio (5/05)                                             2005           1.000               1.033                    -

Mercury Large Cap Core Portfolio (8/00)                        2005           1.124               1.231                    -
                                                               2004           1.000               1.124                    -

MFS Emerging Growth Portfolio (4/00)                           2005           1.082               1.048                    -
                                                               2004           1.000               1.082                    -

MFS Mid Cap Growth Portfolio (5/00)                            2005           1.074               1.081                    -
                                                               2004           1.000               1.074                    -

MFS Total Return Portfolio (6/00)                              2005           1.096               1.103                    -
                                                               2004           1.000               1.096                    -

MFS Value Portfolio (5/04)                                     2005           1.127               1.172                    -
                                                               2004           1.000               1.127                    -

Mondrian International Stock Portfolio (5/00)                  2005           1.145               1.226                    -
                                                               2004           1.000               1.145                    -

Pioneer Fund Portfolio (5/03)                                  2005           1.093               1.133               10,627
                                                               2004           1.000               1.093                    -

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                            UNIT VALUE AT                            NUMBER OF UNITS
                                                                            BEGINNING OF       UNIT VALUE AT         OUTSTANDING AT
                            PORTFOLIO NAME                        YEAR          YEAR            END OF YEAR            END OF YEAR
---------------------------------------------------------------   ----      --------------     -------------         ---------------
   Pioneer Mid Cap Value Portfolio (6/05)                         2005           1.019               1.058                    -

   Pioneer Strategic Income Portfolio (5/00)                      2005           1.104               1.119                    -
                                                                  2004           1.000               1.104                    -

   Strategic Equity Portfolio (11/99)                             2005           1.098               1.095                    -
                                                                  2004           1.000               1.098                    -

   Style Focus Series: Small Cap Growth Portfolio (5/05)          2005           1.000               1.131                    -

   Style Focus Series: Small Cap Value Portfolio (5/05)           2005           0.986               1.103                    -

   Travelers Quality Bond Portfolio (5/00)                        2005           1.032               1.025                    -
                                                                  2004           1.000               1.032                    -

   U.S. Government Securities Portfolio (5/04)                    2005           1.073               1.094                    -
                                                                  2004           1.000               1.073                    -

Travelers Series Fund Inc.

   SB Adjustable Rate Income Portfolio - Class I Shares (9/03)    2005           0.998               0.998               15,385
                                                                  2004           1.000               0.998                    -

   Social Awareness Stock Portfolio (5/04)                        2005           1.076               1.097                    -
                                                                  2004           1.000               1.076                    -

Van Kampen Life Investment Trust

   Comstock Portfolio - Class II Shares (5/01)                    2005           1.131               1.151                    -
                                                                  2004           1.000               1.131                    -

   Enterprise Portfolio - Class II Shares (5/01)                  2005           1.038               1.094                    -
                                                                  2004           1.000               1.038                    -

Variable Insurance Products Fund

   Contrafund<< Portfolio - Service Class 2 (5/00)                2005           1.107               1.262                    -
                                                                  2004           1.000               1.107                    -

   Dynamic Capital Appreciation Portfolio - Service
     Class 2 (5/01)                                               2005           1.040               1.227                    -
                                                                  2004           1.000               1.040                    -

   Mid Cap Portfolio - Service Class 2 (5/01)                     2005           1.227               1.416               10,559
                                                                  2004           1.000               1.227                    -

                                      NOTES


The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units outstanding at end of year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.



Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.



Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.



Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.



On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into the Traveler Series Trust: MFS Mid Cap Growth Portfolio, and is no longer available as a funding option.



On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by the Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares, and is no longer available as a funding option.



On 02/25/2005, The Neuberger Berman Equity Assets: Newberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.



On 02/25/2005, the Greenwich Street Series Funds:Diversified Strategic Income Portfolio was replaced by the Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.



On 02/25/2005, the Smith Barney Equity Funds: Smith Barney Social Awareness Fund
- Class A was replaced by the Travelers Series Fund, Inc: Social Awareness Stock Portfolio, and is no longer available as a funding option.



On 02/25/2005, the Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by the Travelers Series Trust: U.S. Government Securities Portfolio, and is no longer available as a funding option.



AIM Variable Insurance Funds, Inc. : AIM Premier Equity Fund - Series I is no longer available to new contract owners.



Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners



Janus Aspen Series: Balanced Portfolio - Service Shares - is no longer available to new contract owners

Janus Aspen Series: Global Life Sciences Portfolio - Service Share is no longer available to new contract owners



Janus Aspen Series: World Wide Growth Portfolio - Service Shares is no longer available to new contract holders.



Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Share is no longer available to new contract owners



Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.



Van Kampen Life Investment Trust: Enterprise Portfolio - Class II Shares is no longer available to new contract holders.



AIM V.I. Premier Equity Fund - Series I is no longer available to new contract owners.



Credit Suisse Emerging Markets Portfolio is no longer available to new contract owners.



Fixed Fund is no longer available to new contract owners.



Janus Aspen Balanced Portfolio - Service Shares is no longer available to new contract owners.



Janus Aspen Global Life Sciences Portfolio - Service Shares is no longer available to new contract owners.

                                   APPENDIX B
                         CONDENSED FINANCIAL INFORMATION



                 METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.40%


                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
   Capital Appreciation Fund (5/00)                            2005        0.580           0.676               7,869,627
                                                               2004        0.492           0.580               8,682,856
                                                               2003        0.400           0.492               9,196,896
                                                               2002        0.541           0.400              10,337,045
                                                               2001        0.742           0.541              14,174,851
                                                               2000        1.000           0.742               9,685,366

   High Yield Bond Trust (6/04)                                2005        1.070           1.069                 123,653
                                                               2004        0.998           1.070                       -

   Managed Assets Trust (6/04)                                 2005        1.078           1.104                  84,928
                                                               2004        1.009           1.078                  16,658

   Money Market Portfolio (10/97)                              2005        1.146           1.162               7,710,607
                                                               2004        1.150           1.146               6,452,252
                                                               2003        1.157           1.150               8,807,998
                                                               2002        1.158           1.157              10,222,059
                                                               2001        1.131           1.158               9,720,708
                                                               2000        1.080           1.131               2,307,960

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        0.783           0.816               1,550,953
                                                               2004        0.751           0.783               1,746,250
                                                               2003        0.609           0.751               2,078,822
                                                               2002        0.885           0.609               1,958,680
                                                               2001        1.000           0.885                 772,623

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        0.668           0.756              13,620,446
                                                               2004        0.625           0.668              16,701,254

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (continued)                                                 2003        0.514           0.625              20,289,834
                                                               2002        0.753           0.514              22,920,668
                                                               2001        0.925           0.753              30,657,551
                                                               2000        1.127           0.925              26,711,914

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.106           1.245              10,391,145
                                                               2004        0.989           1.106              10,671,866
                                                               2003        0.741           0.989               9,954,233
                                                               2002        0.880           0.741              10,006,380
                                                               2001        1.041           0.880              10,783,872
                                                               2000        1.301           1.041               9,193,213
                                                               1999        1.000           1.301                 496,228

   Growth Fund - Class 2 Shares (11/99)                        2005        1.097           1.257              30,770,173
                                                               2004        0.989           1.097              31,399,627
                                                               2003        0.733           0.989              30,519,238
                                                               2002        0.984           0.733              29,254,703
                                                               2001        1.220           0.984              24,168,621
                                                               2000        1.184           1.220              17,763,993
                                                               1999        1.000           1.184                 790,492

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.271           1.326              21,463,117
                                                               2004        1.167           1.271              22,247,206
                                                               2003        0.894           1.167              20,672,145
                                                               2002        1.110           0.894              19,762,828
                                                               2001        1.098           1.110              17,618,589
                                                               2000        1.031           1.098              10,615,411
                                                               1999        1.000           1.031               1,022,054

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)       2005        1.009           1.273                 527,746
                                                               2004        0.819           1.009                 635,421
                                                               2003        0.581           0.819                 555,146
                                                               2002        0.667           0.581                 447,939
                                                               2001        0.748           0.667                 952,771
                                                               2000        1.000           0.748                 221,321

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)            2005        2.221           2.347               1,426,888
                                                               2004        1.714           2.221               1,614,681
                                                               2003        1.297           1.714               1,701,015
                                                               2002        1.258           1.297               1,710,144
                                                               2001        1.173           1.258                 481,199
                                                               2000        1.000           1.173                  48,709

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (5/00)                                                      2005        0.888           0.914                 956,723
                                                               2004        0.857           0.888               1,171,173
                                                               2003        0.717           0.857               1,459,140
                                                               2002        0.873           0.717               1,209,492
                                                               2001        0.977           0.873                 644,927
                                                               2000        1.000           0.977                 277,656

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (5/00)                                               2005        1.086           1.133               2,634,327
                                                               2004        0.989           1.086               3,007,955
                                                               2003        0.762           0.989               3,892,680
                                                               2002        0.955           0.762               3,571,507
                                                               2001        1.032           0.955               3,011,491
                                                               2000        1.000           1.032               1,460,554

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.210           1.315                  67,656
                                                               2004        1.074           1.210                  26,986
                                                               2003        1.000           1.074                       -

   Mercury Value Opportunities V.I. Fund - Class III (12/03)   2005        1.208           1.312                 192,466
                                                               2004        1.068           1.208                 131,916
                                                               2003        1.000           1.068                  16,802

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.158           1.262               1,699,785
                                                               2004        1.043           1.158               1,557,424

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
   Mutual Shares Securities Fund - Class 2 Shares
   (continued)                                                 2003        0.845           1.043               1,274,575
                                                               2002        1.000           0.845                 633,273

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.781           2.238                 708,466
                                                               2004        1.448           1.781                 259,549
                                                               2003        1.000           1.448                 157,913

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.082           1.176               6,083,715
                                                               2004        0.926           1.082               5,996,738
                                                               2003        0.710           0.926               5,855,211
                                                               2002        0.884           0.710               5,959,767
                                                               2001        1.068           0.884               6,615,238
                                                               2000        1.109           1.068               5,495,504
                                                               1999        1.000           1.109                 445,419

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2005        1.180           1.267               1,340,280
                                                               2004        1.032           1.180                 886,673
                                                               2003        0.792           1.032                 675,020
                                                               2002        1.000           0.792                 180,014

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (11/99)            2005        0.861           0.885              16,905,236
                                                               2004        0.792           0.861              18,836,125
                                                               2003        0.629           0.792              19,589,108
                                                               2002        0.822           0.629              17,735,675
                                                               2001        0.951           0.822              14,784,877
                                                               2000        1.063           0.951               9,919,249

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (8/02)                                             2005        1.126           1.220                 532,144
                                                               2004        1.047           1.126                 408,372
                                                               2003        0.758           1.047                 320,263
                                                               2002        1.000           0.758                  74,555

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2005        1.098           1.122                 267,908
                                                               2004        1.027           1.098                 267,341

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares  (continued)                                         2003        0.800           1.027                 397,457
                                                               2002        1.000           0.800                  26,471

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2005        1.004           1.066               2,733,942
                                                               2004        0.941           1.004               3,466,803
                                                               2003        0.839           0.941               4,671,651
                                                               2002        0.911           0.839               5,125,827
                                                               2001        0.972           0.911               5,320,731
                                                               2000        1.000           0.972               2,631,110

   Global Life Sciences Portfolio - Service Shares (5/00)      2005        0.907           1.004               1,020,240
                                                               2004        0.805           0.907               1,260,902
                                                               2003        0.647           0.805               1,458,984
                                                               2002        0.931           0.647               1,671,734
                                                               2001        1.135           0.931               1,835,830
                                                               2000        1.000           1.135               1,720,549

   Global Technology Portfolio - Service Shares (5/00)         2005        0.346           0.381               1,960,433
                                                               2004        0.349           0.346               2,448,720
                                                               2003        0.242           0.349               3,147,082
                                                               2002        0.415           0.242               3,998,130
                                                               2001        0.672           0.415               4,187,835
                                                               2000        1.000           0.672               4,483,704

   Worldwide Growth Portfolio - Service Shares (5/00)          2005        0.561           0.584               3,479,400
                                                               2004        0.544           0.561               4,422,385
                                                               2003        0.446           0.544               5,176,878
                                                               2002        0.609           0.446               6,179,894
                                                               2001        0.798           0.609               6,907,600
                                                               2000        1.000           0.798               6,625,173

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.513           1.552                 893,526
                                                               2004        1.336           1.513                 698,253
                                                               2003        1.000           1.336                 134,336

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.382           1.408               1,064,845
                                                               2004        1.244           1.382                 674,660
                                                               2003        1.000           1.244                 305,344

   Mid-Cap Value Portfolio (5/03)                              2005        1.541           1.644               1,611,204
                                                               2004        1.260           1.541               1,323,373
                                                               2003        1.000           1.260                 557,395

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (11/04)    2005        1.074           1.120                  74,794
                                                               2004        1.038           1.074                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.125           1.133               1,601,094
                                                               2004        1.048           1.125               1,424,929
                                                               2003        1.000           1.048                 487,410

   Total Return Portfolio - Administrative Class (5/01)        2005        1.213           1.226              13,636,234
                                                               2004        1.173           1.213              14,874,186
                                                               2003        1.132           1.173              17,564,278
                                                               2002        1.053           1.132              17,039,505
                                                               2001        1.000           1.053               3,528,611

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        0.773           0.817                 180,170
                                                               2004        0.728           0.773                 189,012
                                                               2003        0.560           0.728                 219,075
                                                               2002        0.806           0.560                 193,101
                                                               2001        1.000           0.806                  82,991

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.011           1.118               2,357,610
                                                               2004        0.882           1.011               2,418,477
                                                               2003        0.696           0.882               3,509,039
                                                               2002        0.857           0.696               3,188,678
                                                               2001        1.000           0.857                 239,877

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.611           1.701               3,265,401
                                                               2004        1.295           1.611               3,517,982
                                                               2003        0.877           1.295               3,647,627
                                                               2002        1.088           0.877               3,088,400
                                                               2001        1.000           1.088               1,040,422

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.309           1.343               7,424,062
                                                               2004        1.225           1.309               8,139,285
                                                               2003        0.894           1.225               9,114,126
                                                               2002        1.209           0.894               9,606,077
                                                               2001        1.204           1.209               7,452,708
                                                               2000        1.032           1.204               2,476,774

   Investors Fund - Class I (11/99)                            2005        1.174           1.233               5,504,348
                                                               2004        1.078           1.174               6,005,375
                                                               2003        0.826           1.078               7,816,635
                                                               2002        1.089           0.826               7,795,316
                                                               2001        1.152           1.089               6,793,914
                                                               2000        1.014           1.152               2,942,606

   Large Cap Growth Fund - Class I (9/02)                      2005        1.130           1.173                 451,750
                                                               2004        1.140           1.130                 462,036
                                                               2003        0.800           1.140                 490,140
                                                               2002        1.000           0.800                  40,847

   Small Cap Growth Fund - Class I (11/99)                     2005        1.371           1.419               1,951,209
                                                               2004        1.208           1.371               2,193,044
                                                               2003        0.823           1.208               2,776,264
                                                               2002        1.278           0.823               2,106,333
                                                               2001        1.397           1.278               2,044,688
                                                               2000        1.000           1.397               1,826,310

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        0.869           0.931                 804,530
                                                               2004        0.827           0.869                 806,240
                                                               2003        0.649           0.827                 872,264
                                                               2002        0.864           0.649                 711,965
                                                               2001        1.000           0.864                 630,256

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
Convertible Securities Portfolio (6/00)                        2005        1.203           1.190               1,891,693
                                                               2004        1.148           1.203               2,541,991
                                                               2003        0.922           1.148               3,117,515
                                                               2002        1.005           0.922               2,874,307
                                                               2001        1.028           1.005               3,106,317
                                                               2000        1.000           1.028               1,037,545

Disciplined Mid Cap Stock Portfolio (5/00)                     2005        1.268           1.406               1,122,616
                                                               2004        1.104           1.268               1,155,790
                                                               2003        0.837           1.104               1,310,615
                                                               2002        0.991           0.837               1,446,554
                                                               2001        1.047           0.991               1,422,625
                                                               2000        1.000           1.047                 570,805

Equity Income Portfolio (11/99)                                2005        1.240           1.278               9,917,573
                                                               2004        1.145           1.240              11,001,456
                                                               2003        0.885           1.145              11,397,574
                                                               2002        1.043           0.885              10,600,886
                                                               2001        1.133           1.043              10,046,727
                                                               2000        1.052           1.133               4,977,279

Federated High Yield Portfolio (6/00)                          2005        1.263           1.278               1,189,759
                                                               2004        1.161           1.263               1,498,182
                                                               2003        0.962           1.161               1,585,600
                                                               2002        0.940           0.962               1,710,702
                                                               2001        0.935           0.940                 913,761
                                                               2000        1.000           0.935                 127,420

Federated Stock Portfolio (5/00)                               2005        1.145           1.189                 510,628
                                                               2004        1.050           1.145                 622,486
                                                               2003        0.834           1.050                 954,385
                                                               2002        1.049           0.834                 703,223
                                                               2001        1.046           1.049                 732,741
                                                               2000        1.000           1.046                 128,343

Large Cap Portfolio (11/99)                                    2005        0.761           0.815               4,989,786
                                                               2004        0.724           0.761               6,116,510
                                                               2003        0.589           0.724               6,858,228
                                                               2002        0.774           0.589               6,842,860
                                                               2001        0.949           0.774               7,970,781
                                                               2000        1.126           0.949               6,001,335

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
Managed Allocation Series: Aggressive Portfolio (6/05)         2005        1.007           1.078                       -

Managed Allocation Series: Conservative Portfolio (5/05)       2005        1.000           1.032                  33,294

Managed Allocation Series: Moderate Portfolio (6/05)           2005        1.000           1.047                 346,342

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        0.999           1.066                 185,975

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                               2005        1.008           1.039                       -

Mercury Large Cap Core Portfolio (11/99)                       2005        0.815           0.900               2,796,240
                                                               2004        0.713           0.815               3,089,053
                                                               2003        0.597           0.713               3,688,680
                                                               2002        0.808           0.597               4,148,896
                                                               2001        1.057           0.808               4,279,316
                                                               2000        1.135           1.057               3,766,401

MFS Emerging Growth Portfolio (11/99)                          2005        0.652           0.632                       -
                                                               2004        0.586           0.652               7,856,772
                                                               2003        0.460           0.586               8,772,131
                                                               2002        0.710           0.460               9,835,278
                                                               2001        1.128           0.710              12,537,784
                                                               2000        1.433           1.128              10,965,615

MFS Mid Cap Growth Portfolio (5/00)                            2005        0.566           0.575               9,346,433
                                                               2004        0.503           0.566               2,634,584
                                                               2003        0.372           0.503               3,413,182
                                                               2002        0.737           0.372               3,504,601
                                                               2001        0.980           0.737               3,647,107
                                                               2000        1.000           0.980               2,539,453

MFS Total Return Portfolio (11/99)                             2005        1.342           1.362              21,085,686
                                                               2004        1.221           1.342              23,762,190
                                                               2003        1.062           1.221              24,417,025
                                                               2002        1.137           1.062              22,713,962
                                                               2001        1.153           1.137              16,974,046
                                                               2000        1.003           1.153               5,181,152

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
MFS Value Portfolio (7/04)                                     2005        1.122           1.178                 665,186
                                                               2004        0.994           1.122                 365,637

Mondrian International Stock Portfolio (5/00)                  2005        0.853           0.921               2,661,031
                                                               2004        0.747           0.853               2,599,833
                                                               2003        0.589           0.747               1,473,404
                                                               2002        0.686           0.589               1,220,371
                                                               2001        0.943           0.686                 885,468
                                                               2000        1.000           0.943                 356,321

Pioneer Fund Portfolio (5/03)                                  2005        1.334           1.394                 112,741
                                                               2004        1.217           1.334                  78,072
                                                               2003        1.000           1.217                  62,749

Pioneer Mid Cap Value Portfolio (5/05)                         2005        1.000           1.063                  39,090

Pioneer Strategic Income Portfolio (6/00)                      2005        1.373           1.404               1,440,006
                                                               2004        1.255           1.373                 930,528
                                                               2003        1.065           1.255                 878,773
                                                               2002        1.020           1.065                 990,950
                                                               2001        0.992           1.020               1,000,776
                                                               2000        1.000           0.992                 165,623

Strategic Equity Portfolio (11/99)                             2005        0.737           0.741              10,759,065
                                                               2004        0.678           0.737              13,177,851
                                                               2003        0.519           0.678              14,897,916
                                                               2002        0.792           0.519              16,106,829
                                                               2001        0.927           0.792              19,754,119
                                                               2000        1.149           0.927              15,438,160

Style Focus Series: Small Cap Growth Portfolio (6/05)          2005        1.032           1.137                     314

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        1.000           1.110                  12,521

Travelers Quality Bond Portfolio (5/00)                        2005        1.243           1.245               3,325,831
                                                               2004        1.220           1.243               4,265,659
                                                               2003        1.156           1.220               5,440,623
                                                               2002        1.108           1.156               6,049,382
                                                               2001        1.049           1.108               4,591,755
                                                               2000        1.000           1.049               4,047,115

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
   U.S. Government Securities Portfolio (6/04)                 2005        1.052           1.083                  10,164
                                                               2004        0.990           1.052                       -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.997           1.006                 443,529
                                                               2004        0.999           0.997                 350,365
                                                               2003        1.000           0.999                   3,637

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                 2005        1.084           1.113               1,867,184
                                                               2004        0.936           1.084               1,918,478
                                                               2003        0.726           0.936               2,253,123
                                                               2002        0.914           0.726               1,228,918
                                                               2001        1.000           0.914                 644,900

   Enterprise Portfolio - Class II Shares (6/01)               2005        0.800           0.851                 266,842
                                                               2004        0.782           0.800                 272,959
                                                               2003        0.631           0.782                 282,743
                                                               2002        0.908           0.631                 121,490
                                                               2001        1.000           0.908                  11,890

Variable Insurance Products Fund
   Contrafund Portfolio - Service Class 2 (5/00)               2005        1.019           1.172               4,357,217
                                                               2004        0.897           1.019               3,489,469
                                                               2003        0.710           0.897               4,090,792
                                                               2002        0.796           0.710               4,138,442
                                                               2001        0.922           0.796               3,578,211
                                                               2000        1.000           0.922               1,364,359

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (8/01)                                                      2005        0.946           1.126                 158,278
                                                               2004        0.947           0.946                  71,506
                                                               2003        0.769           0.947                  69,403
                                                               2002        0.843           0.769                  49,412
                                                               2001        1.000           0.843                  11,149

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.529           1.779               3,337,201
                                                               2004        1.244           1.529               2,878,436
                                                               2003        0.912           1.244               1,954,640
                                                               2002        1.028           0.912                 844,778
                                                               2001        1.000           1.028                 145,421

                     ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 2.30%



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
   Capital Appreciation Fund (5/00)                            2005        1.170           1.351                       -
                                                               2004        1.000           1.170                       -

   High Yield Bond Trust (6/04)                                2005        1.076           1.066                       -
                                                               2004        1.009           1.076                       -

   Managed Assets Trust (6/04)                                 2005        1.072           1.088                       -
                                                               2004        1.008           1.072                       -

   Money Market Portfolio (10/97)                              2005        0.994           1.000                       -
                                                               2004        1.000           0.994                       -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        1.050           1.084                       -
                                                               2004        1.000           1.050                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.059           1.188                       -
                                                               2004        1.000           1.059                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.113           1.241                  68,097
                                                               2004        1.000           1.113                       -

   Growth Fund - Class 2 Shares (11/99)                        2005        1.086           1.233                  10,301
                                                               2004        1.000           1.086                       -

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.065           1.102                  11,556
                                                               2004        1.000           1.065                       -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)       2005        1.287           1.609                       -
                                                               2004        1.000           1.287                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)            2005        1.288           1.349                  36,512
                                                               2004        1.000           1.288                       -

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (5/00)                                                      2005        1.023           1.043                       -
                                                               2004        1.000           1.023                       -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (5/00)                                               2005        1.094           1.131                       -
                                                               2004        1.000           1.094                       -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.117           1.203                       -
                                                               2004        1.000           1.117                       -

   Mercury Value Opportunities V.I. Fund - Class III (12/03)   2005        1.120           1.205                       -
                                                               2004        1.000           1.120                       -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.100           1.189                       -
                                                               2004        1.000           1.100                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.262           1.572                  38,853
                                                               2004        1.000           1.262                       -

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.156           1.245                  52,733
                                                               2004        1.000           1.156                       -

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2005        1.120           1.191                       -
                                                               2004        1.000           1.120                       -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (11/99)            2005        1.070           1.090                       -
                                                               2004        1.000           1.070                       -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (8/02)                                             2005        1.055           1.133                       -
                                                               2004        1.000           1.055                       -

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (9/02)                                               2005        1.066           1.079                       -
                                                               2004        1.000           1.066                       -

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2005        1.069           1.124                       -
                                                               2004        1.000           1.069                       -

   Global Life Sciences Portfolio - Service Shares (5/00)      2005        1.039           1.141                       -
                                                               2004        1.000           1.039                       -

   Global Technology Portfolio - Service Shares (5/00)         2005        1.053           1.148                       -
                                                               2004        1.000           1.053                       -

   Worldwide Growth Portfolio - Service Shares (5/00)          2005        1.087           1.122                       -
                                                               2004        1.000           1.087                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.126           1.145                   6,109
                                                               2004        1.000           1.126                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.100           1.110                       -
                                                               2004        1.000           1.100                       -

   Mid-Cap Value Portfolio (5/03)                              2005        1.161           1.228                  44,386
                                                               2004        1.000           1.161                       -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (11/04)    2005        1.063           1.099                       -
                                                               2004        1.029           1.063                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.068           1.065                  54,415
                                                               2004        1.000           1.068                       -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.045           1.046                  16,638
                                                               2004        1.000           1.045                       -

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        1.067           1.118                       -
                                                               2004        1.000           1.067                       -

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.159           1.271                       -
                                                               2004        1.000           1.159                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.193           1.248                  17,538
                                                               2004        1.000           1.193                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.057           1.075                       -
                                                               2004        1.000           1.057                       -

   Investors Fund - Class I (11/99)                            2005        1.080           1.124                       -
                                                               2004        1.000           1.080                       -

   Large Cap Growth Fund - Class I (9/02)                      2005        0.991           1.019                       -
                                                               2004        1.000           0.991                       -

   Small Cap Growth Fund - Class I (11/99)                     2005        1.166           1.196                       -
                                                               2004        1.000           1.166                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.055           1.121                       -
                                                               2004        1.000           1.055                       -

   Convertible Securities Portfolio (6/00)                     2005        1.043           1.023                       -
                                                               2004        1.000           1.043                       -

   Disciplined Mid Cap Stock Portfolio (5/00)                  2005        1.119           1.230                       -
                                                               2004        1.000           1.119                       -

   Equity Income Portfolio (11/99)                             2005        1.102           1.126                       -
                                                               2004        1.000           1.102                       -

   Federated High Yield Portfolio (6/00)                       2005        1.079           1.081                       -
                                                               2004        1.000           1.079                       -

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
Federated Stock Portfolio (5/00)                               2005        1.080           1.111                    -
                                                               2004        1.000           1.080                    -

Large Cap Portfolio (11/99)                                    2005        1.049           1.114                    -
                                                               2004        1.000           1.049                    -

Managed Allocation Series: Aggressive Portfolio (6/05)         2005        1.007           1.073                    -

Managed Allocation Series: Conservative Portfolio (5/05)       2005        1.000           1.026                    -

Managed Allocation Series: Moderate Portfolio (6/05)           2005        1.000           1.042                    -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        0.999           1.060                    -

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                               2005        1.007           1.033                    -

Mercury Large Cap Core Portfolio (11/99)                       2005        1.124           1.231                    -
                                                               2004        1.000           1.124                    -

MFS Emerging Growth Portfolio (11/99)                          2005        1.082           1.048                    -
                                                               2004        1.000           1.082                    -

MFS Mid Cap Growth Portfolio (5/00)                            2005        1.074           1.081                    -
                                                               2004        1.000           1.074                    -

MFS Total Return Portfolio (11/99)                             2005        1.096           1.103                    -
                                                               2004        1.000           1.096                    -

MFS Value Portfolio (7/04)                                     2005        1.127           1.172                    -
                                                               2004        1.002           1.127                    -

Mondrian International Stock Portfolio (5/00)                  2005        1.145           1.226                    -
                                                               2004        1.000           1.145                    -

Pioneer Fund Portfolio (5/03)                                  2005        1.093           1.133                    -
                                                               2004        1.000           1.093                    -

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------       ---------------
   Pioneer Mid Cap Value Portfolio (5/05)                      2005        1.000           1.058                     -

   Pioneer Strategic Income Portfolio (6/00)                   2005        1.104           1.119                     -
                                                               2004        1.000           1.104                     -

   Strategic Equity Portfolio (11/99)                          2005        1.098           1.095                     -
                                                               2004        1.000           1.098                     -

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.031           1.131                     -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.103                     -

   Travelers Quality Bond Portfolio (5/00)                     2005        1.032           1.025                     -
                                                               2004        1.000           1.032                     -

   U.S. Government Securities Portfolio (6/04)                 2005        1.073           1.094                     -
                                                               2004        1.014           1.073                     -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.998           0.998                     -
                                                               2004        1.000           0.998                     -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                 2005        1.131           1.151                     -
                                                               2004        1.000           1.131                     -

   Enterprise Portfolio - Class II Shares (6/01)               2005        1.038           1.094                     -
                                                               2004        1.000           1.038                     -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (5/00)             2005        1.107           1.262                     -
                                                               2004        1.000           1.107                     -

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (8/01)                                                      2005        1.040           1.227                     -
                                                               2004        1.000           1.040                     -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.227           1.416                     -
                                                               2004        1.000           1.227                     -

                                      NOTES


The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units outstanding at end of year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.



Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.



Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.



Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.



On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into the Traveler Series Trust: MFS Mid Cap Growth Portfolio, which is no longer available as a funding option.



On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by the Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares, and is no longer available as a funding option.



On 02/25/2005, The Neuberger Berman Equity Assets: Newberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.



On 02/25/2005, the Greenwich Street Series Funds:Diversified Strategic Income Portfolio was replaced by the Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.



On 02/25/2005, the Smith Barney Equity Funds: Smith Barney Social Awareness Fund
- Class A was replaced by the Travelers Series Fund, Inc: Social Awareness Stock Portfolio, and is no longer available as a funding option.



On 02/25/2005, the Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by the Travelers Series Trust: U.S. Government Securities Portfolio, and is no longer available as a funding option.



AIM Variable Insurance Funds, Inc. : AIM Premier Equity Fund - Series I is no longer available to new contract owners.



Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners



Janus Aspen Series: Balanced Portfolio - Service Shares - is no longer available to new contract owners



Janus Aspen Series: Global Life Sciences Portfolio - Service Share is no longer available to new contract owners

Janus Aspen Series: World Wide Growth Portfolio - Service Shares is no longer available to new contract holders.



Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Share is no longer available to new contract owners.



Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.



Van Kampen Life Investment Trust: Enterprise Portfolio - Class II Shares is no longer available to new contract holders.



AIM V.I. Premier Equity Fund - Series I is no longer available to new contract owners.



Credit Suisse Emerging Markets Portfolio is no longer available to new contract owners.



Fixed Fund is no longer available to new contract owners.



Janus Aspen Balanced Portfolio - Service Shares is no longer available to new contract owners.



Janus Aspen Global Life Sciences Portfolio - Service Shares is no longer available to new contract owners.

                                   APPENDIX C

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirement, general economic trends and competitive factors.

TRANSFERS

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the contract date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual contract date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX D

                  WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME
                  CONFINEMENT (AVAILABLE ONLY IF ENHANCED DEATH
                           BENEFIT IS ELECTED AND THE
       ANNUITANT IS AGE 70 OR YOUNGER ON THE DATE THE CONTRACT IS ISSUED.)

If, after the first Contract Year and before the Maturity Date, the Annuitant begins confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty
(60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital that:

       (a) is Medicare approved as a provider of skilled nursing care services and

       (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism

                                       OR

Meets all of the following standards:

       (a) is licensed as a nursing care facility by the state in which it is licensed

       (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility

       (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care

       (d) provides, as a primary function, nursing care and room and board; and charges for these services

       (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN)

       (f) may provide care by a licensed physical, respiratory, occupational or speech therapist and

       (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:

       (a) mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

       (b) the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

       (c) the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

       (d) sensitivity to drugs voluntarily taken, unless prescribed by a physician

       (e) drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next Valuation Date following written proof of claim, less any Purchase Payments made within a one -- year period before confinement in an eligible nursing home begins, less any Purchase Payment Credits applied within 12 months of the date of the withdrawal, less any Purchase Payments made on or after the Annuitant's 71st birthday.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX E

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:



                          The Insurance Company
                          Principal Underwriter
                          Distribution and Principal Underwriting Agreement Valuation of Assets
                          Federal Tax Considerations
                          Independent Registered Public Accounting Firm Condensed Financial Information
                          Financial Statements



Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below and mail to us at One Cityplace, 185 Asylum St., 3 CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-05-09-86 and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-05-09-86.



Name:
          -----------------------------------
Address:
          -----------------------------------

          -----------------------------------

          -----------------------------------

Check Box:

          [ ] MIC-Book-05-09-86

          [ ] MLAC-Book-05-09-86

                       THIS PAGE INTENTIONALLY LEFT BLANK.



Book 09                                                              May 1, 2006

           VINTAGE XTRA (SERIES II)(SM) VARIABLE ANNUITY PROSPECTUS:
                METLIFE OF CT FUND BD III FOR VARIABLE ANNUITIES
                 METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES



This Prospectus describes VINTAGE XTRA (SERIES II) VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively)*. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts." You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. If you select Variable Funding Options, your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available for contracts purchased on or after May 1, 2006 are:



AMERICAN FUNDS INSURANCE SERIES -- CLASS 2
   American Funds Global Growth Fund
   American Funds Growth Fund
   American Funds Growth-Income Fund
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - Class 2
   Franklin Income Securities Fund
   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund
JANUS ASPEN SERIES - SERVICE SHARES
   Mid Cap Growth Portfolio
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. - CLASS I+
   Legg Mason Partners Variable Investors Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II+
   Legg Mason Partners Variable Appreciation Portfolio+
   Legg Mason Partners Variable Equity Index Portfolio - Class II+
   Legg Mason Partners Variable Fundamental Value Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.+
   Legg Mason Partners Variable Adjustable Rate Income Portfolio+
   Legg Mason Partners Variable Aggressive Growth Portfolio+
   Legg Mason Partners Variable High Income Portfolio+
   Legg Mason Partners Variable Large Cap Growth Portfolio+
   Legg Mason Partners Variable Mid Cap Core Portfolio+
   Legg Mason Partners Variable Money Market Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV+
   Legg Mason Partners Variable Multiple Discipline Portfolio - All Cap Growth
      and Value+
   Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap
      Growth and Value+
   Legg Mason Partners Variable Multiple Discipline Portfolio - Global All Cap
      Growth and Value+

   Legg Mason Partners Variable Multiple Discipline Portfolio - Large Cap Growth and Value+

LEGG MASON PARTNERS VARIABLE PORTFOLIOS V+
   Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio+

MET INVESTORS SERIES TRUST
   Dreman Small-Cap Value Portfolio - Class A+
   Harris Oakmark International Portfolio - Class A+
   Janus Capital Appreciation Portfolio - Class A+
   Lord Abbett Growth and Income Portfolio - Class B+
   Lord Abbett Mid-Cap Value Portfolio - Class B+
   Mercury Large-Cap Core Portfolio - Class A+
   Met/AIM Capital Appreciation Portfolio - Class A+
   Met/AIM Small Cap Growth Portfolio - Class A+
   MFS(R) Value Portfolio - Class A+
   Neuberger Berman Real Estate Portfolio - Class A+
   Pioneer Fund Portfolio - Class A+
   Pioneer Mid-Cap Value Portfolio - Class A+
   Pioneer Strategic Income Portfolio - Class A+
   Third Avenue Small Cap Value Portfolio - Class B+
METROPOLITAN SERIES FUND, INC.

   BlackRock Aggressive Growth Portfolio - Class D+

   BlackRock Bond Income Portfolio - Class E+
   Capital Guardian U.S. Equity Portfolio - Class A+
   FI Large Cap Portfolio - Class A+
   FI Value Leaders Portfolio - Class D+
   MFS(R) Total Return Portfolio - Class F+
   Oppenheimer Global Equity Portfolio - Class B+
PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE CLASS
   Real Return Portfolio
   Total Return Portfolio
PUTNAM VARIABLE TRUST - CLASS IB
   Putnam VT Small Cap Value Fund
VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio - Service Class
   VIP Mid Cap Portfolio - Service Class 2

METROPOLITAN SERIES FUND, INC. - ASSET ALLOCATION PORTFOLIOS - CLASS B
   MetLife Conservative Allocation Portfolio+
   MetLife Conservative to Moderate Allocation Portfolio+
   MetLife Moderate Allocation Portfolio+
   MetLife Moderate to Aggressive Allocation Portfolio+
   MetLife Aggressive Allocation Portfolio+



(+) This Variable Funding Option has been subject to a merger, substitution or name change. Please see "The Annuity Contract--The Variable Funding Options" for more information.



*TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.



We also offer variable annuity contracts that do not have Purchase Payment Credits, and therefore may have lower fees. Over time, the value of the Purchase Payment Credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you. The Contract, certain contract features and/or some of the funding options may not be available in all states. This Prospectus provides the information that you should know before investing in the Contract. Please keep this Prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this Prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3 CP, Hartford, Connecticut 06103-3415, call 1-800-842-9328 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.



NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                           PROSPECTUS DATED MAY 1 2006

                                TABLE OF CONTENTS


Glossary .......................................    3
Summary ........................................    5
Fee Table ......................................    9
Condensed Financial Information ................   18
The Annuity Contract ...........................   18
   Contract Owner Inquiries ....................   19
   Purchase Payments ...........................   19
   Purchase Payment Credits ....................   19
   Accumulation Units ..........................   20
   The Variable Funding Options ................   20
Fixed Account ..................................   27
Charges and Deductions .........................   27
   General .....................................   27
   Withdrawal Charge ...........................   28
   Free Withdrawal Allowance ...................   29
   Transfer Charge .............................   29
   Administrative Charges ......................   29
   Mortality and Expense Risk Charge ...........   29
   Variable Liquidity Benefit Charge ...........   29
   Enhanced Stepped-Up Provision Charge ........   30
   Guaranteed Minimum Withdrawal Benefit
    Charge .....................................   30
   Guaranteed Minimum Accumulation Benefit

    Charge .....................................   30
   Variable Funding Option Expenses ............   30
   Premium Tax .................................   30
   Changes in Taxes Based upon Premium
     or
     Value .....................................   30
Transfers ......................................   31
Market Timing/Excessive Trading ................   31
   Dollar Cost Averaging .......................   32
Access to Your Money ...........................   33
   Systematic Withdrawals ......................   33
Ownership Provisions ...........................   34
   Types of Ownership ..........................   34
     Contract Owner ............................   34
     Beneficiary ...............................   34
     Annuitant .................................   34

Death Benefit ..................................   35
   Death Proceeds before the Maturity Date .....   35
   Enhanced Stepped-up Provision ...............   37
   Payment of Proceeds .........................   38
   Spousal Contract Continuance ................   40
   Beneficiary Contract Continuance ............   40
   Planned Death Benefit .......................   41
   Death Proceeds after the Maturity Date ......   41
 Living Benefits ...............................   41
   Guaranteed Minimum Withdrawal Benefit .......   41
   Guaranteed Minimum Accumulation Benefit .....   47
The Annuity Period .............................   53
   Maturity Date ...............................   53
   Allocation of Annuity .......................   53
   Variable Annuity ............................   53
   Fixed Annuity ...............................   54
Payment Options ................................   54
   Election of Options .........................   54
   Annuity Options .............................   55
   Variable Liquidity Benefit ..................   55
Miscellaneous Contract Provisions ..............   55
   Right to Return .............................   55
   Termination .................................   56
   Required Reports ............................   56
   Suspension of Payments ......................   56
The Separate Accounts ..........................   56
   Performance Information .....................   57
Federal Tax Considerations .....................   57
   General Taxation of Annuities ...............   57
   Types of Contracts: Qualified and
     Non-qualified .............................   58
   Qualified Annuity Contracts .................   58
     Taxation of Qualified Annuity Contracts ...   58
     Mandatory Distributions for Qualified Plans   58
   Non-qualified Annuity Contracts .............   58
     Diversification Requirements for
       Variable Annuities ......................   59

     Ownership of the Investments ..............   59
     Taxation of Death Benefit Proceeds ........   60
   Other Tax Considerations ....................   60

     Treatment of Charges for Optional
       Benefits ................................   60

     Puerto Rico Tax Considerations ............   60
     Non-Resident Aliens .......................   60
Other Information ..............................   61
   The Insurance Companies .....................   61
   Financial Statements ........................   61
   Distribution of Variable Annuity Contracts ..   61

   Conformity with State and Federal Laws ......   63
   Voting Rights ...............................   63
   Restrictions on Financial Transactions ......   63
   Legal Proceedings ...........................   63
Appendix A: Condensed Financial
   Information for MetLife of CT Fund
     BD III for Variable Annuities .............  A-1
Appendix B: Condensed Financial
   Information for MetLife of CT Fund
     BD IV for Variable Annuities ..............  B-1
Appendix C: The Fixed Account ..................  C-1
Appendix D: Contents of the Statement of
   Additional Information ......................  D-1

                                    GLOSSARY


ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.



ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.



ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.



ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments. CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted. CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.



CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.



CONTRACT DATE -- the date on which the Contract is issued.



CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.



CONTRACT VALUE -- Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.



CONTRACT YEARS -- twelve month periods beginning with the Contract Date.



DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.



DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.



FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.



HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.



MATURITY DATE -- the date on which the Annuity Payments are to begin.



PAYMENT OPTION -- an annuity or income option elected under your Contract.



PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.



PURCHASE PAYMENT CREDIT -- an amount credited to your Contract Value that equals a percentage of each Purchase Payment made.



QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401(a), 403(b) or 408(b) of the Code.



SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.



SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.



UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.



VALUATION DATE -- a date on which a Subaccount is valued.



VALUATION PERIOD -- the period between successive valuations.



VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.



WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.



WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.



YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                    VINTAGE XTRA (SERIES II) VARIABLE ANNUITY



THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.



WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut, ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors the MetLife of CT Fund BD III for Variable Annuities ("Fund BD III"); MetLife Life and Annuity Company of Connecticut sponsors the MetLife of CT Fund BD IV for Variable Annuities ("Fund BD IV"). When we refer to the Separate Account, we are referring to either Fund BD III or Fund BD IV, depending upon your issuing Company.



You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.


During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.



WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b) or 408(b) of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.


You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds) minus any Purchase Payment Credits. Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state permits, we will refund your full Purchase Payment minus any Purchase Payment Credits. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed) minus any Purchase Payment Credits. We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credits. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the

Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.40% for the Standard Death Benefit, 1.50% for the Step-Up Death Benefit and 1.70% for the Roll-Up Death Benefit. For Contracts with a value of less than $100,000, we also deduct an annual contract administrative charge of $40. Each Underlying Fund also charges for management costs and other expenses.



We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn. The maximum percentage is 8%, decreasing to 0% after nine full years.


If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.15% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments, Purchase Payment Credits and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.


For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Managed Distribution Program").


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.


WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of beneficiary or spousal contract continuance. Please refer to the Death Benefit section in the Prospectus for more details.



WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this Prospectus provides more information about Accumulation Unit values.


ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

- PURCHASE PAYMENT CREDITS. For each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal at least 4% of the Purchase Payment. The expenses for a contract with Purchase Payment Credits are higher than a similar contract without Purchase Payment Credits, and the additional expenses attributable to the credits may more than offset the amount of the Purchase Payment Credit.



      For Contracts issued between June 1, 2004 and August 31, 2004, and Contracts issued on or after December 1, 2004, the current Purchase Payment Credit is equal to 6% of each Purchase Payment received. This Purchase Payment Credit increase does not apply retroactively to contracts issued before June 1, 2004 or between September 1, 2004 and November 30, 2004. For contracts issued from December 1, 2004 until the date we change or rescind this Purchase Payment Credit increase, the 6% Purchase Payment Credit will apply to your initial purchase payment and each subsequent purchase payment received by us whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received.



      For Contracts issued before June 1, 2004, Contracts issued between September 1, 2004 and November 30, 2004, and any Contracts issued when a Purchase Payment Credit increase is not in effect, for the initial Purchase Payment and for any additional Purchase Payments made during the first Contract Year, we will determine the amount of the credit based on the greater age of the Contract Owner or the Annuitant at the time the Contract is issued. For additional Purchase Payments made subsequent to the first Contract Year, the amount of the credit will be determined by the greater attained age of the Contract Owner or the Annuitant at the time we receive the Purchase Payment. If the greater attained age is 69 or less, the credit is 5%. If the greater attained age is 70 through age 80, the credit is 4%.


      The expenses for a Contract with Purchase Payment Credits are higher than a similar contract without Purchase Payment Credits, and the additional expenses attributable to the credits may offset the amount of the Purchase Payment Credit.

- DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

- SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

- AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

- MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

- ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

- SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

- BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

- GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

- GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE...................................    8%(1)
(as a percentage of the Purchase Payments and any associated Purchase Payment
Credits withdrawn)

TRANSFER CHARGE.....................................  $10(2)
(assessed on transfers that exceed 12 per year)

VARIABLE LIQUIDITY BENEFIT CHARGE...................    8%(3)
(as a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity
Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE...............  $40(4)

----------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:

    YEARS SINCE PURCHASE PAYMENT MADE        WITHDRAWAL CHARGE
-----------------------------------------    -----------------
GREATER THAN OR EQUAL TO    BUT LESS THAN
------------------------    -------------
         0 years               3 years             8%
         3 years               4 years             7%
         4 years               5 years             6%
         5 years               6 years             5%
         6 years               7 years             4%
         7 years               8 years             3%
         8 years               9 years             2%
        9+ years                  --               0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:


   YEARS SINCE INITIAL PURCHASE PAYMENT      WITHDRAWAL CHARGE
-----------------------------------------    -----------------
GREATER THAN OR EQUAL TO    BUT LESS THAN
------------------------    -------------
        0 years                3 years              8%
        3 years                4 years              7%
        4 years                5 years              6%
        5 years                6 years              5%
        6 years                7 years              4%
        7 years                8 years              3%
        8 years                9 years              2%
       9 + years                  --                0%


(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)


We will assess a mortality and expense risk charge ("M&E") of 1.40% and a administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB
III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:



                                                              STANDARD DEATH  STEP-UP DEATH  ROLL-UP DEATH
                                                                  BENEFIT        BENEFIT        BENEFIT
                                                              --------------  -------------  -------------
Mortality and Expense Risk Charge ..........................      1.40%(5)        1.50%(5)       1.70%(5)
Administrative Expense Charge ..............................      0.15%           0.15%          0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
FEATURES SELECTED ..........................................      1.55%           1.65%          1.85%
Optional E.S.P. Charge .....................................      0.15%           0.15%          0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
SELECTED ...................................................      1.70%           1.80%          2.00%
Optional GMAB Charge .......................................      0.50%           0.50%          0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
SELECTED ...................................................      2.05%           2.15%          2.35%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMAB SELECTED(6) ...........................................      2.20%           2.30%          2.50%
Optional GMWB I Charge (maximum upon reset) ................      1.00%(7)        1.00%(7)       1.00%(7)
Optional GMWB II Charge (maximum upon reset) ...............      1.00%(7)        1.00%(7)       1.00%(7)
Optional GMWB III Charge ...................................      0.25%           0.25%          0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
SELECTED ...................................................      2.55%           2.65%          2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
SELECTED ...................................................      2.55%           2.65%          2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III
ONLY SELECTED ..............................................      1.80%           1.90%          2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB I SELECTED ............................................      2.70%           2.80%          3.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB II SELECTED ...........................................      2.70%           2.80%          3.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
GMWB III SELECTED ..........................................      1.95%           2.05%          2.25%



----------
(5) We are waiving the Mortality and Expense Risk charge in an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust.



(6)   GMAB and GMWB cannot both be elected.



(7) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (unless otherwise indicated):



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the Prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9328.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                        MINIMUM   MAXIMUM
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses)    0.47%     4.47%



UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)



                                    DISTRIBUTION               TOTAL    CONTRACTUAL FEE  NET TOTAL
                                      AND/OR                  ANNUAL         WAIVER       ANNUAL
                       MANAGEMENT  SERVICE(12B-1)   OTHER    OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND:          FEE          FEES        EXPENSES  EXPENSES    REIMBURSEMENT   EXPENSES**
---------------------  ----------  --------------  --------  ---------  ---------------  ----------
AMERICAN FUNDS
INSURANCE SERIES
   American Funds
     Global
     Growth Fund
     - Class 2*           0.58%          0.25%       0.04%     0.87%           --        0.87%
   American Funds
     Growth Fund
     - Class 2*           0.33%          0.25%       0.02%     0.60%           --        0.60%
   American Funds
     Growth-Income
     Fund - Class 2*      0.28%          0.25%       0.01%     0.54%           --        0.54%
FRANKLIN
   TEMPLETON
   VARIABLE
   INSURANCE
   PRODUCTS TRUST
   Franklin
     Income
     Securities
     Fund - Class
     2*                   0.46%          0.25%       0.02%     0.73%           --        0.73%(1)(2)
   Franklin
     Small-Mid
     Cap Growth
     Securities
     Fund - Class 2*+     0.48%          0.25%       0.28%     1.01%         0.02%       0.99%(2)(3)
   Templeton
     Developing
     Markets
     Securities
     Fund - Class 2*      1.24%          0.25%       0.29%     1.78%           --        1.78%
   Templeton
     Foreign
     Securities
     Fund - Class 2*      0.65%          0.25%       0.17%     1.07%         0.05%       1.02%(3)
JANUS ASPEN SERIES
   Mid Cap Growth
     Portfolio -
     Service
     Shares*              0.64%          0.25%       0.03%     0.92%           --        0.92%
LAZARD
   RETIREMENT
   SERIES, INC
   Lazard
     Retirement
     Small Cap
     Portfolio*           0.75%          0.25%       0.22%     1.22%           --        1.22%
LEGG MASON
   PARTNERS
   INVESTMENT
   SERIES
   Legg Mason
     Partners
     Variable
     Dividend
     Strategy
     Portfolio+++         0.65%            --        0.21%     0.86%           --        0.86%
   Legg Mason
     Partners
     Variable
     Premier
     Selections
     All Cap
     Growth
     Portfolio+++         0.75%            --        0.19%     0.94%           --        0.94%
LEGG MASON
   PARTNERS
   VARIABLE
   PORTFOLIOS I,
   INC
   Legg Mason
     Partners
     Variable
     All Cap
     Portfolio -
     Class I+             0.75%            --        0.07%     0.82%           --        0.82%
   Legg Mason
     Partners
     Variable
     Investors
     Portfolio -
     Class I              0.65%            --        0.06%     0.71%           --        0.71%

                                    DISTRIBUTION               TOTAL    CONTRACTUAL FEE  NET TOTAL
                                      AND/OR                  ANNUAL         WAIVER       ANNUAL
                       MANAGEMENT  SERVICE(12B-1)   OTHER    OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND:          FEE          FEES        EXPENSES  EXPENSES    REIMBURSEMENT   EXPENSES**
---------------------  ----------  --------------  --------  ---------  ---------------  ----------
   Legg Mason
     Partners
     Variable
     Small Cap
     Growth
     Portfolio -
     Class I+             0.75%            --        0.22%     0.97%           --        0.97%
LEGG MASON
   PARTNERS
   VARIABLE
   PORTFOLIOS II
   Legg Mason
     Partners
     Variable
     Appreciation
     Portfolio            0.70%            --        0.02%     0.72%           --        0.72%
   Legg Mason
     Partners
     Variable
     Diversified
     Strategic
     Income
     Portfolio+           0.65%            --        0.12%     0.77%           --        0.77%
   Legg Mason
     Partners
     Variable
     Equity
     Index
     Portfolio -
     Class II*            0.31%          0.25%       0.03%     0.59%           --        0.59%
   Legg Mason
     Partners
     Variable
     Fundamental
     Value
     Portfolio            0.75%            --        0.03%     0.78%           --        0.78%
LEGG MASON
   PARTNERS
   VARIABLE
   PORTFOLIOS
   III, INC
   Legg Mason
     Partners
     Variable
     Adjustable
     Rate Income
     Portfolio*++         0.55%          0.25%       0.28%     1.08%           --        1.08%(4)
   Legg Mason
     Partners
     Variable
     Aggressive
     Growth
     Portfolio++          0.75%            --        0.02%     0.77%           --        0.77%(4)
   Legg Mason
     Partners
     Variable
     High Income
     Portfolio++          0.60%            --        0.06%     0.66%           --        0.66%
   Legg Mason
     Partners
     Variable
     Large Cap
     Growth
     Portfolio++          0.75%            --        0.04%     0.79%           --        0.79%(4)
   Legg Mason
     Partners
     Variable
     Mid Cap
     Core
     Portfolio++          0.75%            --        0.07%     0.82%           --        0.82%
   Legg Mason
     Partners
     Variable
     Money
     Market
     Portfolio++          0.45%            --        0.02%     0.47%           --        0.47%(4)
LEGG MASON
   PARTNERS
   VARIABLE
   PORTFOLIOS IV
   Legg Mason
     Partners
     Variable
     Multiple
     Discipline
     Portfolio -
     All Cap
     Growth and
     Value*               0.75%          0.25%       0.06%     1.06%           --        1.06%
   Legg Mason
     Partners
     Variable
     Multiple
     Discipline
     Portfolio -
     Balanced
     All Cap
     Growth and
     Value*               0.75%          0.25%       0.06%     1.06%           --        1.06%
   Legg Mason
     Partners
     Variable
     Multiple
     Discipline
     Portfolio -
     Global All
     Cap Growth
     and Value*           0.75%          0.25%       0.15%     1.15%           --        1.15%
   Legg Mason
     Partners
     Variable
     Multiple
     Discipline
     Portfolio -
     Large Cap
     Growth and
     Value*               0.75%          0.25%       0.24%     1.24%           --        1.24%
LEGG MASON
   PARTNERS
   VARIABLE
   PORTFOLIOS V
   Legg Mason
     Partners
     Variable
     Small Cap
     Growth
     Opportunities
     Portfolio            0.75%            --        0.30%     1.05%           --        1.05%

                                    DISTRIBUTION               TOTAL    CONTRACTUAL FEE  NET TOTAL
                                      AND/OR                  ANNUAL         WAIVER       ANNUAL
                       MANAGEMENT  SERVICE(12B-1)   OTHER    OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND:          FEE          FEES        EXPENSES  EXPENSES    REIMBURSEMENT   EXPENSES**
---------------------  ----------  --------------  --------  ---------  ---------------  ----------
MET INVESTORS
   SERIES TRUST
   Dreman
     Small-Cap
     Value
     Portfolio -
     Class A              0.83%            --        3.64%     4.47%         3.37%       1.10%(5)
   Harris Oakmark
     International
     Portfolio -
     Class A              0.82%            --        0.13%     0.95%           --        0.95%
   Janus Capital
     Appreciation
     Portfolio -
     Class A              0.65%            --        0.09%     0.74%           --        0.74%(5)
   Lord Abbett
     Growth and
     Income
     Portfolio -
     Class B*             0.50%          0.25%       0.04%     0.79%           --        0.79%(5)
   Lord Abbett
     Mid-Cap
     Value
     Portfolio -
     Class B*             0.68%          0.25%       0.08%     1.01%           --        1.01%
   Mercury
     Large-Cap
     Core
     Portfolio -
     Class A              0.78%            --        0.12%     0.90%           --        0.90%(5)
   Met/AIM
     Capital
     Appreciation
     Portfolio -
     Class A              0.76%            --        0.05%     0.81%           --        0.81%(5)
   Met/AIM Small
     Cap Growth
     Portfolio -
     Class A              0.90%            --        0.10%     1.00%           --        1.00%(5)
   MFS(R) Value
     Portfolio -
     Class A              0.73%            --        0.24%     0.97%           --        0.97%(5)
   Neuberger
     Berman Real
     Estate
     Portfolio -
     Class A              0.67%            --        0.03%     0.70%           --        0.70%
   Pioneer Fund
     Portfolio -
     Class A              0.75%            --        0.28%     1.03%         0.03%       1.00%(5)
   Pioneer
     Mid-Cap
     Value
     Portfolio -
     Class A              0.75%            --        2.84%     3.59%         2.59%       1.00%(5)
   Pioneer
     Strategic
     Income
     Portfolio -
     Class A              0.73%            --        0.09%     0.82%           --        0.82%(5)
   Third Avenue
     Small Cap
     Value
     Portfolio -
     Class B*             0.75%          0.25%       0.05%     1.05%           --        1.05%
METROPOLITAN
   SERIES FUND,
   INC
   BlackRock
     Aggressive
     Growth
     Portfolio -
     Class D*             0.73%          0.10%       0.06%     0.89%           --        0.89%
   BlackRock Bond
     Income
     Portfolio -
     Class E*             0.40%          0.15%       0.07%     0.62%           --        0.62%(6)
   Capital
     Guardian
     U.S. Equity
     Portfolio -
     Class A              0.67%            --        0.06%     0.73%           --        0.73%
   FI Large Cap
     Portfolio -
     Class A              0.80%            --        0.06%     0.86%           --        0.86%(7)
   FI Value
     Leaders
     Portfolio -
     Class D*             0.66%          0.10%       0.07%     0.83%           --        0.83%
   MFS(R) Total
     Return
     Portfolio -
     Class F*             0.57%          0.20%       0.16%     0.93%           --        0.93%
   Oppenheimer
     Global
     Equity
     Portfolio -
     Class B*             0.60%          0.25%       0.33%     1.18%           --        1.18%
   T. Rowe Price
     Large Cap
     Growth
     Portfolio -
     Class B*+            0.60%          0.25%       0.12%     0.97%           --        0.97%(9)
PIMCO VARIABLE
   INSURANCE TRUST
   Real Return
     Portfolio -
     Administrative
     Class                0.25%           ---        0.41%     0.66%           --        0.66%(10)
   Total Return
     Portfolio -
     Administrative
     Class                0.25%           ---        0.40%     0.65%           --        0.65%
PUTNAM VARIABLE
   TRUST
   Putnam VT
     International
     Equity Fund
     - Class IB*+         0.75%          0.25%       0.18%     1.18%           --        1.18%

                                    DISTRIBUTION               TOTAL    CONTRACTUAL FEE  NET TOTAL
                                      AND/OR                  ANNUAL         WAIVER       ANNUAL
                       MANAGEMENT  SERVICE(12B-1)   OTHER    OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND:          FEE          FEES        EXPENSES  EXPENSES    REIMBURSEMENT   EXPENSES**
---------------------  ----------  --------------  --------  ---------  ---------------  ----------
   Putnam VT
     Small Cap
     Value Fund -
     Class IB*            0.76%          0.25%       0.08%     1.09%           --        1.09%
VAN KAMPEN LIFE
   INVESTMENT
   TRUST
   Emerging
     Growth
     Portfolio -
     Class I+             0.70%            --        0.07%     0.77%           --        0.77%
VARIABLE
   INSURANCE
   PRODUCTS FUND
   VIP
     Contrafund(R)
     Portfolio -
     Service
     Class*               0.57%          0.10%       0.09%     0.76%           --        0.76%
   VIP Mid Cap
     Portfolio -
     Service
     Class 2*             0.57%          0.25%       0.12%     0.94%           --        0.94%



                                                                                                                   NET TOTAL
                                                                                                                    ANNUAL
                                                                                                                   OPERATING
                                                                                                                   EXPENSES
                                                   DISTRIBUTION                        CONTRACTUAL                 INCLUDING
                                                      AND/OR                 TOTAL     FEE WAIVER    NET TOTAL        NET
                                                     SERVICE                ANNUAL       AND/OR       ANNUAL      EXPENSES OF
                                       MANAGEMENT    (12B-1)      OTHER    OPERATING     EXPENSE     OPERATING    UNDERLYING
            UNDERLYING FUND:              FEE         FEES       EXPENSES   EXPENSES  REIMBURSEMENT  EXPENSES**   PORTFOLIOS
-------------------------------------  ----------  ------------  --------  ---------  -------------  ----------  -------------
METROPOLITAN SERIES FUND, INC
MetLife Conservative Allocation
   Portfolio -- Class B*                  0.10%       0.25%        0.95%     1.30%       0.95%          0.35%    0.98%(11)(12)
MetLife Conservative to Moderate
   Allocation Portfolio -- Class B*       0.10%       0.25%        0.31%     0.66%       0.31%          0.35%    1.00%(11)(12)
MetLife Moderate Allocation Portfolio
   -- Class B*                            0.10%       0.25%        0.19%     0.54%       0.19%          0.35%    1.04%(11)(12)
MetLife Moderate to Aggressive
   Allocation Portfolio -- Class B*       0.10%       0.25%        0.24%     0.59%       0.24%          0.35%    1.06%(11)(12)
MetLife Aggressive Allocation
   Portfolio -- Class B*                  0.10%       0.25%        1.66%     2.01%       1.66%          0.35%    1.07%(11)(12)



--------------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).



** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.



+     Closed to new investors.



++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.



NOTES



(1)   The Fund administration fee is paid indirectly through the management fee.



(2) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate at 0.25% per year.



(3) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC).



(4) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on November 1, 2005.



(5) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentages: 1.10% for the Dreman Small-Cap Value Portfolio, 1.05% for the Met/AIM Small Cap Growth Portfolio, 1.00% for the Pioneer Fund Portfolio and 1.00% for the Pioneer Mid-Cap Value Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits. Certain amounts were recouped by the investment manager during 2005. The amounts repaid are reflected in Other Expenses and equal 0.04% for the Met/AIM Small Cap Growth Portfolio. Fees and expenses for the following Portfolios are estimated for the year ending December 31, 2006: Dreman Small-Cap Value Portfolio, Janus Capital Appreciation Portfolio, Mercury Large-Cap Core Portfolio, Met/AIM Capital Appreciation Portfolio, MFS(R) Value Portfolio, Pioneer Fund Portfolio, Pioneer Mid-Cap Value Portfolio and Pioneer Strategic Income Portfolio. For Lord Abbett Growth and Income Portfolio, the Management Fee in the table has been restated to reflect a new fee schedule that became effective on January 1, 2006.



(6) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses)payable by the Portfolio, in the following amount: 0.025% on assets in excess of $1 billion and less than $2 billion.



(7) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.



(8) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on May 1, 2006.




(9) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.015% on the first $50 million of assets.



(10) Ratio of expenses to average net assets excluding interest expense is 0.65%.



(11) Our affiliate, MetLife Advisers, LLC (the "adviser"), has contractually agreed, for the period May 1, 2006 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) to 0.35%. This subsidy is subject to the Portfolio's obligation to repay the adviser in future years, if any, when the Portfolio's expenses for any Class fall below the expense limit for that Class which was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.



(12) These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Because these portfolios invest in other underlying portfolios, each of these portfolios also will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the investment management fee. The total expenses of the underlying portfolios (after any applicable fee waivers and expense reimbursements) as of December 31, 2005 are: 0.63% for the MetLife Conservative Allocation Portfolio; 0.65% for the MetLife Conservative to Moderate Allocation Portfolio; 0.69% for the MetLife Moderate Allocation Portfolio; 0.71% for the MetLife Moderate to Aggressive Allocation Portfolio; and 0.72% for the MetLife Aggressive Allocation Portfolio. The total annual operating expenses of the portfolios (before any applicable expense limitations), including the total operating expenses of the underlying portfolios (before any applicable expense limitations) as of December 31, 2005 are: 1.93% for the MetLife Conservative Allocation Portfolio, 1.31% for the MetLife Conservative to Moderate Allocation Portfolio; 1.23% for the MetLife Moderate Allocation Portfolio, 1.30% for the MetLife Moderate to Aggressive Allocation Portfolio, and 2.73% for the MetLife Aggressive Allocation Portfolio. Investors may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the Portfolio. An investor who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

EXAMPLE



This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.



This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.



The example assumes you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The example assumes that the maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit (GMWB I or II) applies in all contract years. Your actual expenses will be less than those shown if you do not elect all of the optional benefits. The GMAB and the GMWB cannot both be elected.



EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the GMWB I or GMWB II (assuming the maximum charge of 1.00% applies in all contract years).



                                        IF CONTRACT IS SURRENDERED AT THE   IF CONTRACT IS NOT SURRENDERED OR
                                               END OF PERIOD SHOWN          ANNUITIZED AT END OF PERIOD SHOWN
                                        ----------------------------------  ----------------------------------
FUNDING OPTION                          1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
--------------                          ------  -------  -------  --------  ------  -------  -------  --------
Underlying Fund with Maximum Total
Annual Operating Expenses ............   1584     3099     4347     7084      784     2299     3747     7084
Underlying Fund with Minimum Total
Annual Operating Expenses ............   1168     1917     2482     3873      368     1117     1882     3873


                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT


Vintage XTRA (Series II) Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the Prospectus -- it is not the Contract. The Prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this Prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options, and one Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.


The Contract is available for purchase to owners and Annuitants age 80 or under as of the Contract Date. The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.



                                        MAXIMUM AGE BASED ON THE OLDER OF THE
        DEATH BENEFIT/OPTIONAL                      OWNER AND
                FEATURE                 ANNUITANT ON THE CONTRACT/RIDER DATE
--------------------------------------  -------------------------------------
Deferred Annual Step Up Death Benefit
(Standard Death Benefit)                                80
Step Up Death Benefit                                   75
Roll Up Death Benefit                                   75
Enhanced Stepped-Up Provision (E.S.P.)                  75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.


Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial or personal tax adviser to determine if this Contract is appropriate for you.


CONTRACT OWNER INQUIRIES


Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9328.


PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional Purchase Payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

PURCHASE PAYMENT CREDITS


For Contracts issued before June 1, 2004, Contracts issued between September 1, 2004 and November 30, 2004, and any Contracts issued when a Purchase Payment Credit increase is not in effect, for the initial Purchase Payment and for any additional Purchase Payments made during the first Contract Year, we will determine the amount of the credit based on the greater age of the Contract Owner or the Annuitant at the time the Contract is issued. For additional Purchase Payments made subsequent to the first Contract Year, the amount of the credit will be determined by the greater attained age of the Contract Owner or the Annuitant at the time we receive the Purchase Payment. If the greater attained age is 69 or less, the credit is 5%. If the greater attained age is 70 through age 80, the credit is 4%.



For Contracts issued between June 1, 2004 and August 31, 2004, and Contracts issued on or after December 1, 2004 until the date we change or rescind the Purchase Payment Credit increase, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 6.0% of the Purchase Payment.



We reserve the right to change or rescind this Purchase Payment Credit increase for contracts issued on or after March 31, 2006.

We will apply the Purchase Payment Credit to the Variable Funding Options in the same ratio as the applicable Purchase Payment.

We will deduct the Purchase Payment Credit from any refunds made if:

      (a) you return your Contract during the right to return period (we will include any gains on the credit in the refund);

      (b) you (or the Annuitant, with no Contingent Annuitant surviving) die during the 12 months following the application of any Purchase Payment Credit; or

      (c) you surrender or terminate your Contract within 12 months after the application of any Purchase Payment Credit.

When we determine the amount of Purchase Payment Credits to deduct from any refund amount or death benefit under (b) or (c), we will not include a credit's investment gains or losses.

You should know that over time and under certain circumstances (such as a period of poor market performance) the costs associated with the Purchase Payment Credits may exceed the sum of the Purchase Payment Credits and related earnings. You should consider this possibility before purchasing the Contract.

Purchase Payment Credits may not be included in your GMWB Remaining Benefit Base. Please refer to the description of the GMWB benefit for more information. Purchase Payment Credits are not included in your Base Calculation Amount under the GMAB. Please refer to the description of GMAB for more information.

ACCUMULATION UNITS


The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this Prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.


THE VARIABLE FUNDING OPTIONS


You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.



We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.



In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.



We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.



ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of an Underlying Fund, or its affiliates, may compensate the Company and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the F'nd's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.



The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed "s "limited liability companies." The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table--Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--Distribution of Variable Annuity Contracts.") The payments are deducted from assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Fund's investment return.



The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or subadvised by Legg Mason affiliates.



We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (see "Other Information -- Distribution of Variable Annuity Contracts").



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying fund prospectus by calling 1-800-842-9328 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.



The current Underlying Funds are listed below, along with their investment advisers and any subadviser:



FUNDING                                                  INVESTMENT                               INVESTMENT
OPTION                                                   OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------    ---------------------------------------     ----------------------------------
AMERICAN FUNDS INSURANCE SERIES
   American Funds Global Growth Fund      Seeks capital appreciation through          Capital Research and Management
     - Class 2                            stocks.                                     Company
   American Funds Growth Fund - Class     Seeks capital appreciation through          Capital Research and Management
     2                                    stocks.                                     Company
   American Funds Growth-Income Fund      Seeks both capital appreciation and         Capital Research and Management
     - Class 2                            income.                                     Company
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Income Securities Fund -      Seeks to maximize income while              Franklin Advisers, Inc.
     Class 2                              maintaining prospects for capital
                                          appreciation.
   Franklin Small-Mid Cap Growth          Seeks long-term capital growth.             Franklin Advisers, Inc.
     Securities Fund - Class 2+
   Templeton Developing Markets           Seeks long-term capital appreciation.       Templeton Asset Management Ltd.
     Securities Fund - Class 2
   Templeton Foreign Securities Fund      Seeks long-term capital growth.             Templeton Investment Counsel, LLC
     - Class 2                                                                        Subadviser: Franklin Templeton
                                                                                      Investment Management Limited
JANUS ASPEN SERIES
   Mid Cap Growth Portfolio - Service     Seeks long-term growth of capital.          Janus Capital Management LLC
     Shares
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap            Seeks long-term capital appreciation.       Lazard Asset Management LLC
     Portfolio
LEGG MASON PARTNERS INVESTMENT SERIES*
   Legg Mason Partners Variable           Seeks capital appreciation, principally     Smith Barney Fund Management LLC
     Dividend Strategy Portfolio+*        through investments in dividend-paying
                                          stocks.
   Legg Mason Partners Variable           Seeks long-term capital growth.             Smith Barney Fund Management LLC
     Premier Selections All Cap
     Growth Portfolio+*

FUNDING                                                  INVESTMENT                               INVESTMENT
OPTION                                                   OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------    ---------------------------------------     ----------------------------------
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.*
   Legg Mason Partners Variable All       Seeks capital appreciation through          Salomon Brothers Asset Management
     Cap Portfolio - Class I+*            investments.                                Inc
   Legg Mason Partners Variable           Seeks long-term growth of capital, with     Salomon Brothers Asset Management
     Investors Portfolio*                 growth of current income as a secondary     Inc
                                          objective.
   Legg Mason Partners Variable Small     Seeks long-term growth of capital.          Salomon Brothers Asset Management
     Cap Growth Portfolio+*                                                           Inc
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II*
   Legg Mason Partners Variable           Seeks long-term appreciation of capital.    Smith Barney Fund Management LLC
     Appreciation Portfolio*
   Legg Mason Partners Variable           Seeks high current income.                  Smith Barney Fund Management LLC
     Diversified Strategic Income                                                     Subadviser: Citigroup Asset
     Portfolio+*                                                                      Management Ltd.
   Legg Mason Partners Variable           Seeks to correspond to the price and        TIMCO Asset Management, Inc.
     Equity Index Portfolio - Class       yield performance of the S&P 500 Index.
     II*
   Legg Mason Partners Variable           Seeks long-term capital growth. Current     Smith Barney Fund Management LLC
     Fundamental Value Portfolio*         income is a secondary consideration.
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.*
   Legg Mason Partners Variable           Seeks to provide high current income        Smith Barney Fund Management LLC
     Adjustable Rate Income Portfolio*    and to limit the degree of fluctuation
                                          of its net asset value resulting from
                                          movements in interest rates.
   Legg Mason Partners Variable           Seeks long-term capital appreciation.       Smith Barney Fund Management LLC
     Aggressive Growth Portfolio*
   Legg Mason Partners Variable High      Seeks high current income. Secondarily,     Smith Barney Fund Management LLC
     Income Portfolio*                    seeks capital appreciation.
   Legg Mason Partners Variable Large     Seeks long-term growth of capital.          Smith Barney Fund Management LLC
     Cap Growth Portfolio*
   Legg Mason Partners Variable Mid       Seeks long-term growth of capital.          Smith Barney Fund Management LLC
     Cap Core Portfolio*
   Legg Mason Partners Variable Money     Seeks to maximize current income            Smith Barney Fund Management LLC
     Market Portfolio*                    consistent with preservation of capital.
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS IV*
   Legg Mason Partners Variable           Seeks long-term growth of capital.          Smith Barney Fund Management LLC
     Multiple Discipline Portfolio -
     All Cap Growth and Value*
   Legg Mason Partners Variable           Seeks a balance between long-term           Smith Barney Fund Management LLC
     Multiple Discipline Portfolio -      growth of capital and principal
     Balanced All Cap Growth and          preservation.
     Value*
   Legg Mason Partners Variable           Seeks long-term growth of capital.          Smith Barney Fund Management LLC
     Multiple Discipline Portfolio -
     Global All Cap Growth and Value*
   Legg Mason Partners Variable           Seeks long-term growth of capital.          Smith Barney Fund Management LLC
     Multiple Discipline Portfolio -
     Large Cap Growth and Value*
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS V*
   Legg Mason Partners Variable Small     Seeks long-term capital growth.             Smith Barney Fund Management LLC
     Cap Growth Opportunities
     Portfolio*
MET INVESTORS SERIES TRUST
   Dreman Small-Cap Value Portfolio -     Seeks capital appreciation.                 Met Investors Advisory, LLC
     Class A*                                                                         Subadviser: Dreman Value
                                                                                      Management L.L.C.
   Harris Oakmark International           Seeks long-term capital appreciation.       Met Investors Advisory,LLC
     Portfolio - Class A*                                                             Subadviser: Harris Associates L.P.

FUNDING                                                  INVESTMENT                               INVESTMENT
OPTION                                                   OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------    ---------------------------------------     ----------------------------------
   Janus Capital Appreciation             Seeks capital appreciation.                 Met Investors Advisory, LLC
     Portfolio - Class A*                                                             Subadviser: Janus Capital
                                                                                      Management LLC
   Lord Abbett Growth and Income          Seeks growth of capital and current         Met Investors Advisory, LLC
     Portfolio - Class B*                 income without excessive fluctuations       Subadviser: Lord, Abbett & Co. LLC
                                          in the market value.
   Lord Abbett Mid-Cap Value              Seeks capital appreciation through          Met Investors Advisory, LLC
     Portfolio - Class B*                 investment, primarily in equity             Subadviser: Lord, Abbett & Co. LLC
                                          securities which are believed to be
                                          undervalued in the marketplace.
   Mercury Large-Cap Core Portfolio -     Seeks long-term capital growth.             Met Investors Advisory, LLC
     Class A*                                                                         Subadviser: Merrill Lynch
                                                                                      Investment Managers, L.P.
   Met/AIM Capital Appreciation           Seeks capital appreciation.                 Met Investors Advisory, LLC
     Portfolio - Class A*                                                             Subadviser:  AIM Capital
                                                                                      Management, Inc.
   Met/AIM Small Cap Growth Portfolio     Seeks long-term growth of capital.          Met Investors Advisory, LLC
     - Class A*                                                                       Subadviser:  AIM Capital
                                                                                      Management, Inc.
   MFS(R) Value Portfolio - Class A*      Seeks capital appreciation and              Met Investors Advisory, LLC
                                          reasonable income.                          Subadviser: Massachusetts
                                                                                      Financial Services Company
   Neuberger Berman Real Estate           Seeks to provide total return through       Met Investors Advisory, LLC
     Portfolio - Class A*                 investment in real estate securities,       Subadviser: Neuberger Berman
                                          emphasizing both capital appreciation       Management, Inc.
                                          and current income.
   Pioneer Fund Portfolio - Class A*      Seeks reasonable income and capital         Met Investors Advisory, LLC
                                          growth.                                     Subadviser: Pioneer Investment
                                                                                      Management, Inc.
   Pioneer Mid-Cap Value Portfolio -      Seeks capital appreciation.                 Met Investors Advisory, LLC
     Class A*                                                                         Subadviser: Pioneer Investment
                                                                                      Management, Inc.
   Pioneer Strategic Income Portfolio     Seeks a high level of current income.       Met Investors Advisory, LLC
     - Class A*                                                                       Subadviser: Pioneer Investment
                                                                                      Management, Inc.
   Third Avenue Small Cap Value           Seeks long-term capital appreciation.       Met Investors Advisory, LLC
     Portfolio - Class B*                                                             Subadviser: Third Avenue
                                                                                      Management LLC
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth            Seeks maximum capital appreciation.         MetLife Advisers, LLC
     Portfolio - Class D*                                                             Subadviser: BlackRock Advisors,
                                                                                      Inc.
   BlackRock Bond Income Portfolio -      Seeks competitive total return              MetLife Advisers, LLC
     Class E*                             primarily from investing in                 Subadviser: BlackRock Advisors,
                                          fixed-income securities.                    Inc.
   Capital Guardian U.S. Equity           Seeks long-term growth of capital.          MetLife Advisers, LLC
     Portfolio - Class A*                                                             Subadviser: Capital Guardian Trust
                                                                                      Company
   FI Large Cap Portfolio - Class A*      Seeks long-term growth of capital.          MetLife Advisers, LLC
                                                                                      Subadviser: Fidelity Management &
                                                                                      Research Company
   FI Value Leaders Portfolio - Class     Seeks long-term growth of capital.          MetLife Advisers, LLC
     D*                                                                               Subadviser: Fidelity Management &
                                                                                      Research Company
   MetLife Aggressive Allocation          Seeks growth of capital.                    MetLife Advisers, LLC
     Portfolio - Class B*
   MetLife Conservative Allocation        Seeks a high level of current income,       MetLife Advisers, LLC
     Portfolio - Class B*                 with growth of capital as a secondary
                                          objective.
   MetLife Conservative to Moderate       Seeks high total return in the form of      MetLife Advisers, LLC
     Allocation Portfolio - Class B*      income and growth of capital, with a
                                          greater emphasis on income.
   MetLife Moderate Allocation            Seeks a balance between a high level of     MetLife Advisers, LLC
     Portfolio - Class B*                 current income and growth of capital,
                                          with a greater emphasis on growth of
                                          capital.

FUNDING                                                  INVESTMENT                               INVESTMENT
OPTION                                                   OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------    ---------------------------------------     ----------------------------------
   MetLife Moderate to Aggressive         Seeks growth of capital.                    MetLife Advisers, LLC
     Allocation Portfolio - Class B*
   MFS(R) Total Return Portfolio - Class  Seeks a favorable total return through      MetLife Advisers, LLC
     F*                                   investment in a diversified portfolio.      Subadviser: Massachusetts
                                                                                      Financial Services Company
   Oppenheimer Global Equity              Seeks capital appreciation.                 MetLife Advisers, LLC
     Portfolio - Class B*                                                             Subadviser: OppenheimerFunds, Inc.
   T. Rowe Price Large Cap Growth         Seeks long-term growth of capital and,      MetLife Advisers, LLC
     Portfolio - Class B+*                secondarily, dividend income.               Subadviser: T. Rowe Price
                                                                                      Associates Inc.
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio -                Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                 with preservation of  capital and           Company LLC
                                          prudent investment management.
   Total Return Portfolio -               Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                 with preservation of capital and            Company LLC
                                          prudent investment management.
PUTNAM VARIABLE TRUST
   Putnam VT International Equity         Seeks capital appreciation.                 Putnam Investment Management, LLC
     Fund - Class IB+
   Putnam VT Small Cap Value Fund -       Seeks capital appreciation.                 Putnam Investment Management, LLC
     Class IB
VAN KAMPEN LIFE INVESTMENT TRUST
   Emerging Growth Portfolio - Class      Seeks capital appreciation.                 Van Kampen Asset Management
     I+
VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio -          Seeks long-term capital appreciation.       Fidelity Management & Research
     Service Class                                                                    Company
   VIP Mid Cap Portfolio - Service        Seeks long-term growth of capital.          Fidelity Management & Research
     Class 2                                                                          Company



--------------
+     Closed to new investors.



* This closed Variable Funding Option has been subject to a merger, substitution or name change. Please see the tables below for more information.

ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS:



UNDERLYING FUND NAME CHANGES



                         FORMER NAME                                                  NEW NAME
------------------------------------------------------------   ---------------------------------------------------------
GREENWICH STREET SERIES FUND                                   LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
   Appreciation Portfolio                                        Legg Mason Partners Variable Appreciation Portfolio
   Diversified Strategic Income Portfolio                        Legg Mason Partners Variable Diversified Strategic
                                                                 Income Portfolio
   Equity Index Portfolio                                        Legg Mason Partners Variable Equity Index Portfolio
   Fundamental Value Portfolio                                   Legg Mason Partners Variable Fundamental Value Portfolio
SALOMON BROTHERS SERIES FUND INC                               LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
   All Cap Fund                                                  Legg Mason Partners Variable All Cap Portfolio
   Investors Fund                                                Legg Mason Partners Variable Investors Portfolio
   Small Cap Growth Fund                                         Legg Mason Partners Variable Small Cap Growth Portfolio
SMITH BARNEY INVESTMENT SERIES                                 LEGG MASON PARTNERS VARIABLE INVESTMENT SERIES
   Smith Barney Dividend Strategy Portfolio                      Legg Mason Partners Variable Dividend Strategy
                                                                 Portfolio
   Smith Barney Premier Selections All Cap Growth Portfolio      Legg Mason Partners Variable Premier Selections All
                                                                 Cap Growth Portfolio
SMITH BARNEY MULTIPLE DISCIPLINE TRUST                         LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV
   Multiple Discipline Portfolio-All Cap Growth and Value        Legg Mason Partners Variable Multiple Discipline
                                                                 Portfolio-All Cap Growth and Value
   Multiple Discipline Portfolio-Balanced All Cap Growth and     Legg Mason Partners Variable Multiple Discipline
   Value                                                         Portfolio-Balanced All Cap Growth and Value
   Multiple Discipline Portfolio-Global All Cap Growth and       Legg Mason Partners Variable Multiple Discipline
   Value                                                         Portfolio-Global All Cap Growth and Value
   Multiple Discipline Portfolio-Large Cap Growth & Value        Legg Mason Partners Variable Multiple Discipline
                                                                 Portfolio-Large Cap Growth and Value
TRAVELERS SERIES FUND INC.                                     LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
   SB Adjustable Rate Income Portfolio                           Legg Mason Partners Variable Adjustable Rate Income
                                                                 Portfolio
   Smith Barney Aggressive Growth Portfolio                      Legg Mason Partners Variable Aggressive Growth Portfolio
   Smith Barney High Income Portfolio                            Legg Mason Partners Variable High Income Portfolio
   Smith Barney Large Capitalization Growth Portfolio            Legg Mason Partners Variable Large Cap Growth
                                                                 Portfolio
   Smith Barney Mid Cap Core Portfolio                           Legg Mason Partners Variable Mid Cap Core Portfolio
   Smith Barney Money Market Portfolio                           Legg Mason Partners Variable Money Market Portfolio
VARIABLE ANNUITY PORTFOLIOS                                    LEGG MASON PARTNERS VARIABLE PORTFOLIOS V
   Smith Barney Small Cap Growth Opportunities Portfolio         Legg Mason Partners Variable Small Cap Growth
                                                                 Opportunities Portfolio



UNDERLYING FUND MERGERS/REORGANIZATIONS
The former Underlying Funds were merged with and into the new Underlying Funds.



                    FORMER UNDERLYING FUND                                       NEW UNDERLYING FUND
--------------------------------------------------------       ---------------------------------------------------------
TRAVELERS SERIES TRUST                                         MET INVESTORS SERIES TRUST
     AIM Capital Appreciation Portfolio                          MET/AIM Capital Appreciation Portfolio
                                                                 MET INVESTORS SERIES TRUST
CAPITAL APPRECIATION FUND                                        Janus Capital Appreciation Portfolio
TRAVELERS SERIES TRUST                                         METROPOLITAN SERIES FUND, INC.
     Equity Income Portfolio                                     FI Value Leaders Portfolio
TRAVELERS SERIES TRUST                                         METROPOLITAN SERIES FUND, INC.
     Large Cap Portfolio                                         FI Large Cap Portfolio
TRAVELERS SERIES TRUST                                         METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Aggressive Portfolio             MetLife Aggressive Allocation Portfolio
TRAVELERS SERIES TRUST                                         METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Conservative Portfolio           MetLife Conservative Allocation Portfolio
TRAVELERS SERIES TRUST                                         METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Moderate to Conservative         MetLife Conservative to Moderate Allocation Portfolio
     Allocation Portfolio
TRAVELERS SERIES TRUST                                         METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Moderate to Aggressive           MetLife Moderate to Aggressive Allocation Portfolio
     Portfolio
TRAVELERS SERIES TRUST                                         METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Moderate Portfolio               MetLife Moderate Allocation Portfolio
TRAVELERS SERIES TRUST                                         MET INVESTORS SERIES TRUST

                    FORMER UNDERLYING FUND                                       NEW UNDERLYING FUND
--------------------------------------------------------       ---------------------------------------------------------
     Mercury Large Cap Core Portfolio                            Mercury Large-Cap Core Portfolio
TRAVELERS SERIES TRUST                                         METROPOLITAN SERIES FUND, INC.
     MFS(R) Mid Cap Growth Portfolio                             BlackRock Aggressive Growth Portfolio
TRAVELERS SERIES TRUST                                         METROPOLITAN SERIES FUND, INC.
     MFS(R) Total Return Portfolio                               MFS(R) Total Return Portfolio
TRAVELERS SERIES TRUST                                         MET INVESTORS SERIES TRUST
     MFS(R) Value Portfolio                                      MFS(R) Value Portfolio
TRAVELERS SERIES TRUST                                         MET INVESTORS SERIES TRUST
     Mondrian International Stock Portfolio                      Harris Oakmark International Portfolio
TRAVELERS SERIES TRUST                                         MET INVESTORS SERIES TRUST
     Pioneer Fund Portfolio                                      Pioneer Fund Portfolio
TRAVELERS SERIES TRUST                                         MET INVESTORS SERIES TRUST
     Pioneer Mid-Cap Value Portfolio                             Pioneer Mid-Cap Value Portfolio
TRAVELERS SERIES TRUST                                         MET INVESTORS SERIES TRUST
     Pioneer Strategic Income Portfolio                          Pioneer Strategic Income Portfolio
TRAVELERS SERIES TRUST                                         METROPOLITAN SERIES FUND, INC.
     Pioneer Strategic Equity Portfolio                          FI Large Cap Portfolio
TRAVELERS SERIES TRUST                                         MET INVESTORS SERIES TRUST
     Style Focus Series: Small Cap Growth Portfolio              MET/AIM Small Cap Growth Portfolio
TRAVELERS SERIES TRUST                                         MET INVESTORS SERIES TRUST
     Style Focus Series: Small Cap Value Portfolio               Dreman Small-Cap Value Portfolio
TRAVELERS SERIES TRUST                                         METROPOLITAN SERIES FUND, INC.
     Travelers Managed Income Portfolio                          BlackRock Bond Income Portfolio
TRAVELERS SERIES TRUST                                         METROPOLITAN SERIES FUND, INC.
     Van Kampen Enterprise Portfolio                             Capital Guardian U.S. Equity Portfolio



UNDERLYING FUND SUBSTITUTIONS
The following new Underlying Funds were substituted for the former Underlying Funds.



             FORMER UNDERLYING FUND                              NEW UNDERLYING FUND
------------------------------------------------      ------------------------------------------
ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND      MET INVESTORS SERIES TRUST
   AllianceBernstein Growth and Income Portfolio        Lord Abbett Growth and Income Portfolio
ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND      METROPOLITAN SERIES FUND, INC.
   AllianceBernstein Large Cap Growth Portfolio         T. Rowe Price Large Cap Growth Portfolio
DELAWARE VIP TRUST                                    MET INVESTORS SERIES TRUST
   Delaware VIP REIT Series                             Neuberger Berman Real Estate Portfolio
FAM VARIABLE SERIES FUND, INC.                        METROPOLITAN SERIES FUND, INC.
   Mercury Global Allocation Portfolio                  Oppenheimer Global Equity Portfolio
FAM VARIABLE SERIES FUND, INC.                        MET INVESTORS SERIES TRUST
   Mercury Value Opportunities VI Fund                  Third Avenue Small Cap Value Portfolio
FRANKLIN TEMPLETON VIP TRUST                          MET INVESTORS SERIES TRUST
   Mutual Shares Securities Fund                        Lord Abbett Growth and Income Portfolio
FRANKLIN TEMPLETON VIP TRUST                          METROPOLITAN SERIES FUND, INC.
   Templeton Growth Securities Fund                     Oppenheimer Global Equity Portfolio
LORD ABBETT SERIES FUND, INC.                         MET INVESTORS SERIES TRUST
   Lord Abbett Mid-Cap Value Portfolio                  Lord Abbett Mid-Cap Value Portfolio
LORD ABBETT SERIES FUND, INC.                         MET INVESTORS SERIES TRUST
   Lord Abbett Growth and Income Portfolio              Lord Abbett Growth and Income Portfolio

                                  FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix C for more information.

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      -     administration of the annuity options available under the Contracts

      -     the distribution of various reports to Contract Owners

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

      - sales and marketing expenses including commission payments to your registered representative and

      -     other costs of doing business

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      - that the amount of the death benefit will be greater than the Contract Value and

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.


The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any associated Purchase Payment Credits are withdrawn before they have been in the Contract for nine years. We will assess the charge as a percentage of the Purchase Payment and any associated Purchase Payment Credits withdrawn as follows:

    YEARS SINCE PURCHASE PAYMENT MADE      WITHDRAWAL CHARGE
----------------------------------------   -----------------
GREATER THAN OR EQUAL TO   BUT LESS THAN
------------------------   -------------
        0 years               3 years            8%
        3 years               4 years            7%
        4 years               5 years            6%
        5 years               6 years            5%
        6 years               7 years            4%
        7 years               8 years            3%
        8 years               9 years            2%
       9 + years                                 0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a) any Purchase Payment and any associated Purchase Payment Credits to which no withdrawal charge applies then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment and any associated Purchase Payment Credits to which a withdrawal charge applies (on a first-in, first-out basis), then;

      (d)   any Contract earnings.

We will not deduct a withdrawal charge if Purchase Payments and associated credits are distributed:

      - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

      -     under the Managed Distribution Program

Partial withdrawals will be prorated from all Underlying Funds unless you specify otherwise on the Surrender Request Form. If you request a Partial Withdrawal, the amount that you receive may be less than your requested withdrawal amount because we will deduct applicable taxes and charges, including the Withdrawal Charge, from your requested withdrawal amount. If you want the full requested withdrawal amount you must check the "Net" box on the Surrender Request Form and we will deduct the amount of applicable taxes and charges from your Contract Value so you can receive your full requested withdrawal amount.

FREE WITHDRAWAL ALLOWANCE

The free withdrawal allowance applies to any partial or full withdrawal, but does not apply to any withdrawals transferred directly to other unaffiliated carriers or financial institutions.

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually, without a withdrawal charge (during the first Contract Year, we will apply the free withdrawal allowance to withdrawals under the Systematic Withdrawal Program). If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal amount is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $40 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

      (1)   from the distribution of death proceeds;

      (2)   after an annuity payout has begun; or

      (3) if the Contract Value on the date of assessment equals or is greater than $100,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE


Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is equal to 1.40% annually. If you choose the Annual Step-Up Death Benefit, the M&E charge is equal to 1.50% annually. If you choose the Roll-Up Death Benefit, the M&E charge is equal to 1.70% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.


VARIABLE LIQUIDITY BENEFIT CHARGE


If the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

  YEARS SINCE INITIAL PURCHASE PAYMENT     WITHDRAWAL CHARGE
----------------------------------------   -----------------
GREATER THAN OR EQUAL TO   BUT LESS THAN
------------------------   -------------
        0 years               3 years            8%
        3 years               4 years            7%
        4 years               5 years            6%
        5 years               6 years            5%
        6 years               7 years            4%
        7 years               8 years            3%
        8 years               9 years            2%
       9 + years                                 0%

Please refer to Payment Options for a description of this benefit.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.15% of the amounts held in each Variable Funding Option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


MARKET TIMING/EXCESSIVE TRADING



Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., the the American Funds Global Growth Fund, Franklin Small-Mid Cap Growth Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Lazard Retirement Small Cap Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Legg Mason Partners Variable Diversified Strategic Income Portfolio, Legg Mason Partners Variable High Income Portfolio, Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio, Dreman Small-Cap Value Portfolio, Harris Oakmark International Portfolio, Met/AIM Small Cap Growth Portfolio, Pioneer Strategic Income Portfolio, Third Avenue Small Cap Value Portfolio, Oppenheimer Global Equity Portfolio, Putnam VT International Equity Fund and Putnam VT Small Cap Value Fund -- the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:



      - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or



      - reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this Prospectus are not treated as transfers when we evaluate trading patterns for market timing



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Underlying Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.


DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month program. The programs will generally have different credited interest rates. Under each program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected Funding Options in the applicable time period. Please note that interest will accrue on a declining amount of Fixed Account Value. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the program period selected to the current funding options over the remainder of that program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options, except that transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not currently available as a funding option, you may still participate in the Dollar Cost Averaging Program.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business on the Business Day we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period. Outstanding loans will reduce values and benefits under the Contract.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect. Please note that naming different persons as owner and Annuitant may affect whether certain benefits are payable, the amount of those benefits, and who will receive them. Use care when naming owners, Annuitants and beneficiaries, and consult your agent if you have questions.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

      -     the death benefit will not be payable upon the Annuitant's death;

      -     the Contingent Annuitant becomes the Annuitant; and

      -     all other rights and benefits will continue in effect.

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

There are age restrictions on certain death benefits (see The Annuity Contract section).

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

DEFERRED ANNUAL STEP-UP (STANDARD DEATH BENEFIT)

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

      (1)   the Contract Value on the Death Report Date

      (2)   your adjusted Purchase Payment (see below) or*

      (3)   the Step-Up Value (if any, as described below)

STEP-UP DEATH BENEFIT

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

      (1)   the Contract Value on the Death Report Date

      (2)   your adjusted Purchase Payment (see below) or*

      (3)   the Step-Up Value (if any, as described below)

ROLL-UP DEATH BENEFIT

If the Annuitant dies before age 80, the death             - the Contract Value on the Death Report Date;
benefit will be the greatest of:                           - your adjusted Purchase Payment (see below)*;
                                                           - the Step-Up Value, if any, as described below
                                                           - the Roll-Up Death Benefit Value (as described below)

If the Annuitant dies on or after age 80, the death        - the Contract Value on the Death Report Date;
benefit will be the greatest of:                           - your adjusted Purchase Payment (see below)* or
                                                           - the Step-Up Value, if any, as described below, or
                                                           - the Roll-Up Death Benefit Value (as described below) on
                                                             the Annuitant's 80th birthday, plus any additional
                                                             Purchase Payments and minus any partial surrender
                                                             reductions (as described below) that occur after
                                                             the Annuitant's 80th birthday.

--------------
* If you have elected a GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.

ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below. Purchase Payment Credits are not considered Purchase Payments for the purposes of this calculation.

STEP-UP VALUE (FOR STANDARD DEATH BENEFIT)

The Step-Up Value will initially equal the Contract Value on the ninth Contract Date Anniversary that occurs before the Annuitant's 80th birthday and before the Death Report Date, less any Purchase Payment Credits applied within the last 12 months. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value less any Purchase Payment Credits applied within the last 12 months is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value less any Purchase Payment Credits applied within the last 12 months. If the Step-Up Value is greater than the Contract Value less any Purchase Payment Credits applied within the last 12 months, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below. If the Death Report Date or the Annuitant's 80th birthday is before the ninth Contract Date Anniversary, there is no Step-Up Value

STEP-UP VALUE (FOR STEP-UP AND ROLL-UP DEATH BENEFITS)

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary less any Purchase Payment Credits applied within the last 12 months. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value less any Purchase Payment Credits applied within the last 12 months is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value less any Purchase Payment Credits applied within the last 12 months. If the Step-Up Value is greater than the Contract Value less any Purchase Payment Credits applied within the last 12 months, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below.

ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

      (a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

      (b) is any Purchase Payment made during the previous Contract Year

      (c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

      (a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

      (b) is any Purchase Payment made since the previous Contract Date anniversary

      (c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

--------------
** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTION.

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the surrender.

STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the surrender.

EXAMPLE OF PARTIAL SURRENDER REDUCTION. For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment, Step-Up Value or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment, Step-Up Value or Roll-Up Value as follows:


      50,000 x (10,000/55,000) = $9,090


Your new adjusted Purchase Payment, Step-Up Value or Roll-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current adjusted Purchase Payment, Step-Up Value or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment, Step-Up Value or Roll-Up Value as follows:


      50,000 x (10,000/30,000) = $16,666


Your new Adjusted Purchase Payment, Step-Up Value or Roll-Up Value would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:


            50,000 x (10,000/55,000) = $9,090



You new modified Purchase Payment would be $50,000 -- $9,090 = $$40,910.


The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:


            50,000 x (10,000/30,000) = $16,666


Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334.

If you elect GMWB at the time you purchase your Contract, and your death benefit is equal to a return of your Purchase Payments reduced by any applicable partial surrender reduction, the partial surrender reduction will not be applied to your death benefit. Instead, if you have made withdrawals under your contract, your death benefit will be reduced by the amount of those withdrawals and any premium tax not previously deducted.

Likewise, if you elect GMWB after your Contract Date, and your death benefit is equal to a return of your Purchase Payments reduced by any applicable partial surrender reduction, the partial surrender reduction will not be applied to your death benefit as of the date you elect the GMWB. Instead, if you have made withdrawals under your contract after you have elected GMWB, your death benefit will be reduced by the amount of those withdrawals and any premium tax not previously deducted.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

                                        THE COMPANY WILL                                                  MANDATORY
BEFORE THE MATURITY DATE,               PAY THE PROCEEDS                                                 PAYOUT RULES
  UPON THE DEATH OF THE                       TO:                UNLESS. . .                                APPLY*
-------------------------             ---------------------      --------------------------------        ------------
OWNER (WHO IS NOT THE                 The beneficiary            Unless the beneficiary elects to        Yes
ANNUITANT) (WITH NO JOINT             (ies), or if none, to      continue the Contract rather
OWNER)                                the Contract Owner's       than receive the distribution.
                                      estate.

OWNER (WHO IS THE                     The beneficiary            Unless the beneficiary elects to        Yes
ANNUITANT) (WITH NO JOINT             (ies), or if none, to      continue the Contract rather
OWNER)                                the Contract Owner's       than receive the distribution.
                                      estate.

NON-SPOUSAL JOINT OWNER               The surviving joint                                                Yes
(WHO IS NOT THE ANNUITANT)            owner.

NON-SPOUSAL JOINT OWNER               The beneficiary(ies),      Unless the beneficiary elects to        Yes
(WHO IS THE ANNUITANT )               or if none, to the         continue the Contract rather
                                      surviving joint            than receive the distribution.
                                      owner.

SPOUSAL JOINT OWNER                   The surviving joint        Unless the spouse elects to             Yes
(WHO IS NOT THE                       owner.                     continue the Contract.
ANNUITANT)


                                        THE COMPANY WILL                                                  MANDATORY
BEFORE THE MATURITY DATE,               PAY THE PROCEEDS                                                 PAYOUT RULES
 UPON THE DEATH OF THE                        TO:                UNLESS. . .                                APPLY*
-------------------------             ---------------------      --------------------------------        ------------
SPOUSAL JOINT OWNER                   The beneficiary (ies)      Unless the spouse elects to             Yes
(WHO IS THE ANNUITANT)                or, if none, to the        continue the Contract.
                                      surviving joint
                                      owner.                     A spouse who is not the
                                                                 beneficiary may decline to
                                                                 receive the proceeds and
                                                                 instruct the Company to pay
                                                                 the beneficiary who may elect
                                                                 to continue the Contract.

ANNUITANT (WHO IS NOT                 The beneficiary            Unless, the beneficiary elects to       Yes
THE CONTRACT OWNER)                   (ies), or if none, to      continue the Contract rather
                                      the Contract Owner.        than receive the distribution.

                                                                 But, if there is a Contingent
                                                                 Annuitant, then the Contingent
                                                                 Annuitant becomes the Annuitant
                                                                 and the Contract continues in
                                                                 effect (generally using the
                                                                 original Maturity Date). The
                                                                 proceeds will then be paid upon
                                                                 the death of the Contingent
                                                                 Annuitant or owner.

ANNUITANT (WHO IS THE                 See death of "owner                                                Yes
CONTRACT OWNER)                       who is the Annuitant"
                                      above.

ANNUITANT (WHERE OWNER                The beneficiary (ies)                                              Yes (Death of
IS A NON-NATURAL                      or if none, to the                                                 Annuitant is
ENTITY/TRUST)                         owner.                                                             treated as death
                                                                                                         of the owner in
                                                                                                         these circumstances.)

CONTINGENT ANNUITANT                  No death proceeds                                                  Yes
(ASSUMING ANNUITANT IS                are payable;
STILL ALIVE)                          Contract continues.

BENEFICIARY                           No death proceeds                                                  N/A
                                      are payable;
                                      Contract continues.

CONTINGENT BENEFICIARY                No death proceeds                                                  N/A
                                      are payable;
                                      Contract continues.


                                        QUALIFIED CONTRACTS

                                        THE COMPANY WILL                                                    MANDATORY
BEFORE THE MATURITY DATE,               PAY THE PROCEEDS                                                   PAYOUT RULES
  UPON THE DEATH OF THE                       TO:                UNLESS. . .                                   APPLY*
-------------------------             ---------------------      --------------------------------        ------------
OWNER/ANNUITANT                       The beneficiary            Unless the beneficiary elects to
                                      (ies),                     continue the Contract rather
                                      or if none, to the         than receive a distribution.            Yes
                                      Contract Owner's
                                      estate.

BENEFICIARY                           No death proceeds
                                      are payable;
                                      Contract continues.                                                N/A

CONTINGENT BENEFICIARY                No death proceeds
                                      are payable;
                                      Contract continues.                                                N/A

--------------
* Certain payout rules of the Code are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the Annuitant's death, the 5 year payout option is not available.


SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If your spouse is named as one of multiple beneficiaries, your spouse can elect to continue the Contract only in the proportion to which he/she is entitled as a beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments and any associated credits made to the Contract after the Death Report Date will be subject to the withdrawal charge. There is no additional charge to continue the Contract; however, all other contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     take a loan

      -     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. There is no additional charge to continue the Contract; however, all other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      - through an annuity for life or a period that does not exceed the beneficiary's life expectancy; or

      - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.


AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This Prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this Prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.


NAME OF RIDER:                           GMWB I                           GMWB II                         GMWB III
--------------                           ------                           -------                         --------
ALSO CALLED:                           Principal                         Principal                        Principal
                                       Guarantee                         Guarantee                     Guarantee Value

AVAILABILITY:                  Not available for purchase       Available on or after March      Available on or after March
                                 on or after March 28,            28, 2005 if approved in          28, 2005 if approved in
                                2005, unless GMWB II is                 your state                       your state
                               not approved in your state

You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract. You may not elect a GMWB rider if you have a loan outstanding, and you may not take out a loan once you elect a GMWB rider.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                                     GMWB I              GMWB II            GMWB III
                                                                   ----------           ----------          ---------
If you make your first withdrawal BEFORE the 3rd                   5% of RBB            5% of RBB           5% of RBB
anniversary after you purchase GMWB:........................
If you make your first withdrawal AFTER the 3rd anniversary
after you purchase GMWB:....................................       10% of RBB           10% of RBB          5% of RBB

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

      - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

      - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
                      ---------------------------------------------------     ----------------------------------------------------
                      CONTRACT                                                CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE             RBB              AWB (5%)
                      --------     ------------------    ----------------     --------    -----------------   --------------------
VALUES AS OF
INITIAL GMWB

PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
IMMEDIATELY PRIOR

TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000
PARTIAL WITHDRAWAL       N/A            (100,000           [5,000 X (1-         N/A           (100,000            [5,000 X
REDUCTION (PWR)                    X 10,000/115,000)=    90,000/100,000)]=                X 10,000/85,000)=   (1-88,235/100,000)]=
                                         8,696                  500                            $11,765              $588
GREATER OF PWR OR                       $10,000                                                $11,765
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>8,696)                                        (11,765>10,000)
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SUR
RENDER REDUCTION)      $10,000          $10,000                $500           $10,000          $11,765              $588
VALUE IMMEDIATELY
AFTER WITHDRAWAL      $105,000          $90,000               $4,500          $75,000          $88,235             $4,412

                          WITHDRAWAL EXAMPLE FOR GMWB I

                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
                      ---------------------------------------------------     ----------------------------------------------------
                      CONTRACT                                                CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE             RBB              AWB (5%)
                      --------     ------------------    ----------------     --------    -----------------   --------------------
VALUES AS OF
INITIAL GMWB

PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000               $5,000
IMMEDIATELY PRIOR

TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000              $5,000
IMMEDIATELY AFTER     $105,000           91,304               $4,565          $75,000         $88,235               $4,412
WITHDRAWAL
                                   [100,000--(100,000    [5,000 -- (5,000                    [100,000 --             [5,000 X
                                   x10,000/115,000)]     x91,304/100,000)]                   (100,000           (88,235/100,000)]
                                                                                          x10,000/85,000)]

CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)            $ 10,000           $8,696               $435            $10,000          $11,265                 $588

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

      - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

              -   a qualified retirement plan (Code Section 401),

              -   a tax-sheltered annuity (Code Section 403(b)),

              -   an individual retirement account (Code Sections 408(a)),

              -   an individual retirement annuity (Code Section 408(b)), or

              -   a qualified deferred compensation plan (Code Section 457).

            Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

      - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

      - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

      - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 - 9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).


You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:



      - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.



            You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.


      - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)


We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so, we will provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.


If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.


GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. The charge will never exceed 1.00%.





                                                           GMWB I                  GMWB II                 GMWB III
                                                    ----------------------  ----------------------   ---------------------
Current Annual Charge...........................            0.40%                   0.50%                   0.25%
Maximum Annual Charge After a Reset.............            1.00%                   1.00%                    N/A

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

      - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

      - The total annual payment amount will equal the AWB and will never exceed your RBB, and

      - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

                                         GMWB I                          GMWB II                         GMWB III
                             ------------------------------    ----------------------------    ----------------------------
AWB                           5% of RBB if first withdrawal    5% of RBB if first withdrawal             5% of RBB
                                 before 3rd anniversary           before 3rd anniversary
                             10% of RBB if first withdrawal        10% of RBB if first
                                  after 3rd anniversary            withdrawal after 3rd
                                                                       anniversary

ANNUAL CHARGE                             0.40%                           0.50%                           0.25%

RESET                                      Yes                             Yes                              No

CAN I CANCEL MY GMWB?                      No                       Yes, after the 5th             Yes, after the 5th
                                                                    anniversary of GMWB              anniversary of GMWB
                                                                        purchase                        purchase

INVESTMENT RESTRICTIONS                    No                              Yes                             Yes

WAIVER OF RECALCULATION                    No                              Yes                             Yes
OF AWB FOR DISTRIBUTIONS
FROM TAX-QUALIFIED PLANS

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER DESCRIBED BELOW IS BEING OFFERED IN THOSE JURISDICTIONS WHERE WE HAVE RECEIVED REGULATORY APPROVAL. CERTAIN TERMS AND CONDITIONS MAY DIFFER BETWEEN JURISDICTIONS ONCE APPROVED.

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.


Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected a GMWB Rider offered under the Contract.


BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

Benefit Base: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

Base Calculation Amount: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. The Base Calculation Amount will not include any credits we applied to your Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.

      - If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. Therefore, Purchase payments made more than 12 months after the Rider Effective Date may have a significant impact on whether a benefit is due under the GMAB Rider. Even if Purchase Payments made prior to and during the 12-month period after the Rider Effective Date lose significant value, if on the Rider Maturity Date the Contract Value, which includes all Purchase Payments, is equal to or greater than the Benefit Base, which includes only the Purchase Payments prior to or during that 12-month period, then no benefit is due. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date. The GMAB Rider may not be appropriate for you if you anticipate making Purchase Payments after the 12-month period.



      - If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal, minus Purchase Payment credits received within 12 months prior to the partial withdrawal, if any. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any withdrawal charges and taxes that were deducted at the time of the partial withdrawal.


Rider Maturity Date: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

Rider Period: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

                                  INCREASING CONTRACT VALUE                            DECLINING CONTRACT VALUE
                        ---------------------------------------------    -----------------------------------------------
                                           BASE                                              BASE
                                         CALCULATION                                      CALCULATION
                        CONTRACT VALUE     AMOUNT       BENEFIT BASE     CONTRACT VALUE     AMOUNT        BENEFIT BASE
                        --------------   -----------   --------------    --------------   -----------     --------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $105,000         $100,000    Not Applicable       $105,000        $100,000      Not Applicable
VALUE AS OF RIDER
MATURITY DATE            $120,750         $100,000       $100,000          $89,250         $100,000         $100,000
AMOUNT APPLIED TO
CONTRACT VALUE DUE
TO GMAB RIDER                               $0(1)                                          $10,750(2)

--------------
(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

  EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS -- IMPACT ON BASE CALCULATION AMOUNT

                        ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS       ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
                        ---------------------------------------------    -----------------------------------------------
                                                            BASE                                                 BASE
                                           PURCHASE      CALCULATION                          PURCHASE        CALCULATION
                        CONTRACT VALUE     PAYMENT         AMOUNT         CONTRACT VALUE      PAYMENT            AMOUNT
                        --------------  --------------  -------------     --------------    --------------   --------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $105,000          $100,000        $100,000          $105,000          $100,000         $100,000

VALUE BEFORE
ADDITIONAL
PURCHASE PAYMENT         $120,000       Not Applicable     $100,000          $120,000       Not Applicable      $100,000

VALUE AFTER
ADDITIONAL
PURCHASE PAYMENT         $130,500          $10,000         $110,000          $130,500          $10,000          $100,000

The example below illustrates the impact of making a $10,000 partial withdrawal at least 12 months after the Rider Effective Date while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

      EXAMPLES OF PARTIAL WITHDRAWALS -- IMPACT ON BASE CALCULATION AMOUNT

                                                       ASSUMING INCREASING CONTRACT VALUE
                           ------------------------------------------------------------------------------------------
                                                                  PARTIAL                           REDUCTION TO BASE
                              CONTRACT      BASE CALCULATION    WITHDRAWAL      PARTIAL SURRENDER      CALCULATION
                                VALUE            AMOUNT           AMOUNT            REDUCTION            AMOUNT
                           --------------   ----------------  --------------   ------------------   -----------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $105,000          $100,000      Not Applicable   Not Applicable        Not Applicable

VALUE IMMEDIATELY
PRIOR TO PARTIAL
WITHDRAWAL                    $120,750          $100,000      Not Applicable   Not Applicable        Not Applicable

VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                    $110,750          $ 90,000           $10,000          $8,282               $10,000

                                                       ASSUMING DECLINING CONTRACT VALUE
                           ------------------------------------------------------------------------------------------
                                                                  PARTIAL                           REDUCTION TO BASE
                              CONTRACT      BASE CALCULATION    WITHDRAWAL      PARTIAL SURRENDER      CALCULATION
                                VALUE            AMOUNT           AMOUNT            REDUCTION            AMOUNT
                           --------------   ----------------  --------------   ------------------   -----------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $105,000          $100,000      Not Applicable     Not Applicable       Not Applicable

VALUE IMMEDIATELY
PRIOR TO PARTIAL
WITHDRAWAL                    $ 89,250          $100,000      Not Applicable     Not Applicable       Not Applicable

VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                    $ 79,250          $ 88,870          $10,000           $11,120               $11,130

INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owners who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

      - You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

      - You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

      - If you make an additional Purchase Payment, you can only allocate up to 80% of Purchase Payment to Subaccounts that we classify as Class A.

      - If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payments to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

Rebalancing: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Class B Subaccounts that are currently offered under the Contract. The remaining Subaccounts are classified as Class A.



                              CLASS B SUBACCOUNTS/
                                UNDERLYING FUNDS



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST



   Franklin Income Securities Fund



PIMCO VARIABLE INSURANCE TRUST



   Real Return Portfolio
   Total Return Portfolio



LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.



   Legg Mason Partners Variable Adjustable Rate
     Income Portfolio
   Legg Mason Partners Variable High Income
     Portfolio
   Legg Mason Partners Variable Money Market
     Portfolio



MET INVESTORS SERIES TRUST



   Pioneer Strategic Income Portfolio



METROPOLITAN SERIES FUND, INC.



   BlackRock Bond Income Portfolio

GMAB RIDER LIQUIDITY OPTION



During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of withdrawal charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.


This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB Rider Exchange Option -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

      EXCHANGE FOR NEW GMAB RIDER: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

      EXCHANGE FOR GMWB RIDER: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or Beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

- Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

- If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

- Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

- If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) payments for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.


You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us).


At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.


The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.


DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience as described above of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Cash Surrender Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with variable annuity option "Payments for a Fixed Period without Life Contingency".

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN


You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) minus any Purchase Payment Credits within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.


If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state permits, we will refund your Purchase Payment minus any Purchase Payment Credits in full; during the remainder of the right to return period, we will refund the Contract Value (including charges) minus any Purchase Payment Credits.

During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION


We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value (less any Purchase Payment Credits applied within 12 months of termination) less any applicable taxes. In certain states, we may be required to pay you the Contract Value.


REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS


MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Fund BD III and Fund BD IV, respectively. Both Fund BD III and Fund BD IV were established on March 27, 1997 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.


We hold the assets of Fund BD III and Fund BD IV for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.


We reserve the right to transfer the assets of the Separate Account to another account and/or to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.


PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).



STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.



PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59-1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.



TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.



TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED



QUALIFIED ANNUITY CONTRACTS



If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.



TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.



HURRICANE RELIEF



LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.



MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70-1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70-1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract benfeciaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.



INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.



NON-QUALIFIED ANNUITY CONTRACTS



If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.



Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.



Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



      -     a non-taxable return of your purchase payment; or



      -     a taxable payment of earnings.



We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.



If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.



PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.



PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59-1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.



We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.



DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES



The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.



OWNERSHIP OF THE INVESTMENTS



In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.



TAXATION OF DEATH BENEFIT PROCEEDS


Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS


TREATMENT OF CHARGES FOR OPTIONAL BENEFITS



The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.



GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.



We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).



PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.



NON-RESIDENT ALIENS



Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


                                OTHER INFORMATION


Vintage XTRA (Series II) is a service mark of Citigroup Inc. or its affiliates and is used by MetLife, Inc. and its affiliates under license.


THE INSURANCE COMPANIES


Please refer to your Contract to determine which Company issued your Contract.



MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



FINANCIAL STATEMENTS


The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.


DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS



DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.



MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").



MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.



COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.



We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the Fund's shares in connection with the Contract.



The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. For more information about these preferred distribution arrangements, see "Distribution and Principal Underwriting Agreement" in the Statement of Additional Information for a list of the broker-dealer firms that received compensation during 2005, as well as the range of additional compensation paid.



CONFORMITY WITH STATE AND FEDERAL LAWS



The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.


VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.


LEGAL PROCEEDINGS



In the ordinary course of business, the Companies, similar to other life insurance companies, are involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Companies do not believe any such action or proceeding will have a material adverse effect upon the separate account or upon the ability of MLIDLLC to perform its contract with the separate account or of either Company to meet its obligations under the applicable Contract.

                                   APPENDIX A



                         CONDENSED FINANCIAL INFORMATION



                METLIFE OF CT FUND BD III FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix_D. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.55%


                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------        ----------------
   Capital Appreciation Fund (5/00)                            2005        1.350           1.571                   2,536
                                                               2004        1.147           1.350                       -
                                                               2003        1.000           1.147                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.229           1.266                  18,397
                                                               2004        1.122           1.229                   1,134
                                                               2003        1.000           1.122                       -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.168           1.321                       -
                                                               2004        1.095           1.168                       -
                                                               2003        1.000           1.095                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.330           1.494                 919,518
                                                               2004        1.190           1.330                 265,601
                                                               2003        1.000           1.190                  24,552

   Growth Fund - Class 2 Shares (12/99)                        2005        1.275           1.459               3,195,144
                                                               2004        1.151           1.275                 948,771
                                                               2003        1.000           1.151                       -

   Growth-Income Fund - Class 2 Shares (3/00)                  2005        1.249           1.301               3,896,963
                                                               2004        1.149           1.249               1,091,818
                                                               2003        1.000           1.149                  51,496

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------        ----------------
Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)            2005        1.482           1.564                  84,460
                                                               2004        1.145           1.482                       -
                                                               2003        1.000           1.145                       -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.208           1.311                  38,227
                                                               2004        1.074           1.208                       -
                                                               2003        1.000           1.074                       -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.206           1.308                 464,382
                                                               2004        1.067           1.206                  22,440
                                                               2003        1.000           1.067                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class 2 Shares (5/05)     2005        1.000           1.051                 578,931
   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (4/00)                                               2005        1.312           1.353                 160,591
                                                               2004        1.195           1.312                  99,869
                                                               2003        1.000           1.195                  39,634

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.242           1.352                 997,660
                                                               2004        1.120           1.242                 350,111
                                                               2003        1.000           1.120                  32,295

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.554           1.950                 222,775
                                                               2004        1.265           1.554                  40,974
                                                               2003        1.000           1.265                   4,046

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2005        1.375           1.491                 462,207
                                                               2004        1.178           1.375                 123,692
                                                               2003        1.000           1.178                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------        ----------------
   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.329           1.425                 374,384
                                                               2004        1.164           1.329                 129,232
                                                               2003        1.000           1.164                       -

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2005        1.202           1.234                 694,178
                                                               2004        1.122           1.202                 119,369
                                                               2003        1.000           1.122                       -

   Diversified Strategic Income Portfolio (2/01)               2005        1.114           1.124                 130,514
                                                               2004        1.059           1.114                  83,592
                                                               2003        1.000           1.059                       -

   Equity Index Portfolio - Class II Shares (2/01)             2005        1.229           1.261                 125,996
                                                               2004        1.132           1.229                  24,820
                                                               2003        1.000           1.132                       -

   Fundamental Value Portfolio (4/01)                          2005        1.248           1.287                 406,931
                                                               2004        1.171           1.248                 234,554
                                                               2003        1.000           1.171                 112,291

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.357           1.497                  48,297
                                                               2004        1.144           1.357                  38,247
                                                               2003        1.000           1.144                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.330           1.362                 354,916
                                                               2004        1.175           1.330                  49,369
                                                               2003        1.000           1.175                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.267           1.289                 555,355
                                                               2004        1.143           1.267                 110,727
                                                               2003        1.000           1.143                       -

   Mid-Cap Value Portfolio (5/03)                              2005        1.415           1.507                 766,283
                                                               2004        1.158           1.415                 156,682
                                                               2003        1.000           1.158                  50,861

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------        ----------------
PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.124           1.130               1,595,604
                                                               2004        1.048           1.124                  71,606
                                                               2003        1.000           1.048                       -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.060           1.070               3,029,108
                                                               2004        1.027           1.060                 490,262
                                                               2003        1.000           1.027                 197,225

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.353           1.495                  23,608
                                                               2004        1.183           1.353                  23,608
                                                               2003        1.000           1.183                  23,608

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.540           1.623                  90,687
                                                               2004        1.239           1.540                  42,778
                                                               2003        1.000           1.239                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2005        1.250           1.281                 157,514
                                                               2004        1.172           1.250                 158,621
                                                               2003        1.000           1.172                       -

   Investors Fund - Class I (5/01)                             2005        1.249           1.310                  16,862
                                                               2004        1.149           1.249                       -
                                                               2003        1.000           1.149                       -

   Small Cap Growth Fund - Class I (3/01)                      2005        1.404           1.451                  55,261
                                                               2004        1.239           1.404                  33,580
                                                               2003        1.000           1.239                       -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.123           1.104                       -
                                                               2004        1.104           1.123                       -
                                                               2003        1.000           1.104                       -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.168           1.223                   6,625
                                                               2004        1.153           1.168                   5,559
                                                               2003        1.000           1.153                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------        ----------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.188           1.231               1,228,040
                                                               2004        1.131           1.188                 586,708
                                                               2003        1.000           1.131                  65,025

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.128           1.158               1,443,199
                                                               2004        1.091           1.128                 464,025
                                                               2003        1.000           1.091                       -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.240           1.301                 520,959
                                                               2004        1.142           1.240                  47,901
                                                               2003        1.000           1.142                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.182           1.205                 247,003
                                                               2004        1.125           1.182                  84,155
                                                               2003        1.000           1.125                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.194           1.279                  76,214
                                                               2004        1.139           1.194                  41,500
                                                               2003        1.000           1.139                       -

   Equity Income Portfolio (4/00)                              2005        1.228           1.263                 140,237
                                                               2004        1.135           1.228                  65,694
                                                               2003        1.000           1.135                       -

   Large Cap Portfolio (11/99)                                 2005        1.181           1.264                  57,974
                                                               2004        1.126           1.181                  42,333
                                                               2003        1.000           1.126                       -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.000           1.078                       -

   Managed Allocation Series: Conservative Portfolio (8/05)    2005        1.022           1.031                       -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.002           1.046                  89,997

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------        ----------------
   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000           1.065                  30,759

   Managed Allocation Series: Moderate-Conservative
   Portfolio (5/05)                                            2005        1.000           1.038                 237,088

   Mercury Large Cap Core Portfolio (8/00)                     2005        1.246           1.375                       -
                                                               2004        1.092           1.246                       -
                                                               2003        1.000           1.092                       -

   MFS Emerging Growth Portfolio (4/00)                        2005        1.230           1.193                       -
                                                               2004        1.108           1.230                  35,943
                                                               2003        1.000           1.108                       -

   MFS Mid Cap Growth Portfolio (5/00)                         2005        1.274           1.293                  45,948
                                                               2004        1.134           1.274                       -
                                                               2003        1.000           1.134                       -

   MFS Total Return Portfolio (6/00)                           2005        1.186           1.202               2,009,291
                                                               2004        1.081           1.186                 178,242
                                                               2003        1.000           1.081                 111,833

   MFS Value Portfolio (5/04)                                  2005        1.121           1.175                 443,734
                                                               2004        1.000           1.121                   5,479

   Mondrian International Stock Portfolio (5/00)               2005        1.323           1.427                 134,364
                                                               2004        1.161           1.323                  18,552
                                                               2003        1.000           1.161                       -

   Pioneer Fund Portfolio (5/03)                               2005        1.236           1.290                  24,737
                                                               2004        1.129           1.236                  13,934
                                                               2003        1.000           1.129                       -

   Pioneer Mid Cap Value Portfolio (6/05)                      2005        1.020           1.062                   9,705

   Pioneer Strategic Income Portfolio (5/00)                   2005        1.181           1.206                 523,775
                                                               2004        1.081           1.181                  39,846
                                                               2003        1.000           1.081                       -

   Strategic Equity Portfolio (11/99)                          2005        1.214           1.220                  79,169
                                                               2004        1.119           1.214                  35,718
                                                               2003        1.000           1.119                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------        ----------------
   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.136                   3,655

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        0.987           1.109                       -

   Travelers Managed Income Portfolio (5/01)                   2005        1.044           1.042                 171,548
                                                               2004        1.031           1.044                  88,769
                                                               2003        1.000           1.031                  26,120

   Van Kampen Enterprise Portfolio (8/00)                      2005        1.157           1.228                       -
                                                               2004        1.131           1.157                       -
                                                               2003        1.000           1.131                       -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.995           1.003                 968,781
                                                               2004        0.999           0.995                 274,938
                                                               2003        1.000           0.999                       -

   Smith Barney Aggressive Growth Portfolio (12/99)            2005        1.232           1.354               1,285,092
                                                               2004        1.138           1.232                 420,598
                                                               2003        1.000           1.138                 148,383

   Smith Barney High Income Portfolio (5/01)                   2005        1.200           1.213                 705,117
                                                               2004        1.104           1.200                 138,502
                                                               2003        1.000           1.104                       -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        1.157           1.199                 557,052
                                                               2004        1.171           1.157                 183,540
                                                               2003        1.000           1.171                  59,809

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.262           1.346                 126,407
                                                               2004        1.161           1.262                  48,415
                                                               2003        1.000           1.161                  35,990

   Smith Barney Money Market Portfolio (7/00)                  2005        0.989           1.002               1,585,525
                                                               2004        0.996           0.989                 291,360
                                                               2003        1.000           0.996                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------        ----------------
Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2005        1.178           1.252                  62,305
                                                               2004        1.118           1.178                  57,806
                                                               2003        1.000           1.118                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.408           1.454                  29,023
                                                               2004        1.237           1.408                   8,122
                                                               2003        1.000           1.237                       -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (12/99)             2005        1.298           1.494                 854,842
                                                               2004        1.143           1.298                 101,498
                                                               2003        1.000           1.143                  12,014

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.473           1.712                 812,104
                                                               2004        1.200           1.473                  61,601
                                                               2003        1.000           1.200                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                       SEPARATE ACCOUNT CHARGES 2.50% (B)


                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------        ----------------
   Capital Appreciation Fund (5/00)                            2005        1.168           1.347                       -
                                                               2004        1.000           1.168                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.080           1.102                       -
                                                               2004        1.000           1.080                       -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.057           1.184                       -
                                                               2004        1.000           1.057                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.112           1.238                  15,965
                                                               2004        1.000           1.112                       -

   Growth Fund - Class 2 Shares (12/99)                        2005        1.085           1.230                   2,896
                                                               2004        1.000           1.085                       -

   Growth-Income Fund - Class 2 Shares (3/00)                  2005        1.064           1.098                  40,942
                                                               2004        1.000           1.064                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)            2005        1.287           1.345                       -
                                                               2004        1.000           1.287                       -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.116           1.199                       -
                                                               2004        1.000           1.116                       -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.118           1.201                       -
                                                               2004        1.000           1.118                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class 2 Shares (5/05)     2005        1.000           1.045                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------        ----------------
   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (4/00)                                               2005        1.084           1.108                  10,423
                                                               2004        1.000           1.084                       -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.099           1.185                       -
                                                               2004        1.000           1.099                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.260           1.567                  20,213
                                                               2004        1.000           1.260                       -

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2005        1.155           1.241                  11,951
                                                               2004        1.000           1.155                       -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.119           1.188                       -
                                                               2004        1.000           1.119                       -

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2005        1.056           1.074                       -
                                                               2004        1.000           1.056                       -

   Diversified Strategic Income Portfolio (2/01)               2005        1.069           1.070                       -
                                                               2004        1.000           1.069                       -

   Equity Index Portfolio - Class II Shares (2/01)             2005        1.069           1.087                       -
                                                               2004        1.000           1.069                       -

   Fundamental Value Portfolio (4/01)                          2005        1.057           1.080                   9,134
                                                               2004        1.000           1.057                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.129           1.234                       -
                                                               2004        1.000           1.129                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.125           1.141                       -
                                                               2004        1.000           1.125                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------        ----------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.099           1.106                   8,901
                                                               2004        1.000           1.099                       -

   Mid-Cap Value Portfolio (5/03)                              2005        1.160           1.224                  20,818
                                                               2004        1.000           1.160                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.067           1.062                  36,983
                                                               2004        1.000           1.067                       -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.043           1.043                  23,897
                                                               2004        1.000           1.043                       -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.158           1.267                       -
                                                               2004        1.000           1.158                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.192           1.244                   3,590
                                                               2004        1.000           1.192                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2005        1.056           1.072                       -
                                                               2004        1.000           1.056                       -

   Investors Fund - Class I (5/01)                             2005        1.079           1.121                       -
                                                               2004        1.000           1.079                       -

   Small Cap Growth Fund - Class I (3/01)                      2005        1.165           1.192                       -
                                                               2004        1.000           1.165                       -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.015           0.988                       -
                                                               2004        1.000           1.015                       -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.025           1.063                       -
                                                               2004        1.000           1.025                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                 SEPARATE ACCOUNT CHARGES 2.50% (B) (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------        ----------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.038           1.065                       -
                                                               2004        1.000           1.038                       -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.030           1.048                 189,241
                                                               2004        1.000           1.030                       -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.066           1.107                       -
                                                               2004        1.000           1.066                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.032           1.042                       -
                                                               2004        1.000           1.032                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.054           1.118                       -
                                                               2004        1.000           1.054                       -

   Equity Income Portfolio (4/00)                              2005        1.101           1.122                       -
                                                               2004        1.000           1.101                       -

   Large Cap Portfolio (11/99)                                 2005        1.048           1.111                       -
                                                               2004        1.000           1.048                       -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.000           1.072                  13,915

   Managed Allocation Series: Conservative Portfolio (8/05)    2005        1.019           1.025                       -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.002           1.041                       -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000           1.059                     424

   Managed Allocation Series: Moderate-Conservative
   Portfolio (5/05)                                            2005        1.000           1.032                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                 SEPARATE ACCOUNT CHARGES 2.50% (B) (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------        ----------------
   Mercury Large Cap Core Portfolio (8/00)                     2005        1.123           1.227                       -
                                                               2004        1.000           1.123                       -

   MFS Emerging Growth Portfolio (4/00)                        2005        1.081           1.047                       -
                                                               2004        1.000           1.081                       -

   MFS Mid Cap Growth Portfolio (5/00)                         2005        1.073           1.078                       -
                                                               2004        1.000           1.073                       -

   MFS Total Return Portfolio (6/00)                           2005        1.095           1.099                   7,334
                                                               2004        1.000           1.095                       -

   MFS Value Portfolio (5/04)                                  2005        1.125           1.168                   4,785
                                                               2004        1.000           1.125                       -

   Mondrian International Stock Portfolio (5/00)               2005        1.144           1.222                  13,954
                                                               2004        1.000           1.144                       -

   Pioneer Fund Portfolio (5/03)                               2005        1.092           1.129                       -
                                                               2004        1.000           1.092                       -

   Pioneer Mid Cap Value Portfolio (6/05)                      2005        1.019           1.056                       -

   Pioneer Strategic Income Portfolio (5/00)                   2005        1.103           1.115                       -
                                                               2004        1.000           1.103                       -

   Strategic Equity Portfolio (11/99)                          2005        1.097           1.092                       -
                                                               2004        1.000           1.097                       -

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.129                       -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        0.986           1.102                       -

   Travelers Managed Income Portfolio (5/01)                   2005        1.028           1.016                       -
                                                               2004        1.000           1.028                       -

   Van Kampen Enterprise Portfolio (8/00)                      2005        1.036           1.089                       -
                                                               2004        1.000           1.036                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                 SEPARATE ACCOUNT CHARGES 2.50% (B) (CONTINUED)



                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR           END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------        ----------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.997           0.995                       -
                                                               2004        1.000           0.997                       -

   Smith Barney Aggressive Growth Portfolio (12/99)            2005        1.065           1.160                  27,746
                                                               2004        1.000           1.065                       -

   Smith Barney High Income Portfolio (5/01)                   2005        1.084           1.085                       -
                                                               2004        1.000           1.084                       -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        0.989           1.015                       -
                                                               2004        1.000           0.989                       -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.094           1.155                       -
                                                               2004        1.000           1.094                       -

   Smith Barney Money Market Portfolio (7/00)                  2005        0.993           0.995                       -
                                                               2004        1.000           0.993                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2005        1.058           1.114                   5,206
                                                               2004        1.000           1.058                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.168           1.195                  14,679
                                                               2004        1.000           1.168                       -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (12/99)             2005        1.107           1.261                   4,424
                                                               2004        1.000           1.107                       -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.226           1.411                   3,317
                                                               2004        1.000           1.226                       -

                                      NOTES


The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.



Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.



Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.



Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.



Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.



On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio, and is no longer available as a funding option.



On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by The Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The AllianceBernstein Value Funds: AllianceBernstein Growth and Income Fund - Class A was replaced by the AllianceBernstein Variable Product Series Fund Inc: AllianceBernstein Growth and Income Portfolio - Class B, and is no longer available as a funding option.



On 02/25/2005, The Fidelity Advisor Series I: Advisor growth Opportunities Fund
- Class T was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The AIM Equity Funds, Inc: AIM Charter Fund - Class A was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares, and is no longer available as a funding option.



On 02/25/2005, The Neuberger Berman Equity Assets: Neuberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.



On 02/25/2005, the PBHG Funds: PBHG Growth Fund - Advisor Class was replaced by the Janus Aspen Series: Mid Cap Growth Portfolio - Service Shares, and is no longer available as a funding option.



On 02/25/2005, the Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by the Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer avaliable to new contract holders.



AllianceBernstein Large - Cap Growth Portfolio - Class B is no longer available to new contract owners.



Franklin Small - Mid Cap Growth Securities Fund - Class 2 Shares is no longer available to new contract owners.



Salomon Brothers Variable All Cap Fund - Class I is no longer available to new contract owners.



Salomon Brothers Variable Small Cap Growth Fund - Class I is no longer available to new contract owners.



Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.



Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners.



Van Kampen LIT Emerging Growth Portfolio - Class I shares is no longer available to new contract owners.



Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.

                                   APPENDIX B
                         CONDENSED FINANCIAL INFORMATION


                 METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix_D. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.55%


                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------     ----    -------------   -------------    ----------------
   Capital Appreciation Fund (5/00)                            2005        1.350           1.571              17,457
                                                               2004        1.147           1.350                   -
                                                               2003        1.000           1.147                   -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.229           1.266               9,913
                                                               2004        1.122           1.229               4,609
                                                               2003        1.000           1.122                   -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.168           1.321                   -
                                                               2004        1.095           1.168                   -
                                                               2003        1.000           1.095                   -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.330           1.494             479,708
                                                               2004        1.190           1.330             400,538
                                                               2003        1.000           1.190              42,005

   Growth Fund - Class 2 Shares (11/99)                        2005        1.275           1.459           2,116,122
                                                               2004        1.151           1.275           1,285,673
                                                               2003        1.000           1.151             254,192

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.249           1.301           2,389,748
                                                               2004        1.149           1.249           1,589,364
                                                               2003        1.000           1.149             227,254

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------     ----    -------------   -------------    ----------------
Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)            2005        1.482           1.564               5,030
                                                               2004        1.145           1.482                   -
                                                               2003        1.000           1.145                   -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.208           1.311               2,136
                                                               2004        1.074           1.208                   -
                                                               2003        1.000           1.074                   -

   Mercury Value Opportunities V.I. Fund - Class III (12/03)   2005        1.206           1.308              54,084
                                                               2004        1.067           1.206              20,057
                                                               2003        1.000           1.067                   -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.028           1.051              39,493

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.312           1.353             210,472
                                                               2004        1.195           1.312             253,598
                                                               2003        1.000           1.195              14,061

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.242           1.352             342,680
                                                               2004        1.120           1.242             111,096
                                                               2003        1.000           1.120              36,855

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.554           1.950             203,708
                                                               2004        1.265           1.554              36,684
                                                               2003        1.000           1.265                   -

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.375           1.491             320,922
                                                               2004        1.178           1.375              63,124
                                                               2003        1.000           1.178                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------     ----    -------------   -------------    ----------------
   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2005        1.329           1.425             136,463
                                                               2004        1.164           1.329               7,952
                                                               2003        1.000           1.164                   -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.202           1.234             561,913
                                                               2004        1.122           1.202             406,156
                                                               2003        1.000           1.122              22,558

   Diversified Strategic Income Portfolio (11/99)              2005        1.114           1.124             197,303
                                                               2004        1.059           1.114             206,006
                                                               2003        1.000           1.059              31,509

   Equity Index Portfolio - Class II Shares (11/99)            2005        1.229           1.261             350,374
                                                               2004        1.132           1.229             172,339
                                                               2003        1.000           1.132              30,412

   Fundamental Value Portfolio (11/99)                         2005        1.248           1.287             210,593
                                                               2004        1.171           1.248             166,277
                                                               2003        1.000           1.171              42,225

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.357           1.497               9,669
                                                               2004        1.144           1.357                   -
                                                               2003        1.000           1.144                   -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.330           1.362              61,287
                                                               2004        1.175           1.330               5,180
                                                               2003        1.000           1.175                   -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.267           1.289             142,853
                                                               2004        1.143           1.267              85,538
                                                               2003        1.000           1.143              75,228

   Mid-Cap Value Portfolio (5/03)                              2005        1.415           1.507             295,763
                                                               2004        1.158           1.415             137,212
                                                               2003        1.000           1.158               9,197

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------     ----    -------------   -------------    ----------------
PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.124           1.130             319,081
                                                               2004        1.048           1.124             123,851
                                                               2003        1.000           1.048              23,365

   Total Return Portfolio - Administrative Class (5/01)        2005        1.060           1.070           1,142,261
                                                               2004        1.027           1.060             817,340
                                                               2003        1.000           1.027             236,561

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.353           1.495                   -
                                                               2004        1.183           1.353                   -
                                                               2003        1.000           1.183               9,809

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.540           1.623              52,239
                                                               2004        1.239           1.540              20,094
                                                               2003        1.000           1.239              20,094

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.250           1.281             104,427
                                                               2004        1.172           1.250              70,783
                                                               2003        1.000           1.172              66,409

   Investors Fund - Class I (11/99)                            2005        1.249           1.310              11,994
                                                               2004        1.149           1.249               2,893
                                                               2003        1.000           1.149                   -

   Small Cap Growth Fund - Class I (11/99)                     2005        1.404           1.451              26,742
                                                               2004        1.239           1.404              23,832
                                                               2003        1.000           1.239              20,816

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.123           1.104              35,460
                                                               2004        1.104           1.123                   -
                                                               2003        1.000           1.104                   -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.168           1.223                   -
                                                               2004        1.153           1.168                   -
                                                               2003        1.000           1.153                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------     ----    -------------   -------------    ----------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.188           1.231          1,788,724
                                                               2004        1.131           1.188          1,341,726
                                                               2003        1.000           1.131            184,912

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.128           1.158          1,856,659
                                                               2004        1.091           1.128          1,328,505
                                                               2003        1.000           1.091             77,813

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.240           1.301            693,875
                                                               2004        1.142           1.240            397,332
                                                               2003        1.000           1.142                  -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                               2005        1.182           1.205            200,295
                                                               2004        1.125           1.182            201,745
                                                               2003        1.000           1.125             27,801

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.194           1.279             24,792
                                                               2004        1.139           1.194             19,007
                                                               2003        1.000           1.139                  -

   Equity Income Portfolio (11/99)                             2005        1.228           1.263            394,333
                                                               2004        1.135           1.228            325,993
                                                               2003        1.000           1.135             69,396

   Large Cap Portfolio (11/99)                                 2005        1.181           1.264             14,609
                                                               2004        1.126           1.181              5,191
                                                               2003        1.000           1.126              5,614

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.007           1.078                  -

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.031                  -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.000           1.046            173,944

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------     ----    -------------   -------------    ----------------
   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        0.999           1.065              26,645

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.008           1.038                   -

   Mercury Large Cap Core Portfolio (11/99)                    2005        1.246           1.375                   -
                                                               2004        1.092           1.246                   -
                                                               2003        1.000           1.092                   -

   MFS Emerging Growth Portfolio (11/99)                       2005        1.230           1.193                   -
                                                               2004        1.108           1.230              77,692
                                                               2003        1.000           1.108              31,669

   MFS Mid Cap Growth Portfolio (5/00)                         2005        1.274           1.293              75,606
                                                               2004        1.134           1.274                   -
                                                               2003        1.000           1.134                   -

   MFS Total Return Portfolio (11/99)                          2005        1.186           1.202             612,546
                                                               2004        1.081           1.186             397,389
                                                               2003        1.000           1.081              16,891

   MFS Value Portfolio (7/04)                                  2005        1.121           1.175             250,194
                                                               2004        0.994           1.121              30,121

   Mondrian International Stock Portfolio (5/00)               2005        1.323           1.427             257,082
                                                               2004        1.161           1.323              31,915
                                                               2003        1.000           1.161               2,995

   Pioneer Fund Portfolio (5/03)                               2005        1.236           1.290              73,004
                                                               2004        1.129           1.236               7,358
                                                               2003        1.000           1.129               6,024

   Pioneer Mid Cap Value Portfolio (5/05)                      2005        1.000           1.062                   -

   Pioneer Strategic Income Portfolio (6/00)                   2005        1.181           1.206             212,582
                                                               2004        1.081           1.181              35,789
                                                               2003        1.000           1.081                   -

   Strategic Equity Portfolio (11/99)                          2005        1.214           1.220               3,506
                                                               2004        1.119           1.214                   -
                                                               2003        1.000           1.119                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------     ----    -------------   -------------    ----------------
   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.032           1.136               9,415

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.109               9,646

   Travelers Managed Income Portfolio (11/99)                  2005        1.044           1.042             793,924
                                                               2004        1.031           1.044             206,790
                                                               2003        1.000           1.031              27,413

   Van Kampen Enterprise Portfolio (11/99)                     2005        1.157           1.228                 893
                                                               2004        1.131           1.157                 896
                                                               2003        1.000           1.131                   -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.995           1.003             783,523
                                                               2004        0.999           0.995             545,645
                                                               2003        1.000           0.999             100,362

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.232           1.354             571,526
                                                               2004        1.138           1.232             344,503
                                                               2003        1.000           1.138             137,904

   Smith Barney High Income Portfolio (11/99)                  2005        1.200           1.213             416,550
                                                               2004        1.104           1.200             277,946
                                                               2003        1.000           1.104               3,470

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        1.157           1.199             405,906
                                                               2004        1.171           1.157             150,328
                                                               2003        1.000           1.171              76,777

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.262           1.346              12,390
                                                               2004        1.161           1.262              18,996
                                                               2003        1.000           1.161              14,157

   Smith Barney Money Market Portfolio (11/99)                 2005        0.989           1.002           1,231,934
                                                               2004        0.996           0.989             431,217
                                                               2003        1.000           0.996              11,254

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------     ----    -------------   -------------    ----------------
Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        1.178           1.252              2,191
                                                               2004        1.118           1.178             39,155
                                                               2003        1.000           1.118              2,197

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.408           1.454             20,614
                                                               2004        1.237           1.408              5,954
                                                               2003        1.000           1.237                  -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (11/99)             2005        1.298           1.494            394,637
                                                               2004        1.143           1.298             52,591
                                                               2003        1.000           1.143             24,487

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.473           1.712            188,340
                                                               2004        1.200           1.473             68,250
                                                               2003        1.000           1.200             38,077

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                       SEPARATE ACCOUNT CHARGES 2.50% (B)


                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------     ----    -------------   -------------    ----------------
   Capital Appreciation Fund (5/00)                            2005        1.168           1.347                   -
                                                               2004        1.000           1.168                   -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.080           1.102              18,757
                                                               2004        1.000           1.080                   -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.057           1.184                   -
                                                               2004        1.000           1.057                   -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.112           1.238                 686
                                                               2004        1.000           1.112                   -

   Growth Fund - Class 2 Shares (11/99)                        2005        1.085           1.230               5,824
                                                               2004        1.000           1.085                   -

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.064           1.098                 780
                                                               2004        1.000           1.064                   -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/00)            2005        1.287           1.345               5,334
                                                               2004        1.000           1.287                   -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.116           1.199                   -
                                                               2004        1.000           1.116                   -

   Mercury Value Opportunities V.I. Fund - Class III (12/03)   2005        1.118           1.201                   -
                                                               2004        1.000           1.118                   -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class 2 Shares (5/05)     2005        1.027           1.045                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------     ----    -------------   -------------    ----------------
   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.084           1.108                       -
                                                               2004        1.000           1.084                       -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.099           1.185                       -
                                                               2004        1.000           1.099                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.260           1.567                       -
                                                               2004        1.000           1.260                       -

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.155           1.241                       -
                                                               2004        1.000           1.155                       -

   Templeton Growth Securities Fund - Class 2 Shares (6/02)    2005        1.119           1.188                       -
                                                               2004        1.000           1.119                       -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.056           1.074                       -
                                                               2004        1.000           1.056                       -

   Diversified Strategic Income Portfolio (11/99)              2005        1.069           1.070                       -
                                                               2004        1.000           1.069                       -

   Equity Index Portfolio - Class II Shares (11/99)            2005        1.069           1.087                       -
                                                               2004        1.000           1.069                       -

   Fundamental Value Portfolio (11/99)                         2005        1.057           1.080                       -
                                                               2004        1.000           1.057                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.129           1.234                       -
                                                               2004        1.000           1.129                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.125           1.141                       -
                                                               2004        1.000           1.125                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------     ----    -------------   -------------    ----------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.099           1.106                       -
                                                               2004        1.000           1.099                       -

   Mid-Cap Value Portfolio (5/03)                              2005        1.160           1.224                  19,889
                                                               2004        1.000           1.160                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.067           1.062                   5,547
                                                               2004        1.000           1.067                       -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.043           1.043                       -
                                                               2004        1.000           1.043                       -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.158           1.267                       -
                                                               2004        1.000           1.158                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.192           1.244                       -
                                                               2004        1.000           1.192                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.056           1.072                       -
                                                               2004        1.000           1.056                       -

   Investors Fund - Class I (11/99)                            2005        1.079           1.121                       -
                                                               2004        1.000           1.079                       -

   Small Cap Growth Fund - Class I (11/99)                     2005        1.165           1.192                       -
                                                               2004        1.000           1.165                       -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.015           0.988                       -
                                                               2004        1.000           1.015                       -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.025           1.063                       -
                                                               2004        1.000           1.025                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------     ----    -------------   -------------    ----------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.038           1.065              16,944
                                                               2004        1.000           1.038                   -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.030           1.048                   -
                                                               2004        1.000           1.030                   -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.066           1.107              10,997
                                                               2004        1.000           1.066                   -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (11/02)                                               2005        1.032           1.042                   -
                                                               2004        1.000           1.032                   -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.054           1.118                   -
                                                               2004        1.000           1.054                   -

   Equity Income Portfolio (11/99)                             2005        1.101           1.122                   -
                                                               2004        1.000           1.101                   -

   Large Cap Portfolio (11/99)                                 2005        1.048           1.111                   -
                                                               2004        1.000           1.048                   -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.007           1.072               5,724

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.025                   -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.000           1.041                   -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        0.999           1.059                   -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.007           1.032                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------     ----    -------------   -------------    ----------------
   Mercury Large Cap Core Portfolio (11/99)                    2005        1.123           1.227                   -
                                                               2004        1.000           1.123                   -

   MFS Emerging Growth Portfolio (11/99)                       2005        1.081           1.047                   -
                                                               2004        1.000           1.081                   -

   MFS Mid Cap Growth Portfolio (5/00)                         2005        1.073           1.078                   -
                                                               2004        1.000           1.073                   -

   MFS Total Return Portfolio (11/99)                          2005        1.095           1.099              16,388
                                                               2004        1.000           1.095                   -

   MFS Value Portfolio (7/04)                                  2005        1.125           1.168                   -
                                                               2004        1.002           1.125                   -

   Mondrian International Stock Portfolio (5/00)               2005        1.144           1.222                   -
                                                               2004        1.000           1.144                   -

   Pioneer Fund Portfolio (5/03)                               2005        1.092           1.129                   -
                                                               2004        1.000           1.092                   -

   Pioneer Mid Cap Value Portfolio (5/05)                      2005        1.000           1.056                   -

   Pioneer Strategic Income Portfolio (6/00)                   2005        1.103           1.115                   -
                                                               2004        1.000           1.103                   -

   Strategic Equity Portfolio (11/99)                          2005        1.097           1.092                   -
                                                               2004        1.000           1.097                   -

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.031           1.129                   -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.102                   -

   Travelers Managed Income Portfolio (11/99)                  2005        1.028           1.016                   -
                                                               2004        1.000           1.028                   -

   Van Kampen Enterprise Portfolio (11/99)                     2005        1.036           1.089                   -
                                                               2004        1.000           1.036                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------     ----    -------------   -------------    ----------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.997           0.995                   -
                                                               2004        1.000           0.997                   -

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.065           1.160                   -
                                                               2004        1.000           1.065                   -

   Smith Barney High Income Portfolio (11/99)                  2005        1.084           1.085                   -
                                                               2004        1.000           1.084                   -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        0.989           1.015                   -
                                                               2004        1.000           0.989                   -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.094           1.155                   -
                                                               2004        1.000           1.094                   -

   Smith Barney Money Market Portfolio (11/99)                 2005        0.993           0.995                   -
                                                               2004        1.000           0.993                   -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        1.058           1.114                   -
                                                               2004        1.000           1.058                   -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.168           1.195                   -
                                                               2004        1.000           1.168                   -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (11/99)             2005        1.107           1.261              12,007
                                                               2004        1.000           1.107                   -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.226           1.411                   -
                                                               2004        1.000           1.226                   -

                                      NOTES


The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.



Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.



Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.



Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.



Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.



On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio, and is no longer available as a funding option.



On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by The Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.



On02/25/2005, The AllianceBernstein Value Funds: AllianceBernstein Growth and Income Fund - Class A was replaced by the AllianceBernstein Variable Product Series Fund Inc: AllianceBernstein Growth and Income Portfolio - Class B, and is no longer available as a funding option.



On 02/25/2005, The Fidelity Advisor Series I: Advisor growth Opportunities Fund
- Class T was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The AIM Equity Funds, Inc: AIM Charter Fund - Class A was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares, and is no longer available as a funding option.



On 02/25/2005, The Neuberger Berman Equity Assets: Neuberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.



On 02/25/2005, the PBHG Funds: PBHG Growth Fund - Advisor Class was replaced by the Janus Aspen Series: Mid Cap Growth Portfolio - Service Shares, and is no longer available as a funding option.



On 02/25/2005, the Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by the Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.



AllianceBernstein Large - Cap Growth Portfolio - Class B is no longer available to new contract owners.



Franklin Small - Mid Cap Growth Securities Fund - Class 2 Shares is no longer available to new contract owners.



Salomon Brothers Variable All Cap Fund - Class I is no longer available to new contract owners.



Salomon Brothers Variable Small Cap Growth Fund - Class I is no longer available to new contract owners.



Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.



Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners.



Van Kampen LIT Emerging Growth Portfolio - Class I shares is no longer available to new contract owners.



Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.

                                   APPENDIX C

                                THE FIXED ACCOUNT


The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.



The staff of the SEC does not generally review the disclosure in the Prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus.


Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX D

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:



                     The Insurance Company
                     Principal Underwriter
                     Distribution and Principal Underwriting Agreement Valuation of Assets
                     Federal Tax Considerations
                     Independent Registered Public Accounting Firm Condensed Financial Information
                     Financial Statements



Copies of the Statement of Additional Information dated MAY 1, 2006 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to us at One Cityplace, 185 Asylum Street 3 CP Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-05-09-86 and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-05-09-86.



Name:     ________________________________

Address:  ________________________________

Check Box:

[ ] MIC-Book-05-09-86

[ ] MLAC-Book-05-09-86



Book 86                                                              May 1, 2006

                                  VINTAGE XTRA
                            VINTAGE XTRA (SERIES II)
                            PORTFOLIO ARCHITECT XTRA


                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED


                                   MAY 1, 2006


                                       FOR


                METLIFE OF CT FUND BD III FOR VARIABLE ANNUITIES


                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT*


This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 1, 2006. A copy of the Prospectus may be obtained by writing to The Travelers Insurance Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-9325 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


                                TABLE OF CONTENTS


THE INSURANCE COMPANY ..........................................     2
PRINCIPAL UNDERWRITER ..........................................     2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT...............     2
VALUATION OF ASSETS ............................................     3
FEDERAL TAX CONSIDERATIONS .....................................     4
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..................     7
CONDENSED FINANCIAL INFORMATION ................................     8
FINANCIAL STATEMENTS ...........................................     1



* The Travelers Insurance Company has filed for approval to change its name to MetLife Insurance Company of Connecticut. The change will be effective May 1, 2006 pending regulatory approval. You will receive a contract endorsement notifying you of the name change once it has occurred.

                              THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103 3415.



STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.



The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.



THE SEPARATE ACCOUNT. MetLife of CT Fund BD III for Variable Annuities (formerly known as The Travelers Fund BDIII for Variable Annuities) (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.


                              PRINCIPAL UNDERWRITER


MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. MLIDLLC is affiliated with the Company and the Separate Account.


                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT


Information about the distribution of the Contracts is contained in the prospectus (see "Other Information - Distribution of the Variable Annuity Contracts"). Additional information is provided below.



Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDLLC and the Company, MLIDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDLLC for certain sales and overhead expenses connected with sales functions.



The following table shows the amount of commissions paid to and the amount of commissions retained by MLIDLLC over the past three years.

                        MLIDLLC Underwriting Commissions




                     UNDERWRITING COMMISSIONS PAID TO      AMOUNT OF UNDERWRITING COMMISSIONS
YEAR                      MLIDLLC BY THE COMPANY                   RETAINED BY MLIDLLC
----                 --------------------------------      ----------------------------------
2005                           $132,588,671                                $0

2004                           $132,410,000                                $0

2003                           $ 73,233,000                                $0



The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2005 ranged from $3,366,257 to $8,402. The amount of commissions paid to selected broker-dealer firms during 2005 ranged from $29,851,648 to $438,893. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2005 ranged from $33,217,905 to $273,717.

The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDLLC under which the broker-dealer firms received additional compensation in 2005 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:

AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.
Linsco/Private Ledger
Merrill Lynch, Pierce, Fenner & Smith, Incorporated
Morgan Stanley DW, Inc.
Pioneer Funds Distributor, Inc.
PFS Investments, Inc. (d/b/a/ Primerica)
DWS Scudder Distributors, Inc.
Citigroup Global Markets Inc. (d/b/a/ Smith Barney)
Tower Square Securities, Inc.

There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.


                               VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.




THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

            (a) = investment income plus capital gains and losses (whether realized or unrealized);

            (b) = any deduction for applicable taxes (presently zero); and

            (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)


                        CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a

Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

       Effective Yield = ((Base Return + 1) to the power of (365 / 7)) - 1

Where:

Base Return = (AUVChange - ContractChargeAdjustment) / PriorAUV.
AUVChange = CurrentAUV - PriorAUV.
ContractChargeAdjustment = AverageAUV x Period Charge.
Average AUV = (CurrentAUV + PriorAUV) / 2.
Period Charge = AnnualContractFee x (7/365).
PriorAUV = Unit value as of 7 days prior.
CurrentAUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:

Base Return = AUVChange / PriorAUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.


                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.


FOREIGN TAX CREDIT

To the extent permitted under federal income tax law, the Separate Account may claim the benefit of certain tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70-1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70-1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59-1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 -1/2, or in the case of hardship.

SECTION 403(b) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59-1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(b) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

            (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

            (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

            (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

            (d)   the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise under withheld or short on estimated taxes for that year.

2.    OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of Travelers Separate Account BD III for Variable Annuities as of December 31, 2005 and for the period in the year then ended and The Travelers Insurance Company (the "Company") (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the acquisition of the Company by MetLife Inc. on July 1, 2005 and the application of the purchase method of accounting to the assets and liabilities of the Company as required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin 5.J., Push Down Basis of Accounting Required in Certain Limited Circumstances and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with Statement of Financial Accounting Standards No.141, Business Combinations) as of December 31, 2005 and the related consolidated statements of income, stockholder's equity, and cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) and the consolidated financial statement schedules as of December 31, 2005 (SUCCESSOR), and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and for each of the years in the two-year period ended December 31, 2004, included herein, and the statement of changes in net assets of Travelers Separate Account BD III for Variable Annuities for the year or lesser periods ended December 31, 2004, and financial highlights for each of the years or lesser periods in the four-year period ended December 31, 2004, also included herein, have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports on The Travelers Insurance Company and subsidiaries refer to changes in the Company's methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and for variable interest entities in 2003.

                                  VINTAGE XTRA

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                       SEPARATE ACCOUNT CHARGES 1.60% (A)

                                                                              UNIT VALUE AT                     NUMBER OF UNITS
                                                                               BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                              YEAR         YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------------    ----    -------------    -------------    ---------------
    Capital Appreciation Fund (5/00)                                  2005         0.576           0.670                    -
                                                                      2004         0.490           0.576                    -
                                                                      2003         0.398           0.490                    -
                                                                      2002         0.540           0.398                    -
                                                                      2001         0.635           0.540                    -

AIM Variable Insurance Funds
    AIM V.I. Premier Equity Fund - Series I (5/01)                    2005         0.777           0.808                    -
                                                                      2004         0.747           0.777                    -
                                                                      2003         0.607           0.747                    -
                                                                      2002         0.884           0.607                    -
                                                                      2001         1.000           0.884                    -

AllianceBernstein Variable Product Series Fund, Inc.
    AllianceBernstein Growth and Income Portfolio - Class B (5/02)    2005         1.121           1.154                    -
                                                                      2004         1.024           1.121                    -
                                                                      2003         0.787           1.024                    -
                                                                      2002         1.000           0.787                    -

    AllianceBernstein Large-Cap Growth Portfolio - Class B (11/99)    2005         0.663           0.749                    -
                                                                      2004         0.622           0.663                    -
                                                                      2003         0.512           0.622                    -
                                                                      2002         0.752           0.512                    -
                                                                      2001         1.000           0.752                    -

American Funds Insurance Series

    Global Growth Fund - Class 2 Shares (11/99)                       2005         1.098           1.233                    -
                                                                      2004         0.983           1.098                    -
                                                                      2003         0.738           0.983                    -
                                                                      2002         0.879           0.738                    -
                                                                      2001         1.000           0.879                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                              UNIT VALUE AT                     NUMBER OF UNITS
                                                                               BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                              YEAR         YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------------    ----    -------------    -------------    ---------------
    Growth Fund - Class 2 Shares (12/99)                              2005        1.089            1.245                    -
                                                                      2004        0.984            1.089                    -
                                                                      2003        0.731            0.984                    -
                                                                      2002        0.983            0.731                    -
                                                                      2001        1.000            0.983                    -

    Growth-Income Fund - Class 2 Shares (3/00)                        2005        1.261            1.314                    -
                                                                      2004        1.161            1.261                    -
                                                                      2003        0.891            1.161                    -
                                                                      2002        1.109            0.891                    -
                                                                      2001        1.000            1.109                    -

Delaware VIP Trust

    Delaware VIP REIT Series - Standard Class (5/00)                  2005        2.204            2.325                    -
                                                                      2004        1.704            2.204                    -
                                                                      2003        1.292            1.704                    -
                                                                      2002        1.256            1.292                    -
                                                                      2001        1.147            1.256                    -

FAM Variable Series Funds, Inc.

    Mercury Global Allocation V.I. Fund - Class III (11/03)           2005        1.207            1.309                    -
                                                                      2004        1.074            1.207                    -
                                                                      2003        1.000            1.074                    -

    Mercury Value Opportunities V.I. Fund - Class III (11/03)         2005        1.205            1.306                    -
                                                                      2004        1.067            1.205                    -
                                                                      2003        1.000            1.067                    -

Franklin Templeton Variable Insurance Products Trust

    Franklin Income Securities Fund - Class II Shares (5/05)          2005        1.000            1.051                    -

    Franklin Small-Mid Cap Growth Securities Fund - Class 2
    Shares (4/00)                                                     2005        0.837            0.864                    -
                                                                      2004        0.763            0.837                    -
                                                                      2003        0.565            0.763                    -
                                                                      2002        0.805            0.565                    -
                                                                      2001        1.000            0.805                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                              UNIT VALUE AT                     NUMBER OF UNITS
                                                                               BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                              YEAR         YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------------    ----    -------------    -------------    ---------------
    Mutual Shares Securities Fund - Class 2 Shares (5/02)             2005        1.152            1.253                    -
                                                                      2004        1.039            1.152                    -
                                                                      2003        0.844            1.039                    -
                                                                      2002        1.000            0.844                    -

    Templeton Developing Markets Securities Fund - Class
    2 Shares (5/03)                                                   2005        1.775            2.226                    -
                                                                      2004        1.446            1.775                    -
                                                                      2003        1.000            1.446                    -

    Templeton Foreign Securities Fund - Class 2 Shares (4/00)         2005        1.074            1.165                    -
                                                                      2004        0.921            1.074                    -
                                                                      2003        0.708            0.921                    -
                                                                      2002        0.883            0.708                    -
                                                                      2001        1.000            0.883                    -

    Templeton Growth Securities Fund - Class 2 Shares (5/02)          2005        1.174            1.258                    -
                                                                      2004        1.028            1.174                    -
                                                                      2003        0.791            1.028                    -
                                                                      2002        1.000            0.791                    -

Greenwich Street Series Fund

    Appreciation Portfolio (4/00)                                     2005        1.032            1.060                    -
                                                                      2004        0.964            1.032                    -
                                                                      2003        0.787            0.964                    -
                                                                      2002        0.969            0.787                    -
                                                                      2001        1.000            0.969                    -

    Diversified Strategic Income Portfolio (2/01)                     2005        1.226            1.238                    -
                                                                      2004        1.167            1.226                    -
                                                                      2003        1.061            1.167                    -
                                                                      2002        1.029            1.061                    -
                                                                      2001        1.000            1.029                    -

    Equity Index Portfolio - Class II Shares (2/01)                   2005        0.855            0.877                    -
                                                                      2004        0.788            0.855                    -
                                                                      2003        0.627            0.788                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                              UNIT VALUE AT                     NUMBER OF UNITS
                                                                               BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                              YEAR         YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------------    ----    -------------    -------------    ---------------
    Equity Index Portfolio - Class II Shares  (continued)             2002        0.820            0.627                    -
                                                                      2001        1.000            0.820                    -

    Fundamental Value Portfolio (4/01)                                2005        1.307            1.348                    -
                                                                      2004        1.227            1.307                    -
                                                                      2003        0.899            1.227                    -
                                                                      2002        1.161            0.899                    -
                                                                      2001        1.000            1.161                    -

Janus Aspen Series

    Mid Cap Growth Portfolio - Service Shares (5/00)                  2005        0.446            0.492                    -
                                                                      2004        0.376            0.446                    -
                                                                      2003        0.283            0.376                    -
                                                                      2002        0.401            0.283                    -
                                                                      2001        1.000            0.401                    -

Lazard Retirement Series, Inc.

    Lazard Retirement Small Cap Portfolio (5/03)                      2005        1.508            1.544                    -
                                                                      2004        1.334            1.508                    -
                                                                      2003        1.000            1.334                    -

Lord Abbett Series Fund, Inc.

    Growth and Income Portfolio (5/03)                                2005        1.378            1.400                    -
                                                                      2004        1.243            1.378                    -
                                                                      2003        1.000            1.243                    -

    Mid-Cap Value Portfolio (5/03)                                    2005        1.536            1.636                    -
                                                                      2004        1.258            1.536                    -
                                                                      2003        1.000            1.258                    -

PIMCO Variable Insurance Trust

    Real Return Portfolio - Administrative Class (5/03)               2005        1.122            1.127                    -
                                                                      2004        1.046            1.122                    -
                                                                      2003        1.000            1.046                    -

    Total Return Portfolio - Administrative Class (5/01)              2005        1.204            1.214                    -
                                                                      2004        1.167            1.204                    -
                                                                      2003        1.129            1.167                    -
                                                                      2002        1.051            1.129                    -
                                                                      2001        1.000            1.051                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                              UNIT VALUE AT                     NUMBER OF UNITS
                                                                               BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                              YEAR         YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------------    ----    -------------    -------------    ---------------
Putnam Variable Trust

    Putnam VT Discovery Growth Fund - Class IB Shares (5/01)          2005        0.767            0.810                    -
                                                                      2004        0.724            0.767                    -
                                                                      2003        0.558            0.724                    -
                                                                      2002        0.805            0.558                    -
                                                                      2001        1.000            0.805                    -

    Putnam VT International Equity Fund - Class IB Shares (5/01)      2005        1.003            1.108                    -
                                                                      2004        0.877            1.003                    -
                                                                      2003        0.694            0.877                    -
                                                                      2002        0.856            0.694                    -
                                                                      2001        1.000            0.856                    -

    Putnam VT Small Cap Value Fund - Class IB Shares (5/01)           2005        1.599            1.685                    -
                                                                      2004        1.288            1.599                    -
                                                                      2003        0.874            1.288                    -
                                                                      2002        1.087            0.874                    -
                                                                      2001        1.000            1.087                    -

Salomon Brothers Variable Series Funds Inc.

    All Cap Fund - Class I (4/01)                                     2005        1.299            1.330                    -
                                                                      2004        1.219            1.299                    -
                                                                      2003        0.891            1.219                    -
                                                                      2002        1.208            0.891                    -
                                                                      2001        1.000            1.208                    -

    Investors Fund - Class I (5/01)                                   2005        1.165            1.221                    -
                                                                      2004        1.072            1.165                    -
                                                                      2003        0.823            1.072                    -
                                                                      2002        1.087            0.823                    -
                                                                      2001        1.000            1.087                    -

    Small Cap Growth Fund - Class I (3/01)                            2005        1.361            1.405                    -
                                                                      2004        1.201            1.361                    -
                                                                      2003        0.820            1.201                    -
                                                                      2002        1.276            0.820                    -
                                                                      2001        1.000            1.276                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                              UNIT VALUE AT                     NUMBER OF UNITS
                                                                               BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                              YEAR         YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------------    ----    -------------    -------------    ---------------
Smith Barney Investment Series

    Smith Barney Dividend Strategy Portfolio (5/01)                   2005        0.804            0.789                    -
                                                                      2004        0.790            0.804                    -
                                                                      2003        0.650            0.790                    -
                                                                      2002        0.893            0.650                    -
                                                                      2001        1.000            0.893                    -

    Smith Barney Premier Selections All Cap
    Growth Portfolio (5/01)                                           2005        0.861            0.901                    -
                                                                      2004        0.851            0.861                    -
                                                                      2003        0.644            0.851                    -
                                                                      2002        0.893            0.644                    -
                                                                      2001        1.000            0.893                    -

Smith Barney Multiple Discipline Trust

    Multiple Discipline Portfolio - All Cap Growth
    and Value (10/02)                                                 2005        1.440            1.492                    -
                                                                      2004        1.372            1.440                    -
                                                                      2003        1.061            1.372                    -
                                                                      2002        1.000            1.061                    -

    Multiple Discipline Portfolio - Balanced All Cap
    Growth and Value (10/02)                                          2005        1.287            1.321                    -
                                                                      2004        1.245            1.287                    -
                                                                      2003        1.038            1.245                    -
                                                                      2002        1.000            1.038                    -

    Multiple Discipline Portfolio - Global All Cap
    Growth and Value (10/02)                                          2005        1.508            1.582                    -
                                                                      2004        1.390            1.508                    -
                                                                      2003        1.074            1.390                    -
                                                                      2002        1.000            1.074                    -

    Multiple Discipline Portfolio - Large Cap Growth and
    Value (10/02)                                                     2005        1.425            1.453                    -
                                                                      2004        1.357            1.425                    -
                                                                      2003        1.069            1.357                    -
                                                                      2002        1.000            1.069                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                              UNIT VALUE AT                     NUMBER OF UNITS
                                                                               BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                              YEAR         YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------------    ----    -------------    -------------    ---------------
The Travelers Series Trust

    AIM Capital Appreciation Portfolio (5/01)                         2005        0.862            0.923                    -
                                                                      2004        0.823            0.862                    -
                                                                      2003        0.646            0.823                    -
                                                                      2002        0.863            0.646                    -
                                                                      2001        1.000            0.863                    -

    Equity Income Portfolio (4/00)                                    2005        1.231            1.266                    -
                                                                      2004        1.138            1.231                    -
                                                                      2003        0.882            1.138                    -
                                                                      2002        1.041            0.882                    -
                                                                      2001        1.000            1.041                    -

    Large Cap Portfolio (11/99)                                       2005        0.755            0.808                    -
                                                                      2004        0.720            0.755                    -
                                                                      2003        0.587            0.720                    -
                                                                      2002        0.773            0.587                    -
                                                                      2001        1.000            0.773                    -

    Managed Allocation Series: Aggressive Portfolio (6/05)            2005        1.000            1.077                    -

    Managed Allocation Series: Conservative Portfolio (8/05)          2005        1.022            1.031                    -

    Managed Allocation Series: Moderate Portfolio (6/05)              2005        1.002            1.046                    -

    Managed Allocation Series: Moderate-Aggressive
    Portfolio (5/05)                                                  2005        1.000            1.065                    -

    Managed Allocation Series: Moderate-Conservative
    Portfolio (5/05)                                                  2005        1.000            1.037                    -

    Mercury Large Cap Core Portfolio (8/00)                           2005        0.808            0.891                    -
                                                                      2004        0.709            0.808                    -
                                                                      2003        0.594            0.709                    -
                                                                      2002        0.807            0.594                    -
                                                                      2001        1.000            0.807                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                              UNIT VALUE AT                     NUMBER OF UNITS
                                                                               BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                              YEAR         YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------------    ----    -------------    -------------    ---------------
    MFS Emerging Growth Portfolio (4/00)                              2005        0.647            0.628                    -
                                                                      2004        0.583            0.647                    -
                                                                      2003        0.459            0.583                    -
                                                                      2002        0.709            0.459                    -
                                                                      2001        1.000            0.709                    -

    MFS Mid Cap Growth Portfolio (5/00)                               2005        0.561            0.569                    -
                                                                      2004        0.500            0.561                    -
                                                                      2003        0.371            0.500                    -
                                                                      2002        0.736            0.371                    -
                                                                      2001        0.849            0.736                    -

    MFS Total Return Portfolio (6/00)                                 2005        1.332            1.350                    -
                                                                      2004        1.214            1.332                    -
                                                                      2003        1.059            1.214                    -
                                                                      2002        1.136            1.059                    -
                                                                      2001        1.000            1.136                    -

    MFS Value Portfolio (5/04)                                        2005        1.121            1.174                    -
                                                                      2004        1.000            1.121                    -

    Mondrian International Stock Portfolio (5/00)                     2005        0.846            0.912                    -
                                                                      2004        0.743            0.846                    -
                                                                      2003        0.587            0.743                    -
                                                                      2002        0.685            0.587                    -
                                                                      2001        0.893            0.685                    -

    Pioneer Fund Portfolio (5/03)                                     2005        1.329            1.386                    -
                                                                      2004        1.215            1.329                    -
                                                                      2003        1.000            1.215                    -

    Pioneer Mid Cap Value Portfolio (6/05)                            2005        1.020            1.062                    -

    Pioneer Strategic Income Portfolio (5/00)                         2005        1.363            1.390                    -
                                                                      2004        1.248            1.363                    -
                                                                      2003        1.061            1.248                    -
                                                                      2002        1.018            1.061                    -
                                                                      2001        1.033            1.018                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                              UNIT VALUE AT                     NUMBER OF UNITS
                                                                               BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                              YEAR         YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------------    ----    -------------    -------------    ---------------
    Strategic Equity Portfolio (11/99)                                2005        0.731            0.734                    -
                                                                      2004        0.674            0.731                    -
                                                                      2003        0.517            0.674                    -
                                                                      2002        0.790            0.517                    -
                                                                      2001        1.000            0.790                    -

    Style Focus Series: Small Cap Growth Portfolio (5/05)             2005        1.000            1.136                    -

    Style Focus Series: Small Cap Value Portfolio (5/05)              2005        0.987            1.108                    -

    Travelers Managed Income Portfolio (5/01)                         2005        1.211            1.208                    -
                                                                      2004        1.196            1.211                    -
                                                                      2003        1.121            1.196                    -
                                                                      2002        1.115            1.121                    -
                                                                      2001        1.000            1.115                    -

    Van Kampen Enterprise Portfolio (8/00)                            2005        0.660            0.701                    -
                                                                      2004        0.646            0.660                    -
                                                                      2003        0.522            0.646                    -
                                                                      2002        0.752            0.522                    -
                                                                      2001        1.000            0.752                    -

Travelers Series Fund Inc.

    SB Adjustable Rate Income Portfolio - Class I Shares (9/03)       2005        0.994            1.002                    -
                                                                      2004        0.999            0.994                    -
                                                                      2003        1.000            0.999                    -

    Smith Barney Aggressive Growth Portfolio (12/99)                  2005        1.238            1.360                    -
                                                                      2004        1.144            1.238                    -
                                                                      2003        0.864            1.144                    -
                                                                      2002        1.304            0.864                    -
                                                                      2001        1.000            1.304                    -

    Smith Barney High Income Portfolio (5/01)                         2005        1.133            1.144                    -
                                                                      2004        1.042            1.133                    -
                                                                      2003        0.830            1.042                    -
                                                                      2002        0.872            0.830                    -
                                                                      2001        1.000            0.872                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                              UNIT VALUE AT                     NUMBER OF UNITS
                                                                               BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                              YEAR         YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------------    ----    -------------    -------------    ---------------
    Smith Barney International All Cap Growth Portfolio (4/00)        2005        0.666            0.732                    -
                                                                      2004        0.574            0.666                    -
                                                                      2003        0.458            0.574                    -
                                                                      2002        0.626            0.458                    -
                                                                      2001        1.000            0.626                    -

    Smith Barney Large Cap Value Portfolio (11/99)                    2005        1.010            1.059                    -
                                                                      2004        0.928            1.010                    -
                                                                      2003        0.739            0.928                    -
                                                                      2002        1.007            0.739                    -
                                                                      2001        1.000            1.007                    -

    Smith Barney Large Capitalization Growth Portfolio (11/99)        2005        0.915            0.947                    -
                                                                      2004        0.926            0.915                    -
                                                                      2003        0.638            0.926                    -
                                                                      2002        0.861            0.638                    -
                                                                      2001        1.000            0.861                    -

    Smith Barney Mid Cap Core Portfolio (11/99)                       2005        1.327            1.414                    -
                                                                      2004        1.221            1.327                    -
                                                                      2003        0.956            1.221                    -
                                                                      2002        1.201            0.956                    -
                                                                      2001        1.000            1.201                    -

    Smith Barney Money Market Portfolio (7/00)                        2005        1.052            1.065                    -
                                                                      2004        1.060            1.052                    -
                                                                      2003        1.070            1.060                    -
                                                                      2002        1.074            1.070                    -
                                                                      2001        1.000            1.074                    -

Van Kampen Life Investment Trust

    Emerging Growth Portfolio - Class I Shares (4/00)                 2005        0.730            0.775                    -
                                                                      2004        0.693            0.730                    -
                                                                      2003        0.553            0.693                    -
                                                                      2002        0.832            0.553                    -
                                                                      2001        1.000            0.832                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                              UNIT VALUE AT                     NUMBER OF UNITS
                                                                               BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                              YEAR         YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------------    ----    -------------    -------------    ---------------
Variable Annuity Portfolios

    Smith Barney Small Cap Growth Opportunities Portfolio (5/01)      2005        1.098              1.134                  -
                                                                      2004        0.965              1.098                  -
                                                                      2003        0.691              0.965                  -
                                                                      2002        0.944              0.691                  -
                                                                      2001        1.000              0.944                  -

Variable Insurance Products Fund

    Contrafund<< Portfolio - Service Class (12/99)                    2005        1.155              1.328                  -
                                                                      2004        1.017              1.155                  -
                                                                      2003        0.805              1.017                  -
                                                                      2002        0.903              0.805                  -
                                                                      2001        1.000              0.903                  -

    Mid Cap Portfolio - Service Class 2 (5/01)                        2005        1.518              1.763                  -
                                                                      2004        1.237              1.518                  -
                                                                      2003        0.909              1.237                  -
                                                                      2002        1.027              0.909                  -

                         CONDENSED FINANCIAL INFORMATION

                       SEPARATE ACCOUNT CHARGES 1.60% (B)

                                                                              UNIT VALUE AT                     NUMBER OF UNITS
                                                                               BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                              YEAR         YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------------    ----    -------------    -------------    ---------------
    Capital Appreciation Fund (5/00)                                  2005        0.575            0.669           1,091,833
                                                                      2004        0.489            0.575           1,021,955
                                                                      2003        0.398            0.489             989,979
                                                                      2002        0.539            0.398             910,886
                                                                      2001        0.741            0.539             797,412
                                                                      2000        1.000            0.741                   -

AIM Variable Insurance Funds

    AIM V.I. Premier Equity Fund - Series I (5/01)                    2005        0.777            0.808             750,899
                                                                      2004        0.747            0.777             803,062
                                                                      2003        0.607            0.747             854,282
                                                                      2002        0.884            0.607             893,530
                                                                      2001        1.000            0.884             227,887

AllianceBernstein Variable Product Series Fund, Inc.

    AllianceBernstein Growth and Income Portfolio - Class B (5/02)    2005        1.121            1.154             185,913
                                                                      2004        1.024            1.121             127,755
                                                                      2003        0.787            1.024             128,186
                                                                      2002        1.000            0.787              45,190

    AllianceBernstein Large-Cap Growth Portfolio - Class B (11/99)    2005        0.661            0.747           1,598,096
                                                                      2004        0.620            0.661           1,740,166
                                                                      2003        0.511            0.620           1,877,463
                                                                      2002        0.750            0.511           1,645,516
                                                                      2001        0.923            0.750           1,129,808
                                                                      2000        1.127            0.923             286,366
                                                                      1999        1.000            1.127              96,188

American Funds Insurance Series

    Global Growth Fund - Class 2 Shares (11/99)                       2005        1.095            1.229           1,340,169
                                                                      2004        0.980            1.095           1,274,097
                                                                      2003        0.736            0.980           1,255,508
                                                                      2002        0.877            0.736           1,218,395
                                                                      2001        1.039            0.877             953,012
                                                                      2000        1.301            1.039             106,123
                                                                      1999        1.000            1.301              35,494

                         CONDENSED FINANCIAL INFORMATION

                                                                              UNIT VALUE AT                     NUMBER OF UNITS
                                                                               BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                                YEAR       YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------------      ----  -------------    -------------    ---------------
    Growth Fund - Class 2 Shares (12/99)                                2005      1.086            1.242           3,325,372
                                                                        2004      0.981            1.086           2,992,285
                                                                        2003      0.728            0.981           2,688,587
                                                                        2002      0.980            0.728           2,192,821
                                                                        2001      1.217            0.980           1,418,434
                                                                        2000      1.183            1.217             279,453
                                                                        1999      1.000            1.183              32,012

    Growth-Income Fund - Class 2 Shares (3/00)                          2005      1.258            1.310           3,394,599
                                                                        2004      1.158            1.258           3,102,578
                                                                        2003      0.888            1.158           2,790,028
                                                                        2002      1.105            0.888           2,285,397
                                                                        2001      1.095            1.105           1,207,066
                                                                        2000      1.000            1.095             158,718

Delaware VIP Trust

    Delaware VIP REIT Series - Standard Class (5/00)                    2005      2.200            2.320             524,397
                                                                        2004      1.701            2.200             490,484
                                                                        2003      1.290            1.701             421,285
                                                                        2002      1.254            1.290             175,784
                                                                        2001      1.171            1.254              65,865
                                                                        2000      1.000            1.171               1,000

FAM Variable Series Funds, Inc.

    Mercury Global Allocation V.I. Fund - Class III (11/03)             2005      1.207            1.309              28,167
                                                                        2004      1.074            1.207               9,574
                                                                        2003      1.000            1.074                   -

    Mercury Value Opportunities V.I. Fund - Class III (11/03)           2005      1.205            1.306               8,442
                                                                        2004      1.067            1.205               9,828
                                                                        2003      1.000            1.067                   -

Franklin Templeton Variable Insurance Products Trust

    Franklin Income Securities Fund - Class II Shares (5/05)            2005      1.000            1.051              20,801

                         CONDENSED FINANCIAL INFORMATION
                 SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)

                                                                              UNIT VALUE AT                     NUMBER OF UNITS
                                                                               BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                          PORTFOLIO NAME                              YEAR         YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------------    ----    -------------    -------------    ---------------
    Franklin Small-Mid Cap Growth Securities Fund - Class
    2 Shares (4/00)                                                   2005        0.835            0.861             520,262
                                                                      2004        0.761            0.835             569,576
                                                                      2003        0.564            0.761             522,982
                                                                      2002        0.803            0.564             667,545
                                                                      2001        0.963            0.803             386,790
                                                                      2000        1.000            0.963              19,259

    Mutual Shares Securities Fund - Class 2 Shares (5/02)             2005        1.152            1.253             370,746
                                                                      2004        1.039            1.152             454,839
                                                                      2003        0.844            1.039             435,419
                                                                      2002        1.000            0.844              36,512

    Templeton Developing Markets Securities Fund - Class
    2 Shares (5/03)                                                   2005        1.775            2.226             138,497
                                                                      2004        1.446            1.775              75,008
                                                                      2003        1.000            1.446              14,072

    Templeton Foreign Securities Fund - Class 2 Shares (4/00)         2005        1.071            1.162             455,205
                                                                      2004        0.918            1.071             305,019
                                                                      2003        0.706            0.918             271,043
                                                                      2002        0.881            0.706             206,340
                                                                      2001        1.065            0.881              96,122
                                                                      2000        1.000            1.065              15,014

    Templeton Growth Securities Fund - Class 2 Shares (5/02)          2005        1.174            1.258             295,433
                                                                      2004        1.028            1.174              49,047
                                                                      2003        0.791            1.028             107,889
                                                                      2002        1.000            0.791                   -

Greenwich Street Series Fund

    Appreciation Portfolio (4/00)                                     2005        1.029            1.057           1,637,872
                                                                      2004        0.962            1.029           1,649,177
                                                                      2003        0.784            0.962           1,597,967
                                                                      2002        0.966            0.784           1,055,953
                                                                      2001        1.023            0.966             456,140
                                                                      2000        1.000            1.023              27,890

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
   Diversified Strategic Income Portfolio (2/01)               2005        1.223           1.234           750,881
                                                               2004        1.164           1.223           846,734
                                                               2003        1.058           1.164           842,149
                                                               2002        1.026           1.058           501,320
                                                               2001        1.000           1.026           214,616

   Equity Index Portfolio - Class II Shares (2/01)             2005        0.853           0.875         2,428,045
                                                               2004        0.786           0.853         2,711,504
                                                               2003        0.625           0.786         2,943,217
                                                               2002        0.818           0.625         1,808,443
                                                               2001        1.000           0.818           923,288

   Fundamental Value Portfolio (4/01)                          2005        1.304           1.344         1,864,743
                                                               2004        1.224           1.304         2,184,138
                                                               2003        0.897           1.224         2,305,380
                                                               2002        1.158           0.897         2,138,474
                                                               2001        1.000           1.158           668,636

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        0.445           0.491         1,025,490
                                                               2004        0.375           0.445         1,080,108
                                                               2003        0.283           0.375         1,087,735
                                                               2002        0.400           0.283           802,206
                                                               2001        0.673           0.400           587,522
                                                               2000        1.000           0.673            16,276

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.508           1.544           114,140
                                                               2004        1.334           1.508            50,521
                                                               2003        1.000           1.334            10,392

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.378           1.400           405,305
                                                               2004        1.243           1.378           334,959
                                                               2003        1.000           1.243           223,423

   Mid-Cap Value Portfolio (5/03)                              2005        1.536           1.636           311,431
                                                               2004        1.258           1.536           209,638
                                                               2003        1.000           1.258            38,024

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR     END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.122           1.127           406,116
                                                               2004        1.046           1.122           195,829
                                                               2003        1.000           1.046            76,882

   Total Return Portfolio - Administrative Class (5/01)        2005        1.204           1.214         4,703,281
                                                               2004        1.167           1.204         4,955,922
                                                               2003        1.129           1.167         5,379,938
                                                               2002        1.051           1.129         4,675,396
                                                               2001        1.000           1.051         1,184,780

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        0.767           0.810            77,546
                                                               2004        0.724           0.767            80,301
                                                               2003        0.558           0.724            80,357
                                                               2002        0.805           0.558            60,718
                                                               2001        1.000           0.805            20,854

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.003           1.108           323,478
                                                               2004        0.877           1.003           357,361
                                                               2003        0.694           0.877           312,769
                                                               2002        0.856           0.694           287,543
                                                               2001        1.000           0.856           167,986

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.599           1.685         1,053,146
                                                               2004        1.288           1.599         1,112,404
                                                               2003        0.874           1.288         1,139,306
                                                               2002        1.087           0.874           667,718
                                                               2001        1.000           1.087           219,720

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2005        1.296           1.327         2,536,190
                                                               2004        1.215           1.296         2,990,949
                                                               2003        0.888           1.215         3,201,965
                                                               2002        1.204           0.888         3,089,805
                                                               2001        1.000           1.204         1,352,966

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
   Investors Fund - Class I (5/01)                             2005        1.162           1.218         1,584,026
                                                               2004        1.069           1.162         1,681,872
                                                               2003        0.821           1.069         1,765,663
                                                               2002        1.084           0.821         1,678,687
                                                               2001        1.000           1.084           688,342

   Small Cap Growth Fund - Class I (3/01)                      2005        1.357           1.401           862,944
                                                               2004        1.198           1.357           887,897
                                                               2003        0.817           1.198           881,064
                                                               2002        1.272           0.817           930,480
                                                               2001        1.000           1.272           396,736

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        0.804           0.789            96,220
                                                               2004        0.790           0.804           103,041
                                                               2003        0.650           0.790            97,605
                                                               2002        0.893           0.650           101,456
                                                               2001        1.000           0.893            18,365

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        0.861           0.901            96,089
                                                               2004        0.851           0.861           102,329
                                                               2003        0.644           0.851           166,309
                                                               2002        0.893           0.644           115,889
                                                               2001        1.000           0.893            38,292

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.440           1.492           433,450
                                                               2004        1.372           1.440           870,667
                                                               2003        1.061           1.372           843,560
                                                               2002        1.000           1.061           592,024

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.287           1.321           143,617
                                                               2004        1.245           1.287           159,012
                                                               2003        1.038           1.245           664,987
                                                               2002        1.000           1.038            66,095

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.508           1.582           195,498
                                                               2004        1.390           1.508           197,092
                                                               2003        1.074           1.390           201,746
                                                               2002        1.000           1.074           162,663

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.425           1.453            93,196
                                                               2004        1.357           1.425           368,697
                                                               2003        1.069           1.357           351,989
                                                               2002        1.000           1.069           146,679

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        0.862           0.923           791,266
                                                               2004        0.823           0.862           914,754
                                                               2003        0.646           0.823           923,566
                                                               2002        0.863           0.646           813,867
                                                               2001        1.000           0.863           186,705

   Equity Income Portfolio (4/00)                              2005        1.228           1.262         2,590,594
                                                               2004        1.135           1.228         2,624,443
                                                               2003        0.879           1.135         2,645,190
                                                               2002        1.038           0.879         1,908,214
                                                               2001        1.130           1.038         1,262,895
                                                               2000        1.000           1.130            12,212

   Large Cap Portfolio (11/99)                                 2005        0.753           0.805         1,293,750
                                                               2004        0.718           0.753         1,300,341
                                                               2003        0.585           0.718         1,328,748
                                                               2002        0.771           0.585           811,822
                                                               2001        0.947           0.771           435,079
                                                               2000        1.125           0.947             9,529
                                                               1999        1.000           1.125                 -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.000           1.077                 -

   Managed Allocation Series: Conservative Portfolio (8/05)    2005        1.022           1.031               874

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
Managed Allocation Series: Moderate Portfolio (6/05)           2005        1.002           1.046           124,378

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.000           1.065                 -

Managed Allocation Series: Moderate-Conservative
Portfolio (5/05)                                               2005        1.000           1.037                 -

Mercury Large Cap Core Portfolio (8/00)                        2005        0.806           0.889           365,733
                                                               2004        0.707           0.806           387,974
                                                               2003        0.593           0.707           408,908
                                                               2002        0.805           0.593           451,779
                                                               2001        1.055           0.805           193,579
                                                               2000        1.000           1.055            12,368

MFS Emerging Growth Portfolio (4/00)                           2005        0.645           0.626                 -
                                                               2004        0.581           0.645           636,067
                                                               2003        0.457           0.581           777,647
                                                               2002        0.707           0.457           828,116
                                                               2001        1.126           0.707           495,736
                                                               2000        1.000           1.126            52,455

MFS Mid Cap Growth Portfolio (5/00)                            2005        0.560           0.568         2,527,381
                                                               2004        0.499           0.560         1,648,468
                                                               2003        0.370           0.499         1,689,467
                                                               2002        0.735           0.370         1,021,136
                                                               2001        0.978           0.735           440,334
                                                               2000        1.000           0.978             1,000

MFS Total Return Portfolio (6/00)                              2005        1.328           1.346         5,094,500
                                                               2004        1.211           1.328         5,040,154
                                                               2003        1.056           1.211         5,376,924
                                                               2002        1.132           1.056         4,046,493
                                                               2001        1.151           1.132         2,348,284
                                                               2000        1.000           1.151            62,642

MFS Value Portfolio (5/04)                                     2005        1.121           1.174           166,433
                                                               2004        1.000           1.121             6,859

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
Mondrian International Stock Portfolio (5/00)                  2005        0.845           0.910           577,036
                                                               2004        0.742           0.845           468,938
                                                               2003        0.586           0.742           376,707
                                                               2002        0.684           0.586            69,198
                                                               2001        0.942           0.684            15,435
                                                               2000        1.000           0.942             1,000

Pioneer Fund Portfolio (5/03)                                  2005        1.329           1.386             6,819
                                                               2004        1.215           1.329             6,826
                                                               2003        1.000           1.215                 -

Pioneer Mid Cap Value Portfolio (6/05)                         2005        1.020           1.062                 -

Pioneer Strategic Income Portfolio (5/00)                      2005        1.360           1.388           448,698
                                                               2004        1.246           1.360           230,725
                                                               2003        1.059           1.246           154,339
                                                               2002        1.016           1.059           155,124
                                                               2001        0.991           1.016            78,635
                                                               2000        1.000           0.991             1,000

Strategic Equity Portfolio (11/99)                             2005        0.729           0.732         2,212,319
                                                               2004        0.672           0.729         2,465,759
                                                               2003        0.515           0.672         2,649,642
                                                               2002        0.788           0.515         1,708,869
                                                               2001        0.925           0.788           936,287
                                                               2000        1.149           0.925            40,615
                                                               1999        1.000           1.149                 -

Style Focus Series: Small Cap Growth Portfolio (5/05)          2005        1.000           1.136                 -

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        0.987           1.108                 -

Travelers Managed Income Portfolio (5/01)                      2005        1.207           1.205           614,246
                                                               2004        1.193           1.207           730,685
                                                               2003        1.118           1.193           906,536
                                                               2002        1.112           1.118           915,092
                                                               2001        1.000           1.112           211,077

                         CONDENSED FINANCIAL INFORMATION

                                                                           UNIT VALUE AT                     NUMBER OF UNITS
                                                                            BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                            PORTFOLIO NAME                       YEAR          YEAR          END OF YEAR       END OF YEAR
--------------------------------------------------------------   ----      -------------    -------------    ---------------
   Van Kampen Enterprise Portfolio (8/00)                        2005           0.658           0.699             109,968
                                                                 2004           0.644           0.658             117,320
                                                                 2003           0.521           0.644             127,774
                                                                 2002           0.749           0.521             113,304
                                                                 2001           0.967           0.749              89,971
                                                                 2000           1.000           0.967               5,038

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares (9/03)   2005           0.994           1.002              25,362
                                                                 2004           0.999           0.994              10,964
                                                                 2003           1.000           0.999                   -

   Smith Barney Aggressive Growth Portfolio (12/99)              2005           1.234           1.356           2,789,632
                                                                 2004           1.141           1.234           3,002,324
                                                                 2003           0.862           1.141           3,018,066
                                                                 2002           1.300           0.862           3,104,272
                                                                 2001           1.377           1.300           1,820,456
                                                                 2000           1.000           1.377              10,437

   Smith Barney High Income Portfolio (5/01)                     2005           1.130           1.141             649,379
                                                                 2004           1.039           1.130             805,157
                                                                 2003           0.828           1.039             865,154
                                                                 2002           0.870           0.828             462,790
                                                                 2001           1.000           0.870             305,604

   Smith Barney International All Cap Growth Portfolio (4/00)    2005           0.664           0.730             225,766
                                                                 2004           0.573           0.664             225,899
                                                                 2003           0.457           0.573              97,076
                                                                 2002           0.624           0.457              98,165
                                                                 2001           0.922           0.624             130,148
                                                                 2000           1.000           0.922              95,051

   Smith Barney Large Cap Value Portfolio (11/99)                2005           1.007           1.056             677,703
                                                                 2004           0.925           1.007             712,168
                                                                 2003           0.737           0.925             786,799
                                                                 2002           1.004           0.737           1,033,287
                                                                 2001           1.111           1.004             657,150

                         CONDENSED FINANCIAL INFORMATION

                                                                           UNIT VALUE AT                     NUMBER OF UNITS
                                                                            BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                            PORTFOLIO NAME                       YEAR          YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------------------    ----      -------------    -------------    ---------------
   Smith Barney Large Cap Value Portfolio  (continued)           2000          0.998            1.111              71,969
                                                                 1999          1.000            0.998              46,952

   Smith Barney Large Capitalization Growth Portfolio (11/99)    2005          0.912            0.945           1,791,939
                                                                 2004          0.924            0.912           2,124,750
                                                                 2003          0.636            0.924           2,193,183
                                                                 2002          0.859            0.636           2,247,076
                                                                 2001          0.998            0.859           1,026,339
                                                                 2000          1.090            0.998              48,107
                                                                 1999          1.000            1.090                   -

   Smith Barney Mid Cap Core Portfolio (11/99)                   2005          1.323            1.410             862,445
                                                                 2004          1.218            1.323             924,130
                                                                 2003          0.953            1.218             926,626
                                                                 2002          1.198            0.953           1,057,885
                                                                 2001          1.352            1.198             544,002
                                                                 2000          1.165            1.352              53,126
                                                                 1999          1.000            1.165              36,659

   Smith Barney Money Market Portfolio (7/00)                    2005          1.050            1.062           1,511,748
                                                                 2004          1.057            1.050           1,638,866
                                                                 2003          1.067            1.057           1,716,656
                                                                 2002          1.071            1.067           3,010,670
                                                                 2001          1.049            1.071           1,230,680
                                                                 2000          1.000            1.049               9,253

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)             2005          0.728            0.773             472,240
                                                                 2004          0.691            0.728             483,457
                                                                 2003          0.551            0.691             561,096
                                                                 2002          0.830            0.551             574,054
                                                                 2001          1.231            0.830             355,795
                                                                 2000          1.000            1.231              70,059

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio (5/01)  2005          1.098            1.134             146,891
                                                                 2004          0.965            1.098             151,184
                                                                 2003          0.691            0.965             175,378

                         CONDENSED FINANCIAL INFORMATION

                                                                                                                     NUMBER OF UNITS
                                                                                 UNIT VALUE AT      UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                              YEAR   BEGINNING OF YEAR     END OF YEAR       END OF YEAR
--------------------------------------------------------------------    ----   -----------------   ---------------   ---------------
   Smith Barney Small Cap Growth Opportunities Portfolio (continued)    2002         0.944               0.691           137,148
                                                                        2001         1.000               0.944             5,693

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (12/99)                       2005         1.151               1.324           505,019
                                                                        2004         1.014               1.151           496,602
                                                                        2003         0.803               1.014           426,397
                                                                        2002         0.901               0.803           290,613
                                                                        2001         1.045               0.901           103,316
                                                                        2000         1.138               1.045             2,548
                                                                        1999         1.000               1.138                 -

   Mid Cap Portfolio - Service Class 2 (5/01)                           2005         1.518               1.763         1,027,587
                                                                        2004         1.237               1.518           843,122
                                                                        2003         0.909               1.237           789,371
                                                                        2002         1.027               0.909           494,141

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.65%

                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                           BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------------   ----   -------------   -------------   ---------------
   Capital Appreciation Fund (5/00)                                 2005       1.348            1.567            12,756
                                                                    2004       1.147            1.348                 -
                                                                    2003       1.000            1.147                 -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)                   2005       1.159            1.204                 -
                                                                    2004       1.114            1.159                 -
                                                                    2003       1.000            1.114                 -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B (5/02)   2005       1.227            1.263            70,443
                                                                    2004       1.122            1.227            47,564
                                                                    2003       1.000            1.122                 -

   AllianceBernstein Large-Cap Growth Portfolio - Class B (11/99)   2005       1.167            1.318           126,621
                                                                    2004       1.095            1.167           127,017
                                                                    2003       1.000            1.095                 -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                      2005       1.328            1.490           414,331
                                                                    2004       1.189            1.328           209,668
                                                                    2003       1.000            1.189            11,198

   Growth Fund - Class 2 Shares (12/99)                             2005       1.274            1.456         1,448,021
                                                                    2004       1.151            1.274           594,397
                                                                    2003       1.000            1.151                 -

   Growth-Income Fund - Class 2 Shares (3/00)                       2005       1.247            1.298         1,466,940
                                                                    2004       1.149            1.247           707,032
                                                                    2003       1.000            1.149            24,831

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)                 2005       1.480            1.560            50,289
                                                                    2004       1.145            1.480                 -
                                                                    2003       1.000            1.145                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------------   ----   -------------   -------------   ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)          2005       1.207           1.308                 -
                                                                    2004       1.074           1.207                 -
                                                                    2003       1.000           1.074                 -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)        2005       1.205           1.305           116,365
                                                                    2004       1.067           1.205                 -
                                                                    2003       1.000           1.067                 -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)         2005       1.000           1.051           157,029

   Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
   (4/00)                                                           2005       1.310           1.350            80,057
                                                                    2004       1.194           1.310            79,792
                                                                    2003       1.000           1.194             8,288

   Mutual Shares Securities Fund - Class 2 Shares (5/02)            2005       1.240           1.348           255,651
                                                                    2004       1.119           1.240            93,925
                                                                    2003       1.000           1.119             2,394

   Templeton Developing Markets Securities Fund - Class 2 Shares
   (5/03)                                                           2005       1.552           1.945           212,727
                                                                    2004       1.265           1.552           109,299
                                                                    2003       1.000           1.265             7,153

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)        2005       1.373           1.488           687,128
                                                                    2004       1.177           1.373           208,807
                                                                    2003       1.000           1.177                 -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)         2005       1.327           1.421           169,003
                                                                    2004       1.163           1.327            14,468
                                                                    2003       1.000           1.163                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                 PORTFOLIO NAME                                     YEAR       YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------              ----   -------------   -------------   ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                                    2005       1.200           1.231            224,437
                                                                    2004       1.121           1.200            135,134
                                                                    2003       1.000           1.121             11,777

   Diversified Strategic Income Portfolio (2/01)                    2005       1.112           1.122            244,418
                                                                    2004       1.059           1.112            165,730
                                                                    2003       1.000           1.059              7,260

   Equity Index Portfolio - Class II Shares (2/01)                  2005       1.227           1.258            263,534
                                                                    2004       1.132           1.227            165,512
                                                                    2003       1.000           1.132              2,383

   Fundamental Value Portfolio (4/01)                               2005       1.246           1.284            397,176
                                                                    2004       1.171           1.246            184,304
                                                                    2003       1.000           1.171                  -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)                 2005       1.355           1.493             47,414
                                                                    2004       1.144           1.355              6,353
                                                                    2003       1.000           1.144                  -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                     2005       1.328           1.358            137,803
                                                                    2004       1.175           1.328             42,276
                                                                    2003       1.000           1.175                  -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                               2005       1.266           1.286            152,335
                                                                    2004       1.142           1.266             75,347
                                                                    2003       1.000           1.142                  -

   Mid-Cap Value Portfolio (5/03)                                   2005       1.413           1.504            477,152
                                                                    2004       1.158           1.413            220,095
                                                                    2003       1.000           1.158              5,067

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)              2005       1.122           1.127            460,270
                                                                    2004       1.048           1.122            152,537
                                                                    2003       1.000           1.048              7,307

                         CONDENSED FINANCIAL INFORMATION

                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                       YEAR       YEAR         END OF YEAR      END OF YEAR
---------------------------------------------------------------  ----   -------------   -------------   ---------------
   Total Return Portfolio - Administrative Class (5/01)          2005       1.059           1.067         1,570,341
                                                                 2004       1.026           1.059           184,224
                                                                 2003       1.000           1.026                 -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)      2005       1.193           1.259                 -
                                                                 2004       1.128           1.193                 -
                                                                 2003       1.000           1.128                 -

   Putnam VT International Equity Fund - Class IB Shares (5/01)  2005       1.351           1.491                 -
                                                                 2004       1.182           1.351                 -
                                                                 2003       1.000           1.182                 -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)       2005       1.537           1.619           144,056
                                                                 2004       1.238           1.537            31,452
                                                                 2003       1.000           1.238                 -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                                 2005       1.248           1.278            72,040
                                                                 2004       1.172           1.248            72,054
                                                                 2003       1.000           1.172                 -

   Investors Fund - Class I (5/01)                               2005       1.247           1.307            19,843
                                                                 2004       1.149           1.247            19,843
                                                                 2003       1.000           1.149                 -

   Small Cap Growth Fund - Class I (3/01)                        2005       1.402           1.447            55,569
                                                                 2004       1.239           1.402            31,281
                                                                 2003       1.000           1.239                 -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)               2005       1.122           1.101            34,881
                                                                 2004       1.103           1.122               326
                                                                 2003       1.000           1.103                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                              UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                             YEAR      YEAR          END OF YEAR      END OF YEAR
---------------------------------------------------------------------  ----   -------------   -------------   ---------------
   Smith Barney Premier Selections All Cap Growth Portfolio (5/01)     2005       1.167           1.220             6,478
                                                                       2004       1.153           1.167             6,481
                                                                       2003       1.000           1.153                 -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value (10/02)    2005       1.186           1.228         1,539,307
                                                                       2004       1.131           1.186         1,197,888
                                                                       2003       1.000           1.131            18,486

   Multiple Discipline Portfolio - Balanced All Cap Growth and Value
   (10/02)                                                             2005       1.127           1.155         1,067,047
                                                                       2004       1.091           1.127           566,801
                                                                       2003       1.000           1.091                 -

   Multiple Discipline Portfolio - Global All Cap Growth and Value
   (10/02)                                                             2005       1.238           1.298           847,950
                                                                       2004       1.142           1.238           216,095
                                                                       2003       1.000           1.142                 -

   Multiple Discipline Portfolio - Large Cap Growth and Value (10/02)  2005       1.180           1.202           156,295
                                                                       2004       1.124           1.180            53,951
                                                                       2003       1.000           1.124                 -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                           2005       1.193           1.276            45,298
                                                                       2004       1.138           1.193                 -
                                                                       2003       1.000           1.138                 -

   Equity Income Portfolio (4/00)                                      2005       1.226           1.260            90,175
                                                                       2004       1.134           1.226            60,231
                                                                       2003       1.000           1.134                 -

   Large Cap Portfolio (11/99)                                         2005       1.179           1.260            39,091
                                                                       2004       1.125           1.179             9,902
                                                                       2003       1.000           1.125                 -

   Managed Allocation Series: Aggressive Portfolio (6/05)              2005       1.000           1.077                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                              UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                         PORTFOLIO NAME                                YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------------      ----   -------------   -------------   ---------------
Managed Allocation Series: Conservative Portfolio (8/05)               2005       1.022           1.030                 -

Managed Allocation Series: Moderate Portfolio (6/05)                   2005       1.002           1.046           228,625

Managed Allocation Series: Moderate-Aggressive Portfolio (5/05)        2005       1.000           1.064                 -

Managed Allocation Series: Moderate-Conservative Portfolio (5/05)      2005       1.000           1.037             3,439

Mercury Large Cap Core Portfolio (8/00)                                2005       1.244           1.371           103,469
                                                                       2004       1.091           1.244                 -
                                                                       2003       1.000           1.091                 -

MFS Emerging Growth Portfolio (4/00)                                   2005       1.228           1.191                 -
                                                                       2004       1.107           1.228            19,369
                                                                       2003       1.000           1.107                 -

MFS Mid Cap Growth Portfolio (5/00)                                    2005       1.272           1.290            72,204
                                                                       2004       1.134           1.272                 -
                                                                       2003       1.000           1.134                 -

MFS Total Return Portfolio (6/00)                                      2005       1.185           1.200           933,290
                                                                       2004       1.080           1.185           545,728
                                                                       2003       1.000           1.080                 -

MFS Value Portfolio (5/04)                                             2005       1.120           1.173            96,637
                                                                       2004       1.000           1.120                 -

Mondrian International Stock Portfolio (5/00)                          2005       1.321           1.423           153,843
                                                                       2004       1.160           1.321           109,099
                                                                       2003       1.000           1.160             1,167

Pioneer Fund Portfolio (5/03)                                          2005       1.234           1.286            30,287
                                                                       2004       1.129           1.234            24,600
                                                                       2003       1.000           1.129                 -

Pioneer Mid Cap Value Portfolio (6/05)                                 2005       1.020           1.062                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                       YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------   ----   -------------   -------------   ---------------
   Pioneer Strategic Income Portfolio (5/00)                     2005       1.179           1.203            374,138
                                                                 2004       1.081           1.179            117,524
                                                                 2003       1.000           1.081                  -

   Strategic Equity Portfolio (11/99)                            2005       1.213           1.217                  -
                                                                 2004       1.118           1.213                  -
                                                                 2003       1.000           1.118                  -

   Style Focus Series: Small Cap Growth Portfolio (5/05)         2005       1.000           1.135                  -

   Style Focus Series: Small Cap Value Portfolio (5/05)          2005       0.987           1.108                  -

   Travelers Managed Income Portfolio (5/01)                     2005       1.043           1.040            240,856
                                                                 2004       1.031           1.043            303,771
                                                                 2003       1.000           1.031                  -

   Van Kampen Enterprise Portfolio (8/00)                        2005       1.155           1.225              1,656
                                                                 2004       1.130           1.155                  -
                                                                 2003       1.000           1.130                  -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares (9/03)   2005       0.994           1.001            175,675
                                                                 2004       0.999           0.994            116,252
                                                                 2003       1.000           0.999                  -

   Smith Barney Aggressive Growth Portfolio (12/99)              2005       1.230           1.351            698,240
                                                                 2004       1.138           1.230            414,907
                                                                 2003       1.000           1.138             15,556

   Smith Barney High Income Portfolio (5/01)                     2005       1.198           1.210            363,925
                                                                 2004       1.103           1.198            139,420
                                                                 2003       1.000           1.103                  -

   Smith Barney International All Cap Growth Portfolio (4/00)    2005       1.363           1.498                  -
                                                                 2004       1.176           1.363                  -
                                                                 2003       1.000           1.176                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------    -------------     ---------------
   Smith Barney Large Cap Value Portfolio (11/99)              2005        1.250            1.310                    -
                                                               2004        1.149            1.250                    -
                                                               2003        1.000            1.149                    -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        1.156            1.196              245,369
                                                               2004        1.171            1.156               62,721
                                                               2003        1.000            1.171                    -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.260            1.343               91,898
                                                               2004        1.160            1.260               60,929
                                                               2003        1.000            1.160               11,142

   Smith Barney Money Market Portfolio (7/00)                  2005        0.988            0.999              438,507
                                                               2004        0.996            0.988               93,816
                                                               2003        1.000            0.996               98,846

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2005        1.176            1.249                    -
                                                               2004        1.117            1.176                    -
                                                               2003        1.000            1.117                    -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.406            1.451              127,518
                                                               2004        1.237            1.406               79,725
                                                               2003        1.000            1.237                    -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (12/99)              2005        1.297            1.490              565,618
                                                               2004        1.143            1.297              302,203
                                                               2003        1.000            1.143                    -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.471            1.708              573,698
                                                               2004        1.200            1.471              335,336
                                                               2003        1.000            1.200                    -

                         CONDENSED FINANCIAL INFORMATION

                       SEPARATE ACCOUNT CHARGES 1.80% (A)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------     ----    -------------    -------------    ---------------
   Capital Appreciation Fund (5/00)                            2005        1.395             1.619             12,733
                                                               2004        1.188             1.395             12,740
                                                               2003        0.968             1.188             12,749
                                                               2002        1.000             0.968                  -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        1.229             1.276                  -
                                                               2004        1.183             1.229                  -
                                                               2003        0.963             1.183                  -
                                                               2002        1.000             0.963                  -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.362             1.399              3,244
                                                               2004        1.247             1.362              3,250
                                                               2003        0.960             1.247              2,224
                                                               2002        1.000             0.960                  -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.222             1.378             25,869
                                                               2004        1.148             1.222             25,662
                                                               2003        0.948             1.148             25,474
                                                               2002        1.000             0.948                  -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.458             1.634              7,987
                                                               2004        1.308             1.458              3,312
                                                               2003        0.984             1.308              1,726
                                                               2002        1.000             0.984                  -

   Growth Fund - Class 2 Shares (12/99)                        2005        1.426             1.628             32,415
                                                               2004        1.291             1.426             29,481
                                                               2003        0.961             1.291             13,149
                                                               2002        1.000             0.961                  -

   Growth-Income Fund - Class 2 Shares (3/00)                  2005        1.370             1.424             42,289
                                                               2004        1.263             1.370             30,962
                                                               2003        0.971             1.263             13,722
                                                               2002        1.000             0.971                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ---------------
Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)            2005        1.708            1.798               4,400
                                                               2004        1.323            1.708               4,404
                                                               2003        1.005            1.323               2,295
                                                               2002        1.000            1.005                   -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.205            1.304                   -
                                                               2004        1.074            1.205                   -
                                                               2003        1.000            1.074                   -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.203            1.301                   -
                                                               2004        1.067            1.203                   -
                                                               2003        1.000            1.067                   -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000            1.050                   -
   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (4/00)                                               2005        1.430            1.472               6,320
                                                               2004        1.306            1.430               6,328
                                                               2003        0.969            1.306               3,766
                                                               2002        1.000            0.969                   -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.352            1.468               5,796
                                                               2004        1.222            1.352               5,087
                                                               2003        0.994            1.222               8,845
                                                               2002        1.000            0.994                   -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.769            2.214                   -
                                                               2004        1.444            1.769                   -
                                                               2003        1.000            1.444                   -

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2005        1.495            1.618               5,580
                                                               2004        1.284            1.495               5,586

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------     ---------------
   Templeton Foreign Securities Fund - Class 2 Shares
   (continued)                                                 2003        0.989            1.284               2,149
                                                               2002        1.000            0.989                   -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.444            1.544                   -
                                                               2004        1.267            1.444                   -
                                                               2003        0.977            1.267                   -
                                                               2002        1.000            0.977                   -

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2005        1.277            1.308              11,003
                                                               2004        1.195            1.277              11,012
                                                               2003        0.977            1.195               2,822
                                                               2002        1.000            0.977                   -

   Diversified Strategic Income Portfolio (2/01)               2005        1.162            1.171               6,104
                                                               2004        1.109            1.162               6,109
                                                               2003        1.010            1.109               3,253
                                                               2002        1.000            1.010                   -

   Equity Index Portfolio - Class II Shares (2/01)             2005        1.314            1.345                   1
                                                               2004        1.213            1.314              44,329
                                                               2003        0.967            1.213               1,426
                                                               2002        1.000            0.967                   -

   Fundamental Value Portfolio (4/01)                          2005        1.398            1.439              86,161
                                                               2004        1.315            1.398              92,694
                                                               2003        0.966            1.315              30,308
                                                               2002        1.000            0.966                   -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.540            1.694                   -
                                                               2004        1.301            1.540                   -
                                                               2003        0.983            1.301                   -
                                                               2002        1.000            0.983                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------    -------------     ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.503            1.536                   -
                                                               2004        1.332            1.503                   -
                                                               2003        1.000            1.332                   -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.373            1.393              19,841
                                                               2004        1.241            1.373              10,594
                                                               2003        1.000            1.241               4,252

   Mid-Cap Value Portfolio (5/03)                              2005        1.531            1.627               1,848
                                                               2004        1.256            1.531                   -
                                                               2003        1.000            1.256                   -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.118            1.121              41,549
                                                               2004        1.045            1.118              49,209
                                                               2003        1.000            1.045              21,273

   Total Return Portfolio - Administrative Class (5/01)        2005        1.075            1.082             318,259
                                                               2004        1.044            1.075             318,280
                                                               2003        1.012            1.044             305,197
                                                               2002        1.000            1.012                   -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        1.313            1.383                   -
                                                               2004        1.242            1.313                   -
                                                               2003        0.958            1.242                   -
                                                               2002        1.000            0.958                   -

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.433            1.579              26,008
                                                               2004        1.255            1.433              26,008
                                                               2003        0.994            1.255              26,008
                                                               2002        1.000            0.994                   -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.780            1.871               8,767
                                                               2004        1.436            1.780               8,773

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------     ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares
   (continued)                                                 2003        0.977            1.436               8,062
                                                               2002        1.000            0.977                   -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2005        1.395            1.425              49,576
                                                               2004        1.311            1.395              49,426
                                                               2003        0.960            1.311              47,950
                                                               2002        1.000            0.960                   -

   Investors Fund - Class I (5/01)                             2005        1.351            1.413              34,345
                                                               2004        1.246            1.351              34,350
                                                               2003        0.959            1.246              11,586
                                                               2002        1.000            0.959                   -

   Small Cap Growth Fund - Class I (3/01)                      2005        1.604            1.652               3,047
                                                               2004        1.418            1.604               3,050
                                                               2003        0.970            1.418               1,719
                                                               2002        1.000            0.970                   -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.186            1.163                   -
                                                               2004        1.168            1.186                   -
                                                               2003        0.963            1.168                   -
                                                               2002        1.000            0.963                   -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.279            1.336                   -
                                                               2004        1.266            1.279                   -
                                                               2003        0.960            1.266                   -
                                                               2002        1.000            0.960                   -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.311            1.355             263,374
                                                               2004        1.251            1.311             260,754
                                                               2003        0.969            1.251             233,930
                                                               2002        1.000            0.969                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.210             1.239           319,561
                                                               2004        1.173             1.210           324,696
                                                               2003        0.980             1.173           267,224
                                                               2002        1.000             0.980                 -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.347             1.410             6,440
                                                               2004        1.244             1.347                 -
                                                               2003        0.963             1.244                 -
                                                               2002        1.000             0.963                 -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.277             1.299                 -
                                                               2004        1.218             1.277                 -
                                                               2003        0.962             1.218                 -
                                                               2002        1.000             0.962                 -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.285             1.372            12,258
                                                               2004        1.228             1.285            12,264
                                                               2003        0.967             1.228             3,127
                                                               2002        1.000             0.967                 -

   Equity Income Portfolio (4/00)                              2005        1.333             1.367            61,545
                                                               2004        1.235             1.333            61,375
                                                               2003        0.958             1.235            35,288
                                                               2002        1.000             0.958                 -

   Large Cap Portfolio (11/99)                                 2005        1.238             1.322                 -
                                                               2004        1.184             1.238                 -
                                                               2003        0.967             1.184                 -
                                                               2002        1.000             0.967                 -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.000             1.076                 -

   Managed Allocation Series: Conservative Portfolio (8/05)    2005        1.021             1.029                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.002             1.045                  -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000             1.063                  -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (5/05)                                            2005        1.000             1.036                  -

   Mercury Large Cap Core Portfolio (8/00)                     2005        1.318             1.451             14,317
                                                               2004        1.158             1.318             14,325
                                                               2003        0.973             1.158              4,165
                                                               2002        1.000             0.973                  -

   MFS Emerging Growth Portfolio (4/00)                        2005        1.364             1.323                  -
                                                               2004        1.232             1.364                  -
                                                               2003        0.971             1.232                  -
                                                               2002        1.000             0.971                  -

   MFS Mid Cap Growth Portfolio (5/00)                         2005        1.469             1.487             37,313
                                                               2004        1.311             1.469             37,155
                                                               2003        0.974             1.311             37,013
                                                               2002        1.000             0.974                  -

   MFS Total Return Portfolio (6/00)                           2005        1.235             1.249            387,682
                                                               2004        1.128             1.235            387,714
                                                               2003        0.986             1.128            354,044
                                                               2002        1.000             0.986                  -

   MFS Value Portfolio (5/04)                                  2005        1.119             1.170                  -
                                                               2004        1.000             1.119                  -

   Mondrian International Stock Portfolio (5/00)               2005        1.438             1.547                  -
                                                               2004        1.265             1.438                  -
                                                               2003        1.001             1.265                  -
                                                               2002        1.000             1.001                  -

   Pioneer Fund Portfolio (5/03)                               2005        1.325             1.379                  -
                                                               2004        1.214             1.325                  -
                                                               2003        1.000             1.214                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
--------------------------------------------------------       ----    -------------    -------------    ---------------
   Pioneer Mid Cap Value Portfolio (6/05)                      2005        1.020             1.061                  -

   Pioneer Strategic Income Portfolio (5/00)                   2005        1.290             1.314                  -
                                                               2004        1.184             1.290                  -
                                                               2003        1.008             1.184                  -
                                                               2002        1.000             1.008                  -

   Strategic Equity Portfolio (11/99)                          2005        1.366             1.369             32,680
                                                               2004        1.262             1.366             32,514
                                                               2003        0.970             1.262             32,350
                                                               2002        1.000             0.970                  -

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000             1.134                  -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        0.987             1.107                  -

   Travelers Managed Income Portfolio (5/01)                   2005        1.091             1.086              3,474
                                                               2004        1.080             1.091              5,363
                                                               2003        1.014             1.080              3,588
                                                               2002        1.000             1.014                  -

   Van Kampen Enterprise Portfolio (8/00)                      2005        1.216             1.288                  -
                                                               2004        1.192             1.216                  -
                                                               2003        0.966             1.192                  -
                                                               2002        1.000             0.966                  -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.992             0.997                  -
                                                               2004        0.998             0.992                  -
                                                               2003        1.000             0.998                  -

   Smith Barney Aggressive Growth Portfolio (12/99)            2005        1.357             1.488             44,784
                                                               2004        1.256             1.357             44,785
                                                               2003        0.951             1.256             42,581
                                                               2002        1.000             0.951                  -

   Smith Barney High Income Portfolio (5/01)                   2005        1.369             1.379             81,118
                                                               2004        1.262             1.369             82,764

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
--------------------------------------------------------       ----    -------------    -------------    ---------------
   Smith Barney High Income Portfolio  (continued)             2003        1.007            1.262              29,513
                                                               2002        1.000            1.007                   -

   Smith Barney International All Cap Growth Portfolio
   (4/00)                                                      2005        1.429            1.568                   -
                                                               2004        1.234            1.429                   -
                                                               2003        0.986            1.234                   -
                                                               2002        1.000            0.986                   -

   Smith Barney Large Cap Value Portfolio (11/99)              2005        1.320            1.380                   -
                                                               2004        1.215            1.320                   -
                                                               2003        0.969            1.215                   -
                                                               2002        1.000            0.969                   -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        1.352            1.397              54,671
                                                               2004        1.371            1.352              54,671
                                                               2003        0.946            1.371              52,757
                                                               2002        1.000            0.946                   -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.350            1.436              35,234
                                                               2004        1.245            1.350              35,234
                                                               2003        0.977            1.245              35,234
                                                               2002        1.000            0.977                   -

   Smith Barney Money Market Portfolio (7/00)                  2005        0.979            0.989             179,490
                                                               2004        0.988            0.979             122,628
                                                               2003        1.000            0.988              31,339
                                                               2002        1.000            1.000                   -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2005        1.262            1.338                   -
                                                               2004        1.200            1.262                   -
                                                               2003        0.960            1.200                   -
                                                               2002        1.000            0.960                   -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.543            1.590                   -
                                                               2004        1.359            1.543                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
--------------------------------------------------------       ----    -------------    -------------    ---------------
   Smith Barney Small Cap Growth Opportunities Portfolio
   (continued)                                                 2003        0.975             1.359                 -
                                                               2002        1.000             0.975                 -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (12/99)              2005        1.416             1.625             2,658
                                                               2004        1.250             1.416                 -
                                                               2003        0.992             1.250                 -
                                                               2002        1.000             0.992                 -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.640             1.901            16,845
                                                               2004        1.339             1.640            16,856
                                                               2003        0.986             1.339             6,015
                                                               2002        1.000             0.986                 -

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                       SEPARATE ACCOUNT CHARGES 1.80% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------     ----    -------------    -------------    ---------------
   Capital Appreciation Fund (5/00)                            2005        0.571             0.662                  -
                                                               2004        0.486             0.571                  -
                                                               2003        0.396             0.486                  -
                                                               2002        0.538             0.396                  -
                                                               2001        0.634             0.538                  -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        0.772             0.801                  -
                                                               2004        0.743             0.772                  -
                                                               2003        0.605             0.743                  -


                                                               2002        0.883             0.605                  -
                                                               2001        1.000             0.883                  -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.115             1.145             40,871
                                                               2004        1.020             1.115                636
                                                               2003        0.786             1.020                636
                                                               2002        1.000             0.786              3,637

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        0.656             0.740                  -
                                                               2004        0.616             0.656                  -
                                                               2003        0.509             0.616                  -
                                                               2002        0.749             0.509                  -
                                                               2001        1.000             0.749                  -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.087             1.218          1,320,739
                                                               2004        0.975             1.087             37,597
                                                               2003        0.734             0.975                  -
                                                               2002        0.875             0.734                  -
                                                               2001        1.000             0.875                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ---------------
   Growth Fund - Class 2 Shares (12/99)                        2005        1.078             1.230           1,336,163
                                                               2004        0.975             1.078              44,993
                                                               2003        0.726             0.975                   -
                                                               2002        0.978             0.726                   -
                                                               2001        1.000             0.978                   -

   Growth-Income Fund - Class 2 Shares (3/00)                  2005        1.248             1.297           1,337,544
                                                               2004        1.151             1.248              79,855
                                                               2003        0.885             1.151               9,264
                                                               2002        1.104             0.885               9,270
                                                               2001        1.000             1.104               8,328

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)            2005        2.183             2.298              32,726
                                                               2004        1.692             2.183                   -
                                                               2003        1.285             1.692                   -
                                                               2002        1.252             1.285                   -
                                                               2001        1.146             1.252                   -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.205             1.304                   -
                                                               2004        1.074             1.205                   -
                                                               2003        1.000             1.074                   -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.203             1.301                   -
                                                               2004        1.067             1.203                   -
                                                               2003        1.000             1.067                   -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000             1.050               5,118

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (4/00)                                               2005        0.829             0.853               1,110
                                                               2004        0.757             0.829                   -
                                                               2003        0.562             0.757                   -
                                                               2002        0.802             0.562                   -
                                                               2001        1.000             0.802                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ---------------
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.146             1.244             56,759
                                                               2004        1.036             1.146                  -
                                                               2003        0.842             1.036                  -
                                                               2002        1.000             0.842              2,000

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.769             2.214             71,397
                                                               2004        1.444             1.769                  -
                                                               2003        1.000             1.444                  -

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2005        1.063             1.151            202,256
                                                               2004        0.913             1.063                  -
                                                               2003        0.703             0.913                  -
                                                               2002        0.879             0.703                  -
                                                               2001        1.000             0.879                  -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.168             1.249              3,603
                                                               2004        1.025             1.168                  -
                                                               2003        0.790             1.025                  -
                                                               2002        1.000             0.790              2,000

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2005        1.022             1.047             16,951
                                                               2004        0.956             1.022                437
                                                               2003        0.782             0.956                  -
                                                               2002        0.965             0.782                  -
                                                               2001        1.000             0.965                  -

   Diversified Strategic Income Portfolio (2/01)               2005        1.214             1.222                  -
                                                               2004        1.157             1.214                  -
                                                               2003        1.055             1.157                  -
                                                               2002        1.024             1.055                  -
                                                               2001        1.000             1.024                  -

   Equity Index Portfolio - Class II Shares (2/01)             2005        0.846             0.866                  -
                                                               2004        0.781             0.846                  -
                                                               2003        0.623             0.781                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
--------------------------------------------------------       ----    -------------    -------------    ---------------
   Equity Index Portfolio - Class II Shares  (continued)       2002        0.817             0.623                  -
                                                               2001        1.000             0.817                  -

   Fundamental Value Portfolio (4/01)                          2005        1.294             1.332              2,595
                                                               2004        1.217             1.294                  -
                                                               2003        0.894             1.217                  -
                                                               2002        1.157             0.894                  -
                                                               2001        1.000             1.157                  -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        0.442             0.486              4,005
                                                               2004        0.373             0.442                  -
                                                               2003        0.282             0.373                  -
                                                               2002        0.399             0.282                  -
                                                               2001        1.000             0.399                  -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.503             1.536              1,236
                                                               2004        1.332             1.503                  -
                                                               2003        1.000             1.332                  -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.373             1.393             16,654
                                                               2004        1.241             1.373                  -
                                                               2003        1.000             1.241                  -

   Mid-Cap Value Portfolio (5/03)                              2005        1.531             1.627             51,553
                                                               2004        1.256             1.531                  -
                                                               2003        1.000             1.256                  -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.118             1.121             77,348
                                                               2004        1.045             1.118                  -
                                                               2003        1.000             1.045                  -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.195             1.203             50,305
                                                               2004        1.160             1.195                  -
                                                               2003        1.125             1.160                  -
                                                               2002        1.050             1.125                  -
                                                               2001        1.000             1.050                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        0.761             0.802                  -
                                                               2004        0.721             0.761                  -
                                                               2003        0.556             0.721                  -
                                                               2002        0.804             0.556                  -
                                                               2001        1.000             0.804                  -

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        0.996             1.098                  -
                                                               2004        0.873             0.996                  -
                                                               2003        0.691             0.873                  -
                                                               2002        0.855             0.691                  -
                                                               2001        1.000             0.855                  -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.588             1.669              7,967
                                                               2004        1.281             1.588              7,671
                                                               2003        0.871             1.281              7,676
                                                               2002        1.086             0.871              7,682
                                                               2001        1.000             1.086                  -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2005        1.286             1.314              9,081
                                                               2004        1.209             1.286              9,087
                                                               2003        0.885             1.209              9,092
                                                               2002        1.203             0.885              9,099
                                                               2001        1.000             1.203              7,692

   Investors Fund - Class I (5/01)                             2005        1.153             1.206              9,994
                                                               2004        1.064             1.153             10,000
                                                               2003        0.818             1.064             10,006
                                                               2002        1.083             0.818             10,013
                                                               2001        1.000             1.083              8,469

   Small Cap Growth Fund - Class I (3/01)                      2005        1.347             1.388                  -
                                                               2004        1.191             1.347                  -
                                                               2003        0.815             1.191                  -
                                                               2002        1.270             0.815                  -
                                                               2001        1.000             1.270                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        0.798             0.782                  -
                                                               2004        0.786             0.798                  -
                                                               2003        0.648             0.786                  -
                                                               2002        0.891             0.648                  -
                                                               2001        1.000             0.891                  -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        0.855             0.893                  -
                                                               2004        0.846             0.855                  -
                                                               2003        0.641             0.846                  -
                                                               2002        0.892             0.641                  -
                                                               2001        1.000             0.892                  -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.434             1.482            164,822
                                                               2004        1.369             1.434              7,468
                                                               2003        1.060             1.369                  -
                                                               2002        1.000             1.060                  -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.281             1.312            355,951
                                                               2004        1.242             1.281             12,104
                                                               2003        1.037             1.242                  -
                                                               2002        1.000             1.037                  -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.502             1.571              3,649
                                                               2004        1.387             1.502              3,656
                                                               2003        1.073             1.387                  -
                                                               2002        1.000             1.073                  -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.419             1.443             54,936
                                                               2004        1.353             1.419              3,767
                                                               2003        1.068             1.353                  -
                                                               2002        1.000             1.068                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        0.856             0.914             12,688
                                                               2004        0.818             0.856                  -
                                                               2003        0.644             0.818                  -
                                                               2002        0.862             0.644                  -
                                                               2001        1.000             0.862                  -

   Equity Income Portfolio (4/00)                              2005        1.218             1.250                  -
                                                               2004        1.129             1.218                  -
                                                               2003        0.876             1.129                  -
                                                               2002        1.037             0.876                  -
                                                               2001        1.000             1.037                  -

   Large Cap Portfolio (11/99)                                 2005        0.747             0.798                  -
                                                               2004        0.714             0.747                  -
                                                               2003        0.583             0.714                  -
                                                               2002        0.769             0.583                  -
                                                               2001        1.000             0.769                  -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.000             1.076             10,572

   Managed Allocation Series: Conservative Portfolio (8/05)    2005        1.021             1.029                  -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.002             1.045            219,969

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000             1.063            123,404

   Managed Allocation Series: Moderate-Conservative
   Portfolio (5/05)                                            2005        1.000             1.036                  -

   Mercury Large Cap Core Portfolio (8/00)                     2005        0.800             0.881                  -
                                                               2004        0.703             0.800                  -
                                                               2003        0.591             0.703                  -
                                                               2002        0.803             0.591                  -
                                                               2001        1.000             0.803                  -

                         CONDENSED FINANCIAL INFORMATION

                                                             UNIT VALUE AT                     NUMBER OF UNITS
                                                             BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                     YEAR        YEAR          END OF YEAR       END OF YEAR
----------------------------------------------       ----    -------------    -------------    ---------------
MFS Emerging Growth Portfolio (4/00)                 2005        0.640             0.621                  -
                                                     2004        0.578             0.640                  -
                                                     2003        0.456             0.578                  -
                                                     2002        0.706             0.456                  -
                                                     2001        1.000             0.706                  -

MFS Mid Cap Growth Portfolio (5/00)                  2005        0.556             0.563            102,138
                                                     2004        0.496             0.556                  -
                                                     2003        0.369             0.496                  -
                                                     2002        0.734             0.369                  -
                                                     2001        0.847             0.734                  -

MFS Total Return Portfolio (6/00)                    2005        1.318             1.333          1,081,146
                                                     2004        1.204             1.318             39,320
                                                     2003        1.052             1.204              7,893
                                                     2002        1.131             1.052              7,911
                                                     2001        1.000             1.131              7,931

MFS Value Portfolio (5/04)                           2005        1.119             1.170             84,896
                                                     2004        1.000             1.119                  -

Mondrian International Stock Portfolio (5/00)        2005        0.838             0.902                  -
                                                     2004        0.737             0.838                  -
                                                     2003        0.584             0.737                  -
                                                     2002        0.683             0.584                  -
                                                     2001        0.891             0.683                  -

Pioneer Fund Portfolio (5/03)                        2005        1.325             1.379                  -
                                                     2004        1.214             1.325                  -
                                                     2003        1.000             1.214                  -

Pioneer Mid Cap Value Portfolio (6/05)               2005        1.020             1.061                  -

Pioneer Strategic Income Portfolio (5/00)            2005        1.350             1.375              1,728
                                                     2004        1.239             1.350                  -
                                                     2003        1.055             1.239                  -
                                                     2002        1.015             1.055                  -
                                                     2001        1.031             1.015                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Strategic Equity Portfolio (11/99)                          2005        0.724           0.725               3,790
                                                               2004        0.668           0.724                   -
                                                               2003        0.513           0.668                   -
                                                               2002        0.787           0.513                   -
                                                               2001        1.000           0.787                   -

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.134                   -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        0.987           1.107                   -

   Travelers Managed Income Portfolio (5/01)                   2005        1.198           1.193              45,531
                                                               2004        1.186           1.198               9,463
                                                               2003        1.114           1.186               9,469
                                                               2002        1.110           1.114               9,476
                                                               2001        1.000           1.110               8,027

   Van Kampen Enterprise Portfolio (8/00)                      2005        0.653           0.692                   -
                                                               2004        0.641           0.653                   -
                                                               2003        0.519           0.641                   -
                                                               2002        0.748           0.519                   -
                                                               2001        1.000           0.748                   -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.992           0.997               1,355
                                                               2004        0.998           0.992                   -
                                                               2003        1.000           0.998                   -

   Smith Barney Aggressive Growth Portfolio (12/99)            2005        1.225           1.344              27,786
                                                               2004        1.135           1.225              15,643
                                                               2003        0.859           1.135               8,560
                                                               2002        1.298           0.859               8,566
                                                               2001        1.000           1.298               7,100

   Smith Barney High Income Portfolio (5/01)                   2005        1.121           1.130              71,855
                                                               2004        1.033           1.121                   -
                                                               2003        0.825           1.033                   -
                                                               2002        0.868           0.825                   -
                                                               2001        1.000           0.868                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT                     NUMBER OF UNITS
                                                                     BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                     PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------       ----    -------------    -------------    ---------------
   Smith Barney International All Cap Growth Portfolio
   (4/00)                                                    2005        0.659           0.724                   -
                                                             2004        0.570           0.659                   -
                                                             2003        0.455           0.570                   -
                                                             2002        0.623           0.455                   -
                                                             2001        1.000           0.623                   -

   Smith Barney Large Cap Value Portfolio (11/99)            2005        1.000           1.046              27,038
                                                             2004        0.920           1.000              26,558
                                                             2003        0.734           0.920              26,579
                                                             2002        1.002           0.734              26,602
                                                             2001        1.000           1.002              26,626

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                   2005        0.905           0.936              21,356
                                                             2004        0.918           0.905              21,387
                                                             2003        0.634           0.918              10,331
                                                             2002        0.858           0.634              10,355
                                                             2001        1.000           0.858              10,382

   Smith Barney Mid Cap Core Portfolio (11/99)               2005        1.313           1.397              31,690
                                                             2004        1.211           1.313              31,028
                                                             2003        0.950           1.211              22,951
                                                             2002        1.196           0.950              22,970
                                                             2001        1.000           1.196              22,991

   Smith Barney Money Market Portfolio (7/00)                2005        1.042           1.052             114,612
                                                             2004        1.051           1.042             185,056
                                                             2003        1.063           1.051                   -
                                                             2002        1.069           1.063                   -
                                                             2001        1.000           1.069                   -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)         2005        0.722           0.766                   -
                                                             2004        0.687           0.722                   -
                                                             2003        0.549           0.687                   -
                                                             2002        0.829           0.549                   -
                                                             2001        1.000           0.829                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------   -------------    ---------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.090           1.123                 449
                                                               2004        0.960           1.090                   -
                                                               2003        0.688           0.960                   -
                                                               2002        0.943           0.688                   -
                                                               2001        1.000           0.943                   -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (12/99)              2005        1.143           1.312              33,397
                                                               2004        1.009           1.143                   -
                                                               2003        0.800           1.009                   -
                                                               2002        0.900           0.800                   -
                                                               2001        1.000           0.900                   -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.507           1.746              54,841
                                                               2004        1.230           1.507                   -
                                                               2003        0.906           1.230                   -
                                                               2002        1.000           0.906                   -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
                PORTFOLIO NAME                                 YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------     ----    -------------   -------------    ---------------
   Capital Appreciation Fund (5/00)                            2005        1.344           1.560                  -
                                                               2004        1.146           1.344                  -
                                                               2003        1.000           1.146                  -

AIM Variable Insurance Funds

   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        1.156           1.199                  -
                                                               2004        1.113           1.156                  -
                                                               2003        1.000           1.113                  -

AllianceBernstein Variable Product Series Fund, Inc.

   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.224           1.257             85,963
                                                               2004        1.121           1.224             83,568
                                                               2003        1.000           1.121                  -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.163           1.312                  -
                                                               2004        1.094           1.163                  -
                                                               2003        1.000           1.094                  -

American Funds Insurance Series

   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.324           1.483            173,703
                                                               2004        1.188           1.324            263,884
                                                               2003        1.000           1.188                  -

   Growth Fund - Class 2 Shares (12/99)                        2005        1.270           1.449            135,328
                                                               2004        1.150           1.270            276,644
                                                               2003        1.000           1.150                  -

   Growth-Income Fund - Class 2 Shares (3/00)                  2005        1.244           1.292            566,690
                                                               2004        1.148           1.244            534,239
                                                               2003        1.000           1.148                  -

Delaware VIP Trust

   Delaware VIP REIT Series - Standard Class (5/00)            2005        1.475           1.552                  -
                                                               2004        1.144           1.475                  -
                                                               2003        1.000           1.144                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
                PORTFOLIO NAME                                 YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------

FAM Variable Series Funds, Inc.

   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.204           1.302             11,552
                                                               2004        1.074           1.204             11,520
                                                               2003        1.000           1.074                  -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.202           1.299                689
                                                               2004        1.067           1.202                  -
                                                               2003        1.000           1.067                  -

Franklin Templeton Variable Insurance Products Trust

   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000           1.049             10,523

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (4/00)                                               2005        1.306           1.344              9,220
                                                               2004        1.193           1.306              9,224
                                                               2003        1.000           1.193                  -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.236           1.342            175,517
                                                               2004        1.118           1.236              9,762
                                                               2003        1.000           1.118                  -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.547           1.936              6,490
                                                               2004        1.264           1.547              6,128
                                                               2003        1.000           1.264                  -

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2005        1.369           1.481             88,290
                                                               2004        1.176           1.369             35,130
                                                               2003        1.000           1.176                  -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.324           1.415             82,995
                                                               2004        1.162           1.324                  -
                                                               2003        1.000           1.162                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
                PORTFOLIO NAME                                 YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------         ----    -------------   -------------    ---------------
Greenwich Street Series Fund

   Appreciation Portfolio (4/00)                               2005        1.197           1.225             28,255
                                                               2004        1.120           1.197              8,849
                                                               2003        1.000           1.120                  -

   Diversified Strategic Income Portfolio (2/01)               2005        1.109           1.116             23,955
                                                               2004        1.058           1.109                  -
                                                               2003        1.000           1.058                  -

   Equity Index Portfolio - Class II Shares (2/01)             2005        1.224           1.252                  -
                                                               2004        1.131           1.224                  -
                                                               2003        1.000           1.131                  -

   Fundamental Value Portfolio (4/01)                          2005        1.243           1.278            147,957
                                                               2004        1.170           1.243            279,395
                                                               2003        1.000           1.170                  -

Janus Aspen Series

   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.351           1.486                  -
                                                               2004        1.143           1.351                  -
                                                               2003        1.000           1.143                  -

Lazard Retirement Series, Inc.

   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.324           1.352              2,759
                                                               2004        1.174           1.324                  -
                                                               2003        1.000           1.174                  -

Lord Abbett Series Fund, Inc.

   Growth and Income Portfolio (5/03)                          2005        1.262           1.279             91,971
                                                               2004        1.141           1.262             75,180
                                                               2003        1.000           1.141                  -

   Mid-Cap Value Portfolio (5/03)                              2005        1.409           1.497            144,789
                                                               2004        1.157           1.409             70,760
                                                               2003        1.000           1.157                  -

PIMCO Variable Insurance Trust

   Real Return Portfolio - Administrative Class (5/03)         2005        1.119           1.122            101,530
                                                               2004        1.047           1.119             96,680
                                                               2003        1.000           1.047                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
                PORTFOLIO NAME                                 YEAR        YEAR         END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------    ---------------
   Total Return Portfolio - Administrative Class (5/01)        2005        1.056           1.062            251,533
                                                               2004        1.025           1.056             44,977
                                                               2003        1.000           1.025                  -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        1.190           1.253                  -
                                                               2004        1.127           1.190                  -
                                                               2003        1.000           1.127                  -

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.348           1.484                  -
                                                               2004        1.181           1.348                  -
                                                               2003        1.000           1.181                  -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.533           1.611             77,768
                                                               2004        1.237           1.533            236,179
                                                               2003        1.000           1.237                  -

Salomon Brothers Variable Series Funds Inc.

   All Cap Fund - Class I (4/01)                               2005        1.245           1.272             10,131
                                                               2004        1.171           1.245             11,919
                                                               2003        1.000           1.171                  -

   Investors Fund - Class I (5/01)                             2005        1.244           1.301             17,942
                                                               2004        1.148           1.244             17,949
                                                               2003        1.000           1.148                  -

   Small Cap Growth Fund - Class I (3/01)                      2005        1.399           1.440             24,159
                                                               2004        1.238           1.399             26,711
                                                               2003        1.000           1.238                  -

Smith Barney Investment Series

   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.119           1.096              8,556
                                                               2004        1.102           1.119              7,191
                                                               2003        1.000           1.102                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
                PORTFOLIO NAME                                 YEAR        YEAR         END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------    ---------------

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.164           1.214             10,822
                                                               2004        1.152           1.164             12,731
                                                               2003        1.000           1.152                  -

Smith Barney Multiple Discipline Trust

   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.183           1.222            206,486
                                                               2004        1.130           1.183            141,272
                                                               2003        1.000           1.130                  -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.124           1.150             29,137
                                                               2004        1.090           1.124             29,159
                                                               2003        1.000           1.090                  -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.235           1.292             29,733
                                                               2004        1.141           1.235                  -
                                                               2003        1.000           1.141                  -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.177           1.197             22,058
                                                               2004        1.123           1.177                  -
                                                               2003        1.000           1.123                  -

The Travelers Series Trust

   AIM Capital Appreciation Portfolio (5/01)                   2005        1.189           1.270                  -
                                                               2004        1.138           1.189                  -
                                                               2003        1.000           1.138                  -

   Equity Income Portfolio (4/00)                              2005        1.223           1.254             39,678
                                                               2004        1.133           1.223             33,990
                                                               2003        1.000           1.133                  -

   Large Cap Portfolio (11/99)                                 2005        1.176           1.254                  -
                                                               2004        1.124           1.176                  -
                                                               2003        1.000           1.124                  -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.000           1.076                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
                PORTFOLIO NAME                                 YEAR        YEAR         END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------    ---------------

   Managed Allocation Series: Conservative Portfolio (8/05)    2005        1.021           1.029                   -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.002           1.044            125,731

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000           1.063             25,169

   Managed Allocation Series: Moderate-Conservative
   Portfolio (5/05)                                            2005        1.000           1.036                  -

   Mercury Large Cap Core Portfolio (8/00)                     2005        1.241           1.365                  -
                                                               2004        1.091           1.241                  -
                                                               2003        1.000           1.091                  -

   MFS Emerging Growth Portfolio (4/00)                        2005        1.224           1.187                  -
                                                               2004        1.106           1.224                  -
                                                               2003        1.000           1.106                  -

   MFS Mid Cap Growth Portfolio (5/00)                         2005        1.269           1.284                  -
                                                               2004        1.133           1.269                  -
                                                               2003        1.000           1.133                  -

   MFS Total Return Portfolio (6/00)                           2005        1.181           1.194            306,564
                                                               2004        1.080           1.181            168,861
                                                               2003        1.000           1.080                  -

   MFS Value Portfolio (5/04)                                  2005        1.119           1.169            130,699
                                                               2004        1.000           1.119             54,680

   Mondrian International Stock Portfolio (5/00)               2005        1.318           1.417             53,400
                                                               2004        1.160           1.318             23,515
                                                               2003        1.000           1.160                  -

   Pioneer Fund Portfolio (5/03)                               2005        1.231           1.280             38,066
                                                               2004        1.128           1.231             12,985
                                                               2003        1.000           1.128                  -

   Pioneer Mid Cap Value Portfolio (6/05)                      2005        1.020           1.061                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
                PORTFOLIO NAME                                 YEAR        YEAR         END OF YEAR       END OF YEAR
--------------------------------------------------------       ----    -------------   -------------    ---------------
   Pioneer Strategic Income Portfolio (5/00)                   2005        1.176           1.197             66,834
                                                               2004        1.080           1.176                  -
                                                               2003        1.000           1.080                  -

   Strategic Equity Portfolio (11/99)                          2005        1.209           1.211                  -
                                                               2004        1.118           1.209                  -
                                                               2003        1.000           1.118                  -

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.134                  -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        0.987           1.107                  -

   Travelers Managed Income Portfolio (5/01)                   2005        1.040           1.035             12,115
                                                               2004        1.030           1.040             12,120
                                                               2003        1.000           1.030                  -

   Van Kampen Enterprise Portfolio (8/00)                      2005        1.152           1.219              3,010
                                                               2004        1.129           1.152                  -
                                                               2003        1.000           1.129                  -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.991           0.996             10,692
                                                               2004        0.998           0.991                  -
                                                               2003        1.000           0.998                  -

   Smith Barney Aggressive Growth Portfolio (12/99)            2005        1.227           1.345            134,703
                                                               2004        1.137           1.227            243,568
                                                               2003        1.000           1.137                  -

   Smith Barney High Income Portfolio (5/01)                   2005        1.195           1.204             24,597
                                                               2004        1.102           1.195             22,846
                                                               2003        1.000           1.102                  -

   Smith Barney International All Cap Growth Portfolio
   (4/00)                                                      2005        1.359           1.491                  -
                                                               2004        1.175           1.359                  -
                                                               2003        1.000           1.175                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
                PORTFOLIO NAME                                 YEAR        YEAR         END OF YEAR       END OF YEAR
--------------------------------------------------------       ----    -------------   -------------    ---------------
   Smith Barney Large Cap Value Portfolio (11/99)              2005        1.247           1.303                 -
                                                               2004        1.148           1.247                 -
                                                               2003        1.000           1.148                 -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        1.152           1.190            18,564
                                                               2004        1.170           1.152            12,249
                                                               2003        1.000           1.170                 -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.257           1.336                 -
                                                               2004        1.159           1.257                 -
                                                               2003        1.000           1.159                 -

   Smith Barney Money Market Portfolio (7/00)                  2005        0.985           0.994            15,216
                                                               2004        0.995           0.985                 -
                                                               2003        1.000           0.995                 -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2005        1.173           1.243                 -
                                                               2004        1.116           1.173                 -
                                                               2003        1.000           1.116                 -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.402           1.444            15,629
                                                               2004        1.236           1.402            14,738
                                                               2003        1.000           1.236                 -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (12/99)              2005        1.293           1.483            59,970
                                                               2004        1.142           1.293            27,499
                                                               2003        1.000           1.142                 -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.467           1.700            89,020
                                                               2004        1.199           1.467            20,405
                                                               2003        1.000           1.199                 -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.90%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
                PORTFOLIO NAME                                 YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Capital Appreciation Fund (5/00)                            2005        1.000           1.169                 -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        1.000           1.043                 -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.000           1.011                 -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.000           1.159                 -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.000           1.120            10,370

   Growth Fund - Class 2 Shares (12/99)                        2005        1.000           1.147            52,887

   Growth-Income Fund - Class 2 Shares (3/00)                  2005        1.000           1.042            52,887

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)            2005        1.000           1.087             9,319

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.000           1.080                 -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.000           1.106                 -

Franklin Templeton Variable Insurance Products Trust

   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000           1.049            17,636

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (4/00)                                               2005        1.000           1.055             5,930

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.000           1.083                 -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.000           1.211            10,022

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
                PORTFOLIO NAME                                 YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2005        1.000           1.075            10,001

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.000           1.065             9,151

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2005        1.000           1.016             1,204

   Diversified Strategic Income Portfolio (2/01)               2005        1.000           0.998                 -

   Equity Index Portfolio - Class II Shares (2/01)             2005        1.000           1.029             8,096

   Fundamental Value Portfolio (4/01)                          2005        1.000           1.042             1,190

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.000           1.107                 -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.000           1.032                 -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.000           1.027            15,208

   Mid-Cap Value Portfolio (5/03)                              2005        1.000           1.076             1,150

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.000           0.993            12,018

   Total Return Portfolio - Administrative Class (5/01)        2005        1.000           1.001            19,399

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        1.000           1.070                 -

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.000           1.099                 -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.000           1.056                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
                PORTFOLIO NAME                                 YEAR        YEAR         END OF YEAR       END OF YEAR
--------------------------------------------------------       ----    -------------   -------------    ---------------

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2005        1.000           1.036                 -

   Investors Fund - Class I (5/01)                             2005        1.000           1.049                 -

   Small Cap Growth Fund - Class I (3/01)                      2005        1.000           1.078                 -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.000           0.982                 -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.000           1.046                 -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.000           1.046            46,234

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.000           1.032                 -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.000           1.056                 -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.000           1.021                 -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.000           1.083                 -

   Equity Income Portfolio (4/00)                              2005        1.000           1.031                 -

   Large Cap Portfolio (11/99)                                 2005        1.000           1.077                 -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.000           1.075                 -

   Managed Allocation Series: Conservative Portfolio (8/05)    2005        1.021           1.029                 -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.002           1.044                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                                                                      BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----   -------------   -------------   ----------------
 Managed Allocation Series: Moderate-Aggressive Portfolio
 (5/05)                                                        2005        1.000           1.063                 -

 Managed Allocation Series: Moderate-Conservative
 Portfolio (5/05)                                              2005        1.000           1.036             8,018

 Mercury Large Cap Core Portfolio (8/00)                       2005        1.000           1.092                 -

 MFS Emerging Growth Portfolio (4/00)                          2005        1.000           0.998                 -

 MFS Mid Cap Growth Portfolio (5/00)                           2005        1.000           1.048                 -

 MFS Total Return Portfolio (6/00)                             2005        1.000           1.011            19,780

 MFS Value Portfolio (5/04)                                    2005        1.000           1.038                 -

 Mondrian International Stock Portfolio (5/00)                 2005        1.000           1.071            18,739

 Pioneer Fund Portfolio (5/03)                                 2005        1.000           1.047                 -

 Pioneer Mid Cap Value Portfolio (6/05)                        2005        1.020           1.060                 -

 Pioneer Strategic Income Portfolio (5/00)                     2005        1.000           1.009             8,137

 Strategic Equity Portfolio (11/99)                            2005        1.000           1.046                 -

 Style Focus Series: Small Cap Growth Portfolio (5/05)         2005        1.000           1.134                 -

 Style Focus Series: Small Cap Value Portfolio (5/05)          2005        0.987           1.106                 -

 Travelers Managed Income Portfolio (5/01)                     2005        1.000           0.991                 -

 Van Kampen Enterprise Portfolio (8/00)                        2005        1.000           1.074                 -

Travelers Series Fund Inc.

 SB Adjustable Rate Income Portfolio - Class I Shares
 (9/03)                                                        2005        1.000           1.004            10,595

 Smith Barney Aggressive Growth Portfolio (12/99)              2005        1.000           1.111             1,115

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----   -------------   -------------   ----------------

 Smith Barney High Income Portfolio (5/01)                     2005        1.000           1.000                 -

 Smith Barney International All Cap Growth Portfolio
 (4/00)                                                        2005        1.000           1.090                 -

 Smith Barney Large Cap Value Portfolio (11/99)                2005        1.000           1.049                 -

 Smith Barney Large Capitalization Growth Portfolio
 (11/99)                                                       2005        1.000           1.058                 -

 Smith Barney Mid Cap Core Portfolio (11/99)                   2005        1.000           1.072                 -

 Smith Barney Money Market Portfolio (7/00)                    2005        1.000           1.009                 -

Van Kampen Life Investment Trust
 Emerging Growth Portfolio - Class I Shares (4/00)             2005        1.000           1.077                 -

Variable Annuity Portfolios
 Smith Barney Small Cap Growth Opportunities Portfolio
 (5/01)                                                        2005        1.000           1.078                 -

Variable Insurance Products Fund
 Contrafund<< Portfolio - Service Class (12/99)                2005        1.000           1.136             1,095
 Mid Cap Portfolio - Service Class 2 (5/01)                    2005        1.000           1.142            20,164

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                      UNIT VALUE AT                    NUMBER OF UNITS
                                                                      BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR      YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----   -------------   -------------   ----------------
 Capital Appreciation Fund (5/00)                              2005        1.341           1.553            15,582
                                                               2004        1.145           1.341                 -
                                                               2003        1.000           1.145                 -

AIM Variable Insurance Funds

 AIM V.I. Premier Equity Fund - Series I (5/01)                2005        1.152           1.193                 -
                                                               2004        1.112           1.152                 -
                                                               2003        1.000           1.112                 -

AllianceBernstein Variable Product Series Fund, Inc.

 AllianceBernstein Growth and Income Portfolio - Class B
 (5/02)                                                        2005        1.220           1.251           324,368
                                                               2004        1.120           1.220            69,813
                                                               2003        1.000           1.120                 -

 AllianceBernstein Large-Cap Growth Portfolio - Class B
 (11/99)                                                       2005        1.160           1.305           241,007
                                                               2004        1.093           1.160                 -
                                                               2003        1.000           1.093                 -

American Funds Insurance Series

 Global Growth Fund - Class 2 Shares (11/99)                   2005        1.320           1.476         1,571,889
                                                               2004        1.188           1.320           418,416
                                                               2003        1.000           1.188            12,571

 Growth Fund - Class 2 Shares (12/99)                          2005        1.266           1.442         5,816,470
                                                               2004        1.149           1.266         1,448,922
                                                               2003        1.000           1.149             2,496

 Growth-Income Fund - Class 2 Shares (3/00)                    2005        1.240           1.286         7,302,980
                                                               2004        1.147           1.240         1,766,970
                                                               2003        1.000           1.147            98,693

Delaware VIP Trust

 Delaware VIP REIT Series - Standard Class (5/00)              2005        1.471           1.545            18,462
                                                               2004        1.143           1.471                 -
                                                               2003        1.000           1.143                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                    NUMBER OF UNITS
                                                                      BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----   -------------   -------------   ----------------
FAM Variable Series Funds, Inc.

 Mercury Global Allocation V.I. Fund - Class III (11/03)       2005        1.201           1.297            73,812
                                                               2004        1.074           1.201                 -
                                                               2003        1.000           1.074                 -

 Mercury Value Opportunities V.I. Fund - Class III (11/03)     2005        1.199           1.294           388,532
                                                               2004        1.067           1.199             2,234
                                                               2003        1.000           1.067                 -

Franklin Templeton Variable Insurance Products Trust

 Franklin Income Securities Fund - Class II Shares (5/05)      2005        1.000           1.048           333,333

 Franklin Small-Mid Cap Growth Securities Fund - Class 2
 Shares (4/00)                                                 2005        1.302           1.337           367,838
                                                               2004        1.193           1.302           155,797
                                                               2003        1.000           1.193             1,183

 Mutual Shares Securities Fund - Class 2 Shares (5/02)         2005        1.233           1.336         1,148,738
                                                               2004        1.117           1.233           362,129
                                                               2003        1.000           1.117            33,112

 Templeton Developing Markets Securities Fund - Class 2
 Shares (5/03)                                                 2005        1.543           1.927           665,125
                                                               2004        1.263           1.543            60,640
                                                               2003        1.000           1.263                 -

 Templeton Foreign Securities Fund - Class 2 Shares (4/00)     2005        1.365           1.474         1,468,418
                                                               2004        1.176           1.365           334,841
                                                               2003        1.000           1.176                 -

 Templeton Growth Securities Fund - Class 2 Shares (5/02)      2005        1.320           1.408           839,302
                                                               2004        1.161           1.320           186,548
                                                               2003        1.000           1.161                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----   -------------   -------------   ----------------
Greenwich Street Series Fund

 Appreciation Portfolio (4/00)                                 2005        1.193           1.219         1,141,745
                                                               2004        1.120           1.193           508,994
                                                               2003        1.000           1.120            28,096

 Diversified Strategic Income Portfolio (2/01)                 2005        1.106           1.111           362,760
                                                               2004        1.057           1.106           289,574
                                                               2003        1.000           1.057            21,719

 Equity Index Portfolio - Class II Shares (2/01)               2005        1.220           1.246           421,906
                                                               2004        1.130           1.220           138,787
                                                               2003        1.000           1.130            46,185

 Fundamental Value Portfolio (4/01)                            2005        1.239           1.272           846,421
                                                               2004        1.169           1.239           561,965
                                                               2003        1.000           1.169             1,718

Janus Aspen Series

 Mid Cap Growth Portfolio - Service Shares (5/00)              2005        1.348           1.479            90,523
                                                               2004        1.142           1.348            21,722
                                                               2003        1.000           1.142                 -

Lazard Retirement Series, Inc.

 Lazard Retirement Small Cap Portfolio (5/03)                  2005        1.320           1.345           318,467
                                                               2004        1.173           1.320            55,847
                                                               2003        1.000           1.173                 -

Lord Abbett Series Fund, Inc.

 Growth and Income Portfolio (5/03)                            2005        1.259           1.273           640,552
                                                               2004        1.140           1.259           215,528
                                                               2003        1.000           1.140                 -

 Mid-Cap Value Portfolio (5/03)                                2005        1.405           1.490           911,562
                                                               2004        1.156           1.405           195,242
                                                               2003        1.000           1.156                 -

PIMCO Variable Insurance Trust

 Real Return Portfolio - Administrative Class (5/03)           2005        1.116           1.116         1,721,354
                                                               2004        1.046           1.116           321,614
                                                               2003        1.000           1.046                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----   -------------   -------------   ----------------
 Total Return Portfolio - Administrative Class (5/01)          2005        1.053           1.057         3,359,573
                                                               2004        1.025           1.053           692,716
                                                               2003        1.000           1.025            79,184

Putnam Variable Trust

 Putnam VT Discovery Growth Fund - Class IB Shares (5/01)      2005        1.187           1.247                 -
                                                               2004        1.126           1.187                 -
                                                               2003        1.000           1.126                 -

 Putnam VT International Equity Fund - Class IB Shares
 (5/01)                                                        2005        1.344           1.477                 -
                                                               2004        1.180           1.344                 -
                                                               2003        1.000           1.180                 -

 Putnam VT Small Cap Value Fund - Class IB Shares (5/01)       2005        1.529           1.603           203,460
                                                               2004        1.236           1.529            26,473
                                                               2003        1.000           1.236                 -

Salomon Brothers Variable Series Funds Inc.

 All Cap Fund - Class I (4/01)                                 2005        1.242           1.266            47,544
                                                               2004        1.170           1.242            47,407
                                                               2003        1.000           1.170                 -

 Investors Fund - Class I (5/01)                               2005        1.240           1.295            30,398
                                                               2004        1.147           1.240               866
                                                               2003        1.000           1.147                 -

 Small Cap Growth Fund - Class I (3/01)                        2005        1.395           1.433            87,329
                                                               2004        1.237           1.395            25,125
                                                               2003        1.000           1.237                 -

Smith Barney Investment Series

 Smith Barney Dividend Strategy Portfolio (5/01)               2005        1.116           1.091            71,237
                                                               2004        1.101           1.116            25,881
                                                               2003        1.000           1.101            19,652

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR      YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----   -------------   -------------   ----------------
 Smith Barney Premier Selections All Cap Growth Portfolio
 (5/01)                                                        2005        1.160           1.209            17,249
                                                               2004        1.151           1.160                 -
                                                               2003        1.000           1.151                 -

Smith Barney Multiple Discipline Trust

 Multiple Discipline Portfolio - All Cap Growth and Value
 (10/02)                                                       2005        1.179           1.216         6,754,944
                                                               2004        1.129           1.179         3,163,455
                                                               2003        1.000           1.129                 -

 Multiple Discipline Portfolio - Balanced All Cap Growth
 and Value (10/02)                                             2005        1.120           1.144         6,775,659
                                                               2004        1.089           1.120         1,814,630
                                                               2003        1.000           1.089            56,399

 Multiple Discipline Portfolio - Global All Cap Growth
 and Value (10/02)                                             2005        1.232           1.286         2,361,692
                                                               2004        1.140           1.232           559,469
                                                               2003        1.000           1.140                 -

 Multiple Discipline Portfolio - Large Cap Growth and
 Value (10/02)                                                 2005        1.174           1.191         1,219,169
                                                               2004        1.122           1.174            70,565
                                                               2003        1.000           1.122                 -

The Travelers Series Trust

 AIM Capital Appreciation Portfolio (5/01)                     2005        1.186           1.264           197,321
                                                               2004        1.137           1.186            11,931
                                                               2003        1.000           1.137                 -

 Equity Income Portfolio (4/00)                                2005        1.219           1.248           597,391
                                                               2004        1.133           1.219            63,101
                                                               2003        1.000           1.133            21,231

 Large Cap Portfolio (11/99)                                   2005        1.172           1.249            44,437
                                                               2004        1.123           1.172            14,345
                                                               2003        1.000           1.123                 -

 Managed Allocation Series: Aggressive Portfolio (6/05)        2005        1.000           1.074             4,241

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                    NUMBER OF UNITS
                                                                      BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR      YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----   -------------   -------------   ----------------
Managed Allocation Series: Conservative Portfolio (8/05)       2005        1.021           1.028                 -

Managed Allocation Series: Moderate Portfolio (6/05)           2005        1.002           1.043           598,255

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.000           1.062           914,988

Managed Allocation Series: Moderate-Conservative
Portfolio (5/05)                                               2005        1.000           1.035           117,413

Mercury Large Cap Core Portfolio (8/00)                        2005        1.237           1.358            95,543
                                                               2004        1.090           1.237            10,421
                                                               2003        1.000           1.090             1,812

MFS Emerging Growth Portfolio (4/00)                           2005        1.221           1.184                 -
                                                               2004        1.106           1.221            18,394
                                                               2003        1.000           1.106                 -

MFS Mid Cap Growth Portfolio (5/00)                            2005        1.265           1.278            44,347
                                                               2004        1.132           1.265                 -
                                                               2003        1.000           1.132                 -

MFS Total Return Portfolio (6/00)                              2005        1.178           1.188         2,684,475
                                                               2004        1.079           1.178           984,342
                                                               2003        1.000           1.079            69,945

MFS Value Portfolio (5/04)                                     2005        1.117           1.165           914,698
                                                               2004        1.000           1.117           116,014

Mondrian International Stock Portfolio (5/00)                  2005        1.314           1.410           514,753
                                                               2004        1.159           1.314           113,964
                                                               2003        1.000           1.159                 -

Pioneer Fund Portfolio (5/03)                                  2005        1.227           1.274           168,161
                                                               2004        1.127           1.227            90,074
                                                               2003        1.000           1.127            13,260

Pioneer Mid Cap Value Portfolio (6/05)                         2005        1.019           1.059            37,255


                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----   -------------   -------------   ----------------
 Pioneer Strategic Income Portfolio (5/00)                     2005        1.173           1.191           848,537
                                                               2004        1.079           1.173           288,907
                                                               2003        1.000           1.079                 -

 Strategic Equity Portfolio (11/99)                            2005        1.206           1.206                 -
                                                               2004        1.117           1.206                 -
                                                               2003        1.000           1.117                 -

 Style Focus Series: Small Cap Growth Portfolio (5/05)         2005        1.000           1.133            34,973

 Style Focus Series: Small Cap Value Portfolio (5/05)          2005        0.987           1.105            31,332

 Travelers Managed Income Portfolio (5/01)                     2005        1.037           1.030           449,974
                                                               2004        1.029           1.037           118,574
                                                               2003        1.000           1.029            39,493

 Van Kampen Enterprise Portfolio (8/00)                        2005        1.149           1.213             7,209
                                                               2004        1.129           1.149                 -
                                                               2003        1.000           1.129                 -

Travelers Series Fund Inc.

 SB Adjustable Rate Income Portfolio - Class I Shares
 (9/03)                                                        2005        0.989           0.991           611,166
                                                               2004        0.997           0.989            41,912
                                                               2003        1.000           0.997            13,532

 Smith Barney Aggressive Growth Portfolio (12/99)              2005        1.224           1.338         1,563,195
                                                               2004        1.136           1.224           771,612
                                                               2003        1.000           1.136            63,097

 Smith Barney High Income Portfolio (5/01)                     2005        1.192           1.198           743,842
                                                               2004        1.101           1.192           348,505
                                                               2003        1.000           1.101            10,982

 Smith Barney International All Cap Growth Portfolio
 (4/00)                                                        2005        1.355           1.484                 -
                                                               2004        1.174           1.355                 -
                                                               2003        1.000           1.174                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                    NUMBER OF UNITS
                                                                      BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR      YEAR         END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----   -------------   -------------   ----------------
 Smith Barney Large Cap Value Portfolio (11/99)                2005        1.243           1.297                 -
                                                               2004        1.147           1.243                 -
                                                               2003        1.000           1.147                 -

 Smith Barney Large Capitalization Growth Portfolio
 (11/99)                                                       2005        1.149           1.185           465,960
                                                               2004        1.169           1.149           187,376
                                                               2003        1.000           1.169                 -

 Smith Barney Mid Cap Core Portfolio (11/99)                   2005        1.253           1.330           200,849
                                                               2004        1.158           1.253           105,261
                                                               2003        1.000           1.158            49,733

 Smith Barney Money Market Portfolio (7/00)                    2005        0.983           0.990           666,004
                                                               2004        0.994           0.983           617,070
                                                               2003        1.000           0.994                 -

Van Kampen Life Investment Trust

 Emerging Growth Portfolio - Class I Shares (4/00)             2005        1.170           1.237            84,467
                                                               2004        1.116           1.170            19,007
                                                               2003        1.000           1.116                 -

Variable Annuity Portfolios

 Smith Barney Small Cap Growth Opportunities Portfolio
 (5/01)                                                        2005        1.398           1.437           319,805
                                                               2004        1.235           1.398            74,374
                                                               2003        1.000           1.235                 -

Variable Insurance Products Fund

 Contrafund<< Portfolio - Service Class (12/99)                2005        1.289           1.476         1,466,285
                                                               2004        1.141           1.289           235,973
                                                               2003        1.000           1.141            77,787

 Mid Cap Portfolio - Service Class 2 (5/01)                    2005        1.463           1.692           753,845
                                                               2004        1.198           1.463           122,159
                                                               2003        1.000           1.198             1,675

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                       SEPARATE ACCOUNT CHARGES 2.00% (A)

                                                                      UNIT VALUE AT                    NUMBER OF UNITS
                                                                      BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR      YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----   -------------   -------------   ----------------
 Capital Appreciation Fund (5/00)                              2005        1.389           1.610                 -
                                                               2004        1.186           1.389                 -
                                                               2003        0.968           1.186                 -
                                                               2002        1.000           0.968                 -

AIM Variable Insurance Funds

 AIM V.I. Premier Equity Fund - Series I (5/01)                2005        1.224           1.268                 -
                                                               2004        1.181           1.224                 -
                                                               2003        0.963           1.181                 -
                                                               2002        1.000           0.963                 -

AllianceBernstein Variable Product Series Fund, Inc.

 AllianceBernstein Growth and Income Portfolio - Class B
 (5/02)                                                        2005        1.356           1.391                 -
                                                               2004        1.244           1.356                 -
                                                               2003        0.960           1.244                 -
                                                               2002        1.000           0.960                 -

 AllianceBernstein Large-Cap Growth Portfolio - Class B
 (11/99)                                                       2005        1.217           1.370                 -
                                                               2004        1.146           1.217                 -
                                                               2003        0.948           1.146                 -
                                                               2002        1.000           0.948                 -

American Funds Insurance Series

 Global Growth Fund - Class 2 Shares (11/99)                   2005        1.452           1.624                 -
                                                               2004        1.305           1.452                 -
                                                               2003        0.984           1.305                 -
                                                               2002        1.000           0.984                 -

 Growth Fund - Class 2 Shares (12/99)                          2005        1.420           1.618                 -
                                                               2004        1.288           1.420                 -
                                                               2003        0.961           1.288                 -
                                                               2002        1.000           0.961                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                    NUMBER OF UNITS
                                                                      BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR      YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----   -------------   -------------   ----------------
 Growth-Income Fund - Class 2 Shares (3/00)                    2005        1.364           1.415                 -
                                                               2004        1.261           1.364                 -
                                                               2003        0.971           1.261                 -
                                                               2002        1.000           0.971                 -

Delaware VIP Trust

 Delaware VIP REIT Series - Standard Class (5/00)              2005        1.701           1.787                 -
                                                               2004        1.321           1.701                 -
                                                               2003        1.005           1.321                 -
                                                               2002        1.000           1.005                 -

FAM Variable Series Funds, Inc.

 Mercury Global Allocation V.I. Fund - Class III (11/03)       2005        1.202           1.298                 -
                                                               2004        1.074           1.202                 -
                                                               2003        1.000           1.074                 -

 Mercury Value Opportunities V.I. Fund - Class III (11/03)     2005        1.200           1.295                 -
                                                               2004        1.067           1.200                 -
                                                               2003        1.000           1.067                 -

Franklin Templeton Variable Insurance Products Trust

 Franklin Income Securities Fund - Class II Shares (5/05)      2005        1.000           1.048                 -

 Franklin Small-Mid Cap Growth Securities Fund - Class 2
 Shares (4/00)                                                 2005        1.424           1.463                 -
                                                               2004        1.303           1.424                 -
                                                               2003        0.969           1.303                 -
                                                               2002        1.000           0.969                 -

 Mutual Shares Securities Fund - Class 2 Shares (5/02)         2005        1.347           1.459                 -
                                                               2004        1.220           1.347                 -
                                                               2003        0.994           1.220                 -
                                                               2002        1.000           0.994                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR      YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----   -------------   -------------   ----------------
 Templeton Developing Markets Securities Fund - Class 2
 Shares (5/03)                                                 2005        1.763           2.202                 -
                                                               2004        1.442           1.763                 -
                                                               2003        1.000           1.442                 -

 Templeton Foreign Securities Fund - Class 2 Shares (4/00)     2005        1.489           1.608                 -
                                                               2004        1.281           1.489                 -
                                                               2003        0.989           1.281                 -
                                                               2002        1.000           0.989                 -

 Templeton Growth Securities Fund - Class 2 Shares (5/02)      2005        1.438           1.535                 -
                                                               2004        1.265           1.438                 -
                                                               2003        0.976           1.265                 -
                                                               2002        1.000           0.976                 -

Greenwich Street Series Fund

 Appreciation Portfolio (4/00)                                 2005        1.272           1.300                 -
                                                               2004        1.193           1.272                 -
                                                               2003        0.977           1.193                 -
                                                               2002        1.000           0.977                 -

 Diversified Strategic Income Portfolio (2/01)                 2005        1.158           1.164                 -
                                                               2004        1.106           1.158                 -
                                                               2003        1.010           1.106                 -
                                                               2002        1.000           1.010                 -

 Equity Index Portfolio - Class II Shares (2/01)               2005        1.308           1.337                 -
                                                               2004        1.211           1.308                 -
                                                               2003        0.967           1.211                 -
                                                               2002        1.000           0.967                 -

 Fundamental Value Portfolio (4/01)                            2005        1.392           1.430                 -
                                                               2004        1.312           1.392                 -
                                                               2003        0.966           1.312                 -
                                                               2002        1.000           0.966                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                    NUMBER OF UNITS
                                                                      BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR      YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----   -------------   -------------   ----------------
Janus Aspen Series

 Mid Cap Growth Portfolio - Service Shares (5/00)              2005        1.533           1.684                 -
                                                               2004        1.298           1.533                 -
                                                               2003        0.983           1.298                 -
                                                               2002        1.000           0.983                 -

Lazard Retirement Series, Inc.

 Lazard Retirement Small Cap Portfolio (5/03)                  2005        1.498           1.527                 -
                                                               2004        1.330           1.498                 -
                                                               2003        1.000           1.330                 -

Lord Abbett Series Fund, Inc.

 Growth and Income Portfolio (5/03)                            2005        1.369           1.385                 -
                                                               2004        1.239           1.369                 -
                                                               2003        1.000           1.239                 -

 Mid-Cap Value Portfolio (5/03)                                2005        1.525           1.618                 -
                                                               2004        1.255           1.525                 -
                                                               2003        1.000           1.255                 -

PIMCO Variable Insurance Trust

 Real Return Portfolio - Administrative Class (5/03)           2005        1.114           1.115                 -
                                                               2004        1.044           1.114                 -
                                                               2003        1.000           1.044                 -

 Total Return Portfolio - Administrative Class (5/01)          2005        1.071           1.076                 -
                                                               2004        1.042           1.071                 -
                                                               2003        1.012           1.042                 -
                                                               2002        1.000           1.012                 -

Putnam Variable Trust

 Putnam VT Discovery Growth Fund - Class IB Shares (5/01)      2005        1.307           1.374                 -
                                                               2004        1.240           1.307                 -
                                                               2003        0.958           1.240                 -
                                                               2002        1.000           0.958                 -

 Putnam VT International Equity Fund - Class IB Shares
 (5/01)                                                        2005        1.427           1.569                 -
                                                               2004        1.253           1.427                 -


                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Putnam VT International Equity Fund - Class IB Shares
   (continued)                                                 2003        0.994            1.253               -
                                                               2002        1.000            0.994               -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.773            1.860               -
                                                               2004        1.433            1.773               -
                                                               2003        0.977            1.433               -
                                                               2002        1.000            0.977               -

Salomon Brothers Variable Series Funds Inc.

   All Cap Fund - Class I (4/01)                               2005        1.389            1.417               -
                                                               2004        1.308            1.389               -
                                                               2003        0.960            1.308               -
                                                               2002        1.000            0.960               -

   Investors Fund - Class I (5/01)                             2005        1.345            1.405               -
                                                               2004        1.243            1.345               -
                                                               2003        0.958            1.243               -
                                                               2002        1.000            0.958               -

   Small Cap Growth Fund - Class I (3/01)                      2005        1.597            1.642               -
                                                               2004        1.415            1.597               -
                                                               2003        0.970            1.415               -
                                                               2002        1.000            0.970               -

Smith Barney Investment Series

   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.181            1.156               -
                                                               2004        1.166            1.181               -
                                                               2003        0.963            1.166               -
                                                               2002        1.000            0.963               -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.274            1.328               -
                                                               2004        1.263            1.274               -
                                                               2003        0.960            1.263               -
                                                               2002        1.000            0.960               -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
Smith Barney Multiple Discipline Trust

   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.305            1.347               -
                                                               2004        1.249            1.305               -
                                                               2003        0.969            1.249               -
                                                               2002        1.000            0.969               -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.205            1.231               -
                                                               2004        1.171            1.205               -
                                                               2003        0.979            1.171               -
                                                               2002        1.000            0.979               -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.341            1.401               -
                                                               2004        1.241            1.341               -
                                                               2003        0.963            1.241               -
                                                               2002        1.000            0.963               -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.272            1.291               -
                                                               2004        1.216            1.272               -
                                                               2003        0.962            1.216               -
                                                               2002        1.000            0.962               -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.279            1.364               -
                                                               2004        1.226            1.279               -
                                                               2003        0.967            1.226               -
                                                               2002        1.000            0.967               -

   Equity Income Portfolio (4/00)                              2005        1.327            1.359               -
                                                               2004        1.232            1.327               -
                                                               2003        0.958            1.232               -
                                                               2002        1.000            0.958               -

   Large Cap Portfolio (11/99)                                 2005        1.233            1.314               -
                                                               2004        1.181            1.233               -
                                                               2003        0.967            1.181               -
                                                               2002        1.000            0.967               -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
Managed Allocation Series: Aggressive Portfolio (6/05)         2005        1.000            1.075               -

Managed Allocation Series: Conservative Portfolio (8/05)       2005        1.021            1.028               -

Managed Allocation Series: Moderate Portfolio (6/05)           2005        1.002            1.044               -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.000            1.062               -

Managed Allocation Series: Moderate-Conservative
Portfolio (5/05)                                               2005        1.000            1.035               -

Mercury Large Cap Core Portfolio (8/00)                        2005        1.313            1.442               -
                                                               2004        1.156            1.313               -
                                                               2003        0.973            1.156               -
                                                               2002        1.000            0.973               -

MFS Emerging Growth Portfolio (4/00)                           2005        1.358            1.317               -
                                                               2004        1.229            1.358               -
                                                               2003        0.971            1.229               -
                                                               2002        1.000            0.971               -

MFS Mid Cap Growth Portfolio (5/00)                            2005        1.463            1.478               -
                                                               2004        1.308            1.463               -
                                                               2003        0.974            1.308               -
                                                               2002        1.000            0.974               -

MFS Total Return Portfolio (6/00)                              2005        1.230            1.242               -
                                                               2004        1.126            1.230               -
                                                               2003        0.986            1.126               -
                                                               2002        1.000            0.986               -

MFS Value Portfolio (5/04)                                     2005        1.118            1.166               -
                                                               2004        1.000            1.118               -

Mondrian International Stock Portfolio (5/00)                  2005        1.432            1.537               -
                                                               2004        1.262            1.432               -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Mondrian International Stock Portfolio  (continued)         2003        1.001            1.262               -
                                                               2002        1.000            1.001               -

   Pioneer Fund Portfolio (5/03)                               2005        1.320            1.372               -
                                                               2004        1.212            1.320               -
                                                               2003        1.000            1.212               -

   Pioneer Mid Cap Value Portfolio (6/05)                      2005        1.019            1.060               -

   Pioneer Strategic Income Portfolio (5/00)                   2005        1.285            1.306               -
                                                               2004        1.181            1.285               -
                                                               2003        1.008            1.181               -
                                                               2002        1.000            1.008               -

   Strategic Equity Portfolio (11/99)                          2005        1.361            1.361               -
                                                               2004        1.260            1.361               -
                                                               2003        0.969            1.260               -
                                                               2002        1.000            0.969               -

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000            1.133               -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        0.987            1.105               -

   Travelers Managed Income Portfolio (5/01)                   2005        1.087            1.080               -
                                                               2004        1.078            1.087               -
                                                               2003        1.014            1.078               -
                                                               2002        1.000            1.014               -

   Van Kampen Enterprise Portfolio (8/00)                      2005        1.211            1.280               -
                                                               2004        1.190            1.211               -
                                                               2003        0.966            1.190               -
                                                               2002        1.000            0.966               -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.989            0.993               -
                                                               2004        0.998            0.989               -
                                                               2003        1.000            0.998               -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Smith Barney Aggressive Growth Portfolio (12/99)            2005        1.351            1.479               -
                                                               2004        1.254            1.351               -
                                                               2003        0.951            1.254               -
                                                               2002        1.000            0.951               -

   Smith Barney High Income Portfolio (5/01)                   2005        1.363            1.371               -
                                                               2004        1.259            1.363               -
                                                               2003        1.007            1.259               -
                                                               2002        1.000            1.007               -

   Smith Barney International All Cap Growth Portfolio
   (4/00)                                                      2005        1.423            1.558               -
                                                               2004        1.231            1.423               -
                                                               2003        0.986            1.231               -
                                                               2002        1.000            0.986               -

   Smith Barney Large Cap Value Portfolio (11/99)              2005        1.314            1.372               -
                                                               2004        1.212            1.314               -
                                                               2003        0.969            1.212               -
                                                               2002        1.000            0.969               -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        1.346            1.388               -
                                                               2004        1.369            1.346               -
                                                               2003        0.946            1.369               -
                                                               2002        1.000            0.946               -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.345            1.428               -
                                                               2004        1.242            1.345               -
                                                               2003        0.977            1.242               -
                                                               2002        1.000            0.977               -

   Smith Barney Money Market Portfolio (7/00)                  2005        0.975            0.983               -
                                                               2004        0.986            0.975               -
                                                               2003        1.000            0.986               -
                                                               2002        1.000            1.000               -

Van Kampen Life Investment Trust

   Emerging Growth Portfolio - Class I Shares (4/00)           2005        1.257            1.329               -
                                                               2004        1.198            1.257               -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Emerging Growth Portfolio - Class I Shares  (continued)     2003        0.959            1.198               -
                                                               2002        1.000            0.959               -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.537            1.580               -
                                                               2004        1.356            1.537               -
                                                               2003        0.974            1.356               -
                                                               2002        1.000            0.974               -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (12/99)              2005        1.410           1.615                -
                                                               2004        1.247            1.410               -
                                                               2003        0.991            1.247               -
                                                               2002        1.000            0.991               -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.633            1.889               -
                                                               2004        1.336            1.633               -
                                                               2003        0.986            1.336               -
                                                               2002        1.000            0.986               -

                         CONDENSED FINANCIAL INFORMATION

                       SEPARATE ACCOUNT CHARGES 2.00% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Capital Appreciation Fund (5/00)                            2005        1.389            1.610                 -
                                                               2004        1.186            1.389                 -
                                                               2003        0.968            1.186                 -
                                                               2002        1.000            0.968                 -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        1.224            1.268                 -
                                                               2004        1.181            1.224                 -
                                                               2003        0.963            1.181                 -
                                                               2002        1.000            0.963                 -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.356            1.391             4,018
                                                               2004        1.244            1.356             4,023
                                                               2003        0.960            1.244             4,025
                                                               2002        1.000            0.960                 -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.217            1.370                 -
                                                               2004        1.146            1.217                 -
                                                               2003        0.948            1.146                 -
                                                               2002        1.000            0.948                 -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.452            1.624            44,913
                                                               2004        1.305            1.452            48,619
                                                               2003        0.984            1.305            14,702
                                                               2002        1.000            0.984                 -

   Growth Fund - Class 2 Shares (12/99)                        2005        1.420            1.618           312,331
                                                               2004        1.288            1.420            62,507
                                                               2003        0.961            1.288            28,789
                                                               2002        1.000            0.961                 -

   Growth-Income Fund - Class 2 Shares (3/00)                  2005        1.364            1.415           329,811
                                                               2004        1.261            1.364            67,721
                                                               2003        0.971            1.261            34,172
                                                               2002        1.000            0.971                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)            2005        1.701            1.787             2,411
                                                               2004        1.321            1.701                 -
                                                               2003        1.005            1.321                 -
                                                               2002        1.000            1.005                 -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.202            1.298                 -
                                                               2004        1.074            1.202                 -
                                                               2003        1.000            1.074                 -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.200            1.295                 -
                                                               2004        1.067            1.200                 -
                                                               2003        1.000            1.067                 -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000            1.048                 -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (4/00)                                               2005        1.424            1.463                 -
                                                               2004        1.303            1.424                 -
                                                               2003        0.969            1.303                 -
                                                               2002        1.000            0.969                 -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.347            1.459             9,384
                                                               2004        1.220            1.347             7,977
                                                               2003        0.994            1.220             8,525
                                                               2002        1.000            0.994                 -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.763            2.202             1,822
                                                               2004        1.442            1.763                 -
                                                               2003        1.000            1.442                 -

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2005        1.489            1.608            35,105
                                                               2004        1.281            1.489            33,262

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Templeton Foreign Securities Fund - Class 2 Shares
   (continued)                                                 2003        0.989            1.281            19,255
                                                               2002        1.000            0.989                 -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.438            1.535             5,269
                                                               2004        1.265            1.438             3,817
                                                               2003        0.976            1.265             4,335
                                                               2002        1.000            0.976                 -

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2005        1.272            1.300            83,380
                                                               2004        1.193            1.272            86,821
                                                               2003        0.977            1.193            56,139
                                                               2002        1.000            0.977                 -

   Diversified Strategic Income Portfolio (2/01)               2005        1.158            1.164           130,459
                                                               2004        1.106            1.158           132,433
                                                               2003        1.010            1.106           132,433
                                                               2002        1.000            1.010                 -

   Equity Index Portfolio - Class II Shares (2/01)             2005        1.308            1.337                 -
                                                               2004        1.211            1.308            16,232
                                                               2003        0.967            1.211                 -
                                                               2002        1.000            0.967                 -

   Fundamental Value Portfolio (4/01)                          2005        1.392            1.430            90,531
                                                               2004        1.312            1.392           100,835
                                                               2003        0.966            1.312            34,716
                                                               2002        1.000            0.966                 -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.533            1.684             3,614
                                                               2004        1.298            1.533                 -
                                                               2003        0.983            1.298                 -
                                                               2002        1.000            0.983                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
Lazard Retirement Series, Inc.

   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.498            1.527                 -
                                                               2004        1.330            1.498                 -
                                                               2003        1.000            1.330                 -

Lord Abbett Series Fund, Inc.

   Growth and Income Portfolio (5/03)                          2005        1.369            1.385            42,459
                                                               2004        1.239            1.369             7,792
                                                               2003        1.000            1.239             8,654

   Mid-Cap Value Portfolio (5/03)                              2005        1.525            1.618            37,584
                                                               2004        1.255            1.525            12,377
                                                               2003        1.000            1.255                 -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.114            1.115             4,299
                                                               2004        1.044            1.114                 -
                                                               2003        1.000            1.044                 -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.071            1.076            58,308
                                                               2004        1.042            1.071            46,736
                                                               2003        1.012            1.042            44,582
                                                               2002        1.000            1.012                 -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        1.307            1.374                 -
                                                               2004        1.240            1.307                 -
                                                               2003        0.958            1.240                 -
                                                               2002        1.000            0.958                 -

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.427            1.569             8,851
                                                               2004        1.253            1.427             8,851
                                                               2003        0.994            1.253             8,851
                                                               2002        1.000            0.994                 -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.773            1.860            10,786
                                                               2004        1.433            1.773            10,791

                         CONDENSED FINANCIAL INFORMATION

                                                                                 UNIT VALUE AT                      NUMBER OF UNITS
                                                                                 BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                           PORTFOLIO NAME                                YEAR        YEAR          END OF YEAR        END OF YEAR
--------------------------------------------------------------------     ----    -------------    -------------     ---------------
    Putnam VT Small Cap Value Fund - Class IB Shares  (continued)        2003        0.977            1.433                    -
                                                                         2002        1.000            0.977                    -

Salomon Brothers Variable Series Funds Inc.
    All Cap Fund - Class I (4/01)                                        2005        1.389            1.417               22,130
                                                                         2004        1.308            1.389               14,493
                                                                         2003        0.960            1.308               14,500
                                                                         2002        1.000            0.960                    -

    Investors Fund - Class I (5/01)                                      2005        1.345            1.405                    -
                                                                         2004        1.243            1.345               58,340
                                                                         2003        0.958            1.243                    -
                                                                         2002        1.000            0.958                    -

    Small Cap Growth Fund - Class I (3/01)                               2005        1.597            1.642                    -
                                                                         2004        1.415            1.597                    -
                                                                         2003        0.970            1.415                    -
                                                                         2002        1.000            0.970                    -

Smith Barney Investment Series
    Smith Barney Dividend Strategy Portfolio (5/01)                      2005        1.181            1.156                    -
                                                                         2004        1.166            1.181                    -
                                                                         2003        0.963            1.166                    -
                                                                         2002        1.000            0.963                    -

    Smith Barney Premier Selections All Cap Growth Portfolio (5/01)      2005        1.274            1.328                    -
                                                                         2004        1.263            1.274                    -
                                                                         2003        0.960            1.263                    -
                                                                         2002        1.000            0.960                    -

Smith Barney Multiple Discipline Trust
    Multiple Discipline Portfolio - All Cap Growth and Value (10/02)     2005        1.305            1.347              623,565
                                                                         2004        1.249            1.305              644,058
                                                                         2003        0.969            1.249              466,149
                                                                         2002        1.000            0.969                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                                UNIT VALUE AT                        NUMBER OF UNITS
                                                                                BEGINNING OF       UNIT VALUE AT      OUTSTANDING AT
                         PORTFOLIO NAME                              YEAR           YEAR            END OF YEAR        END OF YEAR
------------------------------------------------------------         ----       -------------      -------------     ---------------
    Multiple Discipline Portfolio - Balanced All Cap                 2005           1.205              1.231             40,849
    Growth and Value (10/02)                                         2004           1.171              1.205             39,058
                                                                     2003           0.979              1.171              3,180
                                                                     2002           1.000              0.979                  -

    Multiple Discipline Portfolio - Global All Cap                   2005           1.341              1.401             27,616
    Growth and Value (10/02)                                         2004           1.241              1.341             29,286
                                                                     2003           0.963              1.241             29,286
                                                                     2002           1.000              0.963                  -

    Multiple Discipline Portfolio - Large Cap                        2005           1.272              1.291             44,099
    Growth and Value (10/02)                                         2004           1.216              1.272             25,985
                                                                     2003           0.962              1.216                  -
                                                                     2002           1.000              0.962                  -

The Travelers Series Trust
    AIM Capital Appreciation Portfolio (5/01)                        2005           1.279              1.364              8,374
                                                                     2004           1.226              1.279              8,383
                                                                     2003           0.967              1.226              5,578
                                                                     2002           1.000              0.967                  -

    Equity Income Portfolio (4/00)                                   2005           1.327              1.359             13,055
                                                                     2004           1.232              1.327              8,460
                                                                     2003           0.958              1.232              5,654
                                                                     2002           1.000              0.958                  -

    Large Cap Portfolio (11/99)                                      2005           1.233              1.314             20,495
                                                                     2004           1.181              1.233              4,359
                                                                     2003           0.967              1.181              2,910
                                                                     2002           1.000              0.967                  -

    Managed Allocation Series: Aggressive Portfolio (6/05)           2005           1.000              1.075                  -

    Managed Allocation Series: Conservative Portfolio (8/05)         2005           1.021              1.028                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                                 UNIT VALUE AT                       NUMBER OF UNITS
                                                                                 BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
                              PORTFOLIO NAME                          YEAR          YEAR           END OF YEAR        END OF YEAR
-----------------------------------------------------------------     ----       -------------     -------------     ---------------
Managed Allocation Series: Moderate Portfolio (6/05)                  2005          1.002             1.044                    -

Managed Allocation Series: Moderate-Aggressive Portfolio (5/05)       2005          1.000             1.062                    -

Managed Allocation Series: Moderate-Conservative Portfolio (5/05)     2005          1.000             1.035                    -

Mercury Large Cap Core Portfolio (8/00)                               2005          1.313             1.442                2,699
                                                                      2004          1.156             1.313                    -
                                                                      2003          0.973             1.156                    -
                                                                      2002          1.000             0.973                    -

MFS Emerging Growth Portfolio (4/00)                                  2005          1.358             1.317                    -
                                                                      2004          1.229             1.358                4,075
                                                                      2003          0.971             1.229                4,077
                                                                      2002          1.000             0.971                    -

MFS Mid Cap Growth Portfolio (5/00)                                   2005          1.463             1.478              119,921
                                                                      2004          1.308             1.463                    -
                                                                      2003          0.974             1.308                    -
                                                                      2002          1.000             0.974                    -

MFS Total Return Portfolio (6/00)                                     2005          1.230             1.242              124,916
                                                                      2004          1.126             1.230              121,385
                                                                      2003          0.986             1.126               75,188
                                                                      2002          1.000             0.986                    -

MFS Value Portfolio (5/04)                                            2005          1.118             1.166              244,454
                                                                      2004          1.000             1.118                    -

Mondrian International Stock Portfolio (5/00)                         2005          1.432             1.537                    -
                                                                      2004          1.262             1.432                    -
                                                                      2003          1.001             1.262                    -
                                                                      2002          1.000             1.001                    -

Pioneer Fund Portfolio (5/03)                                         2005          1.320             1.372                    -
                                                                      2004          1.212             1.320                    -
                                                                      2003          1.000             1.212                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                                 UNIT VALUE AT                      NUMBER OF UNITS
                                                                                 BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
                        PORTFOLIO NAME                                 YEAR          YEAR           END OF YEAR        END OF YEAR
---------------------------------------------------------------        ----      -------------     -------------    ---------------
    Pioneer Mid Cap Value Portfolio (6/05)                             2005          1.019             1.060                    -

    Pioneer Strategic Income Portfolio (5/00)                          2005          1.285             1.306                1,456
                                                                       2004          1.181             1.285                    -
                                                                       2003          1.008             1.181                    -
                                                                       2002          1.000             1.008                    -

    Strategic Equity Portfolio (11/99)                                 2005          1.361             1.361                    -
                                                                       2004          1.260             1.361                    -
                                                                       2003          0.969             1.260                    -
                                                                       2002          1.000             0.969                    -

    Style Focus Series: Small Cap Growth Portfolio (5/05)              2005          1.000             1.133                    -

    Style Focus Series: Small Cap Value Portfolio (5/05)               2005          0.987             1.105                    -

    Travelers Managed Income Portfolio (5/01)                          2005          1.087             1.080                    -
                                                                       2004          1.078             1.087                    -
                                                                       2003          1.014             1.078                    -
                                                                       2002          1.000             1.014                    -

    Van Kampen Enterprise Portfolio (8/00)                             2005          1.211             1.280                    -
                                                                       2004          1.190             1.211                    -
                                                                       2003          0.966             1.190                    -
                                                                       2002          1.000             0.966                    -

Travelers Series Fund Inc.
    SB Adjustable Rate Income Portfolio - Class I Shares (9/03)        2005          0.989             0.993                    -
                                                                       2004          0.998             0.989                    -
                                                                       2003          1.000             0.998                    -

    Smith Barney Aggressive Growth Portfolio (12/99)                   2005          1.351             1.479              159,173
                                                                       2004          1.254             1.351              159,343
                                                                       2003          0.951             1.254               62,697
                                                                       2002          1.000             0.951                    -

    Smith Barney High Income Portfolio (5/01)                          2005          1.363             1.371               32,240
                                                                       2004          1.259             1.363              111,285

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                        NUMBER OF UNITS
                                                                               BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                         PORTFOLIO NAME                              YEAR          YEAR           END OF YEAR         END OF YEAR
--------------------------------------------------------------       ----      -------------     -------------      ---------------
    Smith Barney High Income Portfolio  (continued)                  2003          1.007             1.259               116,508
                                                                     2002          1.000             1.007                     -

    Smith Barney International All Cap Growth Portfolio (4/00)       2005          1.423             1.558                     -
                                                                     2004          1.231             1.423                     -
                                                                     2003          0.986             1.231                     -
                                                                     2002          1.000             0.986                     -

    Smith Barney Large Cap Value Portfolio (11/99)                   2005          1.314             1.372                     -
                                                                     2004          1.212             1.314                     -
                                                                     2003          0.969             1.212                     -
                                                                     2002          1.000             0.969                     -

    Smith Barney Large Capitalization Growth Portfolio (11/99)       2005          1.346             1.388                37,533
                                                                     2004          1.369             1.346                64,127
                                                                     2003          0.946             1.369                     -
                                                                     2002          1.000             0.946                     -

    Smith Barney Mid Cap Core Portfolio (11/99)                      2005          1.345             1.428                     -
                                                                     2004          1.242             1.345                26,737
                                                                     2003          0.977             1.242                     -
                                                                     2002          1.000             0.977                     -

    Smith Barney Money Market Portfolio (7/00)                       2005          0.975             0.983                22,058
                                                                     2004          0.986             0.975                     -
                                                                     2003          1.000             0.986                     -
                                                                     2002          1.000             1.000                     -

Van Kampen Life Investment Trust
    Emerging Growth Portfolio - Class I Shares (4/00)                2005          1.257             1.329                     -
                                                                     2004          1.198             1.257                     -
                                                                     2003          0.959             1.198                     -
                                                                     2002          1.000             0.959                     -

Variable Annuity Portfolios
    Smith Barney Small Cap Growth Opportunities Portfolio (5/01)     2005          1.537             1.580                     -
                                                                     2004          1.356             1.537                     -

                         CONDENSED FINANCIAL INFORMATION

                                                                                  UNIT VALUE AT                      NUMBER OF UNITS
                                                                                  BEGINNING OF      UNIT VALUE AT    OUTSTANDING AT
                         PORTFOLIO NAME                                  YEAR         YEAR           END OF YEAR       END OF YEAR
--------------------------------------------------------------------     ----     -------------     -------------    ---------------
  Smith Barney Small Cap Growth Opportunities Portfolio  (continued)     2003         0.974             1.356                 -
                                                                         2002         1.000             0.974                 -

Variable Insurance Products Fund
  Contrafund<< Portfolio - Service Class (12/99)                         2005         1.410             1.615            80,050
                                                                         2004         1.247             1.410             2,583
                                                                         2003         0.991             1.247             2,583
                                                                         2002         1.000             0.991                 -

  Mid Cap Portfolio - Service Class 2 (5/01)                             2005         1.633             1.889            40,951
                                                                         2004         1.336             1.633            40,964
                                                                         2003         0.986             1.336            27,832
                                                                         2002         1.000             0.986                 -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                                  UNIT VALUE AT                      NUMBER OF UNITS
                                                                                  BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
                          PORTFOLIO NAME                                 YEAR         YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------------       ----     -------------     -------------    ---------------
    Capital Appreciation Fund (5/00)                                     2005         1.340             1.551                  -
                                                                         2004         1.145             1.340                  -
                                                                         2003         1.000             1.145                  -

AIM Variable Insurance Funds
    AIM V.I. Premier Equity Fund - Series I (5/01)                       2005         1.152             1.191                  -
                                                                         2004         1.112             1.152                  -
                                                                         2003         1.000             1.112                  -

AllianceBernstein Variable Product Series Fund, Inc.
    AllianceBernstein Growth and Income Portfolio - Class B (5/02)       2005         1.220             1.249                  -
                                                                         2004         1.120             1.220                  -
                                                                         2003         1.000             1.120                  -

    AllianceBernstein Large-Cap Growth Portfolio - Class B (11/99)       2005         1.159             1.304                  -
                                                                         2004         1.093             1.159                  -
                                                                         2003         1.000             1.093                  -

American Funds Insurance Series
    Global Growth Fund - Class 2 Shares (11/99)                          2005         1.319             1.474             31,243
                                                                         2004         1.187             1.319             14,907
                                                                         2003         1.000             1.187                  -

    Growth Fund - Class 2 Shares (12/99)                                 2005         1.266             1.440             17,786
                                                                         2004         1.149             1.266              5,032
                                                                         2003         1.000             1.149                  -

    Growth-Income Fund - Class 2 Shares (3/00)                           2005         1.239             1.284             48,714
                                                                         2004         1.147             1.239             22,820
                                                                         2003         1.000             1.147                  -

Delaware VIP Trust
    Delaware VIP REIT Series - Standard Class (5/00)                     2005         1.470             1.543                  -
                                                                         2004         1.143             1.470                  -
                                                                         2003         1.000             1.143                  -

                         CONDENSED FINANCIAL INFORMATION

                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                               BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                  PORTFOLIO NAME                       YEAR        YEAR           END OF YEAR      END OF YEAR
---------------------------------------------------    ----    -------------    -------------    ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III
   (11/03)                                             2005        1.201           1.295                   -
                                                       2004        1.074           1.201                   -
                                                       2003        1.000           1.074                   -

   Mercury Value Opportunities V.I. Fund - Class
   III (11/03)                                         2005        1.199           1.293                   -
                                                       2004        1.067           1.199                   -
                                                       2003        1.000           1.067                   -

Franklin Templeton Variable Insurance Products
Trust
   Franklin Income Securities Fund - Class II
   Shares (5/05)                                       2005        1.000           1.048               3,877

   Franklin Small-Mid Cap Growth Securities Fund
   - Class 2 Shares (4/00)                             2005        1.302           1.336                   -
                                                       2004        1.192           1.302                   -
                                                       2003        1.000           1.192                   -

   Mutual Shares Securities Fund - Class 2 Shares
   (5/02)                                              2005        1.232           1.334               3,067
                                                       2004        1.117           1.232                   -
                                                       2003        1.000           1.117                   -

   Templeton Developing Markets Securities
   Fund - Class 2 Shares (5/03)                        2005        1.542           1.924              13,893
                                                       2004        1.263           1.542              10,047
                                                       2003        1.000           1.263                   -

   Templeton Foreign Securities Fund - Class 2
   Shares (4/00)                                       2005        1.364           1.472              13,723
                                                       2004        1.175           1.364               7,082
                                                       2003        1.000           1.175                   -

   Templeton Growth Securities Fund - Class 2
   Shares (5/02)                                       2005        1.319           1.406                   -
                                                       2004        1.161           1.319                   -
                                                       2003        1.000           1.161                   -

                         CONDENSED FINANCIAL INFORMATION

                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                               BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                  PORTFOLIO NAME                       YEAR        YEAR           END OF YEAR      END OF YEAR
---------------------------------------------------    ----    -------------    -------------    ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                       2005        1.192           1.218                   -
                                                       2004        1.119           1.192                   -
                                                       2003        1.000           1.119                   -

   Diversified Strategic Income Portfolio (2/01)       2005        1.105           1.110                   -
                                                       2004        1.057           1.105                   -
                                                       2003        1.000           1.057                   -

   Equity Index Portfolio - Class II Shares (2/01)     2005        1.219           1.245                   -
                                                       2004        1.130           1.219                   -
                                                       2003        1.000           1.130                   -

   Fundamental Value Portfolio (4/01)                  2005        1.238           1.271                   -
                                                       2004        1.169           1.238                   -
                                                       2003        1.000           1.169                   -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)    2005        1.347           1.478               9,373
                                                       2004        1.142           1.347               4,813
                                                       2003        1.000           1.142                   -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)        2005        1.320           1.344                   -
                                                       2004        1.173           1.320                   -
                                                       2003        1.000           1.173                   -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                  2005        1.258           1.272                   -
                                                       2004        1.140           1.258                   -
                                                       2003        1.000           1.140                   -

   Mid-Cap Value Portfolio (5/03)                      2005        1.404           1.488              16,134
                                                       2004        1.156           1.404               6,909
                                                       2003        1.000           1.156                   -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class
   (5/03)                                              2005        1.115           1.115              15,721
                                                       2004        1.046           1.115              15,726
                                                       2003        1.000           1.046                   -

                         CONDENSED FINANCIAL INFORMATION

                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                               BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                  PORTFOLIO NAME                       YEAR        YEAR           END OF YEAR      END OF YEAR
---------------------------------------------------    ----    -------------    -------------    ---------------
   Total Return Portfolio - Administrative
   Class (5/01)                                        2005        1.052           1.056              2,887
                                                       2004        1.024           1.052                  -
                                                       2003        1.000           1.024                  -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB
   Shares (5/01)                                       2005        1.186           1.246                  -
                                                       2004        1.126           1.186                  -
                                                       2003        1.000           1.126                  -

   Putnam VT International Equity Fund - Class IB
    Shares (5/01)                                      2005        1.343           1.475                  -
                                                       2004        1.180           1.343                  -
                                                       2003        1.000           1.180                  -

   Putnam VT Small Cap Value Fund - Class IB
   Shares (5/01)                                       2005        1.528           1.601              8,267
                                                       2004        1.236           1.528              4,239
                                                       2003        1.000           1.236                  -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                       2005        1.241           1.264                  -
                                                       2004        1.170           1.241                  -
                                                       2003        1.000           1.170                  -

   Investors Fund - Class I (5/01)                     2005        1.240           1.293                  -
                                                       2004        1.147           1.240                  -
                                                       2003        1.000           1.147                  -

   Small Cap Growth Fund - Class I (3/01)              2005        1.394           1.432              9,176
                                                       2004        1.236           1.394              4,623
                                                       2003        1.000           1.236                  -

Smith Barney Investment Series
   Smith Barney Dividend Strategy
   Portfolio (5/01)                                    2005        1.115           1.090                  -
                                                       2004        1.101           1.115                  -
                                                       2003        1.000           1.101                  -

                         CONDENSED FINANCIAL INFORMATION

                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                               BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                  PORTFOLIO NAME                       YEAR        YEAR           END OF YEAR      END OF YEAR
---------------------------------------------------    ----    -------------    -------------    ---------------
   Smith Barney Premier Selections All Cap
   Growth Portfolio (5/01)                             2005        1.160           1.207                    -
                                                       2004        1.151           1.160                    -
                                                       2003        1.000           1.151                    -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth
   and Value (10/02)                                   2005        1.179           1.215               27,895
                                                       2004        1.129           1.179                    -
                                                       2003        1.000           1.129                    -

   Multiple Discipline Portfolio - Balanced All Cap
    Growth and Value (10/02)                           2005        1.120           1.143              132,477
                                                       2004        1.089           1.120                    -
                                                       2003        1.000           1.089                    -

   Multiple Discipline Portfolio - Global All Cap
   Growth and Value (10/02)                            2005        1.231           1.284                    -
                                                       2004        1.140           1.231                    -
                                                       2003        1.000           1.140                    -

   Multiple Discipline Portfolio - Large Cap
   Growth and Value (10/02)                            2005        1.173           1.189               14,076
                                                       2004        1.122           1.173                    -
                                                       2003        1.000           1.122                    -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)           2005        1.185           1.262                    -
                                                       2004        1.136           1.185                    -
                                                       2003        1.000           1.136                    -

   Equity Income Portfolio (4/00)                      2005        1.218           1.246                    -
                                                       2004        1.132           1.218                    -
                                                       2003        1.000           1.132                    -

   Large Cap Portfolio (11/99)                         2005        1.172           1.247                    -
                                                       2004        1.123           1.172                    -
                                                       2003        1.000           1.123                    -

   Managed Allocation Series: Aggressive
   Portfolio (6/05)                                    2005        1.000           1.074                    -

                         CONDENSED FINANCIAL INFORMATION

                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                               BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                  PORTFOLIO NAME                       YEAR        YEAR           END OF YEAR      END OF YEAR
---------------------------------------------------    ----    -------------    -------------    ---------------
Managed Allocation Series: Conservative
Portfolio (8/05)                                       2005        1.021           1.027                  -

Managed Allocation Series: Moderate
Portfolio (6/05)                                       2005        1.002           1.043                  -

Managed Allocation Series: Moderate-
Aggressive Portfolio (5/05)                            2005        1.000           1.062                  -

Managed Allocation Series: Moderate-Conservative
Portfolio (5/05)                                       2005        1.000           1.034                  -

Mercury Large Cap Core Portfolio (8/00)                2005        1.236           1.357                  -
                                                       2004        1.090           1.236                  -
                                                       2003        1.000           1.090                  -

MFS Emerging Growth Portfolio (4/00)                   2005        1.220           1.183                  -
                                                       2004        1.105           1.220                  -
                                                       2003        1.000           1.105                  -

MFS Mid Cap Growth Portfolio (5/00)                    2005        1.264           1.276                  -
                                                       2004        1.132           1.264                  -
                                                       2003        1.000           1.132                  -

MFS Total Return Portfolio (6/00)                      2005        1.177           1.187              3,398
                                                       2004        1.078           1.177                  -
                                                       2003        1.000           1.078                  -

MFS Value Portfolio (5/04)                             2005        1.117           1.164                  -
                                                       2004        1.000           1.117                  -

Mondrian International Stock Portfolio (5/00)          2005        1.313           1.408                  -
                                                       2004        1.158           1.313                  -
                                                       2003        1.000           1.158                  -

Pioneer Fund Portfolio (5/03)                          2005        1.226           1.273                  -
                                                       2004        1.127           1.226                  -
                                                       2003        1.000           1.127                  -

Pioneer Mid Cap Value Portfolio (6/05)                 2005        1.019           1.059                  -

                         CONDENSED FINANCIAL INFORMATION

                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                               BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                  PORTFOLIO NAME                       YEAR        YEAR           END OF YEAR      END OF YEAR
---------------------------------------------------    ----    -------------    -------------    ---------------
   Pioneer Strategic Income Portfolio (5/00)           2005        1.172           1.190              1,813
                                                       2004        1.079           1.172                  -
                                                       2003        1.000           1.079                  -

   Strategic Equity Portfolio (11/99)                  2005        1.205           1.204                  -
                                                       2004        1.116           1.205                  -
                                                       2003        1.000           1.116                  -

   Style Focus Series: Small Cap Growth
   Portfolio (5/05)                                    2005        1.000           1.132                  -

   Style Focus Series: Small Cap Value
   Portfolio (5/05)                                    2005        0.986           1.105                  -

   Travelers Managed Income Portfolio (5/01)           2005        1.036           1.029              2,962
                                                       2004        1.029           1.036                  -
                                                       2003        1.000           1.029                  -

   Van Kampen Enterprise Portfolio (8/00)              2005        1.148           1.212                  -
                                                       2004        1.128           1.148                  -
                                                       2003        1.000           1.128                  -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                       2005        0.988           0.990              7,492
                                                       2004        0.997           0.988              4,396
                                                       2003        1.000           0.997                  -

   Smith Barney Aggressive Growth Portfolio (12/99)    2005        1.223           1.337              5,298
                                                       2004        1.136           1.223                  -
                                                       2003        1.000           1.136                  -

   Smith Barney High Income Portfolio (5/01)           2005        1.191           1.197                  -
                                                       2004        1.101           1.191                  -
                                                       2003        1.000           1.101                  -

   Smith Barney International All Cap Growth
   Portfolio (4/00)                                    2005        1.354           1.482                  -
                                                       2004        1.173           1.354                  -
                                                       2003        1.000           1.173                  -

                         CONDENSED FINANCIAL INFORMATION

                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                               BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                  PORTFOLIO NAME                       YEAR        YEAR           END OF YEAR      END OF YEAR
---------------------------------------------------    ----    -------------    -------------    ---------------
   Smith Barney Large Cap Value
   Portfolio (11/99)                                   2005        1.242           1.296                   -
                                                       2004        1.147           1.242                   -
                                                       2003        1.000           1.147                   -

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                   2005        1.148           1.183                   -
                                                       2004        1.169           1.148                   -
                                                       2003        1.000           1.169                   -

   Smith Barney Mid Cap Core Portfolio (11/99)         2005        1.252           1.328               7,107
                                                       2004        1.158           1.252               7,109
                                                       2003        1.000           1.158                   -

   Smith Barney Money Market Portfolio (7/00)          2005        0.982           0.989               3,734
                                                       2004        0.994           0.982                   -
                                                       2003        1.000           0.994                   -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I
   Shares (4/00)                                       2005        1.169           1.236                   -
                                                       2004        1.115           1.169                   -
                                                       2003        1.000           1.115                   -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                    2005        1.397           1.436                   -
                                                       2004        1.234           1.397                   -
                                                       2003        1.000           1.234                   -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (12/99)      2005        1.288           1.474              12,920
                                                       2004        1.141           1.288              10,306
                                                       2003        1.000           1.141                   -

   Mid Cap Portfolio - Service Class 2 (5/01)          2005        1.462           1.690               2,304
                                                       2004        1.198           1.462                   -
                                                       2003        1.000           1.198                   -

                         CONDENSED FINANCIAL INFORMATION

                       SEPARATE ACCOUNT CHARGES 2.20% (B)

                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                               BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                  PORTFOLIO NAME                       YEAR        YEAR           END OF YEAR      END OF YEAR
---------------------------------------------------    ----    -------------    -------------    ---------------
   Capital Appreciation Fund (5/00)                    2005        1.384           1.600                    -
                                                       2004        1.183           1.384                    -
                                                       2003        0.968           1.183                    -
                                                       2002        1.000           0.968                    -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)      2005        1.219           1.260                    -
                                                       2004        1.178           1.219                    -
                                                       2003        0.963           1.178                    -
                                                       2002        1.000           0.963                    -

AllianceBernstein Variable Product Series Fund,
Inc.

   AllianceBernstein Growth and Income
   Portfolio - Class B (5/02)                          2005        1.351           1.382               37,059
                                                       2004        1.242           1.351               37,059
                                                       2003        0.960           1.242                    -
                                                       2002        1.000           0.960                    -

   AllianceBernstein Large-Cap Growth Portfolio
   - Class B (11/99)                                   2005        1.212           1.362                    -
                                                       2004        1.144           1.212                    -
                                                       2003        0.948           1.144                    -
                                                       2002        1.000           0.948                    -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)         2005        1.446           1.614               67,669
                                                       2004        1.303           1.446                9,897
                                                       2003        0.984           1.303                    -
                                                       2002        1.000           0.984                    -

   Growth Fund - Class 2 Shares (12/99)                2005        1.415           1.608              214,682
                                                       2004        1.285           1.415               76,812
                                                       2003        0.960           1.285                    -
                                                       2002        1.000           0.960                    -

   Growth-Income Fund - Class 2 Shares (3/00)          2005        1.358           1.406              103,828
                                                       2004        1.258           1.358               46,024
                                                       2003        0.971           1.258                    -
                                                       2002        1.000           0.971                    -

                         CONDENSED FINANCIAL INFORMATION

                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                               BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                  PORTFOLIO NAME                       YEAR        YEAR           END OF YEAR      END OF YEAR
---------------------------------------------------    ----    -------------    -------------    ---------------
Delaware VIP Trust
   Delaware VIP REIT Series - Standard
   Class (5/00)                                        2005        1.694           1.776                   -
                                                       2004        1.318           1.694                   -
                                                       2003        1.005           1.318                   -
                                                       2002        1.000           1.005                   -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -
   Class III (11/03)                                   2005        1.199           1.293                   -
                                                       2004        1.073           1.199                   -
                                                       2003        1.000           1.073                   -

   Mercury Value Opportunities V.I. Fund - Class
   III (11/03)                                         2005        1.197           1.290              19,251
                                                       2004        1.067           1.197                   -
                                                       2003        1.000           1.067                   -

Franklin Templeton Variable Insurance Products
Trust

   Franklin Income Securities Fund - Class II
   Shares (5/05)                                       2005        1.000           1.047                   -

   Franklin Small-Mid Cap Growth Securities Fund
   - Class 2 Shares (4/00)                             2005        1.418           1.454              26,978
                                                       2004        1.300           1.418              23,049
                                                       2003        0.969           1.300                   -
                                                       2002        1.000           0.969                   -

   Mutual Shares Securities Fund - Class 2
   Shares (5/02)                                       2005        1.341           1.450              26,983
                                                       2004        1.217           1.341                   -
                                                       2003        0.994           1.217                   -
                                                       2002        1.000           0.994                   -

   Templeton Developing Markets Securities
   Fund - Class 2 Shares (5/03)                        2005        1.757           2.190              60,556
                                                       2004        1.440           1.757               6,217
                                                       2003        1.000           1.440                   -

   Templeton Foreign Securities Fund - Class 2
   Shares (4/00)                                       2005        1.483           1.598              85,320
                                                       2004        1.279           1.483               7,327

                         CONDENSED FINANCIAL INFORMATION

                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                               BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                  PORTFOLIO NAME                       YEAR        YEAR           END OF YEAR      END OF YEAR
---------------------------------------------------    ----    -------------    -------------    ---------------
   Templeton Foreign Securities Fund - Class 2
   Shares  (continued)                                 2003        0.989           1.279                   -
                                                       2002        1.000           0.989                   -

   Templeton Growth Securities Fund - Class 2
   Shares (5/02)                                       2005        1.433           1.526               5,708
                                                       2004        1.262           1.433                   -
                                                       2003        0.976           1.262                   -
                                                       2002        1.000           0.976                   -

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                       2005        1.267           1.292              31,496
                                                       2004        1.190           1.267              26,515
                                                       2003        0.977           1.190                   -
                                                       2002        1.000           0.977                   -

   Diversified Strategic Income Portfolio (2/01)       2005        1.153           1.157                   -
                                                       2004        1.104           1.153                   -
                                                       2003        1.010           1.104               3,284
                                                       2002        1.000           1.010                   -

   Equity Index Portfolio - Class II Shares (2/01)     2005        1.303           1.329                   -
                                                       2004        1.208           1.303                   -
                                                       2003        0.967           1.208                   -
                                                       2002        1.000           0.967                   -

   Fundamental Value Portfolio (4/01)                  2005        1.386           1.421              28,959
                                                       2004        1.310           1.386              28,972
                                                       2003        0.966           1.310                   -
                                                       2002        1.000           0.966                   -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service
   Shares (5/00)                                       2005        1.527           1.674              27,138
                                                       2004        1.296           1.527              16,511
                                                       2003        0.983           1.296                   -
                                                       2002        1.000           0.983                   -

                         CONDENSED FINANCIAL INFORMATION

                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                               BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                  PORTFOLIO NAME                       YEAR        YEAR           END OF YEAR      END OF YEAR
---------------------------------------------------    ----    -------------    -------------    ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)        2005        1.493           1.519                    -
                                                       2004        1.329           1.493                    -
                                                       2003        1.000           1.329                    -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                  2005        1.364           1.378               38,601
                                                       2004        1.238           1.364                3,941
                                                       2003        1.000           1.238                    -

   Mid-Cap Value Portfolio (5/03)                      2005        1.520           1.610               69,714
                                                       2004        1.253           1.520               11,391
                                                       2003        1.000           1.253                    -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative
   Class (5/03)                                        2005        1.110           1.109              325,632
                                                       2004        1.042           1.110              237,615
                                                       2003        1.000           1.042               27,845

   Total Return Portfolio - Administrative
   Class (5/01)                                        2005        1.067           1.069               57,561
                                                       2004        1.040           1.067                1,618
                                                       2003        1.012           1.040                    -
                                                       2002        1.000           1.012                    -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB
   Shares (5/01)                                       2005        1.302           1.366                    -
                                                       2004        1.237           1.302                    -
                                                       2003        0.958           1.237                    -
                                                       2002        1.000           0.958                    -

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                       2005        1.421           1.560                    -
                                                       2004        1.250           1.421                    -
                                                       2003        0.994           1.250                    -
                                                       2002        1.000           0.994                    -

   Putnam VT Small Cap Value Fund - Class IB
   Shares (5/01)                                       2005        1.765           1.848               23,633
                                                       2004        1.430           1.765                9,211

                         CONDENSED FINANCIAL INFORMATION
                 SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)

                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                               BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                  PORTFOLIO NAME                       YEAR        YEAR           END OF YEAR      END OF YEAR
---------------------------------------------------    ----    -------------    -------------    ---------------
   Putnam VT Small Cap Value Fund - Class IB
   Shares  (continued)                                 2003        0.977           1.430                   -
                                                       2002        1.000           0.977                   -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                       2005        1.383           1.408                   -
                                                       2004        1.305           1.383                   -
                                                       2003        0.960           1.305                   -
                                                       2002        1.000           0.960                   -

   Investors Fund - Class I (5/01)                     2005        1.340           1.396                   -
                                                       2004        1.241           1.340                   -
                                                       2003        0.958           1.241                   -
                                                       2002        1.000           0.958                   -

   Small Cap Growth Fund - Class I (3/01)              2005        1.591           1.632                   -
                                                       2004        1.412           1.591                   -
                                                       2003        0.970           1.412                   -
                                                       2002        1.000           0.970                   -

Smith Barney Investment Series
   Smith Barney Dividend Strategy
   Portfolio (5/01)                                    2005        1.176           1.149              54,339
                                                       2004        1.163           1.176              27,403
                                                       2003        0.963           1.163                   -
                                                       2002        1.000           0.963                   -

   Smith Barney Premier Selections All Cap
   Growth Portfolio (5/01)                             2005        1.269           1.320                   -
                                                       2004        1.261           1.269                   -
                                                       2003        0.960           1.261                   -
                                                       2002        1.000           0.960                   -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth
   and Value (10/02)                                   2005        1.300           1.339              37,981
                                                       2004        1.246           1.300              37,981
                                                       2003        0.969           1.246                   -
                                                       2002        1.000           0.969                   -

                         CONDENSED FINANCIAL INFORMATION

                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                               BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                  PORTFOLIO NAME                       YEAR        YEAR           END OF YEAR      END OF YEAR
---------------------------------------------------    ----    -------------    -------------    ---------------
   Multiple Discipline Portfolio - Balanced All Cap
   Growth and Value (10/02)                            2005        1.200           1.224              276,212
                                                       2004        1.168           1.200              214,184
                                                       2003        0.979           1.168                7,110
                                                       2002        1.000           0.979                    -

   Multiple Discipline Portfolio - Global All Cap
   Growth and Value (10/02)                            2005        1.336           1.392              130,720
                                                       2004        1.239           1.336               11,257
                                                       2003        0.962           1.239                    -
                                                       2002        1.000           0.962                    -

   Multiple Discipline Portfolio - Large Cap
   Growth and Value (10/02)                            2005        1.267           1.284               11,665
                                                       2004        1.213           1.267               11,665
                                                       2003        0.961           1.213                    -
                                                       2002        1.000           0.961                    -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)           2005        1.274           1.355               19,700
                                                       2004        1.223           1.274               19,700
                                                       2003        0.967           1.223                    -
                                                       2002        1.000           0.967                    -

   Equity Income Portfolio (4/00)                      2005        1.322           1.351               49,399
                                                       2004        1.230           1.322                    -
                                                       2003        0.958           1.230                    -
                                                       2002        1.000           0.958                    -

   Large Cap Portfolio (11/99)                         2005        1.228           1.306                    -
                                                       2004        1.179           1.228                    -
                                                       2003        0.966           1.179                    -
                                                       2002        1.000           0.966                    -

   Managed Allocation Series: Aggressive
   Portfolio (6/05)                                    2005        1.000           1.074                    -

   Managed Allocation Series: Conservative
   Portfolio (8/05)                                    2005        1.020           1.027                    -

                         CONDENSED FINANCIAL INFORMATION

                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                               BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                  PORTFOLIO NAME                       YEAR        YEAR           END OF YEAR      END OF YEAR
---------------------------------------------------    ----    -------------    -------------    ---------------
Managed Allocation Series: Moderate Portfolio (6/05)   2005        1.002           1.042                   -

Managed Allocation Series: Moderate-Aggressive
Portfolio (5/05)                                       2005        1.000           1.061                   -

Managed Allocation Series: Moderate-Conservative
Portfolio (5/05)                                       2005        1.000           1.034                   -

Mercury Large Cap Core Portfolio (8/00)                2005        1.308           1.433               8,261
                                                       2004        1.153           1.308               8,261
                                                       2003        0.973           1.153                   -
                                                       2002        1.000           0.973                   -

MFS Emerging Growth Portfolio (4/00)                   2005        1.353           1.311                   -
                                                       2004        1.227           1.353               7,169
                                                       2003        0.971           1.227                   -
                                                       2002        1.000           0.971                   -

MFS Mid Cap Growth Portfolio (5/00)                    2005        1.457           1.469               6,707
                                                       2004        1.306           1.457                   -
                                                       2003        0.974           1.306                   -
                                                       2002        1.000           0.974                   -

MFS Total Return Portfolio (6/00)                      2005        1.225           1.234                   -
                                                       2004        1.124           1.225                   -
                                                       2003        0.986           1.124                   -
                                                       2002        1.000           0.986                   -

MFS Value Portfolio (5/04)                             2005        1.116           1.163                   -
                                                       2004        1.000           1.116                   -

Mondrian International Stock Portfolio (5/00)          2005        1.426           1.528              24,266
                                                       2004        1.259           1.426              24,269
                                                       2003        1.001           1.259                   -
                                                       2002        1.000           1.001                   -

Pioneer Fund Portfolio (5/03)                          2005        1.316           1.364                   -
                                                       2004        1.210           1.316                   -
                                                       2003        1.000           1.210                   -

                         CONDENSED FINANCIAL INFORMATION

                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                               BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                  PORTFOLIO NAME                       YEAR        YEAR           END OF YEAR      END OF YEAR
---------------------------------------------------    ----    -------------    -------------    ---------------
   Pioneer Mid Cap Value Portfolio (6/05)              2005        1.019           1.058                   -

   Pioneer Strategic Income Portfolio (5/00)           2005        1.280           1.298                   -
                                                       2004        1.179           1.280                   -
                                                       2003        1.008           1.179                   -
                                                       2002        1.000           1.008                   -

   Strategic Equity Portfolio (11/99)                  2005        1.355           1.353              18,478
                                                       2004        1.257           1.355              18,478
                                                       2003        0.969           1.257                   -
                                                       2002        1.000           0.969                   -

   Style Focus Series: Small Cap Growth Portfolio
   (5/05)                                              2005        1.000           1.132                   -

   Style Focus Series: Small Cap Value Portfolio
   (5/05)                                              2005        0.986           1.104                   -

   Travelers Managed Income Portfolio (5/01)           2005        1.082           1.073                 613
                                                       2004        1.076           1.082                 613
                                                       2003        1.014           1.076               4,605
                                                       2002        1.000           1.014                   -

   Van Kampen Enterprise Portfolio (8/00)              2005        1.206           1.272                   -
                                                       2004        1.187           1.206                   -
                                                       2003        0.966           1.187                   -
                                                       2002        1.000           0.966                   -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                       2005        0.987           0.988              21,058
                                                       2004        0.997           0.987               6,036
                                                       2003        1.000           0.997               1,321

   Smith Barney Aggressive Growth Portfolio (12/99)    2005        1.346           1.470              55,587
                                                       2004        1.251           1.346              20,208
                                                       2003        0.951           1.251                   -
                                                       2002        1.000           0.951                   -

   Smith Barney High Income Portfolio (5/01)           2005        1.358           1.363              33,907
                                                       2004        1.256           1.358                   -

                         CONDENSED FINANCIAL INFORMATION

                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                               BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                  PORTFOLIO NAME                       YEAR        YEAR           END OF YEAR      END OF YEAR
---------------------------------------------------    ----    -------------    -------------    ---------------
   Smith Barney High Income Portfolio  (continued)     2003        1.007           1.256                   -
                                                       2002        1.000           1.007                   -

   Smith Barney International All Cap Growth
   Portfolio (4/00)                                    2005        1.417           1.549                   -
                                                       2004        1.229           1.417                   -
                                                       2003        0.986           1.229                   -
                                                       2002        1.000           0.986                   -

   Smith Barney Large Cap Value Portfolio (11/99)      2005        1.309           1.364                   -
                                                       2004        1.210           1.309                   -
                                                       2003        0.969           1.210                   -
                                                       2002        1.000           0.969                   -

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                   2005        1.341           1.380              23,147
                                                       2004        1.366           1.341              23,147
                                                       2003        0.946           1.366                   -
                                                       2002        1.000           0.946                   -

   Smith Barney Mid Cap Core Portfolio (11/99)         2005        1.339           1.419              25,731
                                                       2004        1.240           1.339              25,731
                                                       2003        0.977           1.240                   -
                                                       2002        1.000           0.977                   -

   Smith Barney Money Market Portfolio (7/00)          2005        0.971           0.977              40,958
                                                       2004        0.984           0.971                   -
                                                       2003        0.999           0.984                   -
                                                       2002        1.000           0.999                   -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)   2005        1.251           1.321                   -
                                                       2004        1.195           1.251                   -
                                                       2003        0.959           1.195                   -
                                                       2002        1.000           0.959                   -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                    2005        1.531           1.571              22,630
                                                       2004        1.353           1.531               5,586

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR      END OF YEAR
                       --------------                          ----    -------------    ---------------   --------------
   Smith Barney Small Cap Growth Opportunities Portfolio
   (continued)                                                 2003        0.974           1.353                   -
                                                               2002        1.000           0.974                   -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (12/99)              2005        1.405           1.606              78,636
                                                               2004        1.245           1.405              38,260
                                                               2003        0.991           1.245                   -
                                                               2002        1.000           0.991                   -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.626           1.878              23,778
                                                               2004        1.334           1.626                   -
                                                               2003        0.986           1.334                   -
                                                               2002        1.000           0.986                   -

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.

Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.

On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into the Traveler Series Trust: MFS Mid Cap Growth Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by the Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AllianceBernstein Value Funds: AllianceBernstein Growth and Income Fund - Class A was replaced by the AllianceBernstein Variable Product Series Fund Inc: AllianceBerstein Growth and Income Portfolio - Class B, and is no longer available as a funding option.

On 02/25/2005, The Fidelity Advisor Series I: Advisor growth Opportunities Fund
- Class T was replaced by the Greenwich Street Series Fund: Appreciation Porfolio, and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Funds, Inc: AIM Charter Fund - Class A was replaced by the Greenwich Street Series Fund: Appreciation Porfolio, and is no longer available as a funding option.

On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class
II Shares, and is no longer available as a funding option.

On 02/25/2005, The Neuberger Berman Equity Assets: Newberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insuranace Series: Growth
- Income Fund - Class 2 Shares, and is no longer available as a funding option.

On 02/25/2005, The PBHG Funds: PBHG Growth Fund - Adivsor Class was replaced by the Janus Aspen Series: Mid Cap Growth Portfolio - Service Shares, and is no longer available as a funding option.

On 02/25/2005, The Greenwich Street Series Funds:Diversified Strategic Income Portfolio was replaced by the Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.

AIM Variable Insuranse Funds, Inc.: AIM Premier Equity Fund - Series I is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Share is no longer available to new contract owners

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer avaliable to new contract holders.

Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer avaliable to new contract owners

Travelers Series Fund Inc.: Smith Barney Large Cap Value Portfolio is no longer available to new contract owners

AIM V.I. Premier Equity Fund is no longer available to new contract owners.

AllianceBernstein Large-Cap Growth Portfolio is no longer available to new contract owners.

Fixed Fund is no longer available to new contract owners.

Franklin Small - Mid Cap Growth Securities Fund - Class 2 is no longer available to new contract owners.

Salomon Brothers All Cap Fund - Class I is no longer available to new contract owners.

Salomon Brothers Small Cap Growth Fund - Class I is no longer available to new contract owners.

Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.

Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.

Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners.

Van Kampen Emerging Growth Portfolio - Class I shares is no longer available to new contract owners.

                            PORTFOLIO ARCHITECT XTRA

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                       SEPARATE ACCOUNT CHARGES 1.60% (A)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT       OUTSTANDING AT
            PORTFOLIO NAME                                     YEAR        YEAR           END OF YEAR          END OF YEAR
            --------------                                     ----    -------------    ---------------      --------------
   Capital Appreciation Fund (5/00)                            2005        0.576           0.670                    -
                                                               2004        0.490           0.576                    -
                                                               2003        0.398           0.490                    -
                                                               2002        0.540           0.398                    -
                                                               2001        1.000           0.540                    -

   High Yield Bond Trust (5/04)                                2005        1.068           1.065                    -
                                                               2004        1.000           1.068                    -

   Managed Assets Trust (5/04)                                 2005        1.077           1.100                    -
                                                               2004        1.000           1.077                    -

   Money Market Portfolio (2/98)                               2005        1.137           1.151                    -
                                                               2004        1.144           1.137                    -
                                                               2003        1.153           1.144                    -
                                                               2002        1.156           1.153                    -
                                                               2001        1.000           1.156                    -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        0.777           0.808                    -
                                                               2004        0.747           0.777                    -
                                                               2003        0.607           0.747                    -
                                                               2002        0.884           0.607                    -
                                                               2001        1.000           0.884                    -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        0.663           0.749                    -
                                                               2004        0.622           0.663                    -
                                                               2003        0.512           0.622                    -
                                                               2002        0.752           0.512                    -
                                                               2001        1.000           0.752                    -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.098           1.233                    -
                                                               2004        0.983           1.098                    -
                                                               2003        0.738           0.983                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR         END OF YEAR
                       --------------                          ----    -------------     ------------        ---------------
   Global Growth Fund - Class 2 Shares (continued)             2002        0.879           0.738                  -
                                                               2001        0.996           0.879                  -

   Growth Fund - Class 2 Shares (12/99)                        2005        1.089           1.245                  -
                                                               2004        0.984           1.089                  -
                                                               2003        0.731           0.984                  -
                                                               2002        0.983           0.731                  -
                                                               2001        1.091           0.983                  -

   Growth-Income Fund - Class 2 Shares (3/00)                  2005        1.261           1.314                  -
                                                               2004        1.161           1.261                  -
                                                               2003        0.891           1.161                  -
                                                               2002        1.109           0.891                  -
                                                               2001        1.124           1.109                  -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)       2005        1.002           1.261                  -
                                                               2004        0.815           1.002                  -
                                                               2003        0.579           0.815                  -
                                                               2002        0.666           0.579                  -
                                                               2001        1.000           0.666                  -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)            2005        2.204           2.325                  -
                                                               2004        1.704           2.204                  -
                                                               2003        1.292           1.704                  -
                                                               2002        1.256           1.292                  -
                                                               2001        1.000           1.256                  -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (5/00)                                                      2005        0.881           0.905                  -
                                                               2004        0.852           0.881                  -
                                                               2003        0.715           0.852                  -
                                                               2002        0.872           0.715                  -
                                                               2001        1.000           0.872                  -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (5/00)                                               2005        1.078           1.122                  -
                                                               2004        0.984           1.078                  -
                                                               2003        0.759           0.984                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR          END OF YEAR
                       --------------                          ----    -------------     -------------       ---------------
   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares  (continued)                                         2002        0.954           0.759                       -
                                                               2001        1.000           0.954                       -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.207           1.309                       -
                                                               2004        1.074           1.207                       -
                                                               2003        1.000           1.074                       -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.205           1.306                       -
                                                               2004        1.067           1.205                       -
                                                               2003        1.000           1.067                       -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.152           1.253                       -
                                                               2004        1.039           1.152                       -
                                                               2003        0.844           1.039                       -
                                                               2002        1.000           0.844                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.775           2.226                       -
                                                               2004        1.446           1.775                       -
                                                               2003        1.000           1.446                       -

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2005        1.074           1.165                       -
                                                               2004        0.921           1.074                       -
                                                               2003        0.708           0.921                       -
                                                               2002        0.883           0.708                       -
                                                               2001        1.031           0.883                       -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.174           1.258                       -
                                                               2004        1.028           1.174                       -
                                                               2003        0.791           1.028                       -
                                                               2002        1.000           0.791                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR          END OF YEAR
                       --------------                          ----    -------------     -------------       ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (2/01)             2005        0.855           0.877                       -
                                                               2004        0.788           0.855                       -
                                                               2003        0.627           0.788                       -
                                                               2002        0.820           0.627                       -
                                                               2001        1.000           0.820                       -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (5/02)                                             2005        1.120           1.211                       -
                                                               2004        1.043           1.120                       -
                                                               2003        0.757           1.043                       -
                                                               2002        1.000           0.757                       -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                               2005        1.092           1.114                       -
                                                               2004        1.024           1.092                       -
                                                               2003        0.799           1.024                       -
                                                               2002        1.000           0.799                       -

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2005        0.997           1.056                       -
                                                               2004        0.935           0.997                       -
                                                               2003        0.836           0.935                       -
                                                               2002        0.910           0.836                       -
                                                               2001        1.000           0.910                       -

   Global Life Sciences Portfolio - Service Shares (5/00)      2005        0.900           0.995                       -
                                                               2004        0.801           0.900                       -
                                                               2003        0.645           0.801                       -
                                                               2002        0.930           0.645                       -
                                                               2001        1.000           0.930                       -

   Global Technology Portfolio - Service Shares (5/00)         2005        0.344           0.377                       -
                                                               2004        0.347           0.344                       -
                                                               2003        0.241           0.347                       -
                                                               2002        0.414           0.241                       -
                                                               2001        1.000           0.414                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR          END OF YEAR
                       --------------                          ----    -------------     -------------       ---------------
   Worldwide Growth Portfolio - Service Shares (5/00)          2005        0.557           0.578                       -
                                                               2004        0.541           0.557                       -
                                                               2003        0.444           0.541                       -
                                                               2002        0.608           0.444                       -
                                                               2001        1.000           0.608                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.508           1.544                       -
                                                               2004        1.334           1.508                       -
                                                               2003        1.000           1.334                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.378           1.400                       -
                                                               2004        1.243           1.378                       -
                                                               2003        1.000           1.243                       -

   Mid-Cap Value Portfolio (5/03)                              2005        1.536           1.636                       -
                                                               2004        1.258           1.536                       -
                                                               2003        1.000           1.258                       -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2005        1.072           1.116                       -
                                                               2004        1.000           1.072                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.122           1.127                       -
                                                               2004        1.046           1.122                       -
                                                               2003        1.000           1.046                       -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.204           1.214                       -
                                                               2004        1.167           1.204                       -
                                                               2003        1.129           1.167                       -
                                                               2002        1.051           1.129                       -
                                                               2001        1.000           1.051                       -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        0.767           0.810                       -
                                                               2004        0.724           0.767                       -
                                                               2003        0.558           0.724                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR          END OF YEAR
                       --------------                          ----    -------------     ------------        ---------------
   Putnam VT Discovery Growth Fund - Class IB Shares
   (continued)                                                 2002        0.805           0.558                       -
                                                               2001        1.000           0.805                       -

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.003           1.108                       -
                                                               2004        0.877           1.003                       -
                                                               2003        0.694           0.877                       -
                                                               2002        0.856           0.694                       -
                                                               2001        1.000           0.856                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.599           1.685                       -
                                                               2004        1.288           1.599                       -
                                                               2003        0.874           1.288                       -
                                                               2002        1.087           0.874                       -
                                                               2001        1.000           1.087                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2005        1.299           1.330                       -
                                                               2004        1.219           1.299                       -
                                                               2003        0.891           1.219                       -
                                                               2002        1.208           0.891                       -
                                                               2001        1.000           1.208                       -

   Investors Fund - Class I (5/01)                             2005        1.165           1.221                       -
                                                               2004        1.072           1.165                       -
                                                               2003        0.823           1.072                       -
                                                               2002        1.087           0.823                       -
                                                               2001        1.000           1.087                       -

   Large Cap Growth Fund - Class I (5/02)                      2005        1.124           1.164                       -
                                                               2004        1.137           1.124                       -
                                                               2003        0.799           1.137                       -
                                                               2002        1.000           0.799                       -

   Small Cap Growth Fund - Class I (3/01)                      2005        1.361           1.405                       -
                                                               2004        1.201           1.361                       -
                                                               2003        0.820           1.201                       -
                                                               2002        1.276           0.820                       -
                                                               2001        1.000           1.276                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR          END OF YEAR
                       --------------                          ----    -------------     ------------        ---------------
The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        0.862           0.923                       -
                                                               2004        0.823           0.862                       -
                                                               2003        0.646           0.823                       -
                                                               2002        0.863           0.646                       -
                                                               2001        1.000           0.863                       -

   Convertible Securities Portfolio (5/00)                     2005        1.194           1.179                       -
                                                               2004        1.141           1.194                       -
                                                               2003        0.919           1.141                       -
                                                               2002        1.003           0.919                       -
                                                               2001        1.000           1.003                       -

   Disciplined Mid Cap Stock Portfolio (5/00)                  2005        1.259           1.393                       -
                                                               2004        1.098           1.259                       -
                                                               2003        0.834           1.098                       -
                                                               2002        0.990           0.834                       -
                                                               2001        1.000           0.990                       -

   Equity Income Portfolio (4/00)                              2005        1.231           1.266                       -
                                                               2004        1.138           1.231                       -
                                                               2003        0.882           1.138                       -
                                                               2002        1.041           0.882                       -
                                                               2001        1.000           1.041                       -

   Federated High Yield Portfolio (5/00)                       2005        1.254           1.266                       -
                                                               2004        1.154           1.254                       -
                                                               2003        0.958           1.154                       -
                                                               2002        0.939           0.958                       -
                                                               2001        1.009           0.939                       -

   Federated Stock Portfolio (5/00)                            2005        1.136           1.177                       -
                                                               2004        1.044           1.136                       -
                                                               2003        0.831           1.044                       -
                                                               2002        1.047           0.831                       -
                                                               2001        1.000           1.047                       -

   Large Cap Portfolio (11/99)                                 2005        0.755           0.808                       -
                                                               2004        0.720           0.755                       -
                                                               2003        0.587           0.720                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                         NUMBER OF UNITS
                                                                    BEGINNING OF      UNIT VALUE AT       OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR          END OF YEAR
                    --------------                          ----    -------------     ------------        ---------------
Large Cap Portfolio  (continued)                            2002        0.773           0.587                       -
                                                            2001        1.000           0.773                       -

Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.000           1.077                       -

Managed Allocation Series: Conservative Portfolio (8/05)    2005        1.022           1.031                       -

Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.002           1.046                       -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                      2005        1.000           1.065                       -

Managed Allocation Series: Moderate-Conservative
Portfolio (5/05)                                            2005        1.000           1.037                       -

Mercury Large Cap Core Portfolio (8/00)                     2005        0.808           0.891                       -
                                                            2004        0.709           0.808                       -
                                                            2003        0.594           0.709                       -
                                                            2002        0.807           0.594                       -
                                                            2001        1.000           0.807                       -

MFS Emerging Growth Portfolio (4/00)                        2005        0.647           0.628                       -
                                                            2004        0.583           0.647                       -
                                                            2003        0.459           0.583                       -
                                                            2002        0.709           0.459                       -
                                                            2001        1.000           0.709                       -

MFS Mid Cap Growth Portfolio (5/00)                         2005        0.561           0.569                       -
                                                            2004        0.500           0.561                       -
                                                            2003        0.371           0.500                       -
                                                            2002        0.736           0.371                       -
                                                            2001        1.000           0.736                       -

MFS Total Return Portfolio (6/00)                           2005        1.332           1.350                       -
                                                            2004        1.214           1.332                       -
                                                            2003        1.059           1.214                       -
                                                            2002        1.136           1.059                       -
                                                            2001        1.000           1.136                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR          END OF YEAR
                       --------------                          ----    -------------     ------------        ---------------
   MFS Value Portfolio (5/04)                                  2005        1.121           1.174                       -
                                                               2004        1.000           1.121                       -

   Mondrian International Stock Portfolio (5/00)               2005        0.846           0.912                       -
                                                               2004        0.743           0.846                       -
                                                               2003        0.587           0.743                       -
                                                               2002        0.685           0.587                       -
                                                               2001        1.000           0.685                       -

   Pioneer Fund Portfolio (5/03)                               2005        1.329           1.386                       -
                                                               2004        1.215           1.329                       -
                                                               2003        1.000           1.215                       -

   Pioneer Mid Cap Value Portfolio (6/05)                      2005        1.020           1.062                       -

   Pioneer Strategic Income Portfolio (5/00)                   2005        1.363           1.390                       -
                                                               2004        1.248           1.363                       -
                                                               2003        1.061           1.248                       -
                                                               2002        1.018           1.061                       -
                                                               2001        1.000           1.018                       -

   Strategic Equity Portfolio (11/99)                          2005        0.731           0.734                       -
                                                               2004        0.674           0.731                       -
                                                               2003        0.517           0.674                       -
                                                               2002        0.790           0.517                       -
                                                               2001        1.000           0.790                       -

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.136                       -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        0.987           1.108                       -

   Travelers Quality Bond Portfolio (5/00)                     2005        1.233           1.234                       -
                                                               2004        1.213           1.233                       -
                                                               2003        1.152           1.213                       -
                                                               2002        1.107           1.152                       -
                                                               2001        1.000           1.107                       -

   U.S. Government Securities Portfolio (5/04)                 2005        1.051           1.079                       -
                                                               2004        1.000           1.051                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR          END OF YEAR
                       --------------                          ----    -------------     ------------        ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.994           1.002                       -
                                                               2004        0.999           0.994                       -
                                                               2003        1.000           0.999                       -

   Social Awareness Stock Portfolio (5/04)                     2005        1.082           1.111                       -
                                                               2004        1.000           1.082                       -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                 2005        1.076           1.102                       -
                                                               2004        0.931           1.076                       -
                                                               2003        0.723           0.931                       -
                                                               2002        0.912           0.723                       -
                                                               2001        1.000           0.912                       -

   Enterprise Portfolio - Class II Shares (5/01)               2005        0.794           0.843                       -
                                                               2004        0.777           0.794                       -
                                                               2003        0.628           0.777                       -
                                                               2002        0.907           0.628                       -
                                                               2001        1.000           0.907                       -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (5/00)             2005        1.011           1.161                       -
                                                               2004        0.892           1.011                       -
                                                               2003        0.707           0.892                       -
                                                               2002        0.795           0.707                       -
                                                               2001        1.000           0.795                       -

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (5/01)                                                      2005        0.939           1.115                       -
                                                               2004        0.942           0.939                       -
                                                               2003        0.766           0.942                       -
                                                               2002        0.842           0.766                       -
                                                               2001        1.000           0.842                       -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.518           1.763                       -
                                                               2004        1.237           1.518                       -
                                                               2003        0.909           1.237                       -
                                                               2002        1.027           0.909                       -
                                                               2001        1.000           1.027                       -

                         CONDENSED FINANCIAL INFORMATION

                       SEPARATE ACCOUNT CHARGES 1.60% (B)

                                                                                UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                                   YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------------      ----    -------------    -------------    ---------------
    Capital Appreciation Fund (5/00)                                    2005        0.575            0.669           1,091,833
                                                                        2004        0.489            0.575           1,021,955
                                                                        2003        0.398            0.489             989,979
                                                                        2002        0.539            0.398             910,886
                                                                        2001        0.741            0.539             797,412
                                                                        2000        1.000            0.741                   -

    High Yield Bond Trust (5/04)                                        2005        1.068            1.065               6,262
                                                                        2004        1.000            1.068              67,365

    Managed Assets Trust (5/04)                                         2005        1.077            1.100              28,519
                                                                        2004        1.000            1.077              36,382

    Money Market Portfolio (2/98)                                       2005        1.129            1.144           1,730,093
                                                                        2004        1.136            1.129           2,129,590
                                                                        2003        1.145            1.136           3,004,837
                                                                        2002        1.148            1.145           5,422,533
                                                                        2001        1.124            1.148           5,439,463
                                                                        2000        1.076            1.124                   -
                                                                        2000        1.076            1.076                   -
                                                                        1999        1.041            1.076                   -
                                                                        1998        1.007            1.041                   -
                                                                        1997        1.000            1.007                   -

AIM Variable Insurance Funds
    AIM V.I. Premier Equity Fund - Series I (5/01)                      2005        0.777            0.808             750,899
                                                                        2004        0.747            0.777             803,062
                                                                        2003        0.607            0.747             854,282
                                                                        2002        0.884            0.607             893,530
                                                                        2001        1.000            0.884             227,887

AllianceBernstein Variable Product Series Fund, Inc.
    AllianceBernstein Large-Cap Growth Portfolio - Class B (11/99)      2005        0.661            0.747           1,598,096
                                                                        2004        0.620            0.661           1,740,166
                                                                        2003        0.511            0.620           1,877,463
                                                                        2002        0.750            0.511           1,645,516
                                                                        2001        0.923            0.750           1,129,808
                                                                        2000        1.127            0.923             286,366

                         CONDENSED FINANCIAL INFORMATION

                                                                                UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                   YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------------      ----    -------------    -------------    ---------------
American Funds Insurance Series
    Global Growth Fund - Class 2 Shares (11/99)                         2005        1.095            1.229           1,340,169
                                                                        2004        0.980            1.095           1,274,097
                                                                        2003        0.736            0.980           1,255,508
                                                                        2002        0.877            0.736           1,218,395
                                                                        2001        1.039            0.877             953,012
                                                                        2000        1.301            1.039             106,123
                                                                        1999        1.087            1.301              35,494

    Growth Fund - Class 2 Shares (12/99)                                2005        1.086            1.242           3,325,372
                                                                        2004        0.981            1.086           2,992,285
                                                                        2003        0.728            0.981           2,688,587
                                                                        2002        0.980            0.728           2,192,821
                                                                        2001        1.217            0.980           1,418,434
                                                                        2000        1.183            1.217             279,453
                                                                        1999        1.059            1.183              32,012

    Growth-Income Fund - Class 2 Shares (3/00)                          2005        1.258            1.310           3,394,599
                                                                        2004        1.158            1.258           3,102,578
                                                                        2003        0.888            1.158           2,790,028
                                                                        2002        1.105            0.888           2,285,397
                                                                        2001        1.095            1.105           1,207,066
                                                                        2000        1.050            1.095             158,718

Credit Suisse Trust
    Credit Suisse Trust Emerging Markets Portfolio (5/00)               2005        1.000            1.259              74,271
                                                                        2004        0.813            1.000              74,551
                                                                        2003        0.578            0.813              69,100
                                                                        2002        0.664            0.578              52,299
                                                                        2001        0.747            0.664              35,367
                                                                        2000        1.000            0.747               1,000

Delaware VIP Trust
    Delaware VIP REIT Series - Standard Class (5/00)                    2005        2.200            2.320             524,397
                                                                        2004        1.701            2.200             490,484
                                                                        2003        1.290            1.701             421,285
                                                                        2002        1.254            1.290             175,784
                                                                        2001        1.171            1.254              65,865
                                                                        2000        1.000            1.171               1,000

                         CONDENSED FINANCIAL INFORMATION

                                                                                UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                   YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------------      ----    -------------    -------------    ---------------
Dreyfus Variable Investment Fund
    Dreyfus VIF - Appreciation Portfolio - Initial Shares (5/00)        2005        0.880            0.904            614,282
                                                                        2004        0.851            0.880            767,752

                         CONDENSED FINANCIAL INFORMATION

                                                                                UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                                   YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------------      ----    -------------    -------------    ---------------
    Delaware VIP REIT Series - Standard Class  (continued)              2003        0.713            0.851            833,711
                                                                        2002        0.870            0.713            431,821
                                                                        2001        0.975            0.870            121,682
                                                                        2000        1.000            0.975              1,000

    Dreyfus VIF - Developing Leaders Portfolio - Initial                2005        1.076            1.120            493,244
    Shares (5/00)                                                       2004        0.982            1.076            589,066
                                                                        2003        0.758            0.982            595,632
                                                                        2002        0.952            0.758            437,002
                                                                        2001        1.030            0.952            258,340
                                                                        2000        1.000            1.030              1,000

FAM Variable Series Funds, Inc.
    Mercury Global Allocation V.I. Fund - Class III (11/03)             2005        1.207            1.309             28,167
                                                                        2004        1.074            1.207              9,574
                                                                        2003        1.000            1.074                  -

    Mercury Value Opportunities V.I. Fund - Class III (11/03)           2005        1.205            1.306              8,442
                                                                        2004        1.067            1.205              9,828
                                                                        2003        1.000            1.067                  -

Franklin Templeton Variable Insurance Products Trust
    Mutual Shares Securities Fund - Class 2 Shares (5/02)               2005        1.152            1.253            370,746
                                                                        2004        1.039            1.152            454,839
                                                                        2003        0.844            1.039            435,419
                                                                        2002        1.000            0.844             36,512

    Templeton Developing Markets Securities Fund - Class 2
    Shares (5/03)                                                       2005        1.775            2.226            138,497
                                                                        2004        1.446            1.775             75,008
                                                                        2003        1.000            1.446             14,072

    Templeton Foreign Securities Fund - Class 2 Shares (4/00)           2005        1.071            1.162            455,205
                                                                        2004        0.918            1.071            305,019
                                                                        2003        0.706            0.918            271,043
                                                                        2002        0.881            0.706            206,340

                         CONDENSED FINANCIAL INFORMATION

                                                                                UNIT VALUE AT                     NUMBER OF UNITS
                                                                                BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                   YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------------      ----    -------------    -------------    ---------------
    Templeton Foreign Securities Fund - Class 2 Shares (continued)      2001        1.065             0.881            96,122
                                                                        2000        1.081             1.065            15,014

    Templeton Growth Securities Fund - Class 2 Shares (5/02)            2005        1.174             1.258           295,433
                                                                        2004        1.028             1.174            49,047
                                                                        2003        0.791             1.028           107,889
                                                                        2002        1.000             0.791                 -

Greenwich Street Series Fund
    Equity Index Portfolio - Class II Shares (2/01)                     2005        0.853             0.875         2,428,045
                                                                        2004        0.786             0.853         2,711,504
                                                                        2003        0.625             0.786         2,943,217
                                                                        2002        0.818             0.625         1,808,443
                                                                        2001        0.949             0.818           923,288

    Salomon Brothers Variable Aggressive Growth Fund - Class I
    Shares (5/02)                                                       2005        1.120             1.211           111,142
                                                                        2004        1.043             1.120            75,818
                                                                        2003        0.757             1.043            49,048
                                                                        2002        1.000             0.757                 -

    Salomon Brothers Variable Growth & Income Fund - Class I
    Shares (5/02)                                                       2005        1.092             1.114           101,882
                                                                        2004        1.024             1.092           222,099
                                                                        2003        0.799             1.024           187,816
                                                                        2002        1.000             0.799             1,037

Janus Aspen Series
    Balanced Portfolio - Service Shares (5/00)                          2005        0.995             1.054           838,245
                                                                        2004        0.934             0.995           836,476
                                                                        2003        0.834             0.934           898,191
                                                                        2002        0.908             0.834           887,648
                                                                        2001        0.971             0.908           734,043
                                                                        2000        1.000             0.971                 -

    Global Life Sciences Portfolio - Service Shares (5/00)              2005        0.898             0.993           366,348
                                                                        2004        0.799             0.898           428,067
                                                                        2003        0.643             0.799           466,183
                                                                        2002        0.928             0.643           506,583

                         CONDENSED FINANCIAL INFORMATION

                                                                                UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                   YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------------      ----    -------------    -------------    ---------------
    Global Life Sciences Portfolio - Service Shares  (continued)        2001        1.133            0.928            331,987
                                                                        2000        1.000            1.133              1,000

    Global Technology Portfolio - Service Shares (5/00)                 2005        0.343            0.377            658,531
                                                                        2004        0.347            0.343            724,127
                                                                        2003        0.240            0.347            781,983
                                                                        2002        0.414            0.240            771,229
                                                                        2001        0.671            0.414            459,241
                                                                        2000        1.000            0.671              1,000

    Worldwide Growth Portfolio - Service Shares (5/00)                  2005        0.556            0.577            958,009
                                                                        2004        0.540            0.556            965,366
                                                                        2003        0.444            0.540            932,806
                                                                        2002        0.607            0.444            799,493
                                                                        2001        0.797            0.607            567,306
                                                                        2000        1.000            0.797                  -

Lazard Retirement Series, Inc.
    Lazard Retirement Small Cap Portfolio (5/03)                        2005        1.508            1.544            114,140
                                                                        2004        1.334            1.508             50,521
                                                                        2003        1.000            1.334             10,392

Lord Abbett Series Fund, Inc.
    Growth and Income Portfolio (5/03)                                  2005        1.378            1.400            405,305
                                                                        2004        1.243            1.378            334,959
                                                                        2003        1.000            1.243            223,423

    Mid-Cap Value Portfolio (5/03)                                      2005        1.536            1.636            311,431
                                                                        2004        1.258            1.536            209,638
                                                                        2003        1.000            1.258             38,024

Oppenheimer Variable Account Funds
    Oppenheimer Main Street Fund/VA - Service Shares (5/04)             2005        1.072            1.116                  -
                                                                        2004        1.000            1.072                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                                UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                                   YEAR        YEAR          END OF YEAR      END OF YEAR
------------------------------------------------------------------      ----    -------------    -------------    ---------------
PIMCO Variable Insurance Trust
    Real Return Portfolio - Administrative Class (5/03)                 2005        1.122            1.127             406,116
                                                                        2004        1.046            1.122             195,829
                                                                        2003        1.000            1.046              76,882

    Total Return Portfolio - Administrative Class (5/01)                2005        1.204            1.214           4,703,281
                                                                        2004        1.167            1.204           4,955,922
                                                                        2003        1.129            1.167           5,379,938
                                                                        2002        1.051            1.129           4,675,396
                                                                        2001        1.000            1.051           1,184,780

Putnam Variable Trust
    Putnam VT Discovery Growth Fund - Class IB Shares (5/01)            2005        0.767            0.810              77,546
                                                                        2004        0.724            0.767              80,301
                                                                        2003        0.558            0.724              80,357
                                                                        2002        0.805            0.558              60,718
                                                                        2001        1.000            0.805              20,854

    Putnam VT International Equity Fund - Class IB Shares (5/01)        2005        1.003            1.108             323,478
                                                                        2004        0.877            1.003             357,361
                                                                        2003        0.694            0.877             312,769
                                                                        2002        0.856            0.694             287,543
                                                                        2001        1.000            0.856             167,986

    Putnam VT Small Cap Value Fund - Class IB Shares (5/01)             2005        1.599            1.685           1,053,146
                                                                        2004        1.288            1.599           1,112,404
                                                                        2003        0.874            1.288           1,139,306
                                                                        2002        1.087            0.874             667,718
                                                                        2001        1.000            1.087             219,720

Salomon Brothers Variable Series Funds Inc.
    All Cap Fund - Class I (4/01)                                       2005        1.296            1.327           2,536,190
                                                                        2004        1.215            1.296           2,990,949
                                                                        2003        0.888            1.215           3,201,965
                                                                        2002        1.204            0.888           3,089,805
                                                                        2001        1.201            1.204           1,352,966

    Investors Fund - Class I (5/01)                                     2005        1.162            1.218           1,584,026
                                                                        2004        1.069            1.162           1,681,872

                         CONDENSED FINANCIAL INFORMATION

                                                                                UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                                   YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------------      ----    -------------    -------------    ---------------
    Investors Fund - Class I  (continued)                               2003        0.821            1.069           1,765,663
                                                                        2002        1.084            0.821           1,678,687
                                                                        2001        1.150            1.084             688,342

    Large Cap Growth Fund - Class I (5/02)                              2005        1.124            1.164             520,807
                                                                        2004        1.137            1.124             612,352
                                                                        2003        0.799            1.137             676,213
                                                                        2002        1.000            0.799                   -

    Small Cap Growth Fund - Class I (3/01)                              2005        1.357            1.401             862,944
                                                                        2004        1.198            1.357             887,897
                                                                        2003        0.817            1.198             881,064
                                                                        2002        1.272            0.817             930,480
                                                                        2001        1.394            1.272             396,736

The Travelers Series Trust
    AIM Capital Appreciation Portfolio (5/01)                           2005        0.862            0.923             791,266
                                                                        2004        0.823            0.862             914,754
                                                                        2003        0.646            0.823             923,566
                                                                        2002        0.863            0.646             813,867
                                                                        2001        1.000            0.863             186,705

    Convertible Securities Portfolio (5/00)                             2005        1.192            1.177             780,797
                                                                        2004        1.139            1.192             789,762
                                                                        2003        0.917            1.139             817,572
                                                                        2002        1.002            0.917             303,279
                                                                        2001        1.026            1.002             177,899
                                                                        2000        1.000            1.026               1,000

    Disciplined Mid Cap Stock Portfolio (5/00)                          2005        1.256            1.390             384,518
                                                                        2004        1.096            1.256             429,800
                                                                        2003        0.833            1.096             390,439
                                                                        2002        0.988            0.833             257,622
                                                                        2001        1.046            0.988             223,113
                                                                        2000        1.000            1.046               1,000

    Equity Income Portfolio (4/00)                                      2005        1.228            1.262           2,590,594
                                                                        2004        1.135            1.228           2,624,443
                                                                        2003        0.879            1.135           2,645,190
                                                                        2002        1.038            0.879           1,908,214

                         CONDENSED FINANCIAL INFORMATION

                                                                                UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                   YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------------      ----    -------------    -------------    ---------------
    Equity Income Portfolio  (continued)                                2001        1.130            1.038           1,262,895
                                                                        2000        1.052            1.130              12,212

    Federated High Yield Portfolio (5/00)                               2005        1.252            1.263             704,765
                                                                        2004        1.152            1.252             789,332
                                                                        2003        0.956            1.152             943,802
                                                                        2002        0.937            0.956             398,965
                                                                        2001        0.934            0.937             288,209
                                                                        2000        1.000            0.934               1,000

    Federated Stock Portfolio (5/00)                                    2005        1.134            1.175             252,975
                                                                        2004        1.042            1.134             314,443
                                                                        2003        0.830            1.042             320,165
                                                                        2002        1.045            0.830             177,616
                                                                        2001        1.045            1.045             144,796
                                                                        2000        1.000            1.045               1,000

    Large Cap Portfolio (11/99)                                         2005        0.753            0.805           1,293,750
                                                                        2004        0.718            0.753           1,300,341
                                                                        2003        0.585            0.718           1,328,748
                                                                        2002        0.771            0.585             811,822
                                                                        2001        0.947            0.771             435,079
                                                                        2000        1.125            0.947               9,529
                                                                        2000        1.125            1.125                   -
                                                                        1999        1.024            1.125                   -

    Managed Allocation Series: Aggressive Portfolio (6/05)              2005        1.000            1.077                   -

    Managed Allocation Series: Conservative Portfolio (8/05)            2005        1.022            1.031                 874

    Managed Allocation Series: Moderate Portfolio (6/05)                2005        1.002            1.046             124,378

    Managed Allocation Series: Moderate-Aggressive Portfolio
    (5/05)                                                              2005        1.000            1.065                   -

    Managed Allocation Series: Moderate-Conservative Portfolio
    (5/05)                                                              2005        1.000            1.037                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                                UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                                  PORTFOLIO NAME                        YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------------      ----    -------------    -------------    ---------------
    Mercury Large Cap Core Portfolio (8/00)                             2005        0.806            0.889             365,733
                                                                        2004        0.707            0.806             387,974
                                                                        2003        0.593            0.707             408,908
                                                                        2002        0.805            0.593             451,779
                                                                        2001        1.055            0.805             193,579
                                                                        2000        1.135            1.055              12,368

    MFS Emerging Growth Portfolio (4/00)                                2005        0.645            0.626                   -
                                                                        2004        0.581            0.645             636,067
                                                                        2003        0.457            0.581             777,647
                                                                        2002        0.707            0.457             828,116
                                                                        2001        1.126            0.707             495,736
                                                                        2000        1.432            1.126              52,455

    MFS Mid Cap Growth Portfolio (5/00)                                 2005        0.560            0.568           2,527,381
                                                                        2004        0.499            0.560           1,648,468
                                                                        2003        0.370            0.499           1,689,467
                                                                        2002        0.735            0.370           1,021,136
                                                                        2001        0.978            0.735             440,334
                                                                        2000        1.000            0.978               1,000

    MFS Total Return Portfolio (6/00)                                   2005        1.328            1.346           5,094,500
                                                                        2004        1.211            1.328           5,040,154
                                                                        2003        1.056            1.211           5,376,924
                                                                        2002        1.132            1.056           4,046,493
                                                                        2001        1.151            1.132           2,348,284
                                                                        2000        1.002            1.151              62,642

    MFS Value Portfolio (5/04)                                          2005        1.121            1.174             166,433
                                                                        2004        1.000            1.121               6,859

    Mondrian International Stock Portfolio (5/00)                       2005        0.845            0.910             577,036
                                                                        2004        0.742            0.845             468,938
                                                                        2003        0.586            0.742             376,707
                                                                        2002        0.684            0.586              69,198
                                                                        2001        0.942            0.684              15,435
                                                                        2000        1.000            0.942               1,000

    Pioneer Fund Portfolio (5/03)                                       2005        1.329            1.386               6,819
                                                                        2004        1.215            1.329               6,826
                                                                        2003        1.000            1.215                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                                UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                   YEAR         YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------------      ----    -------------    -------------    ---------------
    Pioneer Mid Cap Value Portfolio (6/05)                              2005         1.020           1.062                   -

    Pioneer Strategic Income Portfolio (5/00)                           2005         1.360           1.388             448,698
                                                                        2004         1.246           1.360             230,725
                                                                        2003         1.059           1.246             154,339
                                                                        2002         1.016           1.059             155,124
                                                                        2001         0.991           1.016              78,635
                                                                        2000         1.000           0.991               1,000

    Strategic Equity Portfolio (11/99)                                  2005         0.729           0.732           2,212,319
                                                                        2004         0.672           0.729           2,465,759
                                                                        2003         0.515           0.672           2,649,642
                                                                        2002         0.788           0.515           1,708,869
                                                                        2001         0.925           0.788             936,287
                                                                        2000         1.000           0.925              40,615

    Style Focus Series: Small Cap Growth Portfolio (5/05)               2005         1.000           1.136                   -

    Style Focus Series: Small Cap Value Portfolio (5/05)                2005         0.987           1.108                   -

    Travelers Quality Bond Portfolio (5/00)                             2005         1.231           1.231           1,394,342
                                                                        2004         1.211           1.231           1,390,622
                                                                        2003         1.150           1.211           1,847,235
                                                                        2002         1.105           1.150           1,423,939
                                                                        2001         1.048           1.105             587,507
                                                                        2000         1.000           1.048                   -

    U.S. Government Securities Portfolio (5/04)                         2005         1.051           1.079              53,799
                                                                        2004         1.000           1.051              22,342

Travelers Series Fund Inc.
    SB Adjustable Rate Income Portfolio - Class I Shares (9/03)         2005         0.994           1.002              25,362
                                                                        2004         0.999           0.994              10,964
                                                                        2003         1.000           0.999                   -

    Social Awareness Stock Portfolio (5/04)                             2005         1.082           1.111                   -
                                                                        2004         1.000           1.082                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                                UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                   YEAR         YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------------      ----    -------------    -------------    ---------------
Van Kampen Life Investment Trust
    Comstock Portfolio - Class II Shares (5/01)                         2005         1.076           1.102             563,556
                                                                        2004         0.931           1.076             355,494
                                                                        2003         0.723           0.931             245,454
                                                                        2002         0.912           0.723             286,548
                                                                        2001         1.000           0.912              90,258

    Enterprise Portfolio - Class II Shares (5/01)                       2005         0.794           0.843              22,874
                                                                        2004         0.777           0.794              27,106
                                                                        2003         0.628           0.777              24,160
                                                                        2002         0.907           0.628              10,727
                                                                        2001         1.000           0.907               2,000

Variable Insurance Products Fund
    Contrafund<< Portfolio - Service Class 2 (5/00)                     2005         1.009           1.159           1,247,550
                                                                        2004         0.891           1.009           1,156,619
                                                                        2003         0.706           0.891           1,139,118
                                                                        2002         0.793           0.706           1,012,947
                                                                        2001         0.921           0.793             674,383
                                                                        2000         1.000           0.921                   -

    Dynamic Capital Appreciation Portfolio - Service Class 2 (5/01)     2005         0.939           1.115             169,540
                                                                        2004         0.942           0.939             170,870
                                                                        2003         0.766           0.942             178,424
                                                                        2002         0.842           0.766              54,034
                                                                        2001         1.000           0.842              39,739

    Mid Cap Portfolio - Service Class 2 (5/01)                          2005         1.518           1.763           1,027,587
                                                                        2004         1.237           1.518             843,122
                                                                        2003         0.909           1.237             789,371
                                                                        2002         1.027           0.909             494,141
                                                                        2001         1.000           1.027             186,709


                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.65%

                                                                                UNIT VALUE AT                     NUMBER OF UNITS
                                                                                BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                  PORTFOLIO NAME                        YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------------      ----    -------------    -------------    ---------------
    Capital Appreciation Fund (5/00)                                    2005        1.348            1.567              12,756
                                                                        2004        1.147            1.348                   -
                                                                        2003        1.000            1.147                   -

    High Yield Bond Trust (5/04)                                        2005        1.068            1.064                   -
                                                                        2004        1.000            1.068                   -

    Managed Assets Trust (5/04)                                         2005        1.076            1.099                   -
                                                                        2004        1.000            1.076                   -

    Money Market Portfolio (2/98)                                       2005        0.990            1.002                   -
                                                                        2004        0.996            0.990                   -
                                                                        2003        1.000            0.996                   -

AIM Variable Insurance Funds
    AIM V.I. Premier Equity Fund - Series I (5/01)                      2005        1.159            1.204                   -
                                                                        2004        1.114            1.159                   -
                                                                        2003        1.000            1.114                   -

AllianceBernstein Variable Product Series Fund, Inc.
    AllianceBernstein Large-Cap Growth Portfolio - Class B (11/99)      2005        1.167            1.318             126,621
                                                                        2004        1.095            1.167             127,017
                                                                        2003        1.000            1.095                   -

American Funds Insurance Series
    Global Growth Fund - Class 2 Shares (11/99)                         2005        1.328            1.490             414,331
                                                                        2004        1.189            1.328             209,668
                                                                        2003        1.000            1.189              11,198

    Growth Fund - Class 2 Shares (12/99)                                2005        1.274            1.456           1,448,021
                                                                        2004        1.151            1.274             594,397
                                                                        2003        1.000            1.151                   -

    Growth-Income Fund - Class 2 Shares (3/00)                          2005        1.247            1.298           1,466,940
                                                                        2004        1.149            1.247             707,032
                                                                        2003        1.000            1.149              24,831

                         CONDENSED FINANCIAL INFORMATION

                                                                                UNIT VALUE AT                     NUMBER OF UNITS
                                                                                BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                   YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------------      ----    -------------    -------------    ---------------
Credit Suisse Trust
    Credit Suisse Trust Emerging Markets Portfolio (5/00)               2005        1.506            1.895                   -
                                                                        2004        1.225            1.506                   -
                                                                        2003        1.000            1.225                   -

Delaware VIP Trust
    Delaware VIP REIT Series - Standard Class (5/00)                    2005        1.480            1.560              50,289
                                                                        2004        1.145            1.480                   -
                                                                        2003        1.000            1.145                   -

Dreyfus Variable Investment Fund
    Dreyfus VIF - Appreciation Portfolio - Initial Shares (5/00)        2005        1.151            1.182                   -
                                                                        2004        1.114            1.151                   -
                                                                        2003        1.000            1.114                   -

    Dreyfus VIF - Developing Leaders Portfolio - Initial
    Shares (5/00)                                                       2005        1.260            1.311                   -
                                                                        2004        1.150            1.260                   -
                                                                        2003        1.000            1.150                   -

FAM Variable Series Funds, Inc.
    Mercury Global Allocation V.I. Fund - Class III (11/03)             2005        1.207            1.308                   -
                                                                        2004        1.074            1.207                   -
                                                                        2003        1.000            1.074                   -

    Mercury Value Opportunities V.I. Fund - Class III (11/03)           2005        1.205            1.305             116,365
                                                                        2004        1.067            1.205                   -
                                                                        2003        1.000            1.067                   -

Franklin Templeton Variable Insurance Products Trust
    Mutual Shares Securities Fund - Class 2 Shares (5/02)               2005        1.240            1.348             255,651
                                                                        2004        1.119            1.240              93,925
                                                                        2003        1.000            1.119               2,394

                         CONDENSED FINANCIAL INFORMATION

                                                                                UNIT VALUE AT                     NUMBER OF UNITS
                                                                                 BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                   YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------------      ----    -------------    -------------    ---------------
    Templeton Developing Markets Securities Fund - Class 2
    Shares (5/03)                                                       2005        1.552            1.945            212,727
                                                                        2004        1.265            1.552            109,299
                                                                        2003        1.000            1.265              7,153

    Templeton Foreign Securities Fund - Class 2 Shares (4/00)           2005        1.373            1.488            687,128
                                                                        2004        1.177            1.373            208,807
                                                                        2003        1.000            1.177                  -

    Templeton Growth Securities Fund - Class 2 Shares (5/02)            2005        1.327            1.421            169,003
                                                                        2004        1.163            1.327             14,468
                                                                        2003        1.000            1.163                  -

Greenwich Street Series Fund

    Equity Index Portfolio - Class II Shares (2/01)                     2005        1.227            1.258            263,534
                                                                        2004        1.132            1.227            165,512
                                                                        2003        1.000            1.132              2,383

    Salomon Brothers Variable Aggressive Growth Fund - Class I
    Shares (5/02)                                                       2005        1.231            1.330                  -
                                                                        2004        1.147            1.231                  -
                                                                        2003        1.000            1.147                  -

    Salomon Brothers Variable Growth & Income Fund - Class I
    Shares (5/02)                                                       2005        1.201            1.225                  -
                                                                        2004        1.127            1.201                  -
                                                                        2003        1.000            1.127                  -

Janus Aspen Series

    Balanced Portfolio - Service Shares (5/00)                          2005        1.149            1.217                  -
                                                                        2004        1.078            1.149                  -
                                                                        2003        1.000            1.078                  -

    Global Life Sciences Portfolio - Service Shares (5/00)              2005        1.257            1.389                  -
                                                                        2004        1.119            1.257                  -
                                                                        2003        1.000            1.119                  -

    Global Technology Portfolio - Service Shares (5/00)                 2005        1.188            1.304                  -
                                                                        2004        1.201            1.188                  -
                                                                        2003        1.000            1.201                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                                UNIT VALUE AT                     NUMBER OF UNITS
                                                                                BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                   YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------------      ----    -------------    -------------    ---------------
    Worldwide Growth Portfolio - Service Shares (5/00)                  2005        1.176            1.221                   -
                                                                        2004        1.143            1.176                   -
                                                                        2003        1.000            1.143                   -

Lazard Retirement Series, Inc.
    Lazard Retirement Small Cap Portfolio (5/03)                        2005        1.328            1.358             137,803
                                                                        2004        1.175            1.328              42,276
                                                                        2003        1.000            1.175                   -

Lord Abbett Series Fund, Inc.
    Growth and Income Portfolio (5/03)                                  2005        1.266            1.286             152,335
                                                                        2004        1.142            1.266              75,347
                                                                        2003        1.000            1.142                   -

    Mid-Cap Value Portfolio (5/03)                                      2005        1.413            1.504             477,152
                                                                        2004        1.158            1.413             220,095
                                                                        2003        1.000            1.158               5,067

Oppenheimer Variable Account Funds
    Oppenheimer Main Street Fund/VA - Service Shares (5/04)             2005        1.072            1.115                   -
                                                                        2004        1.000            1.072                   -

PIMCO Variable Insurance Trust
    Real Return Portfolio - Administrative Class (5/03)                 2005        1.122            1.127             460,270
                                                                        2004        1.048            1.122             152,537
                                                                        2003        1.000            1.048               7,307

    Total Return Portfolio - Administrative Class (5/01)                2005        1.059            1.067           1,570,341
                                                                        2004        1.026            1.059             184,224
                                                                        2003        1.000            1.026                   -

Putnam Variable Trust
    Putnam VT Discovery Growth Fund - Class IB Shares (5/01)            2005        1.193            1.259                   -
                                                                        2004        1.128            1.193                   -
                                                                        2003        1.000            1.128                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                                UNIT VALUE AT                     NUMBER OF UNITS
                                                                                BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                                   YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------------      ----    -------------    -------------    ---------------
    Putnam VT International Equity Fund - Class IB Shares (5/01)        2005        1.351            1.491                  -
                                                                        2004        1.182            1.351                  -
                                                                        2003        1.000            1.182                  -

    Putnam VT Small Cap Value Fund - Class IB Shares (5/01)             2005        1.537            1.619            144,056
                                                                        2004        1.238            1.537             31,452
                                                                        2003        1.000            1.238                  -

Salomon Brothers Variable Series Funds Inc.
    All Cap Fund - Class I (4/01)                                       2005        1.248            1.278             72,040
                                                                        2004        1.172            1.248             72,054
                                                                        2003        1.000            1.172                  -

    Investors Fund - Class I (5/01)                                     2005        1.247            1.307             19,843
                                                                        2004        1.149            1.247             19,843
                                                                        2003        1.000            1.149                  -

    Large Cap Growth Fund - Class I (5/02)                              2005        1.151            1.191                  -
                                                                        2004        1.164            1.151                  -
                                                                        2003        1.000            1.164                  -

    Small Cap Growth Fund - Class I (3/01)                              2005        1.402            1.447             55,569
                                                                        2004        1.239            1.402             31,281
                                                                        2003        1.000            1.239                  -

The Travelers Series Trust
    AIM Capital Appreciation Portfolio (5/01)                           2005        1.193            1.276             45,298
                                                                        2004        1.138            1.193                  -
                                                                        2003        1.000            1.138                  -

    Convertible Securities Portfolio (5/00)                             2005        1.155            1.141                  -
                                                                        2004        1.105            1.155                  -
                                                                        2003        1.000            1.105                  -

    Disciplined Mid Cap Stock Portfolio (5/00)                          2005        1.345            1.487                  -
                                                                        2004        1.174            1.345                  -
                                                                        2003        1.000            1.174                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                                UNIT VALUE AT                     NUMBER OF UNITS
                                                                                BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                                  PORTFOLIO NAME                        YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------------      ----    -------------    -------------    ---------------
    Equity Income Portfolio (4/00)                                      2005        1.226            1.260              90,175
                                                                        2004        1.134            1.226              60,231
                                                                        2003        1.000            1.134                   -

    Federated High Yield Portfolio (5/00)                               2005        1.186            1.197                   -
                                                                        2004        1.093            1.186                   -
                                                                        2003        1.000            1.093                   -

    Federated Stock Portfolio (5/00)                                    2005        1.248            1.293                   -
                                                                        2004        1.148            1.248                   -
                                                                        2003        1.000            1.148                   -

    Large Cap Portfolio (11/99)                                         2005        1.179            1.260              39,091
                                                                        2004        1.125            1.179               9,902
                                                                        2003        1.000            1.125                   -

    Managed Allocation Series: Aggressive Portfolio (6/05)              2005        1.000            1.077                   -

    Managed Allocation Series: Conservative Portfolio (8/05)            2005        1.022            1.030                   -

    Managed Allocation Series: Moderate Portfolio (6/05)                2005        1.002            1.046             228,625

    Managed Allocation Series: Moderate-Aggressive
    Portfolio (5/05)                                                    2005        1.000            1.064                   -

    Managed Allocation Series: Moderate-Conservative
    Portfolio (5/05)                                                    2005        1.000            1.037               3,439

    Mercury Large Cap Core Portfolio (8/00)                             2005        1.244            1.371             103,469
                                                                        2004        1.091            1.244                   -
                                                                        2003        1.000            1.091                   -

    MFS Emerging Growth Portfolio (4/00)                                2005        1.228            1.191                   -
                                                                        2004        1.107            1.228              19,369
                                                                        2003        1.000            1.107                   -

    MFS Mid Cap Growth Portfolio (5/00)                                 2005        1.272            1.290              72,204
                                                                        2004        1.134            1.272                   -
                                                                        2003        1.000            1.134                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR           END OF YEAR
-------------------------------------------------------        ----    -------------   -------------       ----------------
MFS Total Return Portfolio (6/00)                              2005        1.185           1.200                 933,290
                                                               2004        1.080           1.185                 545,728
                                                               2003        1.000           1.080                       -

MFS Value Portfolio (5/04)                                     2005        1.120           1.173                  96,637
                                                               2004        1.000           1.120                       -

Mondrian International Stock Portfolio (5/00)                  2005        1.321           1.423                 153,843
                                                               2004        1.160           1.321                 109,099
                                                               2003        1.000           1.160                   1,167

Pioneer Fund Portfolio (5/03)                                  2005        1.234           1.286                  30,287
                                                               2004        1.129           1.234                  24,600
                                                               2003        1.000           1.129                       -

Pioneer Mid Cap Value Portfolio (6/05)                         2005        1.020           1.062                       -

Pioneer Strategic Income Portfolio (5/00)                      2005        1.179           1.203                 374,138
                                                               2004        1.081           1.179                 117,524
                                                               2003        1.000           1.081                       -

Strategic Equity Portfolio (11/99)                             2005        1.213           1.217                       -
                                                               2004        1.118           1.213                       -
                                                               2003        1.000           1.118                       -

Style Focus Series: Small Cap Growth Portfolio (5/05)          2005        1.000           1.135                       -

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        0.987           1.108                       -

Travelers Quality Bond Portfolio (5/00)                        2005        1.042           1.042                       -
                                                               2004        1.026           1.042                       -
                                                               2003        1.000           1.026                       -

U.S. Government Securities Portfolio (5/04)                    2005        1.051           1.078                       -
                                                               2004        1.000           1.051                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR           END OF YEAR
-------------------------------------------------------        ----    -------------   -------------       ----------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.994           1.001                 175,675
                                                               2004        0.999           0.994                 116,252
                                                               2003        1.000           0.999                       -

   Social Awareness Stock Portfolio (5/04)                     2005        1.081           1.110                       -
                                                               2004        1.000           1.081                       -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                 2005        1.314           1.346                       -
                                                               2004        1.138           1.314                       -
                                                               2003        1.000           1.138                       -

   Enterprise Portfolio - Class II Shares (5/01)               2005        1.158           1.229                       -
                                                               2004        1.135           1.158                       -
                                                               2003        1.000           1.135                       -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (5/00)             2005        1.294           1.485                       -
                                                               2004        1.143           1.294                       -
                                                               2003        1.000           1.143                       -

   Dynamic Capital Appreciation Portfolio - Service
     Class 2 (5/01)                                            2005        1.103           1.309                       -
                                                               2004        1.107           1.103                       -
                                                               2003        1.000           1.107                       -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.471           1.708                 573,698
                                                               2004        1.200           1.471                 335,336
                                                               2003        1.000           1.200                       -

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                       SEPARATE ACCOUNT CHARGES 1.80% (A)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR        YEAR         END OF YEAR           END OF YEAR
----------------------------------------------------------     ----    -------------   -------------       ----------------
   Capital Appreciation Fund (5/00)                            2005        1.395           1.619                  12,733
                                                               2004        1.188           1.395                  12,740
                                                               2003        0.968           1.188                  12,749
                                                               2002        1.000           0.968                       -

   High Yield Bond Trust (5/04)                                2005        1.067           1.062                       -
                                                               2004        1.000           1.067                       -

   Managed Assets Trust (5/04)                                 2005        1.075           1.097                       -
                                                               2004        1.000           1.075                       -

   Money Market Portfolio (2/98)                               2005        0.982           0.992                       -
                                                               2004        0.989           0.982                       -
                                                               2003        1.000           0.989                       -
                                                               2002        1.000           1.000                       -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        1.229           1.276                       -
                                                               2004        1.183           1.229                       -
                                                               2003        0.963           1.183                       -
                                                               2002        1.000           0.963                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.222           1.378                  25,869
                                                               2004        1.148           1.222                  25,662
                                                               2003        0.948           1.148                  25,474
                                                               2002        1.000           0.948                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.458           1.634                   7,987
                                                               2004        1.308           1.458                   3,312
                                                               2003        0.984           1.308                   1,726
                                                               2002        1.000           0.984                       -

   Growth Fund - Class 2 Shares (12/99)                        2005        1.426           1.628                  32,415
                                                               2004        1.291           1.426                  29,481

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR        YEAR         END OF YEAR           END OF YEAR
---------------------------------------------------------      ----    -------------   -------------       ----------------
   Growth Fund - Class 2 Shares  (continued)                   2003        0.961           1.291                  13,149
                                                               2002        1.000           0.961                       -

   Growth-Income Fund - Class 2 Shares (3/00)                  2005        1.370           1.424                  42,289
                                                               2004        1.263           1.370                  30,962
                                                               2003        0.971           1.263                  13,722
                                                               2002        1.000           0.971                       -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)       2005        1.691           2.125                       -
                                                               2004        1.378           1.691                       -
                                                               2003        0.982           1.378                       -
                                                               2002        1.000           0.982                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)            2005        1.708           1.798                   4,400
                                                               2004        1.323           1.708                   4,404
                                                               2003        1.005           1.323                   2,295
                                                               2002        1.000           1.005                       -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (5/00)                                                      2005        1.192           1.222                       -
                                                               2004        1.156           1.192                       -
                                                               2003        0.971           1.156                       -
                                                               2002        1.000           0.971                       -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (5/00)                                               2005        1.381           1.435                   9,415
                                                               2004        1.263           1.381                   9,226
                                                               2003        0.976           1.263                   9,051
                                                               2002        1.000           0.976                       -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.205           1.304                       -
                                                               2004        1.074           1.205                       -
                                                               2003        1.000           1.074                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR           END OF YEAR
-------------------------------------------------------------  ----    -------------   -------------       ----------------
   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.203           1.301                       -
                                                               2004        1.067           1.203                       -
                                                               2003        1.000           1.067                       -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.352           1.468                   5,796
                                                               2004        1.222           1.352                   5,087
                                                               2003        0.994           1.222                   8,845
                                                               2002        1.000           0.994                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.769           2.214                       -
                                                               2004        1.444           1.769                       -
                                                               2003        1.000           1.444                       -

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2005        1.495           1.618                   5,580
                                                               2004        1.284           1.495                   5,586
                                                               2003        0.989           1.284                   2,149
                                                               2002        1.000           0.989                       -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.444           1.544                       -
                                                               2004        1.267           1.444                       -
                                                               2003        0.977           1.267                       -
                                                               2002        1.000           0.977                       -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (2/01)             2005        1.314           1.345                       1
                                                               2004        1.213           1.314                  44,329
                                                               2003        0.967           1.213                   1,426
                                                               2002        1.000           0.967                       -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (5/02)                                             2005        1.400           1.511                  64,906
                                                               2004        1.306           1.400                  64,585
                                                               2003        0.949           1.306                  64,282
                                                               2002        1.000           0.949                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------       ----------------
   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                               2005        1.316           1.340                       -
                                                               2004        1.237           1.316                       -
                                                               2003        0.967           1.237                       -
                                                               2002        1.000           0.967                       -

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2005        1.181           1.249                       -
                                                               2004        1.111           1.181                       -
                                                               2003        0.994           1.111                       -
                                                               2002        1.000           0.994                       -

   Global Life Sciences Portfolio - Service Shares (5/00)      2005        1.374           1.516                       -
                                                               2004        1.225           1.374                       -
                                                               2003        0.988           1.225                       -
                                                               2002        1.000           0.988                       -

   Global Technology Portfolio - Service Shares (5/00)         2005        1.342           1.470                       -
                                                               2004        1.359           1.342                       -
                                                               2003        0.944           1.359                       -
                                                               2002        1.000           0.944                       -

   Worldwide Growth Portfolio - Service Shares (5/00)          2005        1.222           1.267                       -
                                                               2004        1.190           1.222                       -
                                                               2003        0.980           1.190                       -
                                                               2002        1.000           0.980                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.503           1.536                       -
                                                               2004        1.332           1.503                       -
                                                               2003        1.000           1.332                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.373           1.393                  19,841
                                                               2004        1.241           1.373                  10,594
                                                               2003        1.000           1.241                   4,252

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------       ----------------
   Mid-Cap Value Portfolio (5/03)                              2005        1.531           1.627                   1,848
                                                               2004        1.256           1.531                       -
                                                               2003        1.000           1.256                       -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2005        1.071           1.112                       -
                                                               2004        1.000           1.071                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.118           1.121                  41,549
                                                               2004        1.045           1.118                  49,209
                                                               2003        1.000           1.045                  21,273

   Total Return Portfolio - Administrative Class (5/01)        2005        1.075           1.082                 318,259
                                                               2004        1.044           1.075                 318,280
                                                               2003        1.012           1.044                 305,197
                                                               2002        1.000           1.012                       -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        1.313           1.383                       -
                                                               2004        1.242           1.313                       -
                                                               2003        0.958           1.242                       -
                                                               2002        1.000           0.958                       -

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.433           1.579                  26,008
                                                               2004        1.255           1.433                  26,008
                                                               2003        0.994           1.255                  26,008
                                                               2002        1.000           0.994                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.780           1.871                   8,767
                                                               2004        1.436           1.780                   8,773
                                                               2003        0.977           1.436                   8,062
                                                               2002        1.000           0.977                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2005        1.395           1.425                  49,576
                                                               2004        1.311           1.395                  49,426

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR        YEAR         END OF YEAR           END OF YEAR
-------------------------------------------------------        ----    -------------   -------------       ----------------
   All Cap Fund - Class I  (continued)                         2003        0.960           1.311                  47,950
                                                               2002        1.000           0.960                       -

   Investors Fund - Class I (5/01)                             2005        1.351           1.413                  34,345
                                                               2004        1.246           1.351                  34,350
                                                               2003        0.959           1.246                  11,586
                                                               2002        1.000           0.959                       -

   Large Cap Growth Fund - Class I (5/02)                      2005        1.346           1.392                       -
                                                               2004        1.364           1.346                       -
                                                               2003        0.961           1.364                       -
                                                               2002        1.000           0.961                       -

   Small Cap Growth Fund - Class I (3/01)                      2005        1.604           1.652                   3,047
                                                               2004        1.418           1.604                   3,050
                                                               2003        0.970           1.418                   1,719
                                                               2002        1.000           0.970                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.285           1.372                  12,258
                                                               2004        1.228           1.285                  12,264
                                                               2003        0.967           1.228                   3,127
                                                               2002        1.000           0.967                       -

   Convertible Securities Portfolio (5/00)                     2005        1.289           1.271                   3,169
                                                               2004        1.235           1.289                   3,172
                                                               2003        0.996           1.235                   1,623
                                                               2002        1.000           0.996                       -

   Disciplined Mid Cap Stock Portfolio (5/00)                  2005        1.468           1.621                       -
                                                               2004        1.284           1.468                       -
                                                               2003        0.977           1.284                       -
                                                               2002        1.000           0.977                       -

   Equity Income Portfolio (4/00)                              2005        1.333           1.367                  61,545
                                                               2004        1.235           1.333                  61,375
                                                               2003        0.958           1.235                  35,288
                                                               2002        1.000           0.958                       -

   Federated High Yield Portfolio (5/00)                       2005        1.308           1.317                       -
                                                               2004        1.206           1.308                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------       ----------------
   Federated High Yield Portfolio  (continued)                 2003        1.003           1.206                       -
                                                               2002        1.000           1.003                       -

   Federated Stock Portfolio (5/00)                            2005        1.331           1.376                   6,511
                                                               2004        1.225           1.331                   6,517
                                                               2003        0.978           1.225                   3,385
                                                               2002        1.000           0.978                       -

   Large Cap Portfolio (11/99)                                 2005        1.238           1.322                       -
                                                               2004        1.184           1.238                       -
                                                               2003        0.967           1.184                       -
                                                               2002        1.000           0.967                       -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.000           1.076                       -

   Managed Allocation Series: Conservative Portfolio (8/05)    2005        1.021           1.029                       -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.002           1.045                       -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000           1.063                       -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (5/05)                                            2005        1.000           1.036                       -

   Mercury Large Cap Core Portfolio (8/00)                     2005        1.318           1.451                  14,317
                                                               2004        1.158           1.318                  14,325
                                                               2003        0.973           1.158                   4,165
                                                               2002        1.000           0.973                       -

   MFS Emerging Growth Portfolio (4/00)                        2005        1.364           1.323                       -
                                                               2004        1.232           1.364                       -
                                                               2003        0.971           1.232                       -
                                                               2002        1.000           0.971                       -

   MFS Mid Cap Growth Portfolio (5/00)                         2005        1.469           1.487                  37,313
                                                               2004        1.311           1.469                  37,155
                                                               2003        0.974           1.311                  37,013
                                                               2002        1.000           0.974                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR        YEAR         END OF YEAR           END OF YEAR
-------------------------------------------------------        ----    -------------   -------------       ----------------
MFS Total Return Portfolio (6/00)                              2005        1.235           1.249                 387,682
                                                               2004        1.128           1.235                 387,714
                                                               2003        0.986           1.128                 354,044
                                                               2002        1.000           0.986                       -

MFS Value Portfolio (5/04)                                     2005        1.119           1.170                       -
                                                               2004        1.000           1.119                       -

Mondrian International Stock Portfolio (5/00)                  2005        1.438           1.547                       -
                                                               2004        1.265           1.438                       -
                                                               2003        1.001           1.265                       -
                                                               2002        1.000           1.001                       -

Pioneer Fund Portfolio (5/03)                                  2005        1.325           1.379                       -
                                                               2004        1.214           1.325                       -
                                                               2003        1.000           1.214                       -

Pioneer Mid Cap Value Portfolio (6/05)                         2005        1.020           1.061                       -

Pioneer Strategic Income Portfolio (5/00)                      2005        1.290           1.314                       -
                                                               2004        1.184           1.290                       -
                                                               2003        1.008           1.184                       -
                                                               2002        1.000           1.008                       -

Strategic Equity Portfolio (11/99)                             2005        1.366           1.369                  32,680
                                                               2004        1.262           1.366                  32,514
                                                               2003        0.970           1.262                  32,350
                                                               2002        1.000           0.970                       -

Style Focus Series: Small Cap Growth Portfolio (5/05)          2005        1.000           1.134                       -

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        0.987           1.107                       -

Travelers Quality Bond Portfolio (5/00)                        2005        1.081           1.079                       -
                                                               2004        1.066           1.081                       -
                                                               2003        1.014           1.066                       -
                                                               2002        1.000           1.014                       -

U.S. Government Securities Portfolio (5/04)                    2005        1.050           1.076                       -
                                                               2004        1.000           1.050                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR           END OF YEAR
---------------------------------------------------------      ----    -------------   -------------       ----------------
Travelers Series Fund Inc.

   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.992           0.997                       -
                                                               2004        0.998           0.992                       -
                                                               2003        1.000           0.998                       -

   Social Awareness Stock Portfolio (5/04)                     2005        1.080           1.108                       -
                                                               2004        1.000           1.080                       -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                 2005        1.444           1.476                       -
                                                               2004        1.252           1.444                       -
                                                               2003        0.975           1.252                       -
                                                               2002        1.000           0.975                       -

   Enterprise Portfolio - Class II Shares (5/01)               2005        1.216           1.288                       -
                                                               2004        1.193           1.216                       -
                                                               2003        0.966           1.193                       -
                                                               2002        1.000           0.966                       -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (5/00)             2005        1.411           1.617                   3,511
                                                               2004        1.248           1.411                   3,519
                                                               2003        0.991           1.248                   3,527
                                                               2002        1.000           0.991                       -

   Dynamic Capital Appreciation Portfolio - Service
     Class 2 (5/01)                                            2005        1.164           1.379                       -
                                                               2004        1.170           1.164                       -
                                                               2003        0.954           1.170                       -
                                                               2002        1.000           0.954                       -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.640           1.901                  16,845
                                                               2004        1.339           1.640                  16,856
                                                               2003        0.986           1.339                   6,015
                                                               2002        1.000           0.986                       -

                         CONDENSED FINANCIAL INFORMATION

                       SEPARATE ACCOUNT CHARGES 1.80% (B)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------       ----------------
   Capital Appreciation Fund (5/00)                            2005        0.571           0.662                       -
                                                               2004        0.486           0.571                       -
                                                               2003        0.396           0.486                       -
                                                               2002        0.538           0.396                       -
                                                               2001        1.000           0.538                       -

   High Yield Bond Trust (5/04)                                2005        1.067           1.062                       -
                                                               2004        1.000           1.067                       -

   Managed Assets Trust (5/04)                                 2005        1.075           1.097                       -
                                                               2004        1.000           1.075                       -

   Money Market Portfolio (2/98)                               2005        1.121           1.133                       -
                                                               2004        1.130           1.121                       -
                                                               2003        1.141           1.130                       -
                                                               2002        1.146           1.141                       -
                                                               2001        1.000           1.146                       -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        0.772           0.801                       -
                                                               2004        0.743           0.772                       -
                                                               2003        0.605           0.743                       -
                                                               2002        0.883           0.605                       -
                                                               2001        1.000           0.883                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        0.656           0.740                       -
                                                               2004        0.616           0.656                       -
                                                               2003        0.509           0.616                       -
                                                               2002        0.749           0.509                       -
                                                               2001        1.000           0.749                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.087           1.218               1,320,739
                                                               2004        0.975           1.087                  37,597
                                                               2003        0.734           0.975                       -
                                                               2002        0.875           0.734                       -
                                                               2001        0.993           0.875                       -

   Growth Fund - Class 2 Shares (12/99)                        2005        1.078           1.230               1,336,163
                                                               2004        0.975           1.078                  44,993

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR           END OF YEAR
-------------------------------------------------------        ----    -------------   -------------       ----------------
   Growth Fund - Class 2 Shares  (continued)                   2003        0.726           0.975                       -
                                                               2002        0.978           0.726                       -
                                                               2001        1.088           0.978                       -

   Growth-Income Fund - Class 2 Shares (3/00)                  2005        1.248           1.297               1,337,544
                                                               2004        1.151           1.248                  79,855
                                                               2003        0.885           1.151                   9,264
                                                               2002        1.104           0.885                   9,270
                                                               2001        1.121           1.104                   8,328

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)       2005        0.992           1.247                       -
                                                               2004        0.809           0.992                       -
                                                               2003        0.576           0.809                       -
                                                               2002        0.663           0.576                       -
                                                               2001        1.000           0.663                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)            2005        2.183           2.298                  32,726
                                                               2004        1.692           2.183                       -
                                                               2003        1.285           1.692                       -
                                                               2002        1.252           1.285                       -
                                                               2001        1.000           1.252                       -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (5/00)                                                      2005        0.873           0.895                       -
                                                               2004        0.846           0.873                       -
                                                               2003        0.711           0.846                       -
                                                               2002        0.869           0.711                       -
                                                               2001        1.000           0.869                       -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (5/00)                                               2005        1.068           1.110                       -
                                                               2004        0.977           1.068                       -
                                                               2003        0.755           0.977                       -
                                                               2002        0.950           0.755                       -
                                                               2001        1.000           0.950                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                   PORTFOLIO NAME                              YEAR        YEAR         END OF YEAR           END OF YEAR
-------------------------------------------------------        ----    -------------   -------------       ----------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.205           1.304                       -
                                                               2004        1.074           1.205                       -
                                                               2003        1.000           1.074                       -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.203           1.301                       -
                                                               2004        1.067           1.203                       -
                                                               2003        1.000           1.067                       -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.146           1.244                  56,759
                                                               2004        1.036           1.146                       -
                                                               2003        0.842           1.036                       -
                                                               2002        1.000           0.842                   2,000

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.769           2.214                  71,397
                                                               2004        1.444           1.769                       -
                                                               2003        1.000           1.444                       -

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2005        1.063           1.151                 202,256
                                                               2004        0.913           1.063                       -
                                                               2003        0.703           0.913                       -
                                                               2002        0.879           0.703                       -
                                                               2001        1.028           0.879                       -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.168           1.249                   3,603
                                                               2004        1.025           1.168                       -
                                                               2003        0.790           1.025                       -
                                                               2002        1.000           0.790                   2,000

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (2/01)             2005        0.846           0.866                       -
                                                               2004        0.781           0.846                       -
                                                               2003        0.623           0.781                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------       ----------------
   Equity Index Portfolio - Class II Shares  (continued)       2002        0.817           0.623                       -
                                                               2001        1.000           0.817                       -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (5/02)                                             2005        1.114           1.203                       -
                                                               2004        1.040           1.114                       -
                                                               2003        0.756           1.040                       -
                                                               2002        1.000           0.756                   3,000

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                               2005        1.086           1.105                       -
                                                               2004        1.020           1.086                       -
                                                               2003        0.798           1.020                       -
                                                               2002        1.000           0.798                   1,000

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2005        0.988           1.044                       -
                                                               2004        0.929           0.988                       -
                                                               2003        0.831           0.929                       -
                                                               2002        0.907           0.831                       -
                                                               2001        1.000           0.907                       -

   Global Life Sciences Portfolio - Service Shares (5/00)      2005        0.892           0.984                       -
                                                               2004        0.795           0.892                       -
                                                               2003        0.641           0.795                       -
                                                               2002        0.927           0.641                       -
                                                               2001        1.000           0.927                       -

   Global Technology Portfolio - Service Shares (5/00)         2005        0.340           0.373                       -
                                                               2004        0.345           0.340                       -
                                                               2003        0.240           0.345                       -
                                                               2002        0.413           0.240                       -
                                                               2001        1.000           0.413                       -

   Worldwide Growth Portfolio - Service Shares (5/00)          2005        0.551           0.572                       -
                                                               2004        0.537           0.551                       -
                                                               2003        0.442           0.537                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Worldwide Growth Portfolio - Service Shares  (continued)    2002        0.606           0.442                       -
                                                               2001        1.000           0.606                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.503           1.536                   1,236
                                                               2004        1.332           1.503                       -
                                                               2003        1.000           1.332                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.373           1.393                  16,654
                                                               2004        1.241           1.373                       -
                                                               2003        1.000           1.241                       -

   Mid-Cap Value Portfolio (5/03)                              2005        1.531           1.627                  51,553
                                                               2004        1.256           1.531                       -
                                                               2003        1.000           1.256                       -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2005        1.071           1.112                       -
                                                               2004        1.000           1.071                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.118           1.121                  77,348
                                                               2004        1.045           1.118                       -
                                                               2003        1.000           1.045                       -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.195           1.203                  50,305
                                                               2004        1.160           1.195                       -
                                                               2003        1.125           1.160                       -
                                                               2002        1.050           1.125                       -
                                                               2001        1.000           1.050                       -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        0.761           0.802                       -
                                                               2004        0.721           0.761                       -
                                                               2003        0.556           0.721                       -
                                                               2002        0.804           0.556                       -
                                                               2001        1.000           0.804                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR         YEAR        END OF YEAR       END OF YEAR
----------------------------------------------------------     ----    -------------   -------------    ---------------
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        0.996           1.098                  -
                                                               2004        0.873           0.996                  -
                                                               2003        0.691           0.873                  -
                                                               2002        0.855           0.691                  -
                                                               2001        1.000           0.855                  -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.588           1.669              7,967
                                                               2004        1.281           1.588              7,671
                                                               2003        0.871           1.281              7,676
                                                               2002        1.086           0.871              7,682
                                                               2001        1.000           1.086                  -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2005        1.286           1.314              9,081
                                                               2004        1.209           1.286              9,087
                                                               2003        0.885           1.209              9,092
                                                               2002        1.203           0.885              9,099
                                                               2001        1.000           1.203              7,692

   Investors Fund - Class I (5/01)                             2005        1.153           1.206              9,994
                                                               2004        1.064           1.153             10,000
                                                               2003        0.818           1.064             10,006
                                                               2002        1.083           0.818             10,013
                                                               2001        1.000           1.083              8,469

   Large Cap Growth Fund - Class I (5/02)                      2005        1.118           1.156                  -
                                                               2004        1.133           1.118                  -
                                                               2003        0.798           1.133                  -
                                                               2002        1.000           0.798              1,000

   Small Cap Growth Fund - Class I (3/01)                      2005        1.347           1.388                  -
                                                               2004        1.191           1.347                  -
                                                               2003        0.815           1.191                  -
                                                               2002        1.270           0.815                  -
                                                               2001        1.000           1.270                  -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        0.856           0.914             12,688
                                                               2004        0.818           0.856                  -
                                                               2003        0.644           0.818                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                    NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                   PORTFOLIO NAME                           YEAR         YEAR        END OF YEAR       END OF YEAR
-------------------------------------------------------     ----    -------------   -------------    ---------------
AIM Capital Appreciation Portfolio (continued)              2002        0.862           0.644                 -
                                                            2001        1.000           0.862                 -

Convertible Securities Portfolio (5/00)                     2005        1.183           1.166                 -
                                                            2004        1.133           1.183                 -
                                                            2003        0.914           1.133                 -
                                                            2002        1.000           0.914                 -
                                                            2001        1.000           1.000                 -

Disciplined Mid Cap Stock Portfolio (5/00)                  2005        1.247           1.377                 -
                                                            2004        1.090           1.247                 -
                                                            2003        0.830           1.090                 -
                                                            2002        0.986           0.830                 -
                                                            2001        1.000           0.986                 -

Equity Income Portfolio (4/00)                              2005        1.218           1.250                 -
                                                            2004        1.129           1.218                 -
                                                            2003        0.876           1.129                 -
                                                            2002        1.037           0.876                 -
                                                            2001        1.000           1.037                 -

Federated High Yield Portfolio (5/00)                       2005        1.242           1.251                 -
                                                            2004        1.146           1.242                 -
                                                            2003        0.953           1.146                 -
                                                            2002        0.936           0.953                 -
                                                            2001        1.000           0.936                 -

Federated Stock Portfolio (5/00)                            2005        1.125           1.164                 -
                                                            2004        1.036           1.125                 -
                                                            2003        0.827           1.036                 -
                                                            2002        1.044           0.827                 -
                                                            2001        1.000           1.044                 -

Large Cap Portfolio (11/99)                                 2005        0.747           0.798                 -
                                                            2004        0.714           0.747                 -
                                                            2003        0.583           0.714                 -
                                                            2002        0.769           0.583                 -
                                                            2001        1.000           0.769                 -

Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.000           1.076            10,572

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                    NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                         YEAR         YEAR        END OF YEAR       END OF YEAR
--------------------------------------------------------    ----    -------------   -------------    ---------------
Managed Allocation Series: Conservative Portfolio (8/05)    2005        1.021           1.029                   -

Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.002           1.045             219,969

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                      2005        1.000           1.063             123,404

Managed Allocation Series: Moderate-Conservative
Portfolio (5/05)                                            2005        1.000           1.036                   -

Mercury Large Cap Core Portfolio (8/00)                     2005        0.800           0.881                   -
                                                            2004        0.703           0.800                   -
                                                            2003        0.591           0.703                   -
                                                            2002        0.803           0.591                   -
                                                            2001        1.000           0.803                   -

MFS Emerging Growth Portfolio (4/00)                        2005        0.640           0.621                   -
                                                            2004        0.578           0.640                   -
                                                            2003        0.456           0.578                   -
                                                            2002        0.706           0.456                   -
                                                            2001        1.000           0.706                   -

MFS Mid Cap Growth Portfolio (5/00)                         2005        0.556           0.563             102,138
                                                            2004        0.496           0.556                   -
                                                            2003        0.369           0.496                   -
                                                            2002        0.734           0.369                   -
                                                            2001        1.000           0.734                   -

MFS Total Return Portfolio (6/00)                           2005        1.318           1.333           1,081,146
                                                            2004        1.204           1.318              39,320
                                                            2003        1.052           1.204               7,893
                                                            2002        1.131           1.052               7,911
                                                            2001        1.000           1.131               7,931

MFS Value Portfolio (5/04)                                  2005        1.119           1.170              84,896
                                                            2004        1.000           1.119                   -

Mondrian International Stock Portfolio (5/00)               2005        0.838           0.902                   -
                                                            2004        0.737           0.838                   -
                                                            2003        0.584           0.737                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR         YEAR        END OF YEAR       END OF YEAR
--------------------------------------------------------       ----    -------------   -------------    ---------------
   Mondrian International Stock Portfolio  (continued)         2002        0.683           0.584                 -
                                                               2001        1.000           0.683                 -

   Pioneer Fund Portfolio (5/03)                               2005        1.325           1.379                 -
                                                               2004        1.214           1.325                 -
                                                               2003        1.000           1.214                 -

   Pioneer Mid Cap Value Portfolio (6/05)                      2005        1.020           1.061                 -

   Pioneer Strategic Income Portfolio (5/00)                   2005        1.350           1.375             1,728
                                                               2004        1.239           1.350                 -
                                                               2003        1.055           1.239                 -
                                                               2002        1.015           1.055                 -
                                                               2001        1.000           1.015                 -

   Strategic Equity Portfolio (11/99)                          2005        0.724           0.725             3,790
                                                               2004        0.668           0.724                 -
                                                               2003        0.513           0.668                 -
                                                               2002        0.787           0.513                 -
                                                               2001        1.000           0.787                 -

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.134                 -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        0.987           1.107                 -

   Travelers Quality Bond Portfolio (5/00)                     2005        1.222           1.220                 -
                                                               2004        1.204           1.222                 -
                                                               2003        1.146           1.204                 -
                                                               2002        1.103           1.146                 -
                                                               2001        1.000           1.103                 -

   U.S. Government Securities Portfolio (5/04)                 2005        1.050           1.076                 -
                                                               2004        1.000           1.050                 -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.992           0.997             1,355
                                                               2004        0.998           0.992                 -
                                                               2003        1.000           0.998                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR         YEAR        END OF YEAR       END OF YEAR
--------------------------------------------------------       ----    -------------   -------------    ---------------
   Social Awareness Stock Portfolio (5/04)                     2005        1.080           1.108                  -
                                                               2004        1.000           1.080                  -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                 2005        1.068           1.092                  -
                                                               2004        0.926           1.068                  -
                                                               2003        0.721           0.926                  -
                                                               2002        0.911           0.721                  -
                                                               2001        1.000           0.911                  -

   Enterprise Portfolio - Class II Shares (5/01)               2005        0.788           0.835                  -
                                                               2004        0.773           0.788                  -
                                                               2003        0.626           0.773                  -
                                                               2002        0.906           0.626                  -
                                                               2001        1.000           0.906                  -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (5/00)             2005        1.002           1.148                  -
                                                               2004        0.886           1.002                  -
                                                               2003        0.703           0.886                  -
                                                               2002        0.792           0.703                  -
                                                               2001        1.000           0.792                  -

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (5/01)                                                      2005        0.932           1.105                  -
                                                               2004        0.937           0.932                  -
                                                               2003        0.764           0.937                  -
                                                               2002        0.841           0.764                  -
                                                               2001        1.000           0.841                  -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.507           1.746             54,841
                                                               2004        1.230           1.507                  -
                                                               2003        0.906           1.230                  -
                                                               2002        1.025           0.906                  -
                                                               2001        1.000           1.025                  -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR         YEAR        END OF YEAR       END OF YEAR
--------------------------------------------------------       ----    -------------   -------------    ---------------
   Capital Appreciation Fund (5/00)                            2005        1.344           1.560                   -
                                                               2004        1.146           1.344                   -
                                                               2003        1.000           1.146                   -

   High Yield Bond Trust (5/04)                                2005        1.067           1.061                   -
                                                               2004        1.000           1.067                   -

   Managed Assets Trust (5/04)                                 2005        1.075           1.096                   -
                                                               2004        1.000           1.075                   -

   Money Market Portfolio (2/98)                               2005        0.987           0.997                   -
                                                               2004        0.995           0.987                   -
                                                               2003        1.000           0.995                   -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        1.156           1.199                   -
                                                               2004        1.113           1.156                   -
                                                               2003        1.000           1.113                   -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.163           1.312                   -
                                                               2004        1.094           1.163                   -
                                                               2003        1.000           1.094                   -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.324           1.483             173,703
                                                               2004        1.188           1.324             263,884
                                                               2003        1.000           1.188                   -

   Growth Fund - Class 2 Shares (12/99)                        2005        1.270           1.449             135,328
                                                               2004        1.150           1.270             276,644
                                                               2003        1.000           1.150                   -

   Growth-Income Fund - Class 2 Shares (3/00)                  2005        1.244           1.292             566,690
                                                               2004        1.148           1.244             534,239
                                                               2003        1.000           1.148                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR        END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)       2005        1.502           1.886                   -
                                                               2004        1.224           1.502                   -
                                                               2003        1.000           1.224                   -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)            2005        1.475           1.552                   -
                                                               2004        1.144           1.475                   -
                                                               2003        1.000           1.144                   -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (5/00)                                                      2005        1.148           1.176                   -
                                                               2004        1.113           1.148                   -
                                                               2003        1.000           1.113                   -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
    Shares (5/00)                                              2005        1.256           1.305                   -
                                                               2004        1.149           1.256                   -
                                                               2003        1.000           1.149                   -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.204           1.302              11,552
                                                               2004        1.074           1.204              11,520
                                                               2003        1.000           1.074                   -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.202           1.299                 689
                                                               2004        1.067           1.202                   -
                                                               2003        1.000           1.067                   -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.236           1.342             175,517
                                                               2004        1.118           1.236               9,762
                                                               2003        1.000           1.118                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR        END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Templeton Developing Markets Securities Fund - Class 2
    Shares (5/03)                                              2005        1.547           1.936              6,490
                                                               2004        1.264           1.547              6,128
                                                               2003        1.000           1.264                  -

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2005        1.369           1.481             88,290
                                                               2004        1.176           1.369             35,130
                                                               2003        1.000           1.176                  -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.324           1.415             82,995
                                                               2004        1.162           1.324                  -
                                                               2003        1.000           1.162                  -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (2/01)             2005        1.224           1.252                  -
                                                               2004        1.131           1.224                  -
                                                               2003        1.000           1.131                  -

   Salomon Brothers Variable Aggressive Growth Fund - Class
    I Shares (5/02)                                            2005        1.227           1.324                  -
                                                               2004        1.146           1.227                  -
                                                               2003        1.000           1.146                  -

   Salomon Brothers Variable Growth & Income Fund - Class I
    Shares (5/02)                                              2005        1.198           1.219                  -
                                                               2004        1.126           1.198                  -
                                                               2003        1.000           1.126                  -

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2005        1.146           1.211                  -
                                                               2004        1.078           1.146                  -
                                                               2003        1.000           1.078                  -

   Global Life Sciences Portfolio - Service Shares (5/00)      2005        1.253           1.382                  -
                                                               2004        1.118           1.253                  -
                                                               2003        1.000           1.118                  -

Global Technology Portfolio - Service Shares (5/00)            2005        1.185           1.298                  -
                                                               2004        1.200           1.185                  -
                                                               2003        1.000           1.200                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR        END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------    ---------------
   Worldwide Growth Portfolio - Service Shares (5/00)          2005        1.172           1.215                   -
                                                               2004        1.142           1.172                   -
                                                               2003        1.000           1.142                   -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.324           1.352               2,759
                                                               2004        1.174           1.324                   -
                                                               2003        1.000           1.174                   -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.262           1.279              91,971
                                                               2004        1.141           1.262              75,180
                                                               2003        1.000           1.141                   -

   Mid-Cap Value Portfolio (5/03)                              2005        1.409           1.497             144,789
                                                               2004        1.157           1.409              70,760
                                                               2003        1.000           1.157                   -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2005        1.071           1.111                   -
                                                               2004        1.000           1.071                   -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.119           1.122             101,530
                                                               2004        1.047           1.119              96,680
                                                               2003        1.000           1.047                   -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.056           1.062             251,533
                                                               2004        1.025           1.056              44,977
                                                               2003        1.000           1.025                   -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        1.190           1.253                   -
                                                               2004        1.127           1.190                   -
                                                               2003        1.000           1.127                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR        END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------    ---------------
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.348           1.484                   -
                                                               2004        1.181           1.348                   -
                                                               2003        1.000           1.181                   -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.533           1.611              77,768
                                                               2004        1.237           1.533             236,179
                                                               2003        1.000           1.237                   -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2005        1.245           1.272              10,131
                                                               2004        1.171           1.245              11,919
                                                               2003        1.000           1.171                   -

   Investors Fund - Class I (5/01)                             2005        1.244           1.301              17,942
                                                               2004        1.148           1.244              17,949
                                                               2003        1.000           1.148                   -

   Large Cap Growth Fund - Class I (5/02)                      2005        1.148           1.186                   -
                                                               2004        1.163           1.148                   -
                                                               2003        1.000           1.163                   -

   Small Cap Growth Fund - Class I (3/01)                      2005        1.399           1.440              24,159
                                                               2004        1.238           1.399              26,711
                                                               2003        1.000           1.238                   -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.189           1.270                   -
                                                               2004        1.138           1.189                   -
                                                               2003        1.000           1.138                   -

   Convertible Securities Portfolio (5/00)                     2005        1.152           1.135                   -
                                                               2004        1.104           1.152                   -
                                                               2003        1.000           1.104                   -

   Disciplined Mid Cap Stock Portfolio (5/00)                  2005        1.341           1.480                   -
                                                               2004        1.173           1.341                   -
                                                               2003        1.000           1.173                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                    NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                      PORTFOLIO NAME                        YEAR         YEAR        END OF YEAR       END OF YEAR
--------------------------------------------------------    ----    -------------   -------------    ---------------
Equity Income Portfolio (4/00)                              2005        1.223           1.254              39,678
                                                            2004        1.133           1.223              33,990
                                                            2003        1.000           1.133                   -

Federated High Yield Portfolio (5/00)                       2005        1.183           1.191                   -
                                                            2004        1.092           1.183                   -
                                                            2003        1.000           1.092                   -

Federated Stock Portfolio (5/00)                            2005        1.245           1.287                   -
                                                            2004        1.147           1.245                   -
                                                            2003        1.000           1.147                   -

Large Cap Portfolio (11/99)                                 2005        1.176           1.254                   -
                                                            2004        1.124           1.176                   -
                                                            2003        1.000           1.124                   -

Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.000           1.076                   -

Managed Allocation Series: Conservative Portfolio (8/05)    2005        1.021           1.029                   -

Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.002           1.044             125,731

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                      2005        1.000           1.063              25,169

Managed Allocation Series: Moderate-Conservative
Portfolio (5/05)                                            2005        1.000           1.036                   -

Mercury Large Cap Core Portfolio (8/00)                     2005        1.241           1.365                   -
                                                            2004        1.091           1.241                   -
                                                            2003        1.000           1.091                   -

MFS Emerging Growth Portfolio (4/00)                        2005        1.224           1.187                   -
                                                            2004        1.106           1.224                   -
                                                            2003        1.000           1.106                   -

MFS Mid Cap Growth Portfolio (5/00)                         2005        1.269           1.284                   -
                                                            2004        1.133           1.269                   -
                                                            2003        1.000           1.133                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                    NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                  PORTFOLIO NAME                            YEAR         YEAR        END OF YEAR       END OF YEAR
-----------------------------------------------------       ----    -------------   -------------    ---------------
MFS Total Return Portfolio (6/00)                           2005        1.181           1.194             306,564
                                                            2004        1.080           1.181             168,861
                                                            2003        1.000           1.080                   -

MFS Value Portfolio (5/04)                                  2005        1.119           1.169             130,699
                                                            2004        1.000           1.119              54,680

Mondrian International Stock Portfolio (5/00)               2005        1.318           1.417              53,400
                                                            2004        1.160           1.318              23,515
                                                            2003        1.000           1.160                   -

Pioneer Fund Portfolio (5/03)                               2005        1.231           1.280              38,066
                                                            2004        1.128           1.231              12,985
                                                            2003        1.000           1.128                   -

Pioneer Mid Cap Value Portfolio (6/05)                      2005        1.020           1.061                   -

Pioneer Strategic Income Portfolio (5/00)                   2005        1.176           1.197              66,834
                                                            2004        1.080           1.176                   -
                                                            2003        1.000           1.080                   -

Strategic Equity Portfolio (11/99)                          2005        1.209           1.211                   -
                                                            2004        1.118           1.209                   -
                                                            2003        1.000           1.118                   -

Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.134                   -

Style Focus Series: Small Cap Value Portfolio (5/05)        2005        0.987           1.107                   -

Travelers Quality Bond Portfolio (5/00)                     2005        1.039           1.037                   -
                                                            2004        1.025           1.039                   -
                                                            2003        1.000           1.025                   -

U.S. Government Securities Portfolio (5/04)                 2005        1.049           1.075                   -
                                                            2004        1.000           1.049                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR        END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------    ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.991           0.996             10,692
                                                               2004        0.998           0.991                  -
                                                               2003        1.000           0.998                  -

   Social Awareness Stock Portfolio (5/04)                     2005        1.080           1.107                  -
                                                               2004        1.000           1.080                  -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                 2005        1.311           1.340                  -
                                                               2004        1.137           1.311                  -
                                                               2003        1.000           1.137                  -

   Enterprise Portfolio - Class II Shares (5/01)               2005        1.155           1.223                  -
                                                               2004        1.134           1.155                  -
                                                               2003        1.000           1.134                  -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (5/00)             2005        1.291           1.478                  -
                                                               2004        1.142           1.291                  -
                                                               2003        1.000           1.142                  -

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (5/01)                                                      2005        1.100           1.303                  -
                                                               2004        1.106           1.100                  -
                                                               2003        1.000           1.106                  -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.467           1.700             89,020
                                                               2004        1.199           1.467             20,405
                                                               2003        1.000           1.199                  -

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.90%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR        END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------    ---------------
   Capital Appreciation Fund (5/00)                            2005        1.000           1.169                  -

   High Yield Bond Trust (5/04)                                2005        1.000           0.989                  -

   Managed Assets Trust (5/04)                                 2005        1.000           1.020                  -

   Money Market Portfolio (2/98)                               2005        1.000           1.009                  -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        1.000           1.043                  -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.000           1.159                  -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.000           1.120             10,370

   Growth Fund - Class 2 Shares (12/99)                        2005        1.000           1.147             52,887

   Growth-Income Fund - Class 2 Shares (3/00)                  2005        1.000           1.042             52,887

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)       2005        1.000           1.222                  -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)            2005        1.000           1.087              9,319

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (5/00)                                                      2005        1.000           1.010                  -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (5/00)                                               2005        1.000           1.061                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR         YEAR        END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.000           1.080                  -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.000           1.106                  -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.000           1.083                  -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.000           1.211             10,022

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2005        1.000           1.075             10,001

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.000           1.065              9,151

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (2/01)             2005        1.000           1.029              8,096

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (5/02)                                             2005        1.000           1.093                  -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                               2005        1.000           1.030                  -

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2005        1.000           1.061                  -

   Global Life Sciences Portfolio - Service Shares (5/00)      2005        1.000           1.134                  -

   Global Technology Portfolio - Service Shares (5/00)         2005        1.000           1.126                  -

   Worldwide Growth Portfolio - Service Shares (5/00)          2005        1.000           1.043                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR        END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------    ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.000           1.032                  -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.000           1.027             15,208

   Mid-Cap Value Portfolio (5/03)                              2005        1.000           1.076              1,150

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2005        1.000           1.044                  -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.000           0.993             12,018

   Total Return Portfolio - Administrative Class (5/01)        2005        1.000           1.001             19,399

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        1.000           1.070                  -

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.000           1.099                  -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.000           1.056                  -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2005        1.000           1.036                  -

   Investors Fund - Class I (5/01)                             2005        1.000           1.049                  -

   Large Cap Growth Fund - Class I (5/02)                      2005        1.000           1.058                  -

   Small Cap Growth Fund - Class I (3/01)                      2005        1.000           1.078                  -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.000           1.083                  -

   Convertible Securities Portfolio (5/00)                     2005        1.000           1.000                  -

   Disciplined Mid Cap Stock Portfolio (5/00)                  2005        1.000           1.096                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT          OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR            END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
Equity Income Portfolio (4/00)                              2005        1.000           1.031                       -

Federated High Yield Portfolio (5/00)                       2005        1.000           1.001                       -

Federated Stock Portfolio (5/00)                            2005        1.000           1.033                       -

Large Cap Portfolio (11/99)                                 2005        1.000           1.077                       -

Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.000           1.075                       -

Managed Allocation Series: Conservative Portfolio (8/05)    2005        1.021           1.029                       -

Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.002           1.044                       -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                      2005        1.000           1.063                       -

Managed Allocation Series: Moderate-Conservative
Portfolio (5/05)                                            2005        1.000           1.036                   8,018

Mercury Large Cap Core Portfolio (8/00)                     2005        1.000           1.092                       -

MFS Emerging Growth Portfolio (4/00)                        2005        1.000           0.998                       -

MFS Mid Cap Growth Portfolio (5/00)                         2005        1.000           1.048                       -

MFS Total Return Portfolio (6/00)                           2005        1.000           1.011                  19,780

MFS Value Portfolio (5/04)                                  2005        1.000           1.038                       -

Mondrian International Stock Portfolio (5/00)               2005        1.000           1.071                  18,739

Pioneer Fund Portfolio (5/03)                               2005        1.000           1.047                       -

Pioneer Mid Cap Value Portfolio (6/05)                      2005        1.020           1.060                       -

Pioneer Strategic Income Portfolio (5/00)                   2005        1.000           1.009                   8,137

Strategic Equity Portfolio (11/99)                          2005        1.000           1.046                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT           OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR             END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
  Style Focus Series: Small Cap Growth Portfolio (5/05)     2005        1.000           1.134                       -

  Style Focus Series: Small Cap Value Portfolio (5/05)      2005        0.987           1.106                       -

  Travelers Quality Bond Portfolio (5/00)                   2005        1.000           0.992                       -

  U.S. Government Securities Portfolio (5/04)               2005        1.000           1.000                       -

Travelers Series Fund Inc.
  SB Adjustable Rate Income Portfolio - Class I Shares
  (9/03)                                                    2005        1.000           1.004                  10,595

  Social Awareness Stock Portfolio (5/04)                   2005        1.000           1.047                       -

Van Kampen Life Investment Trust
  Comstock Portfolio - Class II Shares (5/01)               2005        1.000           1.031                       -

  Enterprise Portfolio - Class II Shares (5/01)             2005        1.000           1.074                       -

Variable Insurance Products Fund
  Contrafund<< Portfolio - Service Class 2 (5/00)           2005        1.000           1.134                       -

  Dynamic Capital Appreciation Portfolio - Service Class 2
  (5/01)                                                    2005        1.000           1.180                       -

  Mid Cap Portfolio - Service Class 2 (5/01)                2005        1.000           1.142                  20,164

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                       SEPARATE ACCOUNT CHARGES 2.00% (A)

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT           OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR             END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
   Capital Appreciation Fund (5/00)                         2005        1.389           1.610                       -
                                                            2004        1.186           1.389                       -
                                                            2003        0.968           1.186                       -
                                                            2002        1.000           0.968                       -

   High Yield Bond Trust (5/04)                             2005        1.066           1.058                       -
                                                            2004        1.000           1.066                       -

   Managed Assets Trust (5/04)                              2005        1.074           1.093                       -
                                                            2004        1.000           1.074                       -

   Money Market Portfolio (2/98)                            2005        0.978           0.986                       -
                                                            2004        0.987           0.978                       -
                                                            2003        1.000           0.987                       -
                                                            2002        1.000           1.000                       -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)           2005        1.224           1.268                       -
                                                            2004        1.181           1.224                       -
                                                            2003        0.963           1.181                       -
                                                            2002        1.000           0.963                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                  2005        1.217           1.370                       -
                                                            2004        1.146           1.217                       -
                                                            2003        0.948           1.146                       -
                                                            2002        1.000           0.948                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)              2005        1.452           1.624                       -
                                                            2004        1.305           1.452                       -
                                                            2003        0.984           1.305                       -
                                                            2002        1.000           0.984                       -

   Growth Fund - Class 2 Shares (12/99)                     2005        1.420           1.618                       -
                                                            2004        1.288           1.420                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT           OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR             END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
   Growth Fund - Class 2 Shares  (continued)                2003        0.961           1.288                       -
                                                            2002        1.000           0.961                       -

   Growth-Income Fund - Class 2 Shares (3/00)               2005        1.364           1.415                       -
                                                            2004        1.261           1.364                       -
                                                            2003        0.971           1.261                       -
                                                            2002        1.000           0.971                       -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)    2005        1.684           2.112                       -
                                                            2004        1.375           1.684                       -
                                                            2003        0.982           1.375                       -
                                                            2002        1.000           0.982                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)         2005        1.701           1.787                       -
                                                            2004        1.321           1.701                       -
                                                            2003        1.005           1.321                       -
                                                            2002        1.000           1.005                       -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (5/00)                                                   2005        1.187           1.215                       -
                                                            2004        1.153           1.187                       -
                                                            2003        0.971           1.153                       -
                                                            2002        1.000           0.971                       -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (5/00)                                            2005        1.375           1.427                       -
                                                            2004        1.260           1.375                       -
                                                            2003        0.976           1.260                       -
                                                            2002        1.000           0.976                       -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)  2005        1.202           1.298                       -
                                                            2004        1.074           1.202                       -
                                                            2003        1.000           1.074                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT           OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR             END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
 Mercury Value Opportunities V.I. Fund - Class III (11/03)  2005        1.200           1.295                       -
                                                            2004        1.067           1.200                       -
                                                            2003        1.000           1.067                       -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)    2005        1.347           1.459                       -
                                                            2004        1.220           1.347                       -
                                                            2003        0.994           1.220                       -
                                                            2002        1.000           0.994                       -

 Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                            2005        1.763           2.202                       -
                                                            2004        1.442           1.763                       -
                                                            2003        1.000           1.442                       -

 Templeton Foreign Securities Fund - Class 2 Shares (4/00)  2005        1.489           1.608                       -
                                                            2004        1.281           1.489                       -
                                                            2003        0.989           1.281                       -
                                                            2002        1.000           0.989                       -

 Templeton Growth Securities Fund - Class 2 Shares (5/02)   2005        1.438           1.535                       -
                                                            2004        1.265           1.438                       -
                                                            2003        0.976           1.265                       -
                                                            2002        1.000           0.976                       -

Greenwich Street Series Fund
 Equity Index Portfolio - Class II Shares (2/01)            2005        1.308           1.337                       -
                                                            2004        1.211           1.308                       -
                                                            2003        0.967           1.211                       -
                                                            2002        1.000           0.967                       -

 Salomon Brothers Variable Aggressive Growth Fund - Class
 I Shares (5/02)                                            2005        1.394           1.502                       -
                                                            2004        1.304           1.394                       -
                                                            2003        0.949           1.304                       -
                                                            2002        1.000           0.949                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT           OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR             END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
   Salomon Brothers Variable Growth & Income Fund -
   Class I Shares (5/02)                                    2005        1.311           1.332                       -
                                                            2004        1.234           1.311                       -
                                                            2003        0.967           1.234                       -
                                                            2002        1.000           0.967                       -

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)               2005        1.176           1.241                       -
                                                            2004        1.108           1.176                       -
                                                            2003        0.994           1.108                       -
                                                            2002        1.000           0.994                       -

   Global Life Sciences Portfolio - Service Shares (5/00)   2005        1.369           1.507                       -
                                                            2004        1.223           1.369                       -
                                                            2003        0.988           1.223                       -
                                                            2002        1.000           0.988                       -

   Global Technology Portfolio - Service Shares (5/00)      2005        1.337           1.461                       -
                                                            2004        1.356           1.337                       -
                                                            2003        0.944           1.356                       -
                                                            2002        1.000           0.944                       -

   Worldwide Growth Portfolio - Service Shares (5/00)       2005        1.217           1.259                       -
                                                            2004        1.188           1.217                       -
                                                            2003        0.980           1.188                       -
                                                            2002        1.000           0.980                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)             2005        1.498           1.527                       -
                                                            2004        1.330           1.498                       -
                                                            2003        1.000           1.330                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                       2005        1.369           1.385                       -
                                                            2004        1.239           1.369                       -
                                                            2003        1.000           1.239                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT           OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR             END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
   Mid-Cap Value Portfolio (5/03)                           2005        1.525           1.618                       -
                                                            2004        1.255           1.525                       -
                                                            2003        1.000           1.255                       -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)  2005        1.070           1.109                       -
                                                            2004        1.000           1.070                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)      2005        1.114           1.115                       -
                                                            2004        1.044           1.114                       -
                                                            2003        1.000           1.044                       -

   Total Return Portfolio - Administrative Class (5/01)     2005        1.071           1.076                       -
                                                            2004        1.042           1.071                       -
                                                            2003        1.012           1.042                       -
                                                            2002        1.000           1.012                       -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01) 2005        1.307           1.374                       -
                                                            2004        1.240           1.307                       -
                                                            2003        0.958           1.240                       -
                                                            2002        1.000           0.958                       -

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                   2005        1.427           1.569                       -
                                                            2004        1.253           1.427                       -
                                                            2003        0.994           1.253                       -
                                                            2002        1.000           0.994                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)  2005        1.773           1.860                       -
                                                            2004        1.433           1.773                       -
                                                            2003        0.977           1.433                       -
                                                            2002        1.000           0.977                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                            2005        1.389           1.417                       -
                                                            2004        1.308           1.389                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT           OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR             END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
   All Cap Fund - Class I  (continued)                      2003        0.960           1.308                       -
                                                            2002        1.000           0.960                       -

   Investors Fund - Class I (5/01)                          2005        1.345           1.405                       -
                                                            2004        1.243           1.345                       -
                                                            2003        0.958           1.243                       -
                                                            2002        1.000           0.958                       -

   Large Cap Growth Fund - Class I (5/02)                   2005        1.341           1.383                       -
                                                            2004        1.361           1.341                       -
                                                            2003        0.961           1.361                       -
                                                            2002        1.000           0.961                       -

   Small Cap Growth Fund - Class I (3/01)                   2005        1.597           1.642                       -
                                                            2004        1.415           1.597                       -
                                                            2003        0.970           1.415                       -
                                                            2002        1.000           0.970                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                2005        1.279           1.364                       -
                                                            2004        1.226           1.279                       -
                                                            2003        0.967           1.226                       -
                                                            2002        1.000           0.967                       -

   Convertible Securities Portfolio (5/00)                  2005        1.284           1.263                       -
                                                            2004        1.232           1.284                       -
                                                            2003        0.996           1.232                       -
                                                            2002        1.000           0.996                       -

   Disciplined Mid Cap Stock Portfolio (5/00)               2005        1.462           1.611                       -
                                                            2004        1.281           1.462                       -
                                                            2003        0.977           1.281                       -
                                                            2002        1.000           0.977                       -

   Equity Income Portfolio (4/00)                           2005        1.327           1.359                       -
                                                            2004        1.232           1.327                       -
                                                            2003        0.958           1.232                       -
                                                            2002        1.000           0.958                       -

   Federated High Yield Portfolio (5/00)                    2005        1.303           1.309                       -
                                                            2004        1.204           1.303                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT           OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR             END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
   Federated High Yield Portfolio  (continued)              2003        1.003           1.204                       -
                                                            2002        1.000           1.003                       -

   Federated Stock Portfolio (5/00)                         2005        1.325           1.368                       -
                                                            2004        1.223           1.325                       -
                                                            2003        0.978           1.223                       -
                                                            2002        1.000           0.978                       -

   Large Cap Portfolio (11/99)                              2005        1.233           1.314                       -
                                                            2004        1.181           1.233                       -
                                                            2003        0.967           1.181                       -
                                                            2002        1.000           0.967                       -

   Managed Allocation Series: Aggressive Portfolio (6/05)   2005        1.000           1.075                       -

   Managed Allocation Series: Conservative Portfolio (8/05) 2005        1.021           1.028                       -

   Managed Allocation Series: Moderate Portfolio (6/05)     2005        1.002           1.044                       -

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05)                                         2005        1.000           1.062                       -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (5/05)                                         2005        1.000           1.035                       -

   Mercury Large Cap Core Portfolio (8/00)                  2005        1.313           1.442                       -
                                                            2004        1.156           1.313                       -
                                                            2003        0.973           1.156                       -
                                                            2002        1.000           0.973                       -

   MFS Emerging Growth Portfolio (4/00)                     2005        1.358           1.317                       -
                                                            2004        1.229           1.358                       -
                                                            2003        0.971           1.229                       -
                                                            2002        1.000           0.971                       -

   MFS Mid Cap Growth Portfolio (5/00)                      2005        1.463           1.478                       -
                                                            2004        1.308           1.463                       -
                                                            2003        0.974           1.308                       -
                                                            2002        1.000           0.974                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT           OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR         YEAR        END OF YEAR             END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
   MFS Total Return Portfolio (6/00)                        2005        1.230           1.242                       -
                                                            2004        1.126           1.230                       -
                                                            2003        0.986           1.126                       -
                                                            2002        1.000           0.986                       -

   MFS Value Portfolio (5/04)                               2005        1.118           1.166                       -
                                                            2004        1.000           1.118                       -

   Mondrian International Stock Portfolio (5/00)            2005        1.432           1.537                       -
                                                            2004        1.262           1.432                       -
                                                            2003        1.001           1.262                       -
                                                            2002        1.000           1.001                       -

   Pioneer Fund Portfolio (5/03)                            2005        1.320           1.372                       -
                                                            2004        1.212           1.320                       -
                                                            2003        1.000           1.212                       -

   Pioneer Mid Cap Value Portfolio (6/05)                   2005        1.019           1.060                       -

   Pioneer Strategic Income Portfolio (5/00)                2005        1.285           1.306                       -
                                                            2004        1.181           1.285                       -
                                                            2003        1.008           1.181                       -
                                                            2002        1.000           1.008                       -

   Strategic Equity Portfolio (11/99)                       2005        1.361           1.361                       -
                                                            2004        1.260           1.361                       -
                                                            2003        0.969           1.260                       -
                                                            2002        1.000           0.969                       -

   Style Focus Series: Small Cap Growth Portfolio (5/05)    2005        1.000           1.133                       -

   Style Focus Series: Small Cap Value Portfolio (5/05)     2005        0.987           1.105                       -

   Travelers Quality Bond Portfolio (5/00)                  2005        1.077           1.073                       -
                                                            2004        1.063           1.077                       -
                                                            2003        1.014           1.063                       -
                                                            2002        1.000           1.014                       -

   U.S. Government Securities Portfolio (5/04)              2005        1.048           1.072                       -
                                                            2004        1.000           1.048                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT           OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR             END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                   2005        0.989           0.993                       -
                                                            2004        0.998           0.989                       -
                                                            2003        1.000           0.998                       -

   Social Awareness Stock Portfolio (5/04)                  2005        1.079           1.104                       -
                                                            2004        1.000           1.079                       -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)              2005        1.438           1.467                       -
                                                            2004        1.249           1.438                       -
                                                            2003        0.974           1.249                       -
                                                            2002        1.000           0.974                       -

   Enterprise Portfolio - Class II Shares (5/01)            2005        1.211           1.280                       -
                                                            2004        1.190           1.211                       -
                                                            2003        0.966           1.190                       -
                                                            2002        1.000           0.966                       -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (5/00)          2005        1.406           1.607                       -
                                                            2004        1.245           1.406                       -
                                                            2003        0.991           1.245                       -
                                                            2002        1.000           0.991                       -

   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (5/01)                                           2005        1.159           1.371                       -
                                                            2004        1.167           1.159                       -
                                                            2003        0.953           1.167                       -
                                                            2002        1.000           0.953                       -

   Mid Cap Portfolio - Service Class 2 (5/01)               2005        1.633           1.889                       -
                                                            2004        1.336           1.633                       -
                                                            2003        0.986           1.336                       -
                                                            2002        1.000           0.986                       -

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                       SEPARATE ACCOUNT CHARGES 2.00% (B)

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT           OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR         YEAR        END OF YEAR             END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------

   Capital Appreciation Fund (5/00)                         2005        1.389           1.610                       -
                                                            2004        1.186           1.389                       -
                                                            2003        0.968           1.186                       -
                                                            2002        1.000           0.968                       -

   High Yield Bond Trust (5/04)                             2005        1.066           1.058                       -
                                                            2004        1.000           1.066                       -

   Managed Assets Trust (5/04)                              2005        1.074           1.093                       -
                                                            2004        1.000           1.074                       -

   Money Market Portfolio (2/98)                            2005        0.978           0.986                   6,451
                                                            2004        0.987           0.978                   6,455
                                                            2003        1.000           0.987                   4,284
                                                            2002        1.000           1.000                       -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)           2005        1.224           1.268                       -
                                                            2004        1.181           1.224                       -
                                                            2003        0.963           1.181                       -
                                                            2002        1.000           0.963                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                  2005        1.217           1.370                       -
                                                            2004        1.146           1.217                       -
                                                            2003        0.948           1.146                       -
                                                            2002        1.000           0.948                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)              2005        1.452           1.624                  44,913
                                                            2004        1.305           1.452                  48,619
                                                            2003        0.984           1.305                  14,702
                                                            2002        1.000           0.984                       -

   Growth Fund - Class 2 Shares (12/99)                     2005        1.420           1.618                 312,331
                                                            2004        1.288           1.420                  62,507

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT           OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR         YEAR        END OF YEAR             END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
   Growth Fund - Class 2 Shares  (continued)                2003        0.961           1.288                  28,789
                                                            2002        1.000           0.961                       -

   Growth-Income Fund - Class 2 Shares (3/00)               2005        1.364           1.415                 329,811
                                                            2004        1.261           1.364                  67,721
                                                            2003        0.971           1.261                  34,172
                                                            2002        1.000           0.971                       -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)    2005        1.684           2.112                       -
                                                            2004        1.375           1.684                       -
                                                            2003        0.982           1.375                       -
                                                            2002        1.000           0.982                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)         2005        1.701           1.787                   2,411
                                                            2004        1.321           1.701                       -
                                                            2003        1.005           1.321                       -
                                                            2002        1.000           1.005                       -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (5/00)                                                   2005        1.187           1.215                   6,448
                                                            2004        1.153           1.187                   6,461
                                                            2003        0.971           1.153                   4,966
                                                            2002        1.000           0.971                       -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (5/00)                                            2005        1.375           1.427                  10,668
                                                            2004        1.260           1.375                  10,675
                                                            2003        0.976           1.260                  10,676
                                                            2002        1.000           0.976                       -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)  2005        1.202           1.298                       -
                                                            2004        1.074           1.202                       -
                                                            2003        1.000           1.074                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT           OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR             END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
 Mercury Value Opportunities V.I. Fund - Class III (11/03)  2005        1.200           1.295                       -
                                                            2004        1.067           1.200                       -
                                                            2003        1.000           1.067                       -

Franklin Templeton Variable Insurance Products Trust
 Mutual Shares Securities Fund - Class 2 Shares (5/02)      2005        1.347           1.459                   9,384
                                                            2004        1.220           1.347                   7,977
                                                            2003        0.994           1.220                   8,525
                                                            2002        1.000           0.994                       -

 Templeton Developing Markets Securities Fund -
   Class 2 Shares (5/03)                                    2005        1.763           2.202                   1,822
                                                            2004        1.442           1.763                       -
                                                            2003        1.000           1.442                       -

 Templeton Foreign Securities Fund - Class 2 Shares (4/00)  2005        1.489           1.608                  35,105
                                                            2004        1.281           1.489                  33,262
                                                            2003        0.989           1.281                  19,255
                                                            2002        1.000           0.989                       -

 Templeton Growth Securities Fund - Class 2 Shares (5/02)   2005        1.438           1.535                   5,269
                                                            2004        1.265           1.438                   3,817
                                                            2003        0.976           1.265                   4,335
                                                            2002        1.000           0.976                       -

Greenwich Street Series Fund
 Equity Index Portfolio - Class II Shares (2/01)            2005        1.308           1.337                       -
                                                            2004        1.211           1.308                  16,232
                                                            2003        0.967           1.211                       -
                                                            2002        1.000           0.967                       -

 Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (5/02)                                          2005        1.394           1.502                   8,114
                                                            2004        1.304           1.394                   8,114
                                                            2003        0.949           1.304                   8,114
                                                            2002        1.000           0.949                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT           OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR             END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------

   Salomon Brothers Variable Growth & Income Fund -
   Class I Shares (5/02)                                    2005        1.311           1.332                       -
                                                            2004        1.234           1.311                       -
                                                            2003        0.967           1.234                       -
                                                            2002        1.000           0.967                       -

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)               2005        1.176           1.241                       -
                                                            2004        1.108           1.176                       -
                                                            2003        0.994           1.108                       -
                                                            2002        1.000           0.994                       -

   Global Life Sciences Portfolio - Service Shares (5/00)   2005        1.369           1.507                       -
                                                            2004        1.223           1.369                       -
                                                            2003        0.988           1.223                       -
                                                            2002        1.000           0.988                       -

   Global Technology Portfolio - Service Shares (5/00)      2005        1.337           1.461                       -
                                                            2004        1.356           1.337                       -
                                                            2003        0.944           1.356                       -
                                                            2002        1.000           0.944                       -

   Worldwide Growth Portfolio - Service Shares (5/00)       2005        1.217           1.259                   9,123
                                                            2004        1.188           1.217                   9,123
                                                            2003        0.980           1.188                   9,123
                                                            2002        1.000           0.980                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)             2005        1.498           1.527                       -
                                                            2004        1.330           1.498                       -
                                                            2003        1.000           1.330                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                       2005        1.369           1.385                  42,459
                                                            2004        1.239           1.369                   7,792
                                                            2003        1.000           1.239                   8,654

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                          NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT           OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR             END OF YEAR
------------------------------------------------------      ----    -------------   -------------          ---------------
   Mid-Cap Value Portfolio (5/03)                           2005        1.525           1.618                  37,584
                                                            2004        1.255           1.525                  12,377
                                                            2003        1.000           1.255                       -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)  2005        1.070           1.109                       -
                                                            2004        1.000           1.070                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)      2005        1.114           1.115                   4,299
                                                            2004        1.044           1.114                       -
                                                            2003        1.000           1.044                       -

   Total Return Portfolio - Administrative Class (5/01)     2005        1.071           1.076                  58,308
                                                            2004        1.042           1.071                  46,736
                                                            2003        1.012           1.042                  44,582
                                                            2002        1.000           1.012                       -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01) 2005        1.307           1.374                       -
                                                            2004        1.240           1.307                       -
                                                            2003        0.958           1.240                       -
                                                            2002        1.000           0.958                       -

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                   2005        1.427           1.569                   8,851
                                                            2004        1.253           1.427                   8,851
                                                            2003        0.994           1.253                   8,851
                                                            2002        1.000           0.994                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)  2005        1.773           1.860                  10,786
                                                            2004        1.433           1.773                  10,791
                                                            2003        0.977           1.433                       -
                                                            2002        1.000           0.977                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                            2005        1.389           1.417                  22,130
                                                            2004        1.308           1.389                  14,493

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
               PORTFOLIO NAME                                  YEAR        YEAR          END OF YEAR         END OF YEAR
---------------------------------------------                  ----    -------------    -------------      ---------------
   All Cap Fund - Class I  (continued)                         2003        0.960             1.308              14,500
                                                               2002        1.000             0.960                   -

   Investors Fund - Class I (5/01)                             2005        1.345             1.405                   -
                                                               2004        1.243             1.345              58,340
                                                               2003        0.958             1.243                   -
                                                               2002        1.000             0.958                   -

   Large Cap Growth Fund - Class I (5/02)                      2005        1.341             1.383                   -
                                                               2004        1.361             1.341                   -
                                                               2003        0.961             1.361                   -
                                                               2002        1.000             0.961                   -

   Small Cap Growth Fund - Class I (3/01)                      2005        1.597             1.642                   -
                                                               2004        1.415             1.597                   -
                                                               2003        0.970             1.415                   -
                                                               2002        1.000             0.970                   -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.279             1.364               8,374
                                                               2004        1.226             1.279               8,383
                                                               2003        0.967             1.226               5,578
                                                               2002        1.000             0.967                   -

   Convertible Securities Portfolio (5/00)                     2005        1.284             1.263               8,323
                                                               2004        1.232             1.284               8,332
                                                               2003        0.996             1.232               5,538
                                                               2002        1.000             0.996                   -

   Disciplined Mid Cap Stock Portfolio (5/00)                  2005        1.462             1.611               8,768
                                                               2004        1.281             1.462               8,768
                                                               2003        0.977             1.281               8,768
                                                               2002        1.000             0.977                   -

   Equity Income Portfolio (4/00)                              2005        1.327             1.359              13,055
                                                               2004        1.232             1.327               8,460
                                                               2003        0.958             1.232               5,654
                                                               2002        1.000             0.958                   -

   Federated High Yield Portfolio (5/00)                       2005        1.303             1.309               8,508
                                                               2004        1.204             1.303               8,508

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR       YEAR          END OF YEAR         END OF YEAR
----------------------------------------------------------      ----   -------------    -------------      ---------------
   Federated High Yield Portfolio  (continued)                  2003       1.003             1.204               8,508
                                                                2002       1.000             1.003                   -

   Federated Stock Portfolio (5/00)                             2005       1.325             1.368                   -
                                                                2004       1.223             1.325                   -
                                                                2003       0.978             1.223                   -
                                                                2002       1.000             0.978                   -

   Large Cap Portfolio (11/99)                                  2005       1.233             1.314              20,495
                                                                2004       1.181             1.233               4,359
                                                                2003       0.967             1.181               2,910
                                                                2002       1.000             0.967                   -

   Managed Allocation Series: Aggressive Portfolio (6/05)       2005       1.000             1.075                   -

   Managed Allocation Series: Conservative Portfolio (8/05)     2005       1.021             1.028                   -

   Managed Allocation Series: Moderate Portfolio (6/05)         2005       1.002             1.044                   -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                       2005       1.000             1.062                   -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (5/05)                                             2005       1.000             1.035                   -

   Mercury Large Cap Core Portfolio (8/00)                      2005       1.313             1.442               2,699
                                                                2004       1.156             1.313                   -
                                                                2003       0.973             1.156                   -
                                                                2002       1.000             0.973                   -

   MFS Emerging Growth Portfolio (4/00)                         2005       1.358             1.317                   -
                                                                2004       1.229             1.358               4,075
                                                                2003       0.971             1.229               4,077
                                                                2002       1.000             0.971                   -

   MFS Mid Cap Growth Portfolio (5/00)                          2005       1.463             1.478             119,921
                                                                2004       1.308             1.463                   -
                                                                2003       0.974             1.308                   -
                                                                2002       1.000             0.974                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                      BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR          END OF YEAR         END OF YEAR
----------------------------------------------------------     ----   -------------    -------------      ---------------
   MFS Total Return Portfolio (6/00)                           2005        1.230             1.242             124,916
                                                               2004        1.126             1.230             121,385
                                                               2003        0.986             1.126              75,188
                                                               2002        1.000             0.986                   -

   MFS Value Portfolio (5/04)                                  2005        1.118             1.166             244,454
                                                               2004        1.000             1.118                   -

   Mondrian International Stock Portfolio (5/00)               2005        1.432             1.537                   -
                                                               2004        1.262             1.432                   -
                                                               2003        1.001             1.262                   -
                                                               2002        1.000             1.001                   -

   Pioneer Fund Portfolio (5/03)                               2005        1.320             1.372                   -
                                                               2004        1.212             1.320                   -
                                                               2003        1.000             1.212                   -

   Pioneer Mid Cap Value Portfolio (6/05)                      2005        1.019             1.060                   -

   Pioneer Strategic Income Portfolio (5/00)                   2005        1.285             1.306               1,456
                                                               2004        1.181             1.285                   -
                                                               2003        1.008             1.181                   -
                                                               2002        1.000             1.008                   -

   Strategic Equity Portfolio (11/99)                          2005        1.361             1.361                   -
                                                               2004        1.260             1.361                   -
                                                               2003        0.969             1.260                   -
                                                               2002        1.000             0.969                   -

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000             1.133                   -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        0.987             1.105                   -

   Travelers Quality Bond Portfolio (5/00)                     2005        1.077             1.073               3,356
                                                               2004        1.063             1.077               3,363
                                                               2003        1.014             1.063               2,115
                                                               2002        1.000             1.014                   -

   U.S. Government Securities Portfolio (5/04)                 2005        1.048             1.072                   -
                                                               2004        1.000             1.048                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                      BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----   -------------    -------------      ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.989            0.993                    -
                                                               2004        0.998            0.989                    -
                                                               2003        1.000            0.998                    -

   Social Awareness Stock Portfolio (5/04)                     2005        1.079            1.104                    -
                                                               2004        1.000            1.079                    -

Van Kampen Life Investment Trust

   Comstock Portfolio - Class II Shares (5/01)                 2005        1.438            1.467                7,146
                                                               2004        1.249            1.438                7,648
                                                               2003        0.974            1.249                8,465
                                                               2002        1.000            0.974                    -

   Enterprise Portfolio - Class II Shares (5/01)               2005        1.211            1.280                    -
                                                               2004        1.190            1.211                    -
                                                               2003        0.966            1.190                    -
                                                               2002        1.000            0.966                    -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (5/00)             2005        1.406            1.607               13,005
                                                               2004        1.245            1.406               13,010
                                                               2003        0.991            1.245               11,624
                                                               2002        1.000            0.991                    -

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (5/01)                                                      2005        1.159            1.371                    -
                                                               2004        1.167            1.159                    -
                                                               2003        0.953            1.167                    -
                                                               2002        1.000            0.953                    -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.633            1.889               40,951
                                                               2004        1.336            1.633               40,964
                                                               2003        0.986            1.336               27,832
                                                               2002        1.000            0.986                    -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                      UNIT VALUE AT                       NUMBER OF UNITS
                                                                      BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----   -------------    -------------      ---------------
   Capital Appreciation Fund (5/00)                            2005        1.341             1.553              15,582
                                                               2004        1.145             1.341                   -
                                                               2003        1.000             1.145                   -

   High Yield Bond Trust (5/04)                                2005        1.065             1.057                   -
                                                               2004        1.000             1.065                   -

   Managed Assets Trust (5/04)                                 2005        1.073             1.092                   -
                                                               2004        1.000             1.073                   -

   Money Market Portfolio (2/98)                               2005        0.984             0.992                   -
                                                               2004        0.995             0.984                   -
                                                               2003        1.000             0.995                   -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        1.152             1.193                   -
                                                               2004        1.112             1.152                   -
                                                               2003        1.000             1.112                   -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.160             1.305             241,007
                                                               2004        1.093             1.160                   -
                                                               2003        1.000             1.093                   -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.320             1.476           1,571,889
                                                               2004        1.188             1.320             418,416
                                                               2003        1.000             1.188              12,571

   Growth Fund - Class 2 Shares (12/99)                        2005        1.266             1.442           5,816,470
                                                               2004        1.149             1.266           1,448,922
                                                               2003        1.000             1.149               2,496

   Growth-Income Fund - Class 2 Shares (3/00)                  2005        1.240             1.286           7,302,980
                                                               2004        1.147             1.240           1,766,970
                                                               2003        1.000             1.147              98,693

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)       2005        1.497             1.877                   -
                                                               2004        1.223             1.497                   -
                                                               2003        1.000             1.223                   -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)            2005        1.471             1.545              18,462
                                                               2004        1.143             1.471                   -
                                                               2003        1.000             1.143                   -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (5/00)                                                      2005        1.145             1.171                   -
                                                               2004        1.112             1.145                   -
                                                               2003        1.000             1.112                   -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (5/00)                                               2005        1.253             1.299                   -
                                                               2004        1.148             1.253                   -
                                                               2003        1.000             1.148                   -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.201             1.297              73,812
                                                               2004        1.074             1.201                   -
                                                               2003        1.000             1.074                   -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.199             1.294             388,532
                                                               2004        1.067             1.199               2,234
                                                               2003        1.000             1.067                   -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.233             1.336           1,148,738
                                                               2004        1.117             1.233             362,129
                                                               2003        1.000             1.117              33,112

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----   -------------    -------------      ---------------
   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.543              1.927            665,125
                                                               2004        1.263              1.543             60,640
                                                               2003        1.000              1.263                  -

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2005        1.365              1.474          1,468,418
                                                               2004        1.176              1.365            334,841
                                                               2003        1.000              1.176                  -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.320              1.408            839,302
                                                               2004        1.161              1.320            186,548
                                                               2003        1.000              1.161                  -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (2/01)             2005        1.220              1.246            421,906
                                                               2004        1.130              1.220            138,787
                                                               2003        1.000              1.130             46,185

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (5/02)                                             2005        1.224              1.318                  -
                                                               2004        1.145              1.224                  -
                                                               2003        1.000              1.145                  -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                               2005        1.195              1.213                  -
                                                               2004        1.125              1.195                  -
                                                               2003        1.000              1.125                  -

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2005        1.142              1.205                  -
                                                               2004        1.077              1.142                  -
                                                               2003        1.000              1.077                  -

   Global Life Sciences Portfolio - Service Shares (5/00)      2005        1.250              1.376                  -
                                                               2004        1.117              1.250                  -
                                                               2003        1.000              1.117                  -

   Global Technology Portfolio - Service Shares (5/00)         2005        1.182              1.291                  -
                                                               2004        1.199              1.182                  -
                                                               2003        1.000              1.199                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Worldwide Growth Portfolio - Service Shares (5/00)          2005        1.169             1.209                   -
                                                               2004        1.142             1.169                   -
                                                               2003        1.000             1.142                   -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.320             1.345             318,467
                                                               2004        1.173             1.320              55,847
                                                               2003        1.000             1.173                   -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.259             1.273             640,552
                                                               2004        1.140             1.259             215,528
                                                               2003        1.000             1.140                   -

   Mid-Cap Value Portfolio (5/03)                              2005        1.405             1.490             911,562
                                                               2004        1.156             1.405             195,242
                                                               2003        1.000             1.156                   -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2005        1.069             1.108                   -
                                                               2004        1.000             1.069                   -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.116             1.116           1,721,354
                                                               2004        1.046             1.116             321,614
                                                               2003        1.000             1.046                   -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.053             1.057           3,359,573
                                                               2004        1.025             1.053             692,716
                                                               2003        1.000             1.025              79,184

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        1.187             1.247                   -
                                                               2004        1.126             1.187                   -
                                                               2003        1.000             1.126                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------     -------------      ---------------
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.344              1.477                  -
                                                               2004        1.180              1.344                  -
                                                               2003        1.000              1.180                  -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.529              1.603            203,460
                                                               2004        1.236              1.529             26,473
                                                               2003        1.000              1.236                  -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2005        1.242              1.266             47,544
                                                               2004        1.170              1.242             47,407
                                                               2003        1.000              1.170                  -

   Investors Fund - Class I (5/01)                             2005        1.240              1.295             30,398
                                                               2004        1.147              1.240                866
                                                               2003        1.000              1.147                  -

   Large Cap Growth Fund - Class I (5/02)                      2005        1.145              1.180                  -
                                                               2004        1.162              1.145                  -
                                                               2003        1.000              1.162                  -

   Small Cap Growth Fund - Class I (3/01)                      2005        1.395              1.433             87,329
                                                               2004        1.237              1.395             25,125
                                                               2003        1.000              1.237                  -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.186              1.264            197,321
                                                               2004        1.137              1.186             11,931
                                                               2003        1.000              1.137                  -

   Convertible Securities Portfolio (5/00)                     2005        1.149              1.130                  -
                                                               2004        1.103              1.149                  -
                                                               2003        1.000              1.103                  -

   Disciplined Mid Cap Stock Portfolio (5/00)                  2005        1.337              1.473                  -
                                                               2004        1.172              1.337                  -
                                                               2003        1.000              1.172                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Equity Income Portfolio (4/00)                              2005        1.219             1.248             597,391
                                                               2004        1.133             1.219              63,101
                                                               2003        1.000             1.133              21,231

   Federated High Yield Portfolio (5/00)                       2005        1.180             1.185                   -
                                                               2004        1.091             1.180                   -
                                                               2003        1.000             1.091                   -

   Federated Stock Portfolio (5/00)                            2005        1.241             1.281                   -
                                                               2004        1.146             1.241                   -
                                                               2003        1.000             1.146                   -

   Large Cap Portfolio (11/99)                                 2005        1.172             1.249              44,437
                                                               2004        1.123             1.172              14,345
                                                               2003        1.000             1.123                   -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.000             1.074               4,241

   Managed Allocation Series: Conservative Portfolio (8/05)    2005        1.021             1.028                   -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.002             1.043             598,255

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000             1.062             914,988

   Managed Allocation Series: Moderate-Conservative
   Portfolio (5/05)                                            2005        1.000             1.035             117,413

   Mercury Large Cap Core Portfolio (8/00)                     2005        1.237             1.358              95,543
                                                               2004        1.090             1.237              10,421
                                                               2003        1.000             1.090               1,812

   MFS Emerging Growth Portfolio (4/00)                        2005        1.221             1.184                   -
                                                               2004        1.106             1.221              18,394
                                                               2003        1.000             1.106                   -

   MFS Mid Cap Growth Portfolio (5/00)                         2005        1.265             1.278              44,347
                                                               2004        1.132             1.265                   -
                                                               2003        1.000             1.132                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   MFS Total Return Portfolio (6/00)                           2005        1.178             1.188           2,684,475
                                                               2004        1.079             1.178             984,342
                                                               2003        1.000             1.079              69,945

   MFS Value Portfolio (5/04)                                  2005        1.117             1.165             914,698
                                                               2004        1.000             1.117             116,014

   Mondrian International Stock Portfolio (5/00)               2005        1.314             1.410             514,753
                                                               2004        1.159             1.314             113,964
                                                               2003        1.000             1.159                   -

   Pioneer Fund Portfolio (5/03)                               2005        1.227             1.274             168,161
                                                               2004        1.127             1.227              90,074
                                                               2003        1.000             1.127              13,260

   Pioneer Mid Cap Value Portfolio (6/05)                      2005        1.019             1.059              37,255

   Pioneer Strategic Income Portfolio (5/00)                   2005        1.173             1.191             848,537
                                                               2004        1.079             1.173             288,907
                                                               2003        1.000             1.079                   -

   Strategic Equity Portfolio (11/99)                          2005        1.206             1.206                   -
                                                               2004        1.117             1.206                   -
                                                               2003        1.000             1.117                   -

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000             1.133              34,973

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        0.987             1.105              31,332

   Travelers Quality Bond Portfolio (5/00)                     2005        1.037             1.032                   -
                                                               2004        1.024             1.037                   -
                                                               2003        1.000             1.024                   -

   U.S. Government Securities Portfolio (5/04)                 2005        1.048             1.071                   -
                                                               2004        1.000             1.048                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------     -------------     ---------------
Travelers Series Fund Inc.

   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.989              0.991            611,166
                                                               2004        0.997              0.989             41,912
                                                               2003        1.000              0.997             13,532

   Social Awareness Stock Portfolio (5/04)                     2005        1.078              1.103                  -
                                                               2004        1.000              1.078                  -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                 2005        1.307              1.333                  -
                                                               2004        1.136              1.307                  -
                                                               2003        1.000              1.136                  -

   Enterprise Portfolio - Class II Shares (5/01)               2005        1.152              1.218                  -
                                                               2004        1.133              1.152                  -
                                                               2003        1.000              1.133                  -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (5/00)             2005        1.287              1.471                  -
                                                               2004        1.141              1.287                  -
                                                               2003        1.000              1.141                  -

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (5/01)                                                      2005        1.097              1.297                  -
                                                               2004        1.105              1.097                  -
                                                               2003        1.000              1.105                  -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.463              1.692            753,845
                                                               2004        1.198              1.463            122,159
                                                               2003        1.000              1.198              1,675

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------     -------------     ---------------
   Capital Appreciation Fund (5/00)                            2005        1.340              1.551                 -
                                                               2004        1.145              1.340                 -
                                                               2003        1.000              1.145                 -

   High Yield Bond Trust (5/04)                                2005        1.065              1.057                 -
                                                               2004        1.000              1.065                 -

   Managed Assets Trust (5/04)                                 2005        1.073              1.091                 -
                                                               2004        1.000              1.073                 -

   Money Market Portfolio (2/98)                               2005        0.984              0.991                 -
                                                               2004        0.994              0.984                 -
                                                               2003        1.000              0.994                 -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        1.152              1.191                 -
                                                               2004        1.112              1.152                 -
                                                               2003        1.000              1.112                 -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.159              1.304                 -
                                                               2004        1.093              1.159                 -
                                                               2003        1.000              1.093                 -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.319              1.474            31,243
                                                               2004        1.187              1.319            14,907
                                                               2003        1.000              1.187                 -

   Growth Fund - Class 2 Shares (12/99)                        2005        1.266              1.440            17,786
                                                               2004        1.149              1.266             5,032
                                                               2003        1.000              1.149                 -

   Growth-Income Fund - Class 2 Shares (3/00)                  2005        1.239              1.284            48,714
                                                               2004        1.147              1.239            22,820
                                                               2003        1.000              1.147                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------     -------------     ---------------
Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)       2005        1.496              1.875                  -
                                                               2004        1.223              1.496                  -
                                                               2003        1.000              1.223                  -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)            2005        1.470              1.543                  -
                                                               2004        1.143              1.470                  -
                                                               2003        1.000              1.143                  -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (5/00)                                                      2005        1.144              1.169                  -
                                                               2004        1.112              1.144                  -
                                                               2003        1.000              1.112                  -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (5/00)                                               2005        1.252              1.297                  -
                                                               2004        1.148              1.252                  -
                                                               2003        1.000              1.148                  -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.201              1.295                  -
                                                               2004        1.074              1.201                  -
                                                               2003        1.000              1.074                  -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.199              1.293                  -
                                                               2004        1.067              1.199                  -
                                                               2003        1.000              1.067                  -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.232              1.334              3,067
                                                               2004        1.117              1.232                  -
                                                               2003        1.000              1.117                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------     -------------     ---------------
   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.542             1.924              13,893
                                                               2004        1.263             1.542              10,047
                                                               2003        1.000             1.263                   -

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2005        1.364             1.472              13,723
                                                               2004        1.175             1.364               7,082
                                                               2003        1.000             1.175                   -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.319             1.406                   -
                                                               2004        1.161             1.319                   -
                                                               2003        1.000             1.161                   -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (2/01)             2005        1.219             1.245                   -
                                                               2004        1.130             1.219                   -
                                                               2003        1.000             1.130                   -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (5/02)                                             2005        1.223             1.316                   -
                                                               2004        1.145             1.223                   -
                                                               2003        1.000             1.145                   -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                               2005        1.194             1.212                   -
                                                               2004        1.125             1.194                   -
                                                               2003        1.000             1.125                   -

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2005        1.142             1.204                   -
                                                               2004        1.077             1.142                   -
                                                               2003        1.000             1.077                   -

   Global Life Sciences Portfolio - Service Shares (5/00)      2005        1.249             1.374                   -
                                                               2004        1.117             1.249                   -
                                                               2003        1.000             1.117                   -

   Global Technology Portfolio - Service Shares (5/00)         2005        1.181             1.290                   -
                                                               2004        1.199             1.181                   -
                                                               2003        1.000             1.199                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------     -------------     ---------------
   Worldwide Growth Portfolio - Service Shares (5/00)          2005        1.168             1.208                       -
                                                               2004        1.141             1.168                   -
                                                               2003        1.000             1.141                   -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.320             1.344                   -
                                                               2004        1.173             1.320                   -
                                                               2003        1.000             1.173                   -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.258             1.272                   -
                                                               2004        1.140             1.258                   -
                                                               2003        1.000             1.140                   -

   Mid-Cap Value Portfolio (5/03)                              2005        1.404             1.488              16,134
                                                               2004        1.156             1.404               6,909
                                                               2003        1.000             1.156                   -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2005        1.069             1.107                   -
                                                               2004        1.000             1.069                   -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.115             1.115              15,721
                                                               2004        1.046             1.115              15,726
                                                               2003        1.000             1.046                   -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.052             1.056               2,887
                                                               2004        1.024             1.052                   -
                                                               2003        1.000             1.024                   -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        1.186             1.246                   -
                                                               2004        1.126             1.186                   -
                                                               2003        1.000             1.126                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------     -------------     ---------------
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.343             1.475                   -
                                                               2004        1.180             1.343                   -
                                                               2003        1.000             1.180                   -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.528             1.601               8,267
                                                               2004        1.236             1.528               4,239
                                                               2003        1.000             1.236                   -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2005        1.241             1.264                   -
                                                               2004        1.170             1.241                   -
                                                               2003        1.000             1.170                   -

   Investors Fund - Class I (5/01)                             2005        1.240             1.293                   -
                                                               2004        1.147             1.240                   -
                                                               2003        1.000             1.147                   -

   Large Cap Growth Fund - Class I (5/02)                      2005        1.144             1.179                   -
                                                               2004        1.162             1.144                   -
                                                               2003        1.000             1.162                   -

   Small Cap Growth Fund - Class I (3/01)                      2005        1.394             1.432               9,176
                                                               2004        1.236             1.394               4,623
                                                               2003        1.000             1.236                   -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.185             1.262                   -
                                                               2004        1.136             1.185                   -
                                                               2003        1.000             1.136                   -

   Convertible Securities Portfolio (5/00)                     2005        1.148             1.128                   -
                                                               2004        1.103             1.148                   -
                                                               2003        1.000             1.103                   -

   Disciplined Mid Cap Stock Portfolio (5/00)                  2005        1.336             1.471                   -
                                                               2004        1.172             1.336                   -
                                                               2003        1.000             1.172                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------     -------------    ---------------
   Equity Income Portfolio (4/00)                              2005        1.218            1.246                   -
                                                               2004        1.132            1.218                   -
                                                               2003        1.000            1.132                   -

   Federated High Yield Portfolio (5/00)                       2005        1.179            1.184                   -
                                                               2004        1.091            1.179                   -
                                                               2003        1.000            1.091                   -

   Federated Stock Portfolio (5/00)                            2005        1.241            1.279                   -
                                                               2004        1.146            1.241                   -
                                                               2003        1.000            1.146                   -

   Large Cap Portfolio (11/99)                                 2005        1.172            1.247                   -
                                                               2004        1.123            1.172                   -
                                                               2003        1.000            1.123                   -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.000            1.074                   -

   Managed Allocation Series: Conservative Portfolio (8/05)    2005        1.021            1.027                   -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.002            1.043                   -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000            1.062                   -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (5/05)                                            2005        1.000            1.034                   -

   Mercury Large Cap Core Portfolio (8/00)                     2005        1.236            1.357                   -
                                                               2004        1.090            1.236                   -
                                                               2003        1.000            1.090                   -

   MFS Emerging Growth Portfolio (4/00)                        2005        1.220            1.183                   -
                                                               2004        1.105            1.220                   -
                                                               2003        1.000            1.105                   -

   MFS Mid Cap Growth Portfolio (5/00)                         2005        1.264            1.276                   -
                                                               2004        1.132            1.264                   -
                                                               2003        1.000            1.132                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   MFS Total Return Portfolio (6/00)                           2005        1.177             1.187               3,398
                                                               2004        1.078             1.177                   -
                                                               2003        1.000             1.078                   -

   MFS Value Portfolio (5/04)                                  2005        1.117             1.164                   -
                                                               2004        1.000             1.117                   -

   Mondrian International Stock Portfolio (5/00)               2005        1.313             1.408                   -
                                                               2004        1.158             1.313                   -
                                                               2003        1.000             1.158                   -

   Pioneer Fund Portfolio (5/03)                               2005        1.226             1.273                   -
                                                               2004        1.127             1.226                   -
                                                               2003        1.000             1.127                   -

   Pioneer Mid Cap Value Portfolio (6/05)                      2005        1.019             1.059                   -

   Pioneer Strategic Income Portfolio (5/00)                   2005        1.172             1.190               1,813
                                                               2004        1.079             1.172                   -
                                                               2003        1.000             1.079                   -

   Strategic Equity Portfolio (11/99)                          2005        1.205             1.204                   -
                                                               2004        1.116             1.205                   -
                                                               2003        1.000             1.116                   -

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000             1.132                   -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        0.986             1.105                   -

   Travelers Quality Bond Portfolio (5/00)                     2005        1.036             1.031                   -
                                                               2004        1.024             1.036                   -
                                                               2003        1.000             1.024                   -

   U.S. Government Securities Portfolio (5/04)                 2005        1.047             1.070                   -
                                                               2004        1.000             1.047                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.988             0.990               7,492
                                                               2004        0.997             0.988               4,396
                                                               2003        1.000             0.997                   -

   Social Awareness Stock Portfolio (5/04)                     2005        1.078             1.102                   -
                                                               2004        1.000             1.078                   -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                 2005        1.306             1.332                   -
                                                               2004        1.136             1.306                   -
                                                               2003        1.000             1.136                   -

   Enterprise Portfolio - Class II Shares (5/01)               2005        1.151             1.216                   -
                                                               2004        1.133             1.151                   -
                                                               2003        1.000             1.133                   -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class 2 (5/00)             2005        1.286             1.469                   -
                                                               2004        1.141             1.286                   -
                                                               2003        1.000             1.141                   -

   Dynamic Capital Appreciation Portfolio - Service Class 2
   (5/01)                                                      2005        1.096             1.295                   -
                                                               2004        1.105             1.096                   -
                                                               2003        1.000             1.105                   -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.462             1.690               2,304
                                                               2004        1.198             1.462                   -
                                                               2003        1.000             1.198                   -

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                       SEPARATE ACCOUNT CHARGES 2.20% (B)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------     ---------------
   Capital Appreciation Fund (5/00)                            2005        1.384            1.600                   -
                                                               2004        1.183            1.384                   -
                                                               2003        0.968            1.183                   -
                                                               2002        1.000            0.968                   -

   High Yield Bond Trust (5/04)                                2005        1.064            1.055                   -
                                                               2004        1.000            1.064                   -

   Managed Assets Trust (5/04)                                 2005        1.072            1.089                   -
                                                               2004        1.000            1.072                   -

   Money Market Portfolio (2/98)                               2005        0.974            0.980                   -
                                                               2004        0.985            0.974                   -
                                                               2003        0.999            0.985                   -
                                                               2002        1.000            0.999                   -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        1.219            1.260                   -
                                                               2004        1.178            1.219                   -
                                                               2003        0.963            1.178                   -
                                                               2002        1.000            0.963                   -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.212            1.362                   -
                                                               2004        1.144            1.212                   -
                                                               2003        0.948            1.144                   -
                                                               2002        1.000            0.948                   -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.446            1.614              67,669
                                                               2004        1.303            1.446               9,897
                                                               2003        0.984            1.303                   -
                                                               2002        1.000            0.984                   -

   Growth Fund - Class 2 Shares (12/99)                        2005        1.415            1.608             214,682
                                                               2004        1.285            1.415              76,812

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------     ---------------
   Growth Fund - Class 2 Shares  (continued)                   2003        0.960            1.285                   -
                                                               2002        1.000            0.960                   -

   Growth-Income Fund - Class 2 Shares (3/00)                  2005        1.358            1.406             103,828
                                                               2004        1.258            1.358              46,024
                                                               2003        0.971            1.258                   -
                                                               2002        1.000            0.971                   -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/00)       2005        1.677            2.100                   -
                                                               2004        1.373            1.677                   -
                                                               2003        0.982            1.373                   -
                                                               2002        1.000            0.982                   -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)            2005        1.694            1.776                   -
                                                               2004        1.318            1.694                   -
                                                               2003        1.005            1.318                   -
                                                               2002        1.000            1.005                   -

Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
   (5/00)                                                      2005        1.183            1.208                   -
                                                               2004        1.151            1.183                   -
                                                               2003        0.971            1.151                   -
                                                               2002        1.000            0.971                   -

   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (5/00)                                               2005        1.370            1.418                   -
                                                               2004        1.258            1.370                   -
                                                               2003        0.976            1.258                   -
                                                               2002        1.000            0.976                   -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.199            1.293                   -
                                                               2004        1.073            1.199                   -
                                                               2003        1.000            1.073                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.197             1.290              19,251
                                                               2004        1.067             1.197                   -
                                                               2003        1.000             1.067                   -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.341             1.450              26,983
                                                               2004        1.217             1.341                   -
                                                               2003        0.994             1.217                   -
                                                               2002        1.000             0.994                   -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.757             2.190              60,556
                                                               2004        1.440             1.757               6,217
                                                               2003        1.000             1.440                   -

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2005        1.483             1.598              85,320
                                                               2004        1.279             1.483               7,327
                                                               2003        0.989             1.279                   -
                                                               2002        1.000             0.989                   -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.433             1.526               5,708
                                                               2004        1.262             1.433                   -
                                                               2003        0.976             1.262                   -
                                                               2002        1.000             0.976                   -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (2/01)             2005        1.303             1.329                   -
                                                               2004        1.208             1.303                   -
                                                               2003        0.967             1.208                   -
                                                               2002        1.000             0.967                   -

   Salomon Brothers Variable Aggressive Growth Fund - Class
   I Shares (5/02)                                             2005        1.388             1.493                   -
                                                               2004        1.301             1.388                   -
                                                               2003        0.949             1.301                   -
                                                               2002        1.000             0.949                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                               2005        1.306             1.324                   -
                                                               2004        1.231             1.306                   -
                                                               2003        0.967             1.231                   -
                                                               2002        1.000             0.967                   -

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/00)                  2005        1.172             1.234                   -
                                                               2004        1.106             1.172                   -
                                                               2003        0.994             1.106                   -
                                                               2002        1.000             0.994                   -

   Global Life Sciences Portfolio - Service Shares (5/00)      2005        1.363             1.498                   -
                                                               2004        1.220             1.363                   -
                                                               2003        0.988             1.220                   -
                                                               2002        1.000             0.988                   -

   Global Technology Portfolio - Service Shares (5/00)         2005        1.331             1.453                   -
                                                               2004        1.353             1.331                   -
                                                               2003        0.944             1.353                   -
                                                               2002        1.000             0.944                   -

   Worldwide Growth Portfolio - Service Shares (5/00)          2005        1.212             1.252                   -
                                                               2004        1.185             1.212                   -
                                                               2003        0.980             1.185                   -
                                                               2002        1.000             0.980                   -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.493             1.519                   -
                                                               2004        1.329             1.493                   -
                                                               2003        1.000             1.329                   -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.364             1.378              38,601
                                                               2004        1.238             1.364               3,941
                                                               2003        1.000             1.238                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Mid-Cap Value Portfolio (5/03)                              2005        1.520              1.610             69,714
                                                               2004        1.253              1.520             11,391
                                                               2003        1.000              1.253                  -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2005        1.068              1.105                  -
                                                               2004        1.000              1.068                  -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.110              1.109            325,632
                                                               2004        1.042              1.110            237,615
                                                               2003        1.000              1.042             27,845

   Total Return Portfolio - Administrative Class (5/01)        2005        1.067              1.069             57,561
                                                               2004        1.040              1.067              1,618
                                                               2003        1.012              1.040                  -
                                                               2002        1.000              1.012                  -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        1.302              1.366                  -
                                                               2004        1.237              1.302                  -
                                                               2003        0.958              1.237                  -
                                                               2002        1.000              0.958                  -

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.421              1.560                  -
                                                               2004        1.250              1.421                  -
                                                               2003        0.994              1.250                  -
                                                               2002        1.000              0.994                  -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.765              1.848             23,633
                                                               2004        1.430              1.765              9,211
                                                               2003        0.977              1.430                  -
                                                               2002        1.000              0.977                  -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2005        1.383              1.408                  -
                                                               2004        1.305              1.383                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------     ---------------
   All Cap Fund - Class I  (continued)                         2003        0.960           1.305                   -
                                                               2002        1.000           0.960                   -

   Investors Fund - Class I (5/01)                             2005        1.340           1.396                   -
                                                               2004        1.241           1.340                   -
                                                               2003        0.958           1.241                   -
                                                               2002        1.000           0.958                   -

   Large Cap Growth Fund - Class I (5/02)                      2005        1.336           1.375                   -
                                                               2004        1.358           1.336                   -
                                                               2003        0.961           1.358                   -
                                                               2002        1.000           0.961                   -

   Small Cap Growth Fund - Class I (3/01)                      2005        1.591           1.632                   -
                                                               2004        1.412           1.591                   -
                                                               2003        0.970           1.412                   -
                                                               2002        1.000           0.970                   -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.274           1.355              19,700
                                                               2004        1.223           1.274              19,700
                                                               2003        0.967           1.223                   -
                                                               2002        1.000           0.967                   -

   Convertible Securities Portfolio (5/00)                     2005        1.278           1.255                   -
                                                               2004        1.230           1.278                   -
                                                               2003        0.995           1.230                   -
                                                               2002        1.000           0.995                   -

   Disciplined Mid Cap Stock Portfolio (5/00)                  2005        1.456           1.602                   -
                                                               2004        1.278           1.456                   -
                                                               2003        0.977           1.278                   -
                                                               2002        1.000           0.977                   -

   Equity Income Portfolio (4/00)                              2005        1.322           1.351              49,399
                                                               2004        1.230           1.322                   -
                                                               2003        0.958           1.230                   -
                                                               2002        1.000           0.958                   -

   Federated High Yield Portfolio (5/00)                       2005        1.297           1.302                   -
                                                               2004        1.201           1.297                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------      ---------------
   Federated High Yield Portfolio  (continued)                 2003        1.003              1.201                  -
                                                               2002        1.000              1.003                  -

   Federated Stock Portfolio (5/00)                            2005        1.320              1.360                  -
                                                               2004        1.220              1.320                  -
                                                               2003        0.978              1.220                  -
                                                               2002        1.000              0.978                  -

   Large Cap Portfolio (11/99)                                 2005        1.228              1.306                  -
                                                               2004        1.179              1.228                  -
                                                               2003        0.966              1.179                  -
                                                               2002        1.000              0.966                  -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.000              1.074                  -

   Managed Allocation Series: Conservative Portfolio (8/05)    2005        1.020              1.027                  -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.002              1.042                  -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000              1.061                  -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (5/05)                                            2005        1.000              1.034                  -

   Mercury Large Cap Core Portfolio (8/00)                     2005        1.308              1.433              8,261
                                                               2004        1.153              1.308              8,261
                                                               2003        0.973              1.153                  -
                                                               2002        1.000              0.973                  -

   MFS Emerging Growth Portfolio (4/00)                        2005        1.353              1.311                  -
                                                               2004        1.227              1.353              7,169
                                                               2003        0.971              1.227                  -
                                                               2002        1.000              0.971                  -

   MFS Mid Cap Growth Portfolio (5/00)                         2005        1.457              1.469              6,707
                                                               2004        1.306              1.457                  -
                                                               2003        0.974              1.306                  -
                                                               2002        1.000              0.974                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                   PORTFOLIO NAME                              YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------        ----    -------------   -------------     ---------------
MFS Total Return Portfolio (6/00)                              2005        1.225           1.234                    -
                                                               2004        1.124           1.225                    -
                                                               2003        0.986           1.124                    -
                                                               2002        1.000           0.986                    -

MFS Value Portfolio (5/04)                                     2005        1.116           1.163                    -
                                                               2004        1.000           1.116                    -

Mondrian International Stock Portfolio (5/00)                  2005        1.426           1.528               24,266
                                                               2004        1.259           1.426               24,269
                                                               2003        1.001           1.259                    -
                                                               2002        1.000           1.001                    -

Pioneer Fund Portfolio (5/03)                                  2005        1.316           1.364                    -
                                                               2004        1.210           1.316                    -
                                                               2003        1.000           1.210                    -

Pioneer Mid Cap Value Portfolio (6/05)                         2005        1.019           1.058                    -

Pioneer Strategic Income Portfolio (5/00)                      2005        1.280           1.298                    -
                                                               2004        1.179           1.280                    -
                                                               2003        1.008           1.179                    -
                                                               2002        1.000           1.008                    -

Strategic Equity Portfolio (11/99)                             2005        1.355           1.353               18,478
                                                               2004        1.257           1.355               18,478
                                                               2003        0.969           1.257                    -
                                                               2002        1.000           0.969                    -

Style Focus Series: Small Cap Growth Portfolio (5/05)          2005        1.000           1.132                    -

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        0.986           1.104                    -

Travelers Quality Bond Portfolio (5/00)                        2005        1.072           1.066                    -
                                                               2004        1.061           1.072                    -
                                                               2003        1.014           1.061                    -
                                                               2002        1.000           1.014                    -

U.S. Government Securities Portfolio (5/04)                    2005        1.047           1.068                    -
                                                               2004        1.000           1.047                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                   PORTFOLIO NAME                              YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------        ----    -------------   -------------     ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.987           0.988               21,058
                                                               2004        0.997           0.987                6,036
                                                               2003        1.000           0.997                1,321

   Social Awareness Stock Portfolio (5/04)                     2005        1.077           1.100                    -
                                                               2004        1.000           1.077                    -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/01)                 2005        1.432           1.458                    -
                                                               2004        1.247           1.432                    -
                                                               2003        0.974           1.247                    -
                                                               2002        1.000           0.974                    -

   Enterprise Portfolio - Class II Shares (5/01)               2005        1.206           1.273                    -
                                                               2004        1.188           1.206                    -
                                                               2003        0.966           1.188                    -
                                                               2002        1.000           0.966                    -

Variable Insurance Products Fund
   Contrafund << Portfolio - Service Class 2 (5/00)            2005        1.400           1.598                    -
                                                               2004        1.243           1.400                    -
                                                               2003        0.991           1.243                    -
                                                               2002        1.000           0.991                    -

   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (5/01)                                              2005        1.154           1.363                    -
                                                               2004        1.165           1.154                    -
                                                               2003        0.953           1.165                    -
                                                               2002        1.000           0.953                    -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.626           1.878               23,778
                                                               2004        1.334           1.626                    -
                                                               2003        0.986           1.334                    -
                                                               2002        1.000           0.986                    -

                                     NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.

On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into the Traveler Series Trust: MFS Mid Cap Growth Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by the Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.

On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares, and is no longer available as a funding option.

On 02/25/2005, The Neuberger Berman Equity Assets: Newberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.

On 02/25/2005, The Greenwich Street Series Funds:Diversified Strategic Income Portfolio was replaced by the Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.

On 02/25/2005, The Smith Barney Equity Funds: Smith Barney Social Awareness Fund
- Class A was replaced by the Travelers Series Fund, Inc: Social Awareness Stock Portfolio, and is no longer available as a funding option.

On 02/25/2005, The Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by the Travelers Series Trust: U.S. Government Securities Portfolio, and is no longer available as a funding option.

AIM Variable Insurance Funds, Inc.: AIM Premier Equity Fund - Series I is no longer available to new contract owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.

Janus Aspen Series: Balanced Portfolio - Service Shares - is no longer available to new contract owners.

Janus Aspen Series: Global Life Sciences Portfolio - Service Share is no longer available to new contract owners.

Janus Aspen Series: World Wide Growth Portfolio - Service Shares is no longer available to new contract holders.

Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Share is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.

Van Kampen Life Investment Trust: Enterprise Portfolio - Class II Shares is no longer available to new contract holders.

AIM V.I. Premier Equity Fund - Series I is no longer available to new contract owners.

Credit Suisse Emerging Markets Portfolio is no longer available to new contract owners.

Fixed Fund is no longer available to new contract owners.

Janus Aspen Balanced Portfolio - Service Shares is no longer available to new contract owners.

Janus Aspen Global Life Sciences Portfolio - Service Shares is no longer available to new contract owners.

                            VINTAGE XTRA -- SERIES II

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.65%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Capital Appreciation Fund (5/00)                            2005        1.348           1.567               12,756
                                                               2004        1.147           1.348                    -
                                                               2003        1.000           1.147                    -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.227           1.263               70,443
                                                               2004        1.122           1.227               47,564
                                                               2003        1.000           1.122                    -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.167           1.318            126,621
                                                               2004        1.095           1.167            127,017
                                                               2003        1.000           1.095                  -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.328           1.490            414,331
                                                               2004        1.189           1.328            209,668
                                                               2003        1.000           1.189             11,198

   Growth Fund - Class 2 Shares (12/99)                        2005        1.274           1.456          1,448,021
                                                               2004        1.151           1.274            594,397
                                                               2003        1.000           1.151                  -

   Growth-Income Fund - Class 2 Shares (3/00)                  2005        1.247           1.298          1,466,940
                                                               2004        1.149           1.247            707,032
                                                               2003        1.000           1.149             24,831

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)            2005        1.480           1.560             50,289
                                                               2004        1.145           1.480                  -
                                                               2003        1.000           1.145                  -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.207           1.308                  -
                                                               2004        1.074           1.207                  -
                                                               2003        1.000           1.074                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.205           1.305              116,365
                                                               2004        1.067           1.205                    -
                                                               2003        1.000           1.067                    -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000           1.051              157,029

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (4/00)                                               2005        1.310           1.350               80,057
                                                               2004        1.194           1.310               79,792
                                                               2003        1.000           1.194                8,288

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.240           1.348              255,651
                                                               2004        1.119           1.240               93,925
                                                               2003        1.000           1.119                2,394

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.552           1.945              212,727
                                                               2004        1.265           1.552              109,299
                                                               2003        1.000           1.265                7,153

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2005        1.373           1.488              687,128
                                                               2004        1.177           1.373              208,807
                                                               2003        1.000           1.177                    -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.327           1.421              169,003
                                                               2004        1.163           1.327               14,468
                                                               2003        1.000           1.163                    -

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2005        1.200           1.231              224,437
                                                               2004        1.121           1.200              135,134
                                                               2003        1.000           1.121               11,777

   Diversified Strategic Income Portfolio (2/01)               2005        1.112           1.122              244,418
                                                               2004        1.059           1.112              165,730
                                                               2003        1.000           1.059                7,260

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------   -------------     ---------------
   Equity Index Portfolio - Class II Shares (2/01)             2005        1.227           1.258              263,534
                                                               2004        1.132           1.227              165,512
                                                               2003        1.000           1.132                2,383

   Fundamental Value Portfolio (4/01)                          2005        1.246           1.284              397,176
                                                               2004        1.171           1.246              184,304
                                                               2003        1.000           1.171                    -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.355           1.493               47,414
                                                               2004        1.144           1.355                6,353
                                                               2003        1.000           1.144                    -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.328           1.358              137,803
                                                               2004        1.175           1.328               42,276
                                                               2003        1.000           1.175                    -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.266           1.286              152,335
                                                               2004        1.142           1.266               75,347
                                                               2003        1.000           1.142                    -

   Mid-Cap Value Portfolio (5/03)                              2005        1.413           1.504              477,152
                                                               2004        1.158           1.413              220,095
                                                               2003        1.000           1.158                5,067

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.122           1.127              460,270
                                                               2004        1.048           1.122              152,537
                                                               2003        1.000           1.048                7,307

   Total Return Portfolio - Administrative Class (5/01)        2005        1.059           1.067            1,570,341
                                                               2004        1.026           1.059              184,224
                                                               2003        1.000           1.026                    -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.351           1.491                    -
                                                               2004        1.182           1.351                    -
                                                               2003        1.000           1.182                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.537           1.619              144,056
                                                               2004        1.238           1.537               31,452
                                                               2003        1.000           1.238                    -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2005        1.248           1.278               72,040
                                                               2004        1.172           1.248               72,054
                                                               2003        1.000           1.172                    -

   Investors Fund - Class I (5/01)                             2005        1.247           1.307               19,843
                                                               2004        1.149           1.247               19,843
                                                               2003        1.000           1.149                    -

   Small Cap Growth Fund - Class I (3/01)                      2005        1.402           1.447               55,569
                                                               2004        1.239           1.402               31,281
                                                               2003        1.000           1.239                    -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.122           1.101               34,881
                                                               2004        1.103           1.122                  326
                                                               2003        1.000           1.103                    -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.167           1.220                6,478
                                                               2004        1.153           1.167                6,481
                                                               2003        1.000           1.153                    -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.186           1.228            1,539,307
                                                               2004        1.131           1.186            1,197,888
                                                               2003        1.000           1.131               18,486

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.127           1.155            1,067,047
                                                               2004        1.091           1.127              566,801
                                                               2003        1.000           1.091                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.238           1.298              847,950
                                                               2004        1.142           1.238              216,095
                                                               2003        1.000           1.142                    -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.180           1.202              156,295
                                                               2004        1.124           1.180               53,951
                                                               2003        1.000           1.124                    -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.193           1.276               45,298
                                                               2004        1.138           1.193                    -
                                                               2003        1.000           1.138                    -

   Equity Income Portfolio (4/00)                              2005        1.226           1.260               90,175
                                                               2004        1.134           1.226               60,231
                                                               2003        1.000           1.134                    -

   Large Cap Portfolio (11/99)                                 2005        1.179           1.260               39,091
                                                               2004        1.125           1.179                9,902
                                                               2003        1.000           1.125                    -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.000           1.077                    -

   Managed Allocation Series: Conservative Portfolio (8/05)    2005        1.022           1.030                    -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.002           1.046              228,625

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000           1.064                    -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (5/05)                                            2005        1.000           1.037                3,439

   Mercury Large Cap Core Portfolio (8/00)                     2005        1.244           1.371              103,469
                                                               2004        1.091           1.244                    -
                                                               2003        1.000           1.091                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------          ----    -------------   -------------     ---------------
MFS Emerging Growth Portfolio (4/00)                           2005        1.228           1.191                    -
                                                               2004        1.107           1.228               19,369
                                                               2003        1.000           1.107                    -

MFS Mid Cap Growth Portfolio (5/00)                            2005        1.272           1.290               72,204
                                                               2004        1.134           1.272                    -
                                                               2003        1.000           1.134                    -

MFS Total Return Portfolio (6/00)                              2005        1.185           1.200              933,290
                                                               2004        1.080           1.185              545,728
                                                               2003        1.000           1.080                    -

MFS Value Portfolio (5/04)                                     2005        1.120           1.173               96,637
                                                               2004        1.000           1.120                    -

Mondrian International Stock Portfolio (5/00)                  2005        1.321           1.423              153,843
                                                               2004        1.160           1.321              109,099
                                                               2003        1.000           1.160                1,167

Pioneer Fund Portfolio (5/03)                                  2005        1.234           1.286               30,287
                                                               2004        1.129           1.234               24,600
                                                               2003        1.000           1.129                    -

Pioneer Mid Cap Value Portfolio (6/05)                         2005        1.020           1.062                    -

Pioneer Strategic Income Portfolio (5/00)                      2005        1.179           1.203              374,138
                                                               2004        1.081           1.179              117,524
                                                               2003        1.000           1.081                    -

Strategic Equity Portfolio (11/99)                             2005        1.213           1.217                    -
                                                               2004        1.118           1.213                    -
                                                               2003        1.000           1.118                    -

Style Focus Series: Small Cap Growth Portfolio (5/05)          2005        1.000           1.135                    -

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        0.987           1.108                    -

Travelers Managed Income Portfolio (5/01)                      2005        1.043           1.040              240,856
                                                               2004        1.031           1.043              303,771
                                                               2003        1.000           1.031                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------   -------------     ---------------
   Van Kampen Enterprise Portfolio (8/00)                      2005        1.155           1.225                1,656
                                                               2004        1.130           1.155                    -
                                                               2003        1.000           1.130                    -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.994           1.001              175,675
                                                               2004        0.999           0.994              116,252
                                                               2003        1.000           0.999                    -

   Smith Barney Aggressive Growth Portfolio (12/99)            2005        1.230           1.351              698,240
                                                               2004        1.138           1.230              414,907
                                                               2003        1.000           1.138               15,556

   Smith Barney High Income Portfolio (5/01)                   2005        1.198           1.210              363,925
                                                               2004        1.103           1.198              139,420
                                                               2003        1.000           1.103                    -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        1.156           1.196              245,369
                                                               2004        1.171           1.156               62,721
                                                               2003        1.000           1.171                    -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.260           1.343               91,898
                                                               2004        1.160           1.260               60,929
                                                               2003        1.000           1.160               11,142

   Smith Barney Money Market Portfolio (7/00)                  2005        0.988           0.999              438,507
                                                               2004        0.996           0.988               93,816
                                                               2003        1.000           0.996               98,846

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2005        1.176           1.249                    -
                                                               2004        1.117           1.176                    -
                                                               2003        1.000           1.117                    -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.406           1.451              127,518
                                                               2004        1.237           1.406               79,725
                                                               2003        1.000           1.237                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                   PORTFOLIO NAME                              YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------             ----    -------------   -------------     ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (12/99)             2005        1.297           1.490              565,618
                                                               2004        1.143           1.297              302,203
                                                               2003        1.000           1.143                    -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.471           1.708              573,698
                                                               2004        1.200           1.471              335,336
                                                               2003        1.000           1.200                    -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Capital Appreciation Fund (5/00)                            2005        1.347           1.566                    -
                                                               2004        1.146           1.347                    -
                                                               2003        1.000           1.146                    -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.226           1.261                    -
                                                               2004        1.122           1.226                    -
                                                               2003        1.000           1.122                    -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.166           1.316                    -
                                                               2004        1.095           1.166                    -
                                                               2003        1.000           1.095                    -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.327           1.488                    -
                                                               2004        1.189           1.327                    -
                                                               2003        1.000           1.189                    -

   Growth Fund - Class 2 Shares (12/99)                        2005        1.273           1.454               68,685
                                                               2004        1.151           1.273                    -
                                                               2003        1.000           1.151                    -

   Growth-Income Fund - Class 2 Shares (3/00)                  2005        1.246           1.297               41,770
                                                               2004        1.148           1.246                    -
                                                               2003        1.000           1.148                    -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)            2005        1.479           1.558                    -
                                                               2004        1.145           1.479                    -
                                                               2003        1.000           1.145                    -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.206           1.306                    -
                                                               2004        1.074           1.206                    -
                                                               2003        1.000           1.074                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------   -------------     ---------------
   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.204           1.304                    -
                                                               2004        1.067           1.204                    -
                                                               2003        1.000           1.067                    -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000           1.050                    -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (4/00)                                               2005        1.309           1.348                    -
                                                               2004        1.194           1.309                    -
                                                               2003        1.000           1.194                    -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.239           1.347                    -
                                                               2004        1.119           1.239                    -
                                                               2003        1.000           1.119                    -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.551           1.943                4,083
                                                               2004        1.265           1.551                    -
                                                               2003        1.000           1.265                    -

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2005        1.372           1.486               17,058
                                                               2004        1.177           1.372                    -
                                                               2003        1.000           1.177                    -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.326           1.420                    -
                                                               2004        1.163           1.326                    -
                                                               2003        1.000           1.163                    -

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2005        1.199           1.230                    -
                                                               2004        1.121           1.199                    -
                                                               2003        1.000           1.121                    -

   Diversified Strategic Income Portfolio (2/01)               2005        1.111           1.120                    -
                                                               2004        1.059           1.111                    -
                                                               2003        1.000           1.059                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------   -------------     ---------------
   Equity Index Portfolio - Class II Shares (2/01)             2005        1.226           1.257                    -
                                                               2004        1.131           1.226                    -
                                                               2003        1.000           1.131                    -

   Fundamental Value Portfolio (4/01)                          2005        1.245           1.283                    -
                                                               2004        1.170           1.245                    -
                                                               2003        1.000           1.170                    -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.354           1.492                    -
                                                               2004        1.143           1.354                    -
                                                               2003        1.000           1.143                    -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.327           1.357                    -
                                                               2004        1.175           1.327                    -
                                                               2003        1.000           1.175                    -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.265           1.284               25,228
                                                               2004        1.142           1.265                    -
                                                               2003        1.000           1.142                    -

   Mid-Cap Value Portfolio (5/03)                              2005        1.412           1.502               39,532
                                                               2004        1.158           1.412                    -
                                                               2003        1.000           1.158                    -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.121           1.126                    -
                                                               2004        1.047           1.121                    -
                                                               2003        1.000           1.047                    -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.058           1.066               55,696
                                                               2004        1.026           1.058                    -
                                                               2003        1.000           1.026                    -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.350           1.490                    -
                                                               2004        1.182           1.350                    -
                                                               2003        1.000           1.182                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.536           1.617                4,769
                                                               2004        1.238           1.536                    -
                                                               2003        1.000           1.238                    -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2005        1.248           1.276                    -
                                                               2004        1.172           1.248                    -
                                                               2003        1.000           1.172                    -

   Investors Fund - Class I (5/01)                             2005        1.246           1.305                    -
                                                               2004        1.149           1.246                    -
                                                               2003        1.000           1.149                    -

   Small Cap Growth Fund - Class I (3/01)                      2005        1.401           1.445                    -
                                                               2004        1.238           1.401                    -
                                                               2003        1.000           1.238                    -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.121           1.100                    -
                                                               2004        1.103           1.121                    -
                                                               2003        1.000           1.103                    -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.166           1.219                    -
                                                               2004        1.153           1.166                    -
                                                               2003        1.000           1.153                    -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.185           1.226               34,680
                                                               2004        1.130           1.185               34,697
                                                               2003        1.000           1.130                    -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.126           1.154               35,321
                                                               2004        1.091           1.126               35,338
                                                               2003        1.000           1.091                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.238           1.296                    -
                                                               2004        1.142           1.238                    -
                                                               2003        1.000           1.142                    -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.180           1.201                    -
                                                               2004        1.124           1.180                    -
                                                               2003        1.000           1.124                    -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.192           1.274                    -
                                                               2004        1.138           1.192                    -
                                                               2003        1.000           1.138                    -

   Equity Income Portfolio (4/00)                              2005        1.225           1.258                    -
                                                               2004        1.134           1.225                    -
                                                               2003        1.000           1.134                    -

   Large Cap Portfolio (11/99)                                 2005        1.178           1.259                    -
                                                               2004        1.125           1.178                    -
                                                               2003        1.000           1.125                    -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.000           1.077                    -

   Managed Allocation Series: Conservative Portfolio (8/05)    2005        1.022           1.030                    -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.002           1.045                    -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000           1.064                    -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (5/05)                                            2005        1.000           1.037                    -

   Mercury Large Cap Core Portfolio (8/00)                     2005        1.243           1.370                    -
                                                               2004        1.091           1.243                    -
                                                               2003        1.000           1.091                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                   PORTFOLIO NAME                              YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------          ----    -------------   -------------     ---------------
MFS Emerging Growth Portfolio (4/00)                           2005        1.227           1.190                    -
                                                               2004        1.107           1.227                    -
                                                               2003        1.000           1.107                    -

MFS Mid Cap Growth Portfolio (5/00)                            2005        1.272           1.288                    -
                                                               2004        1.133           1.272                    -
                                                               2003        1.000           1.133                    -

MFS Total Return Portfolio (6/00)                              2005        1.184           1.198               65,233
                                                               2004        1.080           1.184                    -
                                                               2003        1.000           1.080                    -

MFS Value Portfolio (5/04)                                     2005        1.120           1.172               58,172
                                                               2004        1.000           1.120                    -

Mondrian International Stock Portfolio (5/00)                  2005        1.320           1.422               27,034
                                                               2004        1.160           1.320                    -
                                                               2003        1.000           1.160                    -

Pioneer Fund Portfolio (5/03)                                  2005        1.233           1.285                    -
                                                               2004        1.129           1.233                    -
                                                               2003        1.000           1.129                    -

Pioneer Mid Cap Value Portfolio (6/05)                         2005        1.020           1.061                    -

Pioneer Strategic Income Portfolio (5/00)                      2005        1.179           1.201                    -
                                                               2004        1.081           1.179                    -
                                                               2003        1.000           1.081                    -

Strategic Equity Portfolio (11/99)                             2005        1.212           1.216                    -
                                                               2004        1.118           1.212                    -
                                                               2003        1.000           1.118                    -

Style Focus Series: Small Cap Growth Portfolio (5/05)          2005        1.000           1.135                    -

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        0.987           1.108                    -

Travelers Managed Income Portfolio (5/01)                      2005        1.042           1.039                    -
                                                               2004        1.031           1.042                    -
                                                               2003        1.000           1.031                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
   Van Kampen Enterprise Portfolio (8/00)                      2005        1.154           1.223                 -
                                                               2004        1.130           1.154                 -
                                                               2003        1.000           1.130                 -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.993           0.999            34,065
                                                               2004        0.998           0.993                 -
                                                               2003        1.000           0.998                 -

   Smith Barney Aggressive Growth Portfolio (12/99)            2005        1.230           1.350            26,346
                                                               2004        1.137           1.230                 -
                                                               2003        1.000           1.137                 -

   Smith Barney High Income Portfolio (5/01)                   2005        1.198           1.208             2,569
                                                               2004        1.103           1.198                 -
                                                               2003        1.000           1.103                 -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        1.155           1.195            24,521
                                                               2004        1.170           1.155                 -
                                                               2003        1.000           1.170                 -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.259           1.341                 -
                                                               2004        1.160           1.259                 -
                                                               2003        1.000           1.160                 -

   Smith Barney Money Market Portfolio (7/00)                  2005        0.987           0.998                 -
                                                               2004        0.995           0.987                 -
                                                               2003        1.000           0.995                 -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2005        1.175           1.247                 -
                                                               2004        1.117           1.175                 -
                                                               2003        1.000           1.117                 -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.405           1.449             5,248
                                                               2004        1.236           1.405                 -
                                                               2003        1.000           1.236                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (12/99)             2005        1.296           1.489            29,512
                                                               2004        1.143           1.296                 -
                                                               2003        1.000           1.143                 -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.470           1.706            16,862
                                                               2004        1.200           1.470                 -
                                                               2003        1.000           1.200                 -


                         CONDENSED FINANCIAL INFORMATION

                       SEPARATE ACCOUNT CHARGES 1.80% (B)

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
   Capital Appreciation Fund (5/00)                            2005        0.571           0.662                 -
                                                               2004        0.486           0.571                 -
                                                               2003        0.396           0.486                 -
                                                               2002        0.538           0.396                 -
                                                               2001        0.634           0.538                 -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.115           1.145            40,871
                                                               2004        1.020           1.115               636
                                                               2003        0.786           1.020               636
                                                               2002        1.000           0.786             3,637

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        0.656           0.740                 -
                                                               2004        0.616           0.656                 -
                                                               2003        0.509           0.616                 -
                                                               2002        0.749           0.509                 -
                                                               2001        0.836           0.749                 -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.087           1.218         1,320,739
                                                               2004        0.975           1.087            37,597
                                                               2003        0.734           0.975                 -
                                                               2002        0.875           0.734                 -
                                                               2001        0.993           0.875                 -

   Growth Fund - Class 2 Shares (12/99)                        2005        1.078           1.230         1,336,163
                                                               2004        0.975           1.078            44,993
                                                               2003        0.726           0.975                 -
                                                               2002        0.978           0.726                 -
                                                               2001        1.088           0.978                 -

   Growth-Income Fund - Class 2 Shares (3/00)                  2005        1.248           1.297         1,337,544
                                                               2004        1.151           1.248            79,855
                                                               2003        0.885           1.151             9,264
                                                               2002        1.104           0.885             9,270
                                                               2001        1.121           1.104             8,328

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)            2005        2.183           2.298            32,726
                                                               2004        1.692           2.183                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
   Delaware VIP REIT Series - Standard Class  (continued)      2003        1.285           1.692                 -
                                                               2002        1.252           1.285                 -
                                                               2001        1.146           1.252                 -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.205           1.304                 -
                                                               2004        1.074           1.205                 -
                                                               2003        1.000           1.074                 -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.203           1.301                 -
                                                               2004        1.067           1.203                 -
                                                               2003        1.000           1.067                 -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000           1.050             5,118

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (4/00)                                               2005        0.829           0.853             1,110
                                                               2004        0.757           0.829                 -
                                                               2003        0.562           0.757                 -
                                                               2002        0.802           0.562                 -
                                                               2001        0.826           0.802                 -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.146           1.244            56,759
                                                               2004        1.036           1.146                 -
                                                               2003        0.842           1.036                 -
                                                               2002        1.000           0.842             2,000

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.769           2.214            71,397
                                                               2004        1.444           1.769                 -
                                                               2003        1.000           1.444                 -

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2005        1.063           1.151           202,256
                                                               2004        0.913           1.063                 -
                                                               2003        0.703           0.913                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
   Templeton Foreign Securities Fund - Class 2 Shares
   (continued)                                                 2002        0.879           0.703                 -
                                                               2001        1.028           0.879                 -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.168           1.249             3,603
                                                               2004        1.025           1.168                 -
                                                               2003        0.790           1.025                 -
                                                               2002        1.000           0.790             2,000

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2005        1.022           1.047            16,951
                                                               2004        0.956           1.022               437
                                                               2003        0.782           0.956                 -
                                                               2002        0.965           0.782                 -
                                                               2001        1.009           0.965                 -

   Diversified Strategic Income Portfolio (2/01)               2005        1.214           1.222                 -
                                                               2004        1.157           1.214                 -
                                                               2003        1.055           1.157                 -
                                                               2002        1.024           1.055                 -
                                                               2001        1.045           1.024                 -

   Equity Index Portfolio - Class II Shares (2/01)             2005        0.846           0.866                 -
                                                               2004        0.781           0.846                 -
                                                               2003        0.623           0.781                 -
                                                               2002        0.817           0.623                 -
                                                               2001        0.885           0.817                 -

   Fundamental Value Portfolio (4/01)                          2005        1.294           1.332             2,595
                                                               2004        1.217           1.294                 -
                                                               2003        0.894           1.217                 -
                                                               2002        1.157           0.894                 -
                                                               2001        1.212           1.157                 -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        0.442           0.486             4,005
                                                               2004        0.373           0.442                 -
                                                               2003        0.282           0.373                 -
                                                               2002        0.399           0.282                 -
                                                               2001        0.535           0.399                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.503           1.536                 1,236
                                                               2004        1.332           1.503                     -
                                                               2003        1.000           1.332                     -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.373           1.393                16,654
                                                               2004        1.241           1.373                     -
                                                               2003        1.000           1.241                     -

   Mid-Cap Value Portfolio (5/03)                              2005        1.531           1.627                51,553
                                                               2004        1.256           1.531                     -
                                                               2003        1.000           1.256                     -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.118           1.121                77,348
                                                               2004        1.045           1.118                     -
                                                               2003        1.000           1.045                     -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.195           1.203                50,305
                                                               2004        1.160           1.195                     -
                                                               2003        1.125           1.160                     -
                                                               2002        1.050           1.125                     -
                                                               2001        1.000           1.050                     -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        0.996           1.098                     -
                                                               2004        0.873           0.996                     -
                                                               2003        0.691           0.873                     -
                                                               2002        0.855           0.691                     -
                                                               2001        1.000           0.855                     -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.588           1.669                 7,967
                                                               2004        1.281           1.588                 7,671
                                                               2003        0.871           1.281                 7,676
                                                               2002        1.086           0.871                 7,682
                                                               2001        1.000           1.086                     -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2005        1.286           1.314             9,081
                                                               2004        1.209           1.286             9,087
                                                               2003        0.885           1.209             9,092
                                                               2002        1.203           0.885             9,099
                                                               2001        1.189           1.203             7,692

   Investors Fund - Class I (5/01)                             2005        1.153           1.206             9,994
                                                               2004        1.064           1.153            10,000
                                                               2003        0.818           1.064            10,006
                                                               2002        1.083           0.818            10,013
                                                               2001        1.166           1.083             8,469

   Small Cap Growth Fund - Class I (3/01)                      2005        1.347           1.388                 -
                                                               2004        1.191           1.347                 -
                                                               2003        0.815           1.191                 -
                                                               2002        1.270           0.815                 -
                                                               2001        1.225           1.270                 -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        0.798           0.782                 -
                                                               2004        0.786           0.798                 -
                                                               2003        0.648           0.786                 -
                                                               2002        0.891           0.648                 -
                                                               2001        1.000           0.891                 -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        0.855           0.893                 -
                                                               2004        0.846           0.855                 -
                                                               2003        0.641           0.846                 -
                                                               2002        0.892           0.641                 -
                                                               2001        1.000           0.892                 -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.434           1.482           164,822
                                                               2004        1.369           1.434             7,468
                                                               2003        1.060           1.369                 -
                                                               2002        1.000           1.060                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.281           1.312           355,951
                                                               2004        1.242           1.281            12,104
                                                               2003        1.037           1.242                 -
                                                               2002        1.000           1.037                 -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.502           1.571             3,649
                                                               2004        1.387           1.502             3,656
                                                               2003        1.073           1.387                 -
                                                               2002        1.000           1.073                 -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.419           1.443            54,936
                                                               2004        1.353           1.419             3,767
                                                               2003        1.068           1.353                 -
                                                               2002        1.000           1.068                 -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        0.856           0.914            12,688
                                                               2004        0.818           0.856                 -
                                                               2003        0.644           0.818                 -
                                                               2002        0.862           0.644                 -
                                                               2001        1.000           0.862                 -

   Equity Income Portfolio (4/00)                              2005        1.218           1.250                 -
                                                               2004        1.129           1.218                 -
                                                               2003        0.876           1.129                 -
                                                               2002        1.037           0.876                 -
                                                               2001        1.099           1.037                 -

   Large Cap Portfolio (11/99)                                 2005        0.747           0.798                 -
                                                               2004        0.714           0.747                 -
                                                               2003        0.583           0.714                 -
                                                               2002        0.769           0.583                 -
                                                               2001        0.864           0.769                 -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.000           1.076            10,572

   Managed Allocation Series: Conservative Portfolio (8/05)    2005        1.021           1.029                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
Managed Allocation Series: Moderate Portfolio (6/05)           2005        1.002           1.045           219,969

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.000           1.063           123,404

Managed Allocation Series: Moderate-Conservative
Portfolio (5/05)                                               2005        1.000           1.036                 -

Mercury Large Cap Core Portfolio (8/00)                        2005        0.800           0.881                 -
                                                               2004        0.703           0.800                 -
                                                               2003        0.591           0.703                 -
                                                               2002        0.803           0.591                 -
                                                               2001        0.951           0.803                 -

MFS Emerging Growth Portfolio (4/00)                           2005        0.640           0.621                 -
                                                               2004        0.578           0.640                 -
                                                               2003        0.456           0.578                 -
                                                               2002        0.706           0.456                 -
                                                               2001        0.888           0.706                 -

MFS Mid Cap Growth Portfolio (5/00)                            2005        0.556           0.563           102,138
                                                               2004        0.496           0.556                 -
                                                               2003        0.369           0.496                 -
                                                               2002        0.734           0.369                 -
                                                               2001        0.847           0.734                 -

MFS Total Return Portfolio (6/00)                              2005        1.318           1.333         1,081,146
                                                               2004        1.204           1.318            39,320
                                                               2003        1.052           1.204             7,893
                                                               2002        1.131           1.052             7,911
                                                               2001        1.155           1.131             7,931

MFS Value Portfolio (5/04)                                     2005        1.119           1.170            84,896
                                                               2004        1.000           1.119                 -

Mondrian International Stock Portfolio (5/00)                  2005        0.838           0.902                 -
                                                               2004        0.737           0.838                 -
                                                               2003        0.584           0.737                 -
                                                               2002        0.683           0.584                 -
                                                               2001        0.891           0.683                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
   Pioneer Fund Portfolio (5/03)                               2005        1.325           1.379                 -
                                                               2004        1.214           1.325                 -
                                                               2003        1.000           1.214                 -

   Pioneer Mid Cap Value Portfolio (6/05)                      2005        1.020           1.061                 -

   Pioneer Strategic Income Portfolio (5/00)                   2005        1.350           1.375             1,728
                                                               2004        1.239           1.350                 -
                                                               2003        1.055           1.239                 -
                                                               2002        1.015           1.055                 -
                                                               2001        1.031           1.015                 -

   Strategic Equity Portfolio (11/99)                          2005        0.724           0.725             3,790
                                                               2004        0.668           0.724                 -
                                                               2003        0.513           0.668                 -
                                                               2002        0.787           0.513                 -
                                                               2001        0.916           0.787                 -

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.134                 -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        0.987           1.107                 -

   Travelers Managed Income Portfolio (5/01)                   2005        1.198           1.193            45,531
                                                               2004        1.186           1.198             9,463
                                                               2003        1.114           1.186             9,469
                                                               2002        1.110           1.114             9,476
                                                               2001        1.098           1.110             8,027

   Van Kampen Enterprise Portfolio (8/00)                      2005        0.653           0.692                 -
                                                               2004        0.641           0.653                 -
                                                               2003        0.519           0.641                 -
                                                               2002        0.748           0.519                 -
                                                               2001        0.819           0.748                 -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.992           0.997             1,355
                                                               2004        0.998           0.992                 -
                                                               2003        1.000           0.998                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
   Smith Barney Aggressive Growth Portfolio (12/99)            2005        1.225           1.344            27,786
                                                               2004        1.135           1.225            15,643
                                                               2003        0.859           1.135             8,560
                                                               2002        1.298           0.859             8,566
                                                               2001        1.316           1.298             7,100

   Smith Barney High Income Portfolio (5/01)                   2005        1.121           1.130            71,855
                                                               2004        1.033           1.121                 -
                                                               2003        0.825           1.033                 -
                                                               2002        0.868           0.825                 -
                                                               2001        0.943           0.868                 -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        0.905           0.936            21,356
                                                               2004        0.918           0.905            21,387
                                                               2003        0.634           0.918            10,331
                                                               2002        0.858           0.634            10,355
                                                               2001        0.916           0.858            10,382

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.313           1.397            31,690
                                                               2004        1.211           1.313            31,028
                                                               2003        0.950           1.211            22,951
                                                               2002        1.196           0.950            22,970
                                                               2001        1.260           1.196            22,991

   Smith Barney Money Market Portfolio (7/00)                  2005        1.042           1.052           114,612
                                                               2004        1.051           1.042           185,056
                                                               2003        1.063           1.051                 -
                                                               2002        1.069           1.063                 -
                                                               2001        1.057           1.069                 -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2005        0.722           0.766                 -
                                                               2004        0.687           0.722                 -
                                                               2003        0.549           0.687                 -
                                                               2002        0.829           0.549                 -
                                                               2001        1.026           0.829                 -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.090           1.123               449
                                                               2004        0.960           1.090                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
   Smith Barney Small Cap Growth Opportunities Portfolio
   (continued)                                                 2003        0.688           0.960                 -
                                                               2002        0.943           0.688                 -
                                                               2001        1.000           0.943                 -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (12/99)             2005        1.143           1.312            33,397
                                                               2004        1.009           1.143                 -
                                                               2003        0.800           1.009                 -
                                                               2002        0.900           0.800                 -
                                                               2001        0.956           0.900                 -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.507           1.746            54,841
                                                               2004        1.230           1.507                 -
                                                               2003        0.906           1.230                 -
                                                               2002        1.025           0.906                 -
                                                               2001        1.000           1.025                 -

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
   Capital Appreciation Fund (5/00)                            2005        1.344           1.560                 -
                                                               2004        1.146           1.344                 -
                                                               2003        1.000           1.146                 -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.224           1.257            85,963
                                                               2004        1.121           1.224            83,568
                                                               2003        1.000           1.121                 -
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.163           1.312                 -
                                                               2004        1.094           1.163                 -
                                                               2003        1.000           1.094                 -
American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.324           1.483           173,703
                                                               2004        1.188           1.324           263,884
                                                               2003        1.000           1.188                 -

   Growth Fund - Class 2 Shares (12/99)                        2005        1.270           1.449           135,328
                                                               2004        1.150           1.270           276,644
                                                               2003        1.000           1.150                 -

   Growth-Income Fund - Class 2 Shares (3/00)                  2005        1.244           1.292           566,690
                                                               2004        1.148           1.244           534,239
                                                               2003        1.000           1.148                 -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)            2005        1.475           1.552                 -
                                                               2004        1.144           1.475                 -
                                                               2003        1.000           1.144                 -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.204           1.302            11,552
                                                               2004        1.074           1.204            11,520
                                                               2003        1.000           1.074                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.202           1.299               689
                                                               2004        1.067           1.202                 -
                                                               2003        1.000           1.067                 -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000           1.049            10,523

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (4/00)                                               2005        1.306           1.344             9,220
                                                               2004        1.193           1.306             9,224
                                                               2003        1.000           1.193                 -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.236           1.342           175,517
                                                               2004        1.118           1.236             9,762
                                                               2003        1.000           1.118                 -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.547           1.936             6,490
                                                               2004        1.264           1.547             6,128
                                                               2003        1.000           1.264                 -

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2005        1.369           1.481            88,290
                                                               2004        1.176           1.369            35,130
                                                               2003        1.000           1.176                 -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.324           1.415            82,995
                                                               2004        1.162           1.324                 -
                                                               2003        1.000           1.162                 -

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2005        1.197           1.225            28,255
                                                               2004        1.120           1.197             8,849
                                                               2003        1.000           1.120                 -

   Diversified Strategic Income Portfolio (2/01)               2005        1.109           1.116            23,955
                                                               2004        1.058           1.109                 -
                                                               2003        1.000           1.058                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
   Equity Index Portfolio - Class II Shares (2/01)             2005        1.224           1.252                 -
                                                               2004        1.131           1.224                 -
                                                               2003        1.000           1.131                 -

   Fundamental Value Portfolio (4/01)                          2005        1.243           1.278           147,957
                                                               2004        1.170           1.243           279,395
                                                               2003        1.000           1.170                 -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.351           1.486                 -
                                                               2004        1.143           1.351                 -
                                                               2003        1.000           1.143                 -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.324           1.352             2,759
                                                               2004        1.174           1.324                 -
                                                               2003        1.000           1.174                 -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.262           1.279            91,971
                                                               2004        1.141           1.262            75,180
                                                               2003        1.000           1.141                 -

   Mid-Cap Value Portfolio (5/03)                              2005        1.409           1.497           144,789
                                                               2004        1.157           1.409            70,760
                                                               2003        1.000           1.157                 -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.119           1.122           101,530
                                                               2004        1.047           1.119            96,680
                                                               2003        1.000           1.047                 -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.056           1.062           251,533
                                                               2004        1.025           1.056            44,977
                                                               2003        1.000           1.025                 -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.348           1.484                 -
                                                               2004        1.181           1.348                 -
                                                               2003        1.000           1.181                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.533           1.611            77,768
                                                               2004        1.237           1.533           236,179
                                                               2003        1.000           1.237                 -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2005        1.245           1.272            10,131
                                                               2004        1.171           1.245            11,919
                                                               2003        1.000           1.171                 -

   Investors Fund - Class I (5/01)                             2005        1.244           1.301            17,942
                                                               2004        1.148           1.244            17,949
                                                               2003        1.000           1.148                 -

   Small Cap Growth Fund - Class I (3/01)                      2005        1.399           1.440            24,159
                                                               2004        1.238           1.399            26,711
                                                               2003        1.000           1.238                 -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.119           1.096             8,556
                                                               2004        1.102           1.119             7,191
                                                               2003        1.000           1.102                 -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.164           1.214            10,822
                                                               2004        1.152           1.164            12,731
                                                               2003        1.000           1.152                 -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.183           1.222           206,486
                                                               2004        1.130           1.183           141,272
                                                               2003        1.000           1.130                 -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.124           1.150            29,137
                                                               2004        1.090           1.124            29,159
                                                               2003        1.000           1.090                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.235           1.292            29,733
                                                               2004        1.141           1.235                 -
                                                               2003        1.000           1.141                 -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.177           1.197            22,058
                                                               2004        1.123           1.177                 -
                                                               2003        1.000           1.123                 -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.189           1.270                 -
                                                               2004        1.138           1.189                 -
                                                               2003        1.000           1.138                 -

   Equity Income Portfolio (4/00)                              2005        1.223           1.254            39,678
                                                               2004        1.133           1.223            33,990
                                                               2003        1.000           1.133                 -

   Large Cap Portfolio (11/99)                                 2005        1.176           1.254                 -
                                                               2004        1.124           1.176                 -
                                                               2003        1.000           1.124                 -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.000           1.076                 -

   Managed Allocation Series: Conservative Portfolio (8/05)    2005        1.021           1.029                 -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.002           1.044           125,731

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000           1.063            25,169

   Managed Allocation Series: Moderate-Conservative Portfolio
   (5/05)                                                      2005        1.000           1.036                 -

   Mercury Large Cap Core Portfolio (8/00)                     2005        1.241           1.365                 -
                                                               2004        1.091           1.241                 -
                                                               2003        1.000           1.091                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
MFS Emerging Growth Portfolio (4/00)                           2005        1.224           1.187                 -
                                                               2004        1.106           1.224                 -
                                                               2003        1.000           1.106                 -

MFS Mid Cap Growth Portfolio (5/00)                            2005        1.269           1.284                 -
                                                               2004        1.133           1.269                 -
                                                               2003        1.000           1.133                 -

MFS Total Return Portfolio (6/00)                              2005        1.181           1.194           306,564
                                                               2004        1.080           1.181           168,861
                                                               2003        1.000           1.080                 -

MFS Value Portfolio (5/04)                                     2005        1.119           1.169           130,699
                                                               2004        1.000           1.119            54,680

Mondrian International Stock Portfolio (5/00)                  2005        1.318           1.417            53,400
                                                               2004        1.160           1.318            23,515
                                                               2003        1.000           1.160                 -

Pioneer Fund Portfolio (5/03)                                  2005        1.231           1.280            38,066
                                                               2004        1.128           1.231            12,985
                                                               2003        1.000           1.128                 -

Pioneer Mid Cap Value Portfolio (6/05)                         2005        1.020           1.061                 -

Pioneer Strategic Income Portfolio (5/00)                      2005        1.176           1.197            66,834
                                                               2004        1.080           1.176                 -
                                                               2003        1.000           1.080                 -

Strategic Equity Portfolio (11/99)                             2005        1.209           1.211                 -
                                                               2004        1.118           1.209                 -
                                                               2003        1.000           1.118                 -

Style Focus Series: Small Cap Growth Portfolio (5/05)          2005        1.000           1.134                 -

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        0.987           1.107                 -

Travelers Managed Income Portfolio (5/01)                      2005        1.040           1.035            12,115
                                                               2004        1.030           1.040            12,120
                                                               2003        1.000           1.030                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
   Van Kampen Enterprise Portfolio (8/00)                      2005        1.152           1.219             3,010
                                                               2004        1.129           1.152                 -
                                                               2003        1.000           1.129                 -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.991           0.996            10,692
                                                               2004        0.998           0.991                 -
                                                               2003        1.000           0.998                 -

   Smith Barney Aggressive Growth Portfolio (12/99)            2005        1.227           1.345           134,703
                                                               2004        1.137           1.227           243,568
                                                               2003        1.000           1.137                 -

   Smith Barney High Income Portfolio (5/01)                   2005        1.195           1.204            24,597
                                                               2004        1.102           1.195            22,846
                                                               2003        1.000           1.102                 -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        1.152           1.190            18,564
                                                               2004        1.170           1.152            12,249
                                                               2003        1.000           1.170                 -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.257           1.336                 -
                                                               2004        1.159           1.257                 -
                                                               2003        1.000           1.159                 -

   Smith Barney Money Market Portfolio (7/00)                  2005        0.985           0.994            15,216
                                                               2004        0.995           0.985                 -
                                                               2003        1.000           0.995                 -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2005        1.173           1.243                 -
                                                               2004        1.116           1.173                 -
                                                               2003        1.000           1.116                 -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.402           1.444            15,629
                                                               2004        1.236           1.402            14,738
                                                               2003        1.000           1.236                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (12/99)             2005        1.293           1.483            59,970
                                                               2004        1.142           1.293            27,499
                                                               2003        1.000           1.142                 -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.467           1.700            89,020
                                                               2004        1.199           1.467            20,405
                                                               2003        1.000           1.199                 -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.90%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
   Capital Appreciation Fund (5/00)                            2005        1.000           1.169                 -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.000           1.011                 -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.000           1.159                 -

American Funds Insurance Series

   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.000           1.120            10,370

   Growth Fund - Class 2 Shares (12/99)                        2005        1.000           1.147            52,887

   Growth-Income Fund - Class 2 Shares (3/00)                  2005        1.000           1.042            52,887

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)            2005        1.000           1.087             9,319

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.000           1.080                 -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.000           1.106                 -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000           1.049            17,636

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (4/00)                                               2005        1.000           1.055             5,930

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.000           1.083                 -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.000           1.211            10,022

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2005        1.000           1.075            10,001

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.000           1.065                 9,151

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2005        1.000           1.016                 1,204

   Diversified Strategic Income Portfolio (2/01)               2005        1.000           0.998                     -

   Equity Index Portfolio - Class II Shares (2/01)             2005        1.000           1.029                 8,096

   Fundamental Value Portfolio (4/01)                          2005        1.000           1.042                 1,190

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.000           1.107                     -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.000           1.032                     -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.000           1.027                15,208

   Mid-Cap Value Portfolio (5/03)                              2005        1.000           1.076                 1,150

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.000           0.993                12,018

   Total Return Portfolio - Administrative Class (5/01)        2005        1.000           1.001                19,399

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.000           1.099                     -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.000           1.056                     -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2005        1.000           1.036                     -

   Investors Fund - Class I (5/01)                             2005        1.000           1.049                     -

   Small Cap Growth Fund - Class I (3/01)                      2005        1.000           1.078                     -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.000           0.982                 -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.000           1.046                 -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.000           1.046            46,234

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.000           1.032                 -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.000           1.056                 -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.000           1.021                 -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.000           1.083                 -

   Equity Income Portfolio (4/00)                              2005        1.000           1.031                 -

   Large Cap Portfolio (11/99)                                 2005        1.000           1.077                 -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.000           1.075                 -

   Managed Allocation Series: Conservative Portfolio (8/05)    2005        1.021           1.029                 -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.002           1.044                 -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000           1.063                 -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (5/05)                                            2005        1.000           1.036             8,018

   Mercury Large Cap Core Portfolio (8/00)                     2005        1.000           1.092                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
   MFS Emerging Growth Portfolio (4/00)                        2005        1.000           0.998                 -

   MFS Mid Cap Growth Portfolio (5/00)                         2005        1.000           1.048                 -

   MFS Total Return Portfolio (6/00)                           2005        1.000           1.011            19,780

   MFS Value Portfolio (5/04)                                  2005        1.000           1.038                 -

   Mondrian International Stock Portfolio (5/00)               2005        1.000           1.071            18,739

   Pioneer Fund Portfolio (5/03)                               2005        1.000           1.047                 -

   Pioneer Mid Cap Value Portfolio (6/05)                      2005        1.020           1.060                 -

   Pioneer Strategic Income Portfolio (5/00)                   2005        1.000           1.009             8,137

   Strategic Equity Portfolio (11/99)                          2005        1.000           1.046                 -

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.134                 -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        0.987           1.106                 -

   Travelers Managed Income Portfolio (5/01)                   2005        1.000           0.991                 -

   Van Kampen Enterprise Portfolio (8/00)                      2005        1.000           1.074                 -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        1.000           1.004            10,595

   Smith Barney Aggressive Growth Portfolio (12/99)            2005        1.000           1.111             1,115

   Smith Barney High Income Portfolio (5/01)                   2005        1.000           1.000                 -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        1.000           1.058                 -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.000           1.072                 -

   Smith Barney Money Market Portfolio (7/00)                  2005        1.000           1.009                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2005        1.000           1.077                 -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.000           1.078                 -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (12/99)             2005        1.000           1.136             1,095

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.000           1.142            20,164

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
   Capital Appreciation Fund (5/00)                            2005        1.342           1.556            13,203
                                                               2004        1.145           1.342                 -
                                                               2003        1.000           1.145                 -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.222           1.254           136,703
                                                               2004        1.120           1.222            53,770
                                                               2003        1.000           1.120                 -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.162           1.309            58,183
                                                               2004        1.093           1.162            22,312
                                                               2003        1.000           1.093             2,838

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.322           1.479         1,455,750
                                                               2004        1.188           1.322           359,933
                                                               2003        1.000           1.188            25,685

   Growth Fund - Class 2 Shares (12/99)                        2005        1.268           1.445         3,317,134
                                                               2004        1.150           1.268         1,406,254
                                                               2003        1.000           1.150            14,313

   Growth-Income Fund - Class 2 Shares (3/00)                  2005        1.242           1.289         4,100,982
                                                               2004        1.147           1.242         1,878,411
                                                               2003        1.000           1.147            54,395

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)            2005        1.473           1.549            20,671
                                                               2004        1.144           1.473                 -
                                                               2003        1.000           1.144                 -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.203           1.299            27,796
                                                               2004        1.074           1.203            15,726
                                                               2003        1.000           1.074                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.201           1.297           147,979
                                                               2004        1.067           1.201             4,348
                                                               2003        1.000           1.067                 -

Franklin Templeton Variable Insurance Products Trust

   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000           1.049            77,651

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (4/00)                                               2005        1.304           1.340           318,361
                                                               2004        1.193           1.304           185,368
                                                               2003        1.000           1.193            30,431

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.235           1.339           605,554
                                                               2004        1.118           1.235           143,445
                                                               2003        1.000           1.118                 -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.545           1.931           454,076
                                                               2004        1.263           1.545           111,636
                                                               2003        1.000           1.263                 -

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2005        1.367           1.477         1,065,908
                                                               2004        1.176           1.367           422,727
                                                               2003        1.000           1.176             8,015

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.322           1.411           819,089
                                                               2004        1.162           1.322           273,758
                                                               2003        1.000           1.162                 -

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2005        1.195           1.222           623,225
                                                               2004        1.120           1.195           459,734
                                                               2003        1.000           1.120             8,063

   Diversified Strategic Income Portfolio (2/01)               2005        1.107           1.114           631,591
                                                               2004        1.058           1.107           410,739
                                                               2003        1.000           1.058            31,831

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
   Equity Index Portfolio - Class II Shares (2/01)             2005        1.222           1.249         1,286,223
                                                               2004        1.130           1.222         1,113,161
                                                               2003        1.000           1.130             9,822

   Fundamental Value Portfolio (4/01)                          2005        1.241           1.275         1,193,161
                                                               2004        1.169           1.241           692,617
                                                               2003        1.000           1.169            61,068

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.350           1.483            63,737
                                                               2004        1.142           1.350            58,373
                                                               2003        1.000           1.142                 -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.322           1.349           118,423
                                                               2004        1.174           1.322            26,720
                                                               2003        1.000           1.174                 -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.260           1.276         1,171,375
                                                               2004        1.141           1.260           446,478
                                                               2003        1.000           1.141                 -

   Mid-Cap Value Portfolio (5/03)                              2005        1.407           1.493           743,348
                                                               2004        1.156           1.407           290,835
                                                               2003        1.000           1.156            27,632

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.118           1.119           870,303
                                                               2004        1.046           1.118           356,400
                                                               2003        1.000           1.046             1,830

   Total Return Portfolio - Administrative Class (5/01)        2005        1.054           1.059         2,015,833
                                                               2004        1.025           1.054           743,362
                                                               2003        1.000           1.025            20,461

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.346           1.481                 -
                                                               2004        1.181           1.346                 -
                                                               2003        1.000           1.181                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.531           1.607           171,174
                                                               2004        1.237           1.531            37,993
                                                               2003        1.000           1.237                 -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2005        1.243           1.269            88,741
                                                               2004        1.170           1.243            49,432
                                                               2003        1.000           1.170                 -

   Investors Fund - Class I (5/01)                             2005        1.242           1.298            57,700
                                                               2004        1.148           1.242            16,315
                                                               2003        1.000           1.148                 -

   Small Cap Growth Fund - Class I (3/01)                      2005        1.397           1.437           123,019
                                                               2004        1.237           1.397            98,427
                                                               2003        1.000           1.237                 -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.117           1.094           170,470
                                                               2004        1.102           1.117            39,294
                                                               2003        1.000           1.102                 -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.162           1.212            71,775
                                                               2004        1.152           1.162            30,941
                                                               2003        1.000           1.152                 -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.181           1.219         3,460,752
                                                               2004        1.129           1.181         1,697,679
                                                               2003        1.000           1.129            47,387

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.122           1.147         5,888,940
                                                               2004        1.090           1.122         2,221,710
                                                               2003        1.000           1.090             3,593

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.233           1.289         2,220,423
                                                               2004        1.141           1.233           441,646
                                                               2003        1.000           1.141                 -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.175           1.194         1,099,328
                                                               2004        1.123           1.175           171,003
                                                               2003        1.000           1.123                 -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.188           1.267           219,075
                                                               2004        1.137           1.188           194,994
                                                               2003        1.000           1.137            70,962

   Equity Income Portfolio (4/00)                              2005        1.221           1.251           593,139
                                                               2004        1.133           1.221           333,437
                                                               2003        1.000           1.133            12,528

   Large Cap Portfolio (11/99)                                 2005        1.174           1.251            24,252
                                                               2004        1.124           1.174             3,595
                                                               2003        1.000           1.124                 -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.000           1.075           224,869

   Managed Allocation Series: Conservative Portfolio (8/05)    2005        1.021           1.028                 -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.002           1.044                 -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000           1.063            88,466

   Managed Allocation Series: Moderate-Conservative
   Portfolio (5/05)                                            2005        1.000           1.035                 -

   Mercury Large Cap Core Portfolio (8/00)                     2005        1.239           1.361           161,893
                                                               2004        1.090           1.239           177,695
                                                               2003        1.000           1.090            46,178

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------     ----    -------------   -------------   ---------------
   MFS Emerging Growth Portfolio (4/00)                        2005        1.223           1.186                 -
                                                               2004        1.106           1.223               585
                                                               2003        1.000           1.106                 -

   MFS Mid Cap Growth Portfolio (5/00)                         2005        1.267           1.281            29,376
                                                               2004        1.132           1.267                 -
                                                               2003        1.000           1.132                 -

   MFS Total Return Portfolio (6/00)                           2005        1.180           1.191         2,084,341
                                                               2004        1.079           1.180           786,907
                                                               2003        1.000           1.079            56,756

   MFS Value Portfolio (5/04)                                  2005        1.118           1.167           144,705
                                                               2004        1.000           1.118             2,901

   Mondrian International Stock Portfolio (5/00)               2005        1.316           1.413           209,506
                                                               2004        1.159           1.316            73,721
                                                               2003        1.000           1.159                 -

   Pioneer Fund Portfolio (5/03)                               2005        1.229           1.277           131,401
                                                               2004        1.127           1.229            25,906
                                                               2003        1.000           1.127                 -

   Pioneer Mid Cap Value Portfolio (6/05)                      2005        1.019           1.060                 -

   Pioneer Strategic Income Portfolio (5/00)                   2005        1.174           1.194           541,424
                                                               2004        1.079           1.174           159,052
                                                               2003        1.000           1.079                 -

   Strategic Equity Portfolio (11/99)                          2005        1.208           1.208                 -
                                                               2004        1.117           1.208                 -
                                                               2003        1.000           1.117                 -

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.133             2,946

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        0.987           1.106             2,986

   Travelers Managed Income Portfolio (5/01)                   2005        1.039           1.032           794,152
                                                               2004        1.030           1.039           300,557
                                                               2003        1.000           1.030             1,863

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                  NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                       YEAR      YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------  ----  -------------  -------------   ---------------
   Van Kampen Enterprise Portfolio (8/00)                        2005      1.150          1.216             10,973
                                                                 2004      1.129          1.150              2,766
                                                                 2003      1.000          1.129              1,323

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares (9/03)   2005      0.990          0.994            132,655
                                                                 2004      0.998          0.990             29,057
                                                                 2003      1.000          0.998                  -

   Smith Barney Aggressive Growth Portfolio (12/99)              2005      1.225          1.342            998,210
                                                                 2004      1.136          1.225            420,028
                                                                 2003      1.000          1.136             12,270

   Smith Barney High Income Portfolio (5/01)                     2005      1.193          1.201            560,720
                                                                 2004      1.102          1.193            369,138
                                                                 2003      1.000          1.102             19,889

   Smith Barney Large Capitalization Growth Portfolio (11/99)    2005      1.151          1.187            420,938
                                                                 2004      1.169          1.151            191,006
                                                                 2003      1.000          1.169                  -

   Smith Barney Mid Cap Core Portfolio (11/99)                   2005      1.255          1.333            197,562
                                                                 2004      1.159          1.255            147,977
                                                                 2003      1.000          1.159              4,777

   Smith Barney Money Market Portfolio (7/00)                    2005      0.984          0.992            503,397
                                                                 2004      0.995          0.984            290,348
                                                                 2003      1.000          0.995             46,545

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)             2005      1.171          1.240             88,157
                                                                 2004      1.116          1.171             47,346
                                                                 2003      1.000          1.116             13,162

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio (5/01)  2005      1.400          1.441            110,893
                                                                 2004      1.235          1.400             25,352
                                                                 2003      1.000          1.235                  -

                        CONDENSED FINANCIAL INFORMATION

                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                 BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                  PORTFOLIO NAME                       YEAR          YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------     ----      -------------   -------------   ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (12/99)     2005           1.291          1.480            957,725
                                                       2004           1.141          1.291            468,766
                                                       2003           1.000          1.141             44,231

   Mid Cap Portfolio - Service Class 2 (5/01)          2005           1.465          1.696            614,341
                                                       2004           1.198          1.465            163,930
                                                       2003           1.000          1.198                  -

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                       SEPARATE ACCOUNT CHARGES 2.00% (B)

                                                                              UNIT VALUE AT                     NUMBER OF UNITS
                                                                              BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                            PORTFOLIO NAME                          YEAR          YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------------------   ----      -------------    -------------    ---------------
   Capital Appreciation Fund (5/00)                                 2005           1.389           1.610                  -
                                                                    2004           1.186           1.389                  -
                                                                    2003           0.968           1.186                  -
                                                                    2002           1.000           0.968                  -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B (5/02)   2005           1.356           1.391              4,018
                                                                    2004           1.244           1.356              4,023
                                                                    2003           0.960           1.244              4,025
                                                                    2002           1.000           0.960                  -

   AllianceBernstein Large-Cap Growth Portfolio - Class B (11/99)   2005           1.217           1.370                  -
                                                                    2004           1.146           1.217                  -

                                                                    2003           0.948           1.146                  -
                                                                    2002           1.000           0.948                  -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                      2005           1.452           1.624             44,913
                                                                    2004           1.305           1.452             48,619
                                                                    2003           0.984           1.305             14,702
                                                                    2002           1.000           0.984                  -

   Growth Fund - Class 2 Shares (12/99)                             2005           1.420           1.618            312,331
                                                                    2004           1.288           1.420             62,507
                                                                    2003           0.961           1.288             28,789
                                                                    2002           1.000           0.961                  -

   Growth-Income Fund - Class 2 Shares (3/00)                       2005           1.364           1.415            329,811
                                                                    2004           1.261           1.364             67,721
                                                                    2003           0.971           1.261             34,172
                                                                    2002           1.000           0.971                  -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)                 2005           1.701           1.787              2,411
                                                                    2004           1.321           1.701                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------------   ----   -------------   -------------   ---------------
   Delaware VIP REIT Series - Standard Class  (continued)           2003       1.005           1.321                 -
                                                                    2002       1.000           1.005                 -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)          2005       1.202           1.298                 -
                                                                    2004       1.074           1.202                 -
                                                                    2003       1.000           1.074                 -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)        2005       1.200           1.295                 -
                                                                    2004       1.067           1.200                 -
                                                                    2003       1.000           1.067                 -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)         2005       1.000           1.048                 -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
   (4/00)                                                           2005       1.424           1.463                 -
                                                                    2004       1.303           1.424                 -
                                                                    2003       0.969           1.303                 -
                                                                    2002       1.000           0.969                 -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)            2005       1.347           1.459             9,384
                                                                    2004       1.220           1.347             7,977
                                                                    2003       0.994           1.220             8,525
                                                                    2002       1.000           0.994                 -

   Templeton Developing Markets Securities Fund - Class 2 Shares
   (5/03)                                                           2005       1.763           2.202             1,822
                                                                    2004       1.442           1.763                 -
                                                                    2003       1.000           1.442                 -

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)        2005       1.489           1.608            35,105
                                                                    2004       1.281           1.489            33,262
                                                                    2003       0.989           1.281            19,255
                                                                    2002       1.000           0.989                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                                                                      BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                    YEAR        YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------   ----    -------------   -------------   ---------------
   Templeton Growth Securities Fund - Class 2 Shares (5/02)   2005         1.438          1.535              5,269
                                                              2004         1.265          1.438              3,817
                                                              2003         0.976          1.265              4,335
                                                              2002         1.000          0.976                  -

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                              2005         1.272          1.300             83,380
                                                              2004         1.193          1.272             86,821
                                                              2003         0.977          1.193             56,139
                                                              2002         1.000          0.977                  -

   Diversified Strategic Income Portfolio (2/01)              2005         1.158          1.164            130,459
                                                              2004         1.106          1.158            132,433
                                                              2003         1.010          1.106            132,433
                                                              2002         1.000          1.010                  -

   Equity Index Portfolio - Class II Shares (2/01)            2005         1.308          1.337                  -
                                                              2004         1.211          1.308             16,232
                                                              2003         0.967          1.211                  -
                                                              2002         1.000          0.967                  -

   Fundamental Value Portfolio (4/01)                         2005         1.392          1.430             90,531
                                                              2004         1.312          1.392            100,835
                                                              2003         0.966          1.312             34,716
                                                              2002         1.000          0.966                  -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)           2005         1.533          1.684              3,614
                                                              2004         1.298          1.533                  -
                                                              2003         0.983          1.298                  -
                                                              2002         1.000          0.983                  -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)               2005         1.498          1.527                  -
                                                              2004         1.330          1.498                  -
                                                              2003         1.000          1.330                  -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                         2005         1.369          1.385             42,459
                                                              2004         1.239          1.369              7,792
                                                              2003         1.000          1.239              8,654

                         CONDENSED FINANCIAL INFORMATION

                                                                         UNIT VALUE AT                   NUMBER OF UNITS
                                                                          BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                        YEAR       YEAR         END OF YEAR      END OF YEAR
---------------------------------------------------------------   ----   -------------   -------------   ---------------
   Mid-Cap Value Portfolio (5/03)                                 2005        1.525          1.618            37,584
                                                                  2004        1.255          1.525            12,377
                                                                  2003        1.000          1.255                 -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)            2005        1.114          1.115             4,299
                                                                  2004        1.044          1.114                 -
                                                                  2003        1.000          1.044                 -

   Total Return Portfolio - Administrative Class (5/01)           2005        1.071          1.076            58,308
                                                                  2004        1.042          1.071            46,736
                                                                  2003        1.012          1.042            44,582
                                                                  2002        1.000          1.012                 -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares (5/01)   2005        1.427          1.569             8,851
                                                                  2004        1.253          1.427             8,851
                                                                  2003        0.994          1.253             8,851
                                                                  2002        1.000          0.994                 -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)        2005        1.773          1.860            10,786
                                                                  2004        1.433          1.773            10,791
                                                                  2003        0.977          1.433                 -
                                                                  2002        1.000          0.977                 -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                                  2005        1.389          1.417            22,130
                                                                  2004        1.308          1.389            14,493
                                                                  2003        0.960          1.308            14,500
                                                                  2002        1.000          0.960                 -

   Investors Fund - Class I (5/01)                                2005        1.345          1.405                 -
                                                                  2004        1.243          1.345            58,340
                                                                  2003        0.958          1.243                 -
                                                                  2002        1.000          0.958                 -

   Small Cap Growth Fund - Class I (3/01)                         2005        1.597          1.642                 -
                                                                  2004        1.415          1.597                 -
                                                                  2003        0.970          1.415                 -
                                                                  2002        1.000          0.970                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
                            PORTFOLIO NAME                             YEAR      YEAR        END OF YEAR     END OF YEAR
---------------------------------------------------------------------  ----  -------------  -------------  ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)                     2005       1.181        1.156                 -
                                                                       2004       1.166        1.181                 -
                                                                       2003       0.963        1.166                 -
                                                                       2002       1.000        0.963                 -

   Smith Barney Premier Selections All Cap Growth Portfolio (5/01)     2005       1.274        1.328                 -
                                                                       2004       1.263        1.274                 -
                                                                       2003       0.960        1.263                 -
                                                                       2002       1.000        0.960                 -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value (10/02)    2005       1.305        1.347           623,565
                                                                       2004       1.249        1.305           644,058
                                                                       2003       0.969        1.249           466,149
                                                                       2002       1.000        0.969                 -

   Multiple Discipline Portfolio - Balanced All Cap Growth and Value
   (10/02)                                                             2005       1.205        1.231            40,849
                                                                       2004       1.171        1.205            39,058
                                                                       2003       0.979        1.171             3,180
                                                                       2002       1.000        0.979                 -

   Multiple Discipline Portfolio - Global All Cap Growth and Value
   (10/02)                                                             2005       1.341        1.401            27,616
                                                                       2004       1.241        1.341            29,286
                                                                       2003       0.963        1.241            29,286
                                                                       2002       1.000        0.963                 -

   Multiple Discipline Portfolio - Large Cap Growth and Value (10/02)  2005       1.272        1.291            44,099
                                                                       2004       1.216        1.272            25,985
                                                                       2003       0.962        1.216                 -
                                                                       2002       1.000        0.962                 -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                           2005       1.279        1.364             8,374
                                                                       2004       1.226        1.279             8,383
                                                                       2003       0.967        1.226             5,578
                                                                       2002       1.000        0.967                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                         UNIT VALUE AT                   NUMBER OF UNITS
                                                                          BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                         PORTFOLIO NAME                            YEAR      YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------------  ----  -------------   -------------   ---------------
Equity Income Portfolio (4/00)                                     2005      1.327           1.359             13,055
                                                                   2004      1.232           1.327              8,460
                                                                   2003      0.958           1.232              5,654
                                                                   2002      1.000           0.958                  -

Large Cap Portfolio (11/99)                                        2005      1.233           1.314             20,495
                                                                   2004      1.181           1.233              4,359
                                                                   2003      0.967           1.181              2,910
                                                                   2002      1.000           0.967                  -

Managed Allocation Series: Aggressive Portfolio (6/05)             2005      1.000           1.075                  -

Managed Allocation Series: Conservative Portfolio (8/05)           2005      1.021           1.028                  -

Managed Allocation Series: Moderate Portfolio (6/05)               2005      1.002           1.044                  -

Managed Allocation Series: Moderate-Aggressive Portfolio (5/05)    2005      1.000           1.062                  -

Managed Allocation Series: Moderate-Conservative Portfolio (5/05)  2005      1.000           1.035                  -

Mercury Large Cap Core Portfolio (8/00)                            2005      1.313           1.442              2,699
                                                                   2004      1.156           1.313                  -
                                                                   2003      0.973           1.156                  -
                                                                   2002      1.000           0.973                  -

MFS Emerging Growth Portfolio (4/00)                               2005      1.358           1.317                  -
                                                                   2004      1.229           1.358              4,075
                                                                   2003      0.971           1.229              4,077
                                                                   2002      1.000           0.971                  -

MFS Mid Cap Growth Portfolio (5/00)                                2005      1.463           1.478            119,921
                                                                   2004      1.308           1.463                  -
                                                                   2003      0.974           1.308                  -
                                                                   2002      1.000           0.974                  -

MFS Total Return Portfolio (6/00)                                  2005      1.230           1.242            124,916
                                                                   2004      1.126           1.230            121,385

                         CONDENSED FINANCIAL INFORMATION

                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                               BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                         PORTFOLIO NAME                 YEAR       YEAR          END OF YEAR       END OF YEAR
-----------------------------------------------------   ----   -------------    -------------    ---------------
MFS Total Return Portfolio  (continued)                 2003       0.986             1.126            75,188
                                                        2002       1.000             0.986                 -

MFS Value Portfolio (5/04)                              2005       1.118             1.166           244,454
                                                        2004       1.000             1.118                 -

Mondrian International Stock Portfolio (5/00)           2005       1.432             1.537                 -
                                                        2004       1.262             1.432                 -
                                                        2003       1.001             1.262                 -
                                                        2002       1.000             1.001                 -

Pioneer Fund Portfolio (5/03)                           2005       1.320             1.372                 -
                                                        2004       1.212             1.320                 -
                                                        2003       1.000             1.212                 -

Pioneer Mid Cap Value Portfolio (6/05)                  2005       1.019             1.060                 -

Pioneer Strategic Income Portfolio (5/00)               2005       1.285             1.306             1,456
                                                        2004       1.181             1.285                 -
                                                        2003       1.008             1.181                 -
                                                        2002       1.000             1.008                 -

Strategic Equity Portfolio (11/99)                      2005       1.361             1.361                 -
                                                        2004       1.260             1.361                 -
                                                        2003       0.969             1.260                 -
                                                        2002       1.000             0.969                 -

Style Focus Series: Small Cap Growth Portfolio (5/05)   2005       1.000             1.133                 -

Style Focus Series: Small Cap Value Portfolio (5/05)    2005       0.987             1.105                 -

Travelers Managed Income Portfolio (5/01)               2005       1.087             1.080                 -
                                                        2004       1.078             1.087                 -
                                                        2003       1.014             1.078                 -
                                                        2002       1.000             1.014                 -

Van Kampen Enterprise Portfolio (8/00)                  2005       1.211             1.280                 -
                                                        2004       1.190             1.211                 -
                                                        2003       0.966             1.190                 -
                                                        2002       1.000             0.966                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                          UNIT VALUE AT                   NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                        YEAR         YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------   ----    -------------   -------------   ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares (9/03)    2005         0.989           0.993                -
                                                                  2004         0.998           0.989                -
                                                                  2003         1.000           0.998                -

   Smith Barney Aggressive Growth Portfolio (12/99)               2005         1.351           1.479          159,173
                                                                  2004         1.254           1.351          159,343
                                                                  2003         0.951           1.254           62,697
                                                                  2002         1.000           0.951                -

   Smith Barney High Income Portfolio (5/01)                      2005         1.363           1.371           32,240
                                                                  2004         1.259           1.363          111,285
                                                                  2003         1.007           1.259          116,508
                                                                  2002         1.000           1.007                -

   Smith Barney Large Capitalization Growth Portfolio (11/99)     2005         1.346           1.388           37,533
                                                                  2004         1.369           1.346           64,127
                                                                  2003         0.946           1.369                -
                                                                  2002         1.000           0.946                -

   Smith Barney Mid Cap Core Portfolio (11/99)                    2005         1.345           1.428                -
                                                                  2004         1.242           1.345           26,737
                                                                  2003         0.977           1.242                -
                                                                  2002         1.000           0.977                -

   Smith Barney Money Market Portfolio (7/00)                     2005         0.975           0.983           22,058
                                                                  2004         0.986           0.975                -
                                                                  2003         1.000           0.986                -
                                                                  2002         1.000           1.000                -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)              2005         1.257           1.329                -
                                                                  2004         1.198           1.257                -
                                                                  2003         0.959           1.198                -
                                                                  2002         1.000           0.959                -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio (5/01)   2005         1.537           1.580                -
                                                                  2004         1.356           1.537                -

                         CONDENSED FINANCIAL INFORMATION

                                                                                UNIT VALUE AT                    NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
                            PORTFOLIO NAME                              YEAR        YEAR         END OF YEAR       END OF YEAR
---------------------------------------------------------------------   ----    -------------   -------------    ---------------
   Smith Barney Small Cap Growth Opportunities Portfolio  (continued)   2003         0.974          1.356                  -
                                                                        2002         1.000          0.974                  -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (12/99)                      2005         1.410          1.615             80,050
                                                                        2004         1.247          1.410              2,583
                                                                        2003         0.991          1.247              2,583
                                                                        2002         1.000          0.991                  -

   Mid Cap Portfolio - Service Class 2 (5/01)                           2005         1.633          1.889             40,951
                                                                        2004         1.336          1.633             40,964
                                                                        2003         0.986          1.336             27,832
                                                                        2002         1.000          0.986                  -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------------   ----   -------------   -------------   ---------------
   Capital Appreciation Fund (5/00)                                 2005       1.341           1.553             15,582
                                                                    2004       1.145           1.341                  -
                                                                    2003       1.000           1.145                  -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B (5/02)   2005       1.220           1.251            324,368
                                                                    2004       1.120           1.220             69,813
                                                                    2003       1.000           1.120                  -

   AllianceBernstein Large-Cap Growth Portfolio - Class B (11/99)   2005       1.160           1.305            241,007
                                                                    2004       1.093           1.160                  -
                                                                    2003       1.000           1.093                  -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                      2005       1.320           1.476          1,571,889
                                                                    2004       1.188           1.320            418,416
                                                                    2003       1.000           1.188             12,571

   Growth Fund - Class 2 Shares (12/99)                             2005       1.266           1.442          5,816,470
                                                                    2004       1.149           1.266          1,448,922
                                                                    2003       1.000           1.149              2,496

   Growth-Income Fund - Class 2 Shares (3/00)                       2005       1.240           1.286          7,302,980
                                                                    2004       1.147           1.240          1,766,970
                                                                    2003       1.000           1.147             98,693

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)                 2005       1.471           1.545             18,462
                                                                    2004       1.143           1.471                  -
                                                                    2003       1.000           1.143                  -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)          2005       1.201           1.297             73,812
                                                                    2004       1.074           1.201                  -
                                                                    2003       1.000           1.074                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------------   ----   -------------   -------------   ---------------
   Mercury Value Opportunities V.I. Fund - Class III (11/03)        2005       1.199           1.294           388,532
                                                                    2004       1.067           1.199             2,234
                                                                    2003       1.000           1.067                 -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)         2005       1.000           1.048           333,333

   Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
   (4/00)                                                           2005       1.302           1.337           367,838
                                                                    2004       1.193           1.302           155,797
                                                                    2003       1.000           1.193             1,183

   Mutual Shares Securities Fund - Class 2 Shares (5/02)            2005       1.233           1.336         1,148,738
                                                                    2004       1.117           1.233           362,129
                                                                    2003       1.000           1.117            33,112

   Templeton Developing Markets Securities Fund - Class 2 Shares
   (5/03)                                                           2005       1.543           1.927           665,125
                                                                    2004       1.263           1.543            60,640
                                                                    2003       1.000           1.263                 -

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)        2005       1.365           1.474         1,468,418
                                                                    2004       1.176           1.365           334,841
                                                                    2003       1.000           1.176                 -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)         2005       1.320           1.408           839,302
                                                                    2004       1.161           1.320           186,548
                                                                    2003       1.000           1.161                 -

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                                    2005       1.193           1.219         1,141,745
                                                                    2004       1.120           1.193           508,994
                                                                    2003       1.000           1.120            28,096

   Diversified Strategic Income Portfolio (2/01)                    2005       1.106           1.111           362,760
                                                                    2004       1.057           1.106           289,574
                                                                    2003       1.000           1.057            21,719

                         CONDENSED FINANCIAL INFORMATION

                                                                         UNIT VALUE AT                   NUMBER OF UNITS
                                                                         BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                        YEAR       YEAR         END OF YEAR      END OF YEAR
---------------------------------------------------------------   ----   -------------   -------------   ---------------
   Equity Index Portfolio - Class II Shares (2/01)                2005       1.220            1.246          421,906
                                                                  2004       1.130            1.220          138,787
                                                                  2003       1.000            1.130           46,185

   Fundamental Value Portfolio (4/01)                             2005       1.239            1.272          846,421
                                                                  2004       1.169            1.239          561,965
                                                                  2003       1.000            1.169            1,718

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)               2005       1.348            1.479           90,523
                                                                  2004       1.142            1.348           21,722
                                                                  2003       1.000            1.142                -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                   2005       1.320            1.345          318,467
                                                                  2004       1.173            1.320           55,847
                                                                  2003       1.000            1.173                -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                             2005       1.259            1.273          640,552
                                                                  2004       1.140            1.259          215,528
                                                                  2003       1.000            1.140                -

   Mid-Cap Value Portfolio (5/03)                                 2005       1.405            1.490          911,562
                                                                  2004       1.156            1.405          195,242
                                                                  2003       1.000            1.156                -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)            2005       1.116            1.116        1,721,354
                                                                  2004       1.046            1.116          321,614
                                                                  2003       1.000            1.046                -

   Total Return Portfolio - Administrative Class (5/01)           2005       1.053            1.057        3,359,573
                                                                  2004       1.025            1.053          692,716
                                                                  2003       1.000            1.025           79,184

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares (5/01)   2005       1.344            1.477                -
                                                                  2004       1.180            1.344                -
                                                                  2003       1.000            1.180                -

                         CONDENSED FINANCIAL INFORMATION

                                                                              UNIT VALUE AT                   NUMBER OF UNITS
                                                                               BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                             YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------------------   ----   -------------   -------------   ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)             2005        1.529          1.603            203,460
                                                                       2004        1.236          1.529             26,473
                                                                       2003        1.000          1.236                  -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                                       2005        1.242          1.266             47,544
                                                                       2004        1.170          1.242             47,407
                                                                       2003        1.000          1.170                  -

   Investors Fund - Class I (5/01)                                     2005        1.240          1.295             30,398
                                                                       2004        1.147          1.240                866
                                                                       2003        1.000          1.147                  -

   Small Cap Growth Fund - Class I (3/01)                              2005        1.395          1.433             87,329
                                                                       2004        1.237          1.395             25,125
                                                                       2003        1.000          1.237                  -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)                     2005        1.116          1.091             71,237
                                                                       2004        1.101          1.116             25,881
                                                                       2003        1.000          1.101             19,652

   Smith Barney Premier Selections All Cap Growth Portfolio (5/01)     2005        1.160          1.209             17,249
                                                                       2004        1.151          1.160                  -
                                                                       2003        1.000          1.151                  -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value (10/02)    2005        1.179          1.216          6,754,944
                                                                       2004        1.129          1.179          3,163,455
                                                                       2003        1.000          1.129                  -

   Multiple Discipline Portfolio - Balanced All Cap Growth and Value
   (10/02)                                                             2005        1.120          1.144          6,775,659
                                                                       2004        1.089          1.120          1,814,630
                                                                       2003        1.000          1.089             56,399

                         CONDENSED FINANCIAL INFORMATION

                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                              YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------   ----   -------------   -------------   ---------------
   Multiple Discipline Portfolio - Global All Cap Growth and Value
   (10/02)                                                              2005        1.232           1.286        2,361,692
                                                                        2004        1.140           1.232          559,469
                                                                        2003        1.000           1.140                -

   Multiple Discipline Portfolio - Large Cap Growth and Value (10/02)   2005        1.174           1.191        1,219,169
                                                                        2004        1.122           1.174           70,565
                                                                        2003        1.000           1.122                -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                            2005        1.186           1.264          197,321
                                                                        2004        1.137           1.186           11,931
                                                                        2003        1.000           1.137                -

   Equity Income Portfolio (4/00)                                       2005        1.219           1.248          597,391
                                                                        2004        1.133           1.219           63,101
                                                                        2003        1.000           1.133           21,231

   Large Cap Portfolio (11/99)                                          2005        1.172           1.249           44,437
                                                                        2004        1.123           1.172           14,345
                                                                        2003        1.000           1.123                -

   Managed Allocation Series: Aggressive Portfolio (6/05)               2005        1.000           1.074            4,241

   Managed Allocation Series: Conservative Portfolio (8/05)             2005        1.021           1.028                -

   Managed Allocation Series: Moderate Portfolio (6/05)                 2005        1.002           1.043          598,255

   Managed Allocation Series: Moderate-Aggressive Portfolio (5/05)      2005        1.000           1.062          914,988

   Managed Allocation Series: Moderate-Conservative Portfolio (5/05)    2005        1.000           1.035          117,413

   Mercury Large Cap Core Portfolio (8/00)                              2005        1.237           1.358           95,543
                                                                        2004        1.090           1.237           10,421
                                                                        2003        1.000           1.090            1,812

                         CONDENSED FINANCIAL INFORMATION

                                                                UNIT VALUE AT                    NUMBER OF UNITS
                                                                 BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
                   PORTFOLIO NAME                       YEAR         YEAR        END OF YEAR       END OF YEAR
-----------------------------------------------------   ----    -------------   -------------    ---------------
MFS Emerging Growth Portfolio (4/00)                    2005         1.221           1.184                  -
                                                        2004         1.106           1.221             18,394
                                                        2003         1.000           1.106                  -

MFS Mid Cap Growth Portfolio (5/00)                     2005         1.265           1.278             44,347
                                                        2004         1.132           1.265                  -
                                                        2003         1.000           1.132                  -

MFS Total Return Portfolio (6/00)                       2005         1.178           1.188          2,684,475
                                                        2004         1.079           1.178            984,342
                                                        2003         1.000           1.079             69,945

MFS Value Portfolio (5/04)                              2005         1.117           1.165            914,698
                                                        2004         1.000           1.117            116,014

Mondrian International Stock Portfolio (5/00)           2005         1.314           1.410            514,753
                                                        2004         1.159           1.314            113,964
                                                        2003         1.000           1.159                  -

Pioneer Fund Portfolio (5/03)                           2005         1.227           1.274            168,161
                                                        2004         1.127           1.227             90,074
                                                        2003         1.000           1.127             13,260

Pioneer Mid Cap Value Portfolio (6/05)                  2005         1.019           1.059             37,255

Pioneer Strategic Income Portfolio (5/00)               2005         1.173           1.191            848,537
                                                        2004         1.079           1.173            288,907
                                                        2003         1.000           1.079                  -

Strategic Equity Portfolio (11/99)                      2005         1.206           1.206                  -
                                                        2004         1.117           1.206                  -
                                                        2003         1.000           1.117                  -

Style Focus Series: Small Cap Growth Portfolio (5/05)   2005         1.000           1.133             34,973

Style Focus Series: Small Cap Value Portfolio (5/05)    2005         0.987           1.105             31,332

Travelers Managed Income Portfolio (5/01)               2005         1.037           1.030            449,974
                                                        2004         1.029           1.037            118,574
                                                        2003         1.000           1.029             39,493

                         CONDENSED FINANCIAL INFORMATION

                                                                         UNIT VALUE AT                    NUMBER OF UNITS
                                                                          BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                            PORTFOLIO NAME                        YEAR        YEAR         END OF YEAR      END OF YEAR
---------------------------------------------------------------   ----   -------------    -------------   ---------------
   Van Kampen Enterprise Portfolio (8/00)                         2005        1.149            1.213             7,209
                                                                  2004        1.129            1.149                 -
                                                                  2003        1.000            1.129                 -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares (9/03)    2005        0.989            0.991           611,166
                                                                  2004        0.997            0.989            41,912
                                                                  2003        1.000            0.997            13,532

   Smith Barney Aggressive Growth Portfolio (12/99)               2005        1.224            1.338         1,563,195
                                                                  2004        1.136            1.224           771,612
                                                                  2003        1.000            1.136            63,097

   Smith Barney High Income Portfolio (5/01)                      2005        1.192            1.198           743,842
                                                                  2004        1.101            1.192           348,505
                                                                  2003        1.000            1.101            10,982

   Smith Barney Large Capitalization Growth Portfolio (11/99)     2005        1.149            1.185           465,960
                                                                  2004        1.169            1.149           187,376
                                                                  2003        1.000            1.169                 -

   Smith Barney Mid Cap Core Portfolio (11/99)                    2005        1.253            1.330           200,849
                                                                  2004        1.158            1.253           105,261
                                                                  2003        1.000            1.158            49,733

   Smith Barney Money Market Portfolio (7/00)                     2005        0.983            0.990           666,004
                                                                  2004        0.994            0.983           617,070
                                                                  2003        1.000            0.994                 -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)              2005        1.170            1.237            84,467
                                                                  2004        1.116            1.170            19,007
                                                                  2003        1.000            1.116                 -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio (5/01)   2005        1.398            1.437           319,805
                                                                  2004        1.235            1.398            74,374
                                                                  2003        1.000            1.235                 -

                         CONDENSED FINANCIAL INFORMATION

                                                           UNIT VALUE                  NUMBER OF UNITS
                                                          AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                  PORTFOLIO NAME                    YEAR   OF YEAR       END OF YEAR     END OF YEAR
-------------------------------------------------   ----  ------------  -------------  ---------------
Variable Insurance Products Fund
  Contrafund(R) Portfolio - Service Class (12/99)   2005     1.289          1.476        1,466,285
                                                    2004     1.141          1.289          235,973
                                                    2003     1.000          1.141           77,787

  Mid Cap Portfolio - Service Class 2 (5/01)        2005     1.463          1.692          753,845
                                                    2004     1.198          1.463          122,159
                                                    2003     1.000          1.198            1,675

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                          UNIT VALUE                  NUMBER OF UNITS
                                                                         AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                        PORTFOLIO NAME                             YEAR     OF YEAR     END OF YEAR     END OF YEAR
-----------------------------------------------------------------  ----  ------------  -------------  ---------------
   Capital Appreciation Fund (5/00)                                2005      1.340         1.551               -
                                                                   2004      1.145         1.340               -
                                                                   2003      1.000         1.145               -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B (5/02)  2005      1.220         1.249               -
                                                                   2004      1.120         1.220               -
                                                                   2003      1.000         1.120               -

   AllianceBernstein Large-Cap Growth Portfolio - Class B (11/99)  2005      1.159         1.304               -
                                                                   2004      1.093         1.159               -
                                                                   2003      1.000         1.093               -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                     2005      1.319         1.474          31,243
                                                                   2004      1.187         1.319          14,907
                                                                   2003      1.000         1.187               -

   Growth Fund - Class 2 Shares (12/99)                            2005      1.266         1.440          17,786
                                                                   2004      1.149         1.266           5,032
                                                                   2003      1.000         1.149               -

   Growth-Income Fund - Class 2 Shares (3/00)                      2005      1.239         1.284          48,714
                                                                   2004      1.147         1.239          22,820
                                                                   2003      1.000         1.147               -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)                2005      1.470         1.543               -
                                                                   2004      1.143         1.470               -
                                                                   2003      1.000         1.143               -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)         2005      1.201         1.295               -
                                                                   2004      1.074         1.201               -
                                                                   2003      1.000         1.074               -

                         CONDENSED FINANCIAL INFORMATION

                                                                          UNIT VALUE                  NUMBER OF UNITS
                                                                         AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                            PORTFOLIO NAME                         YEAR    OF YEAR      END OF YEAR     END OF YEAR
-----------------------------------------------------------------  ----  ------------  -------------  ---------------
   Mercury Value Opportunities V.I. Fund - Class III (11/03)       2005      1.199         1.293              -
                                                                   2004      1.067         1.199              -
                                                                   2003      1.000         1.067              -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)        2005      1.000         1.048          3,877

   Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
   (4/00)                                                          2005      1.302         1.336              -
                                                                   2004      1.192         1.302              -
                                                                   2003      1.000         1.192              -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)           2005      1.232         1.334          3,067
                                                                   2004      1.117         1.232              -
                                                                   2003      1.000         1.117              -

   Templeton Developing Markets Securities Fund - Class 2 Shares
   (5/03)                                                          2005      1.542         1.924         13,893
                                                                   2004      1.263         1.542         10,047
                                                                   2003      1.000         1.263              -

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)       2005      1.364         1.472         13,723
                                                                   2004      1.175         1.364          7,082
                                                                   2003      1.000         1.175              -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)        2005      1.319         1.406              -
                                                                   2004      1.161         1.319              -
                                                                   2003      1.000         1.161              -

Greenwich Street Series Fund

   Appreciation Portfolio (4/00)                                   2005      1.192         1.218              -
                                                                   2004      1.119         1.192              -
                                                                   2003      1.000         1.119              -

   Diversified Strategic Income Portfolio (2/01)                   2005      1.105         1.110              -
                                                                   2004      1.057         1.105              -
                                                                   2003      1.000         1.057              -

                         CONDENSED FINANCIAL INFORMATION

                                                                UNIT VALUE                  NUMBER OF UNITS
                                                               AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                 PORTFOLIO NAME                          YEAR    OF YEAR      END OF YEAR     END OF YEAR
-------------------------------------------------------  ----  ------------  -------------  ---------------
   Equity Index Portfolio - Class II Shares (2/01)       2005     1.219          1.245              -
                                                         2004     1.130          1.219              -
                                                         2003     1.000          1.130              -

   Fundamental Value Portfolio (4/01)                    2005     1.238          1.271              -
                                                         2004     1.169          1.238              -
                                                         2003     1.000          1.169              -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)      2005     1.347          1.478          9,373
                                                         2004     1.142          1.347          4,813
                                                         2003     1.000          1.142              -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)          2005     1.320          1.344              -
                                                         2004     1.173          1.320              -
                                                         2003     1.000          1.173              -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                    2005     1.258          1.272              -
                                                         2004     1.140          1.258              -
                                                         2003     1.000          1.140              -

   Mid-Cap Value Portfolio (5/03)                        2005     1.404          1.488         16,134
                                                         2004     1.156          1.404          6,909
                                                         2003     1.000          1.156              -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)   2005     1.115          1.115         15,721
                                                         2004     1.046          1.115         15,726
                                                         2003     1.000          1.046              -

   Total Return Portfolio - Administrative Class (5/01)  2005     1.052          1.056          2,887
                                                         2004     1.024          1.052              -
                                                         2003     1.000          1.024              -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                         2005     1.343          1.475              -
                                                         2004     1.180          1.343              -
                                                         2003     1.000          1.180              -

                         CONDENSED FINANCIAL INFORMATION

                                                                             UNIT VALUE                  NUMBER OF UNITS
                                                                            AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                            PORTFOLIO NAME                            YEAR     OF YEAR     END OF YEAR     END OF YEAR
--------------------------------------------------------------------  ----  ------------  -------------  ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)            2005     1.528          1.601           8,267
                                                                      2004     1.236          1.528           4,239
                                                                      2003     1.000          1.236               -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                                      2005     1.241          1.264               -
                                                                      2004     1.170          1.241               -
                                                                      2003     1.000          1.170               -

   Investors Fund - Class I (5/01)                                    2005     1.240          1.293               -
                                                                      2004     1.147          1.240               -
                                                                      2003     1.000          1.147               -

   Small Cap Growth Fund - Class I (3/01)                             2005     1.394          1.432           9,176
                                                                      2004     1.236          1.394           4,623
                                                                      2003     1.000          1.236               -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)                    2005     1.115          1.090               -
                                                                      2004     1.101          1.115               -
                                                                      2003     1.000          1.101               -

   Smith Barney Premier Selections All Cap Growth Portfolio (5/01)    2005     1.160          1.207               -
                                                                      2004     1.151          1.160               -
                                                                      2003     1.000          1.151               -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value (10/02)   2005     1.179          1.215          27,895
                                                                      2004     1.129          1.179               -
                                                                      2003     1.000          1.129               -

   Multiple Discipline Portfolio - Balanced All Cap Growth and Value
   (10/02)                                                            2005     1.120          1.143         132,477
                                                                      2004     1.089          1.120               -
                                                                      2003     1.000          1.089               -

                         CONDENSED FINANCIAL INFORMATION

                                                                              UNIT VALUE                  NUMBER OF UNITS
                                                                             AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                         PORTFOLIO NAME                                YEAR    OF YEAR      END OF YEAR     END OF YEAR
---------------------------------------------------------------------  ----  ------------  -------------  ---------------
   Multiple Discipline Portfolio - Global All Cap Growth and Value
   (10/02)                                                             2005      1.231         1.284              -
                                                                       2004      1.140         1.231              -
                                                                       2003      1.000         1.140              -

   Multiple Discipline Portfolio - Large Cap Growth and Value (10/02)  2005      1.173         1.189         14,076
                                                                       2004      1.122         1.173              -
                                                                       2003      1.000         1.122              -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                           2005      1.185         1.262              -
                                                                       2004      1.136         1.185              -
                                                                       2003      1.000         1.136              -

   Equity Income Portfolio (4/00)                                      2005      1.218         1.246              -
                                                                       2004      1.132         1.218              -
                                                                       2003      1.000         1.132              -

   Large Cap Portfolio (11/99)                                         2005      1.172         1.247              -
                                                                       2004      1.123         1.172              -
                                                                       2003      1.000         1.123              -

   Managed Allocation Series: Aggressive Portfolio (6/05)              2005      1.000         1.074              -

   Managed Allocation Series: Conservative Portfolio (8/05)            2005      1.021         1.027              -

   Managed Allocation Series: Moderate Portfolio (6/05)                2005      1.002         1.043              -

   Managed Allocation Series: Moderate-Aggressive Portfolio (5/05)     2005      1.000         1.062              -

   Managed Allocation Series: Moderate-Conservative Portfolio (5/05)   2005      1.000         1.034              -

   Mercury Large Cap Core Portfolio (8/00)                             2005      1.236         1.357              -
                                                                       2004      1.090         1.236              -
                                                                       2003      1.000         1.090              -

                         CONDENSED FINANCIAL INFORMATION

                                                              UNIT VALUE                  NUMBER OF UNITS
                                                             AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                  PORTFOLIO NAME                       YEAR    OF YEAR      END OF YEAR     END OF YEAR
-----------------------------------------------------  ----  ------------  -------------  ---------------
MFS Emerging Growth Portfolio (4/00)                   2005     1.220          1.183              -
                                                       2004     1.105          1.220              -
                                                       2003     1.000          1.105              -

MFS Mid Cap Growth Portfolio (5/00)                    2005     1.264          1.276              -
                                                       2004     1.132          1.264              -
                                                       2003     1.000          1.132              -

MFS Total Return Portfolio (6/00)                      2005     1.177          1.187          3,398
                                                       2004     1.078          1.177              -
                                                       2003     1.000          1.078              -

MFS Value Portfolio (5/04)                             2005     1.117          1.164              -
                                                       2004     1.000          1.117              -

Mondrian International Stock Portfolio (5/00)          2005     1.313          1.408              -
                                                       2004     1.158          1.313              -
                                                       2003     1.000          1.158              -

Pioneer Fund Portfolio (5/03)                          2005     1.226          1.273              -
                                                       2004     1.127          1.226              -
                                                       2003     1.000          1.127              -

Pioneer Mid Cap Value Portfolio (6/05)                 2005     1.019          1.059              -

Pioneer Strategic Income Portfolio (5/00)              2005     1.172          1.190          1,813
                                                       2004     1.079          1.172              -
                                                       2003     1.000          1.079              -

Strategic Equity Portfolio (11/99)                     2005     1.205          1.204              -
                                                       2004     1.116          1.205              -
                                                       2003     1.000          1.116              -

Style Focus Series: Small Cap Growth Portfolio (5/05)  2005     1.000          1.132              -

Style Focus Series: Small Cap Value Portfolio (5/05)   2005     0.986          1.105              -

Travelers Managed Income Portfolio (5/01)              2005     1.036          1.029          2,962
                                                       2004     1.029          1.036              -
                                                       2003     1.000          1.029              -

                         CONDENSED FINANCIAL INFORMATION

                                                                        UNIT VALUE                  NUMBER OF UNITS
                                                                       AT BEGINNING  UNIT VALUE AT   OUTSTANDING AT
                     PORTFOLIO NAME                              YEAR    OF YEAR      END OF YEAR     END OF YEAR
---------------------------------------------------------------  ----  ------------  -------------  ----------------
   Van Kampen Enterprise Portfolio (8/00)                        2005     1.148          1.212              -
                                                                 2004     1.128          1.148              -
                                                                 2003     1.000          1.128              -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares (9/03)   2005     0.988          0.990          7,492
                                                                 2004     0.997          0.988          4,396
                                                                 2003     1.000          0.997              -

   Smith Barney Aggressive Growth Portfolio (12/99)              2005     1.223          1.337          5,298
                                                                 2004     1.136          1.223              -
                                                                 2003     1.000          1.136              -

   Smith Barney High Income Portfolio (5/01)                     2005     1.191          1.197              -
                                                                 2004     1.101          1.191              -
                                                                 2003     1.000          1.101              -

   Smith Barney Large Capitalization Growth Portfolio (11/99)    2005     1.148          1.183              -
                                                                 2004     1.169          1.148              -
                                                                 2003     1.000          1.169              -

   Smith Barney Mid Cap Core Portfolio (11/99)                   2005     1.252          1.328          7,107
                                                                 2004     1.158          1.252          7,109
                                                                 2003     1.000          1.158              -

   Smith Barney Money Market Portfolio (7/00)                    2005     0.982          0.989          3,734
                                                                 2004     0.994          0.982              -
                                                                 2003     1.000          0.994              -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)             2005     1.169          1.236              -
                                                                 2004     1.115          1.169              -
                                                                 2003     1.000          1.115              -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio (5/01)  2005     1.397          1.436              -
                                                                 2004     1.234          1.397              -
                                                                 2003     1.000          1.234              -

                         CONDENSED FINANCIAL INFORMATION

                                                          UNIT VALUE                  NUMBER OF UNITS
                                                         AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
               PORTFOLIO NAME                      YEAR    OF YEAR      END OF YEAR    END OF YEAR
-------------------------------------------------  ----  ------------  -------------  ---------------
Variable Insurance Products Fund
  Contrafund(R) Portfolio - Service Class (12/99)  2005     1.288          1.474          12,920
                                                   2004     1.141          1.288          10,306
                                                   2003     1.000          1.141               -

  Mid Cap Portfolio - Service Class 2 (5/01)       2005     1.462          1.690           2,304
                                                   2004     1.198          1.462               -
                                                   2003     1.000          1.198               -

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                          UNIT VALUE                   NUMBER OF UNITS
                                                                         AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                    PORTFOLIO NAME                                 YEAR    OF YEAR     END OF YEAR     END OF YEAR
-----------------------------------------------------------------  ----  ------------  -------------  ---------------
   Capital Appreciation Fund (5/00)                                2005      1.171         1.354            24,641
                                                                   2004      1.000         1.171                 -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B (5/02)  2005      1.082         1.108           228,977
                                                                   2004      1.000         1.082                 -

   AllianceBernstein Large-Cap Growth Portfolio - Class B (11/99)  2005      1.059         1.191           174,445
                                                                   2004      1.000         1.059                 -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                     2005      1.114         1.244           940,215
                                                                   2004      1.000         1.114                 -

   Growth Fund - Class 2 Shares (12/99)                            2005      1.087         1.236         2,025,298
                                                                   2004      1.000         1.087            29,474

   Growth-Income Fund - Class 2 Shares (3/00)                      2005      1.066         1.104         1,756,061
                                                                   2004      1.000         1.066            44,503

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)                2005      1.289         1.352            17,851
                                                                   2004      1.000         1.289                 -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)         2005      1.118         1.206            24,634
                                                                   2004      1.000         1.118                 -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)       2005      1.121         1.208            20,066
                                                                   2004      1.000         1.121                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                          UNIT VALUE                  NUMBER OF UNITS
                                                                         AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                     PORTFOLIO NAME                                YEAR    OF YEAR      END OF YEAR     END OF YEAR
-----------------------------------------------------------------  ----  ------------  -------------  ---------------
Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)        2005      1.000         1.047           132,764

   Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
   (4/00)                                                          2005      1.086         1.114                 -
                                                                   2004      1.000         1.086                 -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)           2005      1.101         1.192           114,275
                                                                   2004      1.000         1.101                 -

   Templeton Developing Markets Securities Fund - Class 2 Shares
   (5/03)                                                          2005      1.263         1.575            83,346
                                                                   2004      1.000         1.263                 -

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)       2005      1.157         1.248           455,907
                                                                   2004      1.000         1.157                 -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)        2005      1.121         1.194           176,358
                                                                   2004      1.000         1.121            21,542

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                                   2005      1.058         1.080           347,634
                                                                   2004      1.000         1.058                 -

   Diversified Strategic Income Portfolio (2/01)                   2005      1.071         1.075                 -
                                                                   2004      1.000         1.071                 -

   Equity Index Portfolio - Class II Shares (2/01)                 2005      1.071         1.093           157,234
                                                                   2004      1.000         1.071                 -

   Fundamental Value Portfolio (4/01)                              2005      1.059         1.086           333,100
                                                                   2004      1.000         1.059                 -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)                2005      1.131         1.240            16,784
                                                                   2004      1.000         1.131                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                        VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.127           1.147              65,774
                                                               2004        1.000           1.127                   -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.101           1.112             319,660
                                                               2004        1.000           1.101                   -

   Mid-Cap Value Portfolio (5/03)                              2005        1.162           1.231             291,679
                                                               2004        1.000           1.162                   -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.069           1.068             705,716
                                                               2004        1.000           1.069              14,137

   Total Return Portfolio - Administrative Class (5/01)        2005        1.045           1.048             812,662
                                                               2004        1.000           1.045              19,840

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.160           1.274                   -
                                                               2004        1.000           1.160                   -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.194           1.251             190,483
                                                               2004        1.000           1.194                   -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2005        1.058           1.078                   -
                                                               2004        1.000           1.058                   -

   Investors Fund - Class I (5/01)                             2005        1.081           1.127              15,090
                                                               2004        1.000           1.081                   -

   Small Cap Growth Fund - Class I (3/01)                      2005        1.167           1.198              51,022
                                                               2004        1.000           1.167                   -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.017           0.994                   -
                                                               2004        1.000           1.017                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.027           1.069                   -
                                                               2004        1.000           1.027                   -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.040           1.071             627,816
                                                               2004        1.000           1.040                   -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.032           1.053             336,048
                                                               2004        1.000           1.032              45,975

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.068           1.113           1,010,470
                                                               2004        1.000           1.068                   -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.034           1.048               4,328
                                                               2004        1.000           1.034                   -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.056           1.124             222,683
                                                               2004        1.000           1.056                   -

   Equity Income Portfolio (4/00)                              2005        1.103           1.128              98,756
                                                               2004        1.000           1.103                   -

   Large Cap Portfolio (11/99)                                 2005        1.050           1.117                   -
                                                               2004        1.000           1.050                   -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.000           1.074              43,634

   Managed Allocation Series: Conservative Portfolio (8/05)    2005        1.020           1.027                   -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.002           1.043             663,366

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000           1.061             771,540

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Managed Allocation Series: Moderate-Conservative
   Portfolio (5/05)                                            2005        1.000           1.034                 104,910

   Mercury Large Cap Core Portfolio (8/00)                     2005        1.125           1.234                   2,189
                                                               2004        1.000           1.125                       -

   MFS Emerging Growth Portfolio (4/00)                        2005        1.083           1.050                       -
                                                               2004        1.000           1.083                       -

   MFS Mid Cap Growth Portfolio (5/00)                         2005        1.075           1.084                   1,025
                                                               2004        1.000           1.075                       -

   MFS Total Return Portfolio (6/00)                           2005        1.097           1.105                 731,289
                                                               2004        1.000           1.097                       -

   MFS Value Portfolio (5/04)                                  2005        1.127           1.175                 116,654
                                                               2004        1.000           1.127                       -

   Mondrian International Stock Portfolio (5/00)               2005        1.146           1.229                 274,047
                                                               2004        1.000           1.146                       -

   Pioneer Fund Portfolio (5/03)                               2005        1.094           1.135                   5,855
                                                               2004        1.000           1.094                       -

   Pioneer Mid Cap Value Portfolio (6/05)                      2005        1.019           1.059                   1,870

   Pioneer Strategic Income Portfolio (5/00)                   2005        1.105           1.121                 134,791
                                                               2004        1.000           1.105                   5,334

   Strategic Equity Portfolio (11/99)                          2005        1.099           1.098                   8,946
                                                               2004        1.000           1.099                       -

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.132                   3,889

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        0.986           1.104                   3,984

   Travelers Managed Income Portfolio (5/01)                   2005        1.030           1.022                 153,836
                                                               2004        1.000           1.030                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Van Kampen Enterprise Portfolio (8/00)                      2005        1.038           1.095               8,838
                                                               2004        1.000           1.038                   -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.999           1.001              11,747
                                                               2004        1.000           0.999                   -

   Smith Barney Aggressive Growth Portfolio (12/99)            2005        1.067           1.166             564,423
                                                               2004        1.000           1.067                   -

   Smith Barney High Income Portfolio (5/01)                   2005        1.086           1.090             106,259
                                                               2004        1.000           1.086                   -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        0.991           1.021             105,351
                                                               2004        1.000           0.991                   -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.096           1.161              11,250
                                                               2004        1.000           1.096                   -

   Smith Barney Money Market Portfolio (7/00)                  2005        0.995           1.001               5,536
                                                               2004        1.000           0.995                   -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2005        1.060           1.120                   -
                                                               2004        1.000           1.060                   -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.170           1.202              42,362
                                                               2004        1.000           1.170               7,051

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (12/99)             2005        1.109           1.268             523,260
                                                               2004        1.000           1.109                   -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.228           1.419             262,536
                                                               2004        1.000           1.228              13,438

                         CONDENSED FINANCIAL INFORMATION

                       SEPARATE ACCOUNT CHARGES 2.20% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Capital Appreciation Fund (5/00)                            2005        1.384           1.600                   -
                                                               2004        1.183           1.384                   -
                                                               2003        0.968           1.183                   -
                                                               2002        1.000           0.968                   -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.351           1.382              37,059
                                                               2004        1.242           1.351              37,059
                                                               2003        0.960           1.242                   -
                                                               2002        1.000           0.960                   -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.212           1.362                   -
                                                               2004        1.144           1.212                   -
                                                               2003        0.948           1.144                   -
                                                               2002        1.000           0.948                   -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.446           1.614              67,669
                                                               2004        1.303           1.446               9,897
                                                               2003        0.984           1.303                   -
                                                               2002        1.000           0.984                   -

   Growth Fund - Class 2 Shares (12/99)                        2005        1.415           1.608             214,682
                                                               2004        1.285           1.415              76,812
                                                               2003        0.960           1.285                   -
                                                               2002        1.000           0.960                   -

   Growth-Income Fund - Class 2 Shares (3/00)                  2005        1.358           1.406             103,828
                                                               2004        1.258           1.358              46,024
                                                               2003        0.971           1.258                   -
                                                               2002        1.000           0.971                   -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)            2005        1.694           1.776                   -
                                                               2004        1.318           1.694                   -
                                                               2003        1.005           1.318                   -
                                                               2002        1.000           1.005                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.199           1.293                   -
                                                               2004        1.073           1.199                   -
                                                               2003        1.000           1.073                   -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.197           1.290              19,251
                                                               2004        1.067           1.197                   -
                                                               2003        1.000           1.067                   -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000           1.047                   -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (4/00)                                               2005        1.418           1.454              26,978
                                                               2004        1.300           1.418              23,049
                                                               2003        0.969           1.300                   -
                                                               2002        1.000           0.969                   -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.341           1.450              26,983
                                                               2004        1.217           1.341                   -
                                                               2003        0.994           1.217                   -
                                                               2002        1.000           0.994                   -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.757           2.190              60,556
                                                               2004        1.440           1.757               6,217
                                                               2003        1.000           1.440                   -

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2005        1.483           1.598              85,320
                                                               2004        1.279           1.483               7,327
                                                               2003        0.989           1.279                   -
                                                               2002        1.000           0.989                   -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.433           1.526               5,708
                                                               2004        1.262           1.433                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Templeton Growth Securities Fund - Class 2 Shares
   (continued)                                                 2003        0.976           1.262                   -
                                                               2002        1.000           0.976                   -

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2005        1.267           1.292              31,496
                                                               2004        1.190           1.267              26,515
                                                               2003        0.977           1.190                   -
                                                               2002        1.000           0.977                   -

   Diversified Strategic Income Portfolio (2/01)               2005        1.153           1.157                   -
                                                               2004        1.104           1.153                   -
                                                               2003        1.010           1.104               3,284
                                                               2002        1.000           1.010                   -

   Equity Index Portfolio - Class II Shares (2/01)             2005        1.303           1.329                   -
                                                               2004        1.208           1.303                   -
                                                               2003        0.967           1.208                   -
                                                               2002        1.000           0.967                   -

   Fundamental Value Portfolio (4/01)                          2005        1.386           1.421              28,959
                                                               2004        1.310           1.386              28,972
                                                               2003        0.966           1.310                   -
                                                               2002        1.000           0.966                   -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.527           1.674              27,138
                                                               2004        1.296           1.527              16,511
                                                               2003        0.983           1.296                   -
                                                               2002        1.000           0.983                   -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.493           1.519                   -
                                                               2004        1.329           1.493                   -
                                                               2003        1.000           1.329                   -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.364           1.378              38,601
                                                               2004        1.238           1.364               3,941
                                                               2003        1.000           1.238                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Mid-Cap Value Portfolio (5/03)                              2005        1.520           1.610              69,714
                                                               2004        1.253           1.520              11,391
                                                               2003        1.000           1.253                   -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.110           1.109             325,632
                                                               2004        1.042           1.110             237,615
                                                               2003        1.000           1.042              27,845

   Total Return Portfolio - Administrative Class (5/01)        2005        1.067           1.069              57,561
                                                               2004        1.040           1.067               1,618
                                                               2003        1.012           1.040                   -
                                                               2002        1.000           1.012                   -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.421           1.560                   -
                                                               2004        1.250           1.421                   -
                                                               2003        0.994           1.250                   -
                                                               2002        1.000           0.994                   -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.765           1.848              23,633
                                                               2004        1.430           1.765               9,211
                                                               2003        0.977           1.430                   -
                                                               2002        1.000           0.977                   -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2005        1.383           1.408                   -
                                                               2004        1.305           1.383                   -
                                                               2003        0.960           1.305                   -
                                                               2002        1.000           0.960                   -

   Investors Fund - Class I (5/01)                             2005        1.340           1.396                   -
                                                               2004        1.241           1.340                   -
                                                               2003        0.958           1.241                   -
                                                               2002        1.000           0.958                   -

   Small Cap Growth Fund - Class I (3/01)                      2005        1.591           1.632                   -
                                                               2004        1.412           1.591                   -
                                                               2003        0.970           1.412                   -
                                                               2002        1.000           0.970                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.176           1.149              54,339
                                                               2004        1.163           1.176              27,403
                                                               2003        0.963           1.163                   -
                                                               2002        1.000           0.963                   -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.269           1.320                   -
                                                               2004        1.261           1.269                   -
                                                               2003        0.960           1.261                   -
                                                               2002        1.000           0.960                   -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.300           1.339              37,981
                                                               2004        1.246           1.300              37,981
                                                               2003        0.969           1.246                   -
                                                               2002        1.000           0.969                   -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.200           1.224             276,212
                                                               2004        1.168           1.200             214,184
                                                               2003        0.979           1.168               7,110
                                                               2002        1.000           0.979                   -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.336           1.392             130,720
                                                               2004        1.239           1.336              11,257
                                                               2003        0.962           1.239                   -
                                                               2002        1.000           0.962                   -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.267           1.284              11,665
                                                               2004        1.213           1.267              11,665
                                                               2003        0.961           1.213                   -
                                                               2002        1.000           0.961                   -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.274           1.355              19,700
                                                               2004        1.223           1.274              19,700
                                                               2003        0.967           1.223                   -
                                                               2002        1.000           0.967                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Equity Income Portfolio (4/00)                              2005        1.322           1.351              49,399
                                                               2004        1.230           1.322                   -
                                                               2003        0.958           1.230                   -
                                                               2002        1.000           0.958                   -

   Large Cap Portfolio (11/99)                                 2005        1.228           1.306                   -
                                                               2004        1.179           1.228                   -
                                                               2003        0.966           1.179                   -
                                                               2002        1.000           0.966                   -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.000           1.074                   -

   Managed Allocation Series: Conservative Portfolio (8/05)    2005        1.020           1.027                   -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.002           1.042                   -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000           1.061                   -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (5/05)                                            2005        1.000           1.034                   -

   Mercury Large Cap Core Portfolio (8/00)                     2005        1.308           1.433               8,261
                                                               2004        1.153           1.308               8,261
                                                               2003        0.973           1.153                   -
                                                               2002        1.000           0.973                   -

   MFS Emerging Growth Portfolio (4/00)                        2005        1.353           1.311                   -
                                                               2004        1.227           1.353               7,169
                                                               2003        0.971           1.227                   -
                                                               2002        1.000           0.971                   -

   MFS Mid Cap Growth Portfolio (5/00)                         2005        1.457           1.469               6,707
                                                               2004        1.306           1.457                   -
                                                               2003        0.974           1.306                   -
                                                               2002        1.000           0.974                   -

   MFS Total Return Portfolio (6/00)                           2005        1.225           1.234                   -
                                                               2004        1.124           1.225                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   MFS Total Return Portfolio  (continued)                     2003        0.986           1.124                   -
                                                               2002        1.000           0.986                   -

   MFS Value Portfolio (5/04)                                  2005        1.116           1.163                   -
                                                               2004        1.000           1.116                   -

   Mondrian International Stock Portfolio (5/00)               2005        1.426           1.528              24,266
                                                               2004        1.259           1.426              24,269
                                                               2003        1.001           1.259                   -
                                                               2002        1.000           1.001                   -

   Pioneer Fund Portfolio (5/03)                               2005        1.316           1.364                   -
                                                               2004        1.210           1.316                   -
                                                               2003        1.000           1.210                   -

   Pioneer Mid Cap Value Portfolio (6/05)                      2005        1.019           1.058                   -

   Pioneer Strategic Income Portfolio (5/00)                   2005        1.280           1.298                   -
                                                               2004        1.179           1.280                   -
                                                               2003        1.008           1.179                   -
                                                               2002        1.000           1.008                   -

   Strategic Equity Portfolio (11/99)                          2005        1.355           1.353              18,478
                                                               2004        1.257           1.355              18,478
                                                               2003        0.969           1.257                   -
                                                               2002        1.000           0.969                   -

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.132                   -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        0.986           1.104                   -

   Travelers Managed Income Portfolio (5/01)                   2005        1.082           1.073                 613
                                                               2004        1.076           1.082                 613
                                                               2003        1.014           1.076               4,605
                                                               2002        1.000           1.014                   -

   Van Kampen Enterprise Portfolio (8/00)                      2005        1.206           1.272                   -
                                                               2004        1.187           1.206                   -
                                                               2003        0.966           1.187                   -
                                                               2002        1.000           0.966                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.987           0.988              21,058
                                                               2004        0.997           0.987               6,036
                                                               2003        1.000           0.997               1,321

   Smith Barney Aggressive Growth Portfolio (12/99)            2005        1.346           1.470              55,587
                                                               2004        1.251           1.346              20,208
                                                               2003        0.951           1.251                   -
                                                               2002        1.000           0.951                   -

   Smith Barney High Income Portfolio (5/01)                   2005        1.358           1.363              33,907
                                                               2004        1.256           1.358                   -
                                                               2003        1.007           1.256                   -
                                                               2002        1.000           1.007                   -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        1.341           1.380              23,147
                                                               2004        1.366           1.341              23,147
                                                               2003        0.946           1.366                   -
                                                               2002        1.000           0.946                   -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.339           1.419              25,731
                                                               2004        1.240           1.339              25,731
                                                               2003        0.977           1.240                   -
                                                               2002        1.000           0.977                   -

   Smith Barney Money Market Portfolio (7/00)                  2005        0.971           0.977              40,958
                                                               2004        0.984           0.971                   -
                                                               2003        0.999           0.984                   -
                                                               2002        1.000           0.999                   -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2005        1.251           1.321                   -
                                                               2004        1.195           1.251                   -
                                                               2003        0.959           1.195                   -
                                                               2002        1.000           0.959                   -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.531           1.571              22,630
                                                               2004        1.353           1.531               5,586

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Smith Barney Small Cap Growth Opportunities Portfolio
   (continued)                                                 2003        0.974           1.353                   -
                                                               2002        1.000           0.974                   -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (12/99)             2005        1.405           1.606              78,636
                                                               2004        1.245           1.405              38,260
                                                               2003        0.991           1.245                   -
                                                               2002        1.000           0.991                   -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.626           1.878              23,778
                                                               2004        1.334           1.626                   -
                                                               2003        0.986           1.334                   -
                                                               2002        1.000           0.986                   -

                         CONDENSED FINANCIAL INFORMATION

                       SEPARATE ACCOUNT CHARGES 2.25% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Capital Appreciation Fund (5/00)                            2005        1.337           1.545                   -
                                                               2004        1.144           1.337                   -
                                                               2003        1.000           1.144                   -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.217           1.245              23,528
                                                               2004        1.119           1.217              23,528
                                                               2003        1.000           1.119              23,528

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.157           1.299              24,077
                                                               2004        1.092           1.157              24,077
                                                               2003        1.000           1.092              24,077

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.317           1.469             548,432
                                                               2004        1.187           1.317             330,117
                                                               2003        1.000           1.187              22,177

   Growth Fund - Class 2 Shares (12/99)                        2005        1.263           1.435             534,747
                                                               2004        1.148           1.263             245,275
                                                               2003        1.000           1.148                   -

   Growth-Income Fund - Class 2 Shares (3/00)                  2005        1.237           1.280             620,256
                                                               2004        1.146           1.237             262,019
                                                               2003        1.000           1.146                   -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)            2005        1.467           1.538                   -
                                                               2004        1.142           1.467                   -
                                                               2003        1.000           1.142                   -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.199           1.291                   -
                                                               2004        1.073           1.199                   -
                                                               2003        1.000           1.073                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.197           1.289                   -
                                                               2004        1.067           1.197                   -
                                                               2003        1.000           1.067                   -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000           1.047                   -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (4/00)                                               2005        1.299           1.331              11,627
                                                               2004        1.192           1.299              11,635
                                                               2003        1.000           1.192                   -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.230           1.329             207,869
                                                               2004        1.117           1.230              41,936
                                                               2003        1.000           1.117                   -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.539           1.917              25,315
                                                               2004        1.262           1.539               4,065
                                                               2003        1.000           1.262                   -

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2005        1.361           1.467             131,490
                                                               2004        1.175           1.361              66,798
                                                               2003        1.000           1.175                   -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.316           1.401              48,784
                                                               2004        1.160           1.316               7,758
                                                               2003        1.000           1.160                   -

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2005        1.190           1.213              80,138
                                                               2004        1.119           1.190               7,080
                                                               2003        1.000           1.119                   -

   Diversified Strategic Income Portfolio (2/01)               2005        1.103           1.106              50,274
                                                               2004        1.057           1.103              35,131
                                                               2003        1.000           1.057                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Equity Index Portfolio - Class II Shares (2/01)             2005        1.217           1.240               4,731
                                                               2004        1.129           1.217               4,735
                                                               2003        1.000           1.129                   -

   Fundamental Value Portfolio (4/01)                          2005        1.236           1.266             440,245
                                                               2004        1.168           1.236             236,783
                                                               2003        1.000           1.168                   -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.344           1.472                   -
                                                               2004        1.141           1.344                   -
                                                               2003        1.000           1.141                   -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.317           1.339               4,326
                                                               2004        1.172           1.317                   -
                                                               2003        1.000           1.172                   -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.255           1.267              29,179
                                                               2004        1.140           1.255              29,192
                                                               2003        1.000           1.140                   -

   Mid-Cap Value Portfolio (5/03)                              2005        1.401           1.483             112,789
                                                               2004        1.155           1.401              77,858
                                                               2003        1.000           1.155                   -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.113           1.111             179,070
                                                               2004        1.045           1.113              49,935
                                                               2003        1.000           1.045                   -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.050           1.052             304,854
                                                               2004        1.024           1.050             137,058
                                                               2003        1.000           1.024                   -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.340           1.470                   -
                                                               2004        1.179           1.340                   -
                                                               2003        1.000           1.179                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.525           1.596             350,376
                                                               2004        1.235           1.525             166,500
                                                               2003        1.000           1.235                   -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2005        1.238           1.260              15,440
                                                               2004        1.169           1.238              10,751
                                                               2003        1.000           1.169                   -

   Investors Fund - Class I (5/01)                             2005        1.237           1.288              17,370
                                                               2004        1.146           1.237                   -
                                                               2003        1.000           1.146                   -

   Small Cap Growth Fund - Class I (3/01)                      2005        1.391           1.426             183,212
                                                               2004        1.236           1.391             136,103
                                                               2003        1.000           1.236                   -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.113           1.086              24,294
                                                               2004        1.101           1.113                   -
                                                               2003        1.000           1.101                   -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.157           1.203                   -
                                                               2004        1.150           1.157                   -
                                                               2003        1.000           1.150                   -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.176           1.210             520,921
                                                               2004        1.128           1.176             378,406
                                                               2003        1.000           1.128              30,270

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.117           1.139              39,831
                                                               2004        1.088           1.117             133,180
                                                               2003        1.000           1.088               1,918

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.228           1.280              85,936
                                                               2004        1.139           1.228              68,379
                                                               2003        1.000           1.139                   -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.171           1.185              11,155
                                                               2004        1.122           1.171               7,528
                                                               2003        1.000           1.122                   -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.183           1.258              23,085
                                                               2004        1.136           1.183              23,085
                                                               2003        1.000           1.136              23,085

   Equity Income Portfolio (4/00)                              2005        1.216           1.242              78,880
                                                               2004        1.132           1.216               3,811
                                                               2003        1.000           1.132                   -

   Large Cap Portfolio (11/99)                                 2005        1.169           1.243               1,352
                                                               2004        1.123           1.169               1,358
                                                               2003        1.000           1.123                   -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.000           1.073               5,797

   Managed Allocation Series: Conservative Portfolio (8/05)    2005        1.020           1.026                   -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.002           1.042              86,326

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000           1.061              26,513

   Managed Allocation Series: Moderate-Conservative
   Portfolio (5/05)                                            2005        1.000           1.033                   -

   Mercury Large Cap Core Portfolio (8/00)                     2005        1.234           1.352                   -
                                                               2004        1.089           1.234                   -
                                                               2003        1.000           1.089                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   MFS Emerging Growth Portfolio (4/00)                        2005        1.218           1.180                   -
                                                               2004        1.105           1.218                   -
                                                               2003        1.000           1.105                   -

   MFS Mid Cap Growth Portfolio (5/00)                         2005        1.262           1.272               2,360
                                                               2004        1.131           1.262                   -
                                                               2003        1.000           1.131                   -

   MFS Total Return Portfolio (6/00)                           2005        1.175           1.183             607,927
                                                               2004        1.078           1.175             495,761
                                                               2003        1.000           1.078                   -

   MFS Value Portfolio (5/04)                                  2005        1.116           1.162              28,581
                                                               2004        1.000           1.116                   -

   Mondrian International Stock Portfolio (5/00)               2005        1.310           1.403              43,642
                                                               2004        1.158           1.310              25,098
                                                               2003        1.000           1.158                   -

   Pioneer Fund Portfolio (5/03)                               2005        1.224           1.268              59,477
                                                               2004        1.126           1.224              59,488
                                                               2003        1.000           1.126                   -

   Pioneer Mid Cap Value Portfolio (6/05)                      2005        1.019           1.058                   -

   Pioneer Strategic Income Portfolio (5/00)                   2005        1.170           1.186                   -
                                                               2004        1.078           1.170                   -
                                                               2003        1.000           1.078                   -

   Strategic Equity Portfolio (11/99)                          2005        1.203           1.200                   -
                                                               2004        1.116           1.203                   -
                                                               2003        1.000           1.116                   -

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.131                   -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        0.986           1.104                   -

   Travelers Managed Income Portfolio (5/01)                   2005        1.034           1.025             123,631
                                                               2004        1.028           1.034               4,857
                                                               2003        1.000           1.028                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Van Kampen Enterprise Portfolio (8/00)                      2005        1.145           1.207                   -
                                                               2004        1.128           1.145                   -
                                                               2003        1.000           1.128                   -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.986           0.987              30,074
                                                               2004        0.997           0.986                   -
                                                               2003        1.000           0.997                   -

   Smith Barney Aggressive Growth Portfolio (12/99)            2005        1.220           1.332             423,419
                                                               2004        1.135           1.220             206,081
                                                               2003        1.000           1.135                   -

   Smith Barney High Income Portfolio (5/01)                   2005        1.189           1.192             112,904
                                                               2004        1.101           1.189              39,979
                                                               2003        1.000           1.101                   -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        1.146           1.179              12,367
                                                               2004        1.168           1.146                   -
                                                               2003        1.000           1.168                   -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.250           1.324               4,841
                                                               2004        1.158           1.250                   -
                                                               2003        1.000           1.158                   -

   Smith Barney Money Market Portfolio (7/00)                  2005        0.980           0.985             432,397
                                                               2004        0.993           0.980                   -
                                                               2003        1.000           0.993                   -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2005        1.167           1.231               1,228
                                                               2004        1.115           1.167                   -
                                                               2003        1.000           1.115                   -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.394           1.430              34,742
                                                               2004        1.234           1.394               4,097
                                                               2003        1.000           1.234                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (12/99)             2005        1.286           1.469              78,916
                                                               2004        1.140           1.286              10,891
                                                               2003        1.000           1.140                   -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.459           1.684             190,206
                                                               2004        1.197           1.459             120,814
                                                               2003        1.000           1.197                   -

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.30%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Capital Appreciation Fund (5/00)                            2005        1.170           1.351                   -
                                                               2004        1.000           1.170                   -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.081           1.105                   -
                                                               2004        1.000           1.081                   -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.059           1.188                   -
                                                               2004        1.000           1.059                   -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.113           1.241              57,308
                                                               2004        1.000           1.113                   -

   Growth Fund - Class 2 Shares (12/99)                        2005        1.086           1.233              40,949
                                                               2004        1.000           1.086                   -

   Growth-Income Fund - Class 2 Shares (3/00)                  2005        1.065           1.102              41,477
                                                               2004        1.000           1.065                   -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)            2005        1.288           1.349               8,790
                                                               2004        1.000           1.288                   -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.117           1.203                   -
                                                               2004        1.000           1.117                   -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.120           1.205                   -
                                                               2004        1.000           1.120                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000           1.046              11,132

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (4/00)                                               2005        1.085           1.111                   -
                                                               2004        1.000           1.085                   -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.100           1.189              10,294
                                                               2004        1.000           1.100                   -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.262           1.572              21,611
                                                               2004        1.000           1.262                   -

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2005        1.156           1.245              37,211
                                                               2004        1.000           1.156                   -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.120           1.191                   -
                                                               2004        1.000           1.120                   -

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2005        1.057           1.077                   -
                                                               2004        1.000           1.057                   -

   Diversified Strategic Income Portfolio (2/01)               2005        1.071           1.073                   -
                                                               2004        1.000           1.071                   -

   Equity Index Portfolio - Class II Shares (2/01)             2005        1.070           1.090                   -
                                                               2004        1.000           1.070                   -

   Fundamental Value Portfolio (4/01)                          2005        1.058           1.084                   -
                                                               2004        1.000           1.058                   -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.130           1.237                   -
                                                               2004        1.000           1.130                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.126           1.145                   -
                                                               2004        1.000           1.126                   -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.100           1.110              10,841
                                                               2004        1.000           1.100                   -

   Mid-Cap Value Portfolio (5/03)                              2005        1.161           1.228              27,966
                                                               2004        1.000           1.161                   -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.068           1.065              23,901
                                                               2004        1.000           1.068                   -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.045           1.046              24,113
                                                               2004        1.000           1.045                   -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.159           1.271                   -
                                                               2004        1.000           1.159                   -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.193           1.248              16,399
                                                               2004        1.000           1.193                   -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2005        1.057           1.075                   -
                                                               2004        1.000           1.057                   -

   Investors Fund - Class I (5/01)                             2005        1.080           1.124                   -
                                                               2004        1.000           1.080                   -

   Small Cap Growth Fund - Class I (3/01)                      2005        1.166           1.196                   -
                                                               2004        1.000           1.166                   -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.016           0.991                   -
                                                               2004        1.000           1.016                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   --------------    ---------------
   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.026           1.066                   -
                                                               2004        1.000           1.026                   -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.039           1.069              10,168
                                                               2004        1.000           1.039                   -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.031           1.051              53,553
                                                               2004        1.000           1.031                   -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.067           1.111               2,462
                                                               2004        1.000           1.067                   -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.033           1.046                   -
                                                               2004        1.000           1.033                   -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.055           1.121                   -
                                                               2004        1.000           1.055                   -

   Equity Income Portfolio (4/00)                              2005        1.102           1.126                   -
                                                               2004        1.000           1.102                   -

   Large Cap Portfolio (11/99)                                 2005        1.049           1.114                   -
                                                               2004        1.000           1.049                   -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.000           1.073                   -

   Managed Allocation Series: Conservative Portfolio (8/05)    2005        1.020           1.026              60,113

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.002           1.042              20,075

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000           1.060                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Managed Allocation Series: Moderate-Conservative
   Portfolio (5/05)                                            2005        1.000           1.033                   -

   Mercury Large Cap Core Portfolio (8/00)                     2005        1.124           1.231                   -
                                                               2004        1.000           1.124                   -

   MFS Emerging Growth Portfolio (4/00)                        2005        1.082           1.048                   -
                                                               2004        1.000           1.082                   -

   MFS Mid Cap Growth Portfolio (5/00)                         2005        1.074           1.081                   -
                                                               2004        1.000           1.074                   -

   MFS Total Return Portfolio (6/00)                           2005        1.096           1.103                   -
                                                               2004        1.000           1.096                   -

   MFS Value Portfolio (5/04)                                  2005        1.127           1.172                   -
                                                               2004        1.000           1.127                   -

   Mondrian International Stock Portfolio (5/00)               2005        1.145           1.226                   -
                                                               2004        1.000           1.145                   -

   Pioneer Fund Portfolio (5/03)                               2005        1.093           1.133              10,627
                                                               2004        1.000           1.093                   -

   Pioneer Mid Cap Value Portfolio (6/05)                      2005        1.019           1.058                   -

   Pioneer Strategic Income Portfolio (5/00)                   2005        1.104           1.119                   -
                                                               2004        1.000           1.104                   -

   Strategic Equity Portfolio (11/99)                          2005        1.098           1.095                   -
                                                               2004        1.000           1.098                   -

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.131                   -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        0.986           1.103                   -

   Travelers Managed Income Portfolio (5/01)                   2005        1.029           1.020                   -
                                                               2004        1.000           1.029                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Van Kampen Enterprise Portfolio (8/00)                      2005        1.037           1.092                   -
                                                               2004        1.000           1.037                   -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.998           0.998              15,385
                                                               2004        1.000           0.998                   -

   Smith Barney Aggressive Growth Portfolio (12/99)            2005        1.066           1.164              36,319
                                                               2004        1.000           1.066                   -

   Smith Barney High Income Portfolio (5/01)                   2005        1.085           1.088              12,468
                                                               2004        1.000           1.085                   -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        0.990           1.018                   -
                                                               2004        1.000           0.990                   -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.095           1.159                   -
                                                               2004        1.000           1.095                   -

   Smith Barney Money Market Portfolio (7/00)                  2005        0.994           0.998                   -
                                                               2004        1.000           0.994                   -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)           2005        1.059           1.117                   -
                                                               2004        1.000           1.059                   -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.170           1.199              16,941
                                                               2004        1.000           1.170                   -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (12/99)             2005        1.108           1.265              17,056
                                                               2004        1.000           1.108                   -

   Mid Cap Portfolio - Service Class 2 (5/01)                  2005        1.227           1.416              10,559
                                                               2004        1.000           1.227                   -

                         CONDENSED FINANCIAL INFORMATION

                       SEPARATE ACCOUNT CHARGES 2.35% (B)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Capital Appreciation Fund (5/00)                            2005        1.169           1.350                   -
                                                               2004        1.000           1.169                   -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.081           1.104                   -
                                                               2004        1.000           1.081                   -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.058           1.187                   -
                                                               2004        1.000           1.058                   -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.113           1.240             300,878
                                                               2004        1.000           1.113                   -

   Growth Fund - Class 2 Shares (12/99)                        2005        1.086           1.232             705,418
                                                               2004        1.000           1.086                   -

   Growth-Income Fund - Class 2 Shares (3/00)                  2005        1.065           1.101             230,206
                                                               2004        1.000           1.065                   -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)            2005        1.288           1.348              58,010
                                                               2004        1.000           1.288                   -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.117           1.202                   -
                                                               2004        1.000           1.117                   -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.119           1.204              49,415
                                                               2004        1.000           1.119                   -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000           1.046              10,707

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (4/00)                                               2005        1.085           1.111              19,681
                                                               2004        1.000           1.085              19,739

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.100           1.188              91,077
                                                               2004        1.000           1.100                   -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.262           1.570              61,170
                                                               2004        1.000           1.262                   -

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)   2005        1.156           1.244             148,213
                                                               2004        1.000           1.156                   -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.119           1.191              47,269
                                                               2004        1.000           1.119                   -

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                               2005        1.057           1.076                   -
                                                               2004        1.000           1.057                   -

   Diversified Strategic Income Portfolio (2/01)               2005        1.070           1.072                   -
                                                               2004        1.000           1.070                   -

   Equity Index Portfolio - Class II Shares (2/01)             2005        1.070           1.089                   -
                                                               2004        1.000           1.070                   -

   Fundamental Value Portfolio (4/01)                          2005        1.058           1.083             100,710
                                                               2004        1.000           1.058                   -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.130           1.236                   -
                                                               2004        1.000           1.130                   -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.126           1.144                   -
                                                               2004        1.000           1.126                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------     ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.100           1.109              25,095
                                                               2004        1.000           1.100                   -

   Mid-Cap Value Portfolio (5/03)                              2005        1.161           1.227             143,351
                                                               2004        1.000           1.161                   -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.067           1.064             398,098
                                                               2004        1.000           1.067              39,655

   Total Return Portfolio - Administrative Class (5/01)        2005        1.044           1.045             425,103
                                                               2004        1.000           1.044                   -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.159           1.270                   -
                                                               2004        1.000           1.159                   -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.193           1.247             107,468
                                                               2004        1.000           1.193                   -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                               2005        1.057           1.074                   -
                                                               2004        1.000           1.057                   -

   Investors Fund - Class I (5/01)                             2005        1.079           1.123                   -
                                                               2004        1.000           1.079                   -

   Small Cap Growth Fund - Class I (3/01)                      2005        1.166           1.195               9,739
                                                               2004        1.000           1.166                   -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.016           0.991             107,739
                                                               2004        1.000           1.016                   -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.026           1.066                   -
                                                               2004        1.000           1.026                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                           UNIT VALUE AT                    NUMBER OF UNITS
                                                                           BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                             YEAR         YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------   -------   --------------   -------------    ---------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                                  2005         1.039            1.068              366,238
                                                                  2004         1.000            1.039                    -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                              2005         1.031            1.050              120,698
                                                                  2004         1.000            1.031                    -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                              2005         1.067            1.110              243,328
                                                                  2004         1.000            1.067               80,235

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                                  2005         1.033            1.045              118,439
                                                                  2004         1.000            1.033               41,105

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                      2005         1.055            1.120                5,238
                                                                  2004         1.000            1.055                    -

   Equity Income Portfolio (4/00)                                 2005         1.102            1.125              159,076
                                                                  2004         1.000            1.102                    -

   Large Cap Portfolio (11/99)                                    2005         1.048            1.113                    -
                                                                  2004         1.000            1.048                    -

   Managed Allocation Series: Aggressive Portfolio (6/05)         2005         1.000            1.073                    -

   Managed Allocation Series: Conservative Portfolio (8/05)       2005         1.020            1.026                    -

   Managed Allocation Series: Moderate Portfolio (6/05)           2005         1.002            1.041               22,489

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05)                                               2005         1.000            1.060                    -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (5/05)                                               2005         1.000            1.033                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                        UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                            YEAR          YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------   -------   --------------    -------------     ---------------
Mercury Large Cap Core Portfolio (8/00)                       2005          1.124           1.230                       -
                                                              2004          1.000           1.124                       -

MFS Emerging Growth Portfolio (4/00)                          2005          1.082           1.048                       -
                                                              2004          1.000           1.082                       -

MFS Mid Cap Growth Portfolio (5/00)                           2005          1.073           1.081                       -
                                                              2004          1.000           1.073                       -

MFS Total Return Portfolio (6/00)                             2005          1.096           1.102                  34,201
                                                              2004          1.000           1.096                       -

MFS Value Portfolio (5/04)                                    2005          1.126           1.171                 229,048
                                                              2004          1.000           1.126                       -

Mondrian International Stock Portfolio (5/00)                 2005          1.145           1.225                  86,805
                                                              2004          1.000           1.145                       -

Pioneer Fund Portfolio (5/03)                                 2005          1.093           1.132                       -
                                                              2004          1.000           1.093                       -

Pioneer Mid Cap Value Portfolio (6/05)                        2005          1.019           1.057                       -

Pioneer Strategic Income Portfolio (5/00)                     2005          1.104           1.118                  47,560
                                                              2004          1.000           1.104                       -

Strategic Equity Portfolio (11/99)                            2005          1.098           1.094                       -
                                                              2004          1.000           1.098                       -

Style Focus Series: Small Cap Growth Portfolio (5/05)         2005          1.000           1.130                  11,049

Style Focus Series: Small Cap Value Portfolio (5/05)          2005          0.986           1.103                   4,987

Travelers Managed Income Portfolio (5/01)                     2005          1.029           1.019                   2,747
                                                              2004          1.000           1.029                       -

Van Kampen Enterprise Portfolio (8/00)                        2005          1.036           1.091                       -
                                                              2004          1.000           1.036                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                           UNIT VALUE AT                      NUMBER OF UNITS
                                                                           BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                            YEAR          YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------------------   -------   --------------    -------------     ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                                 2005          0.998           0.998                       -
                                                                 2004          1.000           0.998                       -

   Smith Barney Aggressive Growth Portfolio (12/99)              2005          1.066           1.163                 214,320
                                                                 2004          1.000           1.066                       -

   Smith Barney High Income Portfolio (5/01)                     2005          1.085           1.087                   7,617
                                                                 2004          1.000           1.085                       -

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                             2005          0.990           1.018                   7,338
                                                                 2004          1.000           0.990                       -

   Smith Barney Mid Cap Core Portfolio (11/99)                   2005          1.094           1.158                   5,014
                                                                 2004          1.000           1.094                       -

   Smith Barney Money Market Portfolio (7/00)                    2005          0.993           0.998                   9,245
                                                                 2004          1.000           0.993                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)             2005          1.059           1.116                       -
                                                                 2004          1.000           1.059                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                              2005          1.169           1.198                 139,488
                                                                 2004          1.000           1.169                       -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (12/99)               2005          1.107           1.264                  27,262
                                                                 2004          1.000           1.107                       -

   Mid Cap Portfolio - Service Class 2 (5/01)                    2005          1.227           1.415                 107,221
                                                                 2004          1.000           1.227                  17,650

                         CONDENSED FINANCIAL INFORMATION

                       SEPARATE ACCOUNT CHARGES 2.40% (B)

                                                                           UNIT VALUE AT                      NUMBER OF UNITS
                                                                           BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                            YEAR          YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------------------   -------   --------------    -------------     ---------------
   Capital Appreciation Fund (5/00)                              2005          1.334           1.540                       -
                                                                 2004          1.143           1.334                       -
                                                                 2003          1.000           1.143                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                                2005          1.215           1.240                  73,124
                                                                 2004          1.119           1.215                  75,559
                                                                 2003          1.000           1.119                       -

   AllianceBernstein Large-Cap Growth Portfolio -
   Class B (11/99)                                               2005          1.155           1.295                       -
                                                                 2004          1.092           1.155                       -
                                                                 2003          1.000           1.092                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                   2005          1.314           1.464                  34,100
                                                                 2004          1.186           1.314                  40,738
                                                                 2003          1.000           1.186                       -

   Growth Fund - Class 2 Shares (12/99)                          2005          1.260           1.430                 115,591
                                                                 2004          1.148           1.260                 113,459
                                                                 2003          1.000           1.148                       -

   Growth-Income Fund - Class 2 Shares (3/00)                    2005          1.234           1.275                 147,629
                                                                 2004          1.145           1.234                  97,009
                                                                 2003          1.000           1.145                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/00)              2005          1.464           1.532                   8,142
                                                                 2004          1.142           1.464                       -
                                                                 2003          1.000           1.142                       -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)       2005          1.197           1.287                   6,126
                                                                 2004          1.073           1.197                       -
                                                                 2003          1.000           1.073                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                           UNIT VALUE AT                      NUMBER OF UNITS
                                                                           BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                            YEAR          YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------------------   -------   --------------    -------------     ---------------
   Mercury Value Opportunities V.I. Fund - Class III (11/03)     2005          1.195           1.284                   4,890
                                                                 2004          1.066           1.195                   4,895
                                                                 2003          1.000           1.066                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)      2005          1.000           1.046                       -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (4/00)                                                 2005          1.296           1.326                   8,154
                                                                 2004          1.191           1.296                   8,159
                                                                 2003          1.000           1.191                       -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)         2005          1.227           1.325                 175,675
                                                                 2004          1.116           1.227                 149,839
                                                                 2003          1.000           1.116                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                                 2005          1.536           1.911                  34,968
                                                                 2004          1.261           1.536                   7,023
                                                                 2003          1.000           1.261                       -

   Templeton Foreign Securities Fund - Class 2 Shares (4/00)     2005          1.359           1.461                  53,863
                                                                 2004          1.174           1.359                   7,546
                                                                 2003          1.000           1.174                       -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)      2005          1.314           1.396                       -
                                                                 2004          1.160           1.314                       -
                                                                 2003          1.000           1.160                       -

Greenwich Street Series Fund
   Appreciation Portfolio (4/00)                                 2005          1.188           1.209                  34,846
                                                                 2004          1.118           1.188                  22,999
                                                                 2003          1.000           1.118                       -

   Diversified Strategic Income Portfolio (2/01)                 2005          1.100           1.102                  34,829
                                                                 2004          1.056           1.100                  34,829
                                                                 2003          1.000           1.056                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                           UNIT VALUE AT                      NUMBER OF UNITS
                                                                           BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                            YEAR          YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------------------   -------   --------------    -------------     ---------------
   Equity Index Portfolio - Class II Shares (2/01)               2005          1.214           1.236                  28,376
                                                                 2004          1.128           1.214                  22,782
                                                                 2003          1.000           1.128                       -

   Fundamental Value Portfolio (4/01)                            2005          1.233           1.262                  55,077
                                                                 2004          1.167           1.233                  55,081
                                                                 2003          1.000           1.167                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)              2005          1.341           1.467                  46,686
                                                                 2004          1.140           1.341                  44,609
                                                                 2003          1.000           1.140                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                  2005          1.314           1.334                       -
                                                                 2004          1.172           1.314                       -
                                                                 2003          1.000           1.172                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                            2005          1.253           1.263                  27,644
                                                                 2004          1.139           1.253                  11,557
                                                                 2003          1.000           1.139                       -

   Mid-Cap Value Portfolio (5/03)                                2005          1.398           1.477                  36,389
                                                                 2004          1.154           1.398                   8,818
                                                                 2003          1.000           1.154                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)           2005          1.111           1.107                 115,867
                                                                 2004          1.044           1.111                  83,837
                                                                 2003          1.000           1.044                       -

   Total Return Portfolio - Administrative Class (5/01)          2005          1.048           1.048                  41,343
                                                                 2004          1.023           1.048                  41,318
                                                                 2003          1.000           1.023                       -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                                 2005          1.337           1.465                       -
                                                                 2004          1.179           1.337                       -
                                                                 2003          1.000           1.179                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                           UNIT VALUE AT                      NUMBER OF UNITS
                                                                           BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                            YEAR          YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------------------   -------   --------------    -------------     ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)       2005          1.521           1.590                  12,637
                                                                 2004          1.235           1.521                   7,698
                                                                 2003          1.000           1.235                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (4/01)                                 2005          1.236           1.255                  27,802
                                                                 2004          1.168           1.236                  22,252
                                                                 2003          1.000           1.168                       -

   Investors Fund - Class I (5/01)                               2005          1.234           1.284                   2,310
                                                                 2004          1.146           1.234                   2,313
                                                                 2003          1.000           1.146                       -

   Small Cap Growth Fund - Class I (3/01)                        2005          1.388           1.421                   8,245
                                                                 2004          1.235           1.388                   2,658
                                                                 2003          1.000           1.235                       -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)               2005          1.110           1.082                 101,231
                                                                 2004          1.100           1.110                  83,268
                                                                 2003          1.000           1.100                       -

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                              2005          1.155           1.199                  89,303
                                                                 2004          1.150           1.155                 106,539
                                                                 2003          1.000           1.150                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                                 2005          1.174           1.206                 366,929
                                                                 2004          1.127           1.174                 295,912
                                                                 2003          1.000           1.127                       -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                             2005          1.115           1.135                 553,993
                                                                 2004          1.088           1.115                 477,801
                                                                 2003          1.000           1.088                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
------------------------------------------------------------- ------- --------------    -------------     ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.226           1.275                 340,669
                                                               2004        1.139           1.226                 242,113
                                                               2003        1.000           1.139                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.168           1.181                       -
                                                               2004        1.121           1.168                       -
                                                               2003        1.000           1.121                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.180           1.253                       -
                                                               2004        1.135           1.180                       -
                                                               2003        1.000           1.135                       -

   Equity Income Portfolio (4/00)                              2005        1.213           1.238                       -
                                                               2004        1.131           1.213                       -
                                                               2003        1.000           1.131                       -

   Large Cap Portfolio (11/99)                                 2005        1.167           1.238                       -
                                                               2004        1.122           1.167                       -
                                                               2003        1.000           1.122                       -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.000           1.072                   5,323

   Managed Allocation Series: Conservative Portfolio (8/05)    2005        1.020           1.025                       -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.002           1.041                       -

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05)                                            2005        1.000           1.060                       -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (5/05)                                            2005        1.000           1.032                       -

   Mercury Large Cap Core Portfolio (8/00)                     2005        1.231           1.347                       -
                                                               2004        1.088           1.231                  18,019
                                                               2003        1.000           1.088                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                        UNIT VALUE AT                      NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                            YEAR          YEAR          END OF YEAR       END OF YEAR
----------------------------------------------------------   -------   --------------    -------------     ---------------
MFS Emerging Growth Portfolio (4/00)                          2005          1.215           1.177                       -
                                                              2004          1.104           1.215                       -
                                                              2003          1.000           1.104                       -

MFS Mid Cap Growth Portfolio (5/00)                           2005          1.259           1.267                       -
                                                              2004          1.130           1.259                       -
                                                              2003          1.000           1.130                       -

MFS Total Return Portfolio (6/00)                             2005          1.172           1.178                  41,511
                                                              2004          1.077           1.172                  29,486
                                                              2003          1.000           1.077                       -

MFS Value Portfolio (5/04)                                    2005          1.115           1.159                       -
                                                              2004          1.000           1.115                       -

Mondrian International Stock Portfolio (5/00)                 2005          1.308           1.398                  49,405
                                                              2004          1.157           1.308                  30,740
                                                              2003          1.000           1.157                       -

Pioneer Fund Portfolio (5/03)                                 2005          1.221           1.264                       -
                                                              2004          1.126           1.221                       -
                                                              2003          1.000           1.126                       -

Pioneer Mid Cap Value Portfolio (6/05)                        2005          1.019           1.057                       -

Pioneer Strategic Income Portfolio (5/00)                     2005          1.167           1.181                       -
                                                              2004          1.078           1.167                       -
                                                              2003          1.000           1.078                       -

Strategic Equity Portfolio (11/99)                            2005          1.200           1.196                       -
                                                              2004          1.115           1.200                       -
                                                              2003          1.000           1.115                       -

Style Focus Series: Small Cap Growth Portfolio (5/05)         2005          1.000           1.130                       -

Style Focus Series: Small Cap Value Portfolio (5/05)          2005          0.986           1.103                       -

Travelers Managed Income Portfolio (5/01)                     2005          1.032           1.021                  11,522
                                                              2004          1.028           1.032                       -
                                                              2003          1.000           1.028                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                           UNIT VALUE AT                      NUMBER OF UNITS
                                                                           BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                            YEAR          YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------------------   -------   --------------    -------------     ---------------
   Van Kampen Enterprise Portfolio (8/00)                        2005          1.143           1.203                       -
                                                                 2004          1.127           1.143                       -
                                                                 2003          1.000           1.127                       -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                                 2005          0.984           0.983                       -
                                                                 2004          0.996           0.984                       -
                                                                 2003          1.000           0.996                       -

   Smith Barney Aggressive Growth Portfolio (12/99)              2005          1.218           1.327                  33,236
                                                                 2004          1.134           1.218                  13,283
                                                                 2003          1.000           1.134                       -

   Smith Barney High Income Portfolio (5/01)                     2005          1.186           1.188                  20,221
                                                                 2004          1.100           1.186                  11,352
                                                                 2003          1.000           1.100                       -

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)                                             2005          1.144           1.175                  48,861
                                                                 2004          1.167           1.144                  67,241
                                                                 2003          1.000           1.167                       -

   Smith Barney Mid Cap Core Portfolio (11/99)                   2005          1.247           1.319                  32,234
                                                                 2004          1.157           1.247                  32,234
                                                                 2003          1.000           1.157                       -

   Smith Barney Money Market Portfolio (7/00)                    2005          0.978           0.981                 124,934
                                                                 2004          0.993           0.978                 108,037
                                                                 2003          1.000           0.993                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/00)             2005          1.164           1.227                   6,432
                                                                 2004          1.114           1.164                   6,435
                                                                 2003          1.000           1.114                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                              2005          1.392           1.425                       -
                                                                 2004          1.233           1.392                  15,630
                                                                 2003          1.000           1.233                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                           UNIT VALUE AT                      NUMBER OF UNITS
                                                                           BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                            YEAR          YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------------------   -------   --------------    -------------     ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (12/99)               2005          1.283           1.464                  78,100
                                                                 2004          1.139           1.283                  49,001
                                                                 2003          1.000           1.139                       -

   Mid Cap Portfolio - Service Class 2 (5/01)                    2005          1.456           1.678                  13,199
                                                                 2004          1.196           1.456                   5,660
                                                                 2003          1.000           1.196                       -

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.

Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.

On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into the Traveler Series Trust: MFS Mid Cap Growth Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by the Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.

On02/25/2005, The AllianceBernstein Value Funds: AllianceBernstein Growth and Income Fund - Class A was replaced by the AllianceBernstein Variable Product Series Fund Inc: AllianceBerstein Growth and Income Portfolio - Class B, and is no longer available as a funding option.

On 02/25/2005, The Fidelity Advisor Series I: Advisor growth Opportunities Fund
- Class T was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Funds, Inc: AIM Charter Fund - Class A was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.

On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares, and is no longer available as a funding option.

On 02/25/2005, The Neuberger Berman Equity Assets: Newberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.

On 02/25/2005, The PBHG Funds: PBHG Growth Fund - Advisor Class was replaced by the Janus Aspen Series: Mid Cap Growth Portfolio - Service Shares, and is no longer available as a funding option.

On 02/25/2005, The Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by the Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.

AllianceBernstein Large - Cap Growth Portfolio - Class B is no longer available to new contract owners.

Franklin Small - Mid Cap Growth Securities Fund - Class 2 Shares is no longer available to new contract owners.

Salomon Brothers Variable All Cap Fund - Class I is no longer available to new contract owners.

Salomon Brothers Variable Small Cap Growth Fund - Class I is no longer available to new contract owners.

Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.

Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners.

Van Kampen LIT Emerging Growth Portfolio - Class I shares is no longer available to new contract owners.

Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.

ANNUAL REPORT
DECEMBER 31, 2005

                                    THE TRAVELERS FUND BD III
                                    FOR VARIABLE ANNUITIES
                                             OF
                                    THE TRAVELERS INSURANCE COMPANY

The Travelers Insurance Company
One Cityplace
Hartford, CT  06103

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyholders of
The Travelers Fund BD III for Variable Annuities and the Board of Directors of The Travelers Insurance Company:

We have audited the accompanying statement of assets and liabilities of the sub-accounts (as disclosed in Appendix A) comprising The Travelers Fund BD III for Variable Annuities (the "Separate Account") of The Travelers Insurance Company ("TIC") as of December 31, 2005, and the related statements of operations and changes in net assets for the period in the year then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts comprising The Travelers Fund BD III for Variable Annuities of TIC as of December 31, 2005, the results of their operations and the changes in their net assets for the period in the year then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 15, 2006

                                   APPENDIX A

                       AIM Capital Appreciation Portfolio
                     AIM V.I. Premier Equity Fund - Series I
                             All Cap Fund - Class I
             AllianceBernstein Growth and Income Portfolio - Class B
             AllianceBernstein Large-Cap Growth Portfolio - Class B
                             Appreciation Portfolio
                       Balanced Portfolio - Service Shares
                            Capital Appreciation Fund
                      Comstock Portfolio - Class II Shares
                      Contrafund Portfolio - Service Class
                     Contrafund Portfolio - Service Class 2
                        Convertible Securities Portfolio
                 Credit Suisse Trust Emerging Markets Portfolio
                    Delaware VIP REIT Series - Standard Class
                       Disciplined Mid Cap Stock Portfolio
                     Diversified Strategic Income Portfolio
              Dreyfus VIF - Appreciation Portfolio - Initial Shares
           Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
            Dynamic Capital Appreciation Portfolio - Service Class 2
                     EAFE Equity Index Fund - Class A Shares
                   Emerging Growth Portfolio - Class I Shares
                     Enterprise Portfolio - Class II Shares
                             Equity Income Portfolio
                     Equity Index Portfolio - Class I Shares
                    Equity Index Portfolio - Class II Shares
                         Federated High Yield Portfolio
                            Federated Stock Portfolio
                Franklin Income Securities Fund - Class II Shares
         Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
                           Fundamental Value Portfolio
                       Global Growth Fund - Class 2 Shares
                 Global Life Sciences Portfolio - Service Shares
                  Global Technology Portfolio - Service Shares
                           Growth and Income Portfolio
                          Growth Fund - Class 2 Shares
                       Growth-Income Fund - Class 2 Shares
                              High Yield Bond Trust
                            Investors Fund - Class I
                         Large Cap Growth Fund - Class I
                               Large Cap Portfolio
                      Lazard Retirement Small Cap Portfolio
                 Managed Allocation Series: Aggressive Portfolio
                Managed Allocation Series: Conservative Portfolio
                  Managed Allocation Series: Moderate Portfolio
            Managed Allocation Series: Moderate-Aggressive Portfolio
           Managed Allocation Series: Moderate-Conservative Portfolio
                              Managed Assets Trust
                 Mercury Global Allocation V.I. Fund - Class III
                        Mercury Large Cap Core Portfolio
                Mercury Value Opportunities V.I. Fund - Class III
                          MFS Emerging Growth Portfolio
                          MFS Mid Cap Growth Portfolio
                           MFS Total Return Portfolio
                               MFS Value Portfolio
                    Mid Cap Growth Portfolio - Service Shares
                       Mid Cap Portfolio - Service Class 2
                             Mid-Cap Value Portfolio
                     Mondrian International Stock Portfolio
                             Money Market Portfolio
            Multiple Discipline Portfolio - All Cap Growth and Value
        Multiple Discipline Portfolio - Balanced All Cap Growth and Value
         Multiple Discipline Portfolio - Global All Cap Growth and Value
           Multiple Discipline Portfolio - Large Cap Growth and Value
                 Mutual Shares Securities Fund - Class 2 Shares
                Oppenheimer Main Street Fund/VA - Service Shares
                             Pioneer Fund Portfolio
                         Pioneer Mid Cap Value Portfolio
                       Pioneer Strategic Income Portfolio
                Putnam VT Discovery Growth Fund - Class IB Shares
              Putnam VT International Equity Fund - Class IB Shares
                Putnam VT Small Cap Value Fund - Class IB Shares
                  Real Return Portfolio - Administrative Class
        Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
         Salomon Brothers Variable Growth & Income Fund - Class I Shares
              SB Adjustable Rate Income Portfolio - Class I Shares
                         Small Cap Growth Fund - Class I
                      Small Cap Index Fund - Class A Shares
                    Smith Barney Aggressive Growth Portfolio
                    Smith Barney Dividend Strategy Portfolio
                       Smith Barney High Income Portfolio
               Smith Barney International All Cap Growth Portfolio
                     Smith Barney Large Cap Value Portfolio
               Smith Barney Large Capitalization Growth Portfolio
                       Smith Barney Mid Cap Core Portfolio
                       Smith Barney Money Market Portfolio
            Smith Barney Premier Selections All Cap Growth Portfolio
              Smith Barney Small Cap Growth Opportunities Portfolio
                        Social Awareness Stock Portfolio
                           Strategic Equity Portfolio
                 Style Focus Series: Small Cap Growth Portfolio
                  Style Focus Series: Small Cap Value Portfolio
          Templeton Developing Markets Securities Fund - Class 2 Shares
               Templeton Foreign Securities Fund - Class 2 Shares
                Templeton Growth Securities Fund - Class 2 Shares
                  Total Return Portfolio - Administrative Class
                       Travelers Managed Income Portfolio
                        Travelers Quality Bond Portfolio
                      U.S. Government Securities Portfolio
                         Van Kampen Enterprise Portfolio
                   Worldwide Growth Portfolio - Service Shares

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of the Travelers Insurance Company and Owners of Variable Annuity Contracts of the Travelers Fund BD III for Variable Annuities:

We have audited the statement of changes in net assets of The Travelers Fund BD III for Variable Annuities (comprised of the sub-accounts disclosed in Note 1 and Note 4) for the year or lesser periods ended December 31, 2004 and the financial highlights for each of the years or lesser periods in the four-year period then ended. The statement of changes in net assets and the financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on the statement of changes in net assets and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the statement of changes in net assets and financial highlights referred to above present fairly, in all material respects, the changes in net assets of each of the sub-accounts constituting The Travelers Fund BD III for Variable Annuities for the year or lesser periods then ended, and the financial highlights for each of the years or lesser periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP

Hartford, Connecticut
March 16, 2005

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005

                                            CAPITAL
                                         APPRECIATION           HIGH YIELD            MANAGED                  MONEY
                                             FUND               BOND TRUST          ASSETS TRUST         MARKET PORTFOLIO
                                         ------------          -----------          ------------         ----------------
ASSETS:
  Investments at market value:           $ 1,635,294           $    36,078           $   228,356           $ 4,237,159

  Receivables:
    Dividends ................                    --                    --                    --                 7,332
                                         -----------           -----------           -----------           -----------

      Total Assets ...........             1,635,294                36,078               228,356             4,244,491
                                         -----------           -----------           -----------           -----------


LIABILITIES:
  Payables:
    Insurance charges ........                    62                     1                     8                   156
    Administrative fees ......                     7                    --                    --                    17
    Equity protection fees ...                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Liabilities ......                    69                     1                     8                   173
                                         -----------           -----------           -----------           -----------

NET ASSETS:                              $ 1,635,225           $    36,077           $   228,348           $ 4,244,318
                                         ===========           ===========           ===========           ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                       AIM V.I. PREMIER     ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN       GLOBAL GROWTH
                                         EQUITY FUND -      GROWTH AND INCOME      LARGE-CAP GROWTH       FUND - CLASS 2
                                           SERIES I        PORTFOLIO - CLASS B   PORTFOLIO - CLASS B          SHARES
                                       ----------------    -------------------   -------------------      --------------
ASSETS:
  Investments at market value:           $ 1,169,543           $ 1,664,040           $ 2,698,850           $13,732,516

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Assets ...........             1,169,543             1,664,040             2,698,850            13,732,516
                                         -----------           -----------           -----------           -----------


LIABILITIES:
  Payables:
    Insurance charges ........                    43                    80                   112                   645
    Administrative fees ......                     5                     7                    11                    56
    Equity protection fees ...                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Liabilities ......                    48                    87                   123                   701
                                         -----------           -----------           -----------           -----------

NET ASSETS:                              $ 1,169,495           $ 1,663,953           $ 2,698,727           $13,731,815
                                         ===========           ===========           ===========           ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                    DREYFUS VIF -         DREYFUS VIF -
                      GROWTH-INCOME        CREDIT SUISSE        DELAWARE VIP         APPRECIATION       DEVELOPING LEADERS
  GROWTH FUND -       FUND - CLASS 2       TRUST EMERGING       REIT SERIES -        PORTFOLIO -        PORTFOLIO - INITIAL
 CLASS 2 SHARES           SHARES         MARKETS PORTFOLIO     STANDARD CLASS       INITIAL SHARES            SHARES
 -------------        --------------     -----------------     --------------       --------------      -------------------
  $33,578,227          $34,470,188          $   181,479          $ 3,064,163          $ 1,050,030          $ 1,783,290


           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

   33,578,227           34,470,188              181,479            3,064,163            1,050,030            1,783,290
  -----------          -----------          -----------          -----------          -----------          -----------




        1,565                1,600                    6                  118                   39                   65
          138                  142                    1                   12                    5                    7
           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

        1,703                1,742                    7                  130                   44                   72
  -----------          -----------          -----------          -----------          -----------          -----------

  $33,576,524          $34,468,446          $   181,472          $ 3,064,033          $ 1,049,986          $ 1,783,218
  ===========          ===========          ===========          ===========          ===========          ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                                        FRANKLIN SMALL-
                                        MERCURY GLOBAL       MERCURY VALUE         FRANKLIN INCOME       MID CAP GROWTH
                                        ALLOCATION V.I.    OPPORTUNITIES V.I.     SECURITIES FUND -    SECURITIES FUND -
                                       FUND - CLASS III     FUND - CLASS III       CLASS II SHARES       CLASS 2 SHARES
                                       ----------------    ------------------     -----------------    -----------------
ASSETS:
  Investments at market value:           $   321,986           $ 1,599,079           $ 1,427,003           $ 2,128,316

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Assets ...........               321,986             1,599,079             1,427,003             2,128,316
                                         -----------           -----------           -----------           -----------


LIABILITIES:
  Payables:
    Insurance charges ........                    15                    73                    64                    95
    Administrative fees ......                     1                     7                     6                     9
    Equity protection fees ...                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Liabilities ......                    16                    80                    70                   104
                                         -----------           -----------           -----------           -----------

NET ASSETS:                              $   321,970           $ 1,598,999           $ 1,426,933           $ 2,128,212
                                         ===========           ===========           ===========           ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                   TEMPLETON DEVELOPING
  MUTUAL SHARES     MARKETS SECURITIES   TEMPLETON FOREIGN    TEMPLETON GROWTH                             DIVERSIFIED
SECURITIES FUND -     FUND - CLASS 2     SECURITIES FUND -    SECURITIES FUND -       APPRECIATION       STRATEGIC INCOME
 CLASS 2 SHARES           SHARES           CLASS 2 SHARES      CLASS 2 SHARES          PORTFOLIO            PORTFOLIO
-----------------  --------------------  -----------------    -----------------       ------------       ----------------
  $ 6,330,157          $ 4,431,071          $ 8,294,953          $ 4,403,763          $ 6,666,908          $ 3,183,693


           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

    6,330,157            4,431,071            8,294,953            4,403,763            6,666,908            3,183,693
  -----------          -----------          -----------          -----------          -----------          -----------




          290                  210                  393                  205                  294                  140
           26                   18                   34                   18                   27                   13
           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

          316                  228                  427                  223                  321                  153
  -----------          -----------          -----------          -----------          -----------          -----------

  $ 6,329,841          $ 4,430,843          $ 8,294,526          $ 4,403,540          $ 6,666,587          $ 3,183,540
  ===========          ===========          ===========          ===========          ===========          ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                                        SALOMON BROTHERS
                                         EQUITY INDEX          EQUITY INDEX                            VARIABLE AGGRESSIVE
                                          PORTFOLIO -          PORTFOLIO -           FUNDAMENTAL         GROWTH FUND -
                                        CLASS I SHARES       CLASS II SHARES       VALUE PORTFOLIO       CLASS I SHARES
                                        --------------       ---------------       ---------------     -------------------
ASSETS:
  Investments at market value:          $439,341,538           $ 6,529,567           $ 8,811,331           $   364,556

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                        ------------           -----------           -----------           -----------

      Total Assets ...........           439,341,538             6,529,567             8,811,331               364,556
                                        ------------           -----------           -----------           -----------


LIABILITIES:
  Payables:
    Insurance charges ........                15,128                   276                   396                    15
    Administrative fees ......                 1,806                    27                    36                     1
    Equity protection fees ...                19,250                    --                    --                    --
                                        ------------           -----------           -----------           -----------

      Total Liabilities ......                36,184                   303                   432                    16
                                        ------------           -----------           -----------           -----------

NET ASSETS:                             $439,305,354           $ 6,529,264           $ 8,810,899           $   364,540
                                        ============           ===========           ===========           ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

SALOMON BROTHERS
VARIABLE GROWTH &                            GLOBAL LIFE        GLOBAL TECHNOLOGY       MID CAP GROWTH      WORLDWIDE GROWTH
  INCOME FUND -    BALANCED PORTFOLIO -  SCIENCES PORTFOLIO -  PORTFOLIO - SERVICE   PORTFOLIO - SERVICE      PORTFOLIO -
 CLASS I SHARES       SERVICE SHARES        SERVICE SHARES           SHARES                 SHARES           SERVICE SHARES
-----------------  --------------------  --------------------  -------------------   -------------------    ----------------
  $   167,839          $ 2,686,607           $   718,135           $   499,199           $ 1,064,005           $   939,317


           --                   --                    --                    --                    --                    --
  -----------          -----------           -----------           -----------           -----------           -----------

      167,839            2,686,607               718,135               499,199             1,064,005               939,317
  -----------          -----------           -----------           -----------           -----------           -----------




            6                   97                    26                    19                    47                    35
            1                   11                     3                     2                     4                     4
           --                   --                    --                    --                    --                    --
  -----------          -----------           -----------           -----------           -----------           -----------

            7                  108                    29                    21                    51                    39
  -----------          -----------           -----------           -----------           -----------           -----------

  $   167,832          $ 2,686,499           $   718,106           $   499,178           $ 1,063,954           $   939,278
  ===========          ===========           ===========           ===========           ===========           ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                           LAZARD                                                        REAL RETURN
                                      RETIREMENT SMALL         GROWTH AND              MID-CAP           PORTFOLIO -
                                        CAP PORTFOLIO       INCOME PORTFOLIO       VALUE PORTFOLIO    ADMINISTRATIVE CLASS
                                      ---------------       ----------------       ---------------    --------------------
ASSETS:
  Investments at market value:           $ 1,539,123           $ 4,752,204           $ 6,424,733           $ 8,302,701

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Assets ...........             1,539,123             4,752,204             6,424,733             8,302,701
                                         -----------           -----------           -----------           -----------


LIABILITIES:
  Payables:
    Insurance charges ........                    69                   222                   300                   394
    Administrative fees ......                     6                    20                    27                    34
    Equity protection fees ...                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Liabilities ......                    75                   242                   327                   428
                                         -----------           -----------           -----------           -----------

NET ASSETS:                              $ 1,539,048           $ 4,751,962           $ 6,424,406           $ 8,302,273
                                         ===========           ===========           ===========           ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

  TOTAL RETURN         PUTNAM VT             PUTNAM VT            PUTNAM VT
   PORTFOLIO -      DISCOVERY GROWTH    INTERNATIONAL EQUITY   SMALL CAP VALUE
 ADMINISTRATIVE     FUND - CLASS IB       FUND - CLASS IB      FUND - CLASS IB         ALL CAP           INVESTORS FUND -
      CLASS              SHARES                SHARES              SHARES           FUND - CLASS I           CLASS I
 --------------     ----------------    --------------------   ---------------      --------------       ----------------
  $24,251,728          $   277,973          $   702,727          $ 5,970,165          $ 6,015,721          $ 3,855,204


           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

   24,251,728              277,973              702,727            5,970,165            6,015,721            3,855,204
  -----------          -----------          -----------          -----------          -----------          -----------




        1,032                   10                   27                  252                  232                  146
          100                    1                    3                   25                   25                   16
           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

        1,132                   11                   30                  277                  257                  162
  -----------          -----------          -----------          -----------          -----------          -----------

  $24,250,596          $   277,962          $   702,697          $ 5,969,888          $ 6,015,464          $ 3,855,042
  ===========          ===========          ===========          ===========          ===========          ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                          LARGE CAP             SMALL CAP          SMALL CAP INDEX         SMITH BARNEY
                                        GROWTH FUND -         GROWTH FUND -         FUND - CLASS A      DIVIDEND STRATEGY
                                           CLASS I               CLASS I                SHARES              PORTFOLIO
                                        -------------         -------------        ---------------      -----------------
ASSETS:
  Investments at market value:           $   635,302           $ 2,521,179           $   616,446           $   701,229

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Assets ...........               635,302             2,521,179               616,446               701,229
                                         -----------           -----------           -----------           -----------


LIABILITIES:
  Payables:
    Insurance charges ........                    25                   108                    22                    37
    Administrative fees ......                     3                    10                     2                     3
    Equity protection fees ...                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Liabilities ......                    28                   118                    24                    40
                                         -----------           -----------           -----------           -----------

NET ASSETS:                              $   635,274           $ 2,521,061           $   616,422           $   701,189
                                         ===========           ===========           ===========           ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

    SMITH BARNEY     MULTIPLE DISCIPLINE         MULTIPLE         MULTIPLE DISCIPLINE     MULTIPLE DISCIPLINE
 PREMIER SELECTIONS      PORTFOLIO -      DISCIPLINE PORTFOLIO -   PORTFOLIO - GLOBAL    PORTFOLIO - LARGE CAP     AIM CAPITAL
   ALL CAP GROWTH      ALL CAP GROWTH        BALANCED ALL CAP        ALL CAP GROWTH           GROWTH AND          APPRECIATION
      PORTFOLIO           AND VALUE          GROWTH AND VALUE          AND VALUE                 VALUE              PORTFOLIO
 ------------------  -------------------  ----------------------   ------------------    ---------------------    ------------
    $   330,583          $21,119,629           $20,656,469            $10,288,188             $ 3,739,231          $ 2,073,611


             --                   --                    --                     --                      --                   --
    -----------          -----------           -----------            -----------             -----------          -----------

        330,583           21,119,629            20,656,469             10,288,188               3,739,231            2,073,611
    -----------          -----------           -----------            -----------             -----------          -----------




             17                1,033                 1,021                    512                     183                   91
              1                   87                    85                     42                      16                    9
             --                   --                    --                     --                      --                   --
    -----------          -----------           -----------            -----------             -----------          -----------

             18                1,120                 1,106                    554                     199                  100
    -----------          -----------           -----------            -----------             -----------          -----------

    $   330,565          $21,118,509           $20,655,363            $10,287,634             $ 3,739,032          $ 2,073,511
    ===========          ===========           ===========            ===========             ===========          ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                          CONVERTIBLE         DISCIPLINED                                   FEDERATED
                                          SECURITIES            MID CAP             EQUITY INCOME           HIGH YIELD
                                           PORTFOLIO        STOCK PORTFOLIO           PORTFOLIO             PORTFOLIO
                                         -----------        ---------------         ------------           -----------
ASSETS:
  Investments at market value:           $ 2,065,947           $ 1,198,075           $ 9,187,751           $ 2,009,401

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Assets ...........             2,065,947             1,198,075             9,187,751             2,009,401
                                         -----------           -----------           -----------           -----------


LIABILITIES:
  Payables:
    Insurance charges ........                    76                    44                   371                    74
    Administrative fees ......                     9                     5                    38                     8
    Equity protection fees ...                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Liabilities ......                    85                    49                   409                    82
                                         -----------           -----------           -----------           -----------

NET ASSETS:                              $ 2,065,862           $ 1,198,026           $ 9,187,342           $ 2,009,319
                                         ===========           ===========           ===========           ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                                             MANAGED
                                              MANAGED              MANAGED                              ALLOCATION SERIES:
   FEDERATED                             ALLOCATION SERIES:  ALLOCATION SERIES:        MANAGED              MODERATE-
     STOCK              LARGE CAP            AGGRESSIVE         CONSERVATIVE      ALLOCATION SERIES:        AGGRESSIVE
   PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO       MODERATE PORTFOLIO        PORTFOLIO
  -----------          -----------       ------------------  ------------------   ------------------    ------------------
  $   571,274          $ 1,508,639          $   331,377          $    62,582          $ 2,274,463          $ 2,103,678


           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

      571,274            1,508,639              331,377               62,582            2,274,463            2,103,678
  -----------          -----------          -----------          -----------          -----------          -----------




           21                   60                   17                    4                  113                  110
            3                    6                    1                   --                   10                    9
           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

           24                   66                   18                    4                  123                  119
  -----------          -----------          -----------          -----------          -----------          -----------

  $   571,250          $ 1,508,573          $   331,359          $    62,578          $ 2,274,340          $ 2,103,559
  ===========          ===========          ===========          ===========          ===========          ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                            MANAGED
                                      ALLOCATION SERIES:
                                           MODERATE-          MERCURY LARGE          MFS MID CAP            MFS TOTAL
                                         CONSERVATIVE            CAP CORE               GROWTH                RETURN
                                           PORTFOLIO            PORTFOLIO             PORTFOLIO             PORTFOLIO
                                      ------------------      ------------           -----------           -----------
ASSETS:
  Investments at market value:           $   487,839           $ 1,116,073           $ 2,813,371           $26,455,044

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Assets ...........               487,839             1,116,073             2,813,371            26,455,044
                                         -----------           -----------           -----------           -----------


LIABILITIES:
  Payables:
    Insurance charges ........                    22                    47                   111                 1,120
    Administrative fees ......                     2                     4                    12                   109
    Equity protection fees ...                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Liabilities ......                    24                    51                   123                 1,229
                                         -----------           -----------           -----------           -----------

NET ASSETS:                              $   487,815           $ 1,116,022           $ 2,813,248           $26,453,815
                                         ===========           ===========           ===========           ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                         MONDRIAN                                  PIONEER
                      INTERNATIONAL                                MID CAP              PIONEER             STRATEGIC
   MFS VALUE              STOCK             PIONEER FUND            VALUE           STRATEGIC INCOME          EQUITY
   PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO
  -----------         ------------          -----------          -----------        ----------------       -----------
  $ 3,223,784          $ 3,144,455          $   623,377          $    51,751          $ 4,243,256          $ 2,753,560


           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

    3,223,784            3,144,455              623,377               51,751            4,243,256            2,753,560
  -----------          -----------          -----------          -----------          -----------          -----------




          155                  146                   31                    3                  188                  105
           13                   13                    3                   --                   17                   11
           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

          168                  159                   34                    3                  205                  116
  -----------          -----------          -----------          -----------          -----------          -----------

  $ 3,223,616          $ 3,144,296          $   623,343          $    51,748          $ 4,243,051          $ 2,753,444
  ===========          ===========          ===========          ===========          ===========          ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                          STYLE FOCUS          STYLE FOCUS
                                            SERIES:           SERIES: SMALL           TRAVELERS             TRAVELERS
                                           SMALL CAP            CAP VALUE           MANAGED INCOME         QUALITY BOND
                                       GROWTH PORTFOLIO         PORTFOLIO             PORTFOLIO             PORTFOLIO
                                       ----------------       -------------         --------------         ------------
ASSETS:
  Investments at market value:           $    63,992           $    47,827           $ 3,520,176           $ 4,659,385

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Assets ...........                63,992                47,827             3,520,176             4,659,385
                                         -----------           -----------           -----------           -----------


LIABILITIES:
  Payables:
    Insurance charges ........                     4                     3                   155                   169
    Administrative fees ......                    --                    --                    15                    19
    Equity protection fees ...                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Liabilities ......                     4                     3                   170                   188
                                         -----------           -----------           -----------           -----------

NET ASSETS:                              $    63,988           $    47,824           $ 3,520,006           $ 4,659,197
                                         ===========           ===========           ===========           ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                                           SMITH BARNEY
                                          SB ADJUSTABLE         SMITH BARNEY                              INTERNATIONAL
U.S. GOVERNMENT         VAN KAMPEN         RATE INCOME           AGGRESSIVE           SMITH BARNEY           ALL CAP
  SECURITIES            ENTERPRISE         PORTFOLIO -             GROWTH             HIGH INCOME             GROWTH
   PORTFOLIO            PORTFOLIO         CLASS I SHARES          PORTFOLIO            PORTFOLIO            PORTFOLIO
---------------        -----------        --------------        ------------          -----------         -------------
  $   112,904          $   146,432          $ 2,126,167          $13,920,465          $ 4,844,417          $   335,470


           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

      112,904              146,432            2,126,167           13,920,465            4,844,417              335,470
  -----------          -----------          -----------          -----------          -----------          -----------




            4                    6                   93                  615                  214                   13
           --                   --                    9                   57                   20                    1
           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

            4                    6                  102                  672                  234                   14
  -----------          -----------          -----------          -----------          -----------          -----------

  $   112,900          $   146,426          $ 2,126,065          $13,919,793          $ 4,844,183          $   335,456
  ===========          ===========          ===========          ===========          ===========          ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                        SMITH BARNEY             SMITH
                                          LARGE CAP           BARNEY LARGE          SMITH BARNEY          SMITH BARNEY
                                            VALUE            CAPITALIZATION           MID CAP             MONEY MARKET
                                          PORTFOLIO         GROWTH PORTFOLIO       CORE PORTFOLIO          PORTFOLIO
                                        ------------        ----------------       --------------         ------------
ASSETS:
  Investments at market value:           $ 1,205,515           $ 4,615,035           $ 3,035,986           $ 6,147,655

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Assets ...........             1,205,515             4,615,035             3,035,986             6,147,655
                                         -----------           -----------           -----------           -----------


LIABILITIES:
  Payables:
    Insurance charges ........                    45                   197                   125                   262
    Administrative fees ......                     5                    19                    12                    25
    Equity protection fees ...                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Liabilities ......                    50                   216                   137                   287
                                         -----------           -----------           -----------           -----------

NET ASSETS:                              $ 1,205,465           $ 4,614,819           $ 3,035,849           $ 6,147,368
                                         ===========           ===========           ===========           ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                     SMITH BARNEY
                         COMSTOCK                                ENTERPRISE            SMALL CAP
     SOCIAL            PORTFOLIO -            EMERGING           PORTFOLIO -             GROWTH           CONTRAFUND(R)
    AWARENESS            CLASS II        GROWTH PORTFOLIO -       CLASS II           OPPORTUNITIES         PORTFOLIO -
 STOCK PORTFOLIO          SHARES           CLASS I SHARES          SHARES              PORTFOLIO          SERVICE CLASS
 ---------------       -----------       ------------------      -----------         -------------        -------------
  $    28,852          $ 1,217,268          $   848,727          $    19,897          $ 1,583,995          $ 8,266,810


           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

       28,852            1,217,268              848,727               19,897            1,583,995            8,266,810
  -----------          -----------          -----------          -----------          -----------          -----------




            1                   45                   35                    1                   76                  386
           --                    5                    4                   --                    7                   34
           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

            1                   50                   39                    1                   83                  420
  -----------          -----------          -----------          -----------          -----------          -----------

  $    28,851          $ 1,217,218          $   848,688          $    19,896          $ 1,583,912          $ 8,266,390
  ===========          ===========          ===========          ===========          ===========          ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                            DYNAMIC CAPITAL
                                        CONTRAFUND(R)        APPRECIATION
                                         PORTFOLIO -          PORTFOLIO -            MID CAP
                                           SERVICE              SERVICE            PORTFOLIO -
                                           CLASS 2              CLASS 2          SERVICE CLASS 2
                                        -------------       ---------------      ---------------
ASSETS:
  Investments at market value:           $3,009,715           $  305,981           $8,867,469

  Receivables:
    Dividends ................                   --                   --                   --
                                         ----------           ----------           ----------

      Total Assets ...........            3,009,715              305,981            8,867,469
                                         ----------           ----------           ----------


LIABILITIES:
  Payables:
    Insurance charges ........                  112                   12                  391
    Administrative fees ......                   12                    1                   36
    Equity protection fees ...                   --                   --                   --
                                         ----------           ----------           ----------

      Total Liabilities ......                  124                   13                  427
                                         ----------           ----------           ----------

NET ASSETS:                              $3,009,591           $  305,968           $8,867,042
                                         ==========           ==========           ==========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                            CAPITAL
                                                         APPRECIATION         HIGH YIELD           MANAGED           MONEY MARKET
                                                             FUND             BOND TRUST         ASSETS TRUST         PORTFOLIO
                                                       ---------------     ---------------     ---------------     ---------------
INVESTMENT INCOME:
  Dividends ...................................        $            --     $             2     $            37     $       125,718
                                                       ---------------     ---------------     ---------------     ---------------

EXPENSES:
  Insurance charges ...........................                 19,269                 387               2,820              59,680
  Administrative fees .........................                  2,130                  45                 330               6,637
  Equity protection fees ......................                     --                  --                  --                  --
                                                       ---------------     ---------------     ---------------     ---------------

    Total expenses ............................                 21,399                 432               3,150              66,317
                                                       ---------------     ---------------     ---------------     ---------------

      Net investment income (loss) ............                (21,399)               (430)             (3,113)             59,401
                                                       ---------------     ---------------     ---------------     ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                     --                  --               1,426                  --
    Realized gain (loss) on sale of investments                 24,188                (256)                508                  --
                                                       ---------------     ---------------     ---------------     ---------------

      Realized gain (loss) ....................                 24,188                (256)              1,934                  --
                                                       ---------------     ---------------     ---------------     ---------------

    Change in unrealized gain (loss)
      on investments ..........................                217,206                 626               7,261                  --
                                                       ---------------     ---------------     ---------------     ---------------


  Net increase (decrease) in net assets
    resulting from operations .................        $       219,995     $           (60)    $         6,082     $        59,401
                                                       ===============     ===============     ===============     ===============

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                         ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN
                                                          AIM V.I.           GROWTH AND          LARGE-CAP         GLOBAL GROWTH
                                                       PREMIER EQUITY    INCOME PORTFOLIO -  GROWTH PORTFOLIO -    FUND - CLASS 2
                                                       FUND - SERIES I        CLASS B             CLASS B              SHARES
                                                       ---------------   ------------------  ------------------    ---------------
INVESTMENT INCOME:
  Dividends ...................................        $         9,718     $        12,660     $            --     $        53,312
                                                       ---------------     ---------------     ---------------     ---------------

EXPENSES:
  Insurance charges ...........................                 16,135              20,241              36,311             144,481
  Administrative fees .........................                  1,789               1,729               3,659              12,959
  Equity protection fees ......................                     --                  --                  --                  --
                                                       ---------------     ---------------     ---------------     ---------------

    Total expenses ............................                 17,924              21,970              39,970             157,440
                                                       ---------------     ---------------     ---------------     ---------------

      Net investment income (loss) ............                 (8,206)             (9,310)            (39,970)           (104,128)
                                                       ---------------     ---------------     ---------------     ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                     --                  --                  --                  --
    Realized gain (loss) on sale of investments                 10,017               4,367               9,887              24,717
                                                       ---------------     ---------------     ---------------     ---------------

      Realized gain (loss) ....................                 10,017               4,367               9,887              24,717
                                                       ---------------     ---------------     ---------------     ---------------

    Change in unrealized gain (loss)
      on investments ..........................                 43,551              50,146             384,572           1,396,822
                                                       ---------------     ---------------     ---------------     ---------------


  Net increase (decrease) in net assets
    resulting from operations .................        $        45,362     $        45,203     $       354,489     $     1,317,411
                                                       ===============     ===============     ===============     ===============

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                           CREDIT SUISSE           DELAWARE          DREYFUS VIF -       DREYFUS VIF -
  GROWTH FUND -       GROWTH-INCOME        TRUST EMERGING          VIP REIT           APPRECIATION         DEVELOPING
     CLASS 2          FUND - CLASS 2          MARKETS              SERIES -           PORTFOLIO -      LEADERS PORTFOLIO -
     SHARES               SHARES             PORTFOLIO          STANDARD CLASS       INITIAL SHARES      INITIAL SHARES
---------------      ---------------      ---------------      ---------------      ---------------    -------------------
$       189,352      $       416,177      $         1,131      $        44,880      $           212      $            --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        366,856              410,692                2,096               34,783               16,101               25,047
         32,991               37,046                  232                3,830                1,767                2,844
             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        399,847              447,738                2,328               38,613               17,868               27,891
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

       (210,495)             (31,561)              (1,197)               6,267              (17,656)             (27,891)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --               99,717                   --              136,014                   --                   --
          7,363               35,892                2,319               50,274               26,352               80,874
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

          7,363              135,609                2,319              186,288               26,352               80,874
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


      3,790,974            1,336,027               36,322              (55,646)              25,538               22,829
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$     3,587,842      $     1,440,075      $        37,444      $       136,909      $        34,234      $        75,812
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                                       FRANKLIN
                                                        MERCURY GLOBAL      MERCURY VALUE                             SMALL-MID
                                                          ALLOCATION        OPPORTUNITIES      FRANKLIN INCOME        CAP GROWTH
                                                          V.I. FUND -        V.I. FUND -      SECURITIES FUND -   SECURITIES FUND -
                                                           CLASS III          CLASS III        CLASS II SHARES      CLASS 2 SHARES
                                                       ---------------     ---------------    -----------------   -----------------
INVESTMENT INCOME:
  Dividends ...................................        $         7,097     $        10,107     $         1,003     $            --
                                                       ---------------     ---------------     ---------------     ---------------

EXPENSES:
  Insurance charges ...........................                  3,202              13,481               4,981              30,721
  Administrative fees .........................                    308               1,234                 465               2,872
  Equity protection fees ......................                     --                  --                  --                  --
                                                       ---------------     ---------------     ---------------     ---------------

    Total expenses ............................                  3,510              14,715               5,446              33,593
                                                       ---------------     ---------------     ---------------     ---------------

      Net investment income (loss) ............                  3,587              (4,608)             (4,443)            (33,593)
                                                       ---------------     ---------------     ---------------     ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                     --             587,054                  87                  --
    Realized gain (loss) on sale of investments                  1,562               2,703                (129)             22,549
                                                       ---------------     ---------------     ---------------     ---------------

      Realized gain (loss) ....................                  1,562             589,757                 (42)             22,549
                                                       ---------------     ---------------     ---------------     ---------------

    Change in unrealized gain (loss)
      on investments ..........................                 13,600            (451,466)            (10,416)             96,909
                                                       ---------------     ---------------     ---------------     ---------------


  Net increase (decrease) in net assets
    resulting from operations .................        $        18,749     $       133,683     $       (14,901)    $        85,865
                                                       ===============     ===============     ===============     ===============

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                        TEMPLETON            TEMPLETON            TEMPLETON
                        DEVELOPING            FOREIGN              GROWTH
  MUTUAL SHARES          MARKETS             SECURITIES       SECURITIES FUND -                           DIVERSIFIED
SECURITIES FUND -   SECURITIES FUND -      FUND - CLASS 2          CLASS 2            APPRECIATION      STRATEGIC INCOME
 CLASS 2 SHARES       CLASS 2 SHARES           SHARES              SHARES              PORTFOLIO           PORTFOLIO
-----------------   -----------------     ---------------     -----------------     ---------------     ----------------
$        40,071      $        30,568      $        56,366      $        31,979      $        56,249      $       176,870
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


         74,282               42,259               87,868               48,366               92,997               50,810
          6,813                3,725                7,733                4,351                8,780                4,807
             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         81,095               45,984               95,601               52,717              101,777               55,617
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        (41,024)             (15,416)             (39,235)             (20,738)             (45,528)             121,253
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



         15,010                   --                   --                   --                   --                   --
         53,954               21,335               26,438               23,541               19,749                5,450
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         68,964               21,335               26,438               23,541               19,749                5,450
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        420,345              667,307              573,722              258,647              203,131             (100,055)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$       448,285      $       673,226      $       560,925      $       261,450      $       177,352      $        26,648
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                                   SALOMON BROTHERS
                                                         EQUITY INDEX        EQUITY INDEX                              VARIABLE
                                                          PORTFOLIO -        PORTFOLIO -          FUNDAMENTAL         AGGRESSIVE
                                                            CLASS I            CLASS II              VALUE          GROWTH FUND -
                                                            SHARES              SHARES             PORTFOLIO        CLASS I SHARES
                                                       ---------------     ---------------     ---------------     ----------------
INVESTMENT INCOME:
  Dividends ...................................        $     6,506,699     $        80,990     $        81,380     $            --
                                                       ---------------     ---------------     ---------------     ---------------

EXPENSES:
  Insurance charges ...........................              5,270,128              94,024             128,500               4,854
  Administrative fees .........................                628,779               9,229              11,955                 504
  Equity protection fees ......................              6,724,091                  --                  --                  --
                                                       ---------------     ---------------     ---------------     ---------------

    Total expenses ............................             12,622,998             103,253             140,455               5,358
                                                       ---------------     ---------------     ---------------     ---------------

      Net investment income (loss) ............             (6,116,299)            (22,263)            (59,075)             (5,358)
                                                       ---------------     ---------------     ---------------     ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                     --                  --             511,789                  --
    Realized gain (loss) on sale of investments               (256,579)            113,489              56,591              10,809
                                                       ---------------     ---------------     ---------------     ---------------

      Realized gain (loss) ....................               (256,579)            113,489             568,380              10,809
                                                       ---------------     ---------------     ---------------     ---------------

    Change in unrealized gain (loss)
      on investments ..........................             12,996,678              83,226            (209,242)             24,977
                                                       ---------------     ---------------     ---------------     ---------------


  Net increase (decrease) in net assets
    resulting from operations .................        $     6,623,800     $       174,452     $       300,063     $        30,428
                                                       ===============     ===============     ===============     ===============

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

SALOMON BROTHERS                            GLOBAL LIFE             GLOBAL              MID CAP             WORLDWIDE
VARIABLE GROWTH &        BALANCED             SCIENCES            TECHNOLOGY             GROWTH               GROWTH
  INCOME FUND -        PORTFOLIO -          PORTFOLIO -           PORTFOLIO -         PORTFOLIO -          PORTFOLIO -
 CLASS I SHARES       SERVICE SHARES       SERVICE SHARES       SERVICE SHARES       SERVICE SHARES       SERVICE SHARES
-----------------    ---------------      ---------------      ---------------      ---------------      ---------------
$           605      $        55,598      $            --      $            --      $            --      $        11,270
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


          3,879               35,740                9,899                6,815               14,875               12,842
            412                4,081                1,098                  760                1,394                1,403
             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

          4,291               39,821               10,997                7,575               16,269               14,245
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         (3,686)              15,777              (10,997)              (7,575)             (16,269)              (2,975)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --                   --                   --                   --                   --                   --
         22,075               29,223               26,383                5,645               12,037                1,175
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         22,075               29,223               26,383                5,645               12,037                1,175
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        (12,916)             113,779               59,035               49,139              104,600               36,257
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$         5,473      $       158,779      $        74,421      $        47,209      $       100,368      $        34,457
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                            LAZARD                                                   OPPENHEIMER
                                                          RETIREMENT                                                 MAIN STREET
                                                           SMALL CAP          GROWTH AND           MID-CAP            FUND/VA -
                                                           PORTFOLIO       INCOME PORTFOLIO    VALUE PORTFOLIO      SERVICE SHARES
                                                       ---------------     ---------------     ---------------     ---------------
INVESTMENT INCOME:
  Dividends ...................................        $            --     $        45,101     $        27,113     $            25
                                                       ---------------     ---------------     ---------------     ---------------

EXPENSES:
  Insurance charges ...........................                 14,743              56,042              71,294                  10
  Administrative fees .........................                  1,368               4,978               6,275                   1
  Equity protection fees ......................                     --                  --                  --                  --
                                                       ---------------     ---------------     ---------------     ---------------

    Total expenses ............................                 16,111              61,020              77,569                  11
                                                       ---------------     ---------------     ---------------     ---------------

      Net investment income (loss) ............                (16,111)            (15,919)            (50,456)                 14
                                                       ---------------     ---------------     ---------------     ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 78,742             275,561             370,466                  --
    Realized gain (loss) on sale of investments                    771               6,369              20,952                 130
                                                       ---------------     ---------------     ---------------     ---------------

      Realized gain (loss) ....................                 79,513             281,930             391,418                 130
                                                       ---------------     ---------------     ---------------     ---------------

    Change in unrealized gain (loss)
      on investments ..........................                (25,959)           (137,196)             (3,579)               (166)
                                                       ---------------     ---------------     ---------------     ---------------


  Net increase (decrease) in net assets
    resulting from operations .................        $        37,443     $       128,815     $       337,383     $           (22)
                                                       ===============     ===============     ===============     ===============

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                             PUTNAM VT            PUTNAM VT            PUTNAM VT
   REAL RETURN         TOTAL RETURN          DISCOVERY          INTERNATIONAL          SMALL CAP
   PORTFOLIO -         PORTFOLIO -         GROWTH FUND -        EQUITY FUND -         VALUE FUND -           ALL CAP
 ADMINISTRATIVE       ADMINISTRATIVE          CLASS IB            CLASS IB              CLASS IB              FUND -
      CLASS               CLASS                SHARES              SHARES                SHARES              CLASS I
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$       161,149      $       705,817      $            --      $         9,349      $         8,732      $        51,443
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


         93,798              302,892                3,588                9,149               79,836               87,531
          8,067               30,338                  416                  971                7,950                9,366
             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        101,865              333,230                4,004               10,120               87,786               96,897
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         59,284              372,587               (4,004)                (771)             (79,054)             (45,454)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



         87,821              380,560                   --                   --              283,346                4,237
          1,621               50,801                6,612               31,760              113,737              210,845
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         89,442              431,361                6,612               31,760              397,083              215,082
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


       (141,399)            (648,780)              13,084               34,773              (21,995)             (24,896)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$         7,327      $       155,168      $        15,692      $        65,762      $       296,034      $       144,732
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                                    EAFE(R) EQUITY
                                                                              LARGE CAP            SMALL CAP          INDEX FUND -
                                                      INVESTORS FUND -      GROWTH FUND -        GROWTH FUND -          CLASS A
                                                           CLASS I             CLASS I              CLASS I              SHARES
                                                      ----------------     ---------------     ---------------     ---------------
INVESTMENT INCOME:
  Dividends ...................................        $        45,189     $           119     $            --     $         6,585
                                                       ---------------     ---------------     ---------------     ---------------

EXPENSES:
  Insurance charges ...........................                 54,220              10,426              35,985               2,112
  Administrative fees .........................                  5,856               1,089               3,492                 244
  Equity protection fees ......................                     --                  --                  --                  --
                                                       ---------------     ---------------     ---------------     ---------------

    Total expenses ............................                 60,076              11,515              39,477               2,356
                                                       ---------------     ---------------     ---------------     ---------------

      Net investment income (loss) ............                (14,887)            (11,396)            (39,477)              4,229
                                                       ---------------     ---------------     ---------------     ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                     --                  --             196,556                  --
    Realized gain (loss) on sale of investments                 97,327              29,586              22,366              45,307
                                                       ---------------     ---------------     ---------------     ---------------

      Realized gain (loss) ....................                 97,327              29,586             218,922              45,307
                                                       ---------------     ---------------     ---------------     ---------------

    Change in unrealized gain (loss)
      on investments ..........................                102,483               9,448             (85,197)            (48,311)
                                                       ---------------     ---------------     ---------------     ---------------


  Net increase (decrease) in net assets
    resulting from operations .................        $       184,923     $        27,638     $        94,248     $         1,225
                                                       ===============     ===============     ===============     ===============

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                        MULTIPLE
                                            SMITH BARNEY          MULTIPLE             DISCIPLINE
                                              PREMIER            DISCIPLINE           PORTFOLIO -            MULTIPLE
    SMALL CAP           SMITH BARNEY         SELECTIONS          PORTFOLIO -            BALANCED            DISCIPLINE
  INDEX FUND -            DIVIDEND            ALL CAP              ALL CAP              ALL CAP            PORTFOLIO -
     CLASS A              STRATEGY             GROWTH              GROWTH                GROWTH           GLOBAL ALL CAP
     SHARES              PORTFOLIO           PORTFOLIO            AND VALUE            AND VALUE         GROWTH AND VALUE
---------------      ---------------      ---------------      ---------------      ---------------      ----------------
$         4,187      $        13,778      $           398      $        74,004      $       242,658      $        70,592
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


          8,012               12,668                5,544              327,787              281,718              120,558
            937                1,006                  452               28,105               23,568                9,996
             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

          8,949               13,674                5,996              355,892              305,286              130,554
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         (4,762)                 104               (5,598)            (281,888)             (62,628)             (59,962)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



         17,956                   --                   --              415,102              180,512              105,526
         22,668                3,008                2,515              277,817               26,144               15,636
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         40,624                3,008                2,515              692,919              206,656              121,162
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        (20,900)              (8,970)              16,662              505,093              500,238              456,078
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$        14,962      $        (5,858)     $        13,579      $       916,124      $       644,266      $       517,278
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                          MULTIPLE
                                                         DISCIPLINE
                                                         PORTFOLIO -                                                 DISCIPLINED
                                                          LARGE CAP          AIM CAPITAL         CONVERTIBLE           MID CAP
                                                         GROWTH AND          APPRECIATION         SECURITIES            STOCK
                                                            VALUE             PORTFOLIO           PORTFOLIO           PORTFOLIO
                                                       ---------------     ---------------     ---------------     ---------------
INVESTMENT INCOME:
  Dividends ...................................        $        23,341     $         4,338     $        53,731     $            --
                                                       ---------------     ---------------     ---------------     ---------------

EXPENSES:
  Insurance charges ...........................                 45,937              28,210              28,485              15,895
  Administrative fees .........................                  3,908               2,721               3,191               1,773
  Equity protection fees ......................                     --                  --                  --                  --
                                                       ---------------     ---------------     ---------------     ---------------

    Total expenses ............................                 49,845              30,931              31,676              17,668
                                                       ---------------     ---------------     ---------------     ---------------

      Net investment income (loss) ............                (26,504)            (26,593)             22,055             (17,668)
                                                       ---------------     ---------------     ---------------     ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 49,979                  --              37,054              13,620
    Realized gain (loss) on sale of investments                 14,595              37,349              26,026              60,814
                                                       ---------------     ---------------     ---------------     ---------------

      Realized gain (loss) ....................                 64,574              37,349              63,080              74,434
                                                       ---------------     ---------------     ---------------     ---------------

    Change in unrealized gain (loss)
      on investments ..........................                 60,549             128,799            (114,494)             63,577
                                                       ---------------     ---------------     ---------------     ---------------


  Net increase (decrease) in net assets
    resulting from operations .................        $        98,619     $       139,555     $       (29,359)    $       120,343
                                                       ===============     ===============     ===============     ===============

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                        MANAGED             MANAGED
                                                                                       ALLOCATION          ALLOCATION
    EQUITY              FEDERATED            FEDERATED                                  SERIES:             SERIES:
    INCOME              HIGH YIELD             STOCK              LARGE CAP            AGGRESSIVE         CONSERVATIVE
   PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$            --      $            --      $            --      $            --      $            --      $           349
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        122,283               32,639                8,745               20,474                2,940                1,077
         12,773                3,655                  971                2,131                  239                   80
             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        135,056               36,294                9,716               22,605                3,179                1,157
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

       (135,056)             (36,294)              (9,716)             (22,605)              (3,179)                (808)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



        123,365                   --                   --                   --                  363                  115
         78,778               48,319               24,255               16,539                2,547                  632
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        202,143               48,319               24,255               16,539                2,910                  747
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        214,968               20,378                4,193              111,683               21,080                  116
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$       282,055      $        32,403      $        18,732      $       105,617      $        20,811      $            55
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                   MANAGED
                                                           MANAGED             MANAGED            ALLOCATION
                                                         ALLOCATION           ALLOCATION           SERIES:
                                                           SERIES:             SERIES:            MODERATE-         MERCURY LARGE
                                                          MODERATE       MODERATE-AGGRESSIVE     CONSERVATIVE          CAP CORE
                                                          PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
                                                       ---------------   -------------------   ---------------     ---------------
INVESTMENT INCOME:
  Dividends ...................................        $        10,900     $         9,264     $         2,172     $            --
                                                       ---------------     ---------------     ---------------     ---------------

EXPENSES:
  Insurance charges ...........................                 11,474              11,846               3,676              14,603
  Administrative fees .........................                    974                 933                 338               1,447
  Equity protection fees ......................                     --                  --                  --                  --
                                                       ---------------     ---------------     ---------------     ---------------

    Total expenses ............................                 12,448              12,779               4,014              16,050
                                                       ---------------     ---------------     ---------------     ---------------

      Net investment income (loss) ............                 (1,548)             (3,515)             (1,842)            (16,050)
                                                       ---------------     ---------------     ---------------     ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  1,759               1,013                 200                  --
    Realized gain (loss) on sale of investments                    139                 192                  58              17,971
                                                       ---------------     ---------------     ---------------     ---------------

      Realized gain (loss) ....................                  1,898               1,205                 258              17,971
                                                       ---------------     ---------------     ---------------     ---------------

    Change in unrealized gain (loss)
      on investments ..........................                 62,498              56,074              13,523              93,479
                                                       ---------------     ---------------     ---------------     ---------------


  Net increase (decrease) in net assets
    resulting from operations .................        $        62,848     $        53,764     $        11,939     $        95,400
                                                       ===============     ===============     ===============     ===============

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                           MFS
  MFS EMERGING           MID CAP                MFS                                     MONDRIAN             PIONEER
     GROWTH               GROWTH            TOTAL RETURN          MFS VALUE          INTERNATIONAL             FUND
    PORTFOLIO           PORTFOLIO            PORTFOLIO            PORTFOLIO         STOCK PORTFOLIO         PORTFOLIO
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$            --      $            --      $       571,712      $        34,440      $         1,322      $            --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


          1,981               35,028              341,907               29,637               39,611                9,171
            214                3,665               33,984                2,540                3,556                  768
             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

          2,195               38,693              375,891               32,177               43,167                9,939
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         (2,195)             (38,693)             195,821                2,263              (41,845)              (9,939)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --                   --            1,241,938              121,332                   --                   --
        (36,134)              22,944               67,981                4,904               14,119                5,529
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        (36,134)              22,944            1,309,919              126,236               14,119                5,529
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


         10,928              110,971           (1,150,895)             (29,558)             254,910               30,684
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$       (27,401)     $        95,222      $       354,845      $        98,941      $       227,184      $        26,274
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                                     STYLE FOCUS
                                                           PIONEER             PIONEER                                 SERIES:
                                                           MID CAP            STRATEGIC           STRATEGIC           SMALL CAP
                                                            VALUE               INCOME              EQUITY              GROWTH
                                                          PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
                                                       ---------------     ---------------     ---------------     ---------------
INVESTMENT INCOME:
  Dividends ...................................        $            61     $       169,851     $        16,474     $            --
                                                       ---------------     ---------------     ---------------     ---------------

EXPENSES:
  Insurance charges ...........................                    213              45,611              39,244                 242
  Administrative fees .........................                     18               4,288               4,247                  19
  Equity protection fees ......................                     --                  --                  --                  --
                                                       ---------------     ---------------     ---------------     ---------------

    Total expenses ............................                    231              49,899              43,491                 261
                                                       ---------------     ---------------     ---------------     ---------------

      Net investment income (loss) ............                   (170)            119,952             (27,017)               (261)
                                                       ---------------     ---------------     ---------------     ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    470                  --                  --               1,072
    Realized gain (loss) on sale of investments                     (2)                (24)             15,472                   8
                                                       ---------------     ---------------     ---------------     ---------------

      Realized gain (loss) ....................                    468                 (24)             15,472               1,080
                                                       ---------------     ---------------     ---------------     ---------------

    Change in unrealized gain (loss)
      on investments ..........................                   (199)            (59,035)              9,054                 801
                                                       ---------------     ---------------     ---------------     ---------------


  Net increase (decrease) in net assets
    resulting from operations .................        $            99     $        60,893     $        (2,491)    $         1,620
                                                       ===============     ===============     ===============     ===============

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

  STYLE FOCUS                                                                                             SB ADJUSTABLE
    SERIES:             TRAVELERS            TRAVELERS                                                     RATE INCOME
   SMALL CAP             MANAGED              QUALITY           U.S. GOVERNMENT        VAN KAMPEN          PORTFOLIO -
     VALUE                INCOME                BOND              SECURITIES           ENTERPRISE            CLASS I
   PORTFOLIO            PORTFOLIO            PORTFOLIO             PORTFOLIO           PORTFOLIO              SHARES
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$           167      $       126,291      $            --      $            --      $           142      $        63,635
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


            184               48,838               67,571                1,626                1,946               21,691
             14                4,703                7,686                  181                  200                2,041
             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            198               53,541               75,257                1,807                2,146               23,732
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            (31)              72,750              (75,257)              (1,807)              (2,004)              39,903
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



            444                   --                   --                  139                   --                   --
             11              (11,333)             (35,415)                 (75)              (4,411)               1,291
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            455              (11,333)             (35,415)                  64               (4,411)               1,291
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


            553              (71,289)             117,710                4,778               13,121              (31,628)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$           977      $        (9,872)     $         7,038      $         3,035      $         6,706      $         9,566
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                 SMITH BARNEY
                                                         SMITH BARNEY                           INTERNATIONAL        SMITH BARNEY
                                                          AGGRESSIVE          SMITH BARNEY         ALL CAP            LARGE CAP
                                                            GROWTH            HIGH INCOME           GROWTH              VALUE
                                                           PORTFOLIO           PORTFOLIO          PORTFOLIO           PORTFOLIO
                                                       ---------------     ---------------     ---------------     ---------------
INVESTMENT INCOME:
  Dividends ...................................        $            --     $       385,247     $         4,403     $        19,026
                                                       ---------------     ---------------     ---------------     ---------------

EXPENSES:
  Insurance charges ...........................                174,453              65,686               4,222              16,170
  Administrative fees .........................                 16,526               6,221                 470               1,761
  Equity protection fees ......................                     --                  --                  --                  --
                                                       ---------------     ---------------     ---------------     ---------------

    Total expenses ............................                190,979              71,907               4,692              17,931
                                                       ---------------     ---------------     ---------------     ---------------

      Net investment income (loss) ............               (190,979)            313,340                (289)              1,095
                                                       ---------------     ---------------     ---------------     ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    401                  --                  --                  --
    Realized gain (loss) on sale of investments                 62,322               3,061               1,758               4,260
                                                       ---------------     ---------------     ---------------     ---------------

      Realized gain (loss) ....................                 62,723               3,061               1,758               4,260
                                                       ---------------     ---------------     ---------------     ---------------

    Change in unrealized gain (loss)
      on investments ..........................              1,352,999            (272,294)             29,297              50,656
                                                       ---------------     ---------------     ---------------     ---------------


  Net increase (decrease) in net assets
    resulting from operations .................        $     1,224,743     $        44,107     $        30,766     $        56,011
                                                       ===============     ===============     ===============     ===============

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

  SMITH BARNEY                                                                                               EMERGING
      LARGE                                                                             COMSTOCK              GROWTH
 CAPITALIZATION        SMITH BARNEY         SMITH BARNEY           SOCIAL             PORTFOLIO -          PORTFOLIO -
     GROWTH              MID CAP            MONEY MARKET          AWARENESS             CLASS II             CLASS I
    PORTFOLIO         CORE PORTFOLIO         PORTFOLIO         STOCK PORTFOLIO           SHARES               SHARES
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$         6,044      $        18,243      $       158,132      $           203      $         9,318      $         1,792
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


         59,721               42,029               87,160                  326               13,451               11,484
          5,796                4,216                8,266                   40                1,503                1,149
             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         65,517               46,245               95,426                  366               14,954               12,633
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        (59,473)             (28,002)              62,706                 (163)              (5,636)             (10,841)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --              219,606                   --                   --               32,263                   --
         60,893               39,800                   --                   56               11,065               (2,260)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         60,893              259,406                   --                   56               43,328               (2,260)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        174,744              (40,735)                  --                  962              (11,435)              67,355
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$       176,164      $       190,669      $        62,706      $           855      $        26,257      $        54,254
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                             SMITH BARNEY
                                                         ENTERPRISE           SMALL CAP
                                                         PORTFOLIO -            GROWTH          CONTRAFUND(R)       CONTRAFUND(R)
                                                          CLASS II          OPPORTUNITIES        PORTFOLIO -         PORTFOLIO -
                                                           SHARES             PORTFOLIO         SERVICE CLASS      SERVICE CLASS 2
                                                       ---------------     ---------------     ---------------     ---------------
INVESTMENT INCOME:
  Dividends ...................................        $           109     $            --     $         6,105     $         3,461
                                                       ---------------     ---------------     ---------------     ---------------

EXPENSES:
  Insurance charges ...........................                    312              18,918              84,516              36,995
  Administrative fees .........................                     32               1,693               7,557               4,122
  Equity protection fees ......................                     --                  --                  --                  --
                                                       ---------------     ---------------     ---------------     ---------------

    Total expenses ............................                    344              20,611              92,073              41,117
                                                       ---------------     ---------------     ---------------     ---------------

      Net investment income (loss) ............                   (235)            (20,611)            (85,968)            (37,656)
                                                       ---------------     ---------------     ---------------     ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                     --             143,818                 555                 494
    Realized gain (loss) on sale of investments                    806               4,529              26,329             101,539
                                                       ---------------     ---------------     ---------------     ---------------

      Realized gain (loss) ....................                    806             148,347              26,884             102,033
                                                       ---------------     ---------------     ---------------     ---------------

    Change in unrealized gain (loss)
      on investments ..........................                    718             (60,592)            889,111             328,189
                                                       ---------------     ---------------     ---------------     ---------------


  Net increase (decrease) in net assets
    resulting from operations .................        $         1,289     $        67,144     $       830,027     $       392,566
                                                       ===============     ===============     ===============     ===============

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

       DYNAMIC
       CAPITAL             MID CAP
    APPRECIATION         PORTFOLIO -
     PORTFOLIO -           SERVICE
   SERVICE CLASS 2         CLASS 2
   ---------------     --------------
   $           --      $           --
   --------------      --------------


            3,736              94,719
              408               8,954
               --                   -
   --------------      --------------

            4,144             103,673
   --------------      --------------

           (4,144)           (103,673)
   --------------      --------------



               --              63,708
            2,854              40,417
   --------------      --------------

            2,854             104,125
   --------------      --------------


           50,118           1,046,107
   --------------      --------------



   $       48,828      $    1,046,559
   ==============      ==============

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                      CAPITAL                      HIGH YIELD                    MANAGED
                                                 APPRECIATION FUND                 BOND TRUST                  ASSETS TRUST
                                            --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $   (21,399)   $   (18,816)   $      (430)   $     4,941    $    (3,113)   $     3,502
  Realized gain (loss) ..................        24,188        (17,331)          (256)            56          1,934          1,510
  Change in unrealized gain (loss)
    on investments ......................       217,206        238,947            626            210          7,261          6,139
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       219,995        202,800            (60)         5,207          6,082         11,151
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        62,323         50,008         (1,047)        12,811         (2,072)         2,000
  Participant transfers from other
    funding options .....................       172,822         25,079        (47,172)        68,155         63,534        166,174
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................          (376)          (402)            (9)             5           (103)            --
  Contract surrenders ...................       (86,425)      (108,103)           619           (597)       (10,962)          (656)
  Participant transfers to other
    funding options .....................       (61,217)      (163,643)        (1,846)            11         (6,800)            --
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............        (7,995)            --             --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        79,132       (197,061)       (49,455)        80,385         43,597        167,518
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       299,127          5,739        (49,515)        85,592         49,679        178,669


NET ASSETS:
    Beginning of year ...................     1,336,098      1,330,359         85,592             --        178,669             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $ 1,635,225    $ 1,336,098    $    36,077    $    85,592    $   228,348    $   178,669
                                            ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                     ALLIANCE
                                       AIM V.I.                     BERNSTEIN                 ALLIANCEBERNSTEIN
                                    PREMIER EQUITY                  GROWTH AND                    LARGE-CAP
       MONEY MARKET                     FUND -                  INCOME PORTFOLIO -            GROWTH PORTFOLIO -
        PORTFOLIO                      SERIES I                      CLASS B                       CLASS B
--------------------------    --------------------------    --------------------------    --------------------------
    2005           2004           2005           2004           2005           2004           2005           2004
    ----           ----           ----           ----           ----           ----           ----           ----
$    59,401    $   (28,311)   $    (8,206)   $   (13,298)   $    (9,310)   $    (4,756)   $   (39,970)   $   (29,046)
         --             --         10,017         (2,076)         4,367          2,973          9,887        (26,698)

         --             --         43,551         63,944         50,146         58,079        384,572        179,363
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     59,401        (28,311)        45,362         48,570         45,203         56,296        354,489        123,619
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


      6,722        155,740             --            300        521,215        342,915        441,647        159,925

  1,275,382      1,335,970         11,724         23,823        387,567         90,155         50,978         45,501
         --             --             --             --             --             --             --             --
     (1,329)        (1,628)          (270)          (293)          (172)           (44)          (701)          (706)
   (177,836)      (225,414)       (97,615)       (51,349)        (9,881)          (777)       (82,693)       (93,553)

 (1,545,905)    (3,036,636)       (31,202)       (44,364)        (5,009)        (3,483)      (154,817)      (100,776)
         --             --             --             --             --             --             --             --
         --        (92,164)       (36,570)        (8,723)            --             --             --        (10,612)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


   (442,966)    (1,864,132)      (153,933)       (80,606)       893,720        428,766        254,414           (221)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

   (383,565)    (1,892,443)      (108,571)       (32,036)       938,923        485,062        608,903        123,398



  4,627,883      6,520,326      1,278,066      1,310,102        725,030        239,968      2,089,824      1,966,426
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$ 4,244,318    $ 4,627,883    $ 1,169,495    $ 1,278,066    $ 1,663,953    $   725,030    $ 2,698,727    $ 2,089,824
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                 GLOBAL GROWTH FUND -            GROWTH FUND -                 GROWTH-INCOME
                                                    CLASS 2 SHARES               CLASS 2 SHARES            FUND - CLASS 2 SHARES
                                            --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $  (104,128)   $   (36,472)   $  (210,495)   $   (89,503)   $   (31,561)   $   (28,607)
  Realized gain (loss) ..................        24,717         42,280          7,363         19,031        135,609         50,841
  Change in unrealized gain (loss)
    on investments ......................     1,396,822        433,112      3,790,974      1,066,911      1,336,027        880,277
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........     1,317,411        438,920      3,587,842        996,439      1,440,075        902,511
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........     3,848,098      1,542,363     10,062,373      4,460,609     11,359,694      5,174,972
  Participant transfers from other
    funding options .....................     4,165,798      1,025,362      9,371,242      2,634,493      9,000,077      3,778,824
  Growth rate intra-fund transfers in ...       239,674          6,500        236,801         14,730        115,311         14,603
  Administrative charges ................        (1,439)          (437)        (3,944)        (1,251)        (4,388)        (1,328)
  Contract surrenders ...................      (163,300)       (56,393)      (414,063)      (125,677)      (813,268)      (154,922)
  Participant transfers to other
    funding options .....................      (288,370)       (96,727)      (692,590)      (309,962)      (469,689)      (583,287)
  Growth rate intra-fund transfers out ..      (239,673)        (6,500)      (236,801)       (14,730)      (115,311)       (14,603)
  Other receipts/(payments) .............       (97,270)         4,998        (77,773)       (29,999)      (121,188)      (147,925)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     7,463,518      2,419,166     18,245,245      6,628,213     18,951,238      8,066,334
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets     8,780,929      2,858,086     21,833,087      7,624,652     20,391,313      8,968,845


NET ASSETS:
    Beginning of year ...................     4,950,886      2,092,800     11,743,437      4,118,785     14,077,133      5,108,288
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $13,731,815    $ 4,950,886    $33,576,524    $11,743,437    $34,468,446    $14,077,133
                                            ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

      CREDIT SUISSE                  DELAWARE VIP                 DREYFUS VIF -                 DREYFUS VIF -
      TRUST EMERGING                REIT SERIES -            APPRECIATION PORTFOLIO -         DEVELOPING LEADERS
    MARKETS PORTFOLIO               STANDARD CLASS                INITIAL SHARES          PORTFOLIO - INITIAL SHARES
--------------------------    --------------------------    --------------------------    --------------------------
    2005           2004           2005           2004           2005           2004           2005           2004
    ----           ----           ----           ----           ----           ----           ----           ----
$    (1,197)   $    (1,484)   $     6,267    $     9,088    $   (17,656)   $       594    $   (27,891)   $   (24,604)
      2,319          2,653        186,288         88,615         26,352         14,824         80,874         30,724

     36,322         25,680        (55,646)       435,534         25,538         19,647         22,829        175,680
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     37,444         26,849        136,909        533,237         34,234         35,065         75,812        181,800
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


        201            296        249,547         48,512          1,320         17,105          3,675         15,527

        400         12,104        547,418        327,116          5,817         94,204         16,033         59,844
         --             --             --             --             --             --             --             --
        (65)           (75)          (768)          (798)          (271)          (342)          (511)          (529)
     (3,050)        (6,066)       (86,581)       (86,199)       (18,133)       (82,044)      (174,267)       (53,495)

       (201)            --       (153,155)      (160,443)      (171,392)      (145,896)      (112,451)      (121,534)
         --             --             --             --             --             --             --             --
         --             --        (16,000)            --             --             --        (35,400)        (2,976)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     (2,715)         6,259        540,461        128,188       (182,659)      (116,973)      (302,921)      (103,163)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     34,729         33,108        677,370        661,425       (148,425)       (81,908)      (227,109)        78,637



    146,743        113,635      2,386,663      1,725,238      1,198,411      1,280,319      2,010,327      1,931,690
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$   181,472    $   146,743    $ 3,064,033    $ 2,386,663    $ 1,049,986    $ 1,198,411    $ 1,783,218    $ 2,010,327
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                      MERCURY
                                                 GLOBAL ALLOCATION              MERCURY VALUE                FRANKLIN INCOME
                                                    V.I. FUND -               OPPORTUNITIES V.I.            SECURITIES FUND -
                                                     CLASS III                 FUND - CLASS III              CLASS II SHARES
                                            --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $     3,587    $     2,727    $    (4,608)   $      (492)   $    (4,443)   $        --
  Realized gain (loss) ..................         1,562             17        589,757         17,037            (42)            --
  Change in unrealized gain (loss)
    on investments ......................        13,600          5,125       (451,466)       (11,723)       (10,416)            --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........        18,749          7,869        133,683          4,822        (14,901)            --
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       148,632         29,666        793,913         45,503        663,595             --
  Participant transfers from other
    funding options .....................        80,173         72,432        800,718         35,467        805,555             --
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................           (47)            (2)           (86)            (2)           (22)            --
  Contract surrenders ...................       (13,546)            --        (13,931)       (12,217)        (3,038)            --
  Participant transfers to other
    funding options .....................       (22,465)          (566)      (181,412)        (6,958)       (24,256)            --
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............            --             --             --         (1,569)            --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       192,747        101,530      1,399,202         60,224      1,441,834             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       211,496        109,399      1,532,885         65,046      1,426,933             --


NET ASSETS:
    Beginning of year ...................       110,474          1,075         66,114          1,068             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $   321,970    $   110,474    $ 1,598,999    $    66,114    $ 1,426,933    $        --
                                            ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

        FRANKLIN
        SMALL-MID                                                    TEMPLETON
        CAP GROWTH                   MUTUAL SHARES               DEVELOPING MARKETS                TEMPLETON
    SECURITIES FUND -              SECURITIES FUND -             SECURITIES FUND -             FOREIGN SECURITIES
      CLASS 2 SHARES                 CLASS 2 SHARES                CLASS 2 SHARES            FUND - CLASS 2 SHARES
--------------------------    --------------------------    --------------------------    --------------------------
    2005           2004           2005           2004           2005           2004           2005           2004
    ----           ----           ----           ----           ----           ----           ----           ----
$   (33,593)   $   (15,852)   $   (41,024)   $   (15,033)   $   (15,416)   $       142    $   (39,235)   $    (8,081)
     22,549          2,575         68,964          9,634         21,335          1,981         26,438          7,095

     96,909        135,193        420,345        218,344        667,307         87,630        573,722        248,786
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     85,865        121,916        448,285        212,945        673,226         89,753        560,925        247,800
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    231,047        530,170      1,811,290        827,429      1,713,562        384,999      2,486,691      1,218,881

    472,445        246,902      2,283,766        781,865      1,738,871        301,416      3,460,190        490,212
         --             --             --             --             --             --             --             --
       (523)          (282)          (692)          (268)          (499)           (80)          (869)          (193)
    (82,215)       (20,620)      (213,614)       (32,717)       (58,635)        (2,125)       (82,529)       (47,860)

   (173,538)        (9,743)      (659,561)       (67,601)      (253,625)       (26,930)      (361,137)        (9,336)
         --             --             --             --             --             --             --             --
    (15,930)            --        (52,246)       (35,558)      (165,051)            --       (164,179)       (20,757)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    431,286        746,427      3,168,943      1,473,150      2,974,623        657,280      5,338,167      1,630,947
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    517,151        868,343      3,617,228      1,686,095      3,647,849        747,033      5,899,092      1,878,747



  1,611,061        742,718      2,712,613      1,026,518        782,994         35,961      2,395,434        516,687
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$ 2,128,212    $ 1,611,061    $ 6,329,841    $ 2,712,613    $ 4,430,843    $   782,994    $ 8,294,526    $ 2,395,434
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                     TEMPLETON
                                                 GROWTH SECURITIES                APPRECIATION              DIVERSIFIED STRATEGIC
                                               FUND - CLASS 2 SHARES               PORTFOLIO                   INCOME PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $   (20,738)   $    (3,097)   $   (45,528)   $    (7,274)   $   121,253    $    99,273
  Realized gain (loss) ..................        23,541         20,611         19,749         24,728          5,450         (1,091)
  Change in unrealized gain (loss)
    on investments ......................       258,647         55,293        203,131        242,329       (100,055)        11,208
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       261,450         72,807        177,352        259,783         26,648        109,390
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,576,210        731,171      1,496,294        727,852        433,602        808,314
  Participant transfers from other
    funding options .....................     1,887,013        273,796        923,866        944,373        413,148        405,576
  Growth rate intra-fund transfers in ...            --             --             --         44,612             --             --
  Administrative charges ................          (320)          (142)          (953)          (680)          (398)          (309)
  Contract surrenders ...................       (81,008)          (814)      (170,656)       (86,767)       (50,508)       (25,715)
  Participant transfers to other
    funding options .....................      (418,213)       (20,782)       (51,537)       (47,493)      (407,247)      (342,040)
  Growth rate intra-fund transfers out ..            --             --             --        (44,612)            --             --
  Other receipts/(payments) .............           (69)      (105,074)       (14,918)        (5,508)       (81,581)            --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     2,963,613        878,155      2,182,096      1,531,777        307,016        845,826
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets     3,225,063        950,962      2,359,448      1,791,560        333,664        955,216


NET ASSETS:
    Beginning of year ...................     1,178,477        227,515      4,307,139      2,515,579      2,849,876      1,894,660
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $ 4,403,540    $ 1,178,477    $ 6,666,587    $ 4,307,139    $ 3,183,540    $ 2,849,876
                                            ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                 SALOMON BROTHERS
                                                                                               VARIABLE AGGRESSIVE
   EQUITY INDEX PORTFOLIO -      EQUITY INDEX PORTFOLIO -           FUNDAMENTAL                   GROWTH FUND -
        CLASS I SHARES               CLASS II SHARES              VALUE PORTFOLIO                 CLASS I SHARES
 --------------------------    --------------------------    --------------------------    --------------------------
     2005           2004           2005           2004           2005           2004           2005           2004
     ----           ----           ----           ----           ----           ----           ----           ----
$ (6,116,299)  $ (4,514,580)   $   (22,263)   $     5,193    $   (59,075)   $   (40,744)   $    (5,358)   $    (4,064)
    (256,579)      (998,776)       113,489         38,037        568,380        193,507         10,809          1,173

  12,996,678     32,672,923         83,226        397,026       (209,242)       273,161         24,977         22,932
------------   ------------    -----------    -----------    -----------    -----------    -----------    -----------


   6,623,800     27,159,567        174,452        440,256        300,063        425,924         30,428         20,041
------------   ------------    -----------    -----------    -----------    -----------    -----------    -----------


  46,440,286     61,619,650        752,273        827,399      1,286,741      1,567,869            512         46,437

     132,100         33,515      1,157,739      1,139,515        949,855      1,149,442         70,631         30,269
          --             --             --        594,262        231,232         92,805             --             --
    (139,384)      (118,909)          (995)          (919)        (1,711)        (1,328)          (149)          (118)
 (17,568,400)   (11,644,059)      (296,715)      (171,379)      (308,036)       (89,310)       (52,629)        (5,709)

    (259,354)      (331,400)    (1,057,649)      (337,136)      (467,736)      (131,383)            --             --
          --             --             --       (594,262)      (231,232)       (92,805)            --             --
  (3,592,925)    (3,357,004)            --        (19,748)       (29,191)        (9,192)            --             --
------------   ------------    -----------    -----------    -----------    -----------    -----------    -----------


  25,012,323     46,201,793        554,653      1,437,732      1,429,922      2,486,098         18,365         70,879
------------   ------------    -----------    -----------    -----------    -----------    -----------    -----------

  31,636,123     73,361,360        729,105      1,877,988      1,729,985      2,912,022         48,793         90,920



 407,669,231    334,307,871      5,800,159      3,922,171      7,080,914      4,168,892        315,747        224,827
------------   ------------    -----------    -----------    -----------    -----------    -----------    -----------
$439,305,354   $407,669,231    $ 6,529,264    $ 5,800,159    $ 8,810,899    $ 7,080,914    $   364,540    $   315,747
============   ============    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                  SALOMON BROTHERS
                                                 VARIABLE GROWTH &                                              GLOBAL LIFE
                                                   INCOME FUND -              BALANCED PORTFOLIO -          SCIENCES PORTFOLIO -
                                                   CLASS I SHARES                SERVICE SHARES                SERVICE SHARES
                                            --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    (3,686)   $    (1,686)   $    15,777    $    18,988    $   (10,997)   $   (11,341)
  Realized gain (loss) ..................        22,075          2,885         29,223         16,723         26,383         12,480
  Change in unrealized gain (loss)
    on investments ......................       (12,916)        18,013        113,779        140,165         59,035         87,850
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........         5,473         19,212        158,779        175,876         74,421         88,989
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........            --             16         10,969         22,657            661          1,533
  Participant transfers from other
    funding options .....................            --         58,758         61,265        104,333         25,289         78,722
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................           (47)           (72)          (830)        (1,013)          (162)          (187)
  Contract surrenders ...................        (1,890)        (2,618)      (179,776)      (136,626)       (91,691)       (47,884)
  Participant transfers to other
    funding options .....................      (131,558)       (24,473)      (106,004)      (355,047)       (50,451)      (125,376)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............            --             --        (14,424)       (14,049)            --             24
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (133,495)        31,611       (228,800)      (379,745)      (116,354)       (93,168)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets      (128,022)        50,823        (70,021)      (203,869)       (41,933)        (4,179)


NET ASSETS:
    Beginning of year ...................       295,854        245,031      2,756,520      2,960,389        760,039        764,218
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $   167,832    $   295,854    $ 2,686,499    $ 2,756,520    $   718,106    $   760,039
                                            ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

      GLOBAL TECHNOLOGY                  MID CAP                      WORLDWIDE                 LAZARD RETIREMENT
         PORTFOLIO -                GROWTH PORTFOLIO -            GROWTH PORTFOLIO -                SMALL CAP
       SERVICE SHARES                 SERVICE SHARES                SERVICE SHARES                  PORTFOLIO
--------------------------    --------------------------    --------------------------    --------------------------
    2005           2004           2005           2004           2005           2004           2005           2004
    ----           ----           ----           ----           ----           ----           ----           ----
$    (7,575)   $    (8,219)   $   (16,269)   $    (8,785)   $    (2,975)   $    (5,779)   $   (16,111)   $    (1,898)
      5,645         (5,869)        12,037          2,163          1,175         (1,741)        79,513            213

     49,139          3,361        104,600        119,281         36,257         36,726        (25,959)        29,812
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     47,209        (10,727)       100,368        112,659         34,457         29,206         37,443         28,127
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


        662          6,849         63,256        125,894         12,751         19,333        734,665         91,697

     53,121        124,825        157,087        117,106         31,667         49,680        473,884        194,326
         --             --          4,155             --             --             --             --             --
       (168)          (230)          (210)          (155)          (328)          (383)          (138)           (42)
    (49,427)       (64,176)       (21,631)        (3,003)       (80,977)       (38,740)        (1,379)            (1)

    (84,251)      (108,116)       (32,296)       (16,336)       (37,656)       (92,212)       (22,344)       (12,389)
         --             --         (4,155)            --             --             --             --             --
         --         (9,453)            --             --             --             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    (80,063)       (50,301)       166,206        223,506        (74,543)       (62,322)     1,184,688        273,591
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    (32,854)       (61,028)       266,574        336,165        (40,086)       (33,116)     1,222,131        301,718



    532,032        593,060        797,380        461,215        979,364      1,012,480        316,917         15,199
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$   499,178    $   532,032    $ 1,063,954    $   797,380    $   939,278    $   979,364    $ 1,539,048    $   316,917
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                               OPPENHEIMER
                                                                                                               MAIN STREET
                                                    GROWTH AND                      MID-CAP                     FUND/VA -
                                                 INCOME PORTFOLIO               VALUE PORTFOLIO               SERVICE SHARES
                                            --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $   (15,919)   $      (500)   $   (50,456)   $    (7,406)   $        14    $       (19)
  Realized gain (loss) ..................       281,930         13,620        391,418         24,173            130             --
  Change in unrealized gain (loss)
    on investments ......................      (137,196)       128,070         (3,579)       179,862           (166)           166
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       128,815        141,190        337,383        196,629            (22)           147
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........     2,173,473        706,676      2,348,993        988,453         (2,125)         2,000
  Participant transfers from other
    funding options .....................       695,014        674,572      2,309,488        559,692             --             --
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................          (532)          (180)          (749)          (112)            --             --
  Contract surrenders ...................       (32,566)        (9,798)       (66,291)       (14,581)            --             --
  Participant transfers to other
    funding options .....................       (36,389)        (3,815)      (373,216)       (13,004)            --             --
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............            --             --             --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     2,799,000      1,367,455      4,218,225      1,520,448         (2,125)         2,000
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets     2,927,815      1,508,645      4,555,608      1,717,077         (2,147)         2,147


NET ASSETS:
    Beginning of year ...................     1,824,147        315,502      1,868,798        151,721          2,147             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $ 4,751,962    $ 1,824,147    $ 6,424,406    $ 1,868,798    $        --    $     2,147
                                            ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                  PUTNAM VT
                                                                PUTNAM VT DISCOVERY             INTERNATIONAL
  REAL RETURN PORTFOLIO -      TOTAL RETURN PORTFOLIO -            GROWTH FUND -                EQUITY FUND -
   ADMINISTRATIVE CLASS          ADMINISTRATIVE CLASS             CLASS IB SHARES              CLASS IB SHARES
--------------------------    --------------------------    --------------------------    --------------------------
    2005           2004           2005           2004           2005           2004           2005           2004
    ----           ----           ----           ----           ----           ----           ----           ----
$    59,284    $    (5,194)   $   372,587    $    54,414    $    (4,004)   $    (4,024)   $      (771)   $      (417)
     89,442         56,904        431,361        278,674          6,612          1,385         31,760          8,898

   (141,399)        17,485       (648,780)       156,744         13,084         19,311         34,773         69,265
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


      7,327         69,195        155,168        489,832         15,692         16,672         65,762         77,746
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


  2,913,044        912,732      4,341,899      1,512,630             --             --          7,928          3,625

  3,786,456      1,086,440      7,434,328      1,619,837            751             --        156,656        103,616
         --             --             --          3,249             --             --             --             --
       (797)          (197)        (3,875)        (3,173)           (60)           (67)          (227)          (235)
    (73,061)        (8,514)    (2,326,015)      (478,871)       (32,205)            --        (41,774)       (21,979)

   (474,958)       (88,084)    (1,300,398)    (1,726,206)        (2,439)       (13,525)       (63,679)       (39,936)
         --             --             --         (3,249)            --             --             --             --
         24             --       (217,332)        60,713             --             --        (41,532)        (3,202)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


  6,150,708      1,902,377      7,928,607        984,930        (33,953)       (13,592)        17,372         41,889
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

  6,158,035      1,971,572      8,083,775      1,474,762        (18,261)         3,080         83,134        119,635



  2,144,238        172,666     16,166,821     14,692,059        296,223        293,143        619,563        499,928
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$ 8,302,273    $ 2,144,238    $24,250,596    $16,166,821    $   277,962    $   296,223    $   702,697    $   619,563
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                    PUTNAM VT
                                                    SMALL CAP
                                                   VALUE FUND -                  ALL CAP FUND -                INVESTORS FUND -
                                                 CLASS IB SHARES                    CLASS I                        CLASS I
                                            --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $   (79,054)   $   (42,424)   $   (45,454)   $   (60,703)   $   (14,887)   $      (873)
  Realized gain (loss) ..................       397,083         85,496        215,082         87,234         97,327         41,407
  Change in unrealized gain (loss)
    on investments ......................       (21,995)       806,875        (24,896)       380,976        102,483        268,733
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       296,034        849,947        144,732        407,507        184,923        309,267
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       917,116        506,766        244,988        406,144        121,252        144,307
  Participant transfers from other
    funding options .....................       592,459        539,762         66,821        392,197        112,433        288,010
  Growth rate intra-fund transfers in ...       244,210             --          5,653             --             --         80,363
  Administrative charges ................        (1,042)          (800)        (1,734)        (2,022)          (766)          (991)
  Contract surrenders ...................      (177,304)       (99,182)      (327,205)      (289,893)      (169,894)       (93,380)
  Participant transfers to other
    funding options .....................      (313,902)      (266,977)      (822,941)      (143,557)      (235,997)      (230,199)
  Growth rate intra-fund transfers out ..      (244,210)            --         (5,653)            --             --        (80,363)
  Other receipts/(payments) .............       (50,035)            69        (10,482)       (92,669)       (60,303)       (21,889)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       967,292        679,638       (850,553)       270,200       (233,275)        85,858
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets     1,263,326      1,529,585       (705,821)       677,707        (48,352)       395,125


NET ASSETS:
    Beginning of year ...................     4,706,562      3,176,977      6,721,285      6,043,578      3,903,394      3,508,269
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $ 5,969,888    $ 4,706,562    $ 6,015,464    $ 6,721,285    $ 3,855,042    $ 3,903,394
                                            ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

          LARGE CAP                     SMALL CAP                  EAFE(R) EQUITY                  SMALL CAP
        GROWTH FUND -                 GROWTH FUND -                INDEX FUND -                  INDEX FUND -
           CLASS I                       CLASS I                  CLASS A SHARES                CLASS A SHARES
--------------------------    --------------------------    --------------------------    --------------------------
    2005           2004           2005           2004           2005           2004           2005           2004
    ----           ----           ----           ----           ----           ----           ----           ----
$   (11,396)   $   (11,236)   $   (39,477)   $   (26,151)   $     4,229    $     2,851    $    (4,762)   $    (6,722)
     29,586          7,194        218,922         27,436         45,307          2,714         40,624         32,510

      9,448        (11,358)       (85,197)       250,819        (48,311)        38,928        (20,900)        78,973
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     27,638        (15,400)        94,248        252,104          1,225         44,493         14,962        104,761
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


         --             --        245,399        329,937              1             --             --             --

      1,282         17,515        176,058        231,711            569             --         13,636         25,000
         --             --         35,187             --             --             --             --             --
       (141)          (109)          (383)          (234)            --            (57)          (121)          (144)
    (52,091)        (8,252)       (24,614)       (29,924)        (2,087)       (38,219)       (12,199)      (129,054)

   (102,878)       (69,173)       (98,817)      (130,194)      (292,603)       (25,000)       (74,352)            --
         --             --        (35,187)            --             --             --             --             --
         --         (3,957)            --         (2,992)            --             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


   (153,828)       (63,976)       297,643        398,304       (294,120)       (63,276)       (73,036)      (104,198)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

   (126,190)       (79,376)       391,891        650,408       (292,895)       (18,783)       (58,074)           563



    761,464        840,840      2,129,170      1,478,762        292,895        311,678        674,496        673,933
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$   635,274    $   761,464    $ 2,521,061    $ 2,129,170    $        --    $   292,895    $   616,422    $   674,496
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                   SMITH BARNEY                  SMITH BARNEY               MULTIPLE DISCIPLINE
                                                DIVIDEND STRATEGY             PREMIER SELECTIONS            PORTFOLIO - ALL CAP
                                                    PORTFOLIO              ALL CAP GROWTH PORTFOLIO           GROWTH AND VALUE
                                            --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $       104    $      (576)   $    (5,598)   $    (2,700)   $  (281,888)   $   (69,360)
  Realized gain (loss) ..................         3,008            (33)         2,515         11,410        692,919         97,306
  Change in unrealized gain (loss)
    on investments ......................        (8,970)        10,796         16,662          7,938        505,093        568,981
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........        (5,858)        10,187         13,579         16,648        916,124        596,927
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       234,888        169,592         19,905        116,305      5,732,824      5,823,038
  Participant transfers from other
    funding options .....................       286,165         16,230         47,697         65,938      5,513,498      2,995,681
  Growth rate intra-fund transfers in ...            --             --             --             --             --        139,077
  Administrative charges ................          (128)           (40)          (141)           (64)        (4,036)        (1,172)
  Contract surrenders ...................       (90,696)        (8,111)        (5,237)            --       (539,862)       (53,903)
  Participant transfers to other
    funding options .....................       (18,207)            --        (21,224)       (64,300)    (2,786,878)      (299,947)
  Growth rate intra-fund transfers out ..            --             --             --             --             --       (139,076)
  Other receipts/(payments) .............       (27,024)            --             --             --        (13,207)       (22,645)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       384,998        177,671         41,000        117,879      7,902,339      8,441,053
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       379,140        187,858         54,579        134,527      8,818,463      9,037,980


NET ASSETS:
    Beginning of year ...................       322,049        134,191        275,986        141,459     12,300,046      3,262,066
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $   701,189    $   322,049    $   330,565    $   275,986    $21,118,509    $12,300,046
                                            ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

    MULTIPLE DISCIPLINE            MULTIPLE DISCIPLINE
   PORTFOLIO - BALANCED             PORTFOLIO - GLOBAL          MULTIPLE DISCIPLINE
      ALL CAP GROWTH                  ALL CAP GROWTH           PORTFOLIO - LARGE CAP              AIM CAPITAL
         AND VALUE                      AND VALUE                 GROWTH AND VALUE           APPRECIATION PORTFOLIO
--------------------------    --------------------------    --------------------------    --------------------------
    2005           2004           2005           2004           2005           2004           2005           2004
    ----           ----           ----           ----           ----           ----           ----           ----
$   (62,628)   $      (640)   $   (59,962)   $    (5,854)   $   (26,504)   $    (3,474)   $   (26,593)   $   (19,908)
    206,656         44,585        121,162         17,036         64,574         29,339         37,349          6,884

    500,238        178,820        456,078        123,834         60,549         21,842        128,799         84,879
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    644,266        222,765        517,278        135,016         98,619         47,707        139,555         71,855
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


  6,584,231      4,070,832      3,805,736      1,330,001      1,581,089        342,339        577,769         39,274

  6,978,114      2,735,885      3,986,272        707,524      1,318,994        262,979        140,251        288,962
         --             --             --             --             --             --             --             --
     (2,826)          (628)        (1,314)          (159)          (498)          (103)          (264)          (208)
   (311,368)      (607,788)       (75,817)       (19,034)      (140,156)       (51,794)       (61,366)       (34,862)

   (956,885)      (200,059)      (204,012)        (4,615)      (202,110)          (577)      (253,750)       (37,948)
         --             --             --             --             --             --             --             --
    (10,343)        (3,606)      (208,547)            --             --             --        (33,753)            --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


 12,280,923      5,994,636      7,302,318      2,013,717      2,557,319        552,844        368,887        255,218
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

 12,925,189      6,217,401      7,819,596      2,148,733      2,655,938        600,551        508,442        327,073



  7,730,174      1,512,773      2,468,038        319,305      1,083,094        482,543      1,565,069      1,237,996
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$20,655,363    $ 7,730,174    $10,287,634    $ 2,468,038    $ 3,739,032    $ 1,083,094    $ 2,073,511    $ 1,565,069
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                 DISCIPLINED
                                                   CONVERTIBLE                     MID CAP                    EQUITY INCOME
                                               SECURITIES PORTFOLIO            STOCK PORTFOLIO                  PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    22,055    $    14,106    $   (17,668)   $   (12,950)   $  (135,056)   $    (9,267)
  Realized gain (loss) ..................        63,080         17,967         74,434         54,405        202,143        439,174
  Change in unrealized gain (loss)
    on investments ......................      (114,494)        73,731         63,577        109,473        214,968        143,338
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       (29,359)       105,804        120,343        150,928        282,055        573,245
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........           353          1,718          2,635         28,424        909,133        585,666
  Participant transfers from other
    funding options .....................       143,037         61,811        120,720        132,253        972,182        656,156
  Growth rate intra-fund transfers in ...            --             --             --             --          6,084             --
  Administrative charges ................          (306)          (364)          (361)          (367)        (2,047)        (2,041)
  Contract surrenders ...................      (269,721)       (74,187)      (144,561)       (29,238)      (391,396)      (348,332)
  Participant transfers to other
    funding options .....................       (62,624)       (97,301)      (113,710)       (71,402)      (431,239)      (374,389)
  Growth rate intra-fund transfers out ..            --             --             --             --         (6,084)            --
  Other receipts/(payments) .............            --             --             --        (12,420)       (19,535)       (30,488)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (189,261)      (108,323)      (135,277)        47,250      1,037,098        486,572
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets      (218,620)        (2,519)       (14,934)       198,178      1,319,153      1,059,817


NET ASSETS:
    Beginning of year ...................     2,284,482      2,287,001      1,212,960      1,014,782      7,868,189      6,808,372
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $ 2,065,862    $ 2,284,482    $ 1,198,026    $ 1,212,960    $ 9,187,342    $ 7,868,189
                                            ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                               MANAGED ALLOCATION
      FEDERATED HIGH                    FEDERATED                   LARGE CAP                  SERIES: AGGRESSIVE
      YIELD PORTFOLIO                STOCK PORTFOLIO                PORTFOLIO                      PORTFOLIO
--------------------------    --------------------------    --------------------------    --------------------------
    2005           2004           2005           2004           2005           2004           2005           2004
    ----           ----           ----           ----           ----           ----           ----           ----
$   (36,294)   $   157,114    $    (9,716)   $      (364)   $   (22,605)   $    (9,021)   $    (3,179)   $        --
     48,319         32,162         24,255          4,005         16,539          6,867          2,910             --

     20,378         22,808          4,193         56,115        111,683         65,000         21,080             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     32,403        212,084         18,732         59,756        105,617         62,846         20,811             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    138,467          9,990             --             (3)        92,962         45,528        329,127             --

    531,565        495,867          3,995         25,794        112,376         90,868         30,388             --
         --             --             --             --             --             --             --             --
       (572)          (590)          (145)          (185)          (484)          (425)           (33)            --
   (418,770)      (226,654)       (72,284)       (11,109)       (84,727)       (31,818)            --             --

   (993,071)      (487,496)      (113,172)       (46,437)       (41,226)       (54,891)       (48,934)            --
         --             --             --             --             --             --             --             --
    (29,211)       (17,501)            --             --             --             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


   (771,592)      (226,384)      (181,606)       (31,940)        78,901         49,262        310,548             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

   (739,189)       (14,300)      (162,874)        27,816        184,518        112,108        331,359             --



  2,748,508      2,762,808        734,124        706,308      1,324,055      1,211,947             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$ 2,009,319    $ 2,748,508    $   571,250    $   734,124    $ 1,508,573    $ 1,324,055    $   331,359    $        --
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                                   MANAGED
                                                     MANAGED                        MANAGED                  ALLOCATION SERIES:
                                                ALLOCATION SERIES:             ALLOCATION SERIES:           MODERATE-AGGRESSIVE
                                              CONSERVATIVE PORTFOLIO           MODERATE PORTFOLIO                PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $      (808)   $        --    $    (1,548)   $        --    $    (3,515)   $        --
  Realized gain (loss) ..................           747             --          1,898             --          1,205             --
  Change in unrealized gain (loss)
    on investments ......................           116             --         62,498             --         56,074             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........            55             --         62,848             --         53,764             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       152,589             --      1,593,534             --      1,035,134             --
  Participant transfers from other
    funding options .....................           900             --        622,989             --      1,014,704             --
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................            (2)            --            (44)            --            (39)            --
  Contract surrenders ...................          (888)            --         (4,903)            --             --             --
  Participant transfers to other
    funding options .....................            --             --            (84)            --             (4)            --
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............       (90,076)            --             --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        62,523             --      2,211,492             --      2,049,795             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets        62,578             --      2,274,340             --      2,103,559             --


NET ASSETS:
    Beginning of year ...................            --             --             --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $    62,578    $        --    $ 2,274,340    $        --    $ 2,103,559    $        --
                                            ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

           MANAGED
     ALLOCATION SERIES:
    MODERATE-CONSERVATIVE            MERCURY LARGE                  MFS EMERGING                  MFS MID CAP
          PORTFOLIO                CAP CORE PORTFOLIO             GROWTH PORTFOLIO              GROWTH PORTFOLIO
--------------------------    --------------------------    --------------------------    --------------------------
    2005           2004           2005           2004           2005           2004           2005           2004
    ----           ----           ----           ----           ----           ----           ----           ----
$    (1,842)   $        --    $   (16,050)   $    (7,245)   $    (2,195)   $   (12,867)   $   (38,693)   $   (21,029)
        258             --         17,971          1,932        (36,134)       (14,634)        22,944          2,845

     13,523             --         93,479        111,826         10,928        124,407        110,971        181,295
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     11,939             --         95,400        106,513        (27,401)        96,906         95,222        163,111
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    464,150             --        100,616         10,600         30,853         44,103        407,821         17,654

     11,728             --        161,677        191,712         24,021        123,542      1,229,923         74,235
         --             --          3,564             --             --             --             --             --
         (2)            --           (208)          (176)            --           (379)          (806)          (491)
         --             --        (40,761)        (4,376)           (58)       (25,063)       (59,142)       (26,628)

         --             --        (89,781)        (6,729)      (947,123)      (122,124)      (321,172)       (97,938)
         --             --         (3,564)            --             --             --             --             --
         --             --             --        (11,961)            --             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    475,876             --        131,543        179,070       (892,307)        20,079      1,256,624        (33,168)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    487,815             --        226,943        285,583       (919,708)       116,985      1,351,846        129,943



         --             --        889,079        603,496        919,708        802,723      1,461,402      1,331,459
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$   487,815    $        --    $ 1,116,022    $   889,079    $        --    $   919,708    $ 2,813,248    $ 1,461,402
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                                  MONDRIAN
                                                     MFS TOTAL                     MFS VALUE                   INTERNATIONAL
                                                  RETURN PORTFOLIO                 PORTFOLIO                  STOCK PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $   195,821    $   234,651    $     2,263    $     1,620    $   (41,845)   $     4,731
  Realized gain (loss) ..................     1,309,919        554,205        126,236          1,932         14,119          9,544
  Change in unrealized gain (loss)
    on investments ......................    (1,150,895)       668,524        (29,558)         7,508        254,910        118,279
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       354,845      1,457,380         98,941         11,060        227,184        132,554
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........     4,215,331      2,763,926      1,863,086        188,465        999,105        424,549
  Participant transfers from other
    funding options .....................     6,380,818      1,762,552      1,274,833         36,443        814,264        232,979
  Growth rate intra-fund transfers in ...         6,082          3,261             --             --             --             --
  Administrative charges ................        (4,975)        (3,928)          (224)            --           (485)          (306)
  Contract surrenders ...................    (1,257,394)      (591,801)       (19,198)            --        (28,679)       (14,415)
  Participant transfers to other
    funding options .....................    (1,203,907)      (768,105)      (229,790)            --       (177,652)       (68,736)
  Growth rate intra-fund transfers out ..        (6,082)        (3,261)            --             --             --             --
  Other receipts/(payments) .............      (106,893)      (105,996)            --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     8,022,980      3,056,648      2,888,707        224,908      1,606,553        574,071
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets     8,377,825      4,514,028      2,987,648        235,968      1,833,737        706,625


NET ASSETS:
    Beginning of year ...................    18,075,990     13,561,962        235,968             --      1,310,559        603,934
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $26,453,815    $18,075,990    $ 3,223,616    $   235,968    $ 3,144,296    $ 1,310,559
                                            ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

        PIONEER FUND                 PIONEER MID CAP             PIONEER STRATEGIC              STRATEGIC EQUITY
          PORTFOLIO                  VALUE PORTFOLIO              INCOME PORTFOLIO                 PORTFOLIO
--------------------------    --------------------------    --------------------------    --------------------------
    2005           2004           2005           2004           2005           2004           2005           2004
    ----           ----           ----           ----           ----           ----           ----           ----
$    (9,939)   $       512    $      (170)   $        --    $   119,952    $    91,002    $   (27,017)   $    (4,340)
      5,529            (63)           468             --            (24)          (467)        15,472            (51)

     30,684         17,160           (199)            --        (59,035)       (11,745)         9,054        249,423
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     26,274         17,609             99             --         60,893         78,790         (2,491)       245,032
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    154,529        234,206         27,783             --        728,815        617,611         43,686         29,067

    291,759         19,829         23,868             --      2,067,307        512,483         81,775         86,170
         --             --             --             --             --             --             --             --
       (137)           (24)            (2)            --           (427)           (28)          (720)          (812)
    (17,651)            --             --             --        (38,774)        (3,570)      (227,379)       (48,035)

   (108,889)            --             --             --       (124,579)       (15,455)      (228,885)      (276,116)
         --             --             --             --             --             --             --             --
    (10,324)            --             --             --             --             --         (3,128)        (8,403)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    309,287        254,011         51,649             --      2,632,342      1,111,041       (334,651)      (218,129)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    335,561        271,620         51,748             --      2,693,235      1,189,831       (337,142)        26,903



    287,782         16,162             --             --      1,549,816        359,985      3,090,586      3,063,683
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$   623,343    $   287,782    $    51,748    $        --    $ 4,243,051    $ 1,549,816    $ 2,753,444    $ 3,090,586
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                STYLE FOCUS SERIES:           STYLE FOCUS SERIES:
                                                     SMALL CAP                     SMALL CAP                 TRAVELERS MANAGED
                                                  GROWTH PORTFOLIO              VALUE PORTFOLIO               INCOME PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $      (261)   $        --    $       (31)   $        --    $    72,750    $    85,410
  Realized gain (loss) ..................         1,080             --            455             --        (11,333)       (10,573)
  Change in unrealized gain (loss)
    on investments ......................           801             --            553             --        (71,289)       (47,966)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........         1,620             --            977             --         (9,872)        26,871
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        11,503             --          7,429             --        407,962        314,068
  Participant transfers from other
    funding options .....................        50,892             --         39,527             --      1,051,905        859,181
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................            (1)            --             (1)            --           (606)          (461)
  Contract surrenders ...................            --             --             --             --        (80,525)      (107,783)
  Participant transfers to other
    funding options .....................           (26)            --           (108)            --       (340,712)      (311,259)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............            --             --             --             --        (63,656)      (115,684)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        62,368             --         46,847             --        974,368        638,062
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets        63,988             --         47,824             --        964,496        664,933


NET ASSETS:
    Beginning of year ...................            --             --             --             --      2,555,510      1,890,577
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $    63,988    $        --    $    47,824    $        --    $ 3,520,006    $ 2,555,510
                                            ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                 SB ADJUSTABLE
     TRAVELERS QUALITY              U.S. GOVERNMENT                  VAN KAMPEN             RATE INCOME PORTFOLIO -
      BOND PORTFOLIO              SECURITIES PORTFOLIO          ENTERPRISE PORTFOLIO             CLASS I SHARES
--------------------------    --------------------------    --------------------------    --------------------------
    2005           2004           2005           2004           2005           2004           2005           2004
    ----           ----           ----           ----           ----           ----           ----           ----
$   (75,257)   $   175,148    $    (1,807)   $     3,715    $    (2,004)   $    (1,071)   $    39,903    $     1,288
    (35,415)        (3,512)            64              7         (4,411)        (1,817)         1,291            334

    117,710        (62,132)         4,778         (3,890)        13,121          5,293        (31,628)        (2,724)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


      7,038        109,504          3,035           (168)         6,706          2,405          9,566         (1,102)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    240,996         18,671         (2,175)         2,000         62,236             --      1,028,848        308,518

    437,888        478,123         61,158         89,502         21,882          1,887        983,178        394,305
         --             --             --             --             --             --             --             --
     (1,625)        (1,864)           (32)            --            (66)           (54)          (134)           (29)
   (625,351)      (538,713)        (5,831)          (400)        (4,883)        (6,645)       (45,080)      (115,745)

   (879,200)      (779,798)       (34,189)            --           (132)            --       (298,172)       (65,723)
         --             --             --             --             --             --             --             --
    (41,228)      (103,771)            --             --        (50,184)             8        (88,179)            --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


   (868,520)      (927,352)        18,931         91,102         28,853         (4,804)     1,580,461        521,326
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

   (861,482)      (817,848)        21,966         90,934         35,559         (2,399)     1,590,027        520,224



  5,520,679      6,338,527         90,934             --        110,867        113,266        536,038         15,814
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$ 4,659,197    $ 5,520,679    $   112,900    $    90,934    $   146,426    $   110,867    $ 2,126,065    $   536,038
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                   SMITH BARNEY                   SMITH BARNEY                 SMITH BARNEY
                                                    AGGRESSIVE                    HIGH INCOME             INTERNATIONAL ALL CAP
                                                 GROWTH PORTFOLIO                  PORTFOLIO                 GROWTH PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $  (190,979)   $  (105,208)   $   313,340    $   220,044    $      (289)   $      (304)
  Realized gain (loss) ..................        62,723         47,326          3,061          5,732          1,758          1,965
  Change in unrealized gain (loss)
    on investments ......................     1,352,999        669,316       (272,294)        (8,106)        29,297         34,852
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........     1,224,743        611,434         44,107        217,670         30,766         36,513
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........     2,503,004      1,966,651      1,152,938        875,161             60             88
  Participant transfers from other
    funding options .....................     2,395,395      1,049,742      1,259,079        533,717             --        113,309
  Growth rate intra-fund transfers in ...       234,460         72,715             --             --             --             --
  Administrative charges ................        (2,689)        (1,845)          (613)          (443)           (53)           (49)
  Contract surrenders ...................      (452,123)      (125,145)      (305,645)       (41,134)        (7,809)        (5,557)
  Participant transfers to other
    funding options .....................      (525,601)      (111,728)      (557,136)      (302,143)          (130)       (19,697)
  Growth rate intra-fund transfers out ..      (234,460)       (72,718)            --             --             --             --
  Other receipts/(payments) .............       (87,530)       (92,491)       (17,909)            --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     3,830,456      2,685,181      1,530,714      1,065,158         (7,932)        88,094
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets     5,055,199      3,296,615      1,574,821      1,282,828         22,834        124,607


NET ASSETS:
    Beginning of year ...................     8,864,594      5,567,979      3,269,362      1,986,534        312,622        188,015
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $13,919,793    $ 8,864,594    $ 4,844,183    $ 3,269,362    $   335,456    $   312,622
                                            ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

        SMITH BARNEY                  SMITH BARNEY                 SMITH BARNEY                  SMITH BARNEY
          LARGE CAP               LARGE CAPITALIZATION               MID CAP                     MONEY MARKET
       VALUE PORTFOLIO              GROWTH PORTFOLIO              CORE PORTFOLIO                  PORTFOLIO
--------------------------    --------------------------    --------------------------    --------------------------
    2005           2004           2005           2004           2005           2004           2005           2004
    ----           ----           ----           ----           ----           ----           ----           ----
$     1,095    $     4,033    $   (59,473)   $   (35,995)   $   (28,002)   $   (34,363)   $    62,706    $   (22,557)
      4,260        (11,599)        60,893         19,069        259,406         20,984             --             --

     50,656        106,840        174,744         12,351        (40,735)       218,099             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     56,011         99,274        176,164         (4,575)       190,669        204,720         62,706        (22,557)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


         --             --      1,101,253        631,928        312,485        325,517      5,109,228      3,482,393

        254         10,925        558,937        303,389         67,167        234,825      4,803,110        783,985
         --             --             --         60,914             --         31,889             --          3,316
       (378)          (416)          (863)          (732)          (645)          (573)          (903)          (869)
    (48,860)       (67,181)       (60,221)      (127,637)       (41,356)       (70,941)    (1,541,895)       (74,903)

     (2,685)       (47,963)      (659,027)       (28,738)      (131,077)       (75,767)    (6,202,362)    (2,735,248)
         --             --             --        (60,914)            --        (31,889)            --         (3,316)
        452             27        (10,246)            62        (12,623)        (3,257)       (33,865)       (45,105)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    (51,217)      (104,608)       929,833        778,272        193,951        409,804      2,133,313      1,410,253
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

      4,794         (5,334)     1,105,997        773,697        384,620        614,524      2,196,019      1,387,696



  1,200,671      1,206,005      3,508,822      2,735,125      2,651,229      2,036,705      3,951,349      2,563,653
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$ 1,205,465    $ 1,200,671    $ 4,614,819    $ 3,508,822    $ 3,035,849    $ 2,651,229    $ 6,147,368    $ 3,951,349
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                  SOCIAL AWARENESS           COMSTOCK PORTFOLIO -            EMERGING GROWTH
                                                  STOCK PORTFOLIO              CLASS II SHARES          PORTFOLIO - CLASS I SHARES
                                            --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $      (163)   $       139    $    (5,636)   $    (5,449)   $   (10,841)   $   (10,420)
  Realized gain (loss) ..................            56             --         43,328         12,141         (2,260)       (23,469)
  Change in unrealized gain (loss)
    on investments ......................           962            515        (11,435)       110,564         67,355         66,484
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........           855            654         26,257        117,256         54,254         32,595
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        (3,201)        24,000          1,380          1,200         72,520         90,967
  Participant transfers from other
    funding options .....................         6,000          1,000        321,817        229,518         65,079         67,162
  Growth rate intra-fund transfers in ...            --             --             --             --             --         20,817
  Administrative charges ................            (4)            --           (408)          (353)          (282)          (298)
  Contract surrenders ...................          (453)            --        (36,339)       (14,167)       (29,597)        (2,170)
  Participant transfers to other
    funding options .....................            --             --        (26,659)       (56,456)        (7,151)       (60,203)
  Growth rate intra-fund transfers out ..            --             --             --             --             --        (20,821)
  Other receipts/(payments) .............            --             --             --        (12,729)        (2,950)       (19,555)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..         2,342         25,000        259,791        147,013         97,619         75,899
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets         3,197         25,654        286,048        264,269        151,873        108,494


NET ASSETS:
    Beginning of year ...................        25,654             --        931,170        666,901        696,815        588,321
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $    28,851    $    25,654    $ 1,217,218    $   931,170    $   848,688    $   696,815
                                            ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

  ENTERPRISE PORTFOLIO -       SMITH BARNEY SMALL CAP        CONTRAFUND(R) PORTFOLIO -     CONTRAFUND(R) PORTFOLIO -
      CLASS II SHARES       GROWTH OPPORTUNITIES PORTFOLIO        SERVICE CLASS              SERVICE CLASS 2
--------------------------  ------------------------------  --------------------------    --------------------------
    2005           2004           2005           2004         2005           2004           2005           2004
    ----           ----           ----           ----           ----           ----           ----           ----
$      (235)   $      (298)   $   (20,611)   $    (6,609)   $   (85,968)   $   (21,421)   $   (37,656)   $   (31,395)
        806            623        148,347         18,982         26,884         13,625        102,033         66,330

        718            275        (60,592)        55,887        889,111        239,075        328,189        273,216
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


      1,289            600         67,144         68,260        830,027        231,279        392,566        308,151
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     (1,585)            --        600,025        250,409      2,951,563        960,507         13,819         19,182

      2,262          2,738        269,540         57,887      2,472,356        544,438        368,790        224,738
         --             --             --             --          4,465          6,577             --             --
        (22)           (21)          (189)           (97)        (1,009)          (277)        (1,089)        (1,109)
       (115)          (107)        (7,858)       (13,681)      (100,165)       (22,529)      (194,729)      (174,539)

     (4,092)        (5,729)       (33,376)       (19,653)      (166,174)       (73,985)      (162,533)      (228,403)
         --             --             --             --         (4,465)        (6,577)            --             --
         --             --             26             --       (184,985)          (274)            --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     (3,552)        (3,119)       828,168        274,865      4,971,586      1,407,880         24,258       (160,131)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     (2,263)        (2,519)       895,312        343,125      5,801,613      1,639,159        416,824        148,020



     22,159         24,678        688,600        345,475      2,464,777        825,618      2,592,767      2,444,747
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$    19,896    $    22,159    $ 1,583,912    $   688,600    $ 8,266,390    $ 2,464,777    $ 3,009,591    $ 2,592,767
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 For the years ended December 31, 2005 and 2004

                                                  DYNAMIC CAPITAL
                                              APPRECIATION PORTFOLIO -         MID CAP PORTFOLIO -
                                                  SERVICE CLASS 2                SERVICE CLASS 2
                                            --------------------------    --------------------------
                                                 2005           2004           2005           2004
                                                 ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    (4,144)   $    (3,815)   $  (103,673)   $   (31,593)
  Realized gain (loss) ..................         2,854          1,988        104,125         22,630
  Change in unrealized gain (loss)
    on investments ......................        50,118          1,146      1,046,107        505,390
                                            -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........        48,828           (681)     1,046,559        496,427
                                            -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........         1,380             --      2,599,500        838,145
  Participant transfers from other
    funding options .....................         6,827          1,898      2,425,682        618,016
  Growth rate intra-fund transfers in ...            --             --             --             --
  Administrative charges ................           (55)           (64)        (1,116)          (451)
  Contract surrenders ...................        (7,902)        (9,205)      (100,362)       (43,620)
  Participant transfers to other
    funding options .....................        (1,044)          (333)      (419,907)      (101,522)
  Growth rate intra-fund transfers out ..            --             --             --             --
  Other receipts/(payments) .............            --             --             --         (3,435)
                                            -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..          (794)        (7,704)     4,503,797      1,307,133
                                            -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets        48,034         (8,385)     5,550,356      1,803,560


NET ASSETS:
    Beginning of year ...................       257,934        266,319      3,316,686      1,513,126
                                            -----------    -----------    -----------    -----------
    End of year .........................   $   305,968    $   257,934    $ 8,867,042    $ 3,316,686
                                            ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. BUSINESS

On July 1, 2005, MetLife, Inc., a Delaware corporation ("MetLife"), acquired all of the outstanding shares of capital stock of certain indirect subsidiaries held by Citigroup Inc. ("Citigroup") including The Travelers Insurance Company, The Travelers Life and Annuity Company, certain other domestic insurance companies of Citigroup and substantially all of Citigroup's international insurance businesses.

Effective July 1, 2005, a reorganization of mutual funds within two trusts was implemented. As part of the acquisition, MetLife acquired The Travelers Series Trust while Citigroup retained the Travelers Series Fund, Inc. The AIM Capital Appreciation Portfolio, MFS Total Return Portfolio, Pioneer Strategic Income Portfolio, Strategic Equity Portfolio, Travelers Managed Income Portfolio and Van Kampen Enterprise Portfolio were moved from the Travelers Series Fund, Inc. to The Travelers Series Trust. Additionally, the Social Awareness Stock Portfolio was moved from The Travelers Series Trust to the Travelers Series Fund, Inc.

The Travelers Fund BD III for Variable Annuities ("Fund BD III") is a separate account of The Travelers Insurance Company ("The Company"), a wholly owned subsidiary of MetLife, and is available for funding certain variable annuity contracts issued by The Company. Fund BD III, established on March 27, 1997, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The products supported by Fund BD III are Travelers Index Annuity, Travelers Vintage XTRA Annuity, Travelers Life & Annuity Vintage XTRA (Series II) Annuity, Travelers Protected Equity Portfolio and Travelers Portfolio Architect XTRA Annuity.

Participant purchase payments applied to Fund BD III are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2005, the investments comprising Fund BD III were:

     Capital Appreciation Fund, Massachusetts business trust, Affiliate of The
       Company
     High Yield Bond Trust, Massachusetts business trust, Affiliate of The
       Company
     Managed Assets Trust, Massachusetts business trust, Affiliate of The
       Company
     Money Market Portfolio, Massachusetts business trust, Affiliate of The
       Company
     AIM Variable Insurance Funds, Delaware business trust
         AIM V.I. Premier Equity Fund - Series I
     AllianceBernstein Variable Product Series Fund, Inc., Maryland business trust
         AllianceBernstein Growth and Income Portfolio - Class B AllianceBernstein Large-Cap Growth Portfolio - Class B (Formerly
           AllianceBernstein Premier Growth Portfolio - Class B)
     American Funds Insurance Series, Massachusetts business trust
         Global Growth Fund - Class 2 Shares
         Growth Fund - Class 2 Shares
         Growth-Income Fund - Class 2 Shares
     Credit Suisse Trust, Massachusetts business trust
         Credit Suisse Trust Emerging Markets Portfolio
     Delaware VIP Trust, Maryland business trust
         Delaware VIP REIT Series - Standard Class
     Dreyfus Variable Investment Fund, Maryland business trust
         Dreyfus VIF - Appreciation Portfolio - Initial Shares
         Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
     FAM Variable Series Funds, Inc., Maryland business trust
         Mercury Global Allocation V.I. Fund - Class III (Formerly Merrill Lynch
           Global Allocation V.I. Fund - Class III)
         Mercury Value Opportunities V.I. Fund - Class III (Formerly Merrill
           Lynch Value Opportunities V.I. Fund - Class III)
     Franklin Templeton Variable Insurance Products Trust, Massachusetts
       business trust
         Franklin Income Securities Fund - Class II Shares
         Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
           (Formerly Franklin Small Cap Fund - Class 2 Shares)
         Mutual Shares Securities Fund - Class 2 Shares
         Templeton Developing Markets Securities Fund - Class 2 Shares
         Templeton Foreign Securities Fund - Class 2 Shares
         Templeton Growth Securities Fund - Class 2 Shares
     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company
         Appreciation Portfolio
         Diversified Strategic Income Portfolio

     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company (continued)
         Equity Index Portfolio - Class I Shares
         Equity Index Portfolio - Class II Shares
         Fundamental Value Portfolio
         Salomon Brothers Variable Aggressive Growth Fund - Class I Shares Salomon Brothers Variable Growth & Income Fund - Class I Shares
     Janus Aspen Series, Delaware business trust
         Balanced Portfolio - Service Shares
         Global Life Sciences Portfolio - Service Shares
         Global Technology Portfolio - Service Shares
         Mid Cap Growth Portfolio - Service Shares
         Worldwide Growth Portfolio - Service Shares
     Lazard Retirement Series, Inc., Massachusetts business trust
         Lazard Retirement Small Cap Portfolio
     Lord Abbett Series Fund, Inc., Maryland business trust
         Growth and Income Portfolio
         Mid-Cap Value Portfolio
     Oppenheimer Variable Account Funds, Massachusetts business trust
         Oppenheimer Main Street Fund/VA - Service Shares*
     PIMCO Variable Insurance Trust, Massachusetts business trust
         Real Return Portfolio - Administrative Class
         Total Return Portfolio - Administrative Class
     Putnam Variable Trust, Massachusetts business trust
         Putnam VT Discovery Growth Fund - Class IB Shares
         Putnam VT International Equity Fund - Class IB Shares
         Putnam VT Small Cap Value Fund - Class IB Shares
     Salomon Brothers Variable Series Funds Inc., Maryland business trust
         All Cap Fund - Class I
         Investors Fund - Class I
         Large Cap Growth Fund - Class I
         Small Cap Growth Fund - Class I
     Scudder Investments VIT Funds, Massachusetts business trust
         Small Cap Index Fund - Class A Shares
     Smith Barney Investment Series, Massachusetts business trust
         Smith Barney Dividend Strategy Portfolio
         Smith Barney Premier Selections All Cap Growth Portfolio
     Smith Barney Multiple Discipline Trust, Massachusetts business trust
         Multiple Discipline Portfolio - All Cap Growth and Value
         Multiple Discipline Portfolio - Balanced All Cap Growth and Value Multiple Discipline Portfolio - Global All Cap Growth and Value Multiple Discipline Portfolio - Large Cap Growth and Value
     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company
         AIM Capital Appreciation Portfolio
         Convertible Securities Portfolio
         Disciplined Mid Cap Stock Portfolio
         Equity Income Portfolio
         Federated High Yield Portfolio
         Federated Stock Portfolio
         Large Cap Portfolio
         Managed Allocation Series: Aggressive Portfolio
         Managed Allocation Series: Conservative Portfolio
         Managed Allocation Series: Moderate Portfolio
         Managed Allocation Series: Moderate-Aggressive Portfolio

     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company (continued)
         Managed Allocation Series: Moderate-Conservative Portfolio
         Mercury Large Cap Core Portfolio (Formerly Merrill Lynch Large Cap Core
           Portfolio)
         MFS Mid Cap Growth Portfolio
         MFS Total Return Portfolio
         MFS Value Portfolio
         Mondrian International Stock Portfolio (Formerly Lazard International
           Stock Portfolio)
         Pioneer Fund Portfolio
         Pioneer Mid Cap Value Portfolio
         Pioneer Strategic Income Portfolio
         Strategic Equity Portfolio
         Style Focus Series: Small Cap Growth Portfolio
         Style Focus Series: Small Cap Value Portfolio
         Travelers Managed Income Portfolio
         Travelers Quality Bond Portfolio
         U.S. Government Securities Portfolio
         Van Kampen Enterprise Portfolio
     Travelers Series Fund Inc., Maryland business trust
         SB Adjustable Rate Income Portfolio - Class I Shares
         Smith Barney Aggressive Growth Portfolio
         Smith Barney High Income Portfolio
         Smith Barney International All Cap Growth Portfolio
         Smith Barney Large Cap Value Portfolio
         Smith Barney Large Capitalization Growth Portfolio
         Smith Barney Mid Cap Core Portfolio
         Smith Barney Money Market Portfolio
         Social Awareness Stock Portfolio
     Van Kampen Life Investment Trust, Delaware business trust
         Comstock Portfolio - Class II Shares
         Emerging Growth Portfolio - Class I Shares
         Enterprise Portfolio - Class II Shares
     Variable Annuity Portfolios, Massachusetts business trust
         Smith Barney Small Cap Growth Opportunities Portfolio
     Variable Insurance Products Fund, Massachusetts business trust
         Contrafund(R) Portfolio - Service Class
         Contrafund(R) Portfolio - Service Class 2
         Dynamic Capital Appreciation Portfolio - Service Class 2
         Mid Cap Portfolio - Service Class 2

New Funds in 2005 included above:

Franklin Income Securities Fund - Class II Shares                 Franklin Templeton Variable Insurance Products        5/2/2005
                                                                    Trust
Managed Allocation Series: Aggressive Portfolio                   The Travelers Series Trust
Managed Allocation Series: Conservative Portfolio                 The Travelers Series Trust                            5/2/2005
Managed Allocation Series: Moderate Portfolio                     The Travelers Series Trust                            5/2/2005
Managed Allocation Series: Moderate-Aggressive Portfolio          The Travelers Series Trust                            5/2/2005
Managed Allocation Series: Moderate-Conservative Portfolio        The Travelers Series Trust                            5/2/2005
Pioneer Mid Cap Value Portfolio                                   The Travelers Series Trust                            5/2/2005
Style Focus Series: Small Cap Growth Portfolio                    The Travelers Series Trust                            5/2/2005
Style Focus Series: Small Cap Value Portfolio                     The Travelers Series Trust                            5/2/2005

Not all funds may be available in all states or to all contract owners.

This report is prepared for the general information of contract owners and is not an offer of units of Fund BD III or shares of Fund BD III's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for Fund BD III product(s) offered by The Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by Fund BD III in the preparation of its financial statements.

Investments are valued daily at the net asset values per share of the underlying funds. Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions are recorded on the ex-distribution date.

Included in "other receipts/(payments)" in the Statement of Changes in Net Assets are primarily contract benefits which have been re-deposited with The Company and distributions for payouts.

The operations of Fund BD III form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the earnings of Fund BD III. Fund BD III is not taxed as a "regulated investment company" under Subchapter M of the Code.

In 2001, Fund BD III adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation unit values:

      -     Mortality and Expense Risks assumed by The Company (M&E)
      -     Administrative fees paid for administrative expenses (ADM)
      -     Enhanced  Stepped-up  Provision,  if elected by the  contract  owner
            (ESP)
      - Guaranteed Minimum Withdrawal Benefit, if elected by the contract owner (GMWB)
      - Guaranteed Minimum Accumulations Benefit, if elected by the contract owner (GMAB)
      -     Principal Protection Fees, if elected by the contract owner (PP)

The table below displays separate account charges with their associated products offered in this Separate Account for each funding option. The table displays Standard (S), Enhanced (E), Annual Step-Up (SU), and Roll-up (R) Death Benefit (Dth Ben) designations:

------------------------------------------------------------------------------
SEPARATE ACCOUNT                               BD III
------------------------------------------------------------------------------



                                         Dth
      Separate Account Charge (1)        Ben   Product
------------------------------------------------------------------------------
Separate Account Charge 1.40%             S    Index Annuity
                                          S    Portfolio Architect XTRA
                                          S    Vintage XTRA

Separate Account Charge 1.55%             S    Vintage XTRA (Series II)

Separate Account Charge 1.60% (A)         S    Portfolio Architect XTRA
                                          S    Vintage XTRA
Separate Account Charge 1.60% (B)         E    Index Annuity
                                          E    Portfolio Architect XTRA
                                          E    Vintage XTRA

Separate Account Charge 1.65%             SU   Vintage XTRA (Series II)
                                          S    Portfolio Architect XTRA
                                          S    Vintage XTRA

Separate Account Charge 1.70%             S    Vintage XTRA (Series II)

Separate Account Charge 1.80% (A)         S    Portfolio Architect XTRA
                                          S    Vintage XTRA

Separate Account Charge 1.80% (B)         E    Portfolio Architect XTRA
                                          E    Vintage XTRA
                                          S    Vintage XTRA (Series II)
                                          SU   Vintage XTRA (Series II)

Separate Account Charge 1.85%             R    Vintage XTRA (Series II)
                                          S    Portfolio Architect XTRA
                                          S    Vintage XTRA
                                          E    Portfolio Architect XTRA
                                          E    Vintage XTRA

Separate Account Charge 1.90%             SU   Vintage XTRA (Series II)
                                          S    Portfolio Architect XTRA
                                          S    Vintage XTRA

Separate Account Charge 1.95%             S    Vintage XTRA (Series II)
                                          S    Vintage XTRA (Series II)
------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                       Asset-based Charges
                                         -----------------------------------------------------------------------------------
                                                               Optional Features
                                                              --------------------------------------------------------------   Total
      Separate Account Charge (1)          M&E        ADM        ESP      GMWB I    GMWB II    GMWB III     GMAB      PP (2)  Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 1.40%             1.25%      0.15%                                                                    1.40%
                                          1.25%      0.15%                                                                    1.40%
                                          1.25%      0.15%                                                                    1.40%

Separate Account Charge 1.55%             1.40%      0.15%                                                                    1.55%

Separate Account Charge 1.60% (A)         1.25%      0.15%      0.20%                                                         1.60%
                                          1.25%      0.15%      0.20%                                                         1.60%
Separate Account Charge 1.60% (B)         1.45%      0.15%                                                                    1.60%
                                          1.45%      0.15%                                                                    1.60%
                                          1.45%      0.15%                                                                    1.60%

Separate Account Charge 1.65%             1.50%      0.15%                                                                    1.65%
                                          1.25%      0.15%                                      0.25%                         1.65%
                                          1.25%      0.15%                                      0.25%                         1.65%

Separate Account Charge 1.70%             1.40%      0.15%      0.15%                                                         1.70%

Separate Account Charge 1.80% (A)         1.25%      0.15%                 0.40%                                              1.80%
                                          1.25%      0.15%                 0.40%                                              1.80%

Separate Account Charge 1.80% (B)         1.45%      0.15%      0.20%                                                         1.80%
                                          1.45%      0.15%      0.20%                                                         1.80%
                                          1.40%      0.15%                                      0.25%                         1.80%
                                          1.50%      0.15%      0.15%                                                         1.80%

Separate Account Charge 1.85%             1.70%      0.15%                                                                    1.85%
                                          1.25%      0.15%      0.20%                           0.25%                         1.85%
                                          1.25%      0.15%      0.20%                           0.25%                         1.85%
                                          1.45%      0.15%                                      0.25%                         1.85%
                                          1.45%      0.15%                                      0.25%                         1.85%

Separate Account Charge 1.90%             1.50%      0.15%                                      0.25%                         1.90%
                                          1.25%      0.15%                           0.50%                                    1.90%
                                          1.25%      0.15%                           0.50%                                    1.90%

Separate Account Charge 1.95%             1.40%      0.15%                 0.40%                                              1.95%
                                          1.40%      0.15%      0.15%                           0.25%                         1.95%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
SEPARATE ACCOUNT                               BD III
------------------------------------------------------------------------------



                                         Dth
      Separate Account Charge (1)        Ben   Product
------------------------------------------------------------------------------
Separate Account Charge 2.00% (A)          S   Portfolio Architect XTRA
                                           S   Vintage XTRA
Separate Account Charge 2.00% (B)          E   Portfolio Architect XTRA
                                           E   Vintage XTRA
                                           R   Vintage XTRA (Series II)

Separate Account Charge 2.05%              S   Vintage XTRA (Series II)
                                           S   Vintage XTRA (Series II)
                                          SU   Vintage XTRA (Series II)
                                          SU   Vintage XTRA (Series II)
                                           E   Portfolio Architect XTRA
                                           E   Vintage XTRA

Separate Account Charge 2.10%              S   Vintage XTRA (Series II)
                                           R   Vintage XTRA (Series II)
                                           S   Portfolio Architect XTRA
                                           S   Vintage XTRA
                                           E   Portfolio Architect XTRA
                                           E   Vintage XTRA

Separate Account Charge 2.15% (B)         SU   Vintage XTRA (Series II)
                                          SU   Vintage XTRA (Series II)

Separate Account Charge 2.20% (A)          S   Vintage XTRA (Series II)
                                           S   Index Annuity
                                           S   Vintage XTRA (Series II)
                                          SU   Vintage XTRA (Series II)
Separate Account Charge 2.20% (B)          E   Portfolio Architect XTRA
                                           E   Vintage XTRA

Separate Account Charge 2.25% (A)          R   Vintage XTRA (Series II)
                                           S   Index Annuity
Separate Account Charge 2.25% (B)          R   Vintage XTRA (Series II)

Separate Account Charge 2.30% (B)          E   Portfolio Architect XTRA
                                           E   Vintage XTRA
                                          SU   Vintage XTRA (Series II)
                                          SU   Vintage XTRA (Series II)
------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Asset-based Charges
                                         -----------------------------------------------------------------------------------
                                                               Optional Features
                                                              --------------------------------------------------------------  Total
      Separate Account Charge (1)          M&E        ADM        ESP      GMWB I    GMWB II    GMWB III     GMAB     PP (2)  Charge
-----------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 2.00% (A)          1.25%      0.15%      0.20%      0.40%                                              2.00%
                                           1.25%      0.15%      0.20%      0.40%                                              2.00%
Separate Account Charge 2.00% (B)          1.45%      0.15%                 0.40%                                              2.00%
                                           1.45%      0.15%                 0.40%                                              2.00%
                                           1.70%      0.15%      0.15%                                                         2.00%

Separate Account Charge 2.05%              1.40%      0.15%                           0.50%                                    2.05%
                                           1.40%      0.15%                                                  0.50%             2.05%
                                           1.50%      0.15%                 0.40%                                              2.05%
                                           1.50%      0.15%      0.15%                           0.25%                         2.05%
                                           1.45%      0.15%      0.20%                           0.25%                         2.05%
                                           1.45%      0.15%      0.20%                           0.25%                         2.05%

Separate Account Charge 2.10%              1.40%      0.15%      0.15%      0.40%                                              2.10%
                                           1.70%      0.15%                                      0.25%                         2.10%
                                           1.25%      0.15%      0.20%                0.50%                                    2.10%
                                           1.25%      0.15%      0.20%                0.50%                                    2.10%
                                           1.45%      0.15%                           0.50%                                    2.10%
                                           1.45%      0.15%                           0.50%                                    2.10%

Separate Account Charge 2.15% (B)          1.50%      0.15%                           0.50%                                    2.15%
                                           1.50%      0.15%                                                  0.50%             2.15%

Separate Account Charge 2.20% (A)          1.40%      0.15%      0.15%                0.50%                                    2.20%
                                           1.25%      0.15%                                                            0.80%   2.20%
                                           1.40%      0.15%      0.15%                                       0.50%             2.20%
                                           1.50%      0.15%      0.15%      0.40%                                              2.20%
Separate Account Charge 2.20% (B)          1.45%      0.15%      0.20%      0.40%                                              2.20%
                                           1.45%      0.15%      0.20%      0.40%                                              2.20%

Separate Account Charge 2.25% (A)          1.70%      0.15%      0.15%                           0.25%                         2.25%
                                           1.25%      0.15%                                                            0.85%   2.25%
Separate Account Charge 2.25% (B)          1.70%      0.15%                 0.40%                                              2.25%

Separate Account Charge 2.30% (B)          1.45%      0.15%      0.20%                0.50%                                    2.30%
                                           1.45%      0.15%      0.20%                0.50%                                    2.30%
                                           1.50%      0.15%      0.15%                0.50%                                    2.30%
                                           1.50%      0.15%      0.15%                                       0.50%             2.30%
-----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
SEPARATE ACCOUNT                               BD III
------------------------------------------------------------------------------



                                         Dth
      Separate Account Charge (1)        Ben   Product
------------------------------------------------------------------------------
Separate Account Charge 2.35% (A)          S   Index Annuity
                                               Protected Equity Portfolio

Separate Account Charge 2.35% (B)          R   Vintage XTRA (Series II)
                                           R   Vintage XTRA (Series II)

Separate Account Charge 2.40% (A)          S   Index Annuity
                                           R   Vintage XTRA (Series II)
Separate Account Charge 2.40% (C)          E   Index Annuity

Separate Account Charge 2.45%              E   Index Annuity

Separate Account Charge 2.50% (A)          R   Vintage XTRA (Series II)
                                           S   Index Annuity
Separate Account Charge 2.50% (B)          R   Vintage XTRA (Series II)

Separate Account Charge 2.55% (A)          E   Index Annuity
Separate Account Charge 2.55% (B)          S   Index Annuity

Separate Account Charge 2.60%              E   Index Annuity

Separate Account Charge 2.70%              E   Index Annuity

Separate Account Charge 2.75% (A)          E   Index Annuity
Separate Account Charge 2.75% (B)          S   Index Annuity

Separate Account Charge 2.85%              S   Index Annuity

Separate Account Charge 2.90%              S   Index Annuity
Separate Account Charge 2.90%                  Protected Equity Portfolio

Separate Account Charge 2.95%              E   Index Annuity

Separate Account Charge 3.05% (A)          E   Index Annuity
Separate Account Charge 3.05% (B)          S   Index Annuity
------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Asset-based Charges
                                         -----------------------------------------------------------------------------------
                                                               Optional Features
                                                              --------------------------------------------------------------  Total
      Separate Account Charge (1)          M&E        ADM        ESP      GMWB I    GMWB II    GMWB III     GMAB     PP (2)  Charge
-----------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 2.35% (A)          1.25%      0.15%                                                            0.95%   2.35%
                                           1.25%      0.15%                                                            0.95%   2.35%

Separate Account Charge 2.35% (B)          1.70%      0.15%                                                  0.50%             2.35%
                                           1.70%      0.15%                           0.50%                                    2.35%

Separate Account Charge 2.40% (A)          1.25%      0.15%                                                            1.00%   2.40%
                                           1.70%      0.15%      0.15%      0.40%                                              2.40%
Separate Account Charge 2.40% (C)          1.45%      0.15%                                                            0.80%   2.40%

Separate Account Charge 2.45%              1.45%      0.15%                                                            0.85%   2.45%

Separate Account Charge 2.50% (A)          1.70%      0.15%      0.15%                0.50%                                    2.50%
                                           1.25%      0.15%                                                            1.10%   2.50%
Separate Account Charge 2.50% (B)          1.70%      0.15%      0.15%                                       0.50%             2.50%

Separate Account Charge 2.55% (A)          1.45%      0.15%                                                            0.95%   2.55%
Separate Account Charge 2.55% (B)          1.25%      0.15%                                                            1.15%   2.55%

Separate Account Charge 2.60%              1.45%      0.15%                                                            1.00%   2.60%

Separate Account Charge 2.70%              1.45%      0.15%                                                            1.10%   2.70%

Separate Account Charge 2.75% (A)          1.45%      0.15%                                                            1.15%   2.75%
Separate Account Charge 2.75% (B)          1.25%      0.15%                                                            1.35%   2.75%

Separate Account Charge 2.85%              1.25%      0.15%                                                            1.45%   2.85%

Separate Account Charge 2.90%              1.25%      0.15%                                                            1.50%   2.90%
Separate Account Charge 2.90%              1.25%      0.15%                                                            1.50%   2.90%

Separate Account Charge 2.95%              1.45%      0.15%                                                            1.35%   2.95%

Separate Account Charge 3.05% (A)          1.45%      0.15%                                                            1.45%   3.05%
Separate Account Charge 3.05% (B)          1.25%      0.15%                                                            1.65%   3.05%
-----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
SEPARATE ACCOUNT                               BD III
------------------------------------------------------------------------------



                                         Dth
      Separate Account Charge (1)        Ben   Product
------------------------------------------------------------------------------
Separate Account Charge 3.10%              E   Index Annuity

Separate Account Charge 3.20%              S   Index Annuity

Separate Account Charge 3.25%              E   Index Annuity

Separate Account Charge 3.30%              S   Index Annuity

Separate Account Charge 3.40% (A)          S   Index Annuity
Separate Account Charge 3.40% (B)          E   Index Annuity

Separate Account Charge 3.50% (A)          E   Index Annuity
Separate Account Charge 3.50% (B)              Protected Equity Portfolio

Separate Account Charge 3.60%              E   Index Annuity
------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Asset-based Charges
                                         ----------------------------------------------------------------------------------
                                                               Optional Features
                                                              -------------------------------------------------------------   Total
      Separate Account Charge (1)          M&E        ADM        ESP      GMWB I    GMWB II    GMWB III     GMAB    PP (2)   Charge
-----------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 3.10%              1.45%      0.15%                                                           1.50%    3.10%

Separate Account Charge 3.20%              1.25%      0.15%                                                           1.80%    3.20%

Separate Account Charge 3.25%              1.45%      0.15%                                                           1.65%    3.25%

Separate Account Charge 3.30%              1.25%      0.15%                                                           1.90%    3.30%

Separate Account Charge 3.40% (A)          1.25%      0.15%                                                           2.00%    3.40%
Separate Account Charge 3.40% (B)          1.45%      0.15%                                                           1.80%    3.40%

Separate Account Charge 3.50% (A)          1.45%      0.15%                                                           1.90%    3.50%
Separate Account Charge 3.50% (B)          1.25%      0.15%                                                           2.10%    3.50%

Separate Account Charge 3.60%              1.45%      0.15%                                                           2.00%    3.60%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Certain accumulation and annuity unit values may not be available through certain sub-accounts.
(2) The Travelers Index Annuity product offers an optional feature, Principal Protection Guarantee, for an annual insurance charge of up to 2.00%. If this is selected, and money is withdrawn prior to the maturity date, there is no refund of the charge and The Company may deduct an additional Principal Protection Cancellation Charge of up to 4%.

An annual Administrative Charge (prorated for partial periods) is assessed through the redemption of units and paid to The Company to cover contract administrative charges as follows:

--------------------------------------------------------------------------------
Product                               Administrative Charge
--------------------------------------------------------------------------------
Portfolio Architect XTRA              $40 for contract values less than $100,000
Vintage XTRA                          $40 for contract values less than $100,000
Vintage XTRA (Series II)              $40 for contract values less than $100,000
Index Annuity (Std DB)                $30 for contract values less than $50,000
Protected Equity Portfolio            $30 for contract values less than $50,000
--------------------------------------------------------------------------------

No sales charges are deducted from participant Purchase Payments when they are received. However, in the accumulation phase, a withdrawal charge will apply, if the Purchase Payments and any associated Purchase Payment Credits are withdrawn. Likewise, in the annuity phase, if the Variable Liquidity Benefit is selected, there is a surrender charge associated with the amounts withdrawn. These charges are assessed through the redemption of units and are listed directly below:

--------------------------------------------------------------------------------
                                 Withdrawal/Surrender Charges (as a percentage
Product                          of the amount withdrawn)
--------------------------------------------------------------------------------
Portfolio Architect XTRA         Up to 8% decreasing to 0% in years 10 and later
Vintage XTRA                     Up to 8% decreasing to 0% in years 10 and later
Vintage XTRA (Series II)         Up to 8% decreasing to 0% in years 10 and later
Index Annuity (Std DB)           Up to 6% decreasing to 0% in years 9 and later
Protected Equity Portfolio       Up to 9% decreasing to 0% in years 10 and later
--------------------------------------------------------------------------------

For a full explanation of product charges and associated product features and benefits, please refer to your product prospectus.

4. PORTFOLIO MERGERS, SUBSTITUTIONS AND/OR LIQUIDATIONS

Effective  February 25, 2005, The Travelers  Series Trust:  MFS Emerging  Growth
Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio.

Effective July 25, 2005, The Scudder Investment VIT Funds: EAFE Equity Index Fund - Class A Shares was liquidated.

5. STATEMENT OF INVESTMENTS                                                             FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                          ---------------------------------------------------------

INVESTMENTS                                                                  NO. OF          MARKET        COST OF       PROCEEDS
                                                                             SHARES          VALUE        PURCHASES     FROM SALES
                                                                          ------------   ------------   ------------   ------------
CAPITAL APPRECIATION FUND (0.2%)
    Total (Cost $1,289,587)                                                     20,890   $  1,635,294   $    240,522   $    182,721
                                                                          ------------   ------------   ------------   ------------

HIGH YIELD BOND TRUST (0.0%)
    Total (Cost $35,242)                                                         3,593         36,078         23,164         73,048
                                                                          ------------   ------------   ------------   ------------

MANAGED ASSETS TRUST (0.0%)
    Total (Cost $214,955)                                                       13,277        228,356         64,943         23,025
                                                                          ------------   ------------   ------------   ------------

MONEY MARKET PORTFOLIO (0.5%)
    Total (Cost $4,237,159)                                                  4,237,159      4,237,159      1,539,099      1,925,764
                                                                          ------------   ------------   ------------   ------------

AIM VARIABLE INSURANCE FUNDS (0.1%)
  AIM V.I. Premier Equity Fund - Series I
    Total (Cost $1,062,060)                                                     52,399      1,169,543         20,993        183,084
                                                                          ------------   ------------   ------------   ------------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (0.5%)
  AllianceBernstein Growth and Income Portfolio - Class B
    (Cost $1,517,921)                                                           67,507      1,664,040        925,343         40,845
  AllianceBernstein Large-Cap Growth Portfolio - Class B
    (Cost $2,397,479)                                                          101,690      2,698,850        478,873        264,306
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $3,915,400)                                                    169,197      4,362,890      1,404,216        305,151
                                                                          ------------   ------------   ------------   ------------

AMERICAN FUNDS INSURANCE SERIES (9.5%)
  Global Growth Fund - Class 2 Shares (Cost $11,627,172)                       703,510     13,732,516      7,604,930        244,840
  Growth Fund - Class 2 Shares (Cost $28,504,023)                              569,315     33,578,227     18,109,803         73,350
  Growth-Income Fund - Class 2 Shares (Cost $31,737,337)                       904,255     34,470,188     19,569,875        548,739
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $71,868,532)                                                 2,177,080     81,780,931     45,284,608        866,929
                                                                          ------------   ------------   ------------   ------------

CREDIT SUISSE TRUST (0.0%)
  Credit Suisse Trust Emerging Markets Portfolio
    Total (Cost $87,379)                                                        10,789        181,479          1,733          5,637
                                                                          ------------   ------------   ------------   ------------

DELAWARE VIP TRUST (0.4%)
  Delaware VIP REIT Series - Standard Class
    Total (Cost $2,352,085)                                                    163,248      3,064,163        891,307        208,435
                                                                          ------------   ------------   ------------   ------------

DREYFUS VARIABLE INVESTMENT FUND (0.3%)
  Dreyfus VIF - Appreciation Portfolio - Initial Shares (Cost $911,813)         28,295      1,050,030          2,960        203,231
  Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
    (Cost $1,314,524)                                                           40,566      1,783,290         16,307        347,046
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $2,226,337)                                                     68,861      2,833,320         19,267        550,277
                                                                          ------------   ------------   ------------   ------------

FAM VARIABLE SERIES FUNDS, INC. (0.2%)
  Mercury Global Allocation V.I. Fund - Class III (Cost $303,214)               25,862        321,986        234,285         37,937
  Mercury Value Opportunities V.I. Fund - Class III (Cost $2,062,200)          267,852      1,599,079      2,088,594        106,865
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $2,365,414)                                                    293,714      1,921,065      2,322,879        144,802
                                                                          ------------   ------------   ------------   ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (3.1%)
  Franklin Income Securities Fund - Class II Shares (Cost $1,437,419)           93,146      1,427,003      1,449,836         12,287
  Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
    (Cost $1,842,668)                                                          104,534      2,128,316        653,054        255,257
  Mutual Shares Securities Fund - Class 2 Shares (Cost $5,572,710)             348,385      6,330,157      3,706,022        562,778
  Templeton Developing Markets Securities Fund - Class 2 Shares
    (Cost $3,671,519)                                                          406,520      4,431,071      3,234,333        274,898
  Templeton Foreign Securities Fund - Class 2 Shares (Cost $7,416,973)         531,047      8,294,953      5,616,132        316,774
  Templeton Growth Securities Fund - Class 2 Shares (Cost $4,054,145)          318,882      4,403,763      3,299,636        356,538
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $23,995,434)                                                 1,802,514     27,015,263     17,959,013      1,778,532
                                                                          ------------   ------------   ------------   ------------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                                FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                          ---------------------------------------------------------

INVESTMENTS                                                                   NO. OF         MARKET        COST OF       PROCEEDS
                                                                              SHARES         VALUE        PURCHASES     FROM SALES
                                                                          ------------   ------------   ------------   ------------
GREENWICH STREET SERIES FUND (54.2%)
  Appreciation Portfolio (Cost $5,998,591)                                     275,151   $  6,666,908   $  2,350,169   $    213,280
  Diversified Strategic Income Portfolio (Cost $3,280,967)                     353,351      3,183,693      1,013,420        584,997
  Equity Index Portfolio - Class I Shares (Cost $436,420,970)               14,461,538    439,341,538     34,155,739     15,223,531
  Equity Index Portfolio - Class II Shares (Cost $5,807,407)                   214,788      6,529,567      1,769,310      1,236,617
  Fundamental Value Portfolio (Cost $8,284,475)                                427,113      8,811,331      2,542,353        659,285
  Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
    (Cost $291,232)                                                             15,626        364,556         80,739         67,716
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    (Cost $140,564)                                                             33,104        167,839            605        137,779
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $460,224,206)                                               15,780,671    465,065,432     41,912,335     18,123,205
                                                                          ------------   ------------   ------------   ------------

JANUS ASPEN SERIES (0.7%)
  Balanced Portfolio - Service Shares (Cost $2,367,313)                        100,924      2,686,607        121,836        334,750
  Global Life Sciences Portfolio - Service Shares (Cost $552,144)               81,237        718,135         17,575        144,897
  Global Technology Portfolio - Service Shares (Cost $437,683)                 126,060        499,199         47,110        134,727
  Mid Cap Growth Portfolio - Service Shares (Cost $818,930)                     37,452      1,064,005        216,274         66,285
  Worldwide Growth Portfolio - Service Shares (Cost $881,974)                   33,837        939,317         50,030        127,508
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $5,058,044)                                                    379,510      5,907,263        452,825        808,167
                                                                          ------------   ------------   ------------   ------------

LAZARD RETIREMENT SERIES, INC. (0.2%)
  Lazard Retirement Small Cap Portfolio
    Total (Cost $1,534,460)                                                     94,367      1,539,123      1,270,450         23,057
                                                                          ------------   ------------   ------------   ------------

LORD ABBETT SERIES FUND, INC. (1.3%)
  Growth and Income Portfolio (Cost $4,740,616)                                181,659      4,752,204      3,238,389        179,504
  Mid-Cap Value Portfolio (Cost $6,238,483)                                    304,634      6,424,733      4,784,921        246,359
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $10,979,099)                                                   486,293     11,176,937      8,023,310        425,863
                                                                          ------------   ------------   ------------   ------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS (0.0%)
  Oppenheimer Main Street Fund/VA - Service Shares                                  --             --
    Total (Cost $0)                                                                 --             --             25          2,136
                                                                          ------------   ------------   ------------   ------------

PIMCO VARIABLE INSURANCE TRUST (3.8%)
  Real Return Portfolio - Administrative Class (Cost $8,427,014)               654,271      8,302,701      6,566,642        268,400
  Total Return Portfolio - Administrative Class (Cost $24,480,208)           2,368,333     24,251,728     10,984,668      2,301,783
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $32,907,222)                                                 3,022,604     32,554,429     17,551,310      2,570,183
                                                                          ------------   ------------   ------------   ------------

PUTNAM VARIABLE TRUST (0.8%)
  Putnam VT Discovery Growth Fund - Class IB Shares (Cost $220,103)             52,152        277,973            676         38,622
  Putnam VT International Equity Fund - Class IB Shares (Cost $540,429)         43,218        702,727        171,016        154,386
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $4,472,687)           260,365      5,970,165      1,644,602        472,741
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $5,233,219)                                                    355,735      6,950,865      1,816,294        665,749
                                                                          ------------   ------------   ------------   ------------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (1.5%)
  All Cap Fund - Class I (Cost $4,946,290)                                     346,727      6,015,721        443,799      1,335,312
  Investors Fund - Class I (Cost $3,115,744)                                   265,145      3,855,204        327,737        575,738
  Large Cap Growth Fund - Class I (Cost $520,036)                               51,567        635,302          1,401        166,597
  Small Cap Growth Fund - Class I (Cost $2,154,864)                            184,837      2,521,179        573,547        118,708
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $10,736,934)                                                   848,276     13,027,406      1,346,484      2,196,355
                                                                          ------------   ------------   ------------   ------------

SCUDDER INVESTMENTS VIT FUNDS (0.1%)
  EAFE(R) Equity Index Fund - Class A Shares (Cost $0)                              --             --          7,155        297,046
  Small Cap Index Fund - Class A Shares (Cost $450,012)                         42,809        616,446         35,779         95,597
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $450,012)                                                       42,809        616,446         42,934        392,643
                                                                          ------------   ------------   ------------   ------------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                                FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                          ---------------------------------------------------------

INVESTMENTS                                                                  NO. OF          MARKET        COST OF       PROCEEDS
                                                                             SHARES          VALUE        PURCHASES     FROM SALES
                                                                          ------------   ------------   ------------   ------------
SMITH BARNEY INVESTMENT SERIES (0.1%)
  Smith Barney Dividend Strategy Portfolio (Cost $698,911)                      80,694   $    701,229   $    505,490   $    120,350
  Smith Barney Premier Selections All Cap Growth Portfolio
    (Cost $284,311)                                                             25,666        330,583         67,763         32,341
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $983,222)                                                      106,360      1,031,812        573,253        152,691
                                                                          ------------   ------------   ------------   ------------

SMITH BARNEY MULTIPLE DISCIPLINE TRUST (6.5%)
  Multiple Discipline Portfolio - All Cap Growth and Value
    (Cost $19,575,250)                                                       1,385,802     21,119,629     11,599,895      3,563,223
  Multiple Discipline Portfolio - Balanced All Cap Growth and Value
    (Cost $19,848,254)1,535,797                                             20,656,469     13,177,533        777,619
  Multiple Discipline Portfolio - Global All Cap Growth and Value
    (Cost $9,647,766)                                                          636,252     10,288,188      7,640,283        291,848
  Multiple Discipline Portfolio - Large Cap Growth and Value
    (Cost $3,584,766)                                                          255,587      3,739,231      3,022,393        441,400
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $52,656,036)                                                 3,813,438     55,803,517     35,440,104      5,074,090
                                                                          ------------   ------------   ------------   ------------

THE TRAVELERS SERIES TRUST (9.0%)
  AIM Capital Appreciation Portfolio (Cost $1,741,720)                         178,606      2,073,611        695,148        352,753
  Convertible Securities Portfolio (Cost $1,956,485)                           174,342      2,065,947        232,246        362,313
  Disciplined Mid Cap Stock Portfolio (Cost $874,151)                           54,557      1,198,075        124,273        263,548
  Equity Income Portfolio (Cost $7,907,756)                                    519,669      9,187,751      1,702,598        676,782
  Federated High Yield Portfolio (Cost $1,911,184)                             227,308      2,009,401        704,603      1,512,407
  Federated Stock Portfolio (Cost $473,729)                                     32,757        571,274          2,066        193,365
  Large Cap Portfolio (Cost $1,254,822)                                         99,646      1,508,639        192,808        136,446
  Managed Allocation Series: Aggressive Portfolio (Cost $310,297)               29,482        331,377        359,647         51,897
  Managed Allocation Series: Conservative Portfolio (Cost $62,466)               6,052         62,582        159,429         97,595
  Managed Allocation Series: Moderate Portfolio (Cost $2,211,965)              210,598      2,274,463      2,219,548          7,722
  Managed Allocation Series: Moderate-Aggressive Portfolio
    (Cost $2,047,603)                                                          192,645      2,103,678      2,058,438         11,026
  Managed Allocation Series: Moderate-Conservative Portfolio
    (Cost $474,316)                                                             46,110        487,839        477,793          3,535
  Mercury Large Cap Core Portfolio (Cost $914,272)                             110,066      1,116,073        258,127        142,583
  MFS Emerging Growth Portfolio (Cost $0)                                           --             --         51,137        945,640
  MFS Mid Cap Growth Portfolio (Cost $2,554,816)                               347,759      2,813,371      1,618,208        400,154
  MFS Total Return Portfolio (Cost $26,575,846)                              1,609,188     26,455,044     10,845,009      1,383,041
  MFS Value Portfolio (Cost $3,245,834)                                        259,147      3,223,784      3,165,370        152,900
  Mondrian International Stock Portfolio (Cost $2,693,613)                     251,556      3,144,455      1,727,947        163,079
  Pioneer Fund Portfolio (Cost $575,268)                                        48,892        623,377        421,644        122,262
  Pioneer Mid Cap Value Portfolio (Cost $51,950)                                 4,801         51,751         52,163            210
  Pioneer Strategic Income Portfolio (Cost $4,346,105)                         454,797      4,243,256      2,860,898        108,400
  Strategic Equity Portfolio (Cost $2,556,367)                                 154,781      2,753,560        213,963        575,515
  Style Focus Series: Small Cap Growth Portfolio (Cost $63,191)                  5,653         63,992         63,414            230
  Style Focus Series: Small Cap Value Portfolio (Cost $47,274)                   4,274         47,827         47,558            294
  Travelers Managed Income Portfolio (Cost $3,700,924)                         319,146      3,520,176      1,513,320        466,032
  Travelers Quality Bond Portfolio (Cost $4,725,361)                           415,645      4,659,385        623,930      1,567,520
  U.S. Government Securities Portfolio (Cost $112,017)                           8,495        112,904         61,272         44,004
  Van Kampen Enterprise Portfolio (Cost $142,183)                               11,503        146,432         86,740         59,883
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $73,531,515)                                                 5,777,475     76,850,024     32,539,297      9,801,136
                                                                          ------------   ------------   ------------   ------------

TRAVELERS SERIES FUND INC. (4.2%)
  SB Adjustable Rate Income Portfolio - Class I Shares
    (Cost $2,160,547)                                                          213,900      2,126,167      2,015,393        394,927
  Smith Barney Aggressive Growth Portfolio (Cost $11,757,181)                  936,144     13,920,465      4,164,910        524,360
  Smith Barney High Income Portfolio (Cost $5,124,665)                         679,441      4,844,417      2,601,943        757,655
  Smith Barney International All Cap Growth Portfolio (Cost $268,805)           23,459        335,470          4,463         12,670
  Smith Barney Large Cap Value Portfolio (Cost $1,128,221)                      63,750      1,205,515         47,211         97,283
  Smith Barney Large Capitalization Growth Portfolio (Cost $4,028,391)         305,631      4,615,035      1,502,217        631,641
  Smith Barney Mid Cap Core Portfolio (Cost $2,679,547)                        212,604      3,035,986        635,353        249,661
  Smith Barney Money Market Portfolio (Cost $6,147,655)                      6,147,655      6,147,655      9,307,415      7,108,042
  Social Awareness Stock Portfolio (Cost $27,375)                                1,145         28,852          6,183          4,003
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $33,322,387)                                                 8,583,729     36,259,562     20,285,088      9,780,242
                                                                          ------------   ------------   ------------   ------------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                                FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                          ---------------------------------------------------------

INVESTMENTS                                                                  NO. OF         MARKET        COST OF        PROCEEDS
                                                                             SHARES         VALUE        PURCHASES      FROM SALES
                                                                          ------------   ------------   ------------   ------------
VAN KAMPEN LIFE INVESTMENT TRUST (0.2%)
  Comstock Portfolio - Class II Shares (Cost $1,032,072)                        89,177   $  1,217,268   $    358,872   $     72,404
  Emerging Growth Portfolio - Class I Shares (Cost $829,597)                    30,301        848,727        124,227         37,409
  Enterprise Portfolio - Class II Shares (Cost $16,520)                          1,363         19,897          2,307          6,093
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $1,878,189)                                                    120,841      2,085,892        485,406        115,906
                                                                          ------------   ------------   ------------   ------------

VARIABLE ANNUITY PORTFOLIOS (0.2%)
  Smith Barney Small Cap Growth Opportunities Portfolio
    Total (Cost $1,537,113)                                                    146,125      1,583,995        995,825         44,369
                                                                          ------------   ------------   ------------   ------------

VARIABLE INSURANCE PRODUCTS FUND (2.4%)
  Contrafund(R) Portfolio - Service Class (Cost $7,025,458)                    267,275      8,266,810      5,106,968        220,375
  Contrafund(R) Portfolio - Service Class 2 (Cost $2,046,007)                   98,068      3,009,715        341,113        353,892
  Dynamic Capital Appreciation Portfolio - Service Class 2
    (Cost $213,907)                                                             35,662        305,981          8,054         12,980
  Mid Cap Portfolio - Service Class 2 (Cost $6,984,016)                        255,768      8,867,469      4,672,164        207,905
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $16,269,388)                                                   656,773     20,449,975     10,128,299        795,152
                                                                          ------------   ------------   ------------   ------------

6. FINANCIAL HIGHLIGHTS

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------

CAPITAL APPRECIATION FUND                 2005      2,330   0.669 - 1.619      1,635         -       1.40 - 2.15       6.94 - 16.55
                                          2004      2,294   0.575 - 1.395      1,336         -       1.40 - 1.80      17.42 - 17.89
                                          2003      2,691   0.489 - 1.188      1,330      0.05       1.40 - 1.80      21.85 - 23.00
                                          2002      2,524   0.398 - 0.400      1,007      1.57       1.40 - 1.60  (26.16) - (26.06)
                                          2001      2,567   0.539 - 0.541      1,388      0.77       1.40 - 1.60  (27.26) - (27.09)

HIGH YIELD BOND TRUST                     2005         34   1.065 - 1.069         36      0.01       1.40 - 1.60    (0.28) - (0.09)
                                          2004         80   1.068 - 1.070         86      9.28       1.40 - 1.60        6.48 - 7.00

MANAGED ASSETS TRUST                      2005        207   1.100 - 1.104        228      0.02       1.40 - 1.60        2.14 - 2.41
                                          2004        166   1.077 - 1.078        179      7.89       1.40 - 1.60        7.06 - 7.80

MONEY MARKET PORTFOLIO                    2005      3,680   0.986 - 1.162      4,244      2.84       1.40 - 2.00        0.82 - 1.40
                                          2004      4,070   0.978 - 1.146      4,628      0.98       1.40 - 2.00    (0.91) - (0.35)
                                          2003      5,706   0.987 - 1.150      6,520      0.79       1.40 - 2.00    (0.79) - (0.60)
                                          2002      9,391   1.145 - 1.157     10,805      1.37       1.40 - 1.60    (0.26) - (0.09)
                                          2001      9,321   1.148 - 1.158     10,739      2.58       1.40 - 1.60        0.88 - 2.39
AIM VARIABLE INSURANCE FUNDS
  AIM V.I. Premier Equity Fund -
    Series I                              2005      1,441   0.808 - 0.816      1,169      0.81       1.40 - 1.60        3.99 - 4.21
                                          2004      1,638   0.777 - 0.783      1,278      0.45       1.40 - 1.60        4.02 - 4.26
                                          2003      1,750   0.747 - 0.751      1,310      0.29       1.40 - 1.60      23.06 - 23.32
                                          2002      1,888   0.607 - 0.609      1,147      0.49       1.40 - 1.60  (31.33) - (31.19)
                                          2001        650   0.884 - 0.885        575      0.35       1.40 - 1.60  (11.60) - (10.70)
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
  AllianceBernstein Growth and Income     2005      1,379   1.108 - 1.399      1,664      1.10       1.40 - 2.40        2.06 - 4.73
    Portfolio - Class B
                                          2004        606   1.115 - 1.362        725      0.56       1.40 - 2.40        0.52 - 9.74
                                          2003        231   1.020 - 1.247        240      0.82       1.40 - 2.25       0.27 - 30.33
                                          2002         55   0.786 - 0.788         43      0.13       1.40 - 1.80     (21.40) - 7.80
  AllianceBernstein Large-Cap Growth      2005      3,138   0.747 - 1.378      2,699         -       1.40 - 2.25      12.27 - 20.18
    Portfolio - Class B
                                          2004      2,997   0.661 - 1.222      2,090         -       1.40 - 2.25       5.95 - 15.66
                                          2003      3,120   0.620 - 1.148      1,966         -       1.40 - 2.25       0.18 - 21.60
                                          2002      2,924   0.511 - 0.514      1,497         -       1.40 - 1.60  (31.87) - (31.74)
                                          2001      2,022   0.750 - 0.753      1,520         -       1.40 - 1.60  (18.74) - (18.59)
AMERICAN FUNDS INSURANCE SERIES
  Global Growth Fund - Class 2 Shares     2005     10,069   1.120 - 1.634     13,732      0.62       1.40 - 2.50       9.59 - 16.59
                                          2004      4,097   1.087 - 1.458      4,951      0.38       1.40 - 2.40       9.68 - 13.07
                                          2003      2,103   0.980 - 1.308      2,093      0.42       1.40 - 2.25       0.25 - 33.47
                                          2002      1,918   0.736 - 0.741      1,415      0.93       1.40 - 1.60  (16.08) - (15.80)
                                          2001      1,311   0.877 - 0.880      1,151      0.45       1.40 - 1.60  (15.59) - (15.47)

  Growth Fund - Class 2 Shares            2005     24,455   1.147 - 1.628     33,577      0.86       1.40 - 2.50       8.54 - 18.49
                                          2004      9,895   1.078 - 1.426     11,743      0.24       1.40 - 2.40       4.90 - 11.99
                                          2003      4,171   0.981 - 1.291      4,119      0.12       1.40 - 2.05       3.33 - 34.92
                                          2002      3,190   0.728 - 0.733      2,329      0.03       1.40 - 1.60  (25.71) - (25.51)
                                          2001      1,956   0.980 - 0.984      1,919      0.33       1.40 - 1.60  (19.47) - (19.34)

  Growth-Income Fund - Class 2 Shares     2005     26,875   1.042 - 1.424     34,468      1.68       1.40 - 2.50        3.32 - 9.88
                                          2004     11,248   1.066 - 1.370     14,077      1.28       1.40 - 2.40       3.95 - 10.32
                                          2003      4,399   1.147 - 1.263      5,108      1.22       1.40 - 2.05       5.33 - 30.54
                                          2002      2,992   0.885 - 0.894      2,662      1.22       1.40 - 1.80  (19.84) - (19.46)
                                          2001      1,559   1.104 - 1.110      1,725      0.90       1.40 - 1.80      (5.45) - 2.03

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
CREDIT SUISSE TRUST
  Credit Suisse Trust Emerging Markets
    Portfolio                             2005        143   1.259 - 1.273        181      0.73       1.40 - 1.60      25.90 - 26.16
                                          2004        146   1.000 - 1.009        147      0.29       1.40 - 1.60      23.00 - 23.20
                                          2003        139   0.813 - 0.819        114         -       1.40 - 1.60      40.66 - 40.96
                                          2002         75   0.578 - 0.581         44      0.13       1.40 - 1.60  (12.95) - (12.89)
                                          2001        282   0.664 - 0.667        188         -       1.40 - 1.60  (13.38) - (11.11)
DELAWARE VIP TRUST
  Delaware VIP REIT Series - Standard
    Class                                 2005      1,416   1.087 - 2.347      3,064      1.76       1.40 - 2.40      (4.40) - 7.22
                                          2004      1,080   1.708 - 2.221      2,387      1.95       1.40 - 1.80      29.10 - 29.58
                                          2003      1,010   1.323 - 1.714      1,725      2.16       1.40 - 1.80       4.01 - 32.15
                                          2002        719   1.290 - 1.297        931      1.76       1.40 - 1.60        2.87 - 3.10
                                          2001        236   1.254 - 1.258        296      0.32       1.40 - 1.60        7.09 - 7.25
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus VIF - Appreciation Portfolio -  2005      1,154   0.904 - 1.215      1,050      0.02       1.40 - 2.00        2.36 - 2.93
    Initial Shares
                                          2004      1,355   0.880 - 1.187      1,198      1.56       1.40 - 2.00        2.95 - 3.62
                                          2003      1,498   0.851 - 1.153      1,280      1.74       1.40 - 2.00      12.38 - 19.53
                                          2002        970   0.713 - 0.717        694      1.94       1.40 - 1.60  (18.05) - (17.87)
                                          2001        297   0.870 - 0.873        259      1.67       1.40 - 1.60  (10.77) - (10.64)
  Dreyfus VIF - Developing Leaders        2005      1,574   1.120 - 1.435      1,783         -       1.40 - 2.00        3.78 - 4.33
    Portfolio - Initial Shares
                                          2004      1,851   1.076 - 1.381      2,010      0.20       1.40 - 2.00        9.13 - 9.81
                                          2003      1,952   0.982 - 1.263      1,932      0.03       1.40 - 2.00      12.77 - 29.79
                                          2002      1,644   0.758 - 0.762      1,251      0.05       1.40 - 1.60  (20.38) - (20.21)
                                          2001        731   0.952 - 0.955        698      0.59       1.40 - 1.60    (7.57) - (4.21)
FAM VARIABLE SERIES FUNDS, INC.
  Mercury Global Allocation V.I. Fund -   2005        249   1.206 - 1.315        322      3.44       1.40 - 2.40       3.17 - 10.54
    Class III
                                          2004         91   1.201 - 1.210        110      8.27       1.40 - 2.05       9.86 - 12.66
                                          2003          1           1.074          1      2.93              1.40               7.40
  Mercury Value Opportunities V.I. Fund   2005      1,234   1.204 - 1.312      1,599      1.22       1.40 - 2.40     (2.18) - 12.17
    - Class III
                                          2004         55   1.195 - 1.208         66         -       1.40 - 2.40       6.17 - 19.07
                                          2003          1           1.068          1      0.14              1.40               6.80
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Income Securities Fund -       2005      1,360   1.046 - 1.051      1,427      0.20       1.55 - 2.35      (2.70) - 5.10
    Class II Shares
  Franklin Small-Mid Cap Growth           2005      1,900   0.853 - 1.472      2,128         -       1.40 - 2.50       2.31 - 14.55
    Securities Fund - Class 2 Shares
                                          2004      1,588   0.835 - 1.430      1,611         -       1.40 - 2.40       1.43 - 13.07
                                          2003        925   0.761 - 1.306        743         -       1.40 - 2.05       1.70 - 35.45
                                          2002        918   0.564 - 0.567        518      0.27       1.40 - 1.60  (29.76) - (29.74)
                                          2001        581   0.803 - 0.807        467      0.15       1.40 - 1.60   (16.61) - (9.22)

  Mutual Shares Securities Fund -
    Class 2 Shares                        2005      4,802   1.188 - 1.468      6,330      0.88       1.40 - 2.40       1.83 - 10.35
                                          2004      2,266   1.146 - 1.352      2,713      0.71       1.40 - 2.40       4.95 - 11.03
                                          2003        978   1.036 - 1.222      1,027      0.78       1.40 - 2.05       0.81 - 23.43
                                          2002        158   0.842 - 0.845        133      0.06       1.40 - 1.80     (15.80) - 0.84

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST (CONTINUED)
  Templeton Developing Markets
    Securities Fund - Class 2 Shares      2005      2,266   1.211 - 2.238      4,431      1.23       1.40 - 2.50      10.02 - 25.66
                                          2004        486   1.536 - 1.781        783      1.71       1.40 - 2.40       3.05 - 25.86
                                          2003         26   1.265 - 1.448         36      0.11       1.40 - 1.65       8.30 - 44.80
  Templeton Foreign Securities Fund -
    Class 2 Shares                        2005      5,953   1.075 - 1.618      8,295      1.09       1.40 - 2.50       5.39 - 12.00
                                          2004      1,881   1.071 - 1.495      2,395      0.95       1.40 - 2.40       2.49 - 16.85
                                          2003        550   0.918 - 1.284        517      1.69       1.40 - 2.00       6.23 - 30.42
                                          2002        376   0.706 - 0.710        266      1.66       1.40 - 1.60  (19.86) - (19.68)
                                          2001        145   0.881 - 0.884        128      2.86       1.40 - 1.60  (17.28) - (13.16)
  Templeton Growth Securities Fund -
    Class 2 Shares                        2005      3,221   1.065 - 1.535      4,404      1.10       1.40 - 2.35        6.23 - 9.16
                                          2004        925   1.121 - 1.438      1,178      0.62       1.40 - 2.25       8.59 - 14.34
                                          2003        220   1.025 - 1.265        228      1.64       1.40 - 2.00      18.45 - 33.51
                                          2002          4   0.790 - 0.792          3      1.30       1.40 - 1.80  (21.00) - (14.19)
GREENWICH STREET SERIES FUND
  Appreciation Portfolio                  2005      5,814   1.016 - 1.308      6,667      0.96       1.40 - 2.40      (0.78) - 3.25
                                          2004      3,942   1.022 - 1.277      4,307      1.40       1.40 - 2.40        3.76 - 7.94
                                          2003      2,587   0.962 - 1.195      2,516      0.76       1.40 - 2.05       1.63 - 22.94
                                          2002      1,876   0.784 - 0.789      1,475      1.77       1.40 - 1.60  (18.84) - (18.74)
                                          2001        887   0.966 - 0.971        859      1.05       1.40 - 1.60    (6.99) - (5.57)

  Diversified Strategic Income Portfolio  2005      2,726   1.102 - 1.249      3,184      5.52       1.40 - 2.40        0.18 - 1.13
                                          2004      2,430   1.100 - 1.235      2,850      6.10       1.40 - 2.40        3.09 - 5.29
                                          2003      1,635   1.057 - 1.174      1,895      8.33       1.40 - 2.20       0.00 - 10.23
                                          2002        632   1.058 - 1.065        670     11.34       1.40 - 1.60        3.12 - 3.40
                                          2001        371   1.026 - 1.030        381      7.76       1.40 - 1.60    (0.96) - (0.10)

  Equity Index Portfolio - Class I
    Shares                                2005    429,440   0.809 - 1.381    439,305      1.55       1.40 - 3.60        0.77 - 3.08
                                          2004    410,400   0.796 - 1.368    407,669      1.76       1.40 - 3.60        6.60 - 8.99
                                          2003    370,606   0.740 - 1.282    334,308      1.34       1.40 - 3.60      23.60 - 28.20
                                          2002    359,736   0.594 - 0.942    256,174      2.39       1.40 - 3.60  (24.90) - (23.29)
                                          2001    299,718   0.784 - 1.228    282,924      0.95       1.40 - 3.60   (15.26) - (3.57)

  Equity Index Portfolio - Class II
    Shares                                2005      6,488   0.875 - 1.345      6,529      1.32       1.40 - 2.40        1.81 - 7.37
                                          2004      6,114   0.853 - 1.314      5,800      1.69       1.40 - 2.40        5.49 - 8.86
                                          2003      4,949   0.786 - 1.213      3,922      1.24       1.40 - 2.05       1.52 - 25.91
                                          2002      3,217   0.625 - 0.629      2,016      2.01       1.40 - 1.60  (23.59) - (23.48)
                                          2001      1,936   0.818 - 0.822      1,587      0.62       1.40 - 1.60   (13.20) - (9.81)

  Fundamental Value Portfolio             2005      6,795   1.042 - 1.439      8,811      1.02       1.40 - 2.50      (0.08) - 8.87
                                          2004      5,515   1.233 - 1.398      7,081      0.84       1.40 - 2.40        1.31 - 6.73
                                          2003      3,402   1.169 - 1.315      4,169      0.67       1.40 - 2.05       5.79 - 36.66
                                          2002      2,926   0.897 - 0.903      2,629      1.32       1.40 - 1.60  (22.54) - (22.36)
                                          2001      1,091   1.158 - 1.163      1,266      0.34       1.40 - 1.60    (7.43) - (4.36)
  Salomon Brothers Variable Aggressive
    Growth Fund - Class I Shares          2005        282   1.211 - 1.511        365         -       1.40 - 1.80        7.93 - 8.35
                                          2004        263   1.114 - 1.400        316         -       1.40 - 2.00        6.90 - 7.55
                                          2003        197   1.040 - 1.306        225         -       1.40 - 2.00      10.79 - 38.13
                                          2002         21   0.756 - 0.758         16         -       1.40 - 1.80   (24.40) - (5.60)
  Salomon Brothers Variable Growth &
    Income Fund - Class I Shares          2005        150   1.114 - 1.122        168      0.22       1.40 - 1.60        1.75 - 2.01
                                          2004        271   1.086 - 1.098        296      0.94       1.40 - 1.80        6.47 - 6.91
                                          2003        239   1.020 - 1.027        245      0.80       1.40 - 1.80      27.82 - 28.38
                                          2002         11   0.798 - 0.800          9      1.03       1.40 - 1.80   (20.20) - (1.84)

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
JANUS ASPEN SERIES
  Balanced Portfolio - Service Shares     2005      2,529   1.054 - 1.066      2,686      2.04       1.40 - 1.60        5.93 - 6.18
                                          2004      2,752   0.995 - 1.004      2,757      2.12       1.40 - 1.60        6.53 - 6.70
                                          2003      3,154   0.934 - 0.941      2,960      1.83       1.40 - 1.60      11.99 - 12.16
                                          2002      3,344   0.834 - 0.839      2,800      2.19       1.40 - 1.60    (8.15) - (7.90)
                                          2001      2,298   0.908 - 0.911      2,092      2.36       1.40 - 1.60    (6.49) - (6.28)
  Global Life Sciences Portfolio -
    Service Shares                        2005        719   0.993 - 1.004        718         -       1.40 - 1.60      10.58 - 10.69
                                          2004        842   0.898 - 0.907        760         -       1.40 - 1.60      12.39 - 12.67
                                          2003        953   0.799 - 0.805        764         -       1.40 - 1.60      24.26 - 24.42
                                          2002        834   0.643 - 0.647        538         -       1.40 - 1.60  (30.71) - (30.50)
                                          2001        511   0.928 - 0.931        475         -       1.40 - 1.60     (18.09) - 1.09

  Global Technology Portfolio -
    Service Shares                        2005      1,318   0.377 - 0.381        499         -       1.40 - 1.60       9.91 - 10.12
                                          2004      1,543   0.343 - 0.346        532         -       1.40 - 1.60    (1.15) - (0.86)
                                          2003      1,704   0.347 - 0.349        593         -       1.40 - 1.60      44.21 - 44.58
                                          2002      1,718   0.240 - 0.242        414         -       1.40 - 1.60  (42.03) - (41.69)
                                          2001      1,091   0.414 - 0.415        452      0.38       1.40 - 1.60  (38.30) - (38.24)

  Mid Cap Growth Portfolio -
    Service Shares                        2005      1,449   0.486 - 1.684      1,064         -       1.40 - 2.40       7.05 - 14.18
                                          2004      1,397   0.445 - 1.527        797         -       1.40 - 2.40       1.19 - 24.24
                                          2003      1,228   0.375 - 0.378        461         -       1.40 - 1.60      32.51 - 33.10
                                          2002        942   0.283 - 0.284        267         -       1.40 - 1.60  (29.25) - (29.18)
                                          2001        718   0.400 - 0.401        287         -       1.40 - 1.60   (40.56) - (8.03)

  Worldwide Growth Portfolio -
    Service Shares                        2005      1,609   0.577 - 1.259        939      1.21       1.40 - 2.00        3.45 - 4.10
                                          2004      1,745   0.556 - 1.217        979      0.91       1.40 - 2.00        2.44 - 3.13
                                          2003      1,857   0.540 - 1.188      1,012      0.82       1.40 - 2.00      13.47 - 21.97
                                          2002      1,880   0.444 - 0.446        837      0.63       1.40 - 1.60  (26.85) - (26.77)
                                          2001      1,486   0.607 - 0.609        904      0.31       1.40 - 1.60  (23.84) - (23.68)
LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Small Cap Portfolio   2005      1,129   1.147 - 1.552      1,539         -       1.40 - 2.25        1.50 - 5.91
                                          2004        231   1.320 - 1.513        317         -       1.40 - 2.05       7.09 - 15.69
                                          2003         11   1.334 - 1.336         15         -       1.40 - 1.60      22.72 - 33.60
LORD ABBETT SERIES FUND, INC.
  Growth and Income Portfolio             2005      3,708   1.027 - 1.408      4,752      1.36       1.40 - 2.50      (0.54) - 7.65
                                          2004      1,405   1.253 - 1.382      1,824      1.68       1.40 - 2.40     (0.08) - 12.98
                                          2003        254   1.239 - 1.244        316      1.79       1.40 - 2.00       7.81 - 24.40

  Mid-Cap Value Portfolio                 2005      4,325   1.076 - 1.644      6,424      0.65       1.40 - 2.50       0.75 - 12.57
                                          2004      1,302   1.398 - 1.541      1,869      0.67       1.40 - 2.40      12.08 - 22.30
                                          2003        127   1.156 - 1.260        152      1.81       1.40 - 1.95       6.83 - 26.00

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
PIMCO VARIABLE INSURANCE TRUST
  Real Return Portfolio -
    Administrative Class                  2005      7,458   0.993 - 1.133      8,302      2.98       1.40 - 2.50      (1.39) - 1.36
                                          2004      1,920   1.067 - 1.125      2,144      1.19       1.40 - 2.40        0.19 - 7.35
                                          2003        165   1.042 - 1.048        173      0.68       1.40 - 2.20      (0.57) - 4.80

  Total Return Portfolio -
    Administrative Class                  2005     21,488   1.001 - 1.226     24,251      3.49       1.40 - 2.50      (1.41) - 1.07
                                          2004     13,710   1.045 - 1.213     16,167      1.89       1.40 - 2.40        1.04 - 3.41
                                          2003     12,630   1.025 - 1.173     14,692      2.85       1.40 - 2.05      (1.79) - 3.62
                                          2002     10,391   1.125 - 1.132     11,749      4.03       1.40 - 1.80        1.44 - 7.50
                                          2001      2,212   1.051 - 1.053      2,327      2.74       1.40 - 1.60        5.10 - 5.72
PUTNAM VARIABLE TRUST
  Putnam VT Discovery Growth Fund -
    Class IB Shares                       2005        341   0.810 - 0.817        278         -       1.40 - 1.60        5.61 - 5.69
                                          2004        384   0.767 - 0.773        296         -       1.40 - 1.60        5.94 - 6.18
                                          2003        403   0.724 - 0.728        293         -       1.40 - 1.60      29.75 - 30.00
                                          2002        416   0.558 - 0.560        232         -       1.40 - 1.60  (30.68) - (30.52)
                                          2001        111   0.805 - 0.806         89         -       1.40 - 1.60   (19.50) - (9.23)
  Putnam VT International Equity Fund -
    Class IB Shares                       2005        609   1.108 - 1.579        703      1.44       1.40 - 2.00       9.95 - 10.58
                                          2004        593   1.003 - 1.433        620      1.48       1.40 - 2.00      13.89 - 14.63
                                          2003        546   0.877 - 1.255        500      0.78       1.40 - 2.00       4.51 - 26.72
                                          2002        408   0.694 - 0.696        284      0.68       1.40 - 1.60  (18.93) - (18.79)
                                          2001        340   0.856 - 0.857        291         -       1.40 - 1.60   (14.40) - (8.64)
  Putnam VT Small Cap Value Fund - Class
    IB Shares                             2005      3,660   1.244 - 1.871      5,970      0.16       1.40 - 2.50       2.30 - 12.38
                                          2004      2,954   1.521 - 1.780      4,707      0.34       1.40 - 2.40       2.26 - 24.40
                                          2003      2,459   1.281 - 1.436      3,177      0.30       1.40 - 1.80      13.16 - 47.66
                                          2002      1,787   0.871 - 0.877      1,565      0.15       1.40 - 1.80  (21.25) - (19.39)
                                          2001        438   1.087 - 1.088        477         -       1.40 - 1.60        5.22 - 8.70
SALOMON BROTHERS VARIABLE SERIES
FUNDS INC.
  All Cap Fund - Class I                  2005      4,528   1.255 - 1.425      6,015      0.82       1.40 - 2.40        1.54 - 2.60
                                          2004      5,179   1.236 - 1.395      6,721      0.55       1.40 - 2.40        0.00 - 6.86
                                          2003      4,954   1.209 - 1.311      6,044      0.27       1.40 - 2.00      14.20 - 37.02
                                          2002      4,771   0.885 - 0.894      4,247      0.53       1.40 - 1.80  (26.43) - (26.05)
                                          2001      2,256   1.203 - 1.209      2,721      1.67       1.40 - 1.80      (6.42) - 2.56

  Investors Fund - Class I                2005      3,134   1.127 - 1.413      3,855      1.16       1.40 - 2.40        4.05 - 9.63
                                          2004      3,326   1.153 - 1.351      3,903      1.49       1.40 - 2.40        0.24 - 9.70
                                          2003      3,266   1.064 - 1.246      3,508      1.49       1.40 - 1.80       9.01 - 30.51
                                          2002      3,006   0.818 - 0.826      2,475      1.64       1.40 - 1.80  (24.47) - (24.15)
                                          2001      1,203   1.083 - 1.089      1,306      1.39       1.40 - 1.80      (9.48) - 1.69

  Large Cap Growth Fund - Class I         2005        545   1.164 - 1.173        635      0.02       1.40 - 1.60        3.56 - 3.81
                                          2004        677   1.118 - 1.130        761      0.16       1.40 - 1.80    (1.32) - (0.88)
                                          2003        740   1.133 - 1.140        841      0.04       1.40 - 1.80      38.49 - 42.50
                                          2002         22   0.798 - 0.800         17         -       1.40 - 1.80   (20.20) - (3.50)

  Small Cap Growth Fund - Class I         2005      1,790   1.195 - 1.652      2,521         -       1.40 - 2.40       2.38 - 10.72
                                          2004      1,555   1.357 - 1.604      2,129         -       1.40 - 2.40       2.89 - 21.48
                                          2003      1,231   1.198 - 1.418      1,479         -       1.40 - 1.80       9.75 - 46.78
                                          2002      1,305   0.817 - 0.823      1,069         -       1.40 - 1.60  (35.77) - (35.60)
                                          2001        563   1.272 - 1.278        717         -       1.40 - 1.60      (7.59) - 3.84

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
SCUDDER INVESTMENTS VIT FUNDS
  Small Cap Index Fund - Class A Shares   2005        444   1.368 - 1.391        616      0.67       1.40 - 1.60        2.63 - 2.81
                                          2004        500   1.333 - 1.353        674      0.43       1.40 - 1.60      15.81 - 16.14
                                          2003        580   1.151 - 1.165        674      1.00       1.40 - 1.60      44.24 - 44.36
                                          2002        686   0.798 - 0.807        553      0.74       1.40 - 1.60  (21.92) - (21.65)
                                          2001        620           1.030        639      0.68              1.60               0.59
SMITH BARNEY INVESTMENT SERIES
  Smith Barney Dividend Strategy
    Portfolio                             2005        679   0.789 - 1.149        701      2.05       1.40 - 2.40      (2.52) - 1.64
                                          2004        328   0.804 - 1.176        322      1.52       1.40 - 2.40        0.36 - 6.88
                                          2003        162   0.790 - 1.101        134      0.48       1.40 - 2.05       6.79 - 21.78
                                          2002        152   0.650 - 0.652         99      0.73       1.40 - 1.60  (27.21) - (27.07)
                                          2001         31   0.893 - 0.894         28         -       1.40 - 1.60   (10.70) - (3.56)
  Smith Barney Premier Selections All
    Cap Growth Portfolio                  2005        298   0.901 - 1.223        331      0.13       1.55 - 2.40        3.81 - 5.04
                                          2004        265   0.861 - 1.168        276         -       1.40 - 2.40     (0.17) - 13.57
                                          2003        166   0.851 - 0.855        141         -       1.40 - 1.60      32.14 - 32.35
                                          2002        163   0.644 - 0.646        105      0.06       1.40 - 1.60  (27.88) - (27.74)
                                          2001         42   0.893 - 0.894         37         -       1.40 - 1.60  (12.52) - (10.70)
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
  Multiple Discipline Portfolio - All     2005     17,127   1.046 - 1.502     21,119      0.39       1.40 - 2.40        1.04 - 8.10
    Cap Growth and Value
                                          2004      9,973   1.174 - 1.447     12,300      0.60       1.40 - 2.40       1.03 - 11.58
                                          2003      2,466   1.128 - 1.376      3,262      0.09       1.40 - 2.25       4.93 - 29.69
                                          2002        742           1.061        787         -       1.40 - 1.60        0.86 - 6.10
  Multiple Discipline Portfolio -
    Balanced All Cap Growth and Value     2005     17,926   1.032 - 1.329     20,655      1.54       1.40 - 2.50        1.79 - 6.61
                                          2004      6,788   1.032 - 1.293      7,730      1.81       1.40 - 2.40        0.71 - 7.96
                                          2003      1,238   1.088 - 1.249      1,513      0.61       1.40 - 2.25       3.45 - 20.33
                                          2002         74           1.038         77         -       1.40 - 1.60      (1.70) - 3.80
  Multiple Discipline Portfolio - Global
    All Cap Growth and Value              2005      8,082   1.110 - 1.592     10,288      1.06       1.40 - 2.40        2.02 - 8.48
                                          2004      1,953   1.067 - 1.515      2,468      1.15       1.40 - 2.40        1.43 - 8.68
                                          2003        233   1.241 - 1.394        319      0.19       1.40 - 2.00       7.08 - 29.80
                                          2002        164           1.074        176         -       1.40 - 1.60      (1.47) - 7.40
  Multiple Discipline Portfolio - Large
    Cap Growth and Value                  2005      3,108   1.045 - 1.462      3,739      0.89       1.40 - 2.35        1.16 - 5.31
                                          2004        843   1.033 - 1.432      1,083      1.13       1.40 - 2.35        0.58 - 6.65
                                          2003        356   1.357 - 1.360        483      0.39       1.40 - 1.60      26.94 - 27.22
                                          2002        148           1.069        158         -       1.40 - 1.60      (2.82) - 6.90
THE TRAVELERS SERIES TRUST
  AIM Capital Appreciation Portfolio      2005      1,966   0.914 - 1.372      2,074      0.24       1.40 - 2.35       6.34 - 11.44
                                          2004      1,690   0.862 - 1.285      1,565      0.15       1.40 - 2.25       0.79 - 11.15
                                          2003      1,462   0.823 - 1.228      1,238         -       1.40 - 2.25     (0.09) - 27.43
                                          2002        968   0.646 - 0.649        626         -       1.40 - 1.60  (25.14) - (24.88)
                                          2001        240   0.863 - 0.864        207         -       1.40 - 1.60     (13.70) - 0.00

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Convertible Securities Portfolio        2005      1,743   1.177 - 1.271      2,066      2.53       1.40 - 2.00    (1.64) - (1.08)
                                          2004      1,906   1.192 - 1.289      2,284      2.10       1.40 - 2.00        4.22 - 4.79
                                          2003      1,998   1.139 - 1.235      2,287      3.95       1.40 - 2.00       4.13 - 24.51
                                          2002      1,173   0.917 - 0.922      1,080      8.21       1.40 - 1.60    (8.48) - (8.26)
                                          2001      1,015   1.002 - 1.005      1,019      2.98       1.40 - 1.60    (2.34) - (2.24)

  Disciplined Mid Cap Stock Portfolio     2005        855   1.390 - 1.611      1,198         -       1.40 - 2.00      10.19 - 10.88
                                          2004        959   1.256 - 1.462      1,213      0.29       1.40 - 2.00      14.13 - 14.86
                                          2003        920   1.096 - 1.281      1,015      0.32       1.40 - 2.00      17.63 - 31.90
                                          2002        867   0.833 - 0.837        725      0.67       1.40 - 1.60  (15.69) - (15.54)
                                          2001        437   0.988 - 0.991        432      0.47       1.40 - 1.60      (5.54) - 7.83

  Equity Income Portfolio                 2005      7,276   1.125 - 1.367      9,187         -       1.40 - 2.35        2.14 - 6.74
                                          2004      6,373   1.216 - 1.333      7,868      1.37       1.40 - 2.25       4.69 - 12.20
                                          2003      5,966   1.133 - 1.235      6,808      1.05       1.40 - 2.05       5.00 - 29.38
                                          2002      4,822   0.879 - 0.885      4,257      1.37       1.40 - 1.60  (15.32) - (15.15)
                                          2001      2,830   1.038 - 1.043      2,946      2.69       1.40 - 1.60    (8.14) - (7.94)

  Federated High Yield Portfolio          2005      1,580   1.263 - 1.309      2,009         -       1.40 - 2.00        0.46 - 1.19
                                          2004      2,183   1.252 - 1.303      2,749      7.44       1.40 - 2.00        8.22 - 8.79
                                          2003      2,387   1.152 - 1.204      2,763      9.53       1.40 - 2.00       7.21 - 20.69
                                          2002      1,113   0.956 - 0.962      1,068     25.38       1.40 - 1.60        2.03 - 2.34
                                          2001        365   0.937 - 0.940        342     22.81       1.40 - 1.60      (2.99) - 0.32

  Federated Stock Portfolio               2005        482   1.175 - 1.376        571         -       1.40 - 1.80        3.38 - 3.84
                                          2004        643   1.134 - 1.331        734      1.45       1.40 - 1.80        8.65 - 9.05
                                          2003        675   1.042 - 1.225        706      1.72       1.40 - 1.80       9.28 - 25.90
                                          2002        562   0.830 - 0.834        468      2.64       1.40 - 1.60  (20.57) - (20.50)
                                          2001        689   1.045 - 1.049        722      1.96       1.40 - 1.60      (5.32) - 0.00

  Large Cap Portfolio                     2005      1,763   0.805 - 1.314      1,509         -       1.40 - 2.25        6.33 - 7.10
                                          2004      1,712   0.753 - 1.233      1,324      0.83       1.40 - 2.25        0.43 - 9.57
                                          2003      1,683   0.718 - 1.181      1,212      0.46       1.40 - 2.00      11.84 - 22.92
                                          2002      1,104   0.585 - 0.589        648      0.62       1.40 - 1.60  (24.12) - (23.90)
                                          2001        636   0.771 - 0.774        491      0.91       1.40 - 1.60  (18.59) - (18.44)
  Managed Allocation Series:
    Aggressive Portfolio                  2005        308   1.072 - 1.076        331         -       1.80 - 2.50        2.98 - 7.74
  Managed Allocation Series:
    Conservative Portfolio                2005         61   1.026 - 1.031         63      0.27       1.60 - 2.30      (0.10) - 1.78

  Managed Allocation Series: Moderate
    Portfolio                             2005      2,179   1.041 - 1.046      2,274      0.95       1.55 - 2.35        1.46 - 4.50
  Managed Allocation Series:
    Moderate-Aggressive Portfolio         2005      1,981   1.059 - 1.065      2,104      0.90       1.55 - 2.50        1.82 - 6.20

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Managed Allocation Series:
    Moderate-Conservative Portfolio       2005        471   1.034 - 1.038        488      0.58       1.55 - 2.15        0.19 - 3.60

  Mercury Large Cap Core Portfolio        2005      1,043   0.889 - 1.451      1,116         -       1.40 - 2.40       9.33 - 13.68
                                          2004        974   0.806 - 1.318        889      0.62       1.40 - 2.40       1.95 - 15.37
                                          2003        822   0.707 - 1.158        603      0.71       1.40 - 2.05       3.61 - 19.43
                                          2002        783   0.593 - 0.597        465      0.75       1.40 - 1.60  (26.34) - (26.11)
                                          2001        447   0.805 - 0.808        360      0.06       1.40 - 1.60  (23.70) - (23.56)

  MFS Mid Cap Growth Portfolio            2005      4,425   0.563 - 1.487      2,813         -       1.40 - 2.25        1.23 - 9.28
                                          2004      2,539   0.560 - 1.469      1,461         -       1.40 - 1.80      12.05 - 12.52
                                          2003      2,601   0.499 - 1.311      1,331         -       1.40 - 1.80       9.34 - 35.22
                                          2002      1,786   0.370 - 0.372        663         -       1.40 - 1.60  (49.66) - (49.53)
                                          2001      1,060   0.735 - 0.737        781         -       1.40 - 1.60  (24.85) - (24.80)

  MFS Total Return Portfolio              2005     20,783   1.011 - 1.362     26,454      2.52       1.40 - 2.50      (0.83) - 2.22
                                          2004     13,949   1.172 - 1.342     18,076      3.15       1.40 - 2.40        2.35 - 9.91
                                          2003     11,213   1.079 - 1.221     13,562      2.61       1.40 - 2.05       4.55 - 14.97
                                          2002      8,050   1.052 - 1.062      8,525      7.42       1.40 - 1.80    (6.98) - (6.60)
                                          2001      4,354   1.131 - 1.137      4,941      1.53       1.40 - 1.80      (1.65) - 1.62

  MFS Value Portfolio                     2005      2,756   1.162 - 1.178      3,224      2.02       1.40 - 2.50        0.51 - 6.64
                                          2004        211   1.117 - 1.122        236      3.54       1.40 - 2.05     (0.09) - 13.03

  Mondrian International Stock Portfolio  2005      2,642   0.910 - 1.528      3,144      0.06       1.40 - 2.50       6.88 - 11.67
                                          2004      1,311   0.845 - 1.426      1,311      2.16       1.40 - 2.40       1.64 - 16.98
                                          2003        811   0.742 - 1.160        604      2.93       1.40 - 1.65       1.84 - 26.83
                                          2002        359   0.586 - 0.589        211      3.06       1.40 - 1.60  (14.33) - (14.14)
                                          2001        302   0.684 - 0.686        207      0.28       1.40 - 1.60  (27.39) - (18.91)

  Pioneer Fund Portfolio                  2005        488   1.133 - 1.394        623         -       1.40 - 2.30        3.59 - 5.00
                                          2004        234   1.224 - 1.334        288      2.36       1.40 - 2.25       5.92 - 12.52
                                          2003         14   1.127 - 1.217         16     13.30       1.40 - 2.05       1.62 - 21.70

  Pioneer Mid Cap Value Portfolio         2005         49   1.059 - 1.062         52      0.29       1.55 - 2.15        0.95 - 3.93

  Pioneer Strategic Income Portfolio      2005      3,414   1.009 - 1.404      4,243      5.93       1.40 - 2.35        0.09 - 2.67
                                          2004      1,219   1.105 - 1.373      1,550     15.39       1.40 - 2.15       3.76 - 10.58
                                          2003        288   1.246 - 1.255        360      9.45       1.40 - 1.60      17.66 - 17.84
                                          2002        289   1.059 - 1.065        307     20.21       1.40 - 1.60        4.23 - 4.41
                                          2001        578   1.016 - 1.020        589     10.68       1.40 - 1.60        2.52 - 2.82

  Strategic Equity Portfolio              2005      3,643   0.725 - 1.369      2,753      0.58       1.40 - 2.20     (0.15) - 10.59
                                          2004      4,154   0.729 - 1.366      3,091      1.38       1.40 - 2.20        0.52 - 8.70
                                          2003      4,514   0.672 - 1.262      3,064         -       1.40 - 1.80       8.79 - 30.64
                                          2002      3,365   0.515 - 0.519      1,739      0.71       1.40 - 1.60  (34.64) - (34.47)
                                          2001      2,023   0.788 - 0.792      1,599      0.12       1.40 - 1.60  (14.81) - (14.56)

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Style Focus Series: Small Cap Growth
    Portfolio                             2005         57   1.130 - 1.136         64         -       1.55 - 2.35     (1.82) - 13.30

  Style Focus Series: Small Cap Value
    Portfolio                             2005         43   1.103 - 1.106         48      1.08       1.95 - 2.35     (2.22) - 12.06

  Travelers Managed Income Portfolio      2005      3,197   1.019 - 1.220      3,520      4.02       1.40 - 2.40      (1.07) - 0.00
                                          2004      2,225   1.032 - 1.220      2,556      5.70       1.40 - 2.40        0.19 - 3.06
                                          2003      1,590   1.029 - 1.203      1,891      4.82       1.40 - 2.20        0.29 - 6.93
                                          2002      1,265   1.114 - 1.125      1,416     16.56       1.40 - 1.80        0.36 - 0.81
                                          2001        319   1.110 - 1.116        355      1.37       1.40 - 1.80      (1.33) - 1.55

  Travelers Quality Bond Portfolio        2005      3,758   1.073 - 1.245      4,659         -       1.40 - 2.00      (0.37) - 0.16
                                          2004      4,456   1.077 - 1.243      5,521      4.45       1.40 - 2.00        1.32 - 1.89
                                          2003      5,209   1.063 - 1.220      6,339      4.89       1.40 - 2.00        2.41 - 5.54
                                          2002      4,597   1.150 - 1.156      5,307      8.28       1.40 - 1.60        4.07 - 4.33
                                          2001      2,682   1.105 - 1.108      2,971      4.59       1.40 - 1.60        5.44 - 5.62

  U.S. Government Securities Portfolio    2005        104   1.079 - 1.083        113         -       1.40 - 1.60        2.66 - 2.95
                                          2004         86   1.051 - 1.052         91     14.72       1.40 - 1.60      (0.38) - 5.20

  Van Kampen Enterprise Portfolio         2005        187   0.699 - 1.228        146      0.11       1.40 - 2.15       0.16 - 10.17
                                          2004        166   0.658 - 1.150        111      0.56       1.40 - 1.95        1.86 - 2.47
                                          2003        174   0.644 - 1.129        113      0.17       1.40 - 1.95       4.06 - 23.85
                                          2002        158   0.521 - 0.524         82      0.92       1.40 - 1.60  (30.44) - (30.41)
                                          2001        101   0.749 - 0.753         76         -       1.40 - 1.60     (22.54) - 9.77
TRAVELERS SERIES FUND INC.
  SB Adjustable Rate Income Portfolio -
    Class I Shares                        2005      2,130   0.987 - 1.006      2,126      4.66       1.40 - 2.30        0.10 - 0.90
                                          2004        539   0.987 - 0.997        536      2.09       1.40 - 2.20    (1.00) - (0.10)
                                          2003         16   0.997 - 0.999         16      0.78       1.40 - 2.20             (0.10)

  Smith Barney Aggressive Growth
    Portfolio                             2005     10,388   1.111 - 1.488     13,920         -       1.40 - 2.50       0.63 - 14.88
                                          2004      7,161   1.218 - 1.357      8,865         -       1.40 - 2.40       5.64 - 11.75
                                          2003      4,858   1.135 - 1.256      5,568         -       1.40 - 2.05       5.58 - 32.64
                                          2002      4,553   0.859 - 0.867      3,932         -       1.40 - 1.80  (33.82) - (33.61)
                                          2001      2,814   1.298 - 1.306      3,665         -       1.40 - 1.80      (5.59) - 2.37

  Smith Barney High Income Portfolio      2005      4,075   1.087 - 1.379      4,844      9.28       1.40 - 2.40      (0.37) - 1.23
                                          2004      2,785   1.130 - 1.369      3,269     10.58       1.40 - 2.40        6.68 - 8.93
                                          2003      1,872   1.039 - 1.262      1,987     10.51       1.40 - 2.05       3.67 - 25.81
                                          2002        813   0.828 - 0.833        675     29.32       1.40 - 1.60    (4.83) - (4.58)
                                          2001        406   0.870 - 0.873        354      4.30       1.40 - 1.60    (7.84) - (7.32)
  Smith Barney International All Cap
    Growth Portfolio                      2005        456   0.730 - 0.739        335      1.40       1.40 - 1.60       9.94 - 10.13
                                          2004        468   0.664 - 0.671        313      1.31       1.40 - 1.60      15.88 - 16.29
                                          2003        326   0.573 - 0.577        188      0.96       1.40 - 1.60      25.38 - 25.71
                                          2002        463   0.457 - 0.459        212      1.08       1.40 - 1.60  (26.79) - (26.76)
                                          2001        383   0.624 - 0.627        239         -       1.40 - 1.60  (32.32) - (32.14)

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
TRAVELERS SERIES FUND INC. (CONTINUED)
  Smith Barney Large Cap Value Portfolio  2005      1,137   1.046 - 1.069      1,205      1.62       1.40 - 1.80        4.60 - 5.01
                                          2004      1,187   1.000 - 1.018      1,201      1.87       1.40 - 1.80        8.70 - 9.11
                                          2003      1,299   0.920 - 0.933      1,206      1.68       1.40 - 1.80      25.34 - 25.74
                                          2002      1,605   0.734 - 0.742      1,185      4.58       1.40 - 1.80  (26.75) - (26.39)
                                          2001        980   1.002 - 1.008        985      1.33       1.40 - 1.80    (9.63) - (7.86)
  Smith Barney Large Capitalization
    Growth Portfolio                      2005      4,348   0.936 - 1.397      4,615      0.16       1.40 - 2.40     (1.08) - 12.72
                                          2004      3,588   0.905 - 1.352      3,509      0.41       1.40 - 2.40     (6.35) - 13.87
                                          2003      2,915   0.918 - 1.371      2,735      0.02       1.40 - 1.80       3.08 - 45.47
                                          2002      2,789   0.634 - 0.640      1,776      0.43       1.40 - 1.80  (26.11) - (25.84)
                                          2001      1,355   0.858 - 0.863      1,165         -       1.40 - 1.80     (13.93) - 0.94

  Smith Barney Mid Cap Core Portfolio     2005      2,183   1.158 - 1.436      3,036      0.65       1.40 - 2.40       5.77 - 10.15
                                          2004      2,017   1.247 - 1.350      2,651         -       1.40 - 2.40        2.37 - 8.88
                                          2003      1,672   1.158 - 1.245      2,037         -       1.40 - 2.05       2.02 - 28.05
                                          2002      1,774   0.950 - 0.959      1,696      0.11       1.40 - 1.80  (20.57) - (20.28)
                                          2001        820   1.196 - 1.203        984         -       1.40 - 1.80   (11.39) - (6.49)

  Smith Barney Money Market Portfolio     2005      6,039   0.977 - 1.075      6,147      2.87       1.40 - 2.40        0.31 - 1.42
                                          2004      3,856   0.978 - 1.060      3,951      0.96       1.40 - 2.40    (1.11) - (0.10)
                                          2003      2,431   0.988 - 1.066      2,564      0.68       1.40 - 1.95      (0.94) - 0.00
                                          2002      3,914   1.067 - 1.074      4,183      1.24       1.40 - 1.60    (0.37) - (0.09)
                                          2001      1,584   1.071 - 1.075      1,698      2.36       1.40 - 1.60        1.03 - 2.10

  Social Awareness Stock Portfolio        2005         26           1.115         29      0.78              1.40               2.95
                                          2004         24           1.083         26      4.06              1.40               8.30
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares    2005      1,097   1.102 - 1.467      1,217      0.93       1.40 - 2.00        2.02 - 2.68
                                          2004        859   1.076 - 1.438        931      0.74       1.40 - 2.00      15.13 - 15.81
                                          2003        711   0.931 - 1.249        667      0.76       1.40 - 2.00      14.27 - 28.93
                                          2002        639   0.723 - 0.726        463      0.34       1.40 - 1.60  (20.72) - (20.57)
                                          2001        258   0.912 - 0.914        236         -       1.40 - 1.60    (8.80) - (5.87)

  Emerging Growth Portfolio -
    Class I Shares                        2005        946   0.773 - 1.252        849      0.23       1.40 - 2.50       5.41 - 10.40
                                          2004        875   0.728 - 1.257        697         -       1.40 - 2.40       3.79 - 16.42
                                          2003        841   0.691 - 1.116        588         -       1.40 - 1.95       3.91 - 25.59
                                          2002        848   0.551 - 0.555        469      0.32       1.40 - 1.60  (33.61) - (33.45)
                                          2001        631   0.830 - 0.834        525      0.04       1.40 - 1.60  (32.58) - (32.41)

  Enterprise Portfolio - Class II Shares  2005         24   0.843 - 0.851         20      0.50       1.40 - 1.60        6.17 - 6.38
                                          2004         28   0.794 - 0.800         22      0.13       1.40 - 1.60        2.19 - 2.30
                                          2003         32   0.777 - 0.782         25      0.23       1.40 - 1.60      23.73 - 23.93
                                          2002         15   0.628 - 0.631          9      0.18       1.40 - 1.60  (30.76) - (24.07)
                                          2001          2           0.907          2         -              1.60             (9.30)
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth           2005      1,200   1.123 - 1.571      1,584         -       1.40 - 2.50       1.44 - 11.37
    Opportunities Portfolio
                                          2004        562   1.098 - 1.531        689      0.11       1.40 - 2.40       0.86 - 27.59
                                          2003        357   0.965 - 0.970        345         -       1.40 - 1.60      39.65 - 39.97
                                          2002        299   0.691 - 0.693        207         -       1.40 - 1.60  (26.80) - (21.61)
                                          2001          6           0.944          5         -              1.60             (5.60)

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
VARIABLE INSURANCE PRODUCTS FUND
  Contrafund(R) Portfolio -
    Service Class                         2005      5,738   1.136 - 1.625      8,266      0.12       1.40 - 2.50       1.25 - 17.41
                                          2004      1,981   1.151 - 1.410      2,465      0.17       1.40 - 2.40       1.82 - 13.69
                                          2003        795   1.014 - 1.247        826      0.29       1.40 - 2.05       3.73 - 26.61
                                          2002        486   0.803 - 0.808        392      0.45       1.40 - 1.60  (10.88) - (10.72)
                                          2001        177   0.901 - 0.905        160      0.55       1.40 - 1.60  (13.78) - (13.56)

  Contrafund(R) Portfolio -
    Service Class 2                       2005      2,576   1.159 - 1.617      3,010      0.13       1.40 - 2.00      14.30 - 15.01
                                          2004      2,549   1.009 - 1.411      2,593      0.22       1.40 - 2.00      12.93 - 13.60
                                          2003      2,727   0.891 - 1.248      2,445      0.29       1.40 - 2.00      15.49 - 26.34
                                          2002      2,499   0.706 - 0.710      1,770      0.60       1.40 - 1.60  (10.97) - (10.80)
                                          2001      1,544   0.793 - 0.796      1,227      0.19       1.40 - 1.60  (13.90) - (13.67)
  Dynamic Capital Appreciation Portfolio
    - Service Class 2                     2005        273   1.115 - 1.126        306         -       1.40 - 1.60      18.74 - 19.03
                                          2004        274   0.939 - 0.946        258         -       1.40 - 1.60    (0.32) - (0.11)
                                          2003        282   0.942 - 0.947        266         -       1.40 - 1.60      22.98 - 23.15
                                          2002        133   0.766 - 0.769        102      0.29       1.40 - 1.60    (9.03) - (8.78)
                                          2001         40           0.842         33         -              1.60            (15.80)

  Mid Cap Portfolio - Service Class 2     2005      5,210   1.142 - 1.901      8,867         -       1.40 - 2.50       9.36 - 19.71
                                          2004      2,211   1.227 - 1.640      3,317         -       1.40 - 2.40       2.59 - 22.91
                                          2003      1,218   1.198 - 1.339      1,513      0.23       1.40 - 2.05       6.96 - 36.40
                                          2002        891   0.909 - 0.912        812      0.69       1.40 - 1.60  (11.49) - (11.28)
                                          2001        294   1.027 - 1.028        302         -       1.40 - 1.60        1.28 - 2.70

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                       CAPITAL                     HIGH YIELD                      MANAGED
                                                 APPRECIATION FUND                 BOND TRUST                   ASSETS TRUST
                                            -------------------------     -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     2,294,113      2,691,496         80,095             --        165,773             --
Accumulation units purchased and
  transferred from other funding options       293,157        151,851        (45,132)        80,694         57,925        166,402
Accumulation units redeemed and
  transferred to other funding options .      (257,192)      (549,234)        (1,190)          (599)       (16,760)          (629)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........     2,330,078      2,294,113         33,773         80,095        206,938        165,773
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                                                                         ALLIANCEBERNSTEIN GROWTH
                                                   MONEY MARKET                AIM V.I. PREMIER           AND INCOME PORTFOLIO -
                                                    PORTFOLIO               EQUITY FUND - SERIES I               CLASS B
                                            -------------------------     -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     4,070,176      5,705,950      1,638,212      1,749,792        605,648        230,629
Accumulation units purchased and
  transferred from other funding options     1,120,333      1,309,602         14,877         32,355        786,483        378,976
Accumulation units redeemed and
  transferred to other funding options .    (1,510,498)    (2,945,376)      (212,465)      (143,935)       (12,864)        (3,957)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........     3,680,011      4,070,176      1,440,624      1,638,212      1,379,267        605,648
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                 ALLIANCEBERNSTEIN
                                                 LARGE-CAP GROWTH            GLOBAL GROWTH FUND -             GROWTH FUND -
                                               PORTFOLIO - CLASS B              CLASS 2 SHARES               CLASS 2 SHARES
                                            -------------------------     -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     2,996,928      3,120,120      4,097,308      2,102,516      9,894,701      4,171,148
Accumulation units purchased and
  transferred from other funding options       478,377        206,706      6,578,926      2,129,745     15,667,842      6,161,949
Accumulation units redeemed and
  transferred to other funding options .      (337,632)      (329,898)      (607,532)      (134,953)    (1,107,853)      (438,396)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........     3,137,673      2,996,928     10,068,702      4,097,308     24,454,690      9,894,701
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                                              CREDIT SUISSE TRUST           DELAWARE VIP REIT
                                                GROWTH-INCOME FUND -           EMERGING MARKETS             SERIES - STANDARD
                                                   CLASS 2 SHARES                 PORTFOLIO                       CLASS
                                            -------------------------     -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...    11,247,521      4,398,963        146,097        139,225      1,080,371      1,010,190
Accumulation units purchased and
  transferred from other funding options    16,833,665      7,613,067            563         13,642        451,344        205,825
Accumulation units redeemed and
  transferred to other funding options .    (1,205,720)      (764,509)        (3,293)        (6,770)      (115,666)      (135,644)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........    26,875,466     11,247,521        143,367        146,097      1,416,049      1,080,371
                                            ==========     ==========     ==========     ==========     ==========     ==========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                  DREYFUS VIF -            DREYFUS VIF - DEVELOPING           MERCURY GLOBAL
                                            APPRECIATION PORTFOLIO -         LEADERS PORTFOLIO -             ALLOCATION V.I.
                                                 INITIAL SHARES                 INITIAL SHARES               FUND - CLASS III
                                            -------------------------     -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     1,354,869      1,498,265      1,851,159      1,951,766         91,477          1,000
Accumulation units purchased and
  transferred from other funding options         8,101        127,948         18,703         74,348        186,499         90,960
Accumulation units redeemed and
  transferred to other funding options .      (209,077)      (271,344)      (295,801)      (174,955)       (29,215)          (483)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........     1,153,893      1,354,869      1,574,061      1,851,159        248,761         91,477
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                   MERCURY VALUE               FRANKLIN INCOME           FRANKLIN SMALL-MID CAP
                                                OPPORTUNITIES V.I.           SECURITIES FUND -          GROWTH SECURITIES FUND -
                                                 FUND - CLASS III             CLASS II SHARES                CLASS 2 SHARES
                                            -------------------------     -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...        54,878          1,000             --             --      1,588,444        925,062
Accumulation units purchased and
  transferred from other funding options     1,333,359         73,285      1,385,363             --        578,151        695,393
Accumulation units redeemed and
  transferred to other funding options .      (154,107)       (19,407)       (25,861)            --       (266,304)       (32,011)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........     1,234,130         54,878      1,359,502             --      1,900,291      1,588,444
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                   MUTUAL SHARES             TEMPLETON DEVELOPING            TEMPLETON FOREIGN
                                                SECURITIES FUND -         MARKETS SECURITIES FUND -         SECURITIES FUND -
                                                  CLASS 2 SHARES                CLASS 2 SHARES                CLASS 2 SHARES
                                            -------------------------     -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     2,265,723        978,173        485,861         26,271      1,880,587        549,827
Accumulation units purchased and
  transferred from other funding options     3,281,127      1,409,351      2,062,903        477,919      4,527,608      1,406,614
Accumulation units redeemed and
  transferred to other funding options .      (745,231)      (121,801)      (282,478)       (18,329)      (455,478)       (75,854)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........     4,801,619      2,265,723      2,266,286        485,861      5,952,717      1,880,587
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                 TEMPLETON GROWTH
                                                SECURITIES FUND -                                          DIVERSIFIED STRATEGIC
                                                  CLASS 2 SHARES            APPRECIATION PORTFOLIO           INCOME PORTFOLIO
                                            -------------------------     -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...       925,032        219,930      3,941,893      2,586,771      2,429,566      1,635,330
Accumulation units purchased and
  transferred from other funding options     2,680,094        824,963      2,081,611      1,543,105        760,249      1,115,013
Accumulation units redeemed and
  transferred to other funding options .      (383,917)      (119,861)      (209,253)      (187,983)      (463,997)      (320,777)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........     3,221,209        925,032      5,814,251      3,941,893      2,725,818      2,429,566
                                            ==========     ==========     ==========     ==========     ==========     ==========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                             EQUITY INDEX PORTFOLIO -     EQUITY INDEX PORTFOLIO -          FUNDAMENTAL VALUE
                                                  CLASS I SHARES              CLASS II SHARES                  PORTFOLIO
                                            -------------------------     -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...    410,400,418    370,605,727      6,113,937      4,948,768      5,515,203      3,401,602
Accumulation units purchased and
  transferred from other funding options     40,658,358     56,418,101      1,630,118      2,352,218      2,108,170      2,373,979
Accumulation units redeemed and
  transferred to other funding options .    (21,618,853)   (16,623,410)    (1,256,362)    (1,187,049)      (828,344)      (260,378)
                                           ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........    429,439,923    410,400,418      6,487,693      6,113,937      6,795,029      5,515,203
                                           ============   ============   ============   ============   ============   ============

                                                 SALOMON BROTHERS              SALOMON BROTHERS
                                               VARIABLE AGGRESSIVE            VARIABLE GROWTH &
                                                  GROWTH FUND -                 INCOME FUND -              BALANCED PORTFOLIO -
                                                  CLASS I SHARES                CLASS I SHARES                SERVICE SHARES
                                            -------------------------     -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...       263,164        197,011        270,717        239,214      2,752,102      3,153,956
Accumulation units purchased and
  transferred from other funding options        64,991         71,400             --         57,552         72,312        133,939
Accumulation units redeemed and
  transferred to other funding options .       (45,943)        (5,247)      (120,346)       (26,049)      (295,670)      (535,793)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........       282,212        263,164        150,371        270,717      2,528,744      2,752,102
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                     GLOBAL LIFE               GLOBAL TECHNOLOGY                  MID CAP
                                                SCIENCES PORTFOLIO -             PORTFOLIO -                GROWTH PORTFOLIO -
                                                   SERVICE SHARES               SERVICE SHARES                SERVICE SHARES
                                            -------------------------     -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...       842,133        952,686      1,543,261      1,704,239      1,396,931      1,227,952
Accumulation units purchased and
  transferred from other funding options        27,952         96,095        159,205        385,700        171,011        199,885
Accumulation units redeemed and
  transferred to other funding options .      (151,021)      (206,648)      (384,451)      (546,678)      (118,852)       (30,906)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........       719,064        842,133      1,318,015      1,543,261      1,449,090      1,396,931
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                     WORLDWIDE
                                                GROWTH PORTFOLIO -             LAZARD RETIREMENT                GROWTH AND
                                                  SERVICE SHARES             SMALL CAP PORTFOLIO             INCOME PORTFOLIO
                                            -------------------------     -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     1,744,737      1,857,039        231,249         11,392      1,405,397        253,875
Accumulation units purchased and
  transferred from other funding options        80,827        130,068        914,396        229,089      2,358,618      1,162,775
Accumulation units redeemed and
  transferred to other funding options .      (216,346)      (242,370)       (16,568)        (9,232)       (56,304)       (11,253)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........     1,609,218      1,744,737      1,129,077        231,249      3,707,711      1,405,397
                                            ==========     ==========     ==========     ==========     ==========     ==========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                  OPPENHEIMER
                                                      MID-CAP               MAIN STREET FUND/VA -         REAL RETURN PORTFOLIO -
                                                 VALUE PORTFOLIO                SERVICE SHARES             ADMINISTRATIVE CLASS
                                            -------------------------     -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     1,302,070        127,271          2,000             --      1,920,086        165,089
Accumulation units purchased and
  transferred from other funding options     3,325,103      1,196,197         (2,000)         2,000      6,030,189      1,842,880
Accumulation units redeemed and
  transferred to other funding options .      (301,751)       (21,398)            --             --       (492,054)       (87,883)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........     4,325,422      1,302,070             --          2,000      7,458,221      1,920,086
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                                                  PUTNAM VT                      PUTNAM VT
                                             TOTAL RETURN PORTFOLIO -     DISCOVERY GROWTH FUND -      INTERNATIONAL EQUITY FUND -
                                               ADMINISTRATIVE CLASS           CLASS IB SHARES                CLASS IB SHARES
                                            -------------------------     -------------------------    ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...    13,709,973     12,629,687        383,981        402,907        593,125        545,666
Accumulation units purchased and
  transferred from other funding options    11,010,580      2,920,180            989             --        157,348        121,248
Accumulation units redeemed and
  transferred to other funding options .    (3,232,287)    (1,839,894)       (44,063)       (18,926)      (141,293)       (73,789)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........    21,488,266     13,709,973        340,907        383,981        609,180        593,125
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                     PUTNAM VT
                                              SMALL CAP VALUE FUND -           ALL CAP FUND -                INVESTORS FUND -
                                                 CLASS IB SHARES                  CLASS I                        CLASS I
                                            -------------------------     -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     2,954,078      2,459,402      5,179,476      4,953,803      3,325,939      3,266,277
Accumulation units purchased and
  transferred from other funding options     1,204,861        762,303        257,158        655,349        194,246        450,838
Accumulation units redeemed and
  transferred to other funding options .      (498,638)      (267,627)      (908,619)      (429,676)      (386,325)      (391,176)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........     3,660,301      2,954,078      4,528,015      5,179,476      3,133,860      3,325,939
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                     LARGE CAP                     SMALL CAP                   EAFE(R) EQUITY
                                                  GROWTH FUND -                 GROWTH FUND -                  INDEX FUND -
                                                     CLASS I                       CLASS I                    CLASS A SHARES
                                            -------------------------     -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...       676,948        739,586      1,554,919      1,231,117        274,902        343,279
Accumulation units purchased and
  transferred from other funding options         1,204         15,362        354,651        455,541            557             --
Accumulation units redeemed and
  transferred to other funding options .      (132,689)       (78,000)      (119,071)      (131,739)      (275,459)       (68,377)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........       545,463        676,948      1,790,499      1,554,919             --        274,902
                                            ==========     ==========     ==========     ==========     ==========     ==========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                     SMALL CAP                    SMITH BARNEY                 SMITH BARNEY
                                                   INDEX FUND -                DIVIDEND STRATEGY            PREMIER SELECTIONS
                                                  CLASS A SHARES                   PORTFOLIO             ALL CAP GROWTH PORTFOLIO
                                            -------------------------     -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...       500,019        579,830        327,647        161,905        264,582        166,309
Accumulation units purchased and
  transferred from other funding options        10,035         21,226        486,654        175,924         59,186        172,453
Accumulation units redeemed and
  transferred to other funding options .       (65,881)      (101,037)      (134,872)       (10,182)       (25,428)       (74,180)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........       444,173        500,019        679,429        327,647        298,340        264,582
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                      MULTIPLE                MULTIPLE DISCIPLINE           MULTIPLE DISCIPLINE
                                               DISCIPLINE PORTFOLIO -        PORTFOLIO - BALANCED           PORTFOLIO - GLOBAL
                                             ALL CAP GROWTH AND VALUE      ALL CAP GROWTH AND VALUE      ALL CAP GROWTH AND VALUE
                                            -------------------------     -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     9,973,450      2,466,287      6,787,719      1,237,999      1,952,502        232,823
Accumulation units purchased and
  transferred from other funding options     9,762,096      7,905,919     12,263,318      6,225,097      6,547,235      1,738,846
Accumulation units redeemed and
  transferred to other funding options .    (2,608,729)      (398,756)    (1,124,923)      (675,377)      (417,717)       (19,167)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........    17,126,817      9,973,450     17,926,114      6,787,719      8,082,020      1,952,502
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                 MULTIPLE DISCIPLINE
                                               PORTFOLIO - LARGE CAP              AIM CAPITAL                   CONVERTIBLE
                                                  GROWTH AND VALUE          APPRECIATION PORTFOLIO         SECURITIES PORTFOLIO
                                            -------------------------     -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...       842,690        355,633      1,689,712      1,462,483      1,905,649      1,998,206
Accumulation units purchased and
  transferred from other funding options     2,506,491        524,840        647,784        302,891        123,740         54,764
Accumulation units redeemed and
  transferred to other funding options .      (240,993)       (37,783)      (371,526)       (75,662)      (285,915)      (147,321)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........     3,108,188        842,690      1,965,970      1,689,712      1,743,474      1,905,649
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                  DISCIPLINED
                                                    MID CAP                      EQUITY INCOME                FEDERATED HIGH
                                                STOCK PORTFOLIO                   PORTFOLIO                  YIELD PORTFOLIO
                                            -------------------------     -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...       959,082        920,279      6,373,321      5,966,480      2,182,609      2,386,986
Accumulation units purchased and
  transferred from other funding options        94,085        137,782      1,595,489      1,069,904        544,758        414,446
Accumulation units redeemed and
  transferred to other funding options .      (198,027)       (98,979)      (692,362)      (663,063)    (1,146,916)      (618,823)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........       855,140        959,082      7,276,448      6,373,321      1,580,451      2,182,609
                                            ==========     ==========     ==========     ==========     ==========     ==========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                   FEDERATED STOCK                LARGE CAP             MANAGED ALLOCATION SERIES:
                                                     PORTFOLIO                    PORTFOLIO                 AGGRESSIVE PORTFOLIO
                                            -------------------------     -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...       643,283        674,539      1,711,833      1,682,516             --             --
Accumulation units purchased and
  transferred from other funding options         3,525         23,864        215,092        149,939        354,700             --
Accumulation units redeemed and
  transferred to other funding options .      (164,379)       (55,120)      (163,899)      (120,622)       (46,351)            --
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........       482,429        643,283      1,763,026      1,711,833        308,349             --
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                            MANAGED ALLOCATION SERIES:    MANAGED ALLOCATION SERIES:   MANAGED ALLOCATION SERIES:
                                              CONSERVATIVE PORTFOLIO          MODERATE PORTFOLIO      MODERATE-AGGRESSIVE PORTFOLIO
                                            -------------------------     -------------------------   -----------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options       149,677             --      2,184,124             --      1,981,305             --
Accumulation units redeemed and
  transferred to other funding options .       (88,690)            --         (4,913)            --            (42)            --
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........        60,987             --      2,179,211             --      1,981,263             --
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                          MANAGED ALLOCATION SERIES:          MERCURY LARGE CAP                MFS EMERGING
                                         MODERATE-CONSERVATIVE PORTFOLIO       CORE PORTFOLIO                GROWTH PORTFOLIO
                                         -------------------------------  -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...            --             --        974,417        822,074      1,339,986      1,371,107
Accumulation units purchased and
  transferred from other funding options       470,870             --        213,840        183,018         56,666        213,570
Accumulation units redeemed and
  transferred to other funding options .            (2)            --       (145,641)       (30,675)    (1,396,652)      (244,691)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........       470,868             --      1,042,616        974,417             --      1,339,986
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                    MFS MID CAP                    MFS TOTAL                   MFS VALUE
                                                 GROWTH PORTFOLIO              RETURN PORTFOLIO                PORTFOLIO
                                            -------------------------     -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     2,539,201      2,600,938     13,948,716     11,212,650        210,969             --
Accumulation units purchased and
  transferred from other funding options     2,383,766        178,490      8,836,430      3,930,640      2,760,052        210,969
Accumulation units redeemed and
  transferred to other funding options .      (498,386)      (240,227)    (2,002,515)    (1,194,574)      (214,949)            --
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........     4,424,581      2,539,201     20,782,631     13,948,716      2,756,072        210,969
                                            ==========     ==========     ==========     ==========     ==========     ==========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                              MONDRIAN INTERNATIONAL             PIONEER FUND                PIONEER MID CAP
                                                 STOCK PORTFOLIO                  PORTFOLIO                  VALUE PORTFOLIO
                                            -------------------------     -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     1,310,537        810,601        233,813         14,260             --             --
Accumulation units purchased and
  transferred from other funding options     1,508,542        604,258        365,030        219,574         48,831             --
Accumulation units redeemed and
  transferred to other funding options .      (176,814)      (104,322)      (110,426)           (21)            (2)            --
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........     2,642,265      1,310,537        488,417        233,813         48,829             --
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                 PIONEER STRATEGIC             STRATEGIC EQUITY             STYLE FOCUS SERIES:
                                                 INCOME PORTFOLIO                 PORTFOLIO             SMALL CAP GROWTH PORTFOLIO
                                            -------------------------     -------------------------     --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     1,219,235        287,954      4,154,042      4,514,336             --             --
Accumulation units purchased and
  transferred from other funding options     2,319,763        945,930        124,762        128,751         56,536             --
Accumulation units redeemed and
  transferred to other funding options .      (124,784)       (14,649)      (635,408)      (489,045)           (24)            --
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........     3,414,214      1,219,235      3,643,396      4,154,042         56,512             --
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                STYLE FOCUS SERIES:
                                                    SMALL CAP                  TRAVELERS MANAGED             TRAVELERS QUALITY
                                                 VALUE PORTFOLIO               INCOME PORTFOLIO               BOND PORTFOLIO
                                            -------------------------     -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...            --             --      2,224,884      1,589,973      4,456,285      5,209,409
Accumulation units purchased and
  transferred from other funding options        43,387             --      1,402,029      1,098,125        549,371        408,410
Accumulation units redeemed and
  transferred to other funding options .           (98)            --       (429,929)      (463,214)    (1,248,068)    (1,161,534)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........        43,289             --      3,196,984      2,224,884      3,757,588      4,456,285
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                                                                            SB ADJUSTABLE RATE
                                                  U.S. GOVERNMENT                 VAN KAMPEN                INCOME PORTFOLIO -
                                               SECURITIES PORTFOLIO          ENTERPRISE PORTFOLIO             CLASS I SHARES
                                            -------------------------     -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...        86,440             --        165,842        174,485        539,285         15,853
Accumulation units purchased and
  transferred from other funding options        55,267         86,824         77,483          1,839      2,025,467        705,870
Accumulation units redeemed and
  transferred to other funding options .       (37,249)          (384)       (56,214)       (10,482)      (435,154)      (182,438)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........       104,458         86,440        187,111        165,842      2,129,598        539,285
                                            ==========     ==========     ==========     ==========     ==========     ==========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                                               SMITH BARNEY
                                             SMITH BARNEY AGGRESSIVE          SMITH BARNEY HIGH           INTERNATIONAL ALL CAP
                                                GROWTH PORTFOLIO              INCOME PORTFOLIO               GROWTH PORTFOLIO
                                            -------------------------     -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     7,160,817      4,858,107      2,785,168      1,871,952        468,057        326,372
Accumulation units purchased and
  transferred from other funding options     4,263,231      2,647,246      2,039,158      1,233,712             92        183,142
Accumulation units redeemed and
  transferred to other funding options .    (1,035,759)      (344,536)      (749,005)      (320,496)       (11,740)       (41,457)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........    10,388,289      7,160,817      4,075,321      2,785,168        456,409        468,057
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                    SMITH BARNEY                 SMITH BARNEY
                                                     LARGE CAP               LARGE CAPITALIZATION              SMITH BARNEY
                                                  VALUE PORTFOLIO              GROWTH PORTFOLIO           MID CAP CORE PORTFOLIO
                                            -------------------------     -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     1,187,292      1,299,352      3,588,177      2,915,048      2,017,047      1,672,055
Accumulation units purchased and
  transferred from other funding options           251         11,331      1,503,401        923,815        306,343        496,928
Accumulation units redeemed and
  transferred to other funding options .       (50,980)      (123,391)      (743,451)      (250,686)      (140,049)      (151,936)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........     1,136,563      1,187,292      4,348,127      3,588,177      2,183,341      2,017,047
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                SMITH BARNEY MONEY            SOCIAL AWARENESS             COMSTOCK PORTFOLIO -
                                                 MARKET PORTFOLIO             STOCK PORTFOLIO                CLASS II SHARES
                                            -------------------------     -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     3,855,799      2,430,953         23,686             --        859,213        710,968
Accumulation units purchased and
  transferred from other funding options     9,988,239      4,294,591          2,615         23,686        296,553        234,468
Accumulation units redeemed and
  transferred to other funding options .    (7,805,049)    (2,869,745)          (424)            --        (58,911)       (86,223)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........     6,038,989      3,855,799         25,877         23,686      1,096,855        859,213
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                  EMERGING GROWTH                                              SMITH BARNEY
                                                   PORTFOLIO -              ENTERPRISE PORTFOLIO -           SMALL CAP GROWTH
                                                  CLASS I SHARES               CLASS II SHARES           OPPORTUNITIES PORTFOLIO
                                            -------------------------     -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...       874,578        841,009         27,902         31,707        561,847        357,047
Accumulation units purchased and
  transferred from other funding options       124,574        165,853            875          3,646        670,875        237,814
Accumulation units redeemed and
  transferred to other funding options .       (53,561)      (132,284)        (5,182)        (7,451)       (32,451)       (33,014)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........       945,591        874,578         23,595         27,902      1,200,271        561,847
                                            ==========     ==========     ==========     ==========     ==========     ==========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                                            DYNAMIC CAPITAL
                                            CONTRAFUND(R) PORTFOLIO -     CONTRAFUND(R) PORTFOLIO -     APPRECIATION PORTFOLIO -
                                                  SERVICE CLASS               SERVICE CLASS 2                SERVICE CLASS 2
                                            -------------------------     -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     1,981,434        794,581      2,549,275      2,727,383        273,926        282,134
Accumulation units purchased and
  transferred from other funding options     4,093,798      1,278,941        355,905        262,431          8,299          2,110
Accumulation units redeemed and
  transferred to other funding options .      (337,354)       (92,088)      (329,263)      (440,539)        (8,840)       (10,318)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........     5,737,878      1,981,434      2,575,917      2,549,275        273,385        273,926
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                         MID CAP PORTFOLIO -
                                                           SERVICE CLASS 2
                                                    --------------------------
                                                        2005             2004
                                                        ----             ----
Accumulation units beginning of year .........       2,211,242        1,218,402
Accumulation units purchased and
  transferred from other funding options .....       3,323,567        1,106,208
Accumulation units redeemed and
  transferred to other funding options .......        (325,204)        (113,368)
                                                    ----------       ----------
Accumulation units end of year ...............       5,209,605        2,211,242
                                                    ==========       ==========

                              INDEPENDENT AUDITORS
                              --------------------

                              DELOITTE & TOUCHE LLP
                                 Tampa, Florida

                                    KPMG LLP
                              Hartford, Connecticut

BDIII (Annual) (12-05) Printed in U.S.A.

ITEM 8.  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

            INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                                                              PAGE
                                                              ----
Reports of Independent Registered Public Accounting Firms...   F-1
Financial Statements as of December 31, 2005 (SUCCESSOR) and
  2004 (PREDECESSOR) and for the six months ended December
  31, 2005 (SUCCESSOR) and June 30, 2005 (PREDECESSOR) and
  for each of the years ended December 31, 2004
  (PREDECESSOR) and 2003 (PREDECESSOR):
  Consolidated Balance Sheets...............................   F-4
  Consolidated Statements of Income.........................   F-5
  Consolidated Statements of Stockholder's Equity...........   F-6
  Consolidated Statements of Cash Flows.....................   F-7
  Notes to Consolidated Financial Statements................   F-9
Financial Statement Schedules as of December 31, 2005
  (SUCCESSOR) and 2004 (PREDECESSOR) and for the six months
  ended December 31, 2005 (SUCCESSOR) and June 30, 2005
  (PREDECESSOR) and for the years ended December 31, 2004
  (PREDECESSOR) and 2003 (PREDECESSOR):
  Schedule I -- Consolidated Summary of Investments -- Other
     Than Investments in Affiliates.........................  F-72
  Schedule III -- Consolidated Supplementary Insurance
     Information............................................  F-73
  Schedule IV -- Consolidated Reinsurance...................  F-75

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder of
The Travelers Insurance Company:

     We have audited the accompanying consolidated balance sheet of The Travelers Insurance Company and subsidiaries (the "Company") as of December 31, 2005 (SUCCESSOR), and the related consolidated statements of income, stockholder's equity, and cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR). Our audit also included the consolidated financial statement schedules as of December 31, 2005 (SUCCESSOR), and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR), listed in the accompanying index. These consolidated financial statements and consolidated financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and consolidated financial statement schedules based on our audit. The consolidated financial statements and consolidated financial statement schedules of the Company as of December 31, 2004 (PREDECESSOR), and for the years ended December 31, 2004 (PREDECESSOR) and 2003 (PREDECESSOR), were audited by other auditors whose report, dated March 28, 2005, expressed an unqualified opinion on those statements and included an explanatory paragraph regarding the Company's change of its accounting method for certain non-traditional long duration contracts and separate accounts in 2004 and for variable interest entities in 2003.

     We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2005 (SUCCESSOR), and the results of their operations and their cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR), in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein as of December 31, 2005 (SUCCESSOR), and for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR).

     As described in Note 1 to the consolidated financial statements, the Company was acquired by MetLife, Inc. on July 1, 2005. As required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin Topic 5-J, Push Down Basis of Accounting Required in Certain Limited Circumstances, the purchase method of accounting was applied to the assets and liabilities of the Company, and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with Statement of Financial Accounting Standards No. 141, Business Combinations. The accompanying consolidated financial statements for periods prior and subsequent to the acquisition date are labeled "PREDECESSOR" and "SUCCESSOR," respectively.

/s/ DELOITTE & TOUCHE LLP
--------------------------------------
DELOITTE & TOUCHE LLP

New York, New York
March 29, 2006

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
The Travelers Insurance Company:

     We have audited the accompanying consolidated balance sheet of The Travelers Insurance Company and subsidiaries as of December 31, 2004 (PREDECESSOR) and the related consolidated statements of income, stockholder's equity, and cash flows for each of the years in the two-year period ended December 31, 2004 (PREDECESSOR). These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and the results of their operations and their cash flows for each of the years in the two-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

     As discussed in Note 2 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and variable interest entities in 2003.

/s/ KPMG LLP
KPMG LLP

Hartford, Connecticut
March 28, 2005

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
The Travelers Insurance Company:

     Under date of March 28, 2005, we reported on the consolidated balance sheet of The Travelers Insurance Company and subsidiaries as of December 31, 2004 (PREDECESSOR) and the related consolidated statements of income, stockholder's equity and cash flows for each of the years in the two-year period ended December 31, 2004 (PREDECESSOR), which are included in the Form 10-K. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

     In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As discussed in Note 2 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and variable interest entities in 2003.

/s/ KPMG LLP

KPMG LLP
Hartford, Connecticut
March 28, 2005

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2005 AND 2004

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                               SUCCESSOR     PREDECESSOR
                                                              ------------   ------------
                                                              DECEMBER 31,   DECEMBER 31,
                                                                  2005           2004
                                                              ------------   ------------
ASSETS
Investments:
  Fixed maturities available-for-sale, at fair value
    (amortized cost: $48,848 and $40,466, respectively).....    $48,162        $ 42,621
  Trading securities, at fair value (cost: $457 and $1,220,
    respectively)...........................................        452           1,346
  Equity securities available-for-sale, at fair value (cost:
    $424 and $332, respectively)............................        421             374
  Mortgage and consumer loans...............................      2,094           2,124
  Policy loans..............................................        881           1,084
  Real estate and real estate joint ventures
    held-for-investment.....................................         96             112
  Other limited partnership interests.......................      1,248           1,259
  Short-term investments....................................      1,486           3,502
  Other invested assets.....................................      1,029           4,095
                                                                -------        --------
    Total investments.......................................     55,869          56,517
Cash and cash equivalents...................................        521             215
Accrued investment income...................................        549             548
Premiums and other receivables..............................      5,299           4,479
Deferred policy acquisition costs and value of business
  acquired..................................................      3,701           2,862
Assets of subsidiaries transferred..........................         --          10,019
Goodwill....................................................        856             196
Current income tax recoverable..............................          1              --
Deferred income tax asset...................................      1,283              --
Other assets................................................        154             265
Separate account assets.....................................     31,238          30,742
                                                                -------        --------
    Total assets............................................    $99,471        $105,843
                                                                =======        ========

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Future policy benefits....................................    $18,077        $ 12,682
  Policyholder account balances.............................     32,986          33,755
  Other policyholder funds..................................        287             596
  Liabilities of subsidiaries transferred...................         --           5,745
  Current income tax payable................................         --             305
  Deferred income tax liability.............................         --           1,371
  Payables for collateral under securities loaned and other
    transactions............................................      8,750           2,215
  Other liabilities.........................................      1,477           4,127
  Separate account liabilities..............................     31,238          30,742
                                                                -------        --------
    Total liabilities.......................................     92,815          91,538
                                                                -------        --------
Stockholder's Equity:
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized, issued and outstanding........................        100             100
Additional paid-in capital..................................      6,684           5,449
Retained earnings...........................................        241           7,159
Accumulated other comprehensive (loss) income...............       (369)          1,597
                                                                -------        --------
    Total stockholder's equity..............................      6,656          14,305
                                                                -------        --------
    Total liabilities and stockholder's equity..............    $99,471        $105,843
                                                                =======        ========

          See accompanying notes to consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       CONSOLIDATED STATEMENTS OF INCOME
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                  SUCCESSOR                  PREDECESSOR
                                               ----------------   ----------------------------------
                                               SIX MONTHS ENDED   SIX MONTHS ENDED     YEARS ENDED
                                                 DECEMBER 31,         JUNE 30,        DECEMBER 31,
                                               ----------------   ----------------   ---------------
                                                     2005               2005          2004     2003
                                               ----------------   ----------------   ------   ------
REVENUES
Premiums.....................................       $  222             $  325        $  911   $1,082
Universal life and investment-type product
  policy fees................................          442                406           690      531
Net investment income........................        1,216              1,608         3,012    2,743
Other revenues...............................           57                113           207      143
Net investment gains (losses)................         (188)                26             9       32
                                                    ------             ------        ------   ------
       Total revenues........................        1,749              2,478         4,829    4,531
                                                    ------             ------        ------   ------
EXPENSES
Policyholder benefits and claims.............          523                599         1,411    1,568
Interest credited to policyholder account
  balances...................................          504                698         1,305    1,248
Other expenses...............................          383                440           762      557
                                                    ------             ------        ------   ------
       Total expenses........................        1,410              1,737         3,478    3,373
                                                    ------             ------        ------   ------
Income from continuing operations before
  provision for income taxes.................          339                741         1,351    1,158
Provision for income taxes...................           98                205           361      240
                                                    ------             ------        ------   ------
Income from continuing operations............          241                536           990      918
Income from discontinued operations, net of
  income taxes...............................           --                240           491      440
                                                    ------             ------        ------   ------
Net income...................................       $  241             $  776        $1,481   $1,358
                                                    ======             ======        ======   ======

          See accompanying notes to consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                                                                ACCUMULATED OTHER
                                                                                           COMPREHENSIVE INCOME (LOSS)
                                                                                           ----------------------------
                                                                                                              FOREIGN
                                                                   ADDITIONAL              NET UNREALIZED    CURRENCY
                                                          COMMON    PAID-IN     RETAINED     INVESTMENT     TRANSLATION
                                                          STOCK     CAPITAL     EARNINGS   GAINS (LOSSES)   ADJUSTMENT     TOTAL
                                                          ------   ----------   --------   --------------   -----------   -------
BALANCE AT JANUARY 1, 2003 (PREDECESSOR).................  $100     $ 5,443     $ 5,638       $   454         $   --      $11,635
Stock option transactions, net...........................                 3                                                     3
Dividends on common stock................................                          (545)                                     (545)
Comprehensive income (loss):
 Net income..............................................                         1,358                                     1,358
 Other comprehensive income (loss):
   Unrealized gains (losses) on derivative instruments,
     net of income taxes.................................                                          85                          85
   Unrealized investment gains (losses), net of related
     offsets and income taxes............................                                         817                         817
   Foreign currency translation adjustments..............                                                          4            4
                                                                                                                          -------
   Other comprehensive income (loss).....................                                                                     906
                                                                                                                          -------
 Comprehensive income (loss).............................                                                                   2,264
                                                           ----     -------     -------       -------         ------      -------
BALANCE AT DECEMBER 31, 2003 (PREDECESSOR)...............   100       5,446       6,451         1,356              4       13,357
Stock option transactions, net...........................                 3                                                     3
Dividends on common stock................................                          (773)                                     (773)
Comprehensive income (loss):
 Net income..............................................                         1,481                                     1,481
 Other comprehensive income (loss):
   Unrealized gains (losses) on derivative instruments,
     net of income taxes.................................                                          98                          98
   Unrealized investment gains (losses), net of related
     offsets and income taxes............................                                         138                         138
   Foreign currency translation adjustments..............                                                          1            1
                                                                                                                          -------
   Other comprehensive income (loss).....................                                                                     237
                                                                                                                          -------
 Comprehensive income (loss).............................                                                                   1,718
                                                           ----     -------     -------       -------         ------      -------
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR)...............   100       5,449       7,159         1,592              5       14,305
Stock option transactions, net...........................                 3                                                     3
Dividends on common stock................................                          (675)                                     (675)
Comprehensive income (loss):
 Net income..............................................                           776                                       776
 Other comprehensive income (loss):
   Unrealized gains (losses) on derivative instruments,
     net of income taxes.................................                                          57                          57
   Unrealized investment gains (losses), net of related
     offsets and income taxes............................                                         (32)                        (32)
                                                                                                                          -------
   Other comprehensive income (loss).....................                                                                      25
                                                                                                                          -------
 Comprehensive income (loss).............................                                                                     801
Restructuring transactions, net (See Notes 10, 11, and
 15).....................................................            (3,095)     (2,966)         (166)                     (6,227)
                                                           ----     -------     -------       -------         ------      -------
BALANCE AT JUNE 30, 2005 (PREDECESSOR)...................   100       2,357       4,294         1,451              5        8,207
Effect of push down accounting of MetLife, Inc.'s
 purchase price on The Travelers Insurance Company's net
 assets acquired (See Note 1)............................             4,547      (4,294)       (1,451)            (5)      (1,203)
                                                           ----     -------     -------       -------         ------      -------
BALANCE AT JULY 1, 2005 (SUCCESSOR)......................   100       6,904          --            --             --        7,004
Revisions of purchase price pushed down to The Travelers
 Insurance Company's net assets acquired (See Note 1)....              (220)                                                 (220)
Comprehensive income (loss):
 Net income..............................................                           241                                       241
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of related
     offsets and income taxes............................                                        (371)                       (371)
   Foreign currency translation adjustments..............                                                          2            2
                                                                                                                          -------
   Other comprehensive income (loss).....................                                                                    (369)
                                                                                                                          -------
 Comprehensive income (loss).............................                                                                    (128)
                                                           ----     -------     -------       -------         ------      -------
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR).................  $100     $ 6,684     $   241       $  (371)        $    2      $ 6,656
                                                           ====     =======     =======       =======         ======      =======

          See accompanying notes to consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                            SUCCESSOR                    PREDECESSOR
                                                         ----------------   --------------------------------------
                                                         SIX MONTHS ENDED   SIX MONTHS ENDED       YEARS ENDED
                                                           DECEMBER 31,         JUNE 30,          DECEMBER 31,
                                                         ----------------   ----------------   -------------------
                                                               2005               2005           2004       2003
                                                         ----------------   ----------------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income...........................................      $    241           $    776       $  1,481   $  1,358
  Adjustments to reconcile net income to net cash
    provided by operating activities:
    Depreciation and amortization expenses.............             3                  5              4          4
    Amortization of premiums (accretion of discounts)
      associated with investments, net.................            96                (31)           (57)       (62)
    (Gains) losses from sales of investments, net......           188                (41)           (16)       (37)
    Change in undistributed income of real estate joint
      ventures and other limited partnership
      interests........................................           (19)               (22)           107          1
    Interest credited to other policyholder account
      balances.........................................           504                698          1,305      1,248
    Universal life and investment-type product policy
      fees.............................................          (442)              (448)          (781)      (606)
    Change in accrued investment income................           (55)                54            (39)       (42)
    Change in trading securities.......................           103                209            226       (232)
    Change in premiums and other receivables...........           134                 17             (8)         8
    Change in DAC and VOBA, net........................           (76)              (241)          (540)      (442)
    Change in insurance-related liabilities............           679                140            604        832
    Change in current income taxes payable.............            54                167            340         15
    Change in other assets.............................           494                (87)            73        (66)
    Change in other liabilities........................          (971)               (46)          (613)      (401)
    Other, net.........................................             2                 58             56         14
                                                             --------           --------       --------   --------
NET CASH PROVIDED BY OPERATING ACTIVITIES..............      $    935           $  1,208       $  2,142   $  1,592
                                                             --------           --------       --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
    Fixed maturities...................................      $ 22,065           $  7,437       $ 14,745   $ 22,016
    Equity securities..................................           221                108            182        150
    Mortgage and consumer loans........................           724                288            707        358
    Real estate and real estate joint ventures.........            65                146            198        195
    Other limited partnership interests................           173                125            332        239
  Purchases of:
    Fixed maturities...................................       (30,165)            (6,902)       (18,872)   (26,563)
    Equity securities..................................            --               (120)          (157)      (144)
    Mortgage and consumer loans........................          (480)              (452)          (944)      (317)
    Real estate and real estate joint ventures.........           (13)               (11)           (28)       (30)
    Other limited partnership interests................          (330)              (136)          (370)      (437)
  Policy loans.........................................             3                204             14         34
  Net change in short-term investments.................           752              1,102           (116)       814
  Net change in other invested assets..................           252               (206)          (152)         7
  Other, net...........................................             3                 --            130         94
                                                             --------           --------       --------   --------
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES....      $ (6,730)          $  1,583       $ (4,331)  $ (3,584)
                                                             --------           --------       --------   --------

          See accompanying notes to consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

              CONSOLIDATED STATEMENTS OF CASH FLOWS -- (CONTINUED)
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                        SUCCESSOR                    PREDECESSOR
                                                     ----------------   --------------------------------------
                                                     SIX MONTHS ENDED   SIX MONTHS ENDED       YEARS ENDED
                                                       DECEMBER 31,         JUNE 30,          DECEMBER 31,
                                                     ----------------   ----------------   -------------------
                                                           2005               2005           2004       2003
                                                     ----------------   ----------------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
    Deposits.......................................      $  7,441           $  3,252       $  9,619   $  8,326
    Withdrawals....................................        (8,971)            (4,177)        (6,649)    (5,396)
  Net change in payables for collateral under
    securities loaned and other transactions.......         7,478               (943)            89       (430)
  Dividends on common stock........................            --               (675)          (773)      (545)
  Restructuring transactions.......................            --               (259)            --         --
  Other, net.......................................           (75)                --             --         --
                                                         --------           --------       --------   --------
NET CASH PROVIDED BY (USED IN) FINANCING
  ACTIVITIES.......................................         5,873             (2,802)         2,286      1,955
                                                         --------           --------       --------   --------
Change in cash and cash equivalents................            78                (11)            97        (37)
Cash and cash equivalents, beginning of period.....           443                246            149        186
                                                         --------           --------       --------   --------
CASH AND CASH EQUIVALENTS, END OF PERIOD...........      $    521           $    235       $    246   $    149
                                                         ========           ========       ========   ========
Cash and cash equivalents, subsidiaries
  transferred, beginning of period.................      $     --           $     31       $     10   $     18
                                                         --------           --------       --------   --------
CASH AND CASH EQUIVALENTS, SUBSIDIARIES
  TRANSFERRED, END OF PERIOD.......................      $     --           $     --       $     31   $     10
                                                         ========           ========       ========   ========
Cash and cash equivalents, from continuing
  operations, beginning of period..................      $    443           $    215       $    139   $    168
                                                         --------           --------       --------   --------
CASH AND CASH EQUIVALENTS, FROM CONTINUING
  OPERATIONS, END OF PERIOD........................      $    521           $    235       $    215   $    139
                                                         ========           ========       ========   ========
Supplemental disclosures of cash flow information:
  Net cash paid during the period for income
    taxes..........................................      $     90           $    406       $     93   $    309
                                                         ========           ========       ========   ========
  Net cash paid during the period for income taxes,
    subsidiaries transferred.......................      $     --           $     99       $    169   $    147
                                                         ========           ========       ========   ========
  Non-cash transactions during the period:
    Business Dispositions:
      Assets of subsidiaries distributed to parent
         in restructuring transactions.............      $     --           $ 10,472       $     --   $     --
      Liabilities of subsidiaries distributed to
         parent in restructuring transactions......            --              6,014             --         --
                                                         --------           --------       --------   --------
      Net assets of subsidiaries distributed to
         parent in restructuring transactions......            --              4,458       $     --   $     --
      Less: cash disposed..........................            --                 25       $     --   $     --
                                                         --------           --------       --------   --------
      Business dispositions, net of cash
         disposed..................................      $     --           $  4,433       $     --   $     --
                                                         ========           ========       ========   ========
      Inclusion (reversal) of Travelers Property
         Casualty minority interest in joint
         ventures..................................      $     --           $     --       $    (58)  $     63
                                                         ========           ========       ========   ========
      Acquisition of real estate through
         foreclosures of mortgage loans............      $     --           $     --       $     --   $     53
                                                         ========           ========       ========   ========

---------------
See Note 1 for purchase accounting adjustments.
See Note 10, 11, and 15 for non-cash restructuring transactions.

          See accompanying notes to consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  ACQUISITION OF THE TRAVELERS INSURANCE COMPANY BY METLIFE, INC.

     On July 1, 2005 (the "Acquisition Date"), The Travelers Insurance Company ("TIC," together with its subsidiaries, including The Travelers Life and Annuity Company ("TLAC"), the "Company") and other affiliated entities, including substantially all of Citigroup Inc.'s ("Citigroup") international insurance businesses, and excluding Primerica Life Insurance Company and its subsidiaries ("Primerica") (collectively, "Travelers"), were acquired by MetLife, Inc. ("MetLife") from Citigroup (the "Acquisition") for $12.0 billion. MetLife is a leading provider of insurance and other financial services to millions of individual and institutional customers throughout the United States. Outside the United States, the MetLife companies have direct insurance operations in Asia Pacific, Latin America and Europe.

     Consideration paid by MetLife for the purchase consisted of approximately $10.9 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of approximately $1.0 billion to Citigroup and approximately $100 million in other transaction costs. Consideration paid to Citigroup will be finalized subject to review of the June 30, 2005 financial statements of Travelers by both MetLife and Citigroup and interpretation of the provisions of the acquisition agreement, dated as of January 31, 2005 between MetLife and Citigroup (the "Acquisition Agreement"), by both parties.

     In accordance with Statement of Financial Accounting Standards ("SFAS") No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets , the Acquisition is being accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of the Company be identified and measured at their fair value as of the Acquisition Date. As required by the U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin Topic 5-J., Push Down Basis of Accounting Required in Certain Limited Circumstances, the purchase method of accounting applied by MetLife to the acquired assets and liabilities associated with the Company has been "pushed down" to the consolidated financial statements of the Company, thereby establishing a new basis of accounting. This new basis of accounting is referred to as the "successor basis," while the historical basis of accounting is referred to as the "predecessor basis." Financial statements included herein for periods prior and subsequent to the Acquisition Date are labeled "predecessor" and "successor," respectively.

  Purchase Price Allocation and Goodwill -- Preliminary

     The purchase price has been allocated to the assets acquired and liabilities assumed using management's best estimate of their fair values as of the Acquisition Date. The computation of the purchase price and the allocation of the purchase price to the net assets acquired based upon their respective fair values as of July 1, 2005, and the resulting goodwill, as revised, are presented below. During the fourth quarter of 2005, the Company revised the purchase price allocation as a result of reviews of the Company's underwriting criteria performed in order to refine the estimate of fair values of assumed future policy benefit liabilities. As a result of these reviews and actuarial analyses, and to be consistent with MetLife's reserving methodologies, the Company increased its estimate of the fair value of liabilities relating to a specific group of acquired life insurance policies. Consequently, the fair value of future policy benefits assumed increased by $360 million, net of the related deferred tax assets of $126 million, for a net change of $234 million. The Company expects to complete its reviews and, if required, further refine its estimate of the fair value of such liabilities by June 30, 2006. Additionally, the Company received updated information regarding the fair values of certain assets and liabilities such as its investments in other limited partnerships, mortgage and consumer loans, other assets and other liabilities resulting in a change in the fair value of assets and liabilities acquired, net of their related deferred tax effects, of $28 million. These adjustments resulted in a reduction of the total net fair value of the assets acquired and liabilities assumed of $262 million from those initially estimated. Based upon MetLife's method of attributing the purchase price to the entities acquired, the portion of Travelers' purchase price attributed to the Company was decreased by $220 million resulting in an increase in goodwill of $42 million.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The fair value of certain other assets acquired and liabilities assumed, including goodwill, may be further adjusted during the allocation period due to finalization of the purchase price to be paid to Citigroup as noted previously, agreement between Citigroup and MetLife as to the tax basis purchase price to be allocated to the acquired subsidiaries, and receipt of information regarding the estimation of certain fair values. In no case will the adjustments extend beyond one year from the Acquisition Date.

                                                                        SUCCESSOR
                                                         ---------------------------------------
                                                                   AS OF JULY 1, 2005
                                                         ---------------------------------------
                                                                      (IN MILLIONS)
TOTAL PURCHASE PRICE...................................                            $11,966
  Purchase price attributed to other affiliates........                              5,182
                                                                                   -------
  Purchase price attributed to the Company.............                              6,784
NET ASSETS ACQUIRED PRIOR TO PURCHASE ACCOUNTING
  ADJUSTMENTS..........................................       $ 8,207
ADJUSTMENTS TO REFLECT ASSETS ACQUIRED AT FAIR
  VALUE:...............................................
  Fixed maturities available-for-sale, at fair value...           (26)
  Mortgage loans on real estate........................            72
  Real estate and real estate joint ventures
     held-for-investment...............................            39
  Other limited partnership interests..................            48
  Other invested assets................................           (36)
  Premiums and other receivables.......................         1,001
  Elimination of historical deferred policy acquisition
     costs.............................................        (3,052)
  Value of business acquired...........................         3,490
  Value of distribution agreements and customer
     relationships acquired............................            73
  Net deferred income tax asset........................         1,747
  Elimination of historical goodwill...................          (196)
  Other assets.........................................           (11)
ADJUSTMENTS TO REFLECT LIABILITIES ASSUMED AT FAIR
  VALUE:...............................................
  Future policy benefits...............................        (3,752)
  Policyholder account balances........................        (1,869)
  Other liabilities....................................           193
                                                              -------
NET FAIR VALUE OF ASSETS ACQUIRED AND LIABILITIES
  ASSUMED..............................................                              5,928
                                                                                   -------
GOODWILL RESULTING FROM THE ACQUISITION................                            $   856
                                                                                   =======

     Goodwill resulting from the Acquisition has been allocated to the Company's segments, as well as Corporate & Other, that are expected to benefit from the Acquisition as follows:

                                                                   SUCCESSOR
                                                               ------------------
                                                               AS OF JULY 1, 2005
                                                               ------------------
                                                                 (IN MILLIONS)
Institutional...............................................          $305
Individual..................................................           159
Corporate & Other...........................................           392
                                                                      ----
  TOTAL.....................................................          $856
                                                                      ====

     The entire amount of goodwill is expected to be deductible for income tax purposes.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Condensed Statement of Net Assets Acquired

     The condensed statement of net assets acquired reflects the fair value of the Company's net assets as of July 1, 2005 as follows:

                                                                  SUCCESSOR
                                                              ------------------
                                                              AS OF JULY 1, 2005
                                                              ------------------
                                                                (IN MILLIONS)
ASSETS:
Fixed maturities available-for-sale.........................       $41,210
Trading securities..........................................           555
Equity securities available-for-sale........................           617
Mortgage loans on real estate...............................         2,363
Policy loans................................................           884
Real estate and real estate joint ventures
  held-for-investment.......................................           126
Other limited partnership interests.........................         1,120
Short-term investments......................................         2,225
Other invested assets.......................................         1,205
                                                                   -------
  Total investments.........................................        50,305
Cash and cash equivalents...................................           443
Accrued investment income...................................           494
Premiums and other receivables..............................         4,688
Value of business acquired..................................         3,490
Goodwill....................................................           856
Other intangible assets.....................................            73
Deferred tax asset..........................................         1,174
Other assets................................................           730
Separate account assets.....................................        30,427
                                                                   -------
  Total assets acquired.....................................        92,680
                                                                   -------
LIABILITIES:
Future policy benefits......................................        17,551
Policyholder account balances...............................        34,251
Other policyholder funds....................................           114
Current income taxes payable................................            36
Other liabilities...........................................         3,517
Separate account liabilities................................        30,427
                                                                   -------
  Total liabilities assumed.................................        85,896
                                                                   -------
  Net assets acquired.......................................       $ 6,784
                                                                   =======

  Other Intangible Assets

     Value of business acquired ("VOBA") reflects the estimated fair value of in-force contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

flows from the life insurance and annuity contracts in-force at the Acquisition Date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience.

     The value of the other identifiable intangibles reflects the estimated fair value of the Company's distribution agreements and customer relationships acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreements. If actual experience under the distribution agreements or with customer relationships differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of VOBA, as well as the other identifiable intangible assets. In selecting the appropriate discount rates, management considered the calculated weighted average cost of capital, as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

     The fair value of business acquired, distribution agreements and customer relationships acquired are as follows:

                                                             SUCCESSOR
                                                           -------------    WEIGHTED AVERAGE
                                                           JULY 1, 2005    AMORTIZATION PERIOD
                                                           -------------   -------------------
                                                           (IN MILLIONS)
Value of business acquired...............................     $3,490            16 years
Value of distribution agreements and customer
  relationships acquired.................................         73            16 years
                                                              ------
  Total value of intangible assets acquired, excluding
     goodwill............................................     $3,563            16 years
                                                              ======

     The estimated future amortization of the value of business acquired, distribution agreements and customer relationships acquired from 2006 to 2010 is as follows:

                                                              (IN MILLIONS)
2006........................................................      $322
2007........................................................      $316
2008........................................................      $300
2009........................................................      $282
2010........................................................      $262

2.  SUMMARY OF ACCOUNTING POLICIES

  BUSINESS

     TIC is a Connecticut corporation incorporated in 1863. As described more fully in Note 1, on July 1, 2005, TIC became a wholly-owned subsidiary of MetLife, a leading provider of insurance and other financial services to millions of individual and institutional customers throughout the United States. Outside the United States, the MetLife companies have direct insurance operations in Asia Pacific, Latin America and Europe. The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products. Prior to the Acquisition, TIC was a wholly-owned subsidiary of Citigroup Insurance Holding Company ("CIHC"). Primerica was distributed via dividend from TIC to CIHC on June 30, 2005 in

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

contemplation of the Acquisition. Primerica is reported in discontinued operations for all periods presented. See Note 15.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of
(i) the Company; (ii) partnerships and joint ventures in which the Company has control; and (iii) variable interest entities ("VIEs") for which the Company is deemed to be the primary beneficiary. Assets, liabilities, revenues and expenses of the general account for 2005 and 2004 include amounts related to certain separate accounts previously reported in separate account assets and liabilities. See "-- Application of Recent Accounting Pronouncements." Intercompany accounts and transactions have been eliminated.

     Minority interest related to consolidated entities included in other liabilities was $180 million and $216 million at December 31, 2005 and 2004, respectively.

     As described more fully in Note 1, the application of purchase accounting resulted in the establishment of a new basis of accounting. Consequently, all periods prior and subsequent to the Acquisition Date are labeled "predecessor" and "successor," respectively. As such periods are not prepared on a consistent basis, the six month period and the years prior to the Acquisition are presented separately from the six month period subsequent to the Acquisition.

     Certain amounts in the predecessor consolidated financial statements for periods prior to July 1, 2005 have been reclassified to conform with the presentation of the successor.

     Significant reclassifications to the consolidated balance sheet as of December 31, 2004 are as follows: (i) securities previously reported in other invested assets are now reported in equity securities; (ii) real estate and real estate joint ventures previously reported in other invested assets are now reported in real estate and real estate joint ventures held-for-investment;
(iii) corporate joint ventures that were previously reported in other invested assets are now reported in other limited partnership interests; (iv) positive derivative revaluation previously reported in other assets are now reported in other invested assets; (v) reinsurance recoverables are now reported in premiums and other receivables; (vi) VOBA previously reported in other assets is now reported in deferred policy acquisition costs ("DAC"); (vii) policy and contract claim liabilities previously reported in contractholder funds are now reported in other policyholder funds; (viii) balances on investment-type contracts previously reported in contractholder funds are now reported in policyholder account balances; (ix) deferred sales inducements previously reported as part of DAC, are now reported in other assets; (x) trading securities sold and not yet purchased are now reported in other liabilities; and (xi) deferred profits previously reported as other liabilities are now reported in other policyholder funds.

     Reclassifications to the consolidated statements of income for the years ended December 31, 2004 and 2003, were primarily related to certain reinsurance and other revenues previously reported in general and administrative expenses which are now reported in other revenues. In addition, amortization of DAC is now reported in other expenses.

     The consolidated statements of cash flows for the years ended December 31, 2004 and 2003 have been presented using the indirect method. Reclassifications made to the consolidated statements of cash flows for the years ended December 31, 2004 and 2003 primarily related to investment-type policy activity previously reported as cash flows from operating activities which are now reported as cash flows from financing activities. In addition, net changes in payables for securities loaned transactions were reclassified from cash flows from investing activities to cash flows from financing activities and accrued withdrawn benefits were reclassified from cash flows from financing activities to cash flows from operating activities. Additionally, the statement of cash flows for the six months ended June 30, 2005 has been restated to include the cash flows of discontinued operations, which were previously excluded from that statement.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  SUMMARY OF CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining: (i) investment impairments; (ii) the fair value of investments in the absence of quoted market values; (iii) application of the consolidation rules to certain investments;
(iv) the fair value of and accounting for derivatives; (v) the capitalization and amortization of DAC and the establishment and amortization of VOBA; (vi) the measurement of goodwill and related impairment, if any; (vii) the liability for future policyholder benefits; (viii) accounting for reinsurance transactions; and (ix) the liability for litigation and regulatory matters. The application of purchase accounting requires the use of estimation techniques in determining the fair value of the assets acquired and liabilities assumed -- the most significant of which relate to the aforementioned critical estimates. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturities, trading securities, mortgage and consumer loans, other limited partnerships and real estate joint ventures, all of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost; (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts. In addition, the Company enters into certain structured investment transactions, real estate joint ventures and limited partnerships for which the Company may be deemed to be the primary beneficiary and, therefore, may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

  Derivatives

     The Company enters into freestanding derivative transactions primarily to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial assets and liabilities. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. The Company also purchases investment securities, issues certain insurance policies and engages in certain reinsurance contracts that have embedded derivatives. The associated financial statement risk is the volatility in net income which can result from (i) changes in fair value of derivatives not qualifying as accounting hedges; (ii) ineffectiveness of designated hedges; and (iii) counterparty default. In addition, there is a risk that embedded derivatives requiring bifurcation are not identified and reported at fair value in the consolidated financial statements. Accounting for derivatives is complex, as evidenced by significant authoritative interpretations of the primary accounting standards which continue to evolve, as well as the significant judgments and estimates involved in determining fair value in the absence of quoted market values. These estimates are based on valuation methodologies and assumptions deemed appropriate under the circumstances. Such assumptions include estimated volatility and interest rates used in the determination of fair value where quoted market values are not available. The use of different assumptions may have a material effect on the estimated fair value amounts.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are deferred. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, morbidity, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross profits, which generally are used to amortize such costs. VOBA reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the insurance and annuity contracts in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC and VOBA. This practice assumes that the expectation for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. The Company tests goodwill for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

unit" level. A reporting unit is the operating segment, or a business that is one level below the operating segment if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation. Utilizing these assumptions, liabilities are established on a block of business basis.

     Differences between actual experience and the assumptions used in pricing these policies and in the establishment of liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

  Reinsurance

     The Company enters into reinsurance transactions as a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

  Litigation

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. The limitations of available data and uncertainty regarding numerous variables make it difficult to estimate liabilities. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

not be estimated as of December 31, 2005. Furthermore, it is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  SIGNIFICANT ACCOUNTING POLICIES

  Investments

     The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These adjustments are recorded as investment losses. The assessment of whether such impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described in "--Summary of Critical Accounting Estimates--Investments," about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.

     The Company's review of its fixed maturities and equity securities for impairments also includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

     Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis. Amortization of premium and accretion of discount on fixed maturity securities is recorded using the effective interest method.

     Mortgage and consumer loans are stated at amortized cost, net of valuation allowances. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral or the loan's market value if the loan is being sold. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics, for example, mortgage loans based on similar property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment.

     Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Once the Company identifies a property that is expected to be sold within one year and commences a firm plan for marketing the property, the Company, if applicable, classifies the property as held-for-sale and reports the related net investment income and any resulting investment gains and losses as

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

discontinued operations. Real estate held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. Cost of real estate held-for-investment is adjusted for impairment whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. Impaired real estate is written down to estimated fair value with the impairment loss being included in net investment gains and losses. Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage and consumer loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

     Policy loans are stated at unpaid principal balances.

     Short-term investments are stated at amortized cost, which approximates fair value.

     Other invested assets consist primarily of the fair value of the Company's freestanding derivative instruments. In 2004, other invested assets also included the Company's investment in the preferred stock of Citigroup. See Note 10.

     Prior to the Acquisition, the Company used the equity method of accounting for all real estate joint ventures and other limited partnership interests in which it had an ownership interest but did not control, including those in which it had a minor equity investment or virtually no influence over operations.

     Subsequent to the Acquisition, the Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor ownership interest or more than minor influence over operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor ownership investment and virtually no influence over operations.

  Trading Securities

     Trading securities are recorded at fair value with subsequent changes in fair value recognized in net investment income.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage its various risks. Additionally, the Company enters into income generation and replication derivatives as permitted by its Derivatives Use Plans approved by the applicable state insurance departments. Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, financial indices, credit spreads, market volatility and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended, changes in the fair value of the derivative are reported in net investment gains (losses).

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statements of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses).

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated under SFAS 133. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the consolidated balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses).

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Certain securities of $208 million were reclassified to cash equivalents from short-term investments due to the revised term to maturity at the Acquisition Date.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     DAC represents the costs of acquiring new and renewal insurance business that vary with, and are primarily related to, the production of that business are deferred. Such costs consist principally of commissions and agency and policy issue expenses. VOBA represents the present value of estimated future profits to be generated from existing insurance contracts in-force at the Acquisition Date.

     Generally, DAC and VOBA are amortized in proportion to the present value of estimated gross profits from investment, mortality, expense margins and surrender charges. Interest rates used to compute the present value of estimated gross profits are based on rates in effect at the inception or acquisition of the contracts.

     Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. This practice assumes that the expectation for long-term equity investment appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of DAC. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

     DAC and VOBA for non-participating traditional life, non-medical health and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Prior to the Acquisition, the Company amortized its deferred and payout annuity contracts employing a level effective yield methodology, whereas subsequent to the Acquisition, the Company amortizes DAC for deferred annuity contracts in proportion to anticipated gross profits and payout annuity contracts in proportion to anticipated premiums.

     Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired and is as follows:

                                                                  SUCCESSOR
                                                              -----------------
                                                              DECEMBER 31, 2005
                                                              -----------------
                                                                (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD.............................        $196
Elimination of historical goodwill..........................        (196)
Effect of push down accounting of MetLife's purchase price
  on TIC's net assets acquired (See Note 1).................         856
                                                                    ----
BALANCE, BEGINNING AND END OF PERIOD........................        $856
                                                                    ====

     Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or a discounted cash flow model.

  Liability for Future Policy Benefits and Policyholder Account Balances

     Overview

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. For contracts in-force at the time of the Acquisition, the Company revalued the liabilities using updated assumptions as to interest rates, mortality, persistency and provisions for adverse deviation which were current as of the time of the Acquisition. The interest rate for future policy benefit liabilities on non-participating traditional life insurance on the successor basis is approximately 4% at

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

December 31, 2005. Interest rates for the future policy benefit liabilities on the predecessor basis ranged from 3% to 7% at December 31, 2004.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. The interest rates used in establishing such liabilities on the successor basis range from 4% to 6% at December 31, 2005. The interest rates for such liabilities on the predecessor basis ranged from 2% to 9% at December 31, 2004.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. The interest rate used in establishing such liabilities on the successor basis is approximately 4% at December 31, 2005. The interest rates for such liabilities on the predecessor basis ranged from 7% to 8% at December 31, 2004.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. The interest rate used in establishing such liabilities on the successor basis is approximately 4% at December 31, 2005. The interest rates for such liabilities on the predecessor basis ranged from 7% to 8% at December 31, 2004.

     Liabilities for unpaid claim expenses for the Company's workers' compensation business are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to
(i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 0.3% to 13% on the successor basis at December 31, 2005 and 1% to 8% on the predecessor basis at December 31, 2004, less expenses, mortality charges, and withdrawals; and (iii) fair value purchase accounting adjustments relating to the Acquisition.

     Product Liability Classification Changes Resulting from the Acquisition

     Prior to the Acquisition, the Company determined the classification of its single premium immediate annuities and structured settlements as investment or insurance contracts at the contract level. As such, single premium immediate annuities and structured settlements with life contingent payments were classified and accounted for as "limited pay" long-duration insurance contracts due to their significant mortality risk. The liability associated with these contracts was reported in future policyholder benefits on the Company's consolidated balance sheet. Contracts without life contingencies were classified as investment contracts and were reported in policyholder account balances.

     Subsequent to the Acquisition, the Company classifies single premium immediate annuities and structured settlements at the block of business level which combines those contracts with life contingencies and those contracts without life contingencies. In the aggregate, both the single premium immediate annuities and structured settlements contain significant mortality risk. Therefore, the Company accounts for all single premium immediate annuities and structured settlements as long-duration insurance contracts and reports them as future policyholder benefits.

     With respect to immediate participation guarantee contracts, contracts may have funds associated with future life contingent payments on behalf of specific lives, as well as unallocated funds not yet associated with

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

specific lives or future payments. Prior to the Acquisition, the Company classified and reported funds within a contract that were associated with life contingent payments in future policyholder benefits on the Company's consolidated balance sheet. All other funds held with respect to those contracts were reported in policyholder account balances on the Company's consolidated balance sheet.

     Subsequent to the Acquisition, the Company evaluates the immediate participation guarantee contracts at the aggregate level. Based upon the Company's current evaluation, all immediate participation guarantee contracts are accounted for as universal life contracts and are being reported in policyholder account balances on the Company's consolidated balance sheet.

     Prior to the Acquisition, the Company recorded its deferred annuity contracts, including the guaranteed minimum death benefit ("GMDB") features, as investment contracts. Subsequent to the Acquisition, the Company records such contracts as insurance products. As a result, the Company has established a future policyholder benefit liability for GMDBs in accordance with Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1").

  Guarantees

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary and paid up guarantees relating to certain life policies as follows:

     - Annuity guaranteed death benefit liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the liabilities are consistent with those used for amortizing DAC, including the mean reversion assumption. The assumptions of investment performance and volatility are consistent with the historical experience of the capital markets. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Liabilities for universal and variable life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary and paid up guarantee liabilities are consistent with those used for amortizing DAC. The assumptions of investment performance and volatility for variable products are consistent with the historical experience of the capital markets. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company offers certain variable annuity products with guaranteed minimum benefit riders as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB"s) guarantee a policyholder return of the purchase payment plus a bonus amount via partial withdrawals, even if the account value is reduced to zero, provided that the policyholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract. When an additional purchase payment is made, the guaranteed withdrawal amount is set

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

equal to the greater of (i) the guaranteed withdrawal amount before the purchase payment; or (ii) the benefit base after the purchase payment. The benefit base increases by additional purchase payments plus a bonus amount and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also change as a result of an optional reset as defined in the contract. The benefit base can be reset to the account balance on the date of the reset if greater than the benefit base before the reset. The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefit riders ("GMAB"s) provide the contractholder with a minimum accumulation of their purchase payments deposited within a specific time period, adjusted proportionately for withdrawals, after a specified period of time determined at the time of issuance of the variable annuity contract. The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

The fair value of the GMWBs and GMABs is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits. GMWBs and GMABs are reported in policyholder account balances and the changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policyholder Funds

     Other policyholder funds includes policy and contract claims and unearned policy and contract fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term. Prior to the Acquisition, deferred revenues on life and annuity policies with life contingencies were reported in other liabilities, whereas subsequent to the Acquisition, these amounts are included in other policyholder funds on the accompanying consolidated balance sheet.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

  Other Revenues

     Other revenues include fees and broker-dealer commissions. Such fees and commissions are recognized in the period in which services are performed. Other revenues also include changes in account value relating to corporate-owned life insurance ("COLI"). Under certain COLI contracts, if the Company reports certain unlikely adverse results in its consolidated financial statements, withdrawals would not be immediately

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

available and would be subject to market value adjustment, which could result in a reduction of the account value.

  Federal Income Taxes

     The future tax consequences of temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet dates and are recorded as deferred income tax assets and liabilities. Valuation allowances are established when management assesses, based on available information, that it is more likely than not that deferred income tax assets will not be realized.

     For federal income tax purposes, an election under Internal Revenue Code
Section 338 was made by the Company's parent, MetLife. As a result of this election, the income tax bases in the acquired assets and liabilities were adjusted as of the Acquisition Date resulting in a change to the related deferred income taxes. See Notes 1 and 7.

  Reinsurance

     The Company has reinsured certain of its life insurance contracts with other insurance companies under various agreements. For reinsurance contracts that transfer sufficient underwriting risk, reinsurance premiums, commissions, expense reimbursements, benefits and liabilities related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period. Amounts due from reinsurers, for both short- and long-duration arrangements, are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. DAC and VOBA are reduced by amounts recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported in other revenues.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Effective with the adoption of SOP 03-1 on January 1, 2004, the Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income. In connection with the adoption of SOP 03-1, separate account assets with a fair value of $500 million were reclassified to general account investments with a corresponding transfer of separate account liabilities to future policy benefits and policyholder account balances. See "-- Application of Recent Accounting Pronouncements."

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  APPLICATION OF RECENT ACCOUNTING PRONOUNCEMENTS

     In February 2006, the Financial Accounting Standards Board ("FASB") issued SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;
(iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. SFAS 155 will be applied prospectively and is effective for all financial instruments acquired or issued for fiscal years beginning after September 15, 2006. SFAS 155 is not expected to have a material impact on the Company's consolidated financial statements. The FASB has issued additional guidance relating to derivative financial instruments as follows:

     - In June 2005, the FASB cleared SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarified that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS No. 133. Issue B39 clarified that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. Issues B38 and B39, which must be adopted as of the first day of the first fiscal quarter beginning after December 15, 2005, did not have a material impact on the Company's consolidated financial statements.

     - Effective July 1, 2003, the Company adopted SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities ("SFAS 149"). SFAS 149 amended and clarified the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain previously issued and effective guidance, SFAS 149 was effective for contracts entered into or modified after June 30, 2003. The

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Company's adoption of SFAS 149 did not have a significant impact on its consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and For Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. A replacement contract that is substantially changed will be accounted for as an extinguishment of the replaced contract resulting in a release of unamortized deferred acquisition costs, unearned revenue and deferred sales inducements associated with the replaced contract. The guidance in SOP 05-1 will be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is currently evaluating the impact of SOP 05-1 and does not expect that the pronouncement will have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of Accounting Principles Board ("APB") Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of Emerging Issues Task Force ("EITF") Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities ("SFAS 115"), that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP 115-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements and has provided the required disclosures.

     In June 2005, the EITF reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. The adoption of this provision of EITF 04-5 did not have a material impact on the Company's consolidated financial statements. EITF 04-5 must be adopted by January 1, 2006 for all other limited partnerships through a cumulative effect of a change in accounting principle recorded in opening equity or it may be applied retrospectively by adjusting prior period financial statements. The adoption of this provision of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). The statement requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, Accounting for Investments in Limited Liability Companies ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2004, the Company adopted SOP 03-1 as interpreted by a Technical Practice Aid issued by the AICPA. SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. The following summarizes the more significant aspects of the Company's adoption of SOP 03-1 prior to the Acquisition, effective January 1, 2004:

          Separate Account Presentation. SOP 03-1 requires separate account products to meet certain criteria in order to be treated as separate account products. For products not meeting the specified criteria, these assets and liabilities are included in the reporting entity's general account.

          The Company's adoption of SOP 03-1 resulted in the consolidation on the Company's balance sheet at January 1, 2004 of approximately $500 million of investments previously held in separate and variable account assets and approximately $500 million of contractholder funds previously held in separate and variable account liabilities.

          Variable Annuity Contracts with Guaranteed Minimum Death Benefit Features. SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a liability for insurance contracts, and provides that the reporting entity does not hold liabilities for investment contracts (i.e., there is no significant mortality risk).

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          Liabilities for Universal Life and Variable Universal Life
     Contracts. SOP 03-1 requires that a liability, in addition to the account balance, be established for certain insurance benefit features provided under universal life and variable universal life products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

          The Company's universal life and variable universal life products were reviewed to determine whether an additional liability is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its universal life and variable universal life contracts with these features and established an additional liability of approximately $1 million.

          Sales Inducements to Contractholders. In accordance with SOP 03-1, the Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. These inducements relate to bonuses on certain products offered by the Company.

     Effective the third quarter of 2003, the Company adopted FASB Interpretation ("FIN") No. 46, Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51 and its December 2003 revision ("FIN 46(r)"), which includes substantial changes from the original FIN
46. Included in these changes, the calculation of expected losses and expected residual returns has been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, the definition of a variable interest has been changed in the revised guidance.

     FIN 46 and FIN 46(r) change the method of determining whether certain entities, including securitization entities, should be consolidated in the Company's financial statements. An entity is subject to FIN 46 and FIN 46(r) and is called a VIE if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties; or (ii) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under SFAS No. 94, Consolidation of All Majority-Owned Subsidiaries. A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

     The adoption of the provisions of FIN 46(r) during the third quarter of 2003 did not require the Company to consolidate any additional VIEs that were not previously consolidated.

     Effective January 1, 2003, the Company adopted SFAS No. 146, Accounting for Costs Associated with Exit or Disposal Activities ("SFAS 146"). SFAS 146 requires that a liability for a cost associated with an exit or disposal activity be recorded and measured initially at fair value only when the liability is incurred rather than at the date of an entity's commitment to an exit plan as required by EITF Issue No. 94-3, Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity Including Certain Costs Incurred in a Restructuring ("EITF 94-3"). As required by SFAS 146, the Company adopted this guidance on a prospective basis which had no material impact on the Company's consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

3.  INVESTMENTS

  FIXED MATURITIES BY SECTOR AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables set forth the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturities by sector and equity securities, the percentage of the total fixed maturities holdings that each sector represents and the percentage of the total equity securities at:

                                                              SUCCESSOR
                                             --------------------------------------------
                                                          DECEMBER 31, 2005
                                             --------------------------------------------
                                                            GROSS
                                              COST OR    UNREALIZED
                                             AMORTIZED   -----------   ESTIMATED    % OF
                                               COST      GAIN   LOSS   FAIR VALUE   TOTAL
                                             ---------   ----   ----   ----------   -----
                                                        (DOLLARS IN MILLIONS)
U.S. corporate securities..................   $16,788    $ 45   $393    $16,440      34.1%
Residential mortgage-backed securities.....    11,304      14    121     11,197      23.2
U.S. Treasury/agency securities............     6,153      20     61      6,112      12.7
Foreign corporate securities...............     5,323      30    139      5,214      10.8
Commercial mortgage-backed securities......     4,545      10     75      4,480       9.3
Asset-backed securities....................     3,594       9     14      3,589       7.5
State and political subdivision
  securities...............................       632      --     25        607       1.3
Foreign government securities..............       472      17      2        487       1.0
                                              -------    ----   ----    -------     -----
  Total bonds..............................    48,811     145    830     48,126      99.9
Redeemable preferred stocks................        37       1      2         36       0.1
                                              -------    ----   ----    -------     -----
  Total fixed maturities...................   $48,848    $146   $832    $48,162     100.0%
                                              =======    ====   ====    =======     =====
Non-redeemable preferred stocks............   $   327    $  1   $  5    $   323      76.7%
Common stocks..............................        97       4      3         98      23.3
                                              -------    ----   ----    -------     -----
  Total equity securities..................   $   424    $  5   $  8    $   421     100.0%
                                              =======    ====   ====    =======     =====

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                             PREDECESSOR
                                            ----------------------------------------------
                                                          DECEMBER 31, 2004
                                            ----------------------------------------------
                                                            GROSS
                                             COST OR     UNREALIZED
                                            AMORTIZED   -------------   ESTIMATED    % OF
                                              COST       GAIN    LOSS   FAIR VALUE   TOTAL
                                            ---------   ------   ----   ----------   -----
                                                        (DOLLARS IN MILLIONS)
U.S. corporate securities.................   $21,956    $1,337   $33     $23,260      54.6%
Residential mortgage-backed securities....     4,636       122     4       4,754      11.2
U.S. Treasury/agency securities...........     1,818        99    --       1,917       4.5
Foreign corporate securities..............     6,855       384    12       7,227      16.9
Commercial mortgage-backed securities.....     2,249       113     3       2,359       5.5
Asset-backed securities...................     1,861        17     3       1,875       4.4
State and political subdivision
  securities..............................       360        41     1         400       0.9
Foreign government securities.............       576        59    --         635       1.5
                                             -------    ------   ---     -------     -----
  Total bonds.............................    40,311     2,172    56      42,427      99.5
Redeemable preferred stocks...............       155        40     1         194       0.5
                                             -------    ------   ---     -------     -----
  Total fixed maturities..................   $40,466    $2,212   $57     $42,621     100.0%
                                             =======    ======   ===     =======     =====
Non-redeemable preferred stocks...........   $   124    $    3   $ 1     $   126      33.7%
Common stocks.............................       208        41     1         248      66.3
                                             -------    ------   ---     -------     -----
  Total equity securities.................   $   332    $   44   $ 2     $   374     100.0%
                                             =======    ======   ===     =======     =====

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company is not exposed to any significant concentration of credit risk in its U.S. and foreign corporate fixed maturities portfolio, other than those disclosed below:

                                                           SUCCESSOR          PREDECESSOR
                                                       -----------------   -----------------
                                                       DECEMBER 31, 2005   DECEMBER 31, 2004
                                                       -----------------   -----------------
                                                                   (IN MILLIONS)
Communications(1)....................................       $2,753              $3,933
Banking..............................................       $2,193              $2,728
Electric Utilities...................................       $2,042              $2,965
Finance Companies....................................       $1,777              $3,344
Capital Goods(2).....................................       $1,223              $1,652
Real Estate Investment Trust.........................       $1,125              $1,983
Energy...............................................       $  991              $1,557
Basic Industry(3)....................................       $  936              $1,537
Insurance............................................       $  883              $1,769
Food and Beverage....................................       $  772              $  905
Natural Gas Utilities................................       $  737              $  911
Brokerage............................................       $  670              $  726
Industrial Other.....................................       $  650              $  629
Transportation(4)....................................       $  608              $  683

---------------

(1) Communications includes telecommunications, media cable and media non-cable.

(2) Capital goods includes aerospace, building materials, conglomerates, construction machine, containers, defense, packaging and environmental.

(3) Basic industry includes chemicals, metals, and paper.

(4) Transportation includes airlines, railroad and transportation services.

     The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $3,080 million and $4,955 million at December 31, 2005 and 2004, respectively. These securities had a net unrealized gain (loss) of ($40) million and $392 million at December 31, 2005 and 2004, respectively. The Company held non-income producing fixed maturities at estimated fair values of $3 million and $47 million at December 31, 2005 and 2004, respectively. Unrealized gains (losses) associated with non-income producing fixed maturities were ($5) million and $18 million at December 31, 2005 and 2004, respectively.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The cost or amortized cost and estimated fair value of bonds at December 31, 2005 and 2004, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                    SUCCESSOR               PREDECESSOR
                                              ----------------------   ----------------------
                                                DECEMBER 31, 2005        DECEMBER 31, 2004
                                              ----------------------   ----------------------
                                               COST OR                  COST OR
                                              AMORTIZED   ESTIMATED    AMORTIZED   ESTIMATED
                                                COST      FAIR VALUE     COST      FAIR VALUE
                                              ---------   ----------   ---------   ----------
                                                               (IN MILLIONS)
Due in one year or less.....................   $ 1,336     $ 1,330      $ 2,087     $ 2,127
Due after one year through five years.......     9,730       9,623       11,394      11,849
Due after five years through ten years......     8,922       8,734       11,573      12,264
Due after ten years.........................     9,380       9,173        6,511       7,199
                                               -------     -------      -------     -------
  Subtotal..................................    29,368      28,860       31,565      33,439
Mortgage-backed, commercial mortgage-backed
  and other asset-backed securities.........    19,443      19,266        8,746       8,988
                                               -------     -------      -------     -------
  Subtotal..................................    48,811      48,126       40,311      42,427
Redeemable preferred stocks.................        37          36          155         194
                                               -------     -------      -------     -------
     Total fixed maturities.................   $48,848     $48,162      $40,466     $42,621
                                               =======     =======      =======     =======

     Bonds not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     The Company makes investments in collateralized mortgage obligations ("CMOs"). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

     At December 31, 2005 and 2004, the Company held CMOs classified as available-for-sale with a fair value of $7,224 million and $2,395 million, respectively. Approximately 55% and 54% of the Company's CMO holdings were fully collateralized by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC") securities at December 31, 2005 and 2004, respectively. In addition, the Company held $3,973 million and $2,359 million of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2005 and 2004, respectively. All of these securities are rated AAA by the major rating agencies.

     Sales or disposals of fixed maturities and equity securities classified as available-for-sale were as follows:

                                        SUCCESSOR                   PREDECESSOR
                                     ----------------   -----------------------------------
                                     SIX MONTHS ENDED   SIX MONTHS ENDED     YEARS ENDED
                                       DECEMBER 31,         JUNE 30,         DECEMBER 31,
                                     ----------------   ----------------   ----------------
                                           2005               2005          2004     2003
                                     ----------------   ----------------   ------   -------
                                                         (IN MILLIONS)
Proceeds...........................      $20,368             $2,971        $6,957   $13,101
Gross investment gains.............      $    41             $  152        $  257   $   449
Gross investment losses............      $  (318)            $  (96)       $ (219)  $  (364)

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     There were no gross investment losses above that exclude writedowns recorded during the six months ended December 31, 2005. Gross investment losses exclude writedowns recorded during the six months ended June 30, 2005, and the years ended December 31, 2004 and 2003 for other-than-temporarily impaired available-for-sale fixed maturities and equity securities of $4 million, $42 million and $109 million, respectively.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment or are attributable to declines in fair value occurring in the period of disposition.

  UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES
  AVAILABLE-FOR-SALE

     The following tables show the estimated fair values and gross unrealized losses of the Company's fixed maturities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at December 31, 2005 and 2004:

                                                                        SUCCESSOR
                                       ---------------------------------------------------------------------------
                                                                    DECEMBER 31, 2005
                                       ---------------------------------------------------------------------------
                                                                   EQUAL TO OR GREATER
                                         LESS THAN 12 MONTHS         THAN 12 MONTHS                 TOTAL
                                       -----------------------   -----------------------   -----------------------
                                                      GROSS                     GROSS                     GROSS
                                       ESTIMATED    UNREALIZED   ESTIMATED    UNREALIZED   ESTIMATED    UNREALIZED
                                       FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                       ----------   ----------   ----------   ----------   ----------   ----------
                                                                  (DOLLARS IN MILLIONS)
U.S. corporate securities............   $13,605        $393        $  --        $  --       $13,605        $393
Residential mortgage-backed
  securities.........................     8,490         121           --           --         8,490         121
U.S. Treasury/agency securities......     4,148          61           --           --         4,148          61
Foreign corporate securities.........     4,284         139           --           --         4,284         139
Commercial mortgage-backed
  securities.........................     3,654          75           --           --         3,654          75
Asset-backed securities..............     1,741          14           --           --         1,741          14
State and political subdivision
  securities.........................       549          25           --           --           549          25
Foreign government securities........       147           2           --           --           147           2
                                        -------        ----        -----        -----       -------        ----
  Total bonds........................    36,618         830           --           --        36,618         830
Redeemable preferred stocks..........        28           2           --           --            28           2
                                        -------        ----        -----        -----       -------        ----
  Total fixed maturities.............   $36,646        $832        $  --        $  --       $36,646        $832
                                        =======        ====        =====        =====       =======        ====
Equity securities....................   $   214        $  8        $  --        $  --       $   214        $  8
                                        =======        ====        =====        =====       =======        ====
Total number of securities in an
  unrealized loss position...........     4,711                       --                      4,711
                                        =======                    =====                    =======

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                        PREDECESSOR
                                        ---------------------------------------------------------------------------
                                                                     DECEMBER 31, 2004
                                        ---------------------------------------------------------------------------
                                                                    EQUAL TO OR GREATER
                                          LESS THAN 12 MONTHS         THAN 12 MONTHS                 TOTAL
                                        -----------------------   -----------------------   -----------------------
                                                       GROSS                     GROSS                     GROSS
                                        ESTIMATED    UNREALIZED   ESTIMATED    UNREALIZED   ESTIMATED    UNREALIZED
                                        FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                        ----------   ----------   ----------   ----------   ----------   ----------
                                                                   (DOLLARS IN MILLIONS)
U.S. corporate securities.............    $2,943        $26          $192         $ 7         $3,135        $33
Residential mortgage-backed
  securities..........................       551          3            53           1            604          4
U.S. Treasury/agency securities.......        60         --            --          --             60         --
Foreign corporate securities..........       944          8           178           4          1,122         12
Commercial mortgage-backed
  securities..........................       250          3             7          --            257          3
Asset-backed securities...............       294          2            45           1            339          3
State and political subdivision
  securities..........................         4         --            11           1             15          1
Foreign government securities.........        19         --            --          --             19         --
                                          ------        ---          ----         ---         ------        ---
  Total bonds.........................     5,065         42           486          14          5,551         56
Redeemable preferred stocks...........        13         --             7           1             20          1
                                          ------        ---          ----         ---         ------        ---
  Total fixed maturities..............    $5,078        $42          $493         $15         $5,571        $57
                                          ======        ===          ====         ===         ======        ===
Equity securities.....................    $   31        $ 2          $  9         $--         $   40        $ 2
                                          ======        ===          ====         ===         ======        ===
Total number of securities in an
  unrealized loss position............       681                       89                        770
                                          ======                     ====                     ======

  AGING OF GROSS UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized losses and number of securities for fixed maturities and equity securities at December 31, 2005 and 2004 where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more for:

                                                              SUCCESSOR
                       ---------------------------------------------------------------------------------------
                                                          DECEMBER 31, 2005
                       ---------------------------------------------------------------------------------------
                         COST OR AMORTIZED COST        GROSS UNREALIZED LOSSES        NUMBER OF SECURITIES
                       ---------------------------   ---------------------------   ---------------------------
                       LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE
                       -------------   -----------   -------------   -----------   -------------   -----------
                                                        (DOLLARS IN MILLIONS)
Less than six
  months.............     $37,631          $69           $814            $26           4,663           48
                          -------          ---           ----            ---           -----           --
  Total..............     $37,631          $69           $814            $26           4,663           48
                          =======          ===           ====            ===           =====           ==

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                  PREDECESSOR
                                          ------------------------------------------------------------
                                                               DECEMBER 31, 2004
                                          ------------------------------------------------------------
                                               COST OR               GROSS                NUMBER
                                            AMORTIZED COST     UNREALIZED LOSSES      OF SECURITIES
                                          ------------------   ------------------   ------------------
                                          LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                             20%       MORE       20%       MORE       20%       MORE
                                          ---------   ------   ---------   ------   ---------   ------
                                                             (DOLLARS IN MILLIONS)
Less than six months....................   $4,115      $  1       $29      $  --       499         5
Six months or greater but less than nine
  months................................      890        --        13         --       155        --
Nine months or greater but less than
  twelve months.........................      147        --         3         --        27        --
Twelve months or greater................      517        --        14         --        84        --
                                           ------      ----       ---      -----       ---        --
  Total.................................   $5,669      $  1       $59      $  --       765         5
                                           ======      ====       ===      =====       ===        ==

     As of December 31, 2005, $814 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities. As of December 31, 2004, $59 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 1% of the cost or amortized cost of such securities.

     As of December 31, 2005, $26 million of unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost, which represented 38% of the cost or amortized cost of such securities. Of such unrealized losses, all have been in an unrealized loss position for a period of less than six months. As of December 31, 2004, there were no unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost.

     As described more fully in Note 2, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. In connection with the Acquisition, the Company's investment portfolio was revalued in accordance with purchase accounting as of July 1, 2005. The increase in the unrealized losses during 2005 is principally driven by an increase in interest rates since the portfolio revaluation at the Acquisition Date. Based upon the Company's evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the year, and the Company's intent and ability to hold the fixed income and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

  SECURITIES LENDING PROGRAM

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $8,478 million and $2,106 million and an estimated fair value of $8,372 million and $1,918 million were on loan under the program at December 31, 2005 and 2004, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $8,622 million and $1,986 million at December 31, 2005 and 2004, respectively. Securities loaned transactions are accounted for as financing arrangements on the Company's consolidated balance sheets and consolidated statements of cash flows and the income and expenses associated with the program are reported in net investment income as investment

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

income and investment expenses, respectively. Security collateral of $174 million and $341 million at December 31, 2005 and December 31, 2004, respectively, was on deposit from customers in connection with the securities lending transactions. Security collateral may not be sold or repledged and is not reflected in the consolidated financial statements.

  ASSETS ON DEPOSIT AND HELD IN TRUST

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $20 million and $21 million at December 31, 2005 and 2004, respectively, consisting primarily of fixed maturity securities. The Company had no securities held in trust to satisfy collateral requirements at December 31, 2005. Company securities held in trust to satisfy collateral requirements, consisting primarily of fixed maturity securities, had an amortized cost of $15 million at December 31, 2004.

  MORTGAGE AND CONSUMER LOANS

     At December 31, 2005 and 2004, the Company's mortgage and consumer loans consisted of the following:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
                                                                  (IN MILLIONS)
Current mortgage and consumer loans.................       $2,081              $2,070
Underperforming mortgage and consumer loans.........           13                  54
                                                           ------              ------
  Total mortgage and consumer loans.................       $2,094              $2,124
                                                           ======              ======

     Underperforming assets include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

     Mortgage loans are collaterized by properties located in the United States. At December 31, 2005, approximately 37%, 12%, and 5% of the properties were located in California, New York, and New Jersey, respectively. Generally, the Company, as a lender, only loans up to 75% of the purchase price on the underlying real estate.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income were as follows:

                                               SUCCESSOR                   PREDECESSOR
                                            ----------------   ------------------------------------
                                            SIX MONTHS ENDED   SIX MONTHS ENDED      YEARS ENDED
                                              DECEMBER 31,         JUNE 30,         DECEMBER 31,
                                            ----------------   ----------------   -----------------
                                                  2005               2005          2004       2003
                                            ----------------   ----------------   ------     ------
                                                                 (IN MILLIONS)
Fixed maturities..........................       $1,169             $1,173        $2,336     $2,330
Equity securities.........................            3                 22             9        (21)
Mortgage and consumer loans...............           85                 82           184        158
Real estate and real estate joint
  ventures................................            2                 19            29         20
Policy loans..............................           23                 29            70         76
Other limited partnership interests.......           33                217           262         32
Cash, cash equivalents and short-term
  investments.............................           61                 24            31         49
Preferred stock of Citigroup..............           --                 73           182        182
Other.....................................           (6)                 3             1         34
                                                 ------             ------        ------     ------
  Total...................................        1,370              1,642         3,104      2,860
Less: Investment expenses.................          154                 34            92        117
                                                 ------             ------        ------     ------
  Net investment income...................       $1,216             $1,608        $3,012     $2,743
                                                 ======             ======        ======     ======

  NET INVESTMENT GAINS (LOSSES)

     Net investment gains (losses) were as follows:

                                               SUCCESSOR                   PREDECESSOR
                                            ----------------   ------------------------------------
                                            SIX MONTHS ENDED   SIX MONTHS ENDED      YEARS ENDED
                                              DECEMBER 31,         JUNE 30,         DECEMBER 31,
                                            ----------------   ----------------   -----------------
                                                  2005               2005          2004       2003
                                            ----------------   ----------------   ------     ------
                                                                 (IN MILLIONS)
Fixed maturities(1).......................       $ (278)            $   17        $  (21)    $  (33)
Equity securities.........................            1                 35            17          9
Mortgage and consumer loans...............           (8)                 1             1        (14)
Real estate and real estate joint
  ventures................................            7                  7             1          6
Other limited partnership interests.......           (1)                 2             1         44
Sales of businesses.......................            2                 --            --         --
Derivatives...............................          (11)              (402)          122        507
Other.....................................          100                366          (112)      (487)
                                                 ------             ------        ------     ------
  Net investment gains (losses)...........       $ (188)            $   26        $    9     $   32
                                                 ======             ======        ======     ======

---------------
(1) Subsequent to the Acquisition, the Company's investment portfolio was repositioned, resulting in significant net investment losses during the six months ended December 31, 2005. Such losses resulted from the sale of securities during a period of rising interest rates.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                  SUCCESSOR                  PREDECESSOR
                                               ----------------   ----------------------------------
                                               SIX MONTHS ENDED   SIX MONTHS ENDED     YEARS ENDED
                                                 DECEMBER 31,         JUNE 30,        DECEMBER 31,
                                               ----------------   ----------------   ---------------
                                                     2005               2005          2004     2003
                                               ----------------   ----------------   ------   ------
                                                                   (IN MILLIONS)
Fixed maturities.............................       $(686)             $2,124        $2,155   $1,966
Equity securities............................          (3)                 21            42       33
Derivatives..................................           1                  83            (6)    (159)
Other........................................         (18)                  4             1       16
Discontinued operations......................          --                  --           256      225
                                                    -----              ------        ------   ------
  Total......................................        (706)              2,232         2,448    2,081
Amounts allocated from DAC and VOBA..........         135                  --            --       --
Deferred income taxes........................         200                (781)         (856)    (725)
                                                    -----              ------        ------   ------
     Net unrealized investment gains
       (losses)..............................       $(371)             $1,451        $1,592   $1,356
                                                    =====              ======        ======   ======

     The changes in net unrealized investment gains (losses) were as follows:

                                                  SUCCESSOR                  PREDECESSOR
                                               ----------------   ----------------------------------
                                               SIX MONTHS ENDED   SIX MONTHS ENDED     YEARS ENDED
                                                 DECEMBER 31,         JUNE 30,        DECEMBER 31,
                                               ----------------   ----------------   ---------------
                                                     2005               2005          2004     2003
                                               ----------------   ----------------   ------   ------
                                                                   (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD..............      $ 1,451             $1,592        $1,356   $  454
Effect of purchase accounting push down (See
  Note 1)....................................       (1,451)                --            --       --
                                                   -------             ------        ------   ------
BALANCE, BEGINNING OF PERIOD.................           --              1,592         1,356      454
Unrealized investment gains (losses) during
  the period.................................         (706)                43           367    1,368
Unrealized investment gains (losses) relating
  to:
  DAC and VOBA...............................          135                 --            --       --
  Deferred income taxes......................          200                (18)         (131)    (466)
Restructuring transaction....................           --               (166)           --       --
                                                   -------             ------        ------   ------
BALANCE, END OF PERIOD.......................      $  (371)            $1,451        $1,592   $1,356
                                                   =======             ======        ======   ======
Net change in unrealized investment gains
  (losses)...................................      $  (371)            $ (141)       $  236   $  902
                                                   =======             ======        ======   ======

  TRADING SECURITIES

     Net investment income for the six months ended December 31, 2005 and June 30, 2005 and the years ended December 31, 2004 and 2003 includes $6 million, ($35) million, $44 million and $190 million, respectively, of gains (losses) on securities classified as trading. Of these amounts, ($3) million, $20 million, $78 million and $92 million relate to net gains (losses) recognized on trading securities sold during the six months ended December 31, 2005 and June 30, 2005 and the years ended December 31, 2004 and 2003,

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

respectively. The remaining $9 million, ($55) million, ($34) million and $98 million for the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, respectively, relate to changes in fair value on trading securities held at December 31, 2005, June 30, 2005, December 31, 2004 and December 31, 2003, respectively.

  VARIABLE INTEREST ENTITIES

     As of December 31, 2004, a collateralized debt obligation and a real estate joint venture were consolidated as VIEs. The collateralized debt obligation was sold subsequent to June 30, 2005. The real estate joint venture experienced a reconsideration event that changed the Company's status so that it is no longer the primary beneficiary. The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                                 DECEMBER 31, 2005
                                                              ------------------------
                                                              NOT PRIMARY BENEFICIARY
                                                              ------------------------
                                                                             MAXIMUM
                                                                TOTAL      EXPOSURE TO
                                                              ASSETS (1)    LOSS (2)
                                                              ----------   -----------
                                                                   (IN MILLIONS)
Asset-backed securitizations................................    $1,281        $ 69
Real estate joint ventures(3)...............................        97          18
Other limited partnerships(4)...............................     4,055         285
Other investments(5)........................................       200          15
                                                                ------        ----
  Total.....................................................    $5,633        $387
                                                                ======        ====

---------------

(1) The assets of the asset-backed securitizations are reflected at fair value at December 31, 2005. The assets of the real estate joint ventures, other limited partnerships and other investments are reflected at the carrying amounts at which such assets would have been reflected on the Company's consolidated balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

(2) The maximum exposure to loss of the asset-backed securitizations is equal to the carrying amounts of participation. The maximum exposure to loss relating to real estate joint ventures, other limited partnerships and other investments is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners.

(3) Real estate joint ventures include partnerships and other ventures which engage in the acquisition, development, management and disposal of real estate investments.

(4) Other limited partnerships include partnerships established for the purpose of investing in public and private debt and equity securities.

(5) Other investments include securities that are not asset-backed securitizations.

4.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE INSTRUMENTS

     On the Acquisition Date, derivative revaluation gains were reclassified from other assets to other invested assets to conform with MetLife's presentation.

     At the Acquisition Date, the Company's derivative positions which previously qualified for hedge accounting were dedesignated in accordance with SFAS 133. Such derivative positions were not redesignated

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

in hedging relationships. Accordingly, all changes in such derivative fair values for the six months ended December 31, 2005 are recorded in net investment gains (losses).

     The following table provides a summary of the notional amounts and current market or fair value of derivative financial instruments held at:

                                           SUCCESSOR                        PREDECESSOR
                                -------------------------------   -------------------------------
                                       DECEMBER 31, 2005                 DECEMBER 31, 2004
                                -------------------------------   -------------------------------
                                            CURRENT MARKET OR                 CURRENT MARKET OR
                                                FAIR VALUE                        FAIR VALUE
                                NOTIONAL   --------------------   NOTIONAL   --------------------
                                 AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                --------   ------   -----------   --------   ------   -----------
                                                          (IN MILLIONS)
Interest rate swaps...........  $ 6,540     $356       $ 49       $ 5,702    $   59      $109
Interest rate caps............    2,020       16         --           118         3        --
Financial futures.............       81        2          1         1,339        --        --
Foreign currency swaps........    3,084      429         72         3,219       850        45
Foreign currency forwards.....      488       18          2           431        --         8
Options.......................       --      165          3            --       189        --
Financial forwards............       --       --          2            --         2         2
Credit default swaps..........      957        2          2           415         4         3
                                -------     ----       ----       -------    ------      ----
  Total.......................  $13,170     $988       $131       $11,224    $1,107      $167
                                =======     ====       ====       =======    ======      ====

     The above table does not include notional values for equity futures, equity financial forwards, and equity options. At December 31, 2005 and 2004, the Company owned 587 and 217 equity futures contracts, respectively. Equity futures market values are included in financial futures in the preceding table. At December 31, 2005 and 2004, the Company owned 73,500 and 115,400 equity financial forwards, respectively. Equity financial forwards market values are included in financial forwards in the preceding table. At December 31, 2005 and 2004, the Company owned 1,420,650 and 1,144,700 equity options, respectively. Equity options market values are included in options in the preceding table. The notional amount related to equity options for 2004 has been removed from the above table to conform to 2005 presentation.

     The following table provides a summary of the notional amounts of derivative financial instruments by maturity at December 31, 2005:

                                                             SUCCESSOR
                              ------------------------------------------------------------------------
                                                           REMAINING LIFE
                              ------------------------------------------------------------------------
                                         AFTER ONE YEAR   AFTER FIVE YEARS
                              ONE YEAR      THROUGH           THROUGH
                              OR LESS      FIVE YEARS        TEN YEARS       AFTER TEN YEARS    TOTAL
                              --------   --------------   ----------------   ---------------   -------
                                                           (IN MILLIONS)
Interest rate swaps.........   $  942        $2,929            $2,519             $150         $ 6,540
Interest rate caps..........    2,000            20                --               --           2,020
Financial futures...........       81            --                --               --              81
Foreign currency swaps......      535           869             1,616               64           3,084
Foreign currency forwards...      488            --                --               --             488
Credit default swaps........       95           836                26               --             957
                               ------        ------            ------             ----         -------
  Total.....................   $4,141        $4,654            $4,161             $214         $13,170
                               ======        ======            ======             ====         =======

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table.

     Interest rate caps are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches).

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps, foreign currency forwards and currency option contracts, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. The Company also uses foreign currency forwards to hedge the foreign currency risk associated with certain of its net investments in foreign operations.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     The Company enters into currency option contracts that give it the right, but not the obligation, to sell the foreign currency amount in exchange for a functional currency amount within a limited time at a contracted price. The contracts may also be net settled in cash, based on differentials in the foreign exchange rate and the strike price. Currency option contracts are included in options in the preceding table.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at time of exercise and the strike price. Equity index options are included in options in the preceding table.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are used in replication synthetic asset transactions ("RSATs") to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. RSATs are a combination of a derivative and usually a U.S. Treasury or Agency security. RSATs that involve the use of credit default swaps are included in such classification in the preceding table.

  HEDGING

     The table below provides a summary of the notional amount and fair value of derivatives by type of hedge designation at:

                                        SUCCESSOR                            PREDECESSOR
                           -----------------------------------   -----------------------------------
                                    DECEMBER 31, 2005                     DECEMBER 31, 2004
                           -----------------------------------   -----------------------------------
                                             FAIR VALUE                            FAIR VALUE
                           NOTIONAL   ------------------------   NOTIONAL   ------------------------
                            AMOUNT      ASSETS     LIABILITIES    AMOUNT      ASSETS     LIABILITIES
                           --------   ----------   -----------   --------   ----------   -----------
                                                         (IN MILLIONS)
Fair value...............  $    66       $ --         $ --       $ 1,506      $   --        $ 14
Cash flow................      430          2           --         7,560         897         142
Foreign operations.......       --         --           --            25          --          --
Non-qualifying...........   12,674        986          131         2,133         210          11
                           -------       ----         ----       -------      ------        ----
     Total...............  $13,170       $988         $131       $11,224      $1,107        $167
                           =======       ====         ====       =======      ======        ====

  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities; and (iii) interest rate futures to hedge against changes in value of fixed rate investments.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                               SUCCESSOR                 PREDECESSOR
                                            ----------------   --------------------------------
                                            SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                              DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                            ----------------   ----------------   -------------
                                                  2005               2005         2004    2003
                                            ----------------   ----------------   -----   -----
                                                               (IN MILLIONS)
Changes in the fair value of
  derivatives.............................        $--                $(16)        $(21)   $  1
Changes in the fair value of the items
  hedged..................................         --                   5          (12)    (24)
                                                  ---                ----         ----    ----
Net ineffectiveness of fair value hedging
  activities..............................        $--                $(11)        $(33)   $(23)
                                                  ===                ====         ====    ====

     All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness, except for financial futures where the time value component of the derivative has been excluded from the assessment of ineffectiveness. For the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, the cost of carry for financial futures was ($8) million, ($29) million and ($23) million, respectively.

     There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities; (iv) interest rate futures to hedge against changes in value of securities to be acquired; and (v) interest rate futures to hedge against changes in interest rates on liabilities to be issued.

     For the six months ended December 31, 2005, the Company did not recognize any net investment gains (losses) related to the assessment of hedge ineffectiveness. For the six months ended June 30, 2005, and the years ended December 31, 2004 and 2003, the Company recognized net investment gains (losses) of ($5) million, $6 million and ($3) million, respectively, which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. For the six months ended December 31, 2005 and June 30, 2005 and for the years ended December 31, 2004 and 2003, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Presented below is a rollforward of the components of other comprehensive income (loss), before income taxes, related to cash flow hedges:

                                                   SUCCESSOR                 PREDECESSOR
                                                ----------------   --------------------------------
                                                SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                                  DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                                ----------------   ----------------   -------------
                                                      2005               2005         2004    2003
                                                ----------------   ----------------   -----   -----
                                                                   (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD...............        $ 83               $(6)         $(159)  $(286)
Effect of purchase accounting push down (See
  Note 1).....................................         (83)               --             --      --
                                                      ----               ---          -----   -----
BALANCE, BEGINNING OF PERIOD..................           -                (6)          (159)   (286)
Gains (losses) deferred in other comprehensive
  income (loss) on the effective portion of
  cash flow hedges............................           1                85            140     112
Amounts reclassified to net investment
  income......................................          --                 4             13      15
                                                      ----               ---          -----   -----
BALANCE, END OF THE PERIOD....................        $  1               $83          $  (6)  $(159)
                                                      ====               ===          =====   =====

     At December 31, 2005, approximately ($5) million of the deferred net loss on derivatives accumulated in other comprehensive income (loss) are expected to be reclassified to earnings during the year ending December 31, 2006.

  HEDGES OF NET INVESTMENTS IN FOREIGN OPERATIONS

     The Company uses forward exchange contracts, foreign currency swaps and options to hedge portions of its net investment in foreign operations against adverse movements in exchange rates. The Company measures ineffectiveness on the forward exchange contracts based upon the change in forward rates. There was no ineffectiveness recorded in 2005, 2004 or 2003.

     The Company's consolidated statements of stockholder's equity for the six months ended December 31, 2005 did not include any gains (losses) related to foreign currency contracts used to hedge its net investments in foreign operations. The Company's consolidated statements of stockholder's equity for the six months ended June 30, 2005, and the years ended December 31, 2004 and 2003, included gains (losses) of $3 million, $1 million and ($6) million, respectively, related to foreign currency contracts used to hedge its net investments in foreign operations. When substantially all of the net investments in foreign operations are sold or liquidated, the amounts in accumulated other comprehensive income ("AOCI") are reclassified to the consolidated statements of income, while a pro rata portion is reclassified upon partial sale of the net investments in foreign operations.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps, and interest rate futures to minimize its exposure to interest rate volatility; (ii) foreign currency forwards, swaps and option contracts to minimize its exposure to adverse movements in exchange rates; (iii) credit default swaps to minimize its exposure to adverse movements in credit;
(iv) equity futures, equity index options and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products;
(v) RSATs to synthetically create investments; and (vi) basis swaps to better match the cash flows from assets and related liabilities.

     Effective at the Acquisition Date, the Company's derivative positions which previously qualified for hedge accounting were dedesignated in accordance with SFAS 133. Such derivative positions were not

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

redesignated and were included with the Company's other non-qualifying derivative positions from the Acquisition Date through December 31, 2005. For the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, the Company recognized as net investment gains (losses) changes in fair value of ($1) million, ($10) million, ($33) million and ($96) million, respectively, related to derivatives that do not qualify for hedge accounting.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum accumulation and withdrawal benefits. The fair value of the Company's embedded derivative liabilities was $40 million and $181 million at December 31, 2005 and 2004, respectively. The amounts recorded in net investment gains (losses) for the six months ended December 31, 2005 and June 30, 2005 and during the year ended December 31, 2004 were gains (losses) of $39 million, ($3) million and $30 million, respectively. There were no investment gains (losses) associated with embedded derivatives during the year ended December 31, 2003.

  CREDIT RISK

     The Company may be exposed to credit related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     As noted above, the Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2005 and 2004, the Company was obligated to return cash collateral under its control of $128 million and $229 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheet. As of December 31, 2005 and 2004, the Company had also accepted collateral consisting of various securities with a fair market value of $427 million and $584 million, respectively, which is held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but as of December 31, 2005 and 2004, none of the collateral had been sold or repledged. As of December 31, 2005, the Company had not pledged any collateral related to derivative instruments.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

5.  INSURANCE

  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA for the years ended December 31, 2003 and 2004, and the six months ended June 30, 2005 and December 31, 2005, is as follows:

                                                               DAC      VOBA      TOTAL
                                                              ------   -------   -------
                                                                    (IN MILLIONS)
BALANCE AT JANUARY 1, 2003 (PREDECESSOR)....................  $2,044   $   115   $ 2,159
  Capitalization............................................     583        --       583
  Less: amortization........................................     266        14       280
                                                              ------   -------   -------
BALANCE AT DECEMBER 31, 2003 (PREDECESSOR)..................   2,361       101     2,462
  Capitalization............................................     810        --       810
  Less: amortization........................................     399        11       410
                                                              ------   -------   -------
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR)..................   2,772        90     2,862
  Capitalization............................................     426        --       426
  Less: amortization........................................     230         6       236
                                                              ------   -------   -------
BALANCE AT JUNE 30, 2005 (PREDECESSOR)......................   2,968        84     3,052
Effect of purchase accounting push down (See Note 1)........  (2,968)    3,406       438
                                                              ------   -------   -------
BALANCE AT JULY 1, 2005 (SUCCESSOR).........................      --     3,490     3,490
                                                              ------   -------   -------
  Capitalization............................................     262        --       262
                                                              ------   -------   -------
  Less: amortization related to:
     Net investment gains (losses)..........................      (4)      (25)      (29)
     Unrealized investment gains (losses)...................     (32)     (103)     (135)
     Other expenses.........................................      17       198       215
                                                              ------   -------   -------
       Total amortization...................................     (19)       70        51
                                                              ------   -------   -------
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR)....................  $  281   $ 3,420   $ 3,701
                                                              ======   =======   =======

     The estimated future amortization expense for the next five years allocated to other expenses for VOBA is $320 million in 2006, $313 million in 2007, $296 million in 2008, $278 million in 2009 and $257 million in 2010.

     Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

     Changes in value of distribution agreements ("VODA") and value of customer relationships acquired ("VOCRA"), which are reported within other assets in the consolidated balance sheet, are as follows:

                                                              (IN MILLIONS)
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR)..................       $--
Effect of purchase accounting push down (See Note 1)........        73
Amortization................................................        --
                                                                   ---
BALANCE AT JULY 1, 2005 (SUCCESSOR).........................        73
Capitalization..............................................        --
Amortization................................................        (1)
                                                                   ---
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR)....................       $72
                                                                   ===

     The estimated future amortization expense for the next five years of the value of distribution agreements and customer relationships acquired is $2 million in 2006, $3 million in 2007, $4 million in 2008, $4 million in 2009 and $5 million in 2010.

  SALES INDUCEMENTS

     Changes in deferred sales inducements are as follows:

                                             SUCCESSOR                 PREDECESSOR
                                          ----------------   -------------------------------
                                          SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                            DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                          ----------------   ----------------   ------------
                                                2005               2005             2004
                                          ----------------   ----------------   ------------
                                                            (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD.........        $ 81               $50              $--
Effect of purchase accounting push down
  (See Note 1)..........................         (81)               --               --
                                                ----               ---              ---
Balance, beginning of period............          --                50               --
Capitalization..........................          23                33               51
Amortization............................          --                (2)              (1)
                                                ----               ---              ---
BALANCE, END OF PERIOD..................        $ 23               $81              $50
                                                ====               ===              ===

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     The following table provides an analysis of the activity in the liability for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
BALANCE, BEGINNING OF PERIOD...........       $ 511               $489         $434    $368
     Less: reinsurance recoverables....        (367)              (347)        (294)   (240)
                                              -----               ----         ----    ----
  Net balance at beginning of period...         144                142          140     128
                                              -----               ----         ----    ----
  Effect of purchase accounting
     pushdown..........................          (7)                --           --      --
  Incurred related to:
     Current period....................          19                 17           22      32
     Prior period......................          (3)                (3)           4       5
                                              -----               ----         ----    ----
       Total incurred..................          16                 14           26      37
                                              -----               ----         ----    ----
  Paid related to:
     Current period....................          (1)                (1)          (1)     (1)
     Prior period......................         (13)               (11)         (23)    (24)
                                              -----               ----         ----    ----
       Total paid......................         (14)               (12)         (24)    (25)
                                              -----               ----         ----    ----
  Net balance at end of period.........         139                144          142     140
     Add: reinsurance recoverables.....         373                367          347     294
                                              -----               ----         ----    ----
BALANCE, END OF PERIOD.................       $ 512               $511         $489    $434
                                              =====               ====         ====    ====

     Claims and claim adjustment expenses associated with prior periods decreased by $3 million for both the six months ended December 31, 2005 and the six months ended June 30, 2005. Claims and claim adjustment expenses associated with prior periods increased by $4 million and $5 million for the years ended December 31, 2004 and 2003, respectively. In all periods presented, the change was due to differences between actual benefit periods and expected benefit periods for long-term care and disability contracts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). These guarantees include benefits that are payable in the event of death.

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company had the following types of guarantees relating to annuity and universal and variable life contracts at:

  ANNUITY CONTRACTS

                                                     SUCCESSOR                       PREDECESSOR
                                           ------------------------------   ------------------------------
                                                 DECEMBER 31, 2005                DECEMBER 31, 2004
                                           ------------------------------   ------------------------------
                                               IN THE            AT             IN THE            AT
                                           EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                           --------------   -------------   --------------   -------------
                                                                (DOLLARS IN MILLIONS)
ANNIVERSARY CONTRACT VALUE OR MINIMUM
  RETURN
  Account value (general and separate
     account)............................     $ 32,772           N/A           $ 30,833           N/A
  Net amount at risk.....................     $    852(1)        N/A(2)        $  1,255(1)        N/A(2)
  Average attained age of
     contractholders.....................     60 years           N/A           59 years           N/A

---------------

(1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

(2) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

  UNIVERSAL AND VARIABLE LIFE CONTRACTS

                                                      SUCCESSOR                    PREDECESSOR
                                              -------------------------     -------------------------
                                                  DECEMBER 31, 2005             DECEMBER 31, 2004
                                              -------------------------     -------------------------
                                              SECONDARY       PAID UP       SECONDARY       PAID UP
                                              GUARANTEES     GUARANTEES     GUARANTEES     GUARANTEES
                                              ----------     ----------     ----------     ----------
                                                               (DOLLARS IN MILLIONS)
Account value (general and separate
  account)..................................   $  1,944         N/A          $  1,239         N/A
Net amount at risk..........................   $ 25,795(1)      N/A(1)       $ 15,182(1)      N/A(1)
Average attained age of policyholders.......   57 years         N/A          57 years         N/A

---------------

(1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

     The net amount at risk is based on the direct amount at risk (excluding reinsurance).

     The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

     Liabilities incurred, relating to annuity contracts, for guaranteed death benefits were $3 million for the six months ended December 31, 2005. There were no guaranteed death benefits incurred for the six months ended June 30, 2005 or the years ended December 31, 2004 and 2003. Liabilities incurred, relating to universal and variable life contracts, for secondary guarantees were $6 million, $5 million and $2 million for the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, respectively.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
Mutual Fund Groupings                                             (IN MILLIONS)
Equity..............................................       $19,969             $17,611
Bond................................................         2,434               2,183
Balanced............................................         2,899               3,250
Money Market........................................           654                 681
Specialty...........................................           621                 649
                                                           -------             -------
  TOTAL.............................................       $26,577             $24,374
                                                           =======             =======

  SEPARATE ACCOUNTS

     Separate account assets and liabilities include pass-through separate accounts totaling $30,295 million and $28,703 million at December 31, 2005 and 2004, respectively, for which the policyholder assumes all investment risk, and separate accounts with a minimum return or account value for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $943 million and $2,039 million at December 31, 2005 and 2004, respectively. The average interest rates credited on these contracts were 4.5% and 4% at December 31, 2005 and 2004, respectively.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $232 million, $203 million, $375 million and $300 million for the six months ended December 31, 2005 and June 30, 2005 and the years ended December 31, 2004 and 2003, respectively.

     The Company did not have any proportional interest in separate accounts for fixed maturities, equity securities, and cash and cash equivalents reported on the consolidated balance sheet at December 31, 2005.

     For the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

6.  REINSURANCE

     Since 1997, the majority of the Company's universal life business has been reinsured under an 80% ceded/20% retained yearly renewable term ("YRT") quota share reinsurance program, and its term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning June 1, 2002, COLI business has been reinsured under a 90%/10% quota share reinsurance program. Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Subsequently, portions of this term coinsurance have reverted to YRT for new business. Effective May 1, 2005, the Company's quota share program for YRT and coinsurance changed to 70%/30%. Within its normal course of business, the Company may retain up to $5 million per life and reinsures 100% of amounts in excess of the Company's retention limits. Generally, the maximum retention on an ordinary life risk is $2.5 million. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for universal life and $25 million for term insurance. Under certain circumstances, the Company may elect to retain up to $25 million per life. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

limits vary with age and underwriting classification. Total in-force business ceded under reinsurance contracts is $78 billion and $74 billion at December 31, 2005 and 2004, respectively. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks of specific characteristics.

     In addition to reinsuring mortality risk, the Company reinsures other risks and specific coverages. The Company routinely reinsures certain classes of risks to limit its exposure to particular travel, avocation and lifestyle hazards. The Company uses excess of loss and quota share reinsurance arrangements to limit its maximum loss, provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     Prior to April 1, 2001, the Company reinsured the GMDB rider exposure on its variable annuity products. Total variable annuity account balances with GMDB riders were $32.8 billion, of which $12.0 billion, or 36%, was reinsured, and $26.7 billion, of which $12.0 billion, or 45%, was reinsured at December 31, 2005 and 2004, respectively. GMDBs are payable upon the death of the contractholder. When the benefits payable are greater than the account value of the variable annuity, the difference is called the net amount at risk ("NAR"). NAR totaled $0.9 billion, of which $0.8 billion, or 89%, is reinsured and $1.3 billion, of which $1.1 billion, or 85%, is reinsured at December 31, 2005 and 2004, respectively.

     TIC's workers' compensation business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of St. Paul Travelers.

     Effective July 1, 2000, the Company reinsured 90% of its individual long-term care insurance business with General Electric Capital Assurance Company ("GECAC") and its subsidiary in the form of indemnity reinsurance agreements. Written premiums ceded per these agreements were $122 million and $111 million for the six months ended December 31, 2005 and June 30, 2005, respectively. Earned premiums ceded were $119 million and $112 million for the six months ended December 31, and June 30, 2005, respectively. Total written premiums ceded were $224 million and $227 million for the years ending December 31, 2004 and 2003, respectively.

     In accordance with the terms of the reinsurance agreement, GECAC will effect assumption and novation of the reinsured contracts, to the extent permitted by law, no later than July 1, 2008. Effective June 30, 2005, TIC entered into an agreement with CIHC to effectively transfer the remaining results from the long-term care block of business from TIC to CIHC. Under the terms of this agreement, any gains or losses remaining after the terms of the indemnity reinsurance agreement are satisfied, are reimbursable from CIHC for losses, or payable to CIHC for gains. TIC does however retain limited investment exposure related to the reinsured contracts. Citigroup unconditionally guarantees the performance of its subsidiary, CIHC.

     In 2004, The Travelers Life and Annuity Reinsurance Company ("TLARC") was formed by TIC as a pure captive insurer in order to permit TIC and TLAC to cede 100% of its risk associated with the secondary death benefit guarantee rider on certain universal life contracts. TIC dividended TLARC's stock to CIHC in late 2004. As part of the Acquisition, TLARC became a direct subsidiary of MetLife. See Notes 11 and 16.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                          SUCCESSOR                  PREDECESSOR
                                      -----------------   ----------------------------------
                                      SIX MONTHS ENDED    SIX MONTHS ENDED     YEARS ENDED
                                        DECEMBER 31,          JUNE 30,        DECEMBER 31,
                                      -----------------   ----------------   ---------------
                                            2005                2005          2004     2003
                                      -----------------   ----------------   ------   ------
                                                          (IN MILLIONS)
Direct premiums earned..............        $ 381              $ 466         $1,191   $1,376
Reinsurance ceded...................         (159)              (141)          (280)    (294)
                                            -----              -----         ------   ------
Net premiums earned.................        $ 222              $ 325         $  911   $1,082
                                            =====              =====         ======   ======
Reinsurance recoverables netted
  against policyholder benefits.....        $ 521              $ 264         $  475   $  416
                                            =====              =====         ======   ======

     Written premiums are not materially different than earned premiums presented in the preceding table.

     Reinsurance recoverables, included in premiums and other receivables, were $4,283 million and $3,884 million at December 31, 2005 and 2004, respectively, including $2,772 million and $1,904 million at December 31, 2005 and 2004, respectively, relating to runoff of long-term care business and $1,356 million and $1,489 million at December 31, 2005 and 2004, respectively, relating to reinsurance on the runoff of workers compensation business. Reinsurance premiums and ceded commissions payable included in other liabilities were $49 million and $48 million at December 31, 2005 and 2004, respectively.

7.  INCOME TAXES

     The provision for income taxes for continuing operations was as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Current:
  Federal..............................        $58                $197         $368    $179
  Foreign..............................         --                   1            1       3
                                               ---                ----         ----    ----
                                                58                 198          369     182
                                               ---                ----         ----    ----
Deferred:
  Federal..............................         40                   7           (8)     58
                                               ---                ----         ----    ----
Provision for income taxes.............        $98                $205         $361    $240
                                               ===                ====         ====    ====

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes as reported for continuing operations were as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Tax provision at U.S. statutory rate...        $119               $259         $473    $405
Tax effect of:
  Tax exempt investment income.........         (20)               (46)         (86)    (84)
  Tax reserve release..................          --                 --          (23)    (79)
  Other, net...........................          (1)                (8)          (3)     (2)
                                               ----               ----         ----    ----
Provision for income taxes.............        $ 98               $205         $361    $240
                                               ====               ====         ====    ====

     Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
                                                                  (IN MILLIONS)
Deferred income tax assets:
  Benefit, reinsurance and other policyholder
     liabilities....................................       $2,141              $   756
  Operating lease reserves..........................           13                   47
  Employee benefits.................................            3                  169
  Net unrealized investment losses..................          200                   --
  Capital loss carryforwards........................           92                   --
  Other.............................................           20                  114
                                                           ------              -------
  Total.............................................        2,469                1,086
                                                           ------              -------
Deferred income tax liabilities:
  DAC and VOBA......................................       (1,174)                (785)
  Net unrealized investment gains...................           --                 (763)
  Investments, net..................................          (12)                (832)
  Other.............................................           --                  (77)
                                                           ------              -------
  Total.............................................       (1,186)              (2,457)
                                                           ------              -------
Net deferred income tax asset (liability)...........       $1,283              $(1,371)
                                                           ======              =======

     At December 31, 2005, the Company has a net deferred tax asset. If the Company determines that any of its deferred tax assets will not result in future tax benefits, a valuation allowance must be established for the portion of these assets that are not expected to be realized. Based predominantly upon a review of the Company's anticipated future taxable income, but also including all other available evidence, both positive and negative, the Company's management concluded that it is "more likely than not" that the net deferred tax asset will be realized.

     Capital loss carryforwards amount to $263 million at December 31, 2005 and will expire in 2010.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Subsequent to the Acquisition, the Company will file a consolidated tax return with its subsidiary, TLAC. The companies will execute a Tax Sharing Agreement (the "Tax Agreement") prior to the filing of the 2005 consolidated tax return. Under the Tax Agreement, the federal income taxes will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by the Tax Agreement.

     For the periods prior to the Acquisition, the Company and its subsidiaries filed a consolidated federal income tax return with Citigroup and were part of a Tax Sharing Agreement with Citigroup (the "Citigroup Tax Agreement"). Under the Citigroup Tax Agreement, the federal income taxes are allocated to each member of the consolidated group on a separate return basis adjusted for credits and other amounts required by the Citigroup Tax Agreement. TIC had $305 million payable to Citigroup at December 31, 2004 related to the Citigroup Tax Agreement.

     Under the Life Insurance Company Tax Act of 1959, stock life insurance companies were required to maintain a policyholders' surplus account containing the accumulated portion of current income which had not been subject to income tax in the year earned. The Deficit Reduction Act of 1984 required that no future amounts be added after 1983 to the policyholders' surplus account and that any future distributions to shareholders from the account would become subject to income at the general corporate income tax rate then in effect. During 2004, the American Jobs Creation Act of 2004 ("AJCA") was enacted. The AJCA provides, in part, that distributions from policyholders' surplus accounts during 2005 and 2006 will not be taxed. The amount of policyholders' surplus account at December 31, 2004 was approximately $932 million. If the entire policyholders' surplus account were deemed to be distributed in 2004, there would have been a tax liability of approximately $326 million. No current or deferred taxes have been provided on these amounts in the past because management considered the conditions under which these taxes would be paid remote. For federal income tax purposes, an election under Internal Revenue Code
Section 338 was made by MetLife upon Acquisition. The Section 338 election results in a deemed distribution of the Company's policyholders' surplus account in 2005. However, due to the provision of the AJCA, no tax liability will be incurred as a result of this deemed distribution of policyholders' surplus in 2005.

8.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

  CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Unless stated below, estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. The limitations of available data and uncertainty regarding numerous variables make it difficult to estimate liabilities. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2005. Furthermore, it is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

     In August 1999, an amended putative class action complaint was filed in Connecticut state court against TLAC, Travelers Equity Sales, Inc. and certain former affiliates. The amended complaint alleges Travelers Property Casualty Corporation, a former TLAC affiliate, purchased structured settlement annuities from TLAC and spent less on the purchase of those structured settlement annuities than agreed with claimants, and that commissions paid to brokers for the structured settlement annuities, including an affiliate of TLAC, were paid in part to Travelers Property Casualty Corporation. On May 26, 2004, the Connecticut Superior Court certified a nationwide class action involving the following claims against TLAC: (i) violation of the Connecticut Unfair Trade Practice Statute; (ii) unjust enrichment; and (iii) civil conspiracy. On June 15, 2004, the defendants appealed the class certification order. The Company has recently learned that the Connecticut Supreme Court has reversed the trial court's certification of a class. Plaintiff may file a motion with respect to the order and may seek upon remand to the trial court to file another motion for class certification. TLAC and Travelers Equity Sales, Inc. intend to continue to vigorously defend the matter.

     A former registered representative of Tower Square Securities, Inc. ("Tower Square"), a broker-dealer subsidiary of TIC, is alleged to have defrauded individuals by diverting funds for his personal use. In June 2005, the SEC issued a formal order of investigation with respect to Tower Square and served Tower Square with a subpoena. The Securities and Business Investments Division of the Connecticut Department of Banking and the NASD are also reviewing this matter. Tower Square intends to fully cooperate with the SEC, the NASD and the Connecticut Department of Banking. In the context of the above, two arbitration matters were commenced in 2005 against Tower Square. In one of the matters, defendants include other unaffiliated broker-dealers with whom the registered representative was formerly registered. It is reasonably possible that other actions will be brought regarding this matter. Tower Square intends to defend itself vigorously in all such cases.

     Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of such products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. In addition, like many insurance companies and agencies, in 2004 and 2005, the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is fully cooperating with regard to these information requests and investigations. The Company at the present time is

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's consolidated financial position.

     In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These may include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise. Further, state insurance regulatory authorities and other federal and state authorities may make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's consolidated financial condition or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company from January 1, 2003 through December 31, 2005 aggregated less than $1 million. The Company maintained a liability of $16 million, and a related asset for premium tax offsets of $9 million, at December 31, 2005, for future assessments in respect of currently impaired, insolvent or failed insurers.

     In the past five years, none of the aggregate assessments levied against the Company have been material. The Company has established liabilities for guaranty fund assessments that it considers adequate for assessments with respect to insurers that are currently subject to insolvency proceedings.

COMMITMENTS

  LEASES

     The Company, as lessee, has entered into various lease and sublease agreements for office space. Future sublease income is projected to be insignificant. Future minimum gross rental payments are as follows:

                                                                   GROSS
                                                              RENTAL PAYMENTS
                                                              ---------------
                                                               (IN MILLIONS)
2006........................................................        $17
2007........................................................        $17
2008........................................................        $16
2009........................................................        $10
2010........................................................        $ 8
Thereafter..................................................        $ 8

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $715 million and $389 million at December 31, 2005 and 2004, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years. There are no other obligations or liabilities arising from such arrangements that are reasonably likely to become material.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $339 million and $213 million at December 31, 2005 and 2004, respectively. There are no other obligations or liabilities arising from such arrangements that are reasonably likely to become material.

  OTHER COMMITMENTS

     TIC is a member of the Federal Home Loan Bank of Boston (the "FHLB of Boston") and holds $70 million of common stock of the FHLB of Boston, which is included in equity securities on the Company's balance sheets. TIC has also entered into several funding agreements with the FHLB of Boston whereby TIC has issued such funding agreements in exchange for cash and for which the FHLB of Boston has been granted a blanket lien on TIC's residential mortgages and mortgage-backed securities to collateralize TIC's obligations under the funding agreements. TIC maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. The funding agreements and the related security agreement represented by this blanket lien, provide that upon any event of default by TIC, the FHLB of Boston's recovery is limited to the amount of TIC's liability under the outstanding funding agreements. The amount of the Company's liability for funding agreements with the FHLB of Boston as of December 31, 2005 is $1.1 billion, which is included in policyholder account balances.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII") (formerly Citicorp International Life Insurance Company, Ltd.), an affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount due under these guarantees in the future.

     The Company has provided a guarantee on behalf of MLII. This guarantee is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. The agreement was terminated as of December 31, 2004, but termination does not affect policies previously guaranteed. Life insurance coverage

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

in-force under this guarantee at December 31, 2005 is $447 million. The Company does not hold any collateral related to this guarantee.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies other of its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnities in the future.

     In connection with RSATs, the Company writes credit default swap obligations requiring payment of principal due in exchange for the reference credit obligation, depending on the nature or occurrence of specified credit events for the referenced entities. In the event of a specified credit event, the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, is $149 million at December 31, 2005. The credit default swaps expire at various times during the next three years.

9.  EMPLOYEE BENEFIT PLANS

  PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

     Subsequent to the Acquisition, the Company became a participating employer in qualified and non-qualified, noncontributory defined benefit pension plans sponsored by MetLife. Employees were credited with prior service recognized by Citigroup, solely for the purpose of determining eligibility and vesting under the Metropolitan Life Retirement Plan for United States Employees (the "Plan"), a noncontributory qualified defined benefit pension plan, with respect to benefits earned under the Plan subsequent to the closing date of the Acquisition. Net periodic expense related to these plans is based on the employee population as of the valuation date at the beginning of the year; accordingly, no expense related to the MetLife plans was allocated to the Company for the six months ended December 31, 2005.

     Prior to the Acquisition, the Company participated in qualified and non-qualified, noncontributory defined benefit pension plans and certain other postretirement plans sponsored by Citigroup. The Company's share of expense for these plans was $14 million, $28 million and $28 million for the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively. The obligation for benefits earned under these plans was retained by Citigroup.

10.  RESTRUCTURING TRANSACTIONS

     As described in Note 1, on July 1, 2005, MetLife acquired the Company from Citigroup. Prior to the Acquisition, certain restructuring transactions were required pursuant to the Acquisition Agreement. All restructuring transactions have been recorded at their historical basis. The following transfers to CIHC occurred on June 30, 2005:

          1. All TIC's membership in Keeper Holdings LLC, which holds an interest in CitiStreet LLC;

          2. All TIC's shares of Citigroup Series YYY and YY preferred stock, and all dividends with respect thereto;

          3. All TIC's shares of American Financial Life Insurance Company stock;

          4. All TIC's shares of Primerica stock (See Note 14);

          5. All TIC's obligations in the amount of $105 million, the related deferred income tax assets of $37 million and cash in the amount of $68 million associated with the Connecticut River Plaza lease;

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          6. All owned intellectual property and all trademarks used in connection with products offered only by or through the Company. This includes, but is not limited to, the "umbrella" trademark and umbrella design trademark, and any trademarks which include the terms "citi," "Citi," the arc design and the blue wave design;

          7. All TIC's net obligations in the amount of $443 million related to non-qualified employee benefit plans (including retiree welfare, pension, long-term disability, workers compensation and deferred compensation obligations) and associated assets consisting of $191 million in cash, and other assets, including a deferred income tax asset, totaling $252 million;

          8. All TIC's obligations and rights related to future gains and losses under all policies providing long-term care benefits;

          9. All tax liabilities for potential audit liabilities for federal and state income taxes and other taxes of approximately $78 million with respect to pre-Acquisition tax periods as the Acquisition Agreement provides for an indemnification by Citigroup to MetLife for specified tax liabilities incurred prior to the closing date.

     The Connecticut Insurance Department (the "Department") approved the special dividend of all TIC's ownership interests and obligations as included in items 1 through 6, 8 and 9 as set forth above. Restructuring transaction item 7, as set forth above, was accounted for as an asset/liability transfer, and did not require approval from the Department. The consolidated financial statements of the Company include the results of operations related to the aforementioned restructuring transactions through the date of distribution, other than Primerica which has been reported as discontinued operations.

11.  EQUITY

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, TIC and TLAC are each permitted, without prior insurance regulatory clearance, to pay shareholder dividends to its parent as long as the amount of such dividend, when aggregated with all other dividends in the preceding twelve months, does not exceed the greater of
(i) 10% of its surplus to policyholders as of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. TIC and TLAC will each be permitted to pay a cash dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance ("Commissioner") and the Commissioner does not disapprove the payment within 30 days after notice or until the Commissioner has approved the dividend, whichever is sooner. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. TIC paid cash dividends to its former parent, CIHC, of $675 million in 2005, $773 million in 2004 and $545 million in 2003. A portion of the cash dividend paid in 2005 was considered an extraordinary dividend and was approved by the Department. The Connecticut State Insurance Law requires prior approval for any dividends for a period of two years following a change in control. As a result of the Acquisition, under Connecticut State Insurance Law all dividend payments by TIC and TLAC through June 30, 2007 require prior approval of the Commissioner. TIC and TLAC have not paid any dividends since the Acquisition Date.

     On December 15, 2004, the Company dividended all of the issued and outstanding shares of TLARC to CIHC. TLARC was valued at $250,000 and was considered to be an ordinary dividend. At Acquisition, TLARC was sold by Citigroup to MetLife.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     As discussed in Note 1, in connection with the Acquisition Agreement, several restructuring transactions requiring regulatory approval were completed prior to the sale. TIC received regulatory approval from the Commissioner to complete the restructuring transactions via dividend, and to pay its dividends.

     In connection with the restructuring transactions as discussed in Note 10, the Company's additional paid-in capital ("APIC"), retained earnings and accumulated other comprehensive income were impacted as follows:

                                                                   PREDECESSOR
                                                            --------------------------
                                                                  JUNE 30, 2005
                                                            --------------------------
                                                                      RETAINED
                                                             APIC     EARNINGS   AOCI
                                                            -------   --------   -----
                                                                  (IN MILLIONS)
RESTRUCTURING TRANSACTIONS
Keeper Holdings LLC.......................................  $    (8)  $   (26)   $  --
Citigroup Series YYY preferred stock......................   (2,225)       --       --
Citigroup Series YY preferred stock.......................     (596)       --       --
Stock of American Financial Life Insurance Company........     (218)      210       --
Stock of Primerica Life Insurance Company.................   (1,100)   (3,150)    (166)
Deferred tax liabilities YYY and YY preferred stock.......      974        --       --
Tax Liabilities...........................................       78        --       --
                                                            -------   -------    -----
  Total impact............................................  $(3,095)  $(2,966)   $(166)
                                                            =======   =======    =====

  STATUTORY EQUITY AND INCOME

     The Department imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. TIC and TLAC exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles ("SAP") continue to be established by individual state laws and permitted practices. The Department has adopted Codification, with certain modifications, for the preparation of statutory financial statements of insurance companies domiciled in Connecticut. Modifications by the Department may impact the effect of Codification on the statutory capital and surplus of TIC and TLAC.

     SAP differs from GAAP primarily by: (i) charging policy acquisition costs to expense as incurred; (ii) establishing future policy benefit liabilities using different actuarial assumptions; (iii) valuing securities on a different basis; and (iv) maintaining additional reserves associated with credit default and interest related investment gains and losses.

     In addition, certain assets are not admitted under SAP and are charged directly to surplus. The most significant assets not admitted by TIC and TLAC are net deferred tax assets resulting from temporary differences between SAP basis and tax basis not expected to reverse and become recoverable within a year.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Statutory net income of TIC, a Connecticut domiciled insurer, was $1,080 million, $975 million and $935 million for the years ended December 31, 2005, 2004 and 2003, respectively. Statutory capital and surplus, as filed with the Department, was $4,081 million and $7,886 million at December 31, 2005 and 2004, respectively.

     Statutory net income (loss) of TLAC, a Connecticut domiciled insurer, was ($80) million, ($211) million and $37 million for the years ended December 31, 2005, 2004 and 2003, respectively. Statutory capital and surplus, as filed with the Department, was $782 million and $942 million at December 31, 2005 and 2004, respectively.

  OTHER COMPREHENSIVE INCOME

     The following table sets forth the reclassification adjustments required for the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior period:

                                                 SUCCESSOR                  PREDECESSOR
                                              ----------------   ---------------------------------
                                              SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                                DECEMBER 31,         JUNE 30,        DECEMBER 31,
                                              ----------------   ----------------   --------------
                                                    2005               2005         2004     2003
                                              ----------------   ----------------   -----   ------
                                                                 (IN MILLIONS)
Holding (losses) gains on investments
  arising during the period.................      $  (517)            $ 125         $ 418   $1,412
Income tax effect of holding gains
  (losses)..................................          181               (47)         (149)    (482)
                                                  -------             -----         -----   ------
Reclassification adjustments:
  Recognized holding (gains) losses included
     in current period income...............         (270)              (53)           (2)      18
  Amortization of premiums and accretion of
     discounts associated with
     investments............................           81               (29)          (49)     (62)
  Income tax effect of reclassification
     adjustments............................           66                29            18       16
                                                  -------             -----         -----   ------
       Total reclassification adjustments...         (123)              (53)          (33)     (28)
Allocation of holding losses on investments
  relating to other policyholder amounts....          135                --            --       --
Income tax effect of allocation of holding
  loss......................................          (47)               --            --       --
Unrealized investment gains (losses) of
  subsidiary at date of restructuring.......           --              (166)           --       --
                                                  -------             -----         -----   ------
Net unrealized investment gains (losses)....         (371)             (141)          236      902
Foreign currency translation adjustments
  arising during the period.................            2                --             1        4
Effect of transfer of Primerica ............           --               166            --       --
                                                  -------             -----         -----   ------
       Other comprehensive income
          (losses)..........................      $  (369)            $  25         $ 237   $  906
                                                  =======             =====         =====   ======

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

12.  OTHER EXPENSES

     Other expenses were comprised of the following:

                                          SUCCESSOR                 PREDECESSOR
                                       ----------------   --------------------------------
                                       SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                         DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                       ----------------   ----------------   -------------
                                             2005               2005         2004    2003
                                       ----------------   ----------------   -----   -----
                                                          (IN MILLIONS)
Compensation.........................       $  86              $  72         $ 143   $ 121
Commissions..........................         236                309           606     465
Amortization of DAC and VOBA.........         186                236           410     280
Capitalization of DAC................        (262)              (426)         (810)   (583)
Rent, net of sublease income.........           7                  3            12      11
Minority interest....................           1                 --            --      --
Other................................         129                246           401     263
                                            -----              -----         -----   -----
  Total other expenses...............       $ 383              $ 440         $ 762   $ 557
                                            =====              =====         =====   =====

13.  BUSINESS SEGMENT INFORMATION

     Historically, the Company was organized into two operating segments, Travelers Life and Annuity ("TL&A") and Primerica. On June 30, 2005, in anticipation of the Acquisition, all of the Company's interests in Primerica were distributed via dividend to CIHC. See Notes 10 and 14. As a result, at June 30, 2005, the operations of Primerica were reclassified into discontinued operations and the segment was eliminated, leaving a single operating segment, TL&A.

     On the Acquisition Date, MetLife reorganized the Company's operations into two operating segments, Institutional and Individual, as well as Corporate & Other, so as to more closely align the acquired business with the manner in which MetLife manages its existing businesses. The Institutional segment includes group life insurance and retirement & savings products and services. The Individual segment includes a wide variety of protection and asset accumulation products, including life insurance, annuities and mutual funds. These segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements. Corporate & Other contains the excess capital not allocated to the business segments and run-off businesses, as well as expenses associated with certain legal proceedings. Corporate & Other also includes the elimination of intersegment transactions.

     Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in the Company's businesses. As part of the economic capital process, a portion of net investment income is credited to the segments based on the level of allocated equity.

     The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. Subsequent to the Acquisition Date, the Company allocates capital to each segment based upon an internal capital allocation system used by MetLife that allows MetLife and the Company to effectively manage its capital. The Company evaluates the performance of each operating segment based upon net income excluding certain net investment gains (losses), net of income taxes, and adjustments related to net investment gains (losses), net of income taxes.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the six months ended December 31, 2005 and June 30, 2005 and the years ended December 31, 2004 and 2003. Segment results for periods prior to the Acquisition Date have been restated to reflect segment results in conformity with MetLife's segment presentation. The revised presentation conforms to the manner in which the Company manages and assesses its business. While the prior period presentations have been prepared using the classification of products in conformity with MetLife's segment presentation, they do not reflect the segment results using MetLife's method of capital allocation which allocates capital to each segment based upon an internal capital allocation system as described in the preceding paragraph. In periods prior to the Acquisition Date, earnings on capital were allocated to segments based upon a statutory risk based capital allocation method which resulted in less capital being allocated to the segments and more being retained at Corporate & Other. As it was impracticable to retroactively reflect the impact of applying MetLife's economic capital model on periods prior to the Acquisition Date, they were not restated for this change.

                                                                        SUCCESSOR
                                                    --------------------------------------------------
AS OF OR FOR THE SIX MONTHS ENDED                                                CORPORATE &
DECEMBER 31, 2005                                   INSTITUTIONAL   INDIVIDUAL      OTHER       TOTAL
---------------------------------                   -------------   ----------   -----------   -------
                                                                      (IN MILLIONS)
Premiums..........................................     $   116       $    93       $    13     $   222
Universal life and investment-type product policy
  fees............................................          17           425            --         442
Net investment income.............................         711           381           124       1,216
Other revenues....................................          10            45             2          57
Net investment gains (losses).....................         (87)          (99)           (2)       (188)
Policyholder benefits and claims..................         324           177            22         523
Interest credited to policyholder account
  balances........................................         303           201            --         504
Other expenses....................................          30           367           (14)        383
Income from continuing operations before provision
  for income taxes................................         111            99           129         339
Net income........................................          73            86            82         241
Total assets......................................      36,751        52,048        10,672      99,471
DAC and VOBA......................................         161         3,540            --       3,701
Goodwill..........................................         305           159           392         856
Separate account assets...........................       3,177        28,061            --      31,238
Policyholder liabilities..........................      28,340        18,705         4,305      51,350
Separate account liabilities......................       3,177        28,061            --      31,238

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                        PREDECESSOR
                                                     --------------------------------------------------
FOR THE SIX MONTHS ENDED                                                          CORPORATE &
JUNE 30, 2005                                        INSTITUTIONAL   INDIVIDUAL      OTHER       TOTAL
------------------------                             -------------   ----------   -----------   -------
                                                                       (IN MILLIONS)
Premiums...........................................     $   206       $   102       $   17      $   325
Universal life and investment-type product policy
  fees.............................................          33           373           --          406
Net investment income..............................         778           547          283        1,608
Other revenues.....................................          (1)           66           48          113
Net investment gains (losses)......................         (10)           (3)          39           26
Policyholder benefits and claims...................         448           131           20          599
Interest credited to policyholder account
  balances.........................................         380           318           --          698
Other expenses.....................................          20           392           28          440
Income from continuing operations before provision
  for income taxes.................................         158           244          339          741
Income from discontinued operations, net of income
  taxes............................................          --            --          240          240
Net income.........................................         103           173          500          776

                                                                       PREDECESSOR
                                                   ---------------------------------------------------
AS OF OR FOR THE YEAR ENDED                                                     CORPORATE &
DECEMBER 31, 2004                                  INSTITUTIONAL   INDIVIDUAL      OTHER       TOTAL
---------------------------                        -------------   ----------   -----------   --------
                                                                      (IN MILLIONS)
Premiums.........................................     $   719       $   158       $    34     $    911
Universal life and investment-type product policy
  fees...........................................          73           617            --          690
Net investment income............................       1,443         1,027           542        3,012
Other revenues...................................           5           118            84          207
Net investment gains (losses)....................         (19)           24             4            9
Policyholder benefits and claims.................       1,190           182            39        1,411
Interest credited to policyholder account
  balances.......................................         688           617            --        1,305
Other expenses...................................          40           656            66          762
Income from continuing operations before
  provision for income taxes.....................         303           489           559        1,351
Income from discontinued operations, net of
  income taxes...................................          --            --           491          491
Net income.......................................         197           370           914        1,481
Total assets.....................................      32,837        48,343        24,663      105,843
DAC and VOBA.....................................         222         2,627            13        2,862
Goodwill.........................................          --           101            95          196
Separate account assets..........................       3,509        27,233            --       30,742
Policyholder liabilities.........................      26,809        16,506         3,718       47,033
Separate account liabilities.....................       3,509        27,233            --       30,742

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                        PREDECESSOR
                                                     -------------------------------------------------
FOR THE YEAR ENDED                                                                CORPORATE &
DECEMBER 31, 2003                                    INSTITUTIONAL   INDIVIDUAL      OTHER      TOTAL
------------------                                   -------------   ----------   -----------   ------
                                                                       (IN MILLIONS)
Premiums...........................................     $  921          $126         $ 35       $1,082
Universal life and investment-type product policy
  fees.............................................         69           462           --          531
Net investment income..............................      1,268           950          525        2,743
Other revenues.....................................         --            74           69          143
Net investment gains (losses)......................         (6)          (34)          72           32
Policyholder benefits and claims...................      1,368           153           47        1,568
Interest credited to policyholder account
  balances.........................................        650           598           --        1,248
Other expenses.....................................         41           456           60          557
Income from continuing operations before provision
  for income taxes.................................        193           371          594        1,158
Income from discontinued operations, net of income
  taxes............................................         --            --          440          440
Net income.........................................        126           306          926        1,358

     Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated capital. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Revenues derived from any customer did not exceed 10% of consolidated revenues. Substantially all of the Company's revenues originated in the United States.

14.  DISCONTINUED OPERATIONS

     As described in Note 1, and in accordance with the Acquisition Agreement, Primerica, a former operating segment of the Company, was distributed in the form of a dividend to CIHC on June 30, 2005.

     In accordance with SFAS No. 144 the distribution of Primerica by dividend to CIHC qualifies as a disposal by means other than a sale. As such, Primerica was treated as continuing operations until the date of disposal and, upon the date of disposal, the results from the operations were reclassified as discontinued operations for all periods presented.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following summarizes Primerica's financial information:

                                                                 PREDECESSOR
                                                      ----------------------------------
                                                      SIX MONTHS ENDED     YEARS ENDED
                                                          JUNE 30,        DECEMBER 31,
                                                      ----------------   ---------------
                                                            2005          2004     2003
                                                      ----------------   ------   ------
                                                                (IN MILLIONS)
Revenues from discontinued operations...............        $900         $1,770   $1,660
Expenses from discontinued operations...............         539          1,038      989
                                                            ----         ------   ------
Income from discontinued operations before provision
  for income taxes..................................         361            732      671
Provision for income taxes..........................         121            241      231
                                                            ----         ------   ------
  Income from discontinued operations, net of income
     taxes..........................................        $240         $  491   $  440
                                                            ====         ======   ======

     The following is a summary of Primerica's assets and liabilities at:

                                                                PREDECESSOR
                                                               -------------
                                                               DECEMBER 31,
                                                                   2004
                                                               -------------
                                                               (IN MILLIONS)
ASSETS
Investments.................................................      $ 5,891
Cash and cash equivalents...................................           31
Premiums and other receivables..............................          844
Deferred policy acquisition costs...........................        2,177
Other assets................................................          492
Separate account assets.....................................          584
                                                                  -------
Total assets held-for-sale..................................      $10,019
                                                                  =======

LIABILITIES
Future policy benefits......................................      $ 3,545
Deferred income taxes payable...............................          849
Other liabilities...........................................          767
Separate account liabilities................................          584
                                                                  -------
Total liabilities held-for-sale.............................      $ 5,745
                                                                  =======

     Primerica Financial Services, Inc. ("PFS"), a former affiliate, was a distributor of products for the Company. PFS or its affiliates sold $473 million, $983 million and $714 million of individual annuities for the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively. Commissions and fees paid to PFS were $19 million, $75 million and $58 million for the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively.

     Included in investments above is a $391 million investment in Citigroup Preferred Stock for the year ended December 31, 2004 carried at cost.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

15.  FAIR VALUE INFORMATION

     The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments were as follows:

                                                                         SUCCESSOR
                                                              --------------------------------
                                                              NOTIONAL   CARRYING   ESTIMATED
DECEMBER 31, 2005                                              AMOUNT     VALUE     FAIR VALUE
-----------------                                             --------   --------   ----------
                                                                       (IN MILLIONS)
Assets:
  Fixed maturities..........................................             $48,162     $ 48,162
  Trading securities........................................             $   452     $    452
  Equity securities.........................................             $   421     $    421
  Mortgage and consumer loans...............................             $ 2,094     $  2,087
  Policy loans..............................................             $   881     $    881
  Short-term investments....................................             $ 1,486     $  1,486
  Cash and cash equivalents.................................             $   521     $    521
  Mortgage loan commitments.................................    $339     $    --     $     (2)
  Commitments to fund partnership investments...............    $715     $    --     $     --
Liabilities:
  Policyholder account balances.............................             $28,851     $ 27,795
  Payables for collateral under securities loaned and other
     transactions...........................................             $ 8,750     $  8,750

                                                                        PREDECESSOR
                                                              --------------------------------
                                                              NOTIONAL   CARRYING   ESTIMATED
DECEMBER 31, 2004                                              AMOUNT     VALUE     FAIR VALUE
-----------------                                             --------   --------   ----------
                                                                       (IN MILLIONS)
Assets:
  Fixed maturities..........................................             $ 42,621    $ 42,621
  Trading securities........................................             $  1,346    $  1,346
  Equity securities.........................................             $    374    $    374
  Mortgage and consumer loans...............................             $  2,124    $  2,197
  Policy loans..............................................             $  1,084    $  1,084
  Short-term investments....................................             $  3,502    $  3,502
  Cash and cash equivalents.................................             $    215    $    215
  Mortgage loan commitments.................................    $213     $     --    $     --
  Commitments to fund partnership investments...............    $389     $     --    $     --
Liabilities:
  Policyholder account balances.............................             $ 29,601    $ 29,769
  Payables for collateral under securities loaned and other
     transactions...........................................             $  2,215    $  2,215

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

  FIXED MATURITIES, TRADING SECURITIES AND EQUITY SECURITIES

     The fair value of fixed maturities, trading securities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

  MORTGAGE AND CONSUMER LOANS, MORTGAGE LOAN COMMITMENTS AND COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     Fair values for mortgage and consumer loans are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, the estimated fair value is the net premium or discount of the commitments. Commitments to fund partnership investments have no stated interest rate and are assumed to have a fair value of zero.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying values for payables for collateral under securities loaned and other transactions approximate fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative instruments, including financial futures, interest rate, credit default and foreign currency swaps, foreign currency forwards, caps, and options are based upon quotations obtained from dealers or other reliable sources. See Note 4 for derivative fair value disclosures.

16.  RELATED PARTY TRANSACTIONS

     During 1995, Metropolitan Life Insurance Company ("Metropolitan Life"), a wholly-owned subsidiary of MetLife, acquired 100% of the group life business of TIC. The Company's consolidated balance sheet includes a reinsurance receivable related to this business of $387 million at December 31, 2005 and $409 million at December 31, 2004. Ceded premiums related to this business were $1 million for both the six

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

months ended December 31, 2005 and June 30, 2005. Ceded benefits related to this business were $11 million and $13 million, for the six months ended December 31, 2005 and June 30, 2005, respectively.

     In December 2004, TIC and TLAC entered into a reinsurance agreement with TLARC related to guarantee features included in certain of their universal life and variable universal life products. This reinsurance agreement is treated as a deposit-type contract and at December 31, 2005, the Company had a recoverable from TLARC of $48 million. Fees associated with this contract, included within other expenses, were $1 million and $40 million for the six months ended December 31, 2005 and June 30, 2005, respectively.

     In addition, TIC's and TLAC's individual insurance mortality risk is reinsured, in part, to Reinsurance Group of America, Incorporated ("RGA"), an affiliate. Reinsurance recoverables, under these agreements with RGA, were $47 million and $30 million at December 31, 2005 and 2004, respectively. Ceded premiums earned, universal life fees and benefits incurred were $4 million, $34 million and $54 million, respectively, for the six months ended December 31, 2005 and $5 million, $18 million and $28 million, respectively, for the six months ended June 30, 2005.

     At June 30, 2005 and December 31, 2004, the Company had investments in Tribeca Citigroup Investments Ltd. ("Tribeca"), an affiliate of the Company, in the amounts of $10 million and $14 million, respectively. Income (loss) of ($1) million, $1 million and $7 million was recognized on these investments in the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively. In July 2005, the Company sold its investment in Tribeca.

     Prior to the Acquisition, the Company had related party transactions with its former parent and/or affiliates. These transactions are described as follows:

     Citigroup and certain of its subsidiaries provided investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company. The Company paid Citigroup and its subsidiaries $22 million, $41 million and $55 million for the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively, for these services.

     The Company has received reimbursements from Citigroup and its former affiliates related to the Company's increased benefit and lease expenses after the spin-off of Travelers Property and Casualty, a former affiliate of the Company and Citigroup. These reimbursements totaled $8 million, $27 million and $34 million for the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively.

     At December 31, 2004, the Company maintained a short-term investment pool in which its insurance affiliates participated. The position of each company participating in the pool is calculated and adjusted daily. The Company's pool amounted to $3.3 billion at December 31, 2004.

     The Company had outstanding loaned securities to a former affiliate, Citigroup Global Markets, Inc., of $342 million for the year ended December 31, 2004.

     Included in other invested assets was a $2.8 billion investment in Citigroup Preferred Stock for the year ended December 31, 2004 carried at cost. Dividends received on these investments were $84 million and $203 million for the six months ended June 30, 2005 and the year ended December 31, 2004, respectively. The dividends received in 2005 were subsequently distributed back to Citigroup as part of the restructuring transactions prior to the Acquisition. See Note 10.

     The Company had investments in an affiliated joint venture, Tishman Speyer, of $93 million at December 31, 2004. Income of $99 million, $54 million and $19 million was earned on these investments for the six months ended June 30, 2005, and the years ended December 31, 2004 and 2003, respectively.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In the ordinary course of business, the Company purchased and sold securities through affiliated broker-dealers, including Smith Barney. These transactions were conducted on an arm's-length basis. Amounts due to Smith Barney were $364 million at December 31, 2004. The Company marketed deferred annuity products and life insurance through its affiliate, Smith Barney. Annuity products related to these products were $345 million, $877 million $835 million in the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively. Life premiums were $55 million, $138 million and $115 million in the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively. Commissions and fees paid to Smith Barney were $33 million, $72 million and $70 million in the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively. The Company also marketed individual annuity and life insurance through its affiliated broker-dealers. Deposits received from affiliated broker-dealers were $1.1 billion, $2.0 billion and $1.8 billion in the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively. Commissions and fees paid to affiliated broker-dealers were $45 million, $90 million and $83 million in the six months ended June 30, 2005 and in 2004 and 2003, respectively.

17.  SUBSEQUENT EVENT

     On February 14, 2006, TIC filed, with the State of Connecticut Office of the Secretary of the State, a Certificate of Amendment to the Charter as Amended and Restated of The Travelers Insurance Company (the "Charter Amendment"). The Charter Amendment changes the name of TIC to "MetLife Insurance Company of Connecticut" and is effective on May 1, 2006.

                        THE TRAVELERS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                      OTHER THAN INVESTMENTS IN AFFILIATES
                               DECEMBER 31, 2005

                                 (IN MILLIONS)

                                                                        SUCCESSOR
                                                     -----------------------------------------------
                                                                                        AMOUNT AT
                                                          COST OR        ESTIMATED    WHICH SHOWN ON
                                                     AMORTIZED COST(1)   FAIR VALUE   BALANCE SHEET
                                                     -----------------   ----------   --------------
TYPE OF INVESTMENT
Fixed Maturities:
  Bonds:
     U.S. Treasury/agency securities...............       $ 6,153         $ 6,112        $ 6,112
     State and political subdivision securities....           632             607            607
     Foreign government securities.................           472             487            487
     Public utilities..............................         2,590           2,546          2,546
     Convertibles and bonds with warrants
       attached....................................             1               1              1
     All other corporate bonds.....................        19,520          19,107         19,107
  Residential and commercial mortgage-backed, and
     other asset-backed securities.................        19,443          19,266         19,266
  Redeemable and preferred stock...................            37              36             36
                                                          -------         -------        -------
     Total fixed maturities........................        48,848         $48,162         48,162
                                                          -------         =======        -------
Trading Securities.................................           457         $   452            452
                                                                          =======
Equity Securities:
  Common stocks:
     Banks, trust and insurance companies..........             1               1              1
     Industrial, miscellaneous and all other.......            96              97             97
  Non-redeemable preferred stocks..................           327             323            323
                                                          -------         -------        -------
     Total equity securities.......................           424         $   421            421
                                                          -------         =======        -------
Mortgage and consumer loans........................         2,094                          2,094
Policy loans.......................................           881                            881
Real estate and real estate joint ventures.........            96                             96
Other limited partnership interests................         1,248                          1,248
Short-term investments.............................         1,486                          1,486
Other invested assets..............................         1,029                          1,029
                                                          -------                        -------
     Total investments.............................       $56,563                        $55,869
                                                          =======                        =======

---------------

(1) The Company's trading securities portfolio is mainly comprised of fixed maturities. Cost for fixed maturities and mortgage and consumer loans represents original cost reduced by repayments, net valuation allowances and writedowns from other-than-temporary declines in value and adjusted for amortization of premiums or accretion of discount; for equity securities, cost represents original cost reduced by writedowns from other-than-temporary declines in value; for real estate, cost represents original cost reduced by writedowns and adjusted for valuation allowances and depreciation; cost for real estate joint ventures and limited partnership interests represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                        THE TRAVELERS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
    AS OF DECEMBER 31, 2005 (SUCCESSOR) AND DECEMBER 31, 2004 (PREDECESSOR)

                                 (IN MILLIONS)

                                                   DAC        FUTURE POLICY      POLICYHOLDER
                                                   AND     BENEFITS AND OTHER      ACCOUNT       UNEARNED
SEGMENT                                            VOBA    POLICYHOLDER FUNDS      BALANCES     REVENUE (1)
-------                                           ------   -------------------   ------------   -----------
AS OF DECEMBER 31, 2005 (SUCCESSOR)
Institutional...................................  $  161         $11,880           $16,460         $  1
Individual......................................   3,540           2,179            16,526           21
Corporate & Other...............................      --           4,305                --           --
                                                  ------         -------           -------         ----
                                                  $3,701         $18,364           $32,986         $ 22
                                                  ======         =======           =======         ====

AS OF DECEMBER 31, 2004 (PREDECESSOR)
Institutional...................................  $  222         $ 8,011           $18,798         $ 17
Individual......................................   2,627           1,549            14,957          206
Corporate & Other...............................      13           3,718                --           --
                                                  ------         -------           -------         ----
                                                  $2,862         $13,278           $33,755         $223
                                                  ======         =======           =======         ====

---------------

(1) Amounts are included in other policyholder funds column for successor and in other liabilities for predecessor.

                        THE TRAVELERS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
             FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 (SUCCESSOR)
                        AND JUNE 30, 2005 (PREDECESSOR)
          AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (PREDECESSOR)

                                 (IN MILLIONS)

                            PREMIUM                  POLICYHOLDER   AMORTIZATION OF
                            REVENUES       NET       BENEFITS AND    DAC AND VOBA       OTHER         PREMIUMS
                           AND POLICY   INVESTMENT     INTEREST       CHARGED TO      OPERATING       WRITTEN
SEGMENT                       FEES        INCOME       CREDITED     OTHER EXPENSES    EXPENSES    (EXCLUDING LIFE)
-------                    ----------   ----------   ------------   ---------------   ---------   ----------------
FOR THE SIX MONTHS ENDED
DECEMBER 31, 2005 (SUCCESSOR)
Institutional............    $  133       $  711        $  627           $  1           $ 29            $ --
Individual...............       518          381           378            185            182              --
Corporate & Other........        13          124            22             --            (14)             --
                             ------       ------        ------           ----           ----            ----
                             $  664       $1,216        $1,027           $186           $197            $ --
                             ======       ======        ======           ====           ====            ====
FOR THE SIX MONTHS ENDED
  JUNE 30, 2005 (PREDECESSOR)
Institutional............    $  239       $  778        $  828           $  4           $ 16            $206
Individual...............       475          547           449            231            162              62
Corporate & Other........        17          283            20              1             27              17
                             ------       ------        ------           ----           ----            ----
                             $  731       $1,608        $1,297           $236           $205            $285
                             ======       ======        ======           ====           ====            ====
FOR THE YEAR ENDED
  DECEMBER 31, 2004 (PREDECESSOR)
Institutional............    $  792       $1,443        $1,878           $  7           $ 33            $719
Individual...............       775        1,027           799            401            255              72
Corporate & Other........        34          542            39              2             64              34
                             ------       ------        ------           ----           ----            ----
                             $1,601       $3,012        $2,716           $410           $352            $825
                             ======       ======        ======           ====           ====            ====
FOR THE YEAR ENDED
  DECEMBER 31, 2003 (PREDECESSOR)
Institutional............    $  990       $1,268        $2,018           $ 12           $ 29            $921
Individual...............       588          950           751            266            190              25
Corporate & Other........        35          525            47              2             58              35
                             ------       ------        ------           ----           ----            ----
                             $1,613       $2,743        $2,816           $280           $277            $981
                             ======       ======        ======           ====           ====            ====

                        THE TRAVELERS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE IV

                            CONSOLIDATED REINSURANCE
         AS OF DECEMBER 31, 2005 AND 2004 AND FOR THE SIX MONTHS ENDED
                      DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                                                                % AMOUNT
                                                        GROSS                           NET     ASSUMED
                                                        AMOUNT     CEDED    ASSUMED   AMOUNT     TO NET
                                                       --------   -------   -------   -------   --------
AS OF AND FOR THE SIX MONTHS ENDED
  DECEMBER 31, 2005 (SUCCESSOR)
Life insurance in-force..............................  $109,333   $78,438   $   --    $30,895      --%
                                                       ========   =======   ======    =======
Insurance Premium:
  Life insurance.....................................  $    237   $    34   $   --    $   203      --%
  Accident and health................................       144       125       --         19      --%
                                                       --------   -------   ------    -------
    Total insurance premium..........................  $    381   $   159   $   --    $   222      --%
                                                       ========   =======   ======    =======
FOR THE SIX MONTHS ENDED
  JUNE 30, 2005 (PREDECESSOR)
Insurance Premium:
  Life insurance.....................................  $    335   $    27   $   --    $   308      --%
  Accident and health................................       129       112       --         17      --%
  Property and casualty insurance....................         2         2       --         --      --%
                                                       --------   -------   ------    -------
    Total insurance premium..........................  $    466   $   141   $   --    $   325      --%
                                                       ========   =======   ======    =======
AS OF AND FOR THE YEAR ENDED
  DECEMBER 31, 2004 (PREDECESSOR)
Life insurance in-force..............................  $100,794   $73,575   $3,313    $30,532    10.9%
                                                       ========   =======   ======    =======
Insurance Premium:
  Life insurance.....................................  $    927   $    51   $   --    $   876      --%
  Accident and health................................       263       228       --         35      --%
  Property and casualty insurance....................         1         1       --         --      --%
                                                       --------   -------   ------    -------
    Total insurance premium..........................  $  1,191   $   280   $   --    $   911      --%
                                                       ========   =======   ======    =======
AS OF AND FOR THE YEAR ENDED
  DECEMBER 31, 2003 (PREDECESSOR)
Life insurance in-force..............................  $ 89,443   $62,957   $3,362    $29,848    11.3%
                                                       ========   =======   ======    =======
Insurance Premium:
  Life insurance.....................................  $  1,086   $    40   $   --    $ 1,046      --%
  Accident and health................................       269       233       --         36      --%
  Property and casualty insurance....................        21        21       --         --      --%
                                                       --------   -------   ------    -------
    Total insurance premium..........................  $  1,376   $   294   $   --    $ 1,082      --%
                                                       ========   =======   ======    =======

                                  VINTAGE XTRA
                            VINTAGE XTRA (SERIES II)
                            PORTFOLIO ARCHITECT XTRA


                       STATEMENT OF ADDITIONAL INFORMATION


                METLIFE OF CT FUND BD III FOR VARIABLE ANNUITIES


                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415



MIC - Book - 05-09-86                                                   May 2006

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:


        (1)  Statement of Assets and Liabilities as of December 31, 2005



        (2)  Statement of Operations for the year ended December 31, 2005



        (3) Statement of Changes in Net Assets for the years ended December 31, 2005 and 2004



        (4)  Statement of Investments as of December 31, 2005



        (5)  Notes to Financial Statements


The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries and the report of Independent Auditors, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:


        (1) Consolidated Statements of Income for the years ended December 31, 2005, 2004 and 2003



        (2)  Consolidated Balance Sheets as of December 31, 2005 and 2004



        (3) Consolidated Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2005, 2004 and 2003



        (4) Consolidated Statements of Cash Flows for the years ended December 31, 2005, 2004 and 2003



        (5)  Notes to Consolidated Financial Statements



        (6)  Financial Statement Schedules


(b) EXHIBITS

        1. Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, filed May 23, 1997.)

        2.        Not Applicable.

       3(a) Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Insurance Company and Travelers Distributions LLC (Incorporated herein by reference to Exhibit 3(a) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-58783 filed February 26, 2001.)


       3(b) Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form
                  N-4, File No. 033-65343 filed April 6, 2006.)



       4(a) Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form N-4, File No. 333-70657, filed January 15, 1999.)


       4(b) Form of Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, file No. 333-101778, filed November 19, 2004.)


      4(c). Company Name Change Endorsement The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)



      4(d).       Roth 401 Endorsement. (Incorporated herein by reference to
                  Exhibit 4(d) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No.
                  033-65343 filed April 6, 2006.)



      4(e).       Roth 403(b) Endorsement. (Incorporated herein by reference to
                  Exhibit 4(e) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)


      5(a). Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-70657, filed September 29, 1999.)

      5(b). Form of Variable Annuity Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)


       6(a) Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40199, filed November 13, 1998.)

       6(b) By-Laws of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, File No. 333-40193, filed November 13, 1998.)


       6(c). Certificate of Amendment of the Charter as Amended and Restated of The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit
                  6(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)


        7. Specimen Reinsurance Contract. (Incorporated herein by reference to Exhibit 7 to the Registration Statement on Form N-4 , File No. 333-65942, filed April 15, 2003.)

      8(a). Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778 filed April 21, 2005.)


      8(b). Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, Metropolitan Life Insurance Company, The Travelers Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)

      8(c). Participation Agreement Among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)


        9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4 filed January 15, 1999.)


       10(a) Consent of KPMG LLP, Independent Registered Public Accounting Firm. Filed herewith.

       10(b) Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm. Filed herewith.


       11.        Not applicable.

       12.        Not applicable.


       15.        Power of Attorney authorizing Michele H. Abate, Thomas S.
                  Clark, John E. Connolly, Jr., Mary K. Johnson, James L. Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie C. Swift to act as signatory for C. Robert Henrikson, Leland C. Launer, Jr., Lisa M. Weber, Stanley J. Talbi, and Joseph J. Prochaska, Jr. (Incorporated herein by reference to Post-Effective Amendment No. 10 to the TIC Separate Account Eleven for Variable Annuities Registration Statement on Form N-4, File No. 333-101778, filed September 20, 2005.)

ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:
         The Travelers Insurance Company
         One Cityplace
         Hartford, CT  06103-3415



NAME AND PRINCIPAL                              POSITIONS AND OFFICES
BUSINESS ADDRESS                                WITH INSURANCE COMPANY
----------------                                ----------------------
C. Robert Henrikson                             Director, Chairman, President and Chief Executive Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101
Leland C. Launer, Jr.                           Director
501 Route 22
Bridgewater, NJ 08807
Lisa M. Weber                                   Director
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101
Steven A. Kandarian                             Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962
James L. Lipscomb                               Executive Vice President and General Counsel
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101
Gwenn L. Carr                                   Senior Vice President and Secretary
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101
Michael K. Farrell                              Senior Vice President
10 Park Avenue
Morristown, NJ 07962
Hugh C. McHaffie                                Senior Vice President
501 Boylston Street
Boston, MA 02116
Joseph J. Prochaska, Jr.                        Senior Vice President and Chief Accounting Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101
Stanley J. Talbi                                Senior Vice President and Chief Financial Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101
Anthony J. Williamson                           Senior Vice President and Treasurer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Roberto Baron                                   Vice President and Senior Actuary
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101
Steven J. Brash                                 Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101
William D. Cammarata                            Vice President
18210 Crane Nest Drive
Tampa, FL 33647
Vincent Cirulli                                 Vice President
10 Park Avenue
Morristown, NJ 07962
James R. Dingler                                Vice President
10 Park Avenue
Morristown, NJ 07962
Elizabeth M. Forget                             Vice President
260 Madison Ave
New York, NY 10016
Judith A. Gulotta                               Vice President
10 Park Avenue
Morristown, NJ 07962
S.Peter Headley                                 Vice President and Assistant
6750 Poplar Avenue                              Secretary
Germantown, TN 38138
C.Scott Inglis                                  Vice President
10 Park Avenue
Morristown, NJ 07962
Daniel D. Jordan                                Vice President and Assistant
501 Boylston Street                             Secretary
Boston, MA 02116
Bennett Kleinberg                               Vice President and Actuary
185 Asylum Street
Hartford, CT 06103
Paul L. LeClair                                 Vice President and Actuary
501 Boylston Street
Boston, MA 02116
Gene L. Lunman                                  Vice President
185 Asylum Street
Hartford, CT 06103
Joseph J. Massimo                               Vice President
18210 Crane Nest Drive
Tampa, FL 33647
Daniel A. O'Neill                               Vice President
10 Park Avenue
Morristown, NJ 07962
Mark S. Reilly                                  Vice President
185 Asylum Street
Hartford, CT 06103
Mark J. Remington                               Vice President
185 Asylum Street
Hartford, CT 06103
Jonathan L. Rosenthal                           Vice President and Chief Hedging
10 Park Avenue                                   Officer
Morristown, NJ 07962
Ragai A. Roushdy                                Vice President
10 Park Avenue
Morristown, NJ 07962

Erik V. Savi                                    Vice President
10 Park Avenue
Morristown, NJ 07962
Kevin M. Thorwarth                              Vice President
10 Park Avenue
Morristown, NJ 07962
Mark. H. Wilsmann                               Vice President
10 Park Avenue
Morristown, NJ 07962


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of The Travelers Insurance Company under Connecticut insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    CitiStreet Retirement Services LLC (NJ)

            a)    CitiStreet Financial Services LLC (NJ)

            b)    CitiStreet Funds Management LLC (NJ)

            c)    CitiStreet Associates LLC (DE)

                  1)    CitiStreet Equities LLC (NJ)

                  2)    CitiStreet Associates of Montana LLC (MT)

                  3)    CitiStreet Associates of Texas, Inc. (TX)

                  4)    CitiStreet Associates of Hawaii LLC (HI)

                  5)    CitiStreet Associates Insurance Agency of
                        Massachusetts LLC (MA)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Life Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Company Limited (Hong Kong)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      14.   MetLife Services Limited (United Kingdom)

      15. Siembra Seguros de Vida S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by Natiloportem Holdings, Inc.

      16.   MetLife International Insurance Ltd. (Bermuda)

      17.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

      18. Siembra Seguros de Retiro S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by; Natiloportem Holdings, Inc.

      19. Best Market S.A. (Argentina) - 95% is owned by MetLife International Holdings, Inc. and 5% is held by Natiloportem Holdings, Inc.

      20. Compania Previsional MetLife S.A. (Argentina) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      21.   MetLife Worldwide Holdings, Inc.

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    CDMK, Inc. (Korea)

            c)    MetLife Reinsurance (Bermuda) Ltd. (Bermuda)

            d)    MetLife Direct Co., Ltd. (Japan)

            e)    MetLife Vida e Previdencia S.A. (Brazil)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      9.    L/C Development Corporation (CA)

      10.   Thorngate, LLC (DE)

      11.   Alternative Fuel I, LLC (DE)

      12.   Transmountain Land & Livestock Company (MT)

      13.   MetPark Funding, Inc. (DE)

      14.   HPZ Assets LLC (DE)

      15.   MetDent, Inc. (DE)

      16.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      17.   Metropolitan Tower Realty Company, Inc. (DE)

      18.   MetLife (India) Private Ltd. (India)

      19.   Metropolitan Marine Way Investments Limited (Canada)

      20.   MetLife Private Equity Holdings, LLC (DE)

      21.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      22.   Metropolitan Realty Management, Inc. (DE)

      23.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      24.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        25.   Bond Trust Account A (MA)

        26.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      27.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      28.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                 (3)   Reinsurance Group of America, Incorporated (MO) - (52.8%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                        (b)   RGA Worldwide Reinsurance Company Ltd. (Barbados)

                        (c)   RGA Sigma Reinsurance SPC (Cayman Islands)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% of RGA Financial Group, L.L.C. is held by RGA Reinsurance Company (Barbados) Ltd. and 20% of RGA Financial Group, LLC is held by RGA Reinsurance Company

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia)

                              (i)   RGA Financial Products Limited (Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina)

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I

                        (o)   RGA Global Reinsurance, Ltd. (Bermuda)

      29.   Corporate Real Estate Holdings, LLC (DE)

      30. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      31.   MetLife Tower Resources Group, Inc. (DE)

      32.   Headland Development Corporation (CA)

      33.   Headland - Pacific Palisades, LLC (CA)

      34.   Headland Properties Associates (CA)

      35.   Krisman, Inc. (MO)

      36.   Special Multi-Asset Receivables Trust (DE)

      37.   White Oak Royalty Company (OK)

      38.   500 Grant Street GP LLC (DE)

      39. 500 Grant Street Associates Limited Partnership (CT) - 99% is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      40.   MetLife Canada/MetVie Canada (Canada)

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    The Travelers Insurance Company (CT)

      1.    190 LaSalle Associates L.L.C. (DE) - 50% is owned by a third party

      2.    440 South LaSalle LLC (DE)

      3. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by a third party

      4. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 33% is owned by third party

      5. Pilgrim Alternative Investments Opportunity Fund III Associates, LLC (CT) - 33% is owned by third party

      6.    Pilgrim Investments Highland Park, LLC (CO)

      7.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      8.    Pilgrim Investments York Road, LLC(DE)

      9.   Euro TI Investments LLC (DE)

      10.   Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      11.   Hollow Creek, L.L.C. (CT/NC)

      12. One Financial Place Corporation (DE) - 100% is owned in the aggregate by The Travelers Insurance Company and The Travelers Life and Annuity Company.

            a)    One Financial Place, LP (DE)

      13. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by The Travelers Insurace Company and The Travelers Life and Annuity Company.

      14.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of Alabama, Inc. (AL)

                  2) Tower Square Securities Insurance Agency of Massachusetts, Inc. (MA)

                  3) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  4) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

                  5)    Tower Square Securities Insurance Agency of
                        Texas, Inc. (TX)

            c)    Travelers Distribution LLC (DE)

            d)    Travelers Investment Advisers, Inc. (DE)

      15.   TIC European Real Estate LP, LLC (DE)

      16.   MetLife European Holdings, Inc. (DE)

      17.   Travelers European Investments LLC (CT)

      18.   Travelers International Investments Ltd. (Cayman Islands)

      19. Tribeca Citigroup Investments Ltd. (Cayman Islands) (68%) - 68% is owned by The Travelers Insurance Company, 4% is owned by The Travelers Life and Annuity Company and 28% is owned by a third party.

            a)    Tribeca Global Convertible Investments Ltd. (Cayman
                  Islands) (83%)

      20.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      21.   The Travelers Life and Annuity Company (CT)

            a)    Euro TL Investments LLC (DE)

            b)    SSB Private Selections, LLC (DE) (50%)

                  1)    Solomon Smith Barney Private Selection Fund I,
                        LLC (NY)

      22.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      23. TRAL & Co. (DE) - is a general partnership. Its partners are The Travelers Insurance Company and The Travelers Life and Annuity Company.

      24.   Tribeca Distressed Securities LLC (DE)

Y.    The Travelers Life & Annuity Reinsurance Company (SC)

Z.    Citicorp Life Insurance Company (AZ)

      1.    First Citicorp Life Insurance Company (NY)

      2.    Euro CL Investments LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

BB.   MetLife Standby I, LLC (DE)

CC.   MetLife Exchange Trust I

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

                                        7

ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2006, there were 297 qualified contracts and 429 non-qualified contracts of Vintage Xtra Annuity; there were 575 qualified contracts and 393 non-qualified contracts of Portfolio Architect Xtra; and there were 1,142 qualified contracts and 1,191 non-qualified contracts of Vintage Xtra-Series II offered by the Registrant.


ITEM 28. INDEMNIFICATION


The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy insurance coverage with limits of $400 million under which the Depositor and Travelers Distribution LLC, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.




Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)   Travelers Distribution LLC
      One Cityplace
      Hartford, CT 06199


Travelers Distribution LLC also serves as principal underwriter and distributor for the following investment companies (other than the Registrant):


The Travelers Fund U for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, Tactical Growth and Income Stock Account for Variable Annuities, Tactical Short-Term Bond Account for Variable Annuities and Tactical Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.


(b) Travelers Distribution LLC is the principal underwriter for the Contracts. The following persons are officers and managers of Travelers Distribution LLC. The principal business address for Travelers Distribution LLC is One Cityplace, Hartford, CT 06103-3415.



NAME AND PRINCIPAL                      POSITIONS AND OFFICES
BUSINESS ADDRESS                        WITH UNDERWRITER
------------------                      ---------------------
Leslie Sutherland                       President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
Steven J. Brash                         Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

Charles M. Deuth                        Vice President, National Accounts
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
Anthony J. Dufault                      Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
James R. Fitzpatrick                    Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Elizabeth M. Forget                     Vice President and Chief Marketing Officer
260 Madison Avenue
New York, NY 10016
Helayne F. Klier                        Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
Paul M. Kos                             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Paul A. LaPiana                         Vice President, Life Insurance Distribution Division
5 Park Plaza
Suite 1900
Irvine, CA 92614
Richard C. Pearson                      Vice President and Secretary
5 Park Plaza
Suite 1900
Irvine, CA 92614
Robert H. Petersen                      Vice President and Chief Financial Officer
485-E U.S. Highway 1 South
4th Floor
Iselin, NJ 08830
Deron J. Richens                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Paul A. Smith                           Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
Cathy Sturdivant                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Paulina Vakouros                        Vice President
260 Madison Avenue
New York, NY 10016
Edward C. Wilson                        Vice President and Chief Distribution Officer
5 Park Plaza
Suite 1900
Irvine, CA 92614
Anthony J. Williamson                   Treasurer
One MetLife Plaza
27-01 Queens Plaza North

Long Island City, New York 11101
Michael K. Farrell                      Manager
10 Park Avenue
Morristown, NJ 07962
Craig W. Markham                        Manager
13045 Tesson Ferry Road
St. Louis, MO 63128
William J. Toppeta                      Manager
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101



(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                                           (2)
                                    Net Underwriting        (3)           (4)             (5)
                (1)                    Discounts       Compensation     Brokerage        Other
    Name of Principal Underwriter   and Commissions    On Redemption   Commissions   Compensation
---------------------------------   ----------------   -------------   -----------   -------------
Travelers Distribution LLC          $    132,588,671   $           0   $         0   $           0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

(1)   The Travelers Insurance Company
      One Cityplace
      Hartford, Connecticut  06103-3415

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Boston, and State of Massachusetts, on this 5th day of April, 2006.

                THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
                                  (Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)

                                    By: /s/ HUGH C. MCHAFFIE
                                        --------------------------------------
                                        Hugh C. McHaffie, Senior Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 5th day of April, 2006.

*C. ROBERT HENRIKSON           Director, Chairman, President and Chief
--------------------------     Executive Officer
(C. Robert Henrikson)

*STANLEY J. TALBI              Senior Vice President and Chief Financial Officer
--------------------------
(Stanley J. Talbi)

*JOSEPH J. PROCHASKA, JR.      Senior Vice President and Chief Accounting
-------------------------      Officer
(Joseph J. Prochaska, Jr.)

*LELAND C. LAUNER, JR.         Director
--------------------------
(Leland C. Launer, Jr.)

*LISA M. WEBER                 Director
--------------------------
(Lisa M. Weber)

By:   /s/ Michele H. Abate
      --------------------
      Michele H. Abate, Attorney-in-Fact

* The Travelers Insurance Company. Executed by Michele H. Abate on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Post-Effective Amendment No. 10 to the TIC Separate Account Eleven for Variable Annuities Registration Statement on Form N-4, File No. 333-101778, filed September 20, 2005.

                                  EXHIBIT INDEX

10(a)          Consent of KPMG LLP, Independent Registered Public Accounting Firm.

10(b)          Consent of Deloitte & Touche LLP, Independent Registered Public
               Accounting Firm.